UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$21Footnote Reference(a)	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 15.68%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net), returned 22.34% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index, returned 16.22%.

What contributed to performance?

Positive contributions to the Fund’s return were led by the allocation to international developed market value stocks, followed by diversified bonds and U.S. large-cap growth stocks. Within international developed market equities, an allocation to value stocks was the largest contributor to performance, followed by broad emerging market stocks.

What detracted from performance?

There were no material detractors from the Fund’s absolute performance for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jan 16	$9,714	$9,397	$9,693	$10,138
Feb 16	$9,704	$9,332	$9,681	$10,210
Mar 16	$10,180	$10,024	$10,147	$10,303
Apr 16	$10,296	$10,172	$10,252	$10,343
May 16	$10,317	$10,185	$10,261	$10,345
Jun 16	$10,434	$10,123	$10,297	$10,531
Jul 16	$10,688	$10,559	$10,590	$10,598
Aug 16	$10,677	$10,595	$10,606	$10,586
Sep 16	$10,709	$10,660	$10,643	$10,580
Oct 16	$10,508	$10,479	$10,502	$10,499
Nov 16	$10,497	$10,558	$10,450	$10,250
Dec 16	$10,649	$10,786	$10,592	$10,265
Jan 17	$10,800	$11,081	$10,774	$10,285
Feb 17	$11,027	$11,392	$10,984	$10,354
Mar 17	$11,082	$11,532	$11,062	$10,349
Apr 17	$11,200	$11,711	$11,200	$10,428
May 17	$11,352	$11,970	$11,383	$10,509
Jun 17	$11,417	$12,024	$11,409	$10,498
Jul 17	$11,633	$12,360	$11,620	$10,543
Aug 17	$11,655	$12,408	$11,689	$10,638
Sep 17	$11,828	$12,647	$11,802	$10,587
Oct 17	$11,979	$12,910	$11,952	$10,593
Nov 17	$12,130	$13,160	$12,084	$10,580
Dec 17	$12,258	$13,372	$12,223	$10,628
Jan 18	$12,600	$14,127	$12,581	$10,506
Feb 18	$12,170	$13,533	$12,216	$10,406
Mar 18	$12,159	$13,244	$12,091	$10,473
Apr 18	$12,137	$13,370	$12,124	$10,395
May 18	$12,280	$13,387	$12,168	$10,469
Jun 18	$12,258	$13,314	$12,122	$10,456
Jul 18	$12,523	$13,716	$12,342	$10,459
Aug 18	$12,732	$13,824	$12,432	$10,526
Sep 18	$12,754	$13,884	$12,433	$10,458
Oct 18	$12,082	$12,843	$11,835	$10,376
Nov 18	$12,192	$13,031	$11,967	$10,438
Dec 18	$11,652	$12,113	$11,549	$10,630
Jan 19	$12,285	$13,070	$12,145	$10,742
Feb 19	$12,533	$13,419	$12,337	$10,736
Mar 19	$12,759	$13,588	$12,525	$10,942
Apr 19	$13,041	$14,047	$12,780	$10,945
May 19	$12,657	$13,214	$12,416	$11,139
Jun 19	$13,211	$14,079	$12,966	$11,279
Jul 19	$13,281	$14,120	$13,000	$11,304
Aug 19	$13,304	$13,785	$12,950	$11,597
Sep 19	$13,417	$14,075	$13,086	$11,535
Oct 19	$13,632	$14,460	$13,317	$11,570
Nov 19	$13,858	$14,813	$13,509	$11,564
Dec 19	$14,147	$15,335	$13,791	$11,556
Jan 20	$14,158	$15,166	$13,805	$11,778
Feb 20	$13,566	$13,941	$13,236	$11,990
Mar 20	$12,450	$12,059	$12,132	$11,920
Apr 20	$13,322	$13,350	$12,998	$12,132
May 20	$13,798	$13,931	$13,362	$12,188
Jun 20	$14,042	$14,376	$13,652	$12,265
Jul 20	$14,642	$15,137	$14,166	$12,448
Aug 20	$15,108	$16,063	$14,641	$12,348
Sep 20	$14,828	$15,545	$14,355	$12,341
Oct 20	$14,630	$15,167	$14,120	$12,286
Nov 20	$15,748	$17,037	$15,219	$12,406
Dec 20	$16,222	$17,828	$15,652	$12,424
Jan 21	$16,186	$17,747	$15,564	$12,334
Feb 21	$16,352	$18,158	$15,690	$12,156
Mar 21	$16,600	$18,643	$15,863	$12,005
Apr 21	$17,061	$19,458	$16,330	$12,099
May 21	$17,262	$19,761	$16,504	$12,139
Jun 21	$17,416	$20,021	$16,680	$12,224
Jul 21	$17,488	$20,159	$16,824	$12,361
Aug 21	$17,737	$20,664	$17,064	$12,337
Sep 21	$17,287	$19,810	$16,582	$12,231
Oct 21	$17,915	$20,821	$17,088	$12,227
Nov 21	$17,631	$20,320	$16,861	$12,263
Dec 21	$18,167	$21,133	$17,249	$12,232
Jan 22	$17,559	$20,095	$16,592	$11,968
Feb 22	$17,222	$19,576	$16,260	$11,835
Mar 22	$17,390	$20,000	$16,291	$11,506
Apr 22	$16,302	$18,399	$15,261	$11,069
May 22	$16,419	$18,420	$15,312	$11,141
Jun 22	$15,422	$16,868	$14,441	$10,966
Jul 22	$16,257	$18,046	$15,187	$11,234
Aug 22	$15,674	$17,381	$14,680	$10,917
Sep 22	$14,534	$15,717	$13,583	$10,445
Oct 22	$15,117	$16,666	$14,005	$10,310
Nov 22	$16,011	$17,958	$14,862	$10,689
Dec 22	$15,474	$17,252	$14,485	$10,641
Jan 23	$16,295	$18,488	$15,286	$10,968
Feb 23	$15,831	$17,958	$14,865	$10,684
Mar 23	$16,268	$18,512	$15,291	$10,956
Apr 23	$16,454	$18,778	$15,460	$11,022
May 23	$16,361	$18,577	$15,293	$10,902
Jun 23	$16,917	$19,656	$15,804	$10,863
Jul 23	$17,249	$20,375	$16,147	$10,856
Aug 23	$16,971	$19,806	$15,835	$10,786
Sep 23	$16,335	$18,987	$15,281	$10,512
Oct 23	$15,965	$18,416	$14,909	$10,346
Nov 23	$17,129	$20,116	$16,005	$10,815
Dec 23	$17,890	$21,082	$16,711	$11,229
Jan 24	$18,012	$21,206	$16,751	$11,198
Feb 24	$18,417	$22,116	$17,088	$11,040
Mar 24	$18,835	$22,810	$17,473	$11,142
Apr 24	$18,187	$22,057	$16,951	$10,860
May 24	$18,889	$22,953	$17,479	$11,044
Jun 24	$19,295	$23,464	$17,778	$11,149
Jul 24	$19,565	$23,843	$18,116	$11,409
Aug 24	$19,997	$24,448	$18,497	$11,573
Sep 24	$20,294	$25,016	$18,854	$11,728
Oct 24	$19,848	$24,455	$18,413	$11,437
Nov 24	$20,469	$25,369	$18,904	$11,558
Dec 24	$19,973	$24,769	$18,511	$11,369
Jan 25	$20,412	$25,600	$18,924	$11,430
Feb 25	$20,499	$25,446	$19,022	$11,681
Mar 25	$19,899	$24,441	$18,574	$11,685
Apr 25	$19,973	$24,669	$18,707	$11,731
May 25	$20,690	$26,087	$19,298	$11,647
Jun 25	$21,406	$27,258	$19,937	$11,826
Jul 25	$21,541	$27,628	$20,078	$11,795
Aug 25	$21,982	$28,310	$20,472	$11,936
Sep 25	$22,599	$29,336	$21,006	$12,067
Oct 25	$22,981	$29,992	$21,341	$12,142
Nov 25	$23,011	$29,989	$21,392	$12,217
Dec 25	$23,105	$30,302	$21,514	$12,199

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	15.68%	7.33%	8.74%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index...
	16.22	6.57	7.96
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

Key Fund statistics

Net Assets...
$783,760,190
Number of Portfolio Holdings...
18
Net Investment Advisory Fees...
$1,009,906
Portfolio Turnover Rate...
36%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
56.5%
Fixed-Income Funds...
31.2
Short-Term Securities...
12.3

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Annual Shareholder Report — December 31, 2025

BVDAX-12/25-AR

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47Footnote Reference(a)	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 15.37%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net), returned 22.34% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index, returned 16.22%.

What contributed to performance?

Positive contributions to the Fund’s return were led by the allocation to international developed market value stocks, followed by diversified bonds and U.S. large-cap growth stocks. Within international developed market equities, an allocation to value stocks was the largest contributor to performance, followed by broad emerging market stocks.

What detracted from performance?

There were no material detractors from the Fund’s absolute performance for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jan 16	$9,703	$9,397	$9,693	$10,138
Feb 16	$9,703	$9,332	$9,681	$10,210
Mar 16	$10,169	$10,024	$10,147	$10,303
Apr 16	$10,286	$10,172	$10,252	$10,343
May 16	$10,297	$10,185	$10,261	$10,345
Jun 16	$10,413	$10,123	$10,297	$10,531
Jul 16	$10,657	$10,559	$10,590	$10,598
Aug 16	$10,657	$10,595	$10,606	$10,586
Sep 16	$10,678	$10,660	$10,643	$10,580
Oct 16	$10,477	$10,479	$10,502	$10,499
Nov 16	$10,466	$10,558	$10,450	$10,250
Dec 16	$10,616	$10,786	$10,592	$10,265
Jan 17	$10,767	$11,081	$10,774	$10,285
Feb 17	$10,983	$11,392	$10,984	$10,354
Mar 17	$11,037	$11,532	$11,062	$10,349
Apr 17	$11,156	$11,711	$11,200	$10,428
May 17	$11,307	$11,970	$11,383	$10,509
Jun 17	$11,372	$12,024	$11,409	$10,498
Jul 17	$11,577	$12,360	$11,620	$10,543
Aug 17	$11,599	$12,408	$11,689	$10,638
Sep 17	$11,772	$12,647	$11,802	$10,587
Oct 17	$11,912	$12,910	$11,952	$10,593
Nov 17	$12,063	$13,160	$12,084	$10,580
Dec 17	$12,179	$13,372	$12,223	$10,628
Jan 18	$12,519	$14,127	$12,581	$10,506
Feb 18	$12,091	$13,533	$12,216	$10,406
Mar 18	$12,080	$13,244	$12,091	$10,473
Apr 18	$12,058	$13,370	$12,124	$10,395
May 18	$12,201	$13,387	$12,168	$10,469
Jun 18	$12,179	$13,314	$12,122	$10,456
Jul 18	$12,431	$13,716	$12,342	$10,459
Aug 18	$12,640	$13,824	$12,432	$10,526
Sep 18	$12,651	$13,884	$12,433	$10,458
Oct 18	$11,981	$12,843	$11,835	$10,376
Nov 18	$12,091	$13,031	$11,967	$10,438
Dec 18	$11,548	$12,113	$11,549	$10,630
Jan 19	$12,177	$13,070	$12,145	$10,742
Feb 19	$12,424	$13,419	$12,337	$10,736
Mar 19	$12,638	$13,588	$12,525	$10,942
Apr 19	$12,918	$14,047	$12,780	$10,945
May 19	$12,536	$13,214	$12,416	$11,139
Jun 19	$13,087	$14,079	$12,966	$11,279
Jul 19	$13,157	$14,120	$13,000	$11,304
Aug 19	$13,169	$13,785	$12,950	$11,597
Sep 19	$13,281	$14,075	$13,086	$11,535
Oct 19	$13,495	$14,460	$13,317	$11,570
Nov 19	$13,720	$14,813	$13,509	$11,564
Dec 19	$13,999	$15,335	$13,791	$11,556
Jan 20	$14,010	$15,166	$13,805	$11,778
Feb 20	$13,421	$13,941	$13,236	$11,990
Mar 20	$12,312	$12,059	$12,132	$11,920
Apr 20	$13,167	$13,350	$12,998	$12,132
May 20	$13,629	$13,931	$13,362	$12,188
Jun 20	$13,872	$14,376	$13,652	$12,265
Jul 20	$14,456	$15,137	$14,166	$12,448
Aug 20	$14,919	$16,063	$14,641	$12,348
Sep 20	$14,641	$15,545	$14,355	$12,341
Oct 20	$14,444	$15,167	$14,120	$12,286
Nov 20	$15,544	$17,037	$15,219	$12,406
Dec 20	$16,008	$17,828	$15,652	$12,424
Jan 21	$15,972	$17,747	$15,564	$12,334
Feb 21	$16,137	$18,158	$15,690	$12,156
Mar 21	$16,371	$18,643	$15,863	$12,005
Apr 21	$16,828	$19,458	$16,330	$12,099
May 21	$17,016	$19,761	$16,504	$12,139
Jun 21	$17,169	$20,021	$16,680	$12,224
Jul 21	$17,240	$20,159	$16,824	$12,361
Aug 21	$17,475	$20,664	$17,064	$12,337
Sep 21	$17,017	$19,810	$16,582	$12,231
Oct 21	$17,640	$20,821	$17,088	$12,227
Nov 21	$17,358	$20,320	$16,861	$12,263
Dec 21	$17,880	$21,133	$17,249	$12,232
Jan 22	$17,277	$20,095	$16,592	$11,968
Feb 22	$16,944	$19,576	$16,260	$11,835
Mar 22	$17,111	$20,000	$16,291	$11,506
Apr 22	$16,033	$18,399	$15,261	$11,069
May 22	$16,149	$18,420	$15,312	$11,141
Jun 22	$15,161	$16,868	$14,441	$10,966
Jul 22	$15,988	$18,046	$15,187	$11,234
Aug 22	$15,398	$17,381	$14,680	$10,917
Sep 22	$14,281	$15,717	$13,583	$10,445
Oct 22	$14,846	$16,666	$14,005	$10,310
Nov 22	$15,718	$17,958	$14,862	$10,689
Dec 22	$15,192	$17,252	$14,485	$10,641
Jan 23	$15,990	$18,488	$15,286	$10,968
Feb 23	$15,532	$17,958	$14,865	$10,684
Mar 23	$15,964	$18,512	$15,291	$10,956
Apr 23	$16,134	$18,778	$15,460	$11,022
May 23	$16,042	$18,577	$15,293	$10,902
Jun 23	$16,592	$19,656	$15,804	$10,863
Jul 23	$16,907	$20,375	$16,147	$10,856
Aug 23	$16,632	$19,806	$15,835	$10,786
Sep 23	$16,017	$18,987	$15,281	$10,512
Oct 23	$15,651	$18,416	$14,909	$10,346
Nov 23	$16,789	$20,116	$16,005	$10,815
Dec 23	$17,519	$21,082	$16,711	$11,229
Jan 24	$17,638	$21,206	$16,751	$11,198
Feb 24	$18,025	$22,116	$17,088	$11,040
Mar 24	$18,438	$22,810	$17,473	$11,142
Apr 24	$17,798	$22,057	$16,951	$10,860
May 24	$18,478	$22,953	$17,479	$11,044
Jun 24	$18,864	$23,464	$17,778	$11,149
Jul 24	$19,130	$23,843	$18,116	$11,409
Aug 24	$19,557	$24,448	$18,497	$11,573
Sep 24	$19,850	$25,016	$18,854	$11,728
Oct 24	$19,397	$24,455	$18,413	$11,437
Nov 24	$20,010	$25,369	$18,904	$11,558
Dec 24	$19,508	$24,769	$18,511	$11,369
Jan 25	$19,941	$25,600	$18,924	$11,430
Feb 25	$20,028	$25,446	$19,022	$11,681
Mar 25	$19,422	$24,441	$18,574	$11,685
Apr 25	$19,494	$24,669	$18,707	$11,731
May 25	$20,186	$26,087	$19,298	$11,647
Jun 25	$20,878	$27,258	$19,937	$11,826
Jul 25	$21,011	$27,628	$20,078	$11,795
Aug 25	$21,431	$28,310	$20,472	$11,936
Sep 25	$22,039	$29,336	$21,006	$12,067
Oct 25	$22,401	$29,992	$21,341	$12,142
Nov 25	$22,430	$29,989	$21,392	$12,217
Dec 25	$22,507	$30,302	$21,514	$12,199

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	15.37%	7.05%	8.45%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index...
	16.22	6.57	7.96
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01

Key Fund statistics

Net Assets...
$783,760,190
Number of Portfolio Holdings...
18
Net Investment Advisory Fees...
$1,009,906
Portfolio Turnover Rate...
36%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
56.5%
Fixed-Income Funds...
31.2
Short-Term Securities...
12.3

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Annual Shareholder Report — December 31, 2025

BDAVX-12/25-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$70	0.64%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 20.05%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,207	$9,459
Mar 16	$9,834	$10,117
Apr 16	$9,774	$10,172
May 16	$9,939	$10,351
Jun 16	$9,803	$10,374
Jul 16	$10,195	$10,769
Aug 16	$10,301	$10,783
Sep 16	$10,314	$10,792
Oct 16	$10,201	$10,582
Nov 16	$10,822	$10,999
Dec 16	$11,055	$11,205
Jan 17	$11,298	$11,431
Feb 17	$11,821	$11,873
Mar 17	$11,790	$11,881
Apr 17	$12,001	$12,006
May 17	$12,071	$12,160
Jun 17	$12,119	$12,244
Jul 17	$12,354	$12,487
Aug 17	$12,438	$12,526
Sep 17	$12,767	$12,793
Oct 17	$13,039	$13,086
Nov 17	$13,413	$13,485
Dec 17	$13,524	$13,636
Jan 18	$14,418	$14,384
Feb 18	$13,966	$13,856
Mar 18	$13,714	$13,541
Apr 18	$13,681	$13,587
May 18	$13,976	$13,934
Jun 18	$14,018	$14,024
Jul 18	$14,483	$14,508
Aug 18	$15,012	$15,008
Sep 18	$15,041	$15,065
Oct 18	$13,872	$13,999
Nov 18	$14,090	$14,284
Dec 18	$12,818	$12,983
Jan 19	$13,936	$14,071
Feb 19	$14,431	$14,548
Mar 19	$14,600	$14,801
Apr 19	$15,196	$15,399
May 19	$14,341	$14,417
Jun 19	$15,179	$15,430
Jul 19	$15,343	$15,669
Aug 19	$15,012	$15,382
Sep 19	$15,231	$15,649
Oct 19	$15,535	$15,980
Nov 19	$16,097	$16,584
Dec 19	$16,525	$17,063
Jan 20	$16,621	$17,082
Feb 20	$15,250	$15,686
Mar 20	$13,260	$13,613
Apr 20	$15,046	$15,412
May 20	$15,798	$16,225
Jun 20	$16,158	$16,584
Jul 20	$17,031	$17,555
Aug 20	$18,349	$18,843
Sep 20	$17,629	$18,155
Oct 20	$17,050	$17,717
Nov 20	$19,032	$19,803
Dec 20	$19,797	$20,640
Jan 21	$19,618	$20,470
Feb 21	$20,254	$21,064
Mar 21	$21,068	$21,861
Apr 21	$22,207	$23,037
May 21	$22,439	$23,147
Jun 21	$22,956	$23,727
Jul 21	$23,552	$24,220
Aug 21	$24,103	$24,921
Sep 21	$22,939	$23,776
Oct 21	$24,477	$25,426
Nov 21	$24,375	$25,085
Dec 21	$25,427	$26,101
Jan 22	$23,986	$24,629
Feb 22	$23,145	$23,953
Mar 22	$23,878	$24,762
Apr 22	$21,812	$22,554
May 22	$21,788	$22,520
Jun 22	$19,938	$20,634
Jul 22	$21,574	$22,556
Aug 22	$20,695	$21,690
Sep 22	$18,850	$19,683
Oct 22	$20,451	$21,261
Nov 22	$21,562	$22,412
Dec 22	$20,345	$21,108
Jan 23	$21,641	$22,524
Feb 23	$21,160	$21,988
Mar 23	$21,789	$22,683
Apr 23	$21,937	$22,964
May 23	$21,937	$23,071
Jun 23	$23,505	$24,629
Jul 23	$24,207	$25,476
Aug 23	$23,849	$25,031
Sep 23	$22,750	$23,854
Oct 23	$22,268	$23,278
Nov 23	$24,368	$25,452
Dec 23	$25,477	$26,708
Jan 24	$25,900	$27,081
Feb 24	$27,170	$28,543
Mar 24	$28,414	$29,458
Apr 24	$27,220	$28,205
May 24	$28,638	$29,533
Jun 24	$29,672	$30,510
Jul 24	$30,066	$30,954
Aug 24	$30,788	$31,688
Sep 24	$31,386	$32,366
Oct 24	$31,062	$32,139
Nov 24	$32,879	$34,209
Dec 24	$31,959	$33,255
Jan 25	$32,820	$34,313
Feb 25	$32,167	$33,713
Mar 25	$30,210	$31,762
Apr 25	$30,141	$31,573
May 25	$32,112	$33,589
Jun 25	$33,722	$35,290
Jul 25	$34,452	$36,074
Aug 25	$35,341	$36,833
Sep 25	$36,761	$38,110
Oct 25	$37,909	$38,932
Nov 25	$38,167	$39,027
Dec 25	$38,368	$39,030

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	20.05%	14.15%	14.39%
Russell 1000® Index...
	17.37	13.59	14.59

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Annual Shareholder Report — December 31, 2025

LGCCI-12/25-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$89	0.81%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class II Shares returned 19.86%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class II Shares	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,208	$9,459
Mar 16	$9,831	$10,117
Apr 16	$9,768	$10,172
May 16	$9,933	$10,351
Jun 16	$9,796	$10,374
Jul 16	$10,188	$10,769
Aug 16	$10,291	$10,783
Sep 16	$10,301	$10,792
Oct 16	$10,188	$10,582
Nov 16	$10,805	$10,999
Dec 16	$11,041	$11,205
Jan 17	$11,279	$11,431
Feb 17	$11,798	$11,873
Mar 17	$11,767	$11,881
Apr 17	$11,977	$12,006
May 17	$12,043	$12,160
Jun 17	$12,088	$12,244
Jul 17	$12,322	$12,487
Aug 17	$12,403	$12,526
Sep 17	$12,731	$12,793
Oct 17	$12,999	$13,086
Nov 17	$13,372	$13,485
Dec 17	$13,478	$13,636
Jan 18	$14,368	$14,384
Feb 18	$13,918	$13,856
Mar 18	$13,663	$13,541
Apr 18	$13,630	$13,587
May 18	$13,923	$13,934
Jun 18	$13,961	$14,024
Jul 18	$14,424	$14,508
Aug 18	$14,946	$15,008
Sep 18	$14,975	$15,065
Oct 18	$13,810	$13,999
Nov 18	$14,023	$14,284
Dec 18	$12,755	$12,983
Jan 19	$13,867	$14,071
Feb 19	$14,358	$14,548
Mar 19	$14,520	$14,801
Apr 19	$15,113	$15,399
May 19	$14,258	$14,417
Jun 19	$15,090	$15,430
Jul 19	$15,254	$15,669
Aug 19	$14,918	$15,382
Sep 19	$15,136	$15,649
Oct 19	$15,432	$15,980
Nov 19	$15,991	$16,584
Dec 19	$16,411	$17,063
Jan 20	$16,507	$17,082
Feb 20	$15,147	$15,686
Mar 20	$13,166	$13,613
Apr 20	$14,938	$15,412
May 20	$15,683	$16,225
Jun 20	$16,041	$16,584
Jul 20	$16,901	$17,555
Aug 20	$18,209	$18,843
Sep 20	$17,488	$18,155
Oct 20	$16,914	$17,717
Nov 20	$18,880	$19,803
Dec 20	$19,638	$20,640
Jan 21	$19,454	$20,470
Feb 21	$20,077	$21,064
Mar 21	$20,883	$21,861
Apr 21	$22,011	$23,037
May 21	$22,234	$23,147
Jun 21	$22,745	$23,727
Jul 21	$23,328	$24,220
Aug 21	$23,874	$24,921
Sep 21	$22,722	$23,776
Oct 21	$24,238	$25,426
Nov 21	$24,137	$25,085
Dec 21	$25,176	$26,101
Jan 22	$23,741	$24,629
Feb 22	$22,900	$23,953
Mar 22	$23,623	$24,762
Apr 22	$21,584	$22,554
May 22	$21,549	$22,520
Jun 22	$19,723	$20,634
Jul 22	$21,350	$22,556
Aug 22	$20,458	$21,690
Sep 22	$18,638	$19,683
Oct 22	$20,217	$21,261
Nov 22	$21,314	$22,412
Dec 22	$20,098	$21,108
Jan 23	$21,387	$22,524
Feb 23	$20,900	$21,988
Mar 23	$21,532	$22,683
Apr 23	$21,678	$22,964
May 23	$21,666	$23,071
Jun 23	$23,210	$24,629
Jul 23	$23,901	$25,476
Aug 23	$23,549	$25,031
Sep 23	$22,466	$23,854
Oct 23	$21,980	$23,278
Nov 23	$24,047	$25,452
Dec 23	$25,127	$26,708
Jan 24	$25,556	$27,081
Feb 24	$26,804	$28,543
Mar 24	$28,028	$29,458
Apr 24	$26,841	$28,205
May 24	$28,236	$29,533
Jun 24	$29,252	$30,510
Jul 24	$29,640	$30,954
Aug 24	$30,350	$31,688
Sep 24	$30,925	$32,366
Oct 24	$30,607	$32,139
Nov 24	$32,394	$34,209
Dec 24	$31,479	$33,255
Jan 25	$32,324	$34,313
Feb 25	$31,684	$33,713
Mar 25	$29,735	$31,762
Apr 25	$29,667	$31,573
May 25	$31,602	$33,589
Jun 25	$33,196	$35,290
Jul 25	$33,899	$36,074
Aug 25	$34,772	$36,833
Sep 25	$36,151	$38,110
Oct 25	$37,292	$38,932
Nov 25	$37,531	$39,027
Dec 25	$37,733	$39,030

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	19.86%	13.95%	14.20%
Russell 1000® Index...
	17.37	13.59	14.59

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Annual Shareholder Report — December 31, 2025

LGCII-12/25-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$101	0.92%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 19.73%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index
Jan 16	$9,318	$9,462
Feb 16	$9,203	$9,459
Mar 16	$9,827	$10,117
Apr 16	$9,763	$10,172
May 16	$9,926	$10,351
Jun 16	$9,789	$10,374
Jul 16	$10,180	$10,769
Aug 16	$10,280	$10,783
Sep 16	$10,289	$10,792
Oct 16	$10,176	$10,582
Nov 16	$10,790	$10,999
Dec 16	$11,026	$11,205
Jan 17	$11,262	$11,431
Feb 17	$11,780	$11,873
Mar 17	$11,749	$11,881
Apr 17	$11,957	$12,006
May 17	$12,023	$12,160
Jun 17	$12,068	$12,244
Jul 17	$12,300	$12,487
Aug 17	$12,378	$12,526
Sep 17	$12,704	$12,793
Oct 17	$12,969	$13,086
Nov 17	$13,341	$13,485
Dec 17	$13,448	$13,636
Jan 18	$14,334	$14,384
Feb 18	$13,881	$13,856
Mar 18	$13,629	$13,541
Apr 18	$13,596	$13,587
May 18	$13,881	$13,934
Jun 18	$13,920	$14,024
Jul 18	$14,380	$14,508
Aug 18	$14,901	$15,008
Sep 18	$14,925	$15,065
Oct 18	$13,763	$13,999
Nov 18	$13,977	$14,284
Dec 18	$12,707	$12,983
Jan 19	$13,815	$14,071
Feb 19	$14,304	$14,548
Mar 19	$14,467	$14,801
Apr 19	$15,052	$15,399
May 19	$14,203	$14,417
Jun 19	$15,029	$15,430
Jul 19	$15,188	$15,669
Aug 19	$14,856	$15,382
Sep 19	$15,070	$15,649
Oct 19	$15,368	$15,980
Nov 19	$15,919	$16,584
Dec 19	$16,336	$17,063
Jan 20	$16,432	$17,082
Feb 20	$15,076	$15,686
Mar 20	$13,101	$13,613
Apr 20	$14,860	$15,412
May 20	$15,604	$16,225
Jun 20	$15,958	$16,584
Jul 20	$16,811	$17,555
Aug 20	$18,114	$18,843
Sep 20	$17,396	$18,155
Oct 20	$16,817	$17,717
Nov 20	$18,772	$19,803
Dec 20	$19,521	$20,640
Jan 21	$19,343	$20,470
Feb 21	$19,956	$21,064
Mar 21	$20,755	$21,861
Apr 21	$21,877	$23,037
May 21	$22,101	$23,147
Jun 21	$22,603	$23,727
Jul 21	$23,183	$24,220
Aug 21	$23,719	$24,921
Sep 21	$22,572	$23,776
Oct 21	$24,079	$25,426
Nov 21	$23,977	$25,085
Dec 21	$24,999	$26,101
Jan 22	$23,577	$24,629
Feb 22	$22,751	$23,953
Mar 22	$23,467	$24,762
Apr 22	$21,439	$22,554
May 22	$21,406	$22,520
Jun 22	$19,587	$20,634
Jul 22	$21,199	$22,556
Aug 22	$20,314	$21,690
Sep 22	$18,500	$19,683
Oct 22	$20,068	$21,261
Nov 22	$21,154	$22,412
Dec 22	$19,960	$21,108
Jan 23	$21,235	$22,524
Feb 23	$20,750	$21,988
Mar 23	$21,371	$22,683
Apr 23	$21,517	$22,964
May 23	$21,506	$23,071
Jun 23	$23,029	$24,629
Jul 23	$23,716	$25,476
Aug 23	$23,366	$25,031
Sep 23	$22,282	$23,854
Oct 23	$21,808	$23,278
Nov 23	$23,851	$25,452
Dec 23	$24,930	$26,708
Jan 24	$25,350	$27,081
Feb 24	$26,586	$28,543
Mar 24	$27,800	$29,458
Apr 24	$26,620	$28,205
May 24	$27,992	$29,533
Jun 24	$29,002	$30,510
Jul 24	$29,384	$30,954
Aug 24	$30,087	$31,688
Sep 24	$30,655	$32,366
Oct 24	$30,337	$32,139
Nov 24	$32,107	$34,209
Dec 24	$31,191	$33,255
Jan 25	$32,029	$34,313
Feb 25	$31,391	$33,713
Mar 25	$29,463	$31,762
Apr 25	$29,387	$31,573
May 25	$31,303	$33,589
Jun 25	$32,881	$35,290
Jul 25	$33,564	$36,074
Aug 25	$34,441	$36,833
Sep 25	$35,809	$38,110
Oct 25	$36,919	$38,932
Nov 25	$37,151	$39,027
Dec 25	$37,343	$39,030

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	19.73%	13.85%	14.08%
Russell 1000® Index...
	17.37	13.59	14.59

Key Fund statistics

Net Assets...
$209,039,463
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$980,218
Portfolio Turnover Rate...
112%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.7%
Financials...
14.9
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.7
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Annual Shareholder Report — December 31, 2025

LCIII-12/25-AR

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$66	0.60%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 18.38%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Fundamental value and sentiment insights were the strongest contributors to the Fund’s absolute performance. Traditional valuation measures focused on operating income yield helped position the portfolio in more profitable companies, particularly in the financials sector. Signals that emphasize companies with higher investment in research and development further contributed, especially in healthcare. Sentiment insights also supported returns, as signals that gauge sentiment from text-based reports successfully captured improving expectations across a variety of sectors. In addition, sentiment signals tracking social media activity helped results by effectively positioning the portfolio in consumer-related stocks.

What detracted from performance?

Despite the Fund’s strong performance in 2025, certain quality-focused insights detracted. Measures that penalized firms with more volatile earnings underperformed, as their defensive tilt struggled at a time in which higher-risk stocks were in favor. Signals that favored founder-led companies also detracted, particularly in the real estate sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,269	$9,462	$9,483
Feb 16	$9,199	$9,459	$9,481
Mar 16	$9,835	$10,117	$10,164
Apr 16	$9,913	$10,172	$10,377
May 16	$10,044	$10,351	$10,539
Jun 16	$9,948	$10,374	$10,630
Jul 16	$10,253	$10,769	$10,938
Aug 16	$10,402	$10,783	$11,023
Sep 16	$10,410	$10,792	$11,000
Oct 16	$10,323	$10,582	$10,829
Nov 16	$11,110	$10,999	$11,448
Dec 16	$11,360	$11,205	$11,734
Jan 17	$11,501	$11,431	$11,818
Feb 17	$12,019	$11,873	$12,242
Mar 17	$11,859	$11,881	$12,118
Apr 17	$11,944	$12,006	$12,095
May 17	$11,906	$12,160	$12,083
Jun 17	$12,057	$12,244	$12,281
Jul 17	$12,242	$12,487	$12,444
Aug 17	$12,213	$12,526	$12,299
Sep 17	$12,666	$12,793	$12,663
Oct 17	$12,763	$13,086	$12,755
Nov 17	$13,148	$13,485	$13,146
Dec 17	$13,316	$13,636	$13,337
Jan 18	$13,918	$14,384	$13,853
Feb 18	$13,291	$13,856	$13,192
Mar 18	$13,154	$13,541	$12,960
Apr 18	$13,166	$13,587	$13,002
May 18	$13,204	$13,934	$13,080
Jun 18	$13,229	$14,024	$13,112
Jul 18	$13,731	$14,508	$13,631
Aug 18	$13,985	$15,008	$13,832
Sep 18	$14,023	$15,065	$13,860
Oct 18	$13,161	$13,999	$13,142
Nov 18	$13,491	$14,284	$13,534
Dec 18	$12,224	$12,983	$12,235
Jan 19	$13,184	$14,071	$13,187
Feb 19	$13,650	$14,548	$13,608
Mar 19	$13,664	$14,801	$13,695
Apr 19	$14,159	$15,399	$14,181
May 19	$13,359	$14,417	$13,269
Jun 19	$14,159	$15,430	$14,221
Jul 19	$14,266	$15,669	$14,339
Aug 19	$13,844	$15,382	$13,918
Sep 19	$14,266	$15,649	$14,414
Oct 19	$14,426	$15,980	$14,616
Nov 19	$14,906	$16,584	$15,068
Dec 19	$15,267	$17,063	$15,482
Jan 20	$14,957	$17,082	$15,149
Feb 20	$13,486	$15,686	$13,682
Mar 20	$11,350	$13,613	$11,344
Apr 20	$12,681	$15,412	$12,619
May 20	$13,068	$16,225	$13,051
Jun 20	$13,022	$16,584	$12,965
Jul 20	$13,481	$17,555	$13,477
Aug 20	$14,140	$18,843	$14,035
Sep 20	$13,717	$18,155	$13,690
Oct 20	$13,418	$17,717	$13,510
Nov 20	$15,286	$19,803	$15,327
Dec 20	$15,826	$20,640	$15,915
Jan 21	$15,635	$20,470	$15,769
Feb 21	$16,574	$21,064	$16,722
Mar 21	$17,561	$21,861	$17,706
Apr 21	$18,309	$23,037	$18,414
May 21	$18,803	$23,147	$18,844
Jun 21	$18,564	$23,727	$18,628
Jul 21	$18,902	$24,220	$18,777
Aug 21	$19,206	$24,921	$19,150
Sep 21	$18,439	$23,776	$18,483
Oct 21	$19,317	$25,426	$19,422
Nov 21	$18,838	$25,085	$18,737
Dec 21	$20,023	$26,101	$19,919
Jan 22	$19,447	$24,629	$19,455
Feb 22	$19,082	$23,953	$19,229
Mar 22	$19,620	$24,762	$19,772
Apr 22	$18,621	$22,554	$18,657
May 22	$18,967	$22,520	$19,020
Jun 22	$17,297	$20,634	$17,358
Jul 22	$18,316	$22,556	$18,509
Aug 22	$17,730	$21,690	$17,957
Sep 22	$16,283	$19,683	$16,383
Oct 22	$18,043	$21,261	$18,063
Nov 22	$19,118	$22,412	$19,191
Dec 22	$18,389	$21,108	$18,418
Jan 23	$19,310	$22,524	$19,372
Feb 23	$18,730	$21,988	$18,689
Mar 23	$18,710	$22,683	$18,603
Apr 23	$18,850	$22,964	$18,883
May 23	$18,109	$23,071	$18,155
Jun 23	$19,350	$24,629	$19,361
Jul 23	$20,001	$25,476	$20,042
Aug 23	$19,639	$25,031	$19,501
Sep 23	$18,955	$23,854	$18,748
Oct 23	$18,393	$23,278	$18,087
Nov 23	$19,880	$25,452	$19,451
Dec 23	$20,909	$26,708	$20,529
Jan 24	$21,078	$27,081	$20,550
Feb 24	$21,712	$28,543	$21,308
Mar 24	$23,042	$29,458	$22,373
Apr 24	$22,028	$28,205	$21,418
May 24	$22,789	$29,533	$22,097
Jun 24	$22,810	$30,510	$21,889
Jul 24	$23,901	$30,954	$23,008
Aug 24	$24,583	$31,688	$23,625
Sep 24	$24,882	$32,366	$23,953
Oct 24	$24,562	$32,139	$23,689
Nov 24	$26,054	$34,209	$25,202
Dec 24	$24,322	$33,255	$23,478
Jan 25	$25,363	$34,313	$24,565
Feb 25	$25,463	$33,713	$24,665
Mar 25	$24,644	$31,762	$23,980
Apr 25	$24,025	$31,573	$23,249
May 25	$24,892	$33,589	$24,065
Jun 25	$25,661	$35,290	$24,888
Jul 25	$25,767	$36,074	$25,031
Aug 25	$26,691	$36,833	$25,829
Sep 25	$27,281	$38,110	$26,215
Oct 25	$27,589	$38,932	$26,330
Nov 25	$28,436	$39,027	$27,030
Dec 25	$28,792	$39,030	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	18.38%	12.71%	11.15%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$104,363,031
Number of Portfolio Holdings...
257
Net Investment Advisory Fees...
$389,290
Portfolio Turnover Rate...
128%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.4%
Industrials...
14.3
Information Technology...
12.6
Health Care...
11.3
Communication Services...
9.5
Consumer Discretionary...
7.3
Consumer Staples...
6.6
Energy...
4.9
Materials...
3.4
Utilities...
2.8
Real Estate...
2.7
Short-Term Securities...
3.7
Liabilities in Excess of Other Assets...
(2.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Annual Shareholder Report — December 31, 2025

LCATT-12/25-AR

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$93	0.85%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 17.99%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Fundamental value and sentiment insights were the strongest contributors to the Fund’s absolute performance. Traditional valuation measures focused on operating income yield helped position the portfolio in more profitable companies, particularly in the financials sector. Signals that emphasize companies with higher investment in research and development further contributed, especially in healthcare. Sentiment insights also supported returns, as signals that gauge sentiment from text-based reports successfully captured improving expectations across a variety of sectors. In addition, sentiment signals tracking social media activity helped results by effectively positioning the portfolio in consumer-related stocks.

What detracted from performance?

Despite the Fund’s strong performance in 2025, certain quality-focused insights detracted. Measures that penalized firms with more volatile earnings underperformed, as their defensive tilt struggled at a time in which higher-risk stocks were in favor. Signals that favored founder-led companies also detracted, particularly in the real estate sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,270	$9,462	$9,483
Feb 16	$9,191	$9,459	$9,481
Mar 16	$9,824	$10,117	$10,164
Apr 16	$9,903	$10,172	$10,377
May 16	$10,026	$10,351	$10,539
Jun 16	$9,930	$10,374	$10,630
Jul 16	$10,238	$10,769	$10,938
Aug 16	$10,380	$10,783	$11,023
Sep 16	$10,388	$10,792	$11,000
Oct 16	$10,300	$10,582	$10,829
Nov 16	$11,069	$10,999	$11,448
Dec 16	$11,317	$11,205	$11,734
Jan 17	$11,460	$11,431	$11,818
Feb 17	$11,973	$11,873	$12,242
Mar 17	$11,811	$11,881	$12,118
Apr 17	$11,897	$12,006	$12,095
May 17	$11,849	$12,160	$12,083
Jun 17	$11,992	$12,244	$12,281
Jul 17	$12,178	$12,487	$12,444
Aug 17	$12,139	$12,526	$12,299
Sep 17	$12,586	$12,793	$12,663
Oct 17	$12,683	$13,086	$12,755
Nov 17	$13,062	$13,485	$13,146
Dec 17	$13,225	$13,636	$13,337
Jan 18	$13,820	$14,384	$13,853
Feb 18	$13,187	$13,856	$13,192
Mar 18	$13,048	$13,541	$12,960
Apr 18	$13,061	$13,587	$13,002
May 18	$13,099	$13,934	$13,080
Jun 18	$13,112	$14,024	$13,112
Jul 18	$13,619	$14,508	$13,631
Aug 18	$13,862	$15,008	$13,832
Sep 18	$13,900	$15,065	$13,860
Oct 18	$13,044	$13,999	$13,142
Nov 18	$13,376	$14,284	$13,534
Dec 18	$12,106	$12,983	$12,235
Jan 19	$13,061	$14,071	$13,187
Feb 19	$13,517	$14,548	$13,608
Mar 19	$13,531	$14,801	$13,695
Apr 19	$14,016	$15,399	$14,181
May 19	$13,223	$14,417	$13,269
Jun 19	$14,016	$15,430	$14,221
Jul 19	$14,109	$15,669	$14,339
Aug 19	$13,697	$15,382	$13,918
Sep 19	$14,109	$15,649	$14,414
Oct 19	$14,256	$15,980	$14,616
Nov 19	$14,726	$16,584	$15,068
Dec 19	$15,084	$17,063	$15,482
Jan 20	$14,772	$17,082	$15,149
Feb 20	$13,335	$15,686	$13,682
Mar 20	$11,212	$13,613	$11,344
Apr 20	$12,508	$15,412	$12,619
May 20	$12,898	$16,225	$13,051
Jun 20	$12,851	$16,584	$12,965
Jul 20	$13,299	$17,555	$13,477
Aug 20	$13,948	$18,843	$14,035
Sep 20	$13,520	$18,155	$13,690
Oct 20	$13,236	$17,717	$13,510
Nov 20	$15,072	$19,803	$15,327
Dec 20	$15,601	$20,640	$15,915
Jan 21	$15,408	$20,470	$15,769
Feb 21	$16,338	$21,064	$16,722
Mar 21	$17,300	$21,861	$17,706
Apr 21	$18,038	$23,037	$18,414
May 21	$18,519	$23,147	$18,844
Jun 21	$18,262	$23,727	$18,628
Jul 21	$18,603	$24,220	$18,777
Aug 21	$18,892	$24,921	$19,150
Sep 21	$18,136	$23,776	$18,483
Oct 21	$19,005	$25,426	$19,422
Nov 21	$18,522	$25,085	$18,737
Dec 21	$19,691	$26,101	$19,919
Jan 22	$19,110	$24,629	$19,455
Feb 22	$18,741	$23,953	$19,229
Mar 22	$19,284	$24,762	$19,772
Apr 22	$18,296	$22,554	$18,657
May 22	$18,625	$22,520	$19,020
Jun 22	$16,997	$20,634	$17,358
Jul 22	$17,987	$22,556	$18,509
Aug 22	$17,395	$21,690	$17,957
Sep 22	$15,973	$19,683	$16,383
Oct 22	$17,691	$21,261	$18,063
Nov 22	$18,757	$22,412	$19,191
Dec 22	$18,035	$21,108	$18,418
Jan 23	$18,943	$22,524	$19,372
Feb 23	$18,358	$21,988	$18,689
Mar 23	$18,338	$22,683	$18,603
Apr 23	$18,459	$22,964	$18,883
May 23	$17,753	$23,071	$18,155
Jun 23	$18,963	$24,629	$19,361
Jul 23	$19,579	$25,476	$20,042
Aug 23	$19,235	$25,031	$19,501
Sep 23	$18,566	$23,854	$18,748
Oct 23	$17,998	$23,278	$18,087
Nov 23	$19,437	$25,452	$19,451
Dec 23	$20,447	$26,708	$20,529
Jan 24	$20,617	$27,081	$20,550
Feb 24	$21,234	$28,543	$21,308
Mar 24	$22,510	$29,458	$22,373
Apr 24	$21,532	$28,205	$21,418
May 24	$22,276	$29,533	$22,097
Jun 24	$22,298	$30,510	$21,889
Jul 24	$23,333	$30,954	$23,008
Aug 24	$24,020	$31,688	$23,625
Sep 24	$24,300	$32,366	$23,953
Oct 24	$23,977	$32,139	$23,689
Nov 24	$25,438	$34,209	$25,202
Dec 24	$23,744	$33,255	$23,478
Jan 25	$24,746	$34,313	$24,565
Feb 25	$24,821	$33,713	$24,665
Mar 25	$24,019	$31,762	$23,980
Apr 25	$23,443	$31,573	$23,249
May 25	$24,245	$33,589	$24,065
Jun 25	$24,996	$35,290	$24,888
Jul 25	$25,103	$36,074	$25,031
Aug 25	$26,012	$36,833	$25,829
Sep 25	$26,583	$38,110	$26,215
Oct 25	$26,868	$38,932	$26,330
Nov 25	$27,699	$39,027	$27,030
Dec 25	$28,016	$39,030	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	17.99%	12.42%	10.85%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$104,363,031
Number of Portfolio Holdings...
257
Net Investment Advisory Fees...
$389,290
Portfolio Turnover Rate...
128%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.4%
Industrials...
14.3
Information Technology...
12.6
Health Care...
11.3
Communication Services...
9.5
Consumer Discretionary...
7.3
Consumer Staples...
6.6
Energy...
4.9
Materials...
3.4
Utilities...
2.8
Real Estate...
2.7
Short-Term Securities...
3.7
Liabilities in Excess of Other Assets...
(2.5)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Annual Shareholder Report — December 31, 2025

LVIII-12/25-AR

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$58	0.55%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 11.11%.

  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.15% and the Russell 2500TM Index returned 11.91%.

What contributed to performance?

The Fund delivered strong absolute performance during the year, driven primarily by sentiment-related insights. Signals that gauged short-selling activity were particularly effective, supporting robust stock selection in the financials sector. Insights that measured sentiment from text-based analysis, as well as those that analyze conference calls, also contributed positively. Macro signals that tracked industry-level invoicing trends further helped results, with the largest positive impact occurring in healthcare.

What detracted from performance?

Despite the Fund’s positive overall performance, certain signals detracted. A value-based signal that focused on average cash flow metrics lagged, particularly in the real estate sector. Fundamental quality insights that penalized companies with more volatile stock prices also underperformed, especially in consumer staples, as the market favored higher-risk equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 3000® Index	Russell 2500™ Index
Jan 16	$9,144	$9,436	$9,203
Feb 16	$9,324	$9,433	$9,267
Mar 16	$10,099	$10,097	$10,039
Apr 16	$10,245	$10,159	$10,187
May 16	$10,349	$10,341	$10,402
Jun 16	$10,460	$10,362	$10,398
Jul 16	$10,960	$10,774	$10,940
Aug 16	$11,295	$10,801	$11,027
Sep 16	$11,287	$10,818	$11,080
Oct 16	$10,753	$10,584	$10,631
Nov 16	$12,139	$11,058	$11,535
Dec 16	$12,365	$11,274	$11,759
Jan 17	$12,321	$11,486	$11,922
Feb 17	$12,498	$11,913	$12,209
Mar 17	$12,383	$11,921	$12,201
Apr 17	$12,462	$12,047	$12,295
May 17	$12,321	$12,171	$12,157
Jun 17	$12,547	$12,280	$12,461
Jul 17	$12,794	$12,512	$12,590
Aug 17	$12,912	$12,536	$12,486
Sep 17	$13,263	$12,842	$13,052
Oct 17	$13,564	$13,122	$13,254
Nov 17	$13,991	$13,521	$13,690
Dec 17	$14,103	$13,656	$13,736
Jan 18	$14,791	$14,375	$14,155
Feb 18	$14,257	$13,846	$13,573
Mar 18	$14,004	$13,568	$13,703
Apr 18	$13,971	$13,619	$13,735
May 18	$14,394	$14,004	$14,381
Jun 18	$14,449	$14,095	$14,485
Jul 18	$14,913	$14,563	$14,765
Aug 18	$15,474	$15,074	$15,399
Sep 18	$15,480	$15,099	$15,165
Oct 18	$14,247	$13,988	$13,626
Nov 18	$14,480	$14,268	$13,883
Dec 18	$13,202	$12,940	$12,362
Jan 19	$14,402	$14,051	$13,785
Feb 19	$14,915	$14,545	$14,436
Mar 19	$15,009	$14,757	$14,317
Apr 19	$15,653	$15,346	$14,819
May 19	$14,759	$14,353	$13,765
Jun 19	$15,647	$15,361	$14,741
Jul 19	$15,825	$15,590	$14,894
Aug 19	$15,443	$15,272	$14,299
Sep 19	$15,649	$15,540	$14,552
Oct 19	$15,987	$15,874	$14,831
Nov 19	$16,588	$16,478	$15,467
Dec 19	$17,027	$16,954	$15,794
Jan 20	$17,103	$16,935	$15,474
Feb 20	$15,708	$15,549	$14,176
Mar 20	$13,573	$13,410	$11,100
Apr 20	$15,404	$15,187	$12,715
May 20	$16,178	$15,999	$13,654
Jun 20	$16,599	$16,364	$14,049
Jul 20	$17,436	$17,294	$14,608
Aug 20	$18,785	$18,546	$15,270
Sep 20	$18,030	$17,871	$14,875
Oct 20	$17,534	$17,485	$15,144
Nov 20	$19,603	$19,613	$17,611
Dec 20	$20,426	$20,495	$18,952
Jan 21	$20,307	$20,404	$19,416
Feb 21	$21,154	$21,042	$20,683
Mar 21	$21,504	$21,796	$21,023
Apr 21	$22,574	$22,919	$21,863
May 21	$22,551	$23,024	$21,908
Jun 21	$22,804	$23,592	$22,167
Jul 21	$22,731	$23,991	$21,779
Aug 21	$23,103	$24,675	$22,273
Sep 21	$22,214	$23,568	$21,573
Oct 21	$23,483	$25,161	$22,631
Nov 21	$22,359	$24,778	$21,687
Dec 21	$23,212	$25,754	$22,398
Jan 22	$21,380	$24,239	$20,534
Feb 22	$21,592	$23,628	$20,765
Mar 22	$21,772	$24,395	$21,095
Apr 22	$19,950	$22,206	$19,298
May 22	$20,183	$22,176	$19,363
Jun 22	$18,235	$20,321	$17,513
Jul 22	$20,033	$22,227	$19,325
Aug 22	$19,499	$21,397	$18,811
Sep 22	$17,822	$19,413	$17,019
Oct 22	$19,563	$21,005	$18,652
Nov 22	$20,428	$22,102	$19,440
Dec 22	$19,388	$20,808	$18,284
Jan 23	$21,242	$22,241	$20,112
Feb 23	$20,800	$21,721	$19,640
Mar 23	$20,142	$22,302	$18,903
Apr 23	$19,862	$22,539	$18,657
May 23	$19,215	$22,627	$18,330
Jun 23	$21,005	$24,172	$19,891
Jul 23	$21,949	$25,039	$20,880
Aug 23	$21,270	$24,555	$20,060
Sep 23	$20,234	$23,386	$18,940
Oct 23	$18,994	$22,766	$17,790
Nov 23	$20,741	$24,888	$19,391
Dec 23	$23,049	$26,209	$21,469
Jan 24	$22,570	$26,499	$20,908
Feb 24	$23,582	$27,933	$22,045
Mar 24	$24,725	$28,835	$22,955
Apr 24	$23,179	$27,566	$21,417
May 24	$24,115	$28,868	$22,308
Jun 24	$23,658	$29,762	$21,973
Jul 24	$25,349	$30,315	$23,606
Aug 24	$25,207	$30,975	$23,545
Sep 24	$25,621	$31,616	$23,896
Oct 24	$25,207	$31,384	$23,674
Nov 24	$27,788	$33,471	$26,004
Dec 24	$25,827	$32,448	$24,044
Jan 25	$26,945	$33,473	$24,897
Feb 25	$25,378	$32,831	$23,728
Mar 25	$23,876	$30,916	$22,241
Apr 25	$23,426	$30,709	$21,782
May 25	$24,808	$32,655	$23,085
Jun 25	$25,794	$34,314	$24,150
Jul 25	$26,056	$35,070	$24,617
Aug 25	$27,431	$35,881	$25,909
Sep 25	$27,959	$37,120	$26,324
Oct 25	$28,146	$37,915	$26,500
Nov 25	$28,630	$38,019	$26,885
Dec 25	$28,697	$38,012	$26,907

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	11.11%	7.04%	11.12%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2500™ Index...
	11.91	7.26	10.40

Key Fund statistics

Net Assets...
$153,345,603
Number of Portfolio Holdings...
722
Net Investment Advisory Fees...
$636,344
Portfolio Turnover Rate...
107%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund’s returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.5%
Financials...
16.6
Information Technology...
14.9
Health Care...
13.9
Consumer Discretionary...
9.5
Real Estate...
6.2
Materials...
5.0
Energy...
3.6
Consumer Staples...
3.1
Communication Services...
2.9
Utilities...
2.6
Short-Term Securities...
6.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Annual Shareholder Report — December 31, 2025

SMCPI-12/25-AR

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$84	0.80%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 10.87%.

  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.15% and the Russell 2500TM Index returned 11.91%.

What contributed to performance?

The Fund delivered strong absolute performance during the year, driven primarily by sentiment-related insights. Signals that gauged short-selling activity were particularly effective, supporting robust stock selection in the financials sector. Insights that measured sentiment from text-based analysis, as well as those that analyze conference calls, also contributed positively. Macro signals that tracked industry-level invoicing trends further helped results, with the largest positive impact occurring in healthcare.

What detracted from performance?

Despite the Fund’s positive overall performance, certain signals detracted. A value-based signal that focused on average cash flow metrics lagged, particularly in the real estate sector. Fundamental quality insights that penalized companies with more volatile stock prices also underperformed, especially in consumer staples, as the market favored higher-risk equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 3000® Index	Russell 2500™ Index
Jan 16	$9,145	$9,436	$9,203
Feb 16	$9,319	$9,433	$9,267
Mar 16	$10,093	$10,097	$10,039
Apr 16	$10,240	$10,159	$10,187
May 16	$10,338	$10,341	$10,402
Jun 16	$10,452	$10,362	$10,398
Jul 16	$10,948	$10,774	$10,940
Aug 16	$11,280	$10,801	$11,027
Sep 16	$11,269	$10,818	$11,080
Oct 16	$10,735	$10,584	$10,631
Nov 16	$12,119	$11,058	$11,535
Dec 16	$12,341	$11,274	$11,759
Jan 17	$12,295	$11,486	$11,922
Feb 17	$12,470	$11,913	$12,209
Mar 17	$12,352	$11,921	$12,201
Apr 17	$12,425	$12,047	$12,295
May 17	$12,290	$12,171	$12,157
Jun 17	$12,510	$12,280	$12,461
Jul 17	$12,751	$12,512	$12,590
Aug 17	$12,868	$12,536	$12,486
Sep 17	$13,219	$12,842	$13,052
Oct 17	$13,511	$13,122	$13,254
Nov 17	$13,938	$13,521	$13,690
Dec 17	$14,048	$13,656	$13,736
Jan 18	$14,730	$14,375	$14,155
Feb 18	$14,198	$13,846	$13,573
Mar 18	$13,943	$13,568	$13,703
Apr 18	$13,905	$13,619	$13,735
May 18	$14,318	$14,004	$14,381
Jun 18	$14,370	$14,095	$14,485
Jul 18	$14,829	$14,563	$14,765
Aug 18	$15,384	$15,074	$15,399
Sep 18	$15,391	$15,099	$15,165
Oct 18	$14,161	$13,988	$13,626
Nov 18	$14,389	$14,268	$13,883
Dec 18	$13,113	$12,940	$12,362
Jan 19	$14,303	$14,051	$13,785
Feb 19	$14,813	$14,545	$14,436
Mar 19	$14,902	$14,757	$14,317
Apr 19	$15,537	$15,346	$14,819
May 19	$14,643	$14,353	$13,765
Jun 19	$15,528	$15,361	$14,741
Jul 19	$15,702	$15,590	$14,894
Aug 19	$15,317	$15,272	$14,299
Sep 19	$15,523	$15,540	$14,552
Oct 19	$15,854	$15,874	$14,831
Nov 19	$16,445	$16,478	$15,467
Dec 19	$16,870	$16,954	$15,794
Jan 20	$16,953	$16,935	$15,474
Feb 20	$15,558	$15,549	$14,176
Mar 20	$13,440	$13,410	$11,100
Apr 20	$15,248	$15,187	$12,715
May 20	$16,013	$15,999	$13,654
Jun 20	$16,426	$16,364	$14,049
Jul 20	$17,254	$17,294	$14,608
Aug 20	$18,590	$18,546	$15,270
Sep 20	$17,833	$17,871	$14,875
Oct 20	$17,338	$17,485	$15,144
Nov 20	$19,380	$19,613	$17,611
Dec 20	$20,186	$20,495	$18,952
Jan 21	$20,071	$20,404	$19,416
Feb 21	$20,901	$21,042	$20,683
Mar 21	$21,247	$21,796	$21,023
Apr 21	$22,297	$22,919	$21,863
May 21	$22,274	$23,024	$21,908
Jun 21	$22,516	$23,592	$22,167
Jul 21	$22,437	$23,991	$21,779
Aug 21	$22,796	$24,675	$22,273
Sep 21	$21,923	$23,568	$21,573
Oct 21	$23,167	$25,161	$22,631
Nov 21	$22,055	$24,778	$21,687
Dec 21	$22,880	$25,754	$22,398
Jan 22	$21,084	$24,239	$20,534
Feb 22	$21,279	$23,628	$20,765
Mar 22	$21,452	$24,395	$21,095
Apr 22	$19,655	$22,206	$19,298
May 22	$19,872	$22,176	$19,363
Jun 22	$17,967	$20,321	$17,513
Jul 22	$19,715	$22,227	$19,325
Aug 22	$19,209	$21,397	$18,811
Sep 22	$17,535	$19,413	$17,019
Oct 22	$19,253	$21,005	$18,652
Nov 22	$20,090	$22,102	$19,440
Dec 22	$19,064	$20,808	$18,284
Jan 23	$20,881	$22,241	$20,112
Feb 23	$20,455	$21,721	$19,640
Mar 23	$19,805	$22,302	$18,903
Apr 23	$19,513	$22,539	$18,657
May 23	$18,885	$22,627	$18,330
Jun 23	$20,635	$24,172	$19,891
Jul 23	$21,567	$25,039	$20,880
Aug 23	$20,894	$24,555	$20,060
Sep 23	$19,861	$23,386	$18,940
Oct 23	$18,649	$22,766	$17,790
Nov 23	$20,355	$24,888	$19,391
Dec 23	$22,616	$26,209	$21,469
Jan 24	$22,137	$26,499	$20,908
Feb 24	$23,142	$27,933	$22,045
Mar 24	$24,238	$28,835	$22,955
Apr 24	$22,731	$27,566	$21,417
May 24	$23,644	$28,868	$22,308
Jun 24	$23,188	$29,762	$21,973
Jul 24	$24,840	$30,315	$23,606
Aug 24	$24,680	$30,975	$23,545
Sep 24	$25,092	$31,616	$23,896
Oct 24	$24,680	$31,384	$23,674
Nov 24	$27,196	$33,471	$26,004
Dec 24	$25,264	$32,448	$24,044
Jan 25	$26,375	$33,473	$24,897
Feb 25	$24,824	$32,831	$23,728
Mar 25	$23,342	$30,916	$22,241
Apr 25	$22,902	$30,709	$21,782
May 25	$24,245	$32,655	$23,085
Jun 25	$25,217	$34,314	$24,150
Jul 25	$25,470	$35,070	$24,617
Aug 25	$26,800	$35,881	$25,909
Sep 25	$27,313	$37,120	$26,324
Oct 25	$27,500	$37,915	$26,500
Nov 25	$27,966	$38,019	$26,885
Dec 25	$28,011	$38,012	$26,907

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	10.87%	6.77%	10.85%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2500™ Index...
	11.91	7.26	10.40

Key Fund statistics

Net Assets...
$153,345,603
Number of Portfolio Holdings...
722
Net Investment Advisory Fees...
$636,344
Portfolio Turnover Rate...
107%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund’s returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.5%
Financials...
16.6
Information Technology...
14.9
Health Care...
13.9
Consumer Discretionary...
9.5
Real Estate...
6.2
Materials...
5.0
Energy...
3.6
Consumer Staples...
3.1
Communication Services...
2.9
Utilities...
2.6
Short-Term Securities...
6.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Annual Shareholder Report — December 31, 2025

SCIII-12/25-AR

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	0.74%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 24.38%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positive contributions to performance over the period were led by holdings in the information technology sector, specifically within the technology hardware, storage & peripherals industry. The Fund’s holdings in financials also proved to be a tailwind to performance, most notably exposure to bank stocks. Finally, exposure to the healthcare and consumer discretionary sectors was additive to returns.

What detracted from performance?

The largest detractor from the Fund’s absolute performance was exposure to the real estate sector, specifically to industrial REITs. Holdings of a biotechnology ETF adversely affected the Fund’s performance as well. Finally, holdings of media companies within the communication services sector and financial services companies within the financials sector weighed on returns for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,364	$9,462	$9,483
Feb 16	$9,259	$9,459	$9,481
Mar 16	$10,090	$10,117	$10,164
Apr 16	$10,457	$10,172	$10,377
May 16	$10,674	$10,351	$10,539
Jun 16	$10,524	$10,374	$10,630
Jul 16	$10,852	$10,769	$10,938
Aug 16	$11,040	$10,783	$11,023
Sep 16	$11,153	$10,792	$11,000
Oct 16	$10,799	$10,582	$10,829
Nov 16	$11,635	$10,999	$11,448
Dec 16	$11,819	$11,205	$11,734
Jan 17	$11,749	$11,431	$11,818
Feb 17	$12,059	$11,873	$12,242
Mar 17	$11,850	$11,881	$12,118
Apr 17	$11,718	$12,006	$12,095
May 17	$11,585	$12,160	$12,083
Jun 17	$11,725	$12,244	$12,281
Jul 17	$11,936	$12,487	$12,444
Aug 17	$11,755	$12,526	$12,299
Sep 17	$12,108	$12,793	$12,663
Oct 17	$12,179	$13,086	$12,755
Nov 17	$12,642	$13,485	$13,146
Dec 17	$12,792	$13,636	$13,337
Jan 18	$13,465	$14,384	$13,853
Feb 18	$12,833	$13,856	$13,192
Mar 18	$12,522	$13,541	$12,960
Apr 18	$12,719	$13,587	$13,002
May 18	$12,784	$13,934	$13,080
Jun 18	$12,825	$14,024	$13,112
Jul 18	$13,405	$14,508	$13,631
Aug 18	$13,695	$15,008	$13,832
Sep 18	$13,695	$15,065	$13,860
Oct 18	$12,957	$13,999	$13,142
Nov 18	$13,040	$14,284	$13,534
Dec 18	$11,788	$12,983	$12,235
Jan 19	$12,692	$14,071	$13,187
Feb 19	$13,073	$14,548	$13,608
Mar 19	$13,111	$14,801	$13,695
Apr 19	$13,634	$15,399	$14,181
May 19	$12,702	$14,417	$13,269
Jun 19	$13,473	$15,430	$14,221
Jul 19	$13,524	$15,669	$14,339
Aug 19	$13,115	$15,382	$13,918
Sep 19	$13,590	$15,649	$14,414
Oct 19	$13,724	$15,980	$14,616
Nov 19	$14,114	$16,584	$15,068
Dec 19	$14,607	$17,063	$15,482
Jan 20	$14,076	$17,082	$15,149
Feb 20	$12,748	$15,686	$13,682
Mar 20	$10,496	$13,613	$11,344
Apr 20	$11,760	$15,412	$12,619
May 20	$12,249	$16,225	$13,051
Jun 20	$12,259	$16,584	$12,965
Jul 20	$12,517	$17,555	$13,477
Aug 20	$12,948	$18,843	$14,035
Sep 20	$12,442	$18,155	$13,690
Oct 20	$12,334	$17,717	$13,510
Nov 20	$14,521	$19,803	$15,327
Dec 20	$15,108	$20,640	$15,915
Jan 21	$14,997	$20,470	$15,769
Feb 21	$15,909	$21,064	$16,722
Mar 21	$17,010	$21,861	$17,706
Apr 21	$17,778	$23,037	$18,414
May 21	$18,234	$23,147	$18,844
Jun 21	$17,789	$23,727	$18,628
Jul 21	$17,822	$24,220	$18,777
Aug 21	$17,970	$24,921	$19,150
Sep 21	$17,504	$23,776	$18,483
Oct 21	$18,220	$25,426	$19,422
Nov 21	$17,289	$25,085	$18,737
Dec 21	$18,383	$26,101	$19,919
Jan 22	$18,501	$24,629	$19,455
Feb 22	$18,698	$23,953	$19,229
Mar 22	$18,751	$24,762	$19,772
Apr 22	$17,883	$22,554	$18,657
May 22	$18,527	$22,520	$19,020
Jun 22	$16,674	$20,634	$17,358
Jul 22	$17,719	$22,556	$18,509
Aug 22	$17,186	$21,690	$17,957
Sep 22	$15,599	$19,683	$16,383
Oct 22	$17,199	$21,261	$18,063
Nov 22	$18,292	$22,412	$19,191
Dec 22	$17,478	$21,108	$18,418
Jan 23	$18,906	$22,524	$19,372
Feb 23	$18,252	$21,988	$18,689
Mar 23	$18,058	$22,683	$18,603
Apr 23	$18,638	$22,964	$18,883
May 23	$17,820	$23,071	$18,155
Jun 23	$19,159	$24,629	$19,361
Jul 23	$19,814	$25,476	$20,042
Aug 23	$18,949	$25,031	$19,501
Sep 23	$18,412	$23,854	$18,748
Oct 23	$17,830	$23,278	$18,087
Nov 23	$19,292	$25,452	$19,451
Dec 23	$20,381	$26,708	$20,529
Jan 24	$20,444	$27,081	$20,550
Feb 24	$21,058	$28,543	$21,308
Mar 24	$21,956	$29,458	$22,373
Apr 24	$21,389	$28,205	$21,418
May 24	$22,035	$29,533	$22,097
Jun 24	$21,641	$30,510	$21,889
Jul 24	$22,816	$30,954	$23,008
Aug 24	$23,084	$31,688	$23,625
Sep 24	$23,021	$32,366	$23,953
Oct 24	$22,801	$32,139	$23,689
Nov 24	$23,888	$34,209	$25,202
Dec 24	$22,495	$33,255	$23,478
Jan 25	$23,555	$34,313	$24,565
Feb 25	$23,816	$33,713	$24,665
Mar 25	$23,364	$31,762	$23,980
Apr 25	$22,843	$31,573	$23,249
May 25	$23,798	$33,589	$24,065
Jun 25	$24,858	$35,290	$24,888
Jul 25	$25,034	$36,074	$25,031
Aug 25	$25,993	$36,833	$25,829
Sep 25	$26,446	$38,110	$26,215
Oct 25	$26,708	$38,932	$26,330
Nov 25	$27,388	$39,027	$27,030
Dec 25	$27,981	$39,030	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	24.38%	13.12%	10.84%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$323,699,758
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$1,817,524
Portfolio Turnover Rate...
71%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.8%
Industrials...
15.8
Health Care...
14.2
Information Technology...
11.3
Consumer Discretionary...
8.6
Communication Services...
6.8
Consumer Staples...
6.7
Energy...
4.8
Materials...
4.4
Utilities...
4.0
Real Estate...
2.9
Short-Term Securities...
9.6
Liabilities in Excess of Other Assets...
(7.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Annual Shareholder Report — December 31, 2025

BAVLI-12/25-AR

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$114	1.02%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 24.04%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positive contributions to performance over the period were led by holdings in the information technology sector, specifically within the technology hardware, storage & peripherals industry. The Fund’s holdings in financials also proved to be a tailwind to performance, most notably exposure to bank stocks. Finally, exposure to the healthcare and consumer discretionary sectors was additive to returns.

What detracted from performance?

The largest detractor from the Fund’s absolute performance was exposure to the real estate sector, specifically to industrial REITs. Holdings of a biotechnology ETF adversely affected the Fund’s performance as well. Finally, holdings of media companies within the communication services sector and financial services companies within the financials sector weighed on returns for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 16	$9,352	$9,462	$9,483
Feb 16	$9,247	$9,459	$9,481
Mar 16	$10,075	$10,117	$10,164
Apr 16	$10,444	$10,172	$10,377
May 16	$10,655	$10,351	$10,539
Jun 16	$10,497	$10,374	$10,630
Jul 16	$10,827	$10,769	$10,938
Aug 16	$11,016	$10,783	$11,023
Sep 16	$11,122	$10,792	$11,000
Oct 16	$10,766	$10,582	$10,829
Nov 16	$11,600	$10,999	$11,448
Dec 16	$11,772	$11,205	$11,734
Jan 17	$11,710	$11,431	$11,818
Feb 17	$12,014	$11,873	$12,242
Mar 17	$11,796	$11,881	$12,118
Apr 17	$11,663	$12,006	$12,095
May 17	$11,530	$12,160	$12,083
Jun 17	$11,663	$12,244	$12,281
Jul 17	$11,874	$12,487	$12,444
Aug 17	$11,693	$12,526	$12,299
Sep 17	$12,048	$12,793	$12,663
Oct 17	$12,111	$13,086	$12,755
Nov 17	$12,569	$13,485	$13,146
Dec 17	$12,715	$13,636	$13,337
Jan 18	$13,381	$14,384	$13,853
Feb 18	$12,748	$13,856	$13,192
Mar 18	$12,436	$13,541	$12,960
Apr 18	$12,633	$13,587	$13,002
May 18	$12,691	$13,934	$13,080
Jun 18	$12,724	$14,024	$13,112
Jul 18	$13,304	$14,508	$13,631
Aug 18	$13,587	$15,008	$13,832
Sep 18	$13,579	$15,065	$13,860
Oct 18	$12,847	$13,999	$13,142
Nov 18	$12,930	$14,284	$13,534
Dec 18	$11,684	$12,983	$12,235
Jan 19	$12,577	$14,071	$13,187
Feb 19	$12,948	$14,548	$13,608
Mar 19	$12,986	$14,801	$13,695
Apr 19	$13,499	$15,399	$14,181
May 19	$12,568	$14,417	$13,269
Jun 19	$13,338	$15,430	$14,221
Jul 19	$13,389	$15,669	$14,339
Aug 19	$12,971	$15,382	$13,918
Sep 19	$13,436	$15,649	$14,414
Oct 19	$13,570	$15,980	$14,616
Nov 19	$13,950	$16,584	$15,068
Dec 19	$14,433	$17,063	$15,482
Jan 20	$13,914	$17,082	$15,149
Feb 20	$12,589	$15,686	$13,682
Mar 20	$10,364	$13,613	$11,344
Apr 20	$11,604	$15,412	$12,619
May 20	$12,091	$16,225	$13,051
Jun 20	$12,102	$16,584	$12,965
Jul 20	$12,348	$17,555	$13,477
Aug 20	$12,767	$18,843	$14,035
Sep 20	$12,273	$18,155	$13,690
Oct 20	$12,154	$17,717	$13,510
Nov 20	$14,315	$19,803	$15,327
Dec 20	$14,885	$20,640	$15,915
Jan 21	$14,774	$20,470	$15,769
Feb 21	$15,670	$21,064	$16,722
Mar 21	$16,742	$21,861	$17,706
Apr 21	$17,505	$23,037	$18,414
May 21	$17,959	$23,147	$18,844
Jun 21	$17,505	$23,727	$18,628
Jul 21	$17,538	$24,220	$18,777
Aug 21	$17,674	$24,921	$19,150
Sep 21	$17,211	$23,776	$18,483
Oct 21	$17,911	$25,426	$19,422
Nov 21	$16,997	$25,085	$18,737
Dec 21	$18,061	$26,101	$19,919
Jan 22	$18,178	$24,629	$19,455
Feb 22	$18,374	$23,953	$19,229
Mar 22	$18,413	$24,762	$19,772
Apr 22	$17,564	$22,554	$18,657
May 22	$18,191	$22,520	$19,020
Jun 22	$16,363	$20,634	$17,358
Jul 22	$17,388	$22,556	$18,509
Aug 22	$16,858	$21,690	$17,957
Sep 22	$15,294	$19,683	$16,383
Oct 22	$16,858	$21,261	$18,063
Nov 22	$17,932	$22,412	$19,191
Dec 22	$17,135	$21,108	$18,418
Jan 23	$18,522	$22,524	$19,372
Feb 23	$17,873	$21,988	$18,689
Mar 23	$17,681	$22,683	$18,603
Apr 23	$18,242	$22,964	$18,883
May 23	$17,445	$23,071	$18,155
Jun 23	$18,744	$24,629	$19,361
Jul 23	$19,394	$25,476	$20,042
Aug 23	$18,535	$25,031	$19,501
Sep 23	$18,002	$23,854	$18,748
Oct 23	$17,425	$23,278	$18,087
Nov 23	$18,861	$25,452	$19,451
Dec 23	$19,918	$26,708	$20,529
Jan 24	$19,980	$27,081	$20,550
Feb 24	$20,573	$28,543	$21,308
Mar 24	$21,446	$29,458	$22,373
Apr 24	$20,869	$28,205	$21,418
May 24	$21,509	$29,533	$22,097
Jun 24	$21,119	$30,510	$21,889
Jul 24	$22,251	$30,954	$23,008
Aug 24	$22,501	$31,688	$23,625
Sep 24	$22,454	$32,366	$23,953
Oct 24	$22,236	$32,139	$23,689
Nov 24	$23,297	$34,209	$25,202
Dec 24	$21,920	$33,255	$23,478
Jan 25	$22,950	$34,313	$24,565
Feb 25	$23,208	$33,713	$24,665
Mar 25	$22,744	$31,762	$23,980
Apr 25	$22,246	$31,573	$23,249
May 25	$23,173	$33,589	$24,065
Jun 25	$24,186	$35,290	$24,888
Jul 25	$24,360	$36,074	$25,031
Aug 25	$25,273	$36,833	$25,829
Sep 25	$25,721	$38,110	$26,215
Oct 25	$25,962	$38,932	$26,330
Nov 25	$26,617	$39,027	$27,030
Dec 25	$27,190	$39,030	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	24.04%	12.81%	10.52%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$323,699,758
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$1,817,524
Portfolio Turnover Rate...
71%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.8%
Industrials...
15.8
Health Care...
14.2
Information Technology...
11.3
Consumer Discretionary...
8.6
Communication Services...
6.8
Consumer Staples...
6.7
Energy...
4.8
Materials...
4.4
Utilities...
4.0
Real Estate...
2.9
Short-Term Securities...
9.6
Liabilities in Excess of Other Assets...
(7.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Annual Shareholder Report — December 31, 2025

BVIII-12/25-AR

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$84	0.79%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 12.04%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and communication services sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in communication services, positioning in the interactive media & services industry contributed, most notably holdings of social media company Meta Platforms Inc.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the electrical equipment industry proved detrimental, most notably exposure to data center infrastructure provider Vertiv Holdings Co. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,210	$9,504	$9,442
Feb 16	$8,995	$9,491	$9,438
Mar 16	$9,492	$10,135	$10,074
Apr 16	$9,413	$10,174	$9,982
May 16	$9,752	$10,357	$10,176
Jun 16	$9,571	$10,384	$10,136
Jul 16	$10,102	$10,766	$10,615
Aug 16	$10,148	$10,782	$10,562
Sep 16	$10,320	$10,784	$10,600
Oct 16	$10,056	$10,587	$10,351
Nov 16	$9,942	$10,979	$10,577
Dec 16	$10,009	$11,196	$10,708
Jan 17	$10,450	$11,408	$11,068
Feb 17	$10,891	$11,861	$11,528
Mar 17	$11,019	$11,875	$11,662
Apr 17	$11,355	$11,997	$11,928
May 17	$11,680	$12,166	$12,238
Jun 17	$11,761	$12,242	$12,206
Jul 17	$12,270	$12,494	$12,531
Aug 17	$12,376	$12,532	$12,760
Sep 17	$12,400	$12,790	$12,926
Oct 17	$13,002	$13,089	$13,427
Nov 17	$13,261	$13,490	$13,835
Dec 17	$13,335	$13,640	$13,943
Jan 18	$14,726	$14,421	$14,930
Feb 18	$14,427	$13,890	$14,539
Mar 18	$14,102	$13,537	$14,140
Apr 18	$14,427	$13,589	$14,189
May 18	$15,025	$13,916	$14,811
Jun 18	$15,337	$14,002	$14,954
Jul 18	$15,498	$14,523	$15,393
Aug 18	$16,143	$14,996	$16,235
Sep 18	$16,211	$15,081	$16,325
Oct 18	$14,504	$14,050	$14,865
Nov 18	$14,920	$14,337	$15,023
Dec 18	$13,654	$13,042	$13,732
Jan 19	$15,010	$14,087	$14,966
Feb 19	$15,519	$14,540	$15,501
Mar 19	$15,971	$14,822	$15,943
Apr 19	$16,668	$15,422	$16,663
May 19	$15,877	$14,442	$15,610
Jun 19	$16,912	$15,460	$16,682
Jul 19	$16,992	$15,682	$17,059
Aug 19	$16,859	$15,434	$16,928
Sep 19	$16,479	$15,723	$16,930
Oct 19	$16,764	$16,063	$17,408
Nov 19	$17,620	$16,646	$18,180
Dec 19	$18,022	$17,149	$18,729
Jan 20	$18,676	$17,142	$19,147
Feb 20	$17,706	$15,731	$17,843
Mar 20	$15,879	$13,788	$16,088
Apr 20	$18,202	$15,555	$18,468
May 20	$19,668	$16,296	$19,708
Jun 20	$20,458	$16,620	$20,567
Jul 20	$21,573	$17,558	$22,149
Aug 20	$23,485	$18,820	$24,434
Sep 20	$22,779	$18,105	$23,285
Oct 20	$22,096	$17,623	$22,494
Nov 20	$24,713	$19,552	$24,797
Dec 20	$25,574	$20,304	$25,938
Jan 21	$25,525	$20,099	$25,746
Feb 21	$25,648	$20,653	$25,740
Mar 21	$25,723	$21,558	$26,182
Apr 21	$27,650	$22,708	$27,963
May 21	$27,304	$22,867	$27,577
Jun 21	$29,058	$23,401	$29,307
Jul 21	$30,037	$23,956	$30,273
Aug 21	$31,024	$24,685	$31,404
Sep 21	$29,227	$23,537	$29,646
Oct 21	$31,075	$25,186	$32,213
Nov 21	$30,644	$25,011	$32,410
Dec 21	$30,985	$26,132	$33,096
Jan 22	$27,488	$24,780	$30,255
Feb 22	$26,120	$24,038	$28,970
Mar 22	$26,758	$24,931	$30,103
Apr 22	$23,079	$22,757	$26,468
May 22	$22,592	$22,798	$25,853
Jun 22	$20,616	$20,916	$23,805
Jul 22	$23,153	$22,845	$26,662
Aug 22	$21,461	$21,913	$25,420
Sep 22	$19,111	$19,895	$22,949
Oct 22	$19,863	$21,506	$24,290
Nov 22	$21,023	$22,708	$25,397
Dec 22	$19,323	$21,399	$23,453
Jan 23	$21,442	$22,744	$25,407
Feb 23	$20,928	$22,189	$25,106
Mar 23	$22,565	$23,004	$26,822
Apr 23	$22,886	$23,363	$27,086
May 23	$24,106	$23,464	$28,321
Jun 23	$25,839	$25,015	$30,258
Jul 23	$26,545	$25,818	$31,277
Aug 23	$26,545	$25,407	$30,996
Sep 23	$24,844	$24,196	$29,310
Oct 23	$24,523	$23,687	$28,893
Nov 23	$27,605	$25,850	$32,043
Dec 23	$28,792	$27,025	$33,462
Jan 24	$29,910	$27,479	$34,296
Feb 24	$32,111	$28,946	$36,636
Mar 24	$32,721	$29,878	$37,281
Apr 24	$31,129	$28,657	$35,700
May 24	$33,195	$30,078	$37,837
Jun 24	$35,465	$31,157	$40,388
Jul 24	$34,458	$31,537	$39,701
Aug 24	$35,224	$32,302	$40,528
Sep 24	$35,886	$32,992	$41,677
Oct 24	$35,642	$32,692	$41,539
Nov 24	$37,802	$34,611	$44,233
Dec 24	$38,086	$33,786	$44,623
Jan 25	$38,781	$34,727	$45,506
Feb 25	$37,192	$34,274	$43,871
Mar 25	$34,014	$32,343	$40,175
Apr 25	$34,759	$32,124	$40,887
May 25	$38,285	$34,146	$44,505
Jun 25	$40,966	$35,882	$47,342
Jul 25	$41,864	$36,687	$49,129
Aug 25	$41,662	$37,431	$49,679
Sep 25	$43,433	$38,797	$52,318
Oct 25	$44,345	$39,706	$54,218
Nov 25	$43,028	$39,803	$53,236
Dec 25	$42,673	$39,827	$52,906

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	12.04%	10.78%	15.62%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

Key Fund statistics

Net Assets...
$80,943,060
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$413,672
Portfolio Turnover Rate...
68%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.2%
Communication Services...
14.5
Consumer Discretionary...
11.3
Health Care...
7.8
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective November 19, 2025, the Fund revised its principal investment strategies to reflect that the Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Annual Shareholder Report — December 31, 2025

FDGRI-12/25-AR

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$110	1.04%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 11.77%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and communication services sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in communication services, positioning in the interactive media & services industry contributed, most notably holdings of social media company Meta Platforms Inc.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the electrical equipment industry proved detrimental, most notably exposure to data center infrastructure provider Vertiv Holdings Co. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,205	$9,504	$9,442
Feb 16	$8,990	$9,491	$9,438
Mar 16	$9,489	$10,135	$10,074
Apr 16	$9,410	$10,174	$9,982
May 16	$9,739	$10,357	$10,176
Jun 16	$9,557	$10,384	$10,136
Jul 16	$10,080	$10,766	$10,615
Aug 16	$10,126	$10,782	$10,562
Sep 16	$10,299	$10,784	$10,600
Oct 16	$10,034	$10,587	$10,351
Nov 16	$9,918	$10,979	$10,577
Dec 16	$9,987	$11,196	$10,708
Jan 17	$10,430	$11,408	$11,068
Feb 17	$10,862	$11,861	$11,528
Mar 17	$10,990	$11,875	$11,662
Apr 17	$11,317	$11,997	$11,928
May 17	$11,643	$12,166	$12,238
Jun 17	$11,713	$12,242	$12,206
Jul 17	$12,226	$12,494	$12,531
Aug 17	$12,333	$12,532	$12,760
Sep 17	$12,344	$12,790	$12,926
Oct 17	$12,938	$13,089	$13,427
Nov 17	$13,199	$13,490	$13,835
Dec 17	$13,277	$13,640	$13,943
Jan 18	$14,647	$14,421	$14,930
Feb 18	$14,347	$13,890	$14,539
Mar 18	$14,021	$13,537	$14,140
Apr 18	$14,334	$13,589	$14,189
May 18	$14,935	$13,916	$14,811
Jun 18	$15,235	$14,002	$14,954
Jul 18	$15,411	$14,523	$15,393
Aug 18	$16,032	$14,996	$16,235
Sep 18	$16,099	$15,081	$16,325
Oct 18	$14,411	$14,050	$14,865
Nov 18	$14,803	$14,337	$15,023
Dec 18	$13,559	$13,042	$13,732
Jan 19	$14,891	$14,087	$14,966
Feb 19	$15,404	$14,540	$15,501
Mar 19	$15,841	$14,822	$15,943
Apr 19	$16,526	$15,422	$16,663
May 19	$15,727	$14,442	$15,610
Jun 19	$16,754	$15,460	$16,682
Jul 19	$16,835	$15,682	$17,059
Aug 19	$16,700	$15,434	$16,928
Sep 19	$16,335	$15,723	$16,930
Oct 19	$16,585	$16,063	$17,408
Nov 19	$17,450	$16,646	$18,180
Dec 19	$17,837	$17,149	$18,729
Jan 20	$18,477	$17,142	$19,147
Feb 20	$17,517	$15,731	$17,843
Mar 20	$15,710	$13,788	$16,088
Apr 20	$17,997	$15,555	$18,468
May 20	$19,461	$16,296	$19,708
Jun 20	$20,238	$16,620	$20,567
Jul 20	$21,324	$17,558	$22,149
Aug 20	$23,216	$18,820	$24,434
Sep 20	$22,500	$18,105	$23,285
Oct 20	$21,831	$17,623	$22,494
Nov 20	$24,416	$19,552	$24,797
Dec 20	$25,243	$20,304	$25,938
Jan 21	$25,192	$20,099	$25,746
Feb 21	$25,318	$20,653	$25,740
Mar 21	$25,368	$21,558	$26,182
Apr 21	$27,277	$22,708	$27,963
May 21	$26,926	$22,867	$27,577
Jun 21	$28,659	$23,401	$29,307
Jul 21	$29,629	$23,956	$30,273
Aug 21	$30,581	$24,685	$31,404
Sep 21	$28,779	$23,537	$29,646
Oct 21	$30,633	$25,186	$32,213
Nov 21	$30,195	$25,011	$32,410
Dec 21	$30,516	$26,132	$33,096
Jan 22	$27,060	$24,780	$30,255
Feb 22	$25,721	$24,038	$28,970
Mar 22	$26,312	$24,931	$30,103
Apr 22	$22,700	$22,757	$26,468
May 22	$22,233	$22,798	$25,853
Jun 22	$20,271	$20,916	$23,805
Jul 22	$22,777	$22,845	$26,662
Aug 22	$21,106	$21,913	$25,420
Sep 22	$18,761	$19,895	$22,949
Oct 22	$19,532	$21,506	$24,290
Nov 22	$20,656	$22,708	$25,397
Dec 22	$18,978	$21,399	$23,453
Jan 23	$21,053	$22,744	$25,407
Feb 23	$20,559	$22,189	$25,106
Mar 23	$22,141	$23,004	$26,822
Apr 23	$22,437	$23,363	$27,086
May 23	$23,656	$23,464	$28,321
Jun 23	$25,337	$25,015	$30,258
Jul 23	$26,029	$25,818	$31,277
Aug 23	$26,029	$25,407	$30,996
Sep 23	$24,348	$24,196	$29,310
Oct 23	$24,019	$23,687	$28,893
Nov 23	$27,050	$25,850	$32,043
Dec 23	$28,199	$27,025	$33,462
Jan 24	$29,312	$27,479	$34,296
Feb 24	$31,433	$28,946	$36,636
Mar 24	$32,059	$29,878	$37,281
Apr 24	$30,459	$28,657	$35,700
May 24	$32,476	$30,078	$37,837
Jun 24	$34,701	$31,157	$40,388
Jul 24	$33,702	$31,537	$39,701
Aug 24	$34,454	$32,302	$40,528
Sep 24	$35,063	$32,992	$41,677
Oct 24	$34,848	$32,692	$41,539
Nov 24	$36,961	$34,611	$44,233
Dec 24	$37,205	$33,786	$44,623
Jan 25	$37,897	$34,727	$45,506
Feb 25	$36,300	$34,274	$43,871
Mar 25	$33,213	$32,343	$40,175
Apr 25	$33,958	$32,124	$40,887
May 25	$37,364	$34,146	$44,505
Jun 25	$39,972	$35,882	$47,342
Jul 25	$40,828	$36,687	$49,129
Aug 25	$40,665	$37,431	$49,679
Sep 25	$42,350	$38,797	$52,318
Oct 25	$43,220	$39,706	$54,218
Nov 25	$41,915	$39,803	$53,236
Dec 25	$41,585	$39,827	$52,906

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	11.77%	10.50%	15.32%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

Key Fund statistics

Net Assets...
$80,943,060
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$413,672
Portfolio Turnover Rate...
68%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.2%
Communication Services...
14.5
Consumer Discretionary...
11.3
Health Care...
7.8
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective November 19, 2025, the Fund revised its principal investment strategies to reflect that the Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Annual Shareholder Report — December 31, 2025

FGIII-12/25-AR

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$74	0.67%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 21.54%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positioning in the financial sector, particularly banks, made the largest contribution to absolute performance. Holdings in the hardware industry in the information technology sector helped results, as did positions in the healthcare and industrials sectors.

What detracted from performance?

Holdings in the media, chemicals, and food products industries had a negative impact on absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	S&P 500® Index	Russell 1000® Value Index
Jan 16	$9,542	$9,504	$9,483
Feb 16	$9,482	$9,491	$9,481
Mar 16	$10,050	$10,135	$10,164
Apr 16	$10,276	$10,174	$10,377
May 16	$10,396	$10,357	$10,539
Jun 16	$10,496	$10,384	$10,630
Jul 16	$10,752	$10,766	$10,938
Aug 16	$10,812	$10,782	$11,023
Sep 16	$10,701	$10,784	$11,000
Oct 16	$10,640	$10,587	$10,829
Nov 16	$11,378	$10,979	$11,448
Dec 16	$11,639	$11,196	$11,734
Jan 17	$11,650	$11,408	$11,818
Feb 17	$12,067	$11,861	$12,242
Mar 17	$12,005	$11,875	$12,118
Apr 17	$12,085	$11,997	$12,095
May 17	$12,179	$12,166	$12,083
Jun 17	$12,378	$12,242	$12,281
Jul 17	$12,587	$12,494	$12,444
Aug 17	$12,470	$12,532	$12,299
Sep 17	$12,894	$12,790	$12,663
Oct 17	$13,115	$13,089	$12,755
Nov 17	$13,467	$13,490	$13,146
Dec 17	$13,588	$13,640	$13,337
Jan 18	$14,270	$14,421	$13,853
Feb 18	$13,565	$13,890	$13,192
Mar 18	$13,230	$13,537	$12,960
Apr 18	$13,481	$13,589	$13,002
May 18	$13,515	$13,916	$13,080
Jun 18	$13,537	$14,002	$13,112
Jul 18	$14,155	$14,523	$13,631
Aug 18	$14,383	$14,996	$13,832
Sep 18	$14,372	$15,081	$13,860
Oct 18	$13,613	$14,050	$13,142
Nov 18	$13,798	$14,337	$13,534
Dec 18	$12,614	$13,042	$12,235
Jan 19	$13,495	$14,087	$13,187
Feb 19	$13,842	$14,540	$13,608
Mar 19	$13,917	$14,822	$13,695
Apr 19	$14,510	$15,422	$14,181
May 19	$13,699	$14,442	$13,269
Jun 19	$14,572	$15,460	$14,221
Jul 19	$14,756	$15,682	$14,339
Aug 19	$14,490	$15,434	$13,918
Sep 19	$14,870	$15,723	$14,414
Oct 19	$15,168	$16,063	$14,616
Nov 19	$15,678	$16,646	$15,068
Dec 19	$16,110	$17,149	$15,482
Jan 20	$15,703	$17,142	$15,149
Feb 20	$14,268	$15,731	$13,682
Mar 20	$12,197	$13,788	$11,344
Apr 20	$13,434	$15,555	$12,619
May 20	$13,925	$16,296	$13,051
Jun 20	$13,898	$16,620	$12,965
Jul 20	$14,301	$17,558	$13,477
Aug 20	$14,674	$18,820	$14,035
Sep 20	$14,274	$18,105	$13,690
Oct 20	$13,946	$17,623	$13,510
Nov 20	$16,109	$19,552	$15,327
Dec 20	$16,740	$20,304	$15,915
Jan 21	$16,582	$20,099	$15,769
Feb 21	$17,528	$20,653	$16,722
Mar 21	$18,689	$21,558	$17,706
Apr 21	$19,459	$22,708	$18,414
May 21	$19,963	$22,867	$18,844
Jun 21	$19,502	$23,401	$18,628
Jul 21	$19,436	$23,956	$18,777
Aug 21	$19,669	$24,685	$19,150
Sep 21	$19,289	$23,537	$18,483
Oct 21	$20,183	$25,186	$19,422
Nov 21	$19,112	$25,011	$18,737
Dec 21	$20,179	$26,132	$19,919
Jan 22	$20,395	$24,780	$19,455
Feb 22	$20,345	$24,038	$19,229
Mar 22	$20,544	$24,931	$19,772
Apr 22	$19,638	$22,757	$18,657
May 22	$20,237	$22,798	$19,020
Jun 22	$18,456	$20,916	$17,358
Jul 22	$19,436	$22,845	$18,509
Aug 22	$18,907	$21,913	$17,957
Sep 22	$17,288	$19,895	$16,383
Oct 22	$18,982	$21,506	$18,063
Nov 22	$20,181	$22,708	$19,191
Dec 22	$19,403	$21,399	$18,418
Jan 23	$20,550	$22,744	$19,372
Feb 23	$19,938	$22,189	$18,689
Mar 23	$19,613	$23,004	$18,603
Apr 23	$20,291	$23,363	$18,883
May 23	$19,446	$23,464	$18,155
Jun 23	$20,618	$25,015	$19,361
Jul 23	$21,138	$25,818	$20,042
Aug 23	$20,400	$25,407	$19,501
Sep 23	$19,836	$24,196	$18,748
Oct 23	$19,427	$23,687	$18,087
Nov 23	$20,835	$25,850	$19,451
Dec 23	$21,777	$27,025	$20,529
Jan 24	$21,962	$27,479	$20,550
Feb 24	$22,494	$28,946	$21,308
Mar 24	$23,518	$29,878	$22,373
Apr 24	$22,986	$28,657	$21,418
May 24	$23,604	$30,078	$22,097
Jun 24	$23,336	$31,157	$21,889
Jul 24	$24,456	$31,537	$23,008
Aug 24	$24,873	$32,302	$23,625
Sep 24	$24,852	$32,992	$23,953
Oct 24	$24,493	$32,692	$23,689
Nov 24	$25,560	$34,611	$25,202
Dec 24	$23,968	$33,786	$23,478
Jan 25	$25,012	$34,727	$24,565
Feb 25	$25,466	$34,274	$24,665
Mar 25	$25,035	$32,343	$23,980
Apr 25	$24,440	$32,124	$23,249
May 25	$25,397	$34,146	$24,065
Jun 25	$26,446	$35,882	$24,888
Jul 25	$26,526	$36,687	$25,031
Aug 25	$27,466	$37,431	$25,829
Sep 25	$27,741	$38,797	$26,215
Oct 25	$27,879	$39,706	$26,330
Nov 25	$28,593	$39,803	$27,030
Dec 25	$29,132	$39,827	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	21.54%	11.72%	11.28%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$301,122,469
Number of Portfolio Holdings...
96
Net Investment Advisory Fees...
$1,782,777
Portfolio Turnover Rate...
57%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
20.8%
Health Care...
14.1
Industrials...
12.9
Information Technology...
10.8
Communication Services...
7.3
Materials...
7.1
Consumer Staples...
7.0
Energy...
4.9
Consumer Discretionary...
4.2
Utilities...
4.0
Real Estate...
3.2
Short-Term Securities...
7.4
Liabilities in Excess of Other Assets...
(3.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Annual Shareholder Report — December 31, 2025

UTTLI-12/25-AR

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$102	0.92%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 21.32%.

  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88% and the Russell 1000® Value Index returned 15.91%.

What contributed to performance?

Positioning in the financial sector, particularly banks, made the largest contribution to absolute performance. Holdings in the hardware industry in the information technology sector helped results, as did positions in the healthcare and industrials sectors.

What detracted from performance?

Holdings in the media, chemicals, and food products industries had a negative impact on absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	S&P 500® Index	Russell 1000® Value Index
Jan 16	$9,541	$9,504	$9,483
Feb 16	$9,472	$9,491	$9,481
Mar 16	$10,050	$10,135	$10,164
Apr 16	$10,261	$10,174	$10,377
May 16	$10,381	$10,357	$10,539
Jun 16	$10,471	$10,384	$10,630
Jul 16	$10,732	$10,766	$10,938
Aug 16	$10,792	$10,782	$11,023
Sep 16	$10,681	$10,784	$11,000
Oct 16	$10,614	$10,587	$10,829
Nov 16	$11,341	$10,979	$11,448
Dec 16	$11,606	$11,196	$11,734
Jan 17	$11,606	$11,408	$11,818
Feb 17	$12,033	$11,861	$12,242
Mar 17	$11,960	$11,875	$12,118
Apr 17	$12,043	$11,997	$12,095
May 17	$12,127	$12,166	$12,083
Jun 17	$12,326	$12,242	$12,281
Jul 17	$12,527	$12,494	$12,444
Aug 17	$12,421	$12,532	$12,299
Sep 17	$12,834	$12,790	$12,663
Oct 17	$13,046	$13,089	$12,755
Nov 17	$13,397	$13,490	$13,146
Dec 17	$13,520	$13,640	$13,337
Jan 18	$14,200	$14,421	$13,853
Feb 18	$13,497	$13,890	$13,192
Mar 18	$13,152	$13,537	$12,960
Apr 18	$13,394	$13,589	$13,002
May 18	$13,428	$13,916	$13,080
Jun 18	$13,450	$14,002	$13,112
Jul 18	$14,067	$14,523	$13,631
Aug 18	$14,284	$14,996	$13,832
Sep 18	$14,272	$15,081	$13,860
Oct 18	$13,520	$14,050	$13,142
Nov 18	$13,703	$14,337	$13,534
Dec 18	$12,517	$13,042	$12,235
Jan 19	$13,393	$14,087	$13,187
Feb 19	$13,726	$14,540	$13,608
Mar 19	$13,800	$14,822	$13,695
Apr 19	$14,381	$15,422	$14,181
May 19	$13,587	$14,442	$13,269
Jun 19	$14,443	$15,460	$14,221
Jul 19	$14,617	$15,682	$14,339
Aug 19	$14,352	$15,434	$13,918
Sep 19	$14,730	$15,723	$14,414
Oct 19	$15,016	$16,063	$14,616
Nov 19	$15,522	$16,646	$15,068
Dec 19	$15,954	$17,149	$15,482
Jan 20	$15,538	$17,142	$15,149
Feb 20	$14,114	$15,731	$13,682
Mar 20	$12,060	$13,788	$11,344
Apr 20	$13,277	$15,555	$12,619
May 20	$13,764	$16,296	$13,051
Jun 20	$13,750	$16,620	$12,965
Jul 20	$14,129	$17,558	$13,477
Aug 20	$14,497	$18,820	$14,035
Sep 20	$14,101	$18,105	$13,690
Oct 20	$13,781	$17,623	$13,510
Nov 20	$15,909	$19,552	$15,327
Dec 20	$16,524	$20,304	$15,915
Jan 21	$16,368	$20,099	$15,769
Feb 21	$17,304	$20,653	$16,722
Mar 21	$18,439	$21,558	$17,706
Apr 21	$19,203	$22,708	$18,414
May 21	$19,688	$22,867	$18,844
Jun 21	$19,232	$23,401	$18,628
Jul 21	$19,168	$23,956	$18,777
Aug 21	$19,385	$24,685	$19,150
Sep 21	$19,009	$23,537	$18,483
Oct 21	$19,880	$25,186	$19,422
Nov 21	$18,822	$25,011	$18,737
Dec 21	$19,878	$26,132	$19,919
Jan 22	$20,091	$24,780	$19,455
Feb 22	$20,025	$24,038	$19,229
Mar 22	$20,222	$24,931	$19,772
Apr 22	$19,332	$22,757	$18,657
May 22	$19,923	$22,798	$19,020
Jun 22	$18,149	$20,916	$17,358
Jul 22	$19,102	$22,845	$18,509
Aug 22	$18,581	$21,913	$17,957
Sep 22	$17,001	$19,895	$16,383
Oct 22	$18,659	$21,506	$18,063
Nov 22	$19,824	$22,708	$19,191
Dec 22	$19,062	$21,399	$18,418
Jan 23	$20,173	$22,744	$19,372
Feb 23	$19,571	$22,189	$18,689
Mar 23	$19,269	$23,004	$18,603
Apr 23	$19,906	$23,363	$18,883
May 23	$19,092	$23,464	$18,155
Jun 23	$20,227	$25,015	$19,361
Jul 23	$20,746	$25,818	$20,042
Aug 23	$20,020	$25,407	$19,501
Sep 23	$19,465	$24,196	$18,748
Oct 23	$19,050	$23,687	$18,087
Nov 23	$20,414	$25,850	$19,451
Dec 23	$21,348	$27,025	$20,529
Jan 24	$21,509	$27,479	$20,550
Feb 24	$22,053	$28,946	$21,308
Mar 24	$23,019	$29,878	$22,373
Apr 24	$22,522	$28,657	$21,418
May 24	$23,109	$30,078	$22,097
Jun 24	$22,846	$31,157	$21,889
Jul 24	$23,931	$31,537	$23,008
Aug 24	$24,340	$32,302	$23,625
Sep 24	$24,299	$32,992	$23,953
Oct 24	$23,952	$32,692	$23,689
Nov 24	$24,999	$34,611	$25,202
Dec 24	$23,420	$33,786	$23,478
Jan 25	$24,444	$34,727	$24,565
Feb 25	$24,889	$34,274	$24,665
Mar 25	$24,466	$32,343	$23,980
Apr 25	$23,867	$32,124	$23,249
May 25	$24,805	$34,146	$24,065
Jun 25	$25,833	$35,882	$24,888
Jul 25	$25,896	$36,687	$25,031
Aug 25	$26,816	$37,431	$25,829
Sep 25	$27,063	$38,797	$26,215
Oct 25	$27,204	$39,706	$26,330
Nov 25	$27,880	$39,803	$27,030
Dec 25	$28,413	$39,827	$27,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	21.32%	11.45%	11.01%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Value Index...
	15.91	11.33	10.53

Key Fund statistics

Net Assets...
$301,122,469
Number of Portfolio Holdings...
96
Net Investment Advisory Fees...
$1,782,777
Portfolio Turnover Rate...
57%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
20.8%
Health Care...
14.1
Industrials...
12.9
Information Technology...
10.8
Communication Services...
7.3
Materials...
7.1
Consumer Staples...
7.0
Energy...
4.9
Consumer Discretionary...
4.2
Utilities...
4.0
Real Estate...
3.2
Short-Term Securities...
7.4
Liabilities in Excess of Other Assets...
(3.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Annual Shareholder Report — December 31, 2025

UTIII-12/25-AR

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	0.74%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 19.80%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,655	$9,411	$9,731
Feb 16	$9,549	$9,356	$9,775
Mar 16	$9,954	$10,044	$10,265
Apr 16	$10,066	$10,201	$10,377
May 16	$10,020	$10,230	$10,361
Jun 16	$10,020	$10,155	$10,442
Jul 16	$10,311	$10,597	$10,719
Aug 16	$10,358	$10,618	$10,697
Sep 16	$10,411	$10,685	$10,755
Oct 16	$10,278	$10,507	$10,551
Nov 16	$10,305	$10,610	$10,476
Dec 16	$10,411	$10,865	$10,606
Jan 17	$10,599	$11,153	$10,794
Feb 17	$10,794	$11,475	$11,002
Mar 17	$10,881	$11,613	$11,077
Apr 17	$11,016	$11,801	$11,226
May 17	$11,197	$12,068	$11,426
Jun 17	$11,217	$12,124	$11,445
Jul 17	$11,446	$12,436	$11,679
Aug 17	$11,493	$12,477	$11,743
Sep 17	$11,560	$12,738	$11,839
Oct 17	$11,654	$12,996	$11,967
Nov 17	$11,782	$13,266	$12,158
Dec 17	$11,854	$13,481	$12,270
Jan 18	$12,294	$14,210	$12,695
Feb 18	$11,909	$13,637	$12,365
Mar 18	$11,806	$13,361	$12,264
Apr 18	$11,758	$13,502	$12,264
May 18	$11,744	$13,521	$12,273
Jun 18	$11,676	$13,475	$12,244
Jul 18	$11,899	$13,905	$12,471
Aug 18	$11,913	$14,039	$12,567
Sep 18	$11,858	$14,134	$12,578
Oct 18	$11,311	$13,091	$11,999
Nov 18	$11,449	$13,248	$12,121
Dec 18	$10,985	$12,300	$11,697
Jan 19	$11,549	$13,260	$12,293
Feb 19	$11,686	$13,623	$12,464
Mar 19	$11,809	$13,787	$12,622
Apr 19	$12,011	$14,273	$12,878
May 19	$11,686	$13,459	$12,518
Jun 19	$12,163	$14,345	$13,111
Jul 19	$12,125	$14,403	$13,120
Aug 19	$12,133	$14,085	$13,074
Sep 19	$12,220	$14,415	$13,204
Oct 19	$12,483	$14,812	$13,445
Nov 19	$12,651	$15,193	$13,601
Dec 19	$12,961	$15,712	$13,895
Jan 20	$12,976	$15,565	$13,894
Feb 20	$12,461	$14,256	$13,257
Mar 20	$11,348	$12,332	$12,223
Apr 20	$12,287	$13,671	$13,043
May 20	$12,764	$14,324	$13,415
Jun 20	$13,021	$14,738	$13,663
Jul 20	$13,707	$15,468	$14,183
Aug 20	$14,242	$16,450	$14,689
Sep 20	$14,020	$15,916	$14,398
Oct 20	$13,760	$15,444	$14,133
Nov 20	$15,068	$17,456	$15,268
Dec 20	$15,683	$18,277	$15,749
Jan 21	$15,611	$18,125	$15,619
Feb 21	$15,820	$18,578	$15,740
Mar 21	$15,949	$19,202	$15,995
Apr 21	$16,496	$20,089	$16,489
May 21	$16,730	$20,405	$16,710
Jun 21	$16,721	$20,675	$16,752
Jul 21	$16,712	$20,965	$16,982
Aug 21	$16,876	$21,481	$17,206
Sep 21	$16,342	$20,584	$16,663
Oct 21	$16,802	$21,660	$17,121
Nov 21	$16,350	$21,160	$16,895
Dec 21	$16,730	$22,107	$17,345
Jan 22	$16,072	$20,995	$16,723
Feb 22	$15,724	$20,503	$16,443
Mar 22	$15,592	$21,057	$16,495
Apr 22	$14,765	$19,325	$15,421
May 22	$14,906	$19,390	$15,495
Jun 22	$13,993	$17,661	$14,512
Jul 22	$14,639	$19,000	$15,263
Aug 22	$14,201	$18,254	$14,660
Sep 22	$13,229	$16,529	$13,569
Oct 22	$13,677	$17,677	$14,116
Nov 22	$14,458	$18,988	$14,987
Dec 22	$14,077	$18,229	$14,640
Jan 23	$14,820	$19,537	$15,410
Feb 23	$14,296	$19,049	$14,987
Mar 23	$14,630	$19,638	$15,476
Apr 23	$14,754	$19,975	$15,682
May 23	$14,601	$19,820	$15,476
Jun 23	$15,087	$20,977	$15,975
Jul 23	$15,373	$21,702	$16,321
Aug 23	$15,020	$21,162	$16,014
Sep 23	$14,468	$20,275	$15,460
Oct 23	$14,249	$19,687	$15,144
Nov 23	$15,211	$21,566	$16,240
Dec 23	$15,883	$22,636	$16,938
Jan 24	$15,873	$22,844	$16,967
Feb 24	$16,321	$23,796	$17,280
Mar 24	$16,730	$24,577	$17,661
Apr 24	$16,116	$23,694	$17,134
May 24	$16,681	$24,713	$17,651
Jun 24	$16,886	$25,253	$17,875
Jul 24	$17,074	$25,698	$18,259
Aug 24	$17,427	$26,389	$18,691
Sep 24	$17,712	$26,864	$18,996
Oct 24	$17,290	$26,306	$18,485
Nov 24	$17,800	$27,376	$18,879
Dec 24	$17,349	$26,703	$18,478
Jan 25	$17,834	$27,666	$18,913
Feb 25	$17,823	$27,460	$18,973
Mar 25	$17,349	$26,309	$18,606
Apr 25	$17,770	$26,618	$18,983
May 25	$18,486	$28,221	$19,604
Jun 25	$19,255	$29,505	$20,244
Jul 25	$19,141	$29,915	$20,281
Aug 25	$19,575	$30,693	$20,743
Sep 25	$20,095	$31,766	$21,188
Oct 25	$20,370	$32,518	$21,483
Nov 25	$20,476	$32,581	$21,564
Dec 25	$20,784	$32,972	$21,763

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	19.80%	5.79%	7.59%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.0%	-%	67.0%
United Kingdom...
	5.3	-	5.3
France...
	3.4	-	3.4
Italy...
	2.2	-	2.2
Canada...
	2.1	-	2.1
Netherlands...
	2.0	-	2.0
Japan...
	2.0	-	2.0
China...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Taiwan...
	1.5	-	1.5
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Annual Shareholder Report — December 31, 2025

GLALI-12/25-AR

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$98	0.89%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class II Shares returned 19.60%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class II Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,654	$9,411	$9,731
Feb 16	$9,548	$9,356	$9,775
Mar 16	$9,947	$10,044	$10,265
Apr 16	$10,060	$10,201	$10,377
May 16	$10,013	$10,230	$10,361
Jun 16	$10,013	$10,155	$10,442
Jul 16	$10,299	$10,597	$10,719
Aug 16	$10,346	$10,618	$10,697
Sep 16	$10,399	$10,685	$10,755
Oct 16	$10,266	$10,507	$10,551
Nov 16	$10,293	$10,610	$10,476
Dec 16	$10,396	$10,865	$10,606
Jan 17	$10,577	$11,153	$10,794
Feb 17	$10,772	$11,475	$11,002
Mar 17	$10,866	$11,613	$11,077
Apr 17	$10,994	$11,801	$11,226
May 17	$11,169	$12,068	$11,426
Jun 17	$11,196	$12,124	$11,445
Jul 17	$11,418	$12,436	$11,679
Aug 17	$11,466	$12,477	$11,743
Sep 17	$11,533	$12,738	$11,839
Oct 17	$11,621	$12,996	$11,967
Nov 17	$11,749	$13,266	$12,158
Dec 17	$11,824	$13,481	$12,270
Jan 18	$12,257	$14,210	$12,695
Feb 18	$11,872	$13,637	$12,365
Mar 18	$11,769	$13,361	$12,264
Apr 18	$11,714	$13,502	$12,264
May 18	$11,701	$13,521	$12,273
Jun 18	$11,632	$13,475	$12,244
Jul 18	$11,856	$13,905	$12,471
Aug 18	$11,869	$14,039	$12,567
Sep 18	$11,814	$14,134	$12,578
Oct 18	$11,260	$13,091	$11,999
Nov 18	$11,405	$13,248	$12,121
Dec 18	$10,935	$12,300	$11,697
Jan 19	$11,499	$13,260	$12,293
Feb 19	$11,629	$13,623	$12,464
Mar 19	$11,751	$13,787	$12,622
Apr 19	$11,946	$14,273	$12,878
May 19	$11,629	$13,459	$12,518
Jun 19	$12,098	$14,345	$13,111
Jul 19	$12,060	$14,403	$13,120
Aug 19	$12,060	$14,085	$13,074
Sep 19	$12,155	$14,415	$13,204
Oct 19	$12,418	$14,812	$13,445
Nov 19	$12,578	$15,193	$13,601
Dec 19	$12,885	$15,712	$13,895
Jan 20	$12,900	$15,565	$13,894
Feb 20	$12,379	$14,256	$13,257
Mar 20	$11,277	$12,332	$12,223
Apr 20	$12,206	$13,671	$13,043
May 20	$12,681	$14,324	$13,415
Jun 20	$12,938	$14,738	$13,663
Jul 20	$13,614	$15,468	$14,183
Aug 20	$14,141	$16,450	$14,689
Sep 20	$13,920	$15,916	$14,398
Oct 20	$13,660	$15,444	$14,133
Nov 20	$14,958	$17,456	$15,268
Dec 20	$15,566	$18,277	$15,749
Jan 21	$15,494	$18,125	$15,619
Feb 21	$15,694	$18,578	$15,740
Mar 21	$15,823	$19,202	$15,995
Apr 21	$16,368	$20,089	$16,489
May 21	$16,593	$20,405	$16,710
Jun 21	$16,584	$20,675	$16,752
Jul 21	$16,567	$20,965	$16,982
Aug 21	$16,730	$21,481	$17,206
Sep 21	$16,198	$20,584	$16,663
Oct 21	$16,657	$21,660	$17,121
Nov 21	$16,206	$21,160	$16,895
Dec 21	$16,586	$22,107	$17,345
Jan 22	$15,921	$20,995	$16,723
Feb 22	$15,583	$20,503	$16,443
Mar 22	$15,452	$21,057	$16,495
Apr 22	$14,628	$19,325	$15,421
May 22	$14,759	$19,390	$15,495
Jun 22	$13,860	$17,661	$14,512
Jul 22	$14,494	$19,000	$15,263
Aug 22	$14,057	$18,254	$14,660
Sep 22	$13,099	$16,529	$13,569
Oct 22	$13,535	$17,677	$14,116
Nov 22	$14,304	$18,988	$14,987
Dec 22	$13,934	$18,229	$14,640
Jan 23	$14,665	$19,537	$15,410
Feb 23	$14,143	$19,049	$14,987
Mar 23	$14,475	$19,638	$15,476
Apr 23	$14,589	$19,975	$15,682
May 23	$14,428	$19,820	$15,476
Jun 23	$14,912	$20,977	$15,975
Jul 23	$15,196	$21,702	$16,321
Aug 23	$14,836	$21,162	$16,014
Sep 23	$14,295	$20,275	$15,460
Oct 23	$14,076	$19,687	$15,144
Nov 23	$15,025	$21,566	$16,240
Dec 23	$15,689	$22,636	$16,938
Jan 24	$15,679	$22,844	$16,967
Feb 24	$16,115	$23,796	$17,280
Mar 24	$16,522	$24,577	$17,661
Apr 24	$15,912	$23,694	$17,134
May 24	$16,464	$24,713	$17,651
Jun 24	$16,667	$25,253	$17,875
Jul 24	$16,845	$25,698	$18,259
Aug 24	$17,196	$26,389	$18,691
Sep 24	$17,479	$26,864	$18,996
Oct 24	$17,050	$26,306	$18,485
Nov 24	$17,557	$27,376	$18,879
Dec 24	$17,115	$26,703	$18,478
Jan 25	$17,585	$27,666	$18,913
Feb 25	$17,575	$27,460	$18,973
Mar 25	$17,104	$26,309	$18,606
Apr 25	$17,512	$26,618	$18,983
May 25	$18,223	$28,221	$19,604
Jun 25	$18,977	$29,505	$20,244
Jul 25	$18,863	$29,915	$20,281
Aug 25	$19,285	$30,693	$20,743
Sep 25	$19,801	$31,766	$21,188
Oct 25	$20,064	$32,518	$21,483
Nov 25	$20,169	$32,581	$21,564
Dec 25	$20,469	$32,972	$21,763

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	19.60%	5.63%	7.43%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.0%	-%	67.0%
United Kingdom...
	5.3	-	5.3
France...
	3.4	-	3.4
Italy...
	2.2	-	2.2
Canada...
	2.1	-	2.1
Netherlands...
	2.0	-	2.0
Japan...
	2.0	-	2.0
China...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Taiwan...
	1.5	-	1.5
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Annual Shareholder Report — December 31, 2025

GLAII-12/25-AR

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$109	0.99%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class III Shares returned 19.42%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	FTSE World Index	Reference Benchmark
Jan 16	$9,655	$9,411	$9,731
Feb 16	$9,548	$9,356	$9,775
Mar 16	$9,946	$10,044	$10,265
Apr 16	$10,061	$10,201	$10,377
May 16	$10,008	$10,230	$10,361
Jun 16	$10,008	$10,155	$10,442
Jul 16	$10,299	$10,597	$10,719
Aug 16	$10,337	$10,618	$10,697
Sep 16	$10,391	$10,685	$10,755
Oct 16	$10,261	$10,507	$10,551
Nov 16	$10,284	$10,610	$10,476
Dec 16	$10,380	$10,865	$10,606
Jan 17	$10,567	$11,153	$10,794
Feb 17	$10,761	$11,475	$11,002
Mar 17	$10,846	$11,613	$11,077
Apr 17	$10,978	$11,801	$11,226
May 17	$11,157	$12,068	$11,426
Jun 17	$11,172	$12,124	$11,445
Jul 17	$11,398	$12,436	$11,679
Aug 17	$11,445	$12,477	$11,743
Sep 17	$11,515	$12,738	$11,839
Oct 17	$11,601	$12,996	$11,967
Nov 17	$11,733	$13,266	$12,158
Dec 17	$11,803	$13,481	$12,270
Jan 18	$12,233	$14,210	$12,695
Feb 18	$11,859	$13,637	$12,365
Mar 18	$11,748	$13,361	$12,264
Apr 18	$11,700	$13,502	$12,264
May 18	$11,684	$13,521	$12,273
Jun 18	$11,613	$13,475	$12,244
Jul 18	$11,832	$13,905	$12,471
Aug 18	$11,848	$14,039	$12,567
Sep 18	$11,791	$14,134	$12,578
Oct 18	$11,246	$13,091	$11,999
Nov 18	$11,382	$13,248	$12,121
Dec 18	$10,909	$12,300	$11,697
Jan 19	$11,473	$13,260	$12,293
Feb 19	$11,608	$13,623	$12,464
Mar 19	$11,726	$13,787	$12,622
Apr 19	$11,920	$14,273	$12,878
May 19	$11,600	$13,459	$12,518
Jun 19	$12,071	$14,345	$13,111
Jul 19	$12,027	$14,403	$13,120
Aug 19	$12,027	$14,085	$13,074
Sep 19	$12,121	$14,415	$13,204
Oct 19	$12,377	$14,812	$13,445
Nov 19	$12,539	$15,193	$13,601
Dec 19	$12,846	$15,712	$13,895
Jan 20	$12,855	$15,565	$13,894
Feb 20	$12,340	$14,256	$13,257
Mar 20	$11,240	$12,332	$12,223
Apr 20	$12,163	$13,671	$13,043
May 20	$12,633	$14,324	$13,415
Jun 20	$12,890	$14,738	$13,663
Jul 20	$13,560	$15,468	$14,183
Aug 20	$14,090	$16,450	$14,689
Sep 20	$13,866	$15,916	$14,398
Oct 20	$13,605	$15,444	$14,133
Nov 20	$14,898	$17,456	$15,268
Dec 20	$15,506	$18,277	$15,749
Jan 21	$15,430	$18,125	$15,619
Feb 21	$15,630	$18,578	$15,740
Mar 21	$15,753	$19,202	$15,995
Apr 21	$16,296	$20,089	$16,489
May 21	$16,515	$20,405	$16,710
Jun 21	$16,515	$20,675	$16,752
Jul 21	$16,494	$20,965	$16,982
Aug 21	$16,650	$21,481	$17,206
Sep 21	$16,123	$20,584	$16,663
Oct 21	$16,572	$21,660	$17,121
Nov 21	$16,123	$21,160	$16,895
Dec 21	$16,501	$22,107	$17,345
Jan 22	$15,835	$20,995	$16,723
Feb 22	$15,502	$20,503	$16,443
Mar 22	$15,365	$21,057	$16,495
Apr 22	$14,550	$19,325	$15,421
May 22	$14,676	$19,390	$15,495
Jun 22	$13,781	$17,661	$14,512
Jul 22	$14,420	$19,000	$15,263
Aug 22	$13,977	$18,254	$14,660
Sep 22	$13,020	$16,529	$13,569
Oct 22	$13,463	$17,677	$14,116
Nov 22	$14,222	$18,988	$14,987
Dec 22	$13,848	$18,229	$14,640
Jan 23	$14,572	$19,537	$15,410
Feb 23	$14,058	$19,049	$14,987
Mar 23	$14,385	$19,638	$15,476
Apr 23	$14,490	$19,975	$15,682
May 23	$14,338	$19,820	$15,476
Jun 23	$14,817	$20,977	$15,975
Jul 23	$15,097	$21,702	$16,321
Aug 23	$14,735	$21,162	$16,014
Sep 23	$14,198	$20,275	$15,460
Oct 23	$13,977	$19,687	$15,144
Nov 23	$14,922	$21,566	$16,240
Dec 23	$15,578	$22,636	$16,938
Jan 24	$15,566	$22,844	$16,967
Feb 24	$15,996	$23,796	$17,280
Mar 24	$16,403	$24,577	$17,661
Apr 24	$15,793	$23,694	$17,134
May 24	$16,343	$24,713	$17,651
Jun 24	$16,546	$25,253	$17,875
Jul 24	$16,718	$25,698	$18,259
Aug 24	$17,068	$26,389	$18,691
Sep 24	$17,345	$26,864	$18,996
Oct 24	$16,923	$26,306	$18,485
Nov 24	$17,418	$27,376	$18,879
Dec 24	$16,982	$26,703	$18,478
Jan 25	$17,443	$27,666	$18,913
Feb 25	$17,429	$27,460	$18,973
Mar 25	$16,969	$26,309	$18,606
Apr 25	$17,364	$26,618	$18,983
May 25	$18,074	$28,221	$19,604
Jun 25	$18,812	$29,505	$20,244
Jul 25	$18,695	$29,915	$20,281
Aug 25	$19,120	$30,693	$20,743
Sep 25	$19,625	$31,766	$21,188
Oct 25	$19,890	$32,518	$21,483
Nov 25	$19,983	$32,581	$21,564
Dec 25	$20,279	$32,972	$21,763

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	19.42%	5.51%	7.33%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

Key Fund statistics

Net Assets...
$3,991,208,846
Number of Portfolio Holdings...
2,612
Net Investment Advisory Fees...
$26,298,373
Portfolio Turnover Rate...
119%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.0%	-%	67.0%
United Kingdom...
	5.3	-	5.3
France...
	3.4	-	3.4
Italy...
	2.2	-	2.2
Canada...
	2.1	-	2.1
Netherlands...
	2.0	-	2.0
Japan...
	2.0	-	2.0
China...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Taiwan...
	1.5	-	1.5
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Annual Shareholder Report — December 31, 2025

GAIII-12/25-AR

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.30%

Key Fund statistics

Net Assets...
$190,026,130
Number of Portfolio Holdings...
121
Net Investment Advisory Fees...
$421,138
Current seven-day yields as of December 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
41.3%
Repurchase Agreements...
37.9
U.S. Government Sponsored Agency Obligations...
19.6
Other Assets Less Liabilities...
1.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 537-4942.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Annual Shareholder Report — December 31, 2025

DMMKI-12/25-AR

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$32	0.27%

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 31.37%.

For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.

European equities started 2025 in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January and March 2025 to mitigate recession risks. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.

European equities continued to advance in the second quarter of 2025. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen.

In the third quarter of 2025, the ECB maintained rates at 2.0% in both July and September 2025, pausing its year long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%.

European equities continued to rise in the fourth quarter of 2025. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better than expected eurozone growth and inflation trending close to target while maintaining a cautious, data dependent stance. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	MSCI EAFE Index (Net)
Jan 16	$9,419	$9,277
Feb 16	$9,115	$9,107
Mar 16	$9,730	$9,699
Apr 16	$9,934	$9,980
May 16	$9,934	$9,890
Jun 16	$9,656	$9,558
Jul 16	$10,090	$10,042
Aug 16	$10,106	$10,049
Sep 16	$10,246	$10,173
Oct 16	$10,016	$9,965
Nov 16	$9,795	$9,766
Dec 16	$10,090	$10,100
Jan 17	$10,414	$10,393
Feb 17	$10,542	$10,542
Mar 17	$10,866	$10,832
Apr 17	$11,155	$11,107
May 17	$11,548	$11,515
Jun 17	$11,556	$11,495
Jul 17	$11,897	$11,826
Aug 17	$11,888	$11,822
Sep 17	$12,161	$12,116
Oct 17	$12,349	$12,300
Nov 17	$12,468	$12,429
Dec 17	$12,653	$12,628
Jan 18	$13,274	$13,262
Feb 18	$12,609	$12,663
Mar 18	$12,520	$12,435
Apr 18	$12,715	$12,719
May 18	$12,467	$12,433
Jun 18	$12,299	$12,281
Jul 18	$12,636	$12,584
Aug 18	$12,352	$12,341
Sep 18	$12,476	$12,448
Oct 18	$11,474	$11,457
Nov 18	$11,500	$11,442
Dec 18	$10,920	$10,887
Jan 19	$11,646	$11,602
Feb 19	$11,919	$11,898
Mar 19	$12,015	$11,973
Apr 19	$12,371	$12,310
May 19	$11,755	$11,719
Jun 19	$12,440	$12,414
Jul 19	$12,193	$12,256
Aug 19	$11,961	$11,939
Sep 19	$12,316	$12,281
Oct 19	$12,741	$12,722
Nov 19	$12,891	$12,866
Dec 19	$13,277	$13,284
Jan 20	$12,938	$13,006
Feb 20	$11,962	$11,831
Mar 20	$10,209	$10,252
Apr 20	$10,888	$10,914
May 20	$11,468	$11,389
Jun 20	$11,849	$11,777
Jul 20	$12,090	$12,051
Aug 20	$12,669	$12,671
Sep 20	$12,387	$12,342
Oct 20	$11,892	$11,849
Nov 20	$13,659	$13,686
Dec 20	$14,344	$14,322
Jan 21	$14,156	$14,169
Feb 21	$14,502	$14,487
Mar 21	$14,848	$14,820
Apr 21	$15,295	$15,266
May 21	$15,857	$15,764
Jun 21	$15,641	$15,587
Jul 21	$15,765	$15,704
Aug 21	$16,010	$15,981
Sep 21	$15,476	$15,517
Oct 21	$15,953	$15,899
Nov 21	$15,231	$15,159
Dec 21	$15,964	$15,935
Jan 22	$15,352	$15,165
Feb 22	$14,890	$14,897
Mar 22	$14,875	$14,993
Apr 22	$13,920	$14,023
May 22	$14,174	$14,128
Jun 22	$12,906	$12,817
Jul 22	$13,577	$13,456
Aug 22	$12,771	$12,817
Sep 22	$11,578	$11,618
Oct 22	$12,264	$12,242
Nov 22	$13,935	$13,621
Dec 22	$13,674	$13,632
Jan 23	$14,851	$14,736
Feb 23	$14,393	$14,429
Mar 23	$14,851	$14,786
Apr 23	$15,264	$15,204
May 23	$14,653	$14,560
Jun 23	$15,326	$15,223
Jul 23	$15,730	$15,715
Aug 23	$15,117	$15,113
Sep 23	$14,566	$14,597
Oct 23	$14,122	$14,005
Nov 23	$15,332	$15,305
Dec 23	$16,151	$16,118
Jan 24	$16,072	$16,211
Feb 24	$16,530	$16,508
Mar 24	$17,082	$17,051
Apr 24	$16,530	$16,614
May 24	$17,382	$17,258
Jun 24	$17,003	$16,979
Jul 24	$17,512	$17,477
Aug 24	$18,112	$18,046
Sep 24	$18,239	$18,212
Oct 24	$17,227	$17,222
Nov 24	$17,196	$17,124
Dec 24	$16,706	$16,735
Jan 25	$17,520	$17,614
Feb 25	$18,057	$17,956
Mar 25	$18,024	$17,883
Apr 25	$18,757	$18,702
May 25	$19,620	$19,558
Jun 25	$20,109	$19,989
Jul 25	$19,604	$19,708
Aug 25	$20,532	$20,549
Sep 25	$21,037	$20,942
Oct 25	$21,232	$21,188
Nov 25	$21,379	$21,320
Dec 25	$21,945	$21,959

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	31.37%	8.88%	8.18%
MSCI EAFE Index (Net)...
	31.22	8.92	8.18

Key Fund statistics

Net Assets...
$294,438,156
Number of Portfolio Holdings...
702
Net Investment Advisory Fees...
$196,552
Portfolio Turnover Rate...
5%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.9%
United Kingdom...
12.1
France...
10.2
Germany...
9.6
United States...
7.3
Australia...
6.9
Switzerland...
5.1
Netherlands...
4.5
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Annual Shareholder Report — December 31, 2025

BIIVX-12/25-AR

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$60	0.52%

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 31.11%.

For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 31.22%.

European equities started 2025 in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January and March 2025 to mitigate recession risks. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.

European equities continued to advance in the second quarter of 2025. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen.

In the third quarter of 2025, the ECB maintained rates at 2.0% in both July and September 2025, pausing its year long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%.

European equities continued to rise in the fourth quarter of 2025. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better than expected eurozone growth and inflation trending close to target while maintaining a cautious, data dependent stance. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	MSCI EAFE Index (Net)
Jan 16	$9,417	$9,277
Feb 16	$9,112	$9,107
Mar 16	$9,724	$9,699
Apr 16	$9,926	$9,980
May 16	$9,924	$9,890
Jun 16	$9,644	$9,558
Jul 16	$10,075	$10,042
Aug 16	$10,090	$10,049
Sep 16	$10,227	$10,173
Oct 16	$9,996	$9,965
Nov 16	$9,773	$9,766
Dec 16	$10,065	$10,100
Jan 17	$10,386	$10,393
Feb 17	$10,511	$10,542
Mar 17	$10,832	$10,832
Apr 17	$11,119	$11,107
May 17	$11,507	$11,515
Jun 17	$11,513	$11,495
Jul 17	$11,850	$11,826
Aug 17	$11,839	$11,822
Sep 17	$12,108	$12,116
Oct 17	$12,292	$12,300
Nov 17	$12,409	$12,429
Dec 17	$12,591	$12,628
Jan 18	$13,205	$13,262
Feb 18	$12,541	$12,663
Mar 18	$12,451	$12,435
Apr 18	$12,642	$12,719
May 18	$12,392	$12,433
Jun 18	$12,223	$12,281
Jul 18	$12,555	$12,584
Aug 18	$12,270	$12,341
Sep 18	$12,391	$12,448
Oct 18	$11,393	$11,457
Nov 18	$11,417	$11,442
Dec 18	$10,839	$10,887
Jan 19	$11,557	$11,602
Feb 19	$11,826	$11,898
Mar 19	$11,918	$11,973
Apr 19	$12,269	$12,310
May 19	$11,656	$11,719
Jun 19	$12,332	$12,414
Jul 19	$12,085	$12,256
Aug 19	$11,852	$11,939
Sep 19	$12,202	$12,281
Oct 19	$12,619	$12,722
Nov 19	$12,766	$12,866
Dec 19	$13,146	$13,284
Jan 20	$12,807	$13,006
Feb 20	$11,839	$11,831
Mar 20	$10,101	$10,252
Apr 20	$10,771	$10,914
May 20	$11,342	$11,389
Jun 20	$11,717	$11,777
Jul 20	$11,952	$12,051
Aug 20	$12,523	$12,671
Sep 20	$12,241	$12,342
Oct 20	$11,749	$11,849
Nov 20	$13,493	$13,686
Dec 20	$14,166	$14,322
Jan 21	$13,978	$14,169
Feb 21	$14,304	$14,487
Mar 21	$14,660	$14,820
Apr 21	$15,087	$15,266
May 21	$15,642	$15,764
Jun 21	$15,414	$15,587
Jul 21	$15,536	$15,704
Aug 21	$15,779	$15,981
Sep 21	$15,251	$15,517
Oct 21	$15,708	$15,899
Nov 21	$14,995	$15,159
Dec 21	$15,719	$15,935
Jan 22	$15,116	$15,165
Feb 22	$14,660	$14,897
Mar 22	$14,630	$14,993
Apr 22	$13,688	$14,023
May 22	$13,953	$14,128
Jun 22	$12,702	$12,817
Jul 22	$13,350	$13,456
Aug 22	$12,555	$12,817
Sep 22	$11,377	$11,618
Oct 22	$12,055	$12,242
Nov 22	$13,688	$13,621
Dec 22	$13,426	$13,632
Jan 23	$14,586	$14,736
Feb 23	$14,134	$14,429
Mar 23	$14,571	$14,786
Apr 23	$14,978	$15,204
May 23	$14,375	$14,560
Jun 23	$15,023	$15,223
Jul 23	$15,437	$15,715
Aug 23	$14,818	$15,113
Sep 23	$14,290	$14,597
Oct 23	$13,837	$14,005
Nov 23	$15,014	$15,305
Dec 23	$15,819	$16,118
Jan 24	$15,742	$16,211
Feb 24	$16,192	$16,508
Mar 24	$16,719	$17,051
Apr 24	$16,176	$16,614
May 24	$17,014	$17,258
Jun 24	$16,641	$16,979
Jul 24	$17,126	$17,477
Aug 24	$17,717	$18,046
Sep 24	$17,841	$18,212
Oct 24	$16,846	$17,222
Nov 24	$16,800	$17,124
Dec 24	$16,326	$16,735
Jan 25	$17,125	$17,614
Feb 25	$17,652	$17,956
Mar 25	$17,604	$17,883
Apr 25	$18,307	$18,702
May 25	$19,154	$19,558
Jun 25	$19,633	$19,989
Jul 25	$19,138	$19,708
Aug 25	$20,049	$20,549
Sep 25	$20,528	$20,942
Oct 25	$20,704	$21,188
Nov 25	$20,847	$21,320
Dec 25	$21,405	$21,959

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	31.11%	8.61%	7.91%
MSCI EAFE Index (Net)...
	31.22	8.92	8.18

Key Fund statistics

Net Assets...
$294,438,156
Number of Portfolio Holdings...
702
Net Investment Advisory Fees...
$196,552
Portfolio Turnover Rate...
5%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Performance shown prior to the Class III Shares commencement date of February 9, 2021 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.9%
United Kingdom...
12.1
France...
10.2
Germany...
9.6
United States...
7.3
Australia...
6.9
Switzerland...
5.1
Netherlands...
4.5
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Annual Shareholder Report — December 31, 2025

BIIYX-12/25-AR

BlackRock International V.I. Fund

Class I Shares | IVVVI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$93	0.86%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 15.53%.

  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by the financials, information technology and communication services sectors. At the individual stock level, leading contributors included Taiwan Semiconductor Manufacturing Company Ltd. (“TSMC”). Strong demand for advanced nodes and AI-related infrastructure supported robust revenue growth and margin resilience. Banco Bilbao Vizcaya Argentaria (“BBVA”) also outperformed. BBVA’s position was trimmed to reflect the stock’s shifting risk-reward profile. Toronto-Dominion Bank (doing business as TD Bank Group) was another contributor, benefitting from a favorable yield curve and improving U.S. profitability. The bank delivered strong execution with revenues above expectations and strong earnings.

What detracted from performance?

The Fund’s healthcare allocation detracted from return. Shares of Danish pharmaceutical company Novo Nordisk A/S came under pressure on pricing concerns and competitive headwinds in diabetes and obesity treatments. The Trust exited the stock as the company’s expected market share gains failed to be reflected in prescription data and on concerns around expiring patents and competitor’s introduction of oral treatments. Marvell Technology, Inc., the semiconductor solutions company, underperformed as the shares dipped in the first quarter. The Fund exited the position given macro volatility, uncertainty around the AI capital expenditure outlook, and a marketplace shift toward more tailored chips. Shares of Recruit Holdings Co., Ltd., the Japanese provider of a human resources platform, sold off in the first quarter on concerns around U.S. government cost cutting efforts and labor market conditions. The company’s largest market exposure is through its U.S. job listing platform, Indeed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	MSCI ACWI ex USA Index (Net)
Jan 16	$9,217	$9,320
Feb 16	$9,063	$9,213
Mar 16	$9,609	$9,962
Apr 16	$9,876	$10,225
May 16	$9,918	$10,052
Jun 16	$9,444	$9,898
Jul 16	$9,943	$10,388
Aug 16	$10,098	$10,453
Sep 16	$10,160	$10,582
Oct 16	$10,149	$10,430
Nov 16	$9,830	$10,189
Dec 16	$10,039	$10,450
Jan 17	$10,311	$10,820
Feb 17	$10,584	$10,992
Mar 17	$11,045	$11,271
Apr 17	$11,359	$11,512
May 17	$11,684	$11,886
Jun 17	$11,705	$11,923
Jul 17	$12,355	$12,362
Aug 17	$12,407	$12,427
Sep 17	$12,491	$12,657
Oct 17	$12,564	$12,896
Nov 17	$12,826	$13,000
Dec 17	$13,162	$13,291
Jan 18	$13,979	$14,031
Feb 18	$12,984	$13,370
Mar 18	$12,785	$13,134
Apr 18	$12,910	$13,343
May 18	$12,428	$13,035
Jun 18	$12,428	$12,790
Jul 18	$12,791	$13,096
Aug 18	$12,260	$12,822
Sep 18	$12,218	$12,881
Oct 18	$11,211	$11,833
Nov 18	$11,168	$11,945
Dec 18	$10,289	$11,404
Jan 19	$11,307	$12,266
Feb 19	$11,754	$12,506
Mar 19	$11,766	$12,580
Apr 19	$12,258	$12,912
May 19	$11,564	$12,219
Jun 19	$12,202	$12,955
Jul 19	$12,242	$12,798
Aug 19	$11,940	$12,403
Sep 19	$12,175	$12,722
Oct 19	$12,746	$13,166
Nov 19	$12,970	$13,282
Dec 19	$13,595	$13,857
Jan 20	$13,380	$13,485
Feb 20	$12,475	$12,419
Mar 20	$10,123	$10,621
Apr 20	$11,084	$11,426
May 20	$12,113	$11,800
Jun 20	$12,860	$12,333
Jul 20	$13,361	$12,883
Aug 20	$14,145	$13,434
Sep 20	$13,845	$13,104
Oct 20	$13,626	$12,822
Nov 20	$15,423	$14,547
Dec 20	$16,493	$15,334
Jan 21	$16,517	$15,367
Feb 21	$17,580	$15,671
Mar 21	$17,984	$15,869
Apr 21	$18,585	$16,336
May 21	$18,909	$16,847
Jun 21	$18,840	$16,738
Jul 21	$18,456	$16,462
Aug 21	$18,847	$16,775
Sep 21	$18,504	$16,238
Oct 21	$19,025	$16,626
Nov 21	$17,627	$15,877
Dec 21	$17,924	$16,533
Jan 22	$17,004	$15,924
Feb 22	$16,144	$15,609
Mar 22	$16,008	$15,634
Apr 22	$14,681	$14,652
May 22	$14,575	$14,757
Jun 22	$12,991	$13,488
Jul 22	$13,665	$13,949
Aug 22	$12,631	$13,501
Sep 22	$11,299	$12,152
Oct 22	$12,051	$12,515
Nov 22	$13,822	$13,992
Dec 22	$13,512	$13,887
Jan 23	$15,029	$15,014
Feb 23	$14,444	$14,487
Mar 23	$14,855	$14,841
Apr 23	$15,171	$15,099
May 23	$14,444	$14,550
Jun 23	$15,282	$15,203
Jul 23	$15,803	$15,821
Aug 23	$15,234	$15,106
Sep 23	$14,318	$14,629
Oct 23	$13,733	$14,025
Nov 23	$15,234	$15,288
Dec 23	$16,082	$16,056
Jan 24	$15,700	$15,897
Feb 24	$15,923	$16,299
Mar 24	$16,624	$16,808
Apr 24	$15,923	$16,507
May 24	$16,624	$16,986
Jun 24	$16,401	$16,970
Jul 24	$16,597	$17,363
Aug 24	$17,011	$17,857
Sep 24	$16,947	$18,338
Oct 24	$16,118	$17,438
Nov 24	$16,469	$17,280
Dec 24	$16,142	$16,945
Jan 25	$16,895	$17,627
Feb 25	$17,216	$17,872
Mar 25	$16,286	$17,831
Apr 25	$16,479	$18,475
May 25	$17,184	$19,322
Jun 25	$17,360	$19,977
Jul 25	$16,676	$19,920
Aug 25	$17,286	$20,611
Sep 25	$17,928	$21,354
Oct 25	$18,136	$21,785
Nov 25	$18,136	$21,780
Dec 25	$18,649	$22,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	15.53%	2.49%	6.43%
MSCI ACWI ex USA Index (Net)...
	32.39	7.91	8.41

Key Fund statistics

Net Assets...
$73,933,392
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$462,293
Portfolio Turnover Rate...
116%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United Kingdom...
10.9%
France...
9.5
Japan...
9.2
Germany...
7.9
Netherlands...
7.6
Canada...
7.2
Taiwan...
7.0
China...
6.1
Sweden...
5.5
India...
5.1
OtherFootnote Reference(a)...
23.3
Short-Term Securities...
4.5
Liabilities in Excess of Other Assets...
(3.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International V.I. Fund

Class I Shares | IVVVI

Annual Shareholder Report — December 31, 2025

IVVVI-12/25-AR

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$82	0.77%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 11.80%.

  For the same period, the Fund's benchmark, the Russell 1000® Index returned 17.37% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Investment decisions in the information technology, healthcare and consumer discretionary sectors contributed to absolute performance. Holdings in the semiconductors & semiconductor equipment industry proved beneficial in technology, led by NVIDIA Corp. Positioning in pharmaceuticals was most additive in healthcare, with Eli Lilly & Co. making the strongest contribution. In consumer discretionary, positioning in the broadline retail industry contributed due in part to a position in Amazon.com, Inc.

What detracted from performance?

Positioning in the industrials, real estate, and consumer staples sectors detracted from absolute returns due in part to positions in Copart, Inc., CoStar Group, Inc., and Walmart, Inc., respectively.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 16	$9,426	$9,462	$9,442
Feb 16	$9,411	$9,459	$9,438
Mar 16	$10,052	$10,117	$10,074
Apr 16	$9,831	$10,172	$9,982
May 16	$10,059	$10,351	$10,176
Jun 16	$9,897	$10,374	$10,136
Jul 16	$10,374	$10,769	$10,615
Aug 16	$10,404	$10,783	$10,562
Sep 16	$10,426	$10,792	$10,600
Oct 16	$10,234	$10,582	$10,351
Nov 16	$10,632	$10,999	$10,577
Dec 16	$10,788	$11,205	$10,708
Jan 17	$11,128	$11,431	$11,068
Feb 17	$11,718	$11,873	$11,528
Mar 17	$11,799	$11,881	$11,662
Apr 17	$12,098	$12,006	$11,928
May 17	$12,332	$12,160	$12,238
Jun 17	$12,372	$12,244	$12,206
Jul 17	$12,893	$12,487	$12,531
Aug 17	$12,999	$12,526	$12,760
Sep 17	$13,007	$12,793	$12,926
Oct 17	$13,635	$13,086	$13,427
Nov 17	$13,872	$13,485	$13,835
Dec 17	$13,977	$13,636	$13,943
Jan 18	$15,470	$14,384	$14,930
Feb 18	$15,172	$13,856	$14,539
Mar 18	$14,825	$13,541	$14,140
Apr 18	$15,162	$13,587	$14,189
May 18	$15,807	$13,934	$14,811
Jun 18	$16,106	$14,024	$14,954
Jul 18	$16,251	$14,508	$15,393
Aug 18	$16,967	$15,008	$16,235
Sep 18	$17,065	$15,065	$16,325
Oct 18	$15,270	$13,999	$14,865
Nov 18	$15,721	$14,284	$15,023
Dec 18	$14,398	$12,983	$13,732
Jan 19	$15,890	$14,071	$14,966
Feb 19	$16,376	$14,548	$15,501
Mar 19	$16,874	$14,801	$15,943
Apr 19	$17,663	$15,399	$16,663
May 19	$16,895	$14,417	$15,610
Jun 19	$17,955	$15,430	$16,682
Jul 19	$18,096	$15,669	$17,059
Aug 19	$17,890	$15,382	$16,928
Sep 19	$17,413	$15,649	$16,930
Oct 19	$17,760	$15,980	$17,408
Nov 19	$18,661	$16,584	$18,180
Dec 19	$19,107	$17,063	$18,729
Jan 20	$20,055	$17,082	$19,147
Feb 20	$18,878	$15,686	$17,843
Mar 20	$17,077	$13,613	$16,088
Apr 20	$19,551	$15,412	$18,468
May 20	$21,136	$16,225	$19,708
Jun 20	$22,181	$16,584	$20,567
Jul 20	$23,637	$17,555	$22,149
Aug 20	$25,628	$18,843	$24,434
Sep 20	$24,779	$18,155	$23,285
Oct 20	$24,147	$17,717	$22,494
Nov 20	$26,248	$19,803	$24,797
Dec 20	$27,464	$20,640	$25,938
Jan 21	$26,751	$20,470	$25,746
Feb 21	$27,337	$21,064	$25,740
Mar 21	$27,210	$21,861	$26,182
Apr 21	$29,271	$23,037	$27,963
May 21	$28,699	$23,147	$27,577
Jun 21	$30,697	$23,727	$29,307
Jul 21	$31,724	$24,220	$30,273
Aug 21	$32,803	$24,921	$31,404
Sep 21	$30,894	$23,776	$29,646
Oct 21	$32,895	$25,426	$32,213
Nov 21	$32,382	$25,085	$32,410
Dec 21	$32,432	$26,101	$33,096
Jan 22	$28,478	$24,629	$30,255
Feb 22	$27,378	$23,953	$28,970
Mar 22	$27,973	$24,762	$30,103
Apr 22	$24,034	$22,554	$26,468
May 22	$23,573	$22,520	$25,853
Jun 22	$21,596	$20,634	$23,805
Jul 22	$24,453	$22,556	$26,662
Aug 22	$22,680	$21,690	$25,420
Sep 22	$20,275	$19,683	$22,949
Oct 22	$21,050	$21,261	$24,290
Nov 22	$22,047	$22,412	$25,397
Dec 22	$20,073	$21,108	$23,453
Jan 23	$22,402	$22,524	$25,407
Feb 23	$22,069	$21,988	$25,106
Mar 23	$23,875	$22,683	$26,822
Apr 23	$24,367	$22,964	$27,086
May 23	$25,761	$23,071	$28,321
Jun 23	$27,519	$24,629	$30,258
Jul 23	$28,115	$25,476	$31,277
Aug 23	$28,210	$25,031	$30,996
Sep 23	$26,530	$23,854	$29,310
Oct 23	$26,229	$23,278	$28,893
Nov 23	$29,494	$25,452	$32,043
Dec 23	$30,683	$26,708	$33,462
Jan 24	$31,860	$27,081	$34,296
Feb 24	$34,200	$28,543	$36,636
Mar 24	$34,877	$29,458	$37,281
Apr 24	$33,183	$28,205	$35,700
May 24	$35,167	$29,533	$37,837
Jun 24	$37,555	$30,510	$40,388
Jul 24	$36,511	$30,954	$39,701
Aug 24	$37,362	$31,688	$40,528
Sep 24	$38,081	$32,366	$41,677
Oct 24	$37,787	$32,139	$41,539
Nov 24	$40,109	$34,209	$44,233
Dec 24	$40,412	$33,255	$44,623
Jan 25	$41,213	$34,313	$45,506
Feb 25	$39,419	$33,713	$43,871
Mar 25	$35,955	$31,762	$40,175
Apr 25	$36,755	$31,573	$40,887
May 25	$40,481	$33,589	$44,505
Jun 25	$43,354	$35,290	$47,342
Jul 25	$44,364	$36,074	$49,129
Aug 25	$44,112	$36,833	$49,679
Sep 25	$45,877	$38,110	$52,318
Oct 25	$46,939	$38,932	$54,218
Nov 25	$45,552	$39,027	$53,236
Dec 25	$45,181	$39,030	$52,906

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	11.80%	10.47%	16.28%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Growth Index...
	18.56	15.32	18.13

Key Fund statistics

Net Assets...
$264,011,860
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$1,705,241
Portfolio Turnover Rate...
64%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Growth V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.7%
Communication Services...
13.2
Consumer Discretionary...
11.4
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

The Fund's Board approved certain changes to the Fund's investment strategies and process. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on May 1, 2025. Effective November 19, 2025, the Fund's Principal Investment Strategies were further updated to explain that the Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Annual Shareholder Report — December 31, 2025

LGGGI-12/25-AR

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$108	1.02%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 11.48%.

  For the same period, the Fund's benchmark, the Russell 1000® Index returned 17.37% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Investment decisions in the information technology, healthcare and consumer discretionary sectors contributed to absolute performance. Holdings in the semiconductors & semiconductor equipment industry proved beneficial in technology, led by NVIDIA Corp. Positioning in pharmaceuticals was most additive in healthcare, with Eli Lilly & Co. making the strongest contribution. In consumer discretionary, positioning in the broadline retail industry contributed due in part to a position in Amazon.com, Inc.

What detracted from performance?

Positioning in the industrials, real estate, and consumer staples sectors detracted from absolute returns due in part to positions in Copart, Inc., CoStar Group, Inc., and Walmart, Inc., respectively.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 16	$9,422	$9,462	$9,442
Feb 16	$9,407	$9,459	$9,438
Mar 16	$10,037	$10,117	$10,074
Apr 16	$9,822	$10,172	$9,982
May 16	$10,037	$10,351	$10,176
Jun 16	$9,874	$10,374	$10,136
Jul 16	$10,354	$10,769	$10,615
Aug 16	$10,377	$10,783	$10,562
Sep 16	$10,406	$10,792	$10,600
Oct 16	$10,206	$10,582	$10,351
Nov 16	$10,599	$10,999	$10,577
Dec 16	$10,755	$11,205	$10,708
Jan 17	$11,096	$11,431	$11,068
Feb 17	$11,672	$11,873	$11,528
Mar 17	$11,754	$11,881	$11,662
Apr 17	$12,046	$12,006	$11,928
May 17	$12,282	$12,160	$12,238
Jun 17	$12,314	$12,244	$12,206
Jul 17	$12,838	$12,487	$12,531
Aug 17	$12,936	$12,526	$12,760
Sep 17	$12,944	$12,793	$12,926
Oct 17	$13,559	$13,086	$13,427
Nov 17	$13,797	$13,485	$13,835
Dec 17	$13,898	$13,636	$13,943
Jan 18	$15,379	$14,384	$14,930
Feb 18	$15,088	$13,856	$14,539
Mar 18	$14,740	$13,541	$14,140
Apr 18	$15,069	$13,587	$14,189
May 18	$15,708	$13,934	$14,811
Jun 18	$15,998	$14,024	$14,954
Jul 18	$16,134	$14,508	$15,393
Aug 18	$16,844	$15,008	$16,235
Sep 18	$16,933	$15,065	$16,325
Oct 18	$15,148	$13,999	$14,865
Nov 18	$15,601	$14,284	$15,023
Dec 18	$14,282	$12,983	$13,732
Jan 19	$15,762	$14,071	$14,966
Feb 19	$16,240	$14,548	$15,501
Mar 19	$16,730	$14,801	$15,943
Apr 19	$17,513	$15,399	$16,663
May 19	$16,752	$14,417	$15,610
Jun 19	$17,796	$15,430	$16,682
Jul 19	$17,917	$15,669	$17,059
Aug 19	$17,720	$15,382	$16,928
Sep 19	$17,251	$15,649	$16,930
Oct 19	$17,589	$15,980	$17,408
Nov 19	$18,474	$16,584	$18,180
Dec 19	$18,900	$17,063	$18,729
Jan 20	$19,845	$17,082	$19,147
Feb 20	$18,670	$15,686	$17,843
Mar 20	$16,878	$13,613	$16,088
Apr 20	$19,336	$15,412	$18,468
May 20	$20,898	$16,225	$19,708
Jun 20	$21,915	$16,584	$20,567
Jul 20	$23,359	$17,555	$22,149
Aug 20	$25,318	$18,843	$24,434
Sep 20	$24,473	$18,155	$23,285
Oct 20	$23,849	$17,717	$22,494
Nov 20	$25,918	$19,803	$24,797
Dec 20	$27,108	$20,640	$25,938
Jan 21	$26,402	$20,470	$25,746
Feb 21	$26,967	$21,064	$25,740
Mar 21	$26,838	$21,861	$26,182
Apr 21	$28,868	$23,037	$27,963
May 21	$28,303	$23,147	$27,577
Jun 21	$30,256	$23,727	$29,307
Jul 21	$31,267	$24,220	$30,273
Aug 21	$32,331	$24,921	$31,404
Sep 21	$30,442	$23,776	$29,646
Oct 21	$32,397	$25,426	$32,213
Nov 21	$31,878	$25,085	$32,410
Dec 21	$31,928	$26,101	$33,096
Jan 22	$28,026	$24,629	$30,255
Feb 22	$26,941	$23,953	$28,970
Mar 22	$27,529	$24,762	$30,103
Apr 22	$23,641	$22,554	$26,468
May 22	$23,189	$22,520	$25,853
Jun 22	$21,245	$20,634	$23,805
Jul 22	$24,035	$22,556	$26,662
Aug 22	$22,299	$21,690	$25,420
Sep 22	$19,936	$19,683	$22,949
Oct 22	$20,691	$21,261	$24,290
Nov 22	$21,656	$22,412	$25,397
Dec 22	$19,715	$21,108	$23,453
Jan 23	$22,000	$22,524	$25,407
Feb 23	$21,662	$21,988	$25,106
Mar 23	$23,433	$22,683	$26,822
Apr 23	$23,916	$22,964	$27,086
May 23	$25,267	$23,071	$28,321
Jun 23	$26,990	$24,629	$30,258
Jul 23	$27,579	$25,476	$31,277
Aug 23	$27,659	$25,031	$30,996
Sep 23	$26,001	$23,854	$29,310
Oct 23	$25,695	$23,278	$28,893
Nov 23	$28,899	$25,452	$32,043
Dec 23	$30,059	$26,708	$33,462
Jan 24	$31,221	$27,081	$34,296
Feb 24	$33,496	$28,543	$36,636
Mar 24	$34,150	$29,458	$37,281
Apr 24	$32,481	$28,205	$35,700
May 24	$34,428	$29,533	$37,837
Jun 24	$36,752	$30,510	$40,388
Jul 24	$35,726	$30,954	$39,701
Aug 24	$36,556	$31,688	$40,528
Sep 24	$37,236	$32,366	$41,677
Oct 24	$36,937	$32,139	$41,539
Nov 24	$39,211	$34,209	$44,233
Dec 24	$39,494	$33,255	$44,623
Jan 25	$40,254	$34,313	$45,506
Feb 25	$38,505	$33,713	$43,871
Mar 25	$35,112	$31,762	$40,175
Apr 25	$35,890	$31,573	$40,887
May 25	$39,512	$33,589	$44,505
Jun 25	$42,322	$35,290	$47,342
Jul 25	$43,294	$36,074	$49,129
Aug 25	$43,037	$36,833	$49,679
Sep 25	$44,757	$38,110	$52,318
Oct 25	$45,782	$38,932	$54,218
Nov 25	$44,428	$39,027	$53,236
Dec 25	$44,029	$39,030	$52,906

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	11.48%	10.19%	15.98%
Russell 1000® Index...
	17.37	13.59	14.59
Russell 1000® Growth Index...
	18.56	15.32	18.13

Key Fund statistics

Net Assets...
$264,011,860
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$1,705,241
Portfolio Turnover Rate...
64%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Growth V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.7%
Communication Services...
13.2
Consumer Discretionary...
11.4
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

The Fund's Board approved certain changes to the Fund's investment strategies and process. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on May 1, 2025. Effective November 19, 2025, the Fund's Principal Investment Strategies were further updated to explain that the Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Annual Shareholder Report — December 31, 2025

LGIII-12/25-AR

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$61	0.59%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 5.98%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns in 2025.

Relative value equity positioning made the largest contribution to Fund performance. A short position in U.S. equities versus a long position in developed-market international equities in the first quarter contributed, as did a shift to a long in the U.S. versus a short in developed-market European stocks in the summer. An increase in directional long equity positioning following the post-Liberation Day sell-off also benefited the Fund, as stocks subsequently recovered after the Trump administration walked back many of its tariff measures.

Fixed-income positioning was also additive to returns. Relative value positioning—most notably, a short in German Bunds versus a long in U.K. Gilts in the first half of 2025—made the largest contribution. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, mainly due to a long in the Japanese Yen against a short in the U.S. Dollar during the second half of the year. In fixed income, relative value positioning in the emerging markets weighed on returns. A long in South Korea versus shorts in certain other markets detracted, as did a relative value short position in Brazil. In equities some fundamental measures with a preference for lower-volatility countries detracted in the risk-on environment of the fourth quarter.

The investment adviser uses derivatives as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments had a minimal impact on performance. The Fund did not hold private investments during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	MSCI All Country World Index (Net)	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Jan 16	$9,855	$9,397	$10,000	$10,202	$9,800
Feb 16	$9,801	$9,332	$10,003	$10,328	$9,826
Mar 16	$10,008	$10,024	$10,007	$10,382	$10,216
Apr 16	$9,977	$10,172	$10,010	$10,363	$10,282
May 16	$10,031	$10,185	$10,011	$10,426	$10,320
Jun 16	$9,954	$10,123	$10,015	$10,671	$10,410
Jul 16	$9,992	$10,559	$10,017	$10,709	$10,653
Aug 16	$10,046	$10,595	$10,019	$10,674	$10,653
Sep 16	$10,054	$10,660	$10,024	$10,668	$10,683
Oct 16	$10,084	$10,479	$10,027	$10,529	$10,523
Nov 16	$10,153	$10,558	$10,028	$10,354	$10,475
Dec 16	$10,171	$10,786	$10,033	$10,375	$10,599
Jan 17	$10,178	$11,081	$10,037	$10,297	$10,704
Feb 17	$10,194	$11,392	$10,041	$10,387	$10,901
Mar 17	$10,232	$11,532	$10,043	$10,375	$10,961
Apr 17	$10,317	$11,711	$10,050	$10,444	$11,083
May 17	$10,394	$11,970	$10,055	$10,498	$11,234
Jun 17	$10,425	$12,024	$10,063	$10,458	$11,238
Jul 17	$10,423	$12,360	$10,072	$10,480	$11,407
Aug 17	$10,392	$12,408	$10,081	$10,587	$11,487
Sep 17	$10,454	$12,647	$10,090	$10,520	$11,562
Oct 17	$10,570	$12,910	$10,099	$10,567	$11,708
Nov 17	$10,648	$13,160	$10,107	$10,593	$11,836
Dec 17	$10,677	$13,372	$10,119	$10,598	$11,933
Jan 18	$10,755	$14,127	$10,131	$10,525	$12,229
Feb 18	$10,692	$13,533	$10,140	$10,530	$11,975
Mar 18	$10,700	$13,244	$10,154	$10,660	$11,921
Apr 18	$10,747	$13,370	$10,168	$10,618	$11,954
May 18	$10,794	$13,387	$10,183	$10,640	$11,974
Jun 18	$10,801	$13,314	$10,200	$10,680	$11,964
Jul 18	$10,880	$13,716	$10,216	$10,656	$12,132
Aug 18	$10,748	$13,824	$10,235	$10,668	$12,186
Sep 18	$11,005	$13,884	$10,251	$10,620	$12,185
Oct 18	$10,927	$12,843	$10,268	$10,620	$11,729
Nov 18	$10,896	$13,031	$10,289	$10,693	$11,855
Dec 18	$10,786	$12,113	$10,308	$10,873	$11,537
Jan 19	$11,026	$13,070	$10,329	$10,970	$12,044
Feb 19	$10,922	$13,419	$10,347	$10,961	$12,200
Mar 19	$10,930	$13,588	$10,370	$11,170	$12,393
Apr 19	$10,906	$14,047	$10,390	$11,151	$12,592
May 19	$10,714	$13,214	$10,413	$11,352	$12,331
Jun 19	$10,826	$14,079	$10,436	$11,515	$12,824
Jul 19	$10,809	$14,120	$10,455	$11,605	$12,893
Aug 19	$10,624	$13,785	$10,477	$11,941	$12,926
Sep 19	$10,809	$14,075	$10,495	$11,869	$13,023
Oct 19	$11,018	$14,460	$10,515	$11,818	$13,174
Nov 19	$11,058	$14,813	$10,528	$11,770	$13,308
Dec 19	$11,005	$15,335	$10,543	$11,699	$13,502
Jan 20	$11,146	$15,166	$10,557	$11,963	$13,580
Feb 20	$11,030	$13,941	$10,573	$12,154	$13,140
Mar 20	$10,955	$12,059	$10,604	$12,163	$12,257
Apr 20	$10,822	$13,350	$10,605	$12,273	$12,969
May 20	$11,030	$13,931	$10,605	$12,257	$13,243
Jun 20	$10,988	$14,376	$10,606	$12,292	$13,474
Jul 20	$11,002	$15,137	$10,608	$12,415	$13,897
Aug 20	$11,027	$16,063	$10,609	$12,288	$14,252
Sep 20	$10,935	$15,545	$10,610	$12,381	$14,076
Oct 20	$11,027	$15,167	$10,612	$12,373	$13,900
Nov 20	$11,362	$17,037	$10,612	$12,396	$14,770
Dec 20	$11,398	$17,828	$10,614	$12,413	$15,123
Jan 21	$11,320	$17,747	$10,615	$12,321	$15,032
Feb 21	$11,105	$18,158	$10,616	$12,054	$15,043
Mar 21	$11,269	$18,643	$10,616	$12,031	$15,230
Apr 21	$11,441	$19,458	$10,617	$12,032	$15,564
May 21	$11,553	$19,761	$10,617	$12,054	$15,699
Jun 21	$11,407	$20,021	$10,616	$12,120	$15,845
Jul 21	$11,319	$20,159	$10,617	$12,302	$16,018
Aug 21	$11,406	$20,664	$10,617	$12,264	$16,194
Sep 21	$11,641	$19,810	$10,618	$12,118	$15,764
Oct 21	$11,111	$20,821	$10,618	$12,096	$16,151
Nov 21	$11,198	$20,320	$10,618	$12,240	$16,053
Dec 21	$11,476	$21,133	$10,619	$12,129	$16,301
Jan 22	$11,458	$20,095	$10,619	$11,949	$15,780
Feb 22	$11,241	$19,576	$10,620	$11,810	$15,485
Mar 22	$11,337	$20,000	$10,623	$11,547	$15,480
Apr 22	$11,476	$18,399	$10,625	$11,235	$14,651
May 22	$11,467	$18,420	$10,632	$11,159	$14,610
Jun 22	$11,259	$16,868	$10,635	$11,027	$13,908
Jul 22	$11,189	$18,046	$10,641	$11,286	$14,557
Aug 22	$11,502	$17,381	$10,659	$10,947	$14,071
Sep 22	$11,511	$15,717	$10,685	$10,604	$13,177
Oct 22	$11,702	$16,666	$10,702	$10,566	$13,551
Nov 22	$11,841	$17,958	$10,736	$10,793	$14,221
Dec 22	$12,188	$17,252	$10,775	$10,568	$13,794
Jan 23	$11,997	$18,488	$10,809	$10,807	$14,444
Feb 23	$12,127	$17,958	$10,844	$10,635	$14,122
Mar 23	$12,014	$18,512	$10,891	$10,922	$14,530
Apr 23	$12,171	$18,778	$10,925	$10,960	$14,660
May 23	$12,223	$18,577	$10,968	$10,911	$14,549
Jun 23	$12,475	$19,656	$11,018	$10,883	$14,952
Jul 23	$12,597	$20,375	$11,062	$10,849	$15,203
Aug 23	$12,623	$19,806	$11,112	$10,832	$14,978
Sep 23	$12,843	$18,987	$11,163	$10,629	$14,529
Oct 23	$12,764	$18,416	$11,213	$10,567	$14,267
Nov 23	$12,834	$20,116	$11,263	$10,902	$15,152
Dec 23	$12,578	$21,082	$11,316	$11,247	$15,756
Jan 24	$12,995	$21,206	$11,364	$11,210	$15,776
Feb 24	$13,318	$22,116	$11,410	$11,128	$16,057
Mar 24	$13,460	$22,810	$11,462	$11,213	$16,370
Apr 24	$13,422	$22,057	$11,511	$11,029	$15,966
May 24	$13,498	$22,953	$11,566	$11,092	$16,336
Jun 24	$13,536	$23,464	$11,613	$11,183	$16,584
Jul 24	$13,328	$23,843	$11,665	$11,400	$16,879
Aug 24	$13,470	$24,448	$11,721	$11,516	$17,180
Sep 24	$13,451	$25,016	$11,772	$11,641	$17,473
Oct 24	$13,641	$24,455	$11,817	$11,479	$17,155
Nov 24	$14,134	$25,369	$11,862	$11,617	$17,579
Dec 24	$14,086	$24,769	$11,910	$11,515	$17,293
Jan 25	$14,286	$25,600	$11,954	$11,545	$17,606
Feb 25	$14,296	$25,446	$11,992	$11,678	$17,654
Mar 25	$14,162	$24,441	$12,032	$11,617	$17,260
Apr 25	$14,058	$24,669	$12,073	$11,757	$17,444
May 25	$14,381	$26,087	$12,117	$11,689	$17,895
Jun 25	$14,543	$27,258	$12,157	$11,784	$18,370
Jul 25	$14,705	$27,628	$12,199	$11,752	$18,469
Aug 25	$15,086	$28,310	$12,247	$11,793	$18,729
Sep 25	$15,086	$29,336	$12,288	$11,871	$19,130
Oct 25	$14,810	$29,992	$12,330	$11,975	$19,428
Nov 25	$14,753	$29,989	$12,364	$11,997	$19,445
Dec 25	$14,928	$30,302	$12,407	$11,951	$19,510

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	5.98%	5.54%	4.09%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18
FTSE WGBI (hedged into USD)...
	3.79	(0.76)	1.80
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)...
	12.82	5.23	6.91

Key Fund statistics

Net Assets...
$148,789,444
Number of Portfolio Holdings...
922
Net Investment Advisory Fees...
$446,244
Portfolio Turnover Rate...
179%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.8%
Financials...
14.9
Industrials...
8.0
Communication Services...
6.7
Consumer Discretionary...
6.1
Health Care...
5.5
Consumer Staples...
4.1
Energy...
1.7
Materials...
1.4
Utilities...
1.3
Real Estate...
1.1
Short-Term Securities...
10.4
Other Assets Less Liabilities...
19.0
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Annual Shareholder Report — December 31, 2025

AMBLI-12/25-AR

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$87	0.84%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 5.72%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns in 2025.

Relative value equity positioning made the largest contribution to Fund performance. A short position in U.S. equities versus a long position in developed-market international equities in the first quarter contributed, as did a shift to a long in the U.S. versus a short in developed-market European stocks in the summer. An increase in directional long equity positioning following the post-Liberation Day sell-off also benefited the Fund, as stocks subsequently recovered after the Trump administration walked back many of its tariff measures.

Fixed-income positioning was also additive to returns. Relative value positioning—most notably, a short in German Bunds versus a long in U.K. Gilts in the first half of 2025—made the largest contribution. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, mainly due to a long in the Japanese Yen against a short in the U.S. Dollar during the second half of the year. In fixed income, relative value positioning in the emerging markets weighed on returns. A long in South Korea versus shorts in certain other markets detracted, as did a relative value short position in Brazil. In equities some fundamental measures with a preference for lower-volatility countries detracted in the risk-on environment of the fourth quarter.

The investment adviser uses derivatives as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments had a minimal impact on performance. The Fund did not hold private investments during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	MSCI All Country World Index (Net)	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Jan 16	$9,853	$9,397	$10,000	$10,202	$9,800
Feb 16	$9,797	$9,332	$10,003	$10,328	$9,826
Mar 16	$10,001	$10,024	$10,007	$10,382	$10,216
Apr 16	$9,969	$10,172	$10,010	$10,363	$10,282
May 16	$10,020	$10,185	$10,011	$10,426	$10,320
Jun 16	$9,942	$10,123	$10,015	$10,671	$10,410
Jul 16	$9,978	$10,559	$10,017	$10,709	$10,653
Aug 16	$10,029	$10,595	$10,019	$10,674	$10,653
Sep 16	$10,035	$10,660	$10,024	$10,668	$10,683
Oct 16	$10,063	$10,479	$10,027	$10,529	$10,523
Nov 16	$10,130	$10,558	$10,028	$10,354	$10,475
Dec 16	$10,145	$10,786	$10,033	$10,375	$10,599
Jan 17	$10,151	$11,081	$10,037	$10,297	$10,704
Feb 17	$10,164	$11,392	$10,041	$10,387	$10,901
Mar 17	$10,200	$11,532	$10,043	$10,375	$10,961
Apr 17	$10,283	$11,711	$10,050	$10,444	$11,083
May 17	$10,358	$11,970	$10,055	$10,498	$11,234
Jun 17	$10,386	$12,024	$10,063	$10,458	$11,238
Jul 17	$10,382	$12,360	$10,072	$10,480	$11,407
Aug 17	$10,349	$12,408	$10,081	$10,587	$11,487
Sep 17	$10,408	$12,647	$10,090	$10,520	$11,562
Oct 17	$10,522	$12,910	$10,099	$10,567	$11,708
Nov 17	$10,597	$13,160	$10,107	$10,593	$11,836
Dec 17	$10,624	$13,372	$10,119	$10,598	$11,933
Jan 18	$10,699	$14,127	$10,131	$10,525	$12,229
Feb 18	$10,636	$13,533	$10,140	$10,530	$11,975
Mar 18	$10,644	$13,244	$10,154	$10,660	$11,921
Apr 18	$10,690	$13,370	$10,168	$10,618	$11,954
May 18	$10,737	$13,387	$10,183	$10,640	$11,974
Jun 18	$10,737	$13,314	$10,200	$10,680	$11,964
Jul 18	$10,815	$13,716	$10,216	$10,656	$12,132
Aug 18	$10,676	$13,824	$10,235	$10,668	$12,186
Sep 18	$10,931	$13,884	$10,251	$10,620	$12,185
Oct 18	$10,854	$12,843	$10,268	$10,620	$11,729
Nov 18	$10,815	$13,031	$10,289	$10,693	$11,855
Dec 18	$10,701	$12,113	$10,308	$10,873	$11,537
Jan 19	$10,939	$13,070	$10,329	$10,970	$12,044
Feb 19	$10,836	$13,419	$10,347	$10,961	$12,200
Mar 19	$10,844	$13,588	$10,370	$11,170	$12,393
Apr 19	$10,812	$14,047	$10,390	$11,151	$12,592
May 19	$10,621	$13,214	$10,413	$11,352	$12,331
Jun 19	$10,732	$14,079	$10,436	$11,515	$12,824
Jul 19	$10,716	$14,120	$10,455	$11,605	$12,893
Aug 19	$10,524	$13,785	$10,477	$11,941	$12,926
Sep 19	$10,708	$14,075	$10,495	$11,869	$13,023
Oct 19	$10,915	$14,460	$10,515	$11,818	$13,174
Nov 19	$10,947	$14,813	$10,528	$11,770	$13,308
Dec 19	$10,898	$15,335	$10,543	$11,699	$13,502
Jan 20	$11,030	$15,166	$10,557	$11,963	$13,580
Feb 20	$10,923	$13,941	$10,573	$12,154	$13,140
Mar 20	$10,841	$12,059	$10,604	$12,163	$12,257
Apr 20	$10,709	$13,350	$10,605	$12,273	$12,969
May 20	$10,915	$13,931	$10,605	$12,257	$13,243
Jun 20	$10,866	$14,376	$10,606	$12,292	$13,474
Jul 20	$10,879	$15,137	$10,608	$12,415	$13,897
Aug 20	$10,904	$16,063	$10,609	$12,288	$14,252
Sep 20	$10,804	$15,545	$10,610	$12,381	$14,076
Oct 20	$10,895	$15,167	$10,612	$12,373	$13,900
Nov 20	$11,227	$17,037	$10,612	$12,396	$14,770
Dec 20	$11,252	$17,828	$10,614	$12,413	$15,123
Jan 21	$11,184	$17,747	$10,615	$12,321	$15,032
Feb 21	$10,971	$18,158	$10,616	$12,054	$15,043
Mar 21	$11,124	$18,643	$10,616	$12,031	$15,230
Apr 21	$11,295	$19,458	$10,617	$12,032	$15,564
May 21	$11,397	$19,761	$10,617	$12,054	$15,699
Jun 21	$11,252	$20,021	$10,616	$12,120	$15,845
Jul 21	$11,157	$20,159	$10,617	$12,302	$16,018
Aug 21	$11,243	$20,664	$10,617	$12,264	$16,194
Sep 21	$11,475	$19,810	$10,618	$12,118	$15,764
Oct 21	$10,951	$20,821	$10,618	$12,096	$16,151
Nov 21	$11,037	$20,320	$10,618	$12,240	$16,053
Dec 21	$11,312	$21,133	$10,619	$12,129	$16,301
Jan 22	$11,295	$20,095	$10,619	$11,949	$15,780
Feb 22	$11,072	$19,576	$10,620	$11,810	$15,485
Mar 22	$11,157	$20,000	$10,623	$11,547	$15,480
Apr 22	$11,295	$18,399	$10,625	$11,235	$14,651
May 22	$11,286	$18,420	$10,632	$11,159	$14,610
Jun 22	$11,080	$16,868	$10,635	$11,027	$13,908
Jul 22	$11,011	$18,046	$10,641	$11,286	$14,557
Aug 22	$11,312	$17,381	$10,659	$10,947	$14,071
Sep 22	$11,320	$15,717	$10,685	$10,604	$13,177
Oct 22	$11,501	$16,666	$10,702	$10,566	$13,551
Nov 22	$11,638	$17,958	$10,736	$10,793	$14,221
Dec 22	$11,981	$17,252	$10,775	$10,568	$13,794
Jan 23	$11,792	$18,488	$10,809	$10,807	$14,444
Feb 23	$11,913	$17,958	$10,844	$10,635	$14,122
Mar 23	$11,801	$18,512	$10,891	$10,922	$14,530
Apr 23	$11,956	$18,778	$10,925	$10,960	$14,660
May 23	$12,007	$18,577	$10,968	$10,911	$14,549
Jun 23	$12,239	$19,656	$11,018	$10,883	$14,952
Jul 23	$12,360	$20,375	$11,062	$10,849	$15,203
Aug 23	$12,386	$19,806	$11,112	$10,832	$14,978
Sep 23	$12,602	$18,987	$11,163	$10,629	$14,529
Oct 23	$12,524	$18,416	$11,213	$10,567	$14,267
Nov 23	$12,576	$20,116	$11,263	$10,902	$15,152
Dec 23	$12,327	$21,082	$11,316	$11,247	$15,756
Jan 24	$12,737	$21,206	$11,364	$11,210	$15,776
Feb 24	$13,045	$22,116	$11,410	$11,128	$16,057
Mar 24	$13,194	$22,810	$11,462	$11,213	$16,370
Apr 24	$13,148	$22,057	$11,511	$11,029	$15,966
May 24	$13,222	$22,953	$11,566	$11,092	$16,336
Jun 24	$13,250	$23,464	$11,613	$11,183	$16,584
Jul 24	$13,045	$23,843	$11,665	$11,400	$16,879
Aug 24	$13,185	$24,448	$11,721	$11,516	$17,180
Sep 24	$13,157	$25,016	$11,772	$11,641	$17,473
Oct 24	$13,353	$24,455	$11,817	$11,479	$17,155
Nov 24	$13,829	$25,369	$11,862	$11,617	$17,579
Dec 24	$13,774	$24,769	$11,910	$11,515	$17,293
Jan 25	$13,970	$25,600	$11,954	$11,545	$17,606
Feb 25	$13,980	$25,446	$11,992	$11,678	$17,654
Mar 25	$13,840	$24,441	$12,032	$11,617	$17,260
Apr 25	$13,737	$24,669	$12,073	$11,757	$17,444
May 25	$14,045	$26,087	$12,117	$11,689	$17,895
Jun 25	$14,204	$27,258	$12,157	$11,784	$18,370
Jul 25	$14,362	$27,628	$12,199	$11,752	$18,469
Aug 25	$14,726	$28,310	$12,247	$11,793	$18,729
Sep 25	$14,726	$29,336	$12,288	$11,871	$19,130
Oct 25	$14,456	$29,992	$12,330	$11,975	$19,428
Nov 25	$14,390	$29,989	$12,364	$11,997	$19,445
Dec 25	$14,563	$30,302	$12,407	$11,951	$19,510

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	5.72%	5.29%	3.83%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18
FTSE WGBI (hedged into USD)...
	3.79	(0.76)	1.80
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)...
	12.82	5.23	6.91

Key Fund statistics

Net Assets...
$148,789,444
Number of Portfolio Holdings...
922
Net Investment Advisory Fees...
$446,244
Portfolio Turnover Rate...
179%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Performance shown prior to the Class III Shares recommencement date of February 14, 2018 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.8%
Financials...
14.9
Industrials...
8.0
Communication Services...
6.7
Consumer Discretionary...
6.1
Health Care...
5.5
Consumer Staples...
4.1
Energy...
1.7
Materials...
1.4
Utilities...
1.3
Real Estate...
1.1
Short-Term Securities...
10.4
Other Assets Less Liabilities...
19.0
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Annual Shareholder Report — December 31, 2025

ABIII-12/25-AR

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$14	0.13%

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class I Shares returned 17.72%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	S&P 500® Index
Jan 16	$9,502	$9,504
Feb 16	$9,486	$9,491
Mar 16	$10,126	$10,135
Apr 16	$10,162	$10,174
May 16	$10,341	$10,357
Jun 16	$10,362	$10,384
Jul 16	$10,745	$10,766
Aug 16	$10,755	$10,782
Sep 16	$10,755	$10,784
Oct 16	$10,560	$10,587
Nov 16	$10,945	$10,979
Dec 16	$11,160	$11,196
Jan 17	$11,367	$11,408
Feb 17	$11,816	$11,861
Mar 17	$11,827	$11,875
Apr 17	$11,945	$11,997
May 17	$12,113	$12,166
Jun 17	$12,186	$12,242
Jul 17	$12,430	$12,494
Aug 17	$12,464	$12,532
Sep 17	$12,722	$12,790
Oct 17	$13,014	$13,089
Nov 17	$13,412	$13,490
Dec 17	$13,559	$13,640
Jan 18	$14,331	$14,421
Feb 18	$13,797	$13,890
Mar 18	$13,446	$13,537
Apr 18	$13,494	$13,589
May 18	$13,814	$13,916
Jun 18	$13,898	$14,002
Jul 18	$14,416	$14,523
Aug 18	$14,880	$14,996
Sep 18	$14,963	$15,081
Oct 18	$13,940	$14,050
Nov 18	$14,220	$14,337
Dec 18	$12,934	$13,042
Jan 19	$13,975	$14,087
Feb 19	$14,417	$14,540
Mar 19	$14,700	$14,822
Apr 19	$15,293	$15,422
May 19	$14,322	$14,442
Jun 19	$15,331	$15,460
Jul 19	$15,546	$15,682
Aug 19	$15,297	$15,434
Sep 19	$15,584	$15,723
Oct 19	$15,915	$16,063
Nov 19	$16,494	$16,646
Dec 19	$16,988	$17,149
Jan 20	$16,981	$17,142
Feb 20	$15,578	$15,731
Mar 20	$13,650	$13,788
Apr 20	$15,401	$15,555
May 20	$16,129	$16,296
Jun 20	$16,450	$16,620
Jul 20	$17,376	$17,558
Aug 20	$18,624	$18,820
Sep 20	$17,914	$18,105
Oct 20	$17,438	$17,623
Nov 20	$19,341	$19,552
Dec 20	$20,086	$20,304
Jan 21	$19,880	$20,099
Feb 21	$20,425	$20,653
Mar 21	$21,316	$21,558
Apr 21	$22,457	$22,708
May 21	$22,612	$22,867
Jun 21	$23,135	$23,401
Jul 21	$23,680	$23,956
Aug 21	$24,399	$24,685
Sep 21	$23,261	$23,537
Oct 21	$24,885	$25,186
Nov 21	$24,713	$25,011
Dec 21	$25,818	$26,132
Jan 22	$24,481	$24,780
Feb 22	$23,744	$24,038
Mar 22	$24,625	$24,931
Apr 22	$22,472	$22,757
May 22	$22,512	$22,798
Jun 22	$20,654	$20,916
Jul 22	$22,550	$22,845
Aug 22	$21,631	$21,913
Sep 22	$19,633	$19,895
Oct 22	$21,220	$21,506
Nov 22	$22,405	$22,708
Dec 22	$21,111	$21,399
Jan 23	$22,437	$22,744
Feb 23	$21,890	$22,189
Mar 23	$22,685	$23,004
Apr 23	$23,045	$23,363
May 23	$23,139	$23,464
Jun 23	$24,661	$25,015
Jul 23	$25,459	$25,818
Aug 23	$25,045	$25,407
Sep 23	$23,849	$24,196
Oct 23	$23,358	$23,687
Nov 23	$25,484	$25,850
Dec 23	$26,647	$27,025
Jan 24	$27,088	$27,479
Feb 24	$28,528	$28,946
Mar 24	$29,446	$29,878
Apr 24	$28,240	$28,657
May 24	$29,636	$30,078
Jun 24	$30,698	$31,157
Jul 24	$31,063	$31,537
Aug 24	$31,815	$32,302
Sep 24	$32,494	$32,992
Oct 24	$32,195	$32,692
Nov 24	$34,079	$34,611
Dec 24	$33,264	$33,786
Jan 25	$34,185	$34,727
Feb 25	$33,739	$34,274
Mar 25	$31,832	$32,343
Apr 25	$31,614	$32,124
May 25	$33,596	$34,146
Jun 25	$35,304	$35,882
Jul 25	$36,097	$36,687
Aug 25	$36,824	$37,431
Sep 25	$38,165	$38,797
Oct 25	$39,056	$39,706
Nov 25	$39,142	$39,803
Dec 25	$39,159	$39,827

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	17.72%	14.28%	14.63%
S&P 500® Index...
	17.88	14.42	14.82

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Standard & Poor's 500® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund's Principal Investment Strategies were revised to reflect this update.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Annual Shareholder Report — December 31, 2025

IDXVI-12/25-AR

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$31	0.29%

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class II Shares returned 17.53%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class II Shares	S&P 500® Index
Jan 16	$9,498	$9,504
Feb 16	$9,483	$9,491
Mar 16	$10,121	$10,135
Apr 16	$10,158	$10,174
May 16	$10,338	$10,357
Jun 16	$10,354	$10,384
Jul 16	$10,734	$10,766
Aug 16	$10,745	$10,782
Sep 16	$10,745	$10,784
Oct 16	$10,548	$10,587
Nov 16	$10,936	$10,979
Dec 16	$11,147	$11,196
Jan 17	$11,356	$11,408
Feb 17	$11,801	$11,861
Mar 17	$11,807	$11,875
Apr 17	$11,926	$11,997
May 17	$12,089	$12,166
Jun 17	$12,157	$12,242
Jul 17	$12,403	$12,494
Aug 17	$12,437	$12,532
Sep 17	$12,691	$12,790
Oct 17	$12,985	$13,089
Nov 17	$13,374	$13,490
Dec 17	$13,522	$13,640
Jan 18	$14,287	$14,421
Feb 18	$13,755	$13,890
Mar 18	$13,403	$13,537
Apr 18	$13,450	$13,589
May 18	$13,767	$13,916
Jun 18	$13,851	$14,002
Jul 18	$14,366	$14,523
Aug 18	$14,827	$14,996
Sep 18	$14,911	$15,081
Oct 18	$13,888	$14,050
Nov 18	$14,163	$14,337
Dec 18	$12,881	$13,042
Jan 19	$13,914	$14,087
Feb 19	$14,352	$14,540
Mar 19	$14,630	$14,822
Apr 19	$15,220	$15,422
May 19	$14,250	$14,442
Jun 19	$15,252	$15,460
Jul 19	$15,467	$15,682
Aug 19	$15,217	$15,434
Sep 19	$15,499	$15,723
Oct 19	$15,831	$16,063
Nov 19	$16,401	$16,646
Dec 19	$16,896	$17,149
Jan 20	$16,882	$17,142
Feb 20	$15,487	$15,731
Mar 20	$13,565	$13,788
Apr 20	$15,302	$15,555
May 20	$16,027	$16,296
Jun 20	$16,342	$16,620
Jul 20	$17,265	$17,558
Aug 20	$18,498	$18,820
Sep 20	$17,792	$18,105
Oct 20	$17,314	$17,623
Nov 20	$19,205	$19,552
Dec 20	$19,942	$20,304
Jan 21	$19,735	$20,099
Feb 21	$20,274	$20,653
Mar 21	$21,161	$21,558
Apr 21	$22,285	$22,708
May 21	$22,433	$22,867
Jun 21	$22,950	$23,401
Jul 21	$23,490	$23,956
Aug 21	$24,197	$24,685
Sep 21	$23,069	$23,537
Oct 21	$24,678	$25,186
Nov 21	$24,497	$25,011
Dec 21	$25,594	$26,132
Jan 22	$24,260	$24,780
Feb 22	$23,529	$24,038
Mar 22	$24,397	$24,931
Apr 22	$22,268	$22,757
May 22	$22,300	$22,798
Jun 22	$20,453	$20,916
Jul 22	$22,338	$22,845
Aug 22	$21,417	$21,913
Sep 22	$19,444	$19,895
Oct 22	$21,013	$21,506
Nov 22	$22,185	$22,708
Dec 22	$20,896	$21,399
Jan 23	$22,208	$22,744
Feb 23	$21,659	$22,189
Mar 23	$22,449	$23,004
Apr 23	$22,792	$23,363
May 23	$22,886	$23,464
Jun 23	$24,396	$25,015
Jul 23	$25,178	$25,818
Aug 23	$24,772	$25,407
Sep 23	$23,581	$24,196
Oct 23	$23,089	$23,687
Nov 23	$25,196	$25,850
Dec 23	$26,333	$27,025
Jan 24	$26,766	$27,479
Feb 24	$28,191	$28,946
Mar 24	$29,093	$29,878
Apr 24	$27,894	$28,657
May 24	$29,274	$30,078
Jun 24	$30,311	$31,157
Jul 24	$30,677	$31,537
Aug 24	$31,412	$32,302
Sep 24	$32,075	$32,992
Oct 24	$31,775	$32,692
Nov 24	$33,636	$34,611
Dec 24	$32,831	$33,786
Jan 25	$33,733	$34,727
Feb 25	$33,287	$34,274
Mar 25	$31,405	$32,343
Apr 25	$31,177	$32,124
May 25	$33,135	$34,146
Jun 25	$34,817	$35,882
Jul 25	$35,582	$36,687
Aug 25	$36,301	$37,431
Sep 25	$37,616	$38,797
Oct 25	$38,489	$39,706
Nov 25	$38,575	$39,803
Dec 25	$38,587	$39,827

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	17.53%	14.11%	14.46%
S&P 500® Index...
	17.88	14.42	14.82

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Standard & Poor's 500® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund's Principal Investment Strategies were revised to reflect this update.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Annual Shareholder Report — December 31, 2025

IXVII-12/25-AR

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$42	0.39%

How did the Fund perform last year?

For the reporting period ended December 31, 2025, the Fund's Class III Shares returned 17.42%.

For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	S&P 500® Index
Jan 16	$9,500	$9,504
Feb 16	$9,483	$9,491
Mar 16	$10,120	$10,135
Apr 16	$10,154	$10,174
May 16	$10,330	$10,357
Jun 16	$10,349	$10,384
Jul 16	$10,729	$10,766
Aug 16	$10,737	$10,782
Sep 16	$10,735	$10,784
Oct 16	$10,538	$10,587
Nov 16	$10,920	$10,979
Dec 16	$11,132	$11,196
Jan 17	$11,336	$11,408
Feb 17	$11,782	$11,861
Mar 17	$11,790	$11,875
Apr 17	$11,905	$11,997
May 17	$12,070	$12,166
Jun 17	$12,141	$12,242
Jul 17	$12,381	$12,494
Aug 17	$12,412	$12,532
Sep 17	$12,667	$12,790
Oct 17	$12,955	$13,089
Nov 17	$13,348	$13,490
Dec 17	$13,492	$13,640
Jan 18	$14,257	$14,421
Feb 18	$13,725	$13,890
Mar 18	$13,367	$13,537
Apr 18	$13,415	$13,589
May 18	$13,731	$13,916
Jun 18	$13,814	$14,002
Jul 18	$14,322	$14,523
Aug 18	$14,782	$14,996
Sep 18	$14,865	$15,081
Oct 18	$13,845	$14,050
Nov 18	$14,119	$14,337
Dec 18	$12,842	$13,042
Jan 19	$13,866	$14,087
Feb 19	$14,308	$14,540
Mar 19	$14,580	$14,822
Apr 19	$15,168	$15,422
May 19	$14,201	$14,442
Jun 19	$15,199	$15,460
Jul 19	$15,408	$15,682
Aug 19	$15,159	$15,434
Sep 19	$15,440	$15,723
Oct 19	$15,765	$16,063
Nov 19	$16,332	$16,646
Dec 19	$16,819	$17,149
Jan 20	$16,813	$17,142
Feb 20	$15,423	$15,731
Mar 20	$13,510	$13,788
Apr 20	$15,233	$15,555
May 20	$15,955	$16,296
Jun 20	$16,268	$16,620
Jul 20	$17,180	$17,558
Aug 20	$18,407	$18,820
Sep 20	$17,704	$18,105
Oct 20	$17,229	$17,623
Nov 20	$19,111	$19,552
Dec 20	$19,834	$20,304
Jan 21	$19,628	$20,099
Feb 21	$20,165	$20,653
Mar 21	$21,047	$21,558
Apr 21	$22,164	$22,708
May 21	$22,311	$22,867
Jun 21	$22,818	$23,401
Jul 21	$23,355	$23,956
Aug 21	$24,057	$24,685
Sep 21	$22,929	$23,537
Oct 21	$24,528	$25,186
Nov 21	$24,349	$25,011
Dec 21	$25,434	$26,132
Jan 22	$24,109	$24,780
Feb 22	$23,383	$24,038
Mar 22	$24,245	$24,931
Apr 22	$22,123	$22,757
May 22	$22,155	$22,798
Jun 22	$20,320	$20,916
Jul 22	$22,185	$22,845
Aug 22	$21,277	$21,913
Sep 22	$19,310	$19,895
Oct 22	$20,868	$21,506
Nov 22	$22,024	$22,708
Dec 22	$20,749	$21,399
Jan 23	$22,050	$22,744
Feb 23	$21,506	$22,189
Mar 23	$22,288	$23,004
Apr 23	$22,629	$23,363
May 23	$22,714	$23,464
Jun 23	$24,211	$25,015
Jul 23	$24,978	$25,818
Aug 23	$24,576	$25,407
Sep 23	$23,394	$24,196
Oct 23	$22,906	$23,687
Nov 23	$24,995	$25,850
Dec 23	$26,123	$27,025
Jan 24	$26,552	$27,479
Feb 24	$27,955	$28,946
Mar 24	$28,848	$29,878
Apr 24	$27,660	$28,657
May 24	$29,018	$30,078
Jun 24	$30,055	$31,157
Jul 24	$30,408	$31,537
Aug 24	$31,137	$32,302
Sep 24	$31,793	$32,992
Oct 24	$31,496	$32,692
Nov 24	$33,331	$34,611
Dec 24	$32,528	$33,786
Jan 25	$33,422	$34,727
Feb 25	$32,980	$34,274
Mar 25	$31,108	$32,343
Apr 25	$30,882	$32,124
May 25	$32,820	$34,146
Jun 25	$34,475	$35,882
Jul 25	$35,241	$36,687
Aug 25	$35,944	$37,431
Sep 25	$37,244	$38,797
Oct 25	$38,108	$39,706
Nov 25	$38,184	$39,803
Dec 25	$38,194	$39,827

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	17.42%	14.00%	14.34%
S&P 500® Index...
	17.88	14.42	14.82

Key Fund statistics

Net Assets...
$3,117,417,169
Number of Portfolio Holdings...
507
Net Investment Advisory Fees...
$2,039,073
Portfolio Turnover Rate...
4%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Performance shown prior to the Class III Shares recommencement date of February 14, 2018 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
34.0%
Financials...
13.2
Communication Services...
10.4
Consumer Discretionary...
10.3
Health Care...
9.5
Industrials...
8.0
Consumer Staples...
4.7
Energy...
2.8
Utilities...
2.2
Materials...
1.8
OtherFootnote Reference(b)...
2.8
Short-Term Securities...
0.7
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Standard & Poor's 500® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund's Principal Investment Strategies were revised to reflect this update.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Annual Shareholder Report — December 31, 2025

IVIII-12/25-AR

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$23	0.22%

How did the Fund perform during the period?

For the reporting period ended December 31, 2025, the Fund's Class I Shares (or the Fund) returned 12.65%.

For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class I Shares	Russell 3000® Index	Russell 2000® Index
Jan 16	$9,117	$9,436	$9,121
Feb 16	$9,117	$9,433	$9,120
Mar 16	$9,839	$10,097	$9,848
Apr 16	$9,992	$10,159	$10,003
May 16	$10,212	$10,341	$10,228
Jun 16	$10,212	$10,362	$10,222
Jul 16	$10,815	$10,774	$10,832
Aug 16	$11,002	$10,801	$11,023
Sep 16	$11,121	$10,818	$11,146
Oct 16	$10,594	$10,584	$10,616
Nov 16	$11,774	$11,058	$11,800
Dec 16	$12,096	$11,274	$12,131
Jan 17	$12,149	$11,486	$12,179
Feb 17	$12,380	$11,913	$12,414
Mar 17	$12,398	$11,921	$12,430
Apr 17	$12,531	$12,047	$12,566
May 17	$12,274	$12,171	$12,311
Jun 17	$12,699	$12,280	$12,736
Jul 17	$12,788	$12,512	$12,831
Aug 17	$12,628	$12,536	$12,668
Sep 17	$13,409	$12,842	$13,458
Oct 17	$13,525	$13,122	$13,573
Nov 17	$13,906	$13,521	$13,964
Dec 17	$13,855	$13,656	$13,908
Jan 18	$14,217	$14,375	$14,271
Feb 18	$13,665	$13,846	$13,718
Mar 18	$13,836	$13,568	$13,896
Apr 18	$13,951	$13,619	$14,016
May 18	$14,797	$14,004	$14,867
Jun 18	$14,902	$14,095	$14,973
Jul 18	$15,158	$14,563	$15,234
Aug 18	$15,805	$15,074	$15,891
Sep 18	$15,425	$15,099	$15,509
Oct 18	$13,752	$13,988	$13,824
Nov 18	$13,963	$14,268	$14,044
Dec 18	$12,297	$12,940	$12,376
Jan 19	$13,693	$14,051	$13,768
Feb 19	$14,398	$14,545	$14,484
Mar 19	$14,091	$14,757	$14,181
Apr 19	$14,577	$15,346	$14,662
May 19	$13,437	$14,353	$13,522
Jun 19	$14,385	$15,361	$14,478
Jul 19	$14,457	$15,590	$14,561
Aug 19	$13,751	$15,272	$13,842
Sep 19	$14,033	$15,540	$14,130
Oct 19	$14,406	$15,874	$14,502
Nov 19	$14,996	$16,478	$15,099
Dec 19	$15,421	$16,954	$15,535
Jan 20	$14,918	$16,935	$15,037
Feb 20	$13,667	$15,549	$13,771
Mar 20	$10,689	$13,410	$10,779
Apr 20	$12,157	$15,187	$12,259
May 20	$12,960	$15,999	$13,057
Jun 20	$13,408	$16,364	$13,519
Jul 20	$13,776	$17,294	$13,893
Aug 20	$14,555	$18,546	$14,676
Sep 20	$14,063	$17,871	$14,185
Oct 20	$14,363	$17,485	$14,482
Nov 20	$17,015	$19,613	$17,152
Dec 20	$18,480	$20,495	$18,636
Jan 21	$19,402	$20,404	$19,573
Feb 21	$20,609	$21,042	$20,793
Mar 21	$20,807	$21,796	$21,002
Apr 21	$21,247	$22,919	$21,443
May 21	$21,290	$23,024	$21,487
Jun 21	$21,687	$23,592	$21,904
Jul 21	$20,907	$23,991	$21,113
Aug 21	$21,366	$24,675	$21,585
Sep 21	$20,735	$23,568	$20,949
Oct 21	$21,609	$25,161	$21,840
Nov 21	$20,707	$24,778	$20,930
Dec 21	$21,173	$25,754	$21,397
Jan 22	$19,136	$24,239	$19,337
Feb 22	$19,330	$23,628	$19,544
Mar 22	$19,573	$24,395	$19,787
Apr 22	$17,633	$22,206	$17,826
May 22	$17,665	$22,176	$17,853
Jun 22	$16,195	$20,321	$16,385
Jul 22	$17,895	$22,227	$18,095
Aug 22	$17,535	$21,397	$17,725
Sep 22	$15,852	$19,413	$16,026
Oct 22	$17,584	$21,005	$17,790
Nov 22	$17,993	$22,102	$18,206
Dec 22	$16,840	$20,808	$17,024
Jan 23	$18,478	$22,241	$18,684
Feb 23	$18,160	$21,721	$18,368
Mar 23	$17,292	$22,302	$17,491
Apr 23	$16,991	$22,539	$17,176
May 23	$16,824	$22,627	$17,017
Jun 23	$18,194	$24,172	$18,401
Jul 23	$19,290	$25,039	$19,526
Aug 23	$18,319	$24,555	$18,549
Sep 23	$17,231	$23,386	$17,457
Oct 23	$16,059	$22,766	$16,267
Nov 23	$17,515	$24,888	$17,739
Dec 23	$19,653	$26,209	$19,906
Jan 24	$18,890	$26,499	$19,132
Feb 24	$19,948	$27,933	$20,214
Mar 24	$20,659	$28,835	$20,938
Apr 24	$19,202	$27,566	$19,464
May 24	$20,156	$28,868	$20,440
Jun 24	$19,983	$29,762	$20,251
Jul 24	$21,991	$30,315	$22,309
Aug 24	$21,660	$30,975	$21,976
Sep 24	$21,817	$31,616	$22,129
Oct 24	$21,486	$31,384	$21,810
Nov 24	$23,855	$33,471	$24,202
Dec 24	$21,877	$32,448	$22,203
Jan 25	$22,434	$33,473	$22,785
Feb 25	$21,245	$32,831	$21,567
Mar 25	$19,797	$30,916	$20,099
Apr 25	$19,332	$30,709	$19,634
May 25	$20,372	$32,655	$20,683
Jun 25	$21,468	$34,314	$21,807
Jul 25	$21,835	$35,070	$22,185
Aug 25	$23,399	$35,881	$23,770
Sep 25	$24,125	$37,120	$24,510
Oct 25	$24,553	$37,915	$24,953
Nov 25	$24,795	$38,019	$25,193
Dec 25	$24,643	$38,012	$25,047

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	12.65%	5.93%	9.44%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2000® Index...
	12.81	6.09	9.62

Key Fund statistics

Net Assets...
$359,802,342
Number of Portfolio Holdings...
1,961
Net Investment Advisory Fees...
$265,135
Portfolio Turnover Rate...
13%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
18.6%
Financials...
17.6
Industrials...
17.3
Information Technology...
14.7
Consumer Discretionary...
8.9
Real Estate...
5.6
Energy...
4.8
Materials...
4.4
Utilities...
3.0
Communication Services...
2.8
Consumer Staples...
1.8
Short-Term Securities...
10.6
Liabilities in Excess of Other Assets...
(10.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Annual Shareholder Report — December 31, 2025

BSIVX-12/25-AR

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$50	0.47%

How did the Fund perform during the period?

For the reporting period ended December 31, 2025, the Fund's Class III Shares (or the Fund) returned 12.37%.

For the same period, the Fund’s benchmark, the Russell 3000® Index returned 17.15% and the Russell 2000® Index returned 12.81%.

United States (“U.S.”) equities ended the first quarter 2025 in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025.

U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi year highs. Sentiment improved after the U.S. administration announced a 90 day pause on most proposed tariffs.

The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and artificial intelligence (“AI”) enthusiasm supported equity gains. While additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.

U.S. equities continued to advance through the third quarter. The FOMC maintained its data driven approach, holding rates steady in July, delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk management” cut.

Equity markets posted modest gains in the fourth quarter. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class III Shares	Russell 3000® Index	Russell 2000® Index
Jan 16	$9,115	$9,436	$9,121
Feb 16	$9,113	$9,433	$9,120
Mar 16	$9,833	$10,097	$9,848
Apr 16	$9,983	$10,159	$10,003
May 16	$10,202	$10,341	$10,228
Jun 16	$10,200	$10,362	$10,222
Jul 16	$10,799	$10,774	$10,832
Aug 16	$10,983	$10,801	$11,023
Sep 16	$11,100	$10,818	$11,146
Oct 16	$10,572	$10,584	$10,616
Nov 16	$11,747	$11,058	$11,800
Dec 16	$12,066	$11,274	$12,131
Jan 17	$12,116	$11,486	$12,179
Feb 17	$12,344	$11,913	$12,414
Mar 17	$12,359	$11,921	$12,430
Apr 17	$12,489	$12,047	$12,566
May 17	$12,230	$12,171	$12,311
Jun 17	$12,652	$12,280	$12,736
Jul 17	$12,738	$12,512	$12,831
Aug 17	$12,576	$12,536	$12,668
Sep 17	$13,351	$12,842	$13,458
Oct 17	$13,463	$13,122	$13,573
Nov 17	$13,840	$13,521	$13,964
Dec 17	$13,786	$13,656	$13,908
Jan 18	$14,143	$14,375	$14,271
Feb 18	$13,592	$13,846	$13,718
Mar 18	$13,759	$13,568	$13,896
Apr 18	$13,870	$13,619	$14,016
May 18	$14,708	$14,004	$14,867
Jun 18	$14,809	$14,095	$14,973
Jul 18	$15,061	$14,563	$15,234
Aug 18	$15,700	$15,074	$15,891
Sep 18	$15,319	$15,099	$15,509
Oct 18	$13,655	$13,988	$13,824
Nov 18	$13,862	$14,268	$14,044
Dec 18	$12,205	$12,940	$12,376
Jan 19	$13,588	$14,051	$13,768
Feb 19	$14,285	$14,545	$14,484
Mar 19	$13,977	$14,757	$14,181
Apr 19	$14,457	$15,346	$14,662
May 19	$13,323	$14,353	$13,522
Jun 19	$14,260	$15,361	$14,478
Jul 19	$14,328	$15,590	$14,561
Aug 19	$13,626	$15,272	$13,842
Sep 19	$13,903	$15,540	$14,130
Oct 19	$14,268	$15,874	$14,502
Nov 19	$14,850	$16,478	$15,099
Dec 19	$15,268	$16,954	$15,535
Jan 20	$14,766	$16,935	$15,037
Feb 20	$13,525	$15,549	$13,771
Mar 20	$10,575	$13,410	$10,779
Apr 20	$12,026	$15,187	$12,259
May 20	$12,817	$15,999	$13,057
Jun 20	$13,258	$16,364	$13,519
Jul 20	$13,619	$17,294	$13,893
Aug 20	$14,386	$18,546	$14,676
Sep 20	$13,897	$17,871	$14,185
Oct 20	$14,191	$17,485	$14,482
Nov 20	$16,807	$19,613	$17,152
Dec 20	$18,250	$20,495	$18,636
Jan 21	$19,157	$20,404	$19,573
Feb 21	$20,347	$21,042	$20,793
Mar 21	$20,529	$21,796	$21,002
Apr 21	$20,964	$22,919	$21,443
May 21	$20,992	$23,024	$21,487
Jun 21	$21,398	$23,592	$21,904
Jul 21	$20,614	$23,991	$21,113
Aug 21	$21,066	$24,675	$21,585
Sep 21	$20,444	$23,568	$20,949
Oct 21	$21,307	$25,161	$21,840
Nov 21	$20,402	$24,778	$20,930
Dec 21	$20,850	$25,754	$21,397
Jan 22	$18,840	$24,239	$19,337
Feb 22	$19,048	$23,628	$19,544
Mar 22	$19,271	$24,395	$19,787
Apr 22	$17,357	$22,206	$17,826
May 22	$17,389	$22,176	$17,853
Jun 22	$15,953	$20,321	$16,385
Jul 22	$17,615	$22,227	$18,095
Aug 22	$17,244	$21,397	$17,725
Sep 22	$15,583	$19,413	$16,026
Oct 22	$17,293	$21,005	$17,790
Nov 22	$17,696	$22,102	$18,206
Dec 22	$16,549	$20,808	$17,024
Jan 23	$18,163	$22,241	$18,684
Feb 23	$17,850	$21,721	$18,368
Mar 23	$16,994	$22,302	$17,491
Apr 23	$16,681	$22,539	$17,176
May 23	$16,516	$22,627	$17,017
Jun 23	$17,850	$24,172	$18,401
Jul 23	$18,931	$25,039	$19,526
Aug 23	$17,974	$24,555	$18,549
Sep 23	$16,918	$23,386	$17,457
Oct 23	$15,746	$22,766	$16,267
Nov 23	$17,182	$24,888	$17,739
Dec 23	$19,268	$26,209	$19,906
Jan 24	$18,517	$26,499	$19,132
Feb 24	$19,558	$27,933	$20,214
Mar 24	$20,241	$28,835	$20,938
Apr 24	$18,807	$27,566	$19,464
May 24	$19,746	$28,868	$20,440
Jun 24	$19,558	$29,762	$20,251
Jul 24	$21,534	$30,315	$22,309
Aug 24	$21,208	$30,975	$21,976
Sep 24	$21,345	$31,616	$22,129
Oct 24	$21,037	$31,384	$21,810
Nov 24	$23,334	$33,471	$24,202
Dec 24	$21,400	$32,448	$22,203
Jan 25	$21,948	$33,473	$22,785
Feb 25	$20,762	$32,831	$21,567
Mar 25	$19,357	$30,916	$20,099
Apr 25	$18,901	$30,709	$19,634
May 25	$19,904	$32,655	$20,683
Jun 25	$20,981	$34,314	$21,807
Jul 25	$21,323	$35,070	$22,185
Aug 25	$22,841	$35,881	$23,770
Sep 25	$23,554	$37,120	$24,510
Oct 25	$23,975	$37,915	$24,953
Nov 25	$24,194	$38,019	$25,193
Dec 25	$24,047	$38,012	$25,047

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	12.37%	5.67%	9.17%
Russell 3000® Index...
	17.15	13.15	14.29
Russell 2000® Index...
	12.81	6.09	9.62

Key Fund statistics

Net Assets...
$359,802,342
Number of Portfolio Holdings...
1,961
Net Investment Advisory Fees...
$265,135
Portfolio Turnover Rate...
13%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Performance shown prior to the Class III Shares commencement date of February 9, 2021 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
18.6%
Financials...
17.6
Industrials...
17.3
Information Technology...
14.7
Consumer Discretionary...
8.9
Real Estate...
5.6
Energy...
4.8
Materials...
4.4
Utilities...
3.0
Communication Services...
2.8
Consumer Staples...
1.8
Short-Term Securities...
10.6
Liabilities in Excess of Other Assets...
(10.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Annual Shareholder Report — December 31, 2025

BSIYX-12/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$20,910	$20,808	$0	$0	$14,000	$14,040	$388	$0
BlackRock Advantage Large Cap Core V.I. Fund	$31,058	$30,906	$0	$0	$13,200	$13,208	$388	$0
BlackRock Advantage Large Cap Value V.I. Fund	$22,550	$22,440	$0	$0	$13,200	$13,208	$388	$0
BlackRock Advantage SMID Cap V.I. Fund	$27,880	$27,744	$0	$0	$13,200	$13,208	$388	$0
BlackRock Basic Value V.I. Fund	$31,365	$31,212	$0	$0	$13,200	$13,208	$388	$0
BlackRock Capital Appreciation V.I. Fund	$25,215	$25,092	$0	$0	$13,200	$13,208	$388	$0
BlackRock Equity Dividend V.I. Fund	$20,090	$19,992	$0	$0	$13,200	$13,208	$388	$0
BlackRock Global Allocation V.I. Fund	$52,583	$52,326	$0	$0	$24,800	$24,800	$388	$0
BlackRock Government Money Market V.I. Fund	$27,163	$27,030	$0	$0	$9,900	$9,880	$388	$0
BlackRock International Index V.I. Fund	$35,670	$35,496	$0	$0	$14,200	$14,248	$388	$0
BlackRock International V.I. Fund	$30,853	$30,702	$0	$0	$14,200	$14,248	$388	$0
BlackRock Large Cap Focus Growth V.I. Fund	$22,550	$22,440	$0	$0	$13,200	$13,208	$388	$0
BlackRock Managed Volatility V.I. Fund	$35,465	$35,292	$0	$0	$24,800	$24,800	$388	$0
BlackRock S&P 500 Index V.I. Fund	$31,058	$30,906	$0	$0	$13,200	$13,200	$388	$0
BlackRock Small Cap Index V.I. Fund	$32,595	$32,436	$0	$0	$13,200	$13,208	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$14,388	$14,040
BlackRock Advantage Large Cap Core V.I. Fund	$13,588	$13,208
BlackRock Advantage Large Cap Value V.I. Fund	$13,588	$13,208
BlackRock Advantage SMID Cap V.I. Fund	$13,588	$13,208
BlackRock Basic Value V.I. Fund	$13,588	$13,208
BlackRock Capital Appreciation V.I. Fund	$13,588	$13,208
BlackRock Equity Dividend V.I. Fund	$13,588	$13,208
BlackRock Global Allocation V.I. Fund	$25,188	$24,800
BlackRock Government Money Market V.I. Fund	$10,288	$9,880
BlackRock International Index V.I. Fund	$14,588	$14,248
BlackRock International V.I. Fund	$14,588	$14,248
BlackRock Large Cap Focus Growth V.I. Fund	$13,588	$13,208
BlackRock Managed Volatility V.I. Fund	$25,188	$24,800
BlackRock S&P 500 Index V.I. Fund	$13,588	$13,200
BlackRock Small Cap Index V.I. Fund	$13,588	$13,208

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 64.3%
iShares Core MSCI Emerging Markets ETF .. 737,851 $ 49,598,344
iShares Core S&P 500 ETF ............. 119,941 82,152,389
iShares MSCI EAFE Value ETF
(b)
......... 575,201 41,075,103
iShares MSCI Global Gold Miners ETF
(b)
.... 118,081 8,695,485
iShares MSCI USA Momentum Factor ETF
(b)
. 184,669 46,224,497
iShares MSCI USA Quality Factor ETF ..... 323,139 64,181,868
iShares S&P 100 ETF
(b)
............... 156,932 53,822,968
iShares S&P 500 Growth ETF
(b)
.......... 455,744 56,175,006
iShares S&P 500 Value ETF ............ 311,246 66,005,939
iShares U.S. Aerospace & Defense ETF
(b)
... 36,123 7,755,247
iShares U.S. Technology ETF
(b)
.......... 140,440 28,043,059
503,729,905
Fixed-Income Funds — 35.6%
iShares 10-20 Year Treasury Bond ETF
(b)
.... 375,070 38,133,367
iShares Core International Aggregate Bond
ETF
(b)
.......................... 455,792 22,794,158
iShares Core Universal USD Bond ETF
(b)
.... 3,604,819 167,768,276
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 118,010 11,362,003
iShares MBS ETF ................... 405,081 38,571,813
278,629,617
Total Long-Term Investments — 99.9%
(Cost: $ 697,869,758 ) ................................ 782,359,522
Security Shares Value
Short-Term Securities
Money Market Funds — 14 .0%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d)
................... 108,266,798 $ 108,320,931
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,790,234 1,790,234
Total Short-Term Securities — 14 .0%
(Cost: $ 110,111,165 ) .............................. 110,111,165
Total Investments — 113 .9%
(Cost: $ 807,980,923 ) .............................. 892,470,687
Liabilities in Excess of Other Assets — (13.9) % ............ (108,710,497)
Net Assets — 100.0% ............................... $ 783,760,190
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,259,653 $ — $ (147,943,971)
(a)
$ (15,289) $ 20,538 $ 108,320,931 108,266,798 $ 636,609
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,126,765 663,469
(a)
— — — 1,790,234 1,790,234 62,399 —
iShares 10-20 Year Treasury
Bond ETF ............ — 39,123,206 (658,286) (4,631) (326,922) 38,133,367 375,070 1,093,618 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 13,986,598 412,755 (15,056,285) (1,116,944) 1,773,876 — — 50,685 —
iShares Core International
Aggregate Bond ETF .... — 23,405,628 (316,016) 4,986 (300,440) 22,794,158 455,792 676,548 —
iShares Core MSCI Emerging
Markets ETF .......... 9,169,362 34,192,215 (749,773) 132,390 6,854,150 49,598,344 737,851 1,215,171 —
iShares Core S&P 500 ETF .. 97,185,770 19,905,938 (45,536,551) 11,847,853 (1,250,621) 82,152,389 119,941 943,319 —
iShares Core Universal USD
Bond ETF ............ 161,188,895 35,997,983 (34,339,919) (1,621,115) 6,542,432 167,768,276 3,604,819 7,207,443 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 6,464,482 4,437,156 (256,764) 16,557 700,572 11,362,003 118,010 509,108 —
iShares MBS ETF ........ 35,769,044 7,947,075 (6,508,211) 348,400 1,015,505 38,571,813 405,081 1,480,059 —
iShares MSCI EAFE Growth
ETF
(c)
.............. 34,405,345 2,528,960 (41,487,907) 3,839,422 714,180 — — 204,943 —
iShares MSCI EAFE Value ETF 34,530,874 21,173,621 (27,013,625) 6,368,234 6,015,999 41,075,103 575,201 1,953,315 —
iShares MSCI Emerging
Markets ex China ETF
(c)
.. 16,152,474 1,004,647 (18,306,045) 1,037,440 111,484 — — — —
iShares MSCI Global Gold
Miners ETF .......... — 7,731,100 (24,985) 1,280 988,090 8,695,485 118,081 44,006 —
iShares MSCI USA Momentum
Factor ETF ........... 26,183,243 14,828,104 (854,402) 156,745 5,910,807 46,224,497 184,669 337,087 —
iShares MSCI USA Quality
Factor ETF ........... 66,016,749 22,494,744 (32,524,791) 8,016,285 178,881 64,181,868 323,139 758,540 —
iShares S&P 100 ETF ...... — 49,794,027 (663,836) 66,252 4,626,525 53,822,968 156,932 248,750 —
iShares S&P 500 Growth ETF 50,312,278 7,390,977 (11,533,515) 2,534,425 7,470,841 56,175,006 455,744 230,404 —
iShares S&P 500 Value ETF . 26,636,350 35,833,691 (1,098,207) 110,705 4,523,400 66,005,939 311,246 789,383 —
iShares U.S. Aerospace &
Defense ETF ......... — 7,385,312 (69,671) 2,343 437,263 7,755,247 36,123 — —
iShares U.S. Infrastructure
ETF
(c)
.............. 6,225,264 143,478 (6,341,614) 1,101,061 (1,128,189) — — — —
iShares U.S. Technology ETF 15,948,491 8,377,499 (1,925,458) 1,156,043 4,486,484 28,043,059 140,440 35,821 —
$ 33,982,442 $ 49,364,855 $ 892,470,687 $ 18,477,208 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 782,359,522 $ — $ — $ 782,359,522
Short-Term Securities
Money Market Funds ...................................... 110,111,165 — — 110,111,165
$ 892,470,687 $ — $ — $ 892,470,687

Statement of Assets and Liabilities
December 31, 2025
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 892,470,687
Receivables: –
Securities lending income — affiliated ...................................................................................... 55,125
Capital shares sold ................................................................................................... 800,649
Dividends — affiliated ................................................................................................. 5,386
Prepaid e xpenses ..................................................................................................... 536
Total a ssets .........................................................................................................
893,332,383
LIABILITIES
Collateral on securities loaned ............................................................................................. 108,396,298
Payables: –
Investments purchased ................................................................................................ 203,459
Capital shares redeemed ............................................................................................... 298,261
Distribution fees ..................................................................................................... 40,750
Interest expense .................................................................................................... 540
Investment advisory fees .............................................................................................. 98,943
Directors' and Officer's fees ............................................................................................. 114
Printing and postage fees .............................................................................................. 73,844
Professional fees .................................................................................................... 26,521
Transfer agent fees .................................................................................................. 414,074
Other accrued expenses ............................................................................................... 19,389
Total li abilities ........................................................................................................
109,572,193
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 783,760,190
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 693,370,836
Accumulated earnings .................................................................................................. 90,389,354
NET ASSETS ........................................................................................................
$ 783,760,190
(a)
  Investments, at cost — affiliated ................................................................................... $ 807,980,923
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 105,494,467

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 578,355,003
Shares outstanding ...................................................................................................
38,924,643
Net asset value .....................................................................................................
$ 14.86
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 205,405,187
Shares outstanding ...................................................................................................
13,959,267
Net asset value .....................................................................................................
$ 14.71
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 17,840,599
Interest — unaffiliated ................................................................................................. 5,644
Securities lending income — affiliated — net ................................................................................. 636,609
Total investment income .................................................................................................
18,482,852
EXPENSES
Transfer agent — class specific .......................................................................................... 1,401,002
Investment advisory .................................................................................................. 1,022,332
Distribution — class specific ............................................................................................ 409,498
Professional ....................................................................................................... 107,173
Accounting services .................................................................................................. 64,269
Printing and postage ................................................................................................. 52,948
Directors and Officer ................................................................................................. 11,608
Custodian ......................................................................................................... 11,381
Transfer agent ...................................................................................................... 5,240
Miscellaneous ...................................................................................................... 7,754
Total expenses excluding interest expense .....................................................................................
3,093,205
Interest expense .................................................................................................... 2,168
Total expenses .......................................................................................................
3,095,373
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (12,426)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,376,248)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,706,699
Net investment income ..................................................................................................
16,776,153
REALIZED AND UNREALIZED GAIN (LOSS) $ 83,347,297
Net realized gain from investments - affiliated ................................................................................. 33,982,442
Net change in unrealized appreciation on investments - affiliated .................................................................... 49,364,855
Net realized and unrealized gain ...........................................................................................
83,347,297
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 100,123,450

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 16,776,153  $ 12,590,166
Net realized gain .................................................................................. 33,982,442  41,855,246
Net change in unrealized appreciation (depreciation) .......................................................... 49,364,855  1,278,744
Net increase in net assets resulting from operations ............................................................. 100,123,450  55,724,156
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (34,234,574) (36,418,297)
Class III ....................................................................................... (11,736,654) (10,152,880)
Decrease in net assets resulting from distributions to shareholders ................................................... (45,971,228) (46,571,177)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 127,951,814  122,739,463
NET ASSETS
Total increase in net assets ............................................................................. 182,104,036  131,892,442
Beginning of year .................................................................................... 601,656,154  469,763,712
End of year ........................................................................................
$ 783,760,190  $ 601,656,154
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 13.65  $ 13.25  $ 11.69  $ 14.03  $ 13.72
Net investment income
(a)
....................................
0 .36  0 .34  0 .31  0 .29  0 .31
Net realized and unrealized gain (loss) ...........................
1 .78  1 .21  1 .52  ( 2 .37 ) 1 .33
Net increase (decrease) from investment operations ................... 2.14  1.55  1.83  (2.08) 1.64
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .36 ) ( 0 .33 ) ( 0 .27 ) ( 0 .26 ) ( 0 .28 )
From net realized gain ...................................... ( 0 .57 ) ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 )
Return of capital .......................................... —  —  ( 0 .00 )
(c)
—  —
Total distributions ........................................... (0.93) (1.15) (0.27) (0.26) (1.33)
Net asset value, end of year .................................. $ 14.86  $ 13.65  $ 13.25  $ 11.69  $ 14.03
Total Return
(d)
Based on net asset value ..................................... 15.68% 11.64% 15.62% (14.82)% 11.99%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.39% 0.40% 0.39% 0.41% 0.46%
Total expenses after fees waived and/or reimbursed ...................
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................................
2.51% 2.39% 2.48% 2.32% 2.10%
Supplemental Data
Net assets, end of year (000) ................................... $ 578,355  $ 469,136  $ 389,689  $ 322,847  $ 338,569
Portfolio turnover rate ........................................ 36% 50% 62% 57% 62%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
10
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 13.53  $ 13.15  $ 11.61  $ 13.94  $ 13.65
Net investment income
(a)
....................................
0 .33  0 .32  0 .28  0 .26  0 .30
Net realized and unrealized gain (loss) ...........................
1 .75  1 .18  1 .50  ( 2 .36 ) 1 .30
Net increase (decrease) from investment operations ................... 2.08  1.50  1.78  (2.10) 1.60
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .33 ) ( 0 .30 ) ( 0 .24 ) ( 0 .23 ) ( 0 .26 )
From net realized gain ...................................... ( 0 .57 ) ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 )
Return of capital .......................................... —  —  ( 0 .00 )
(c)
—  —
Total distributions ........................................... (0.90) (1.12) (0.24) (0.23) (1.31)
Net asset value, end of year .................................. $ 14.71  $ 13.53  $ 13.15  $ 11.61  $ 13.94
Total Return
(d)
Based on net asset value ..................................... 15.37% 11.36% 15.32% (15.04)% 11.70%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.65% 0.66% 0.65% 0.63% 0.71%
Total expenses after fees waived and/or reimbursed ...................
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................................
2.31% 2.22% 2.29% 2.14% 2.05%
Supplemental Data
Net assets, end of year (000) ................................... $ 205,405  $ 132,520  $ 80,075  $ 54,112  $ 44,504
Portfolio turnover rate ........................................ 36% 50% 62% 57% 62%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
12
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $409,498.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 1,122 .
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 6,198,204 $ (6,198,204) $ — $ —
Citigroup Global Markets, Inc. ........................ 18,339,240 (18,339,240) — —
Goldman Sachs & Co. LLC .......................... 56,348,891 (56,348,891) — —
J.P. Morgan Securities LLC .......................... 15,660,121 (15,660,121) — —
Jefferies LLC .................................... 480,158 (480,158) — —
SG Americas Securities LLC ......................... 1,184,043 (1,184,043) — —
TD Securities (USA) LLC ........................... 3,754,439 (3,754,439) — —
UBS Securities LLC ............................... 3,529,371 (3,529,371) — —
$ 105,494,467 $ (105,494,467) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 1,057,164 $ 343,838 $ 1,401,002

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $11,304, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $133,426 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0 .19% 0 .44%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,038,575
Class III ...................................................................................................... 337,673
$ 1,376,248

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $344,108,113 and $245,265,858, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 12,835,384
Sales ................................................................................................................... 173,836
Net Realized Gain .......................................................................................................... 27,466
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock 60/40 Target Allocation ETF V.I. Fund
Ordinary income ...................................................................................... $ 17,715,167 $ 16,463,609
Long-term capital gains ................................................................................. 28,256,061 30,107,568
$ 45,971,228 $ 46,571,177
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock 60/40 Target Allocation ETF V.I. Fund ..................................... $ 283,306 $ 6,280,731 $ 83,825,317 $ 90,389,354
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 808,645,370 $ 86,054,546 $ (2,229,229) $ 83,825,317

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
5,113,536 $ 74,232,772 4,917,555 $ 70,636,129
Shares issued in reinvestment of distributions ........................
2,287,754 34,234,574 2,648,604 36,418,297
Shares redeemed .........................................
(2,855,298) (41,393,364) (2,607,440) (36,912,527)
4,545,992 $ 67,073,982 4,958,719 $ 70,141,899
Class III
Shares sold .............................................
5,177,114 $ 75,224,447 3,566,207 $ 51,002,687
Shares issued in reinvestment of distributions ........................
792,109 11,736,654 744,892 10,152,880
Shares redeemed .........................................
(1,805,118) (26,083,269) (605,987) (8,558,003)
4,164,105 $ 60,877,832 3,705,112 $ 52,597,564
8,710,097 $ 127,951,814 8,663,831 $ 122,739,463

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
18
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the
“financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
Currency Abbreviation
USD United States Dollar

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
GE Aerospace ....................... 3,419 $ 1,053,155
General Dynamics Corp. ................ 1,947 655,477
HEICO Corp. ....................... 96 31,065
HEICO Corp. , Class A .................. 2,150 542,724
Lockheed Martin Corp. ................. 1,474 712,930
RTX Corp. ......................... 8,246 1,512,316
4,507,667
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 22,174 999,160
Automobiles — 1.8%
General Motors Co. ................... 363 29,519
Tesla, Inc.
(a)
......................... 8,293 3,729,528
3,759,047
Banks — 3.8%
Bank of America Corp. ................. 50,326 2,767,930
Citigroup, Inc. ....................... 10,943 1,276,939
Huntington Bancshares, Inc. ............. 51,613 895,486
JPMorgan Chase & Co. ................ 7,318 2,358,006
KeyCorp ........................... 8,780 181,219
US Bancorp ........................ 6,281 335,154
Wells Fargo & Co. .................... 1,146 106,807
7,921,541
Beverages — 0.3%
Coca-Cola Co. (The) .................. 5,067 354,234
Monster Beverage Corp.
(a)
............... 4,654 356,822
711,056
Biotechnology — 2.1%
AbbVie, Inc. ........................ 6,278 1,434,460
Alnylam Pharmaceuticals, Inc.
(a)
........... 104 41,356
Amgen, Inc. ........................ 1,957 640,546
Exelixis, Inc.
(a)
....................... 3,983 174,575
Gilead Sciences, Inc. .................. 2,840 348,582
Moderna, Inc.
(a)
...................... 6,582 194,103
Natera, Inc.
(a)
....................... 2,817 645,346
Regeneron Pharmaceuticals, Inc. .......... 559 431,475
TG Therapeutics, Inc.
(a)
................. 774 23,073
United Therapeutics Corp.
(a)
.............. 800 389,800
Viking Therapeutics, Inc.
(a) (b)
.............. 943 33,175
4,356,491
Broadline Retail — 4.7%
(a)
Amazon.com, Inc. .................... 39,716 9,167,247
Etsy, Inc. .......................... 788 43,687
MercadoLibre, Inc. .................... 277 557,950
9,768,884
Building Products — 0.4%
Owens Corning ...................... 1,771 198,193
Trane Technologies plc ................. 1,445 562,394
760,587
Capital Markets — 3.8%
Ameriprise Financial, Inc. ............... 314 153,967
Charles Schwab Corp. (The) ............. 28,984 2,895,791
CME Group, Inc. , Class A ............... 1,778 485,536
FactSet Research Systems, Inc. ........... 101 29,309
Interactive Brokers Group, Inc. , Class A ...... 3,376 217,111
Intercontinental Exchange, Inc. ........... 7,150 1,158,014
Moody's Corp. ....................... 201 102,681
Morgan Stanley ...................... 9,451 1,677,836
Nasdaq, Inc. ........................ 3,841 373,076
S&P Global, Inc. ..................... 1,692 884,222
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A ..................... 1,613 $ 26,405
8,003,948
Chemicals — 1.0%
Corteva, Inc.
(b)
....................... 28,582 1,915,851
LyondellBasell Industries NV , Class A ....... 3,536 153,109
Mosaic Co. (The) ..................... 2,546 61,333
2,130,293
Commercial Services & Supplies — 1.1%
Cintas Corp. ........................ 5,213 980,409
Copart, Inc.
(a)
....................... 14,666 574,174
Republic Services, Inc. ................. 901 190,949
Veralto Corp. ........................ 6,411 639,689
2,385,221
Communications Equipment — 1.2%
Arista Networks, Inc.
(a)
................. 6,928 907,776
Ciena Corp.
(a)
....................... 615 143,830
Motorola Solutions, Inc. ................ 3,877 1,486,132
2,537,738
Construction & Engineering — 0.6%
Comfort Systems USA, Inc. .............. 664 619,705
MasTec, Inc.
(a)
....................... 2,519 547,555
1,167,260
Consumer Finance — 1.2%
Ally Financial, Inc. .................... 6,140 278,081
American Express Co. ................. 2,779 1,028,091
Capital One Financial Corp. .............. 5,284 1,280,630
2,586,802
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ................ 2,879 2,482,677
Sprouts Farmers Market, Inc.
(a)
............ 1,138 90,664
Walmart, Inc. ........................ 32,255 3,593,530
6,166,871
Containers & Packaging — 0.2%
Smurfit WestRock plc .................. 11,349 438,866
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.
(a)
...... 968 98,155
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 59,461 1,477,011
Electric Utilities — 0.6%
Edison International ................... 4,039 242,421
Eversource Energy ................... 1,628 109,613
NRG Energy, Inc. ..................... 1,076 171,342
PG&E Corp. ........................ 20,557 330,351
Pinnacle West Capital Corp. ............. 3,988 353,736
1,207,463
Electrical Equipment — 1.8%
AMETEK, Inc. ....................... 6,605 1,356,073
Eaton Corp. plc ...................... 1,681 535,415
GE Vernova, Inc. ..................... 925 604,552
Rockwell Automation, Inc. ............... 1,539 598,779
Vertiv Holdings Co. , Class A ............. 3,910 633,459
3,728,278
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. , Class A ............... 13,142 1,776,010
Flex Ltd.
(a)
.......................... 3,490 210,866
1,986,876

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 1.4%
(a)
Netflix, Inc. ......................... 17,442 $ 1,635,362
ROBLOX Corp. , Class A ................ 4,942 400,450
Roku, Inc. , Class A .................... 1,968 213,508
Spotify Technology SA ................. 327 189,892
Take-Two Interactive Software, Inc. ......... 1,593 407,856
2,847,068
Financial Services — 3.4%
Berkshire Hathaway, Inc. , Class B
(a)
........ 3,568 1,793,455
Block, Inc. , Class A
(a)
.................. 4,460 290,302
Fidelity National Information Services, Inc. .... 7,651 508,486
Fiserv, Inc.
(a)
........................ 2,929 196,741
Mastercard, Inc. , Class A ................ 2,214 1,263,928
Visa, Inc. , Class A .................... 8,809 3,089,404
7,142,316
Ground Transportation — 0.9%
Uber Technologies, Inc.
(a)
............... 7,135 583,001
Union Pacific Corp. ................... 5,664 1,310,196
1,893,197
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 16,604 1,583,191
Intuitive Surgical, Inc.
(a)
................. 1,005 569,192
Stryker Corp. ....................... 2,903 1,020,318
3,172,701
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. ................... 4,635 952,493
Centene Corp.
(a)
..................... 11,451 471,209
Cigna Group (The) .................... 572 157,432
Encompass Health Corp.
(b)
.............. 560 59,438
HCA Healthcare, Inc. .................. 1,577 736,238
McKesson Corp. ..................... 891 730,878
Molina Healthcare, Inc.
(a)
................ 147 25,510
Quest Diagnostics, Inc.
(b)
................ 1,267 219,863
UnitedHealth Group, Inc. ................ 3,054 1,008,156
4,361,217
Health Care REITs — 0.1%
Ventas, Inc. ........................ 3,687 285,300
Health Care Technology — 0.2%
(a)
Doximity, Inc. , Class A ................. 912 40,383
Veeva Systems, Inc. , Class A ............. 1,374 306,718
347,101
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 7,881 139,730
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc. ................. 171 915,762
Carnival Corp.
(a)
...................... 1,247 38,083
Chipotle Mexican Grill, Inc.
(a)
............. 1,371 50,727
Darden Restaurants, Inc. ............... 178 32,756
Expedia Group, Inc. ................... 114 32,297
Las Vegas Sands Corp. ................ 535 34,823
McDonald's Corp. .................... 490 149,759
1,254,207
Household Durables — 0.9%
DR Horton, Inc. ...................... 2,159 310,961
Garmin Ltd. ......................... 2,445 495,968
Meritage Homes Corp. ................. 4,125 271,425
NVR, Inc.
(a)
......................... 60 437,566
Taylor Morrison Home Corp.
(a)
............ 680 40,032
Toll Brothers, Inc. ..................... 1,663 224,871
1,780,823
Security
Shares
Shares Value
Household Products — 0.4%
Kimberly-Clark Corp. .................. 605 $ 61,038
Procter & Gamble Co. (The) ............. 5,334 764,416
825,454
Industrial Conglomerates — 1.5%
3M Co. ............................ 8,449 1,352,685
Honeywell International, Inc. ............. 8,622 1,682,066
3,034,751
Insurance — 2.6%
Allstate Corp. (The) ................... 134 27,892
Chubb Ltd. ......................... 870 271,544
Hartford Insurance Group, Inc. (The) ........ 2,518 346,980
Marsh & McLennan Cos., Inc. ............ 8,105 1,503,640
MetLife, Inc. ........................ 13,090 1,033,325
Progressive Corp. (The) ................ 3,049 694,318
Travelers Cos., Inc. (The)
(b)
.............. 5,216 1,512,953
5,390,652
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................. 21,227 6,644,051
Alphabet, Inc. , Class C ................. 15,767 4,947,685
Meta Platforms, Inc. , Class A ............. 8,495 5,607,464
Pinterest, Inc. , Class A
(a)
................ 19,761 511,612
Snap, Inc. , Class A
(a)
.................. 14,514 117,128
17,827,940
IT Services — 0.1%
Accenture plc , Class A ................. 342 91,758
GoDaddy, Inc. , Class A
(a)
................ 945 117,256
VeriSign, Inc. ....................... 267 64,868
273,882
Machinery — 1.4%
Caterpillar, Inc. ...................... 427 244,615
Crane Co. .......................... 116 21,394
Dover Corp. ........................ 1,216 237,412
Illinois Tool Works, Inc. ................. 3,111 766,239
Otis Worldwide Corp. .................. 2,417 211,125
Parker-Hannifin Corp. .................. 1,660 1,459,074
2,939,859
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 2,747 302,664
Media — 0.6%
Comcast Corp. , Class A ................ 37,955 1,134,475
Fox Corp. , Class B .................... 474 30,777
Trade Desk, Inc. (The) , Class A
(a)
.......... 3,762 142,805
1,308,057
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. ................ 15,694 797,098
Newmont Corp. ...................... 6,026 601,696
1,398,794
Multi-Utilities — 0.1%
Ameren Corp. ....................... 224 22,369
WEC Energy Group, Inc. ................ 2,229 235,070
257,439
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc. .................. 2,455 477,228
Chevron Corp. ....................... 5,423 826,519
Devon Energy Corp. ................... 40,086 1,468,350
EOG Resources, Inc. .................. 7,050 740,321
Kinder Morgan, Inc. ................... 24,182 664,763
Ovintiv, Inc. ......................... 6,377 249,915

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................... 536 $ 87,255
4,514,351
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ................ 51,198 2,761,620
Eli Lilly & Co. ....................... 2,206 2,370,744
Johnson & Johnson ................... 1,553 321,393
Pfizer, Inc. ......................... 23,334 581,017
6,034,774
Professional Services — 0.2%
Equifax, Inc.
(b)
....................... 1,845 400,328
ExlService Holdings, Inc.
(a)
.............. 1,010 42,865
443,193
Retail REITs — 0.2%
Kimco Realty Corp. ................... 22,797 462,095
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Micro Devices, Inc.
(a)
........... 6,092 1,304,663
Applied Materials, Inc. ................. 781 200,709
Broadcom, Inc. ...................... 15,666 5,422,003
Intel Corp.
(a)
........................ 15,314 565,087
Lam Research Corp. .................. 11,344 1,941,866
Marvell Technology, Inc. ................ 3,647 309,922
Micron Technology, Inc. ................. 6,354 1,813,495
NVIDIA Corp. ....................... 84,489 15,757,198
QUALCOMM, Inc. .................... 4,044 691,726
Skyworks Solutions, Inc. ................ 4,678 296,632
Texas Instruments, Inc. ................. 3,531 612,593
28,915,894
Software — 9.9%
Adobe, Inc.
(a)
........................ 2,836 992,572
Atlassian Corp. , Class A
(a)
............... 2,953 478,799
Autodesk, Inc.
(a)
...................... 121 35,817
Elastic NV
(a)
........................ 1,027 77,477
HubSpot, Inc.
(a)
...................... 833 334,283
Intuit, Inc. .......................... 878 581,605
Microsoft Corp. ...................... 27,370 13,236,679
Oracle Corp. ........................ 5,093 992,676
Palantir Technologies, Inc. , Class A
(a)
....... 6,868 1,220,787
Salesforce, Inc. ...................... 6,455 1,709,994
ServiceNow, Inc.
(a)
.................... 4,015 615,058
Synopsys, Inc.
(a)
..................... 958 449,992
20,725,739
Specialized REITs — 0.5%
American Tower Corp. ................. 1,037 182,066
CubeSmart ......................... 19,218 692,809
Public Storage ....................... 515 133,642
VICI Properties, Inc. ................... 774 21,765
1,030,282
Security
Shares
Shares Value
Specialty Retail — 1.3%
AutoZone, Inc.
(a)
..................... 72 $ 244,188
Best Buy Co., Inc. .................... 3,771 252,393
Home Depot, Inc. (The) ................ 1,044 359,240
O'Reilly Automotive, Inc.
(a)
............... 442 40,315
TJX Cos., Inc. (The) ................... 12,196 1,873,428
2,769,564
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ......................... 53,238 14,473,283
Dell Technologies, Inc. , Class C ........... 2,277 286,629
Hewlett Packard Enterprise Co. ........... 6,985 167,780
HP, Inc. ........................... 5,140 114,519
Pure Storage, Inc. , Class A
(a)
............. 2,065 138,375
Sandisk Corp.
(a)
...................... 655 155,484
Seagate Technology Holdings plc .......... 336 92,531
Western Digital Corp. .................. 2,760 475,465
15,904,066
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co. , Class A .............. 7,351 152,460
Tobacco — 0.5%
Altria Group, Inc. ..................... 11,764 678,312
Philip Morris International, Inc. ............ 2,601 417,201
1,095,513
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc. ........ 2,386 612,653
Ferguson Enterprises, Inc. ............... 271 60,333
672,986
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. ..................... 5,218 1,059,463
Total Long-Term Investments — 99 .1%
(Cost: $ 157,852,240 ) .............................. 207,262,747
Short-Term Securities
Money Market Funds — 2.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 3,006,083 3,007,586
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,935,498 1,935,498
Total Short-Term Securities — 2 .4%
(Cost: $ 4,943,084 ) ............................... 4,943,084
Total Investments — 101 .5%
(Cost: $ 162,795,324 ) .............................. 212,205,831
Liabilities in Excess of Other Assets — (1.5) % ............. (3,166,368)
Net Assets — 100.0% ...............................
$ 209,039,463
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,859,999 $ — $ (851,407)
(a)
$ (1,030) $ 24 $ 3,007,586 3,006,083 $ 4,925
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,976,098 — (40,600)
(a)
— — 1,935,498 1,935,498 72,812 —
$ (1,030) $ 24 $ 4,943,084 $ 77,737 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 03/20/26 $ 2,068 $ (4,887)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,887 $ — $ — $ — $ 4,887
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 164,791 $ — $ — $ — $ 164,791
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 65,959 $ — $ — $ — $ 65,959
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,915,369
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 207,262,747 $ — $ — $ 207,262,747
Short-Term Securities
Money Market Funds ...................................... 4,943,084 — — 4,943,084
$ 212,205,831 $ — $ — $ 212,205,831

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,887) $ — $ — $ (4,887)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2025
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 207,262,747
Investments, at value — affiliated
(c)
.......................................................................................... 4,943,084
Cash pledged: –
Futures contracts .................................................................................................... 136,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 257
Capital shares sold ................................................................................................... 392
Dividends — unaffiliated ............................................................................................... 76,821
Dividends — affiliated ................................................................................................. 5,712
Prepaid e xpenses ..................................................................................................... 1,438
Total a ssets .........................................................................................................
212,426,451
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,021,369
Payables: –
Capital shares redeemed ............................................................................................... 28,386
Distribution fees ..................................................................................................... 6,943
Interest expense .................................................................................................... 145
Investment advisory fees .............................................................................................. 88,939
Directors' and Officer's fees ............................................................................................. 45
Printing and postage fees .............................................................................................. 30,968
Professional fees .................................................................................................... 38,982
Transfer agent fees .................................................................................................. 144,669
Variation margin on futures contracts ....................................................................................... 15,618
Other accrued expenses ............................................................................................... 10,924
Total li abilities ........................................................................................................
3,386,988
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 209,039,463
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 156,256,255
Accumulated earnings .................................................................................................. 52,783,208
NET ASSETS ........................................................................................................
$ 209,039,463
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 157,852,240
(b)
  Securities loaned, at value ...................................................................................... $ 2,927,327
(c)
  Investments, at cost — affiliated ................................................................................... $ 4,943,084
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 179,025,514
Shares outstanding ...................................................................................................
7,364,415
Net asset value .....................................................................................................
$ 24.31
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 5,044,386
Shares outstanding ...................................................................................................
206,688
Net asset value .....................................................................................................
$ 24.41
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 24,969,563
Shares outstanding ...................................................................................................
939,735
Net asset value .....................................................................................................
$ 26.57
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,262,645
Dividends — affiliated ................................................................................................. 72,812
Interest — unaffiliated ................................................................................................. 5,221
Securities lending income — affiliated — net ................................................................................. 4,925
Foreign taxes withheld ................................................................................................ (313)
Total investment income .................................................................................................
2,345,290
EXPENSES
Investment advisory .................................................................................................. 981,542
Transfer agent — class specific .......................................................................................... 394,073
Professional ....................................................................................................... 83,478
Distribution — class specific ............................................................................................ 61,226
Accounting services .................................................................................................. 36,888
Custodian ......................................................................................................... 21,623
Printing and postage ................................................................................................. 10,946
Directors and Officer ................................................................................................. 8,212
Transfer agent ...................................................................................................... 5,014
Miscellaneous ...................................................................................................... 12,356
Total expenses excluding interest expense .....................................................................................
1,615,358
Interest expense .................................................................................................... 532
Total expenses .......................................................................................................
1,615,890
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,324)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (288,470)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,326,096
Net investment income ..................................................................................................
1,019,194
REALIZED AND UNREALIZED GAIN (LOSS) $ 35,242,559
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 21,495,306
Investments — affiliated ............................................................................................. (1,030)
Futures contracts .................................................................................................. 164,791
A
21,659,067
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,517,509
Investments — affiliated ............................................................................................. 24
Futures contracts .................................................................................................. 65,959
A
13,583,492
Net realized and unrealized gain ...........................................................................................
35,242,559
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,261,753

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,019,194  $ 1,196,509
Net realized gain .................................................................................. 21,659,067  30,825,778
Net change in unrealized appreciation (depreciation) .......................................................... 13,583,492  10,783,821
Net increase in net assets resulting from operations ............................................................. 36,261,753  42,806,108
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (21,614,813) (18,568,009)
Class II ....................................................................................... (607,045) (597,112)
Class III ....................................................................................... (2,671,779) (1,977,640)
Decrease in net assets resulting from distributions to shareholders ................................................... (24,893,637) (21,142,761)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (1,034,382) 706,045
NET ASSETS
Total increase in net assets ............................................................................. 10,333,734  22,369,392
Beginning of year .................................................................................... 198,705,729  176,336,337
End of year ........................................................................................
$ 209,039,463  $ 198,705,729
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 23.02  $ 20.47  $ 16.48  $ 21.17  $ 29.89
Net investment income
(a)
..................................
0 .13  0 .15  0 .16  0 .18  0 .25
Net realized and unrealized gain (loss) .........................
4 .35  5 .15  3 .99  ( 4 .42 ) 7 .78
Net increase (decrease) from investment operations ................. 4.48  5.30  4.15  (4.24) 8.03
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .13 ) ( 0 .18 ) ( 0 .16 ) ( 0 .17 ) ( 0 .51 )
From net realized gain .................................... ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (16.24)
Total distributions ......................................... (3.19) (2.75) (0.16) (0.45) (16.75)
Net asset value, end of year ................................ $ 24.31  $ 23.02  $ 20.47  $ 16.48  $ 21.17
Total Return
(c)
Based on net asset value ................................... 20.05% 25.44% 25.23%
(d)
(19.99)% 28.44%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.79% 0.82% 0.81% 0.80% 0.71%
Total expenses after fees waived and/or reimbursed .................
0.64% 0.66% 0.66% 0.65% 0.56%
Net investment income ....................................
0.55% 0.65% 0.87% 0.99% 0.76%
Supplemental Data
Net assets, end of year (000) ................................. $ 179,026  $ 172,460  $ 156,576  $ 144,437  $ 203,609
Portfolio turnover rate ...................................... 112% 114% 111% 117% 116%
(f)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 23.10  $ 20.53  $ 16.53  $ 21.24  $ 29.95
Net investment income
(a)
..................................
0 .09  0 .11  0 .13  0 .15  0 .19
Net realized and unrealized gain (loss) .........................
4 .37  5 .17  4 .00  ( 4 .44 ) 7 .79
Net increase (decrease) from investment operations ................. 4.46  5.28  4.13  (4.29) 7.98
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .09 ) ( 0 .14 ) ( 0 .13 ) ( 0 .14 ) ( 0 .45 )
From net realized gain .................................... ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (16.24)
Total distributions ......................................... (3.15) (2.71) (0.13) (0.42) (16.69)
Net asset value, end of year ................................ $ 24.41  $ 23.10  $ 20.53  $ 16.53  $ 21.24
Total Return
(c)
Based on net asset value ................................... 19.86% 25.28% 25.03%
(d)
(20.17)% 28.20%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.94% 0.97% 0.96% 0.95% 0.86%
Total expenses after fees waived and/or reimbursed .................
0.81% 0.83% 0.83% 0.82% 0.73%
Net investment income ....................................
0.38% 0.49% 0.70% 0.82% 0.59%
Supplemental Data
Net assets, end of year (000) ................................. $ 5,044  $ 5,659  $ 4,518  $ 3,464  $ 4,570
Portfolio turnover rate ...................................... 112% 114% 111% 117% 116%
(f)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 24.91  $ 21.98  $ 17.69  $ 22.68  $ 29.58
Net investment income
(a)
..................................
0 .07  0 .10  0 .12  0 .15  0 .15
Net realized and unrealized gain (loss) .........................
4 .71  5 .51  4 .28  ( 4 .73 ) 7 .73
Net increase (decrease) from investment operations ................. 4.78  5.61  4.40  (4.58) 7.88
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .06 ) ( 0 .11 ) ( 0 .11 ) ( 0 .13 ) ( 0 .02 )
From net realized gain .................................... ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (14.76)
Total distributions ......................................... (3.12) (2.68) (0.11) (0.41) (14.78)
Net asset value, end of year ................................ $ 26.57  $ 24.91  $ 21.98  $ 17.69  $ 22.68
Total Return
(c)
Based on net asset value ................................... 19.73% 25.11% 24.90%
(d)
(20.16)% 28.06%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.03% 1.06% 0.97% 0.87% 0.95%
Total expenses after fees waived and/or reimbursed .................
0.92% 0.94% 0.93% 0.86% 0.83%
Net investment income ....................................
0.27% 0.38% 0.61% 0.79% 0.46%
Supplemental Data
Net assets, end of year (000) ................................. $ 24,970  $ 20,587  $ 15,243  $ 14,322  $ 15,962
Portfolio turnover rate ...................................... 112% 114% 111% 117% 116%
(f)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
18
and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 2,724,879 $ (2,724,879) $ — $ —
J.P. Morgan Securities LLC .......................... 10,554 (10,554) — —
National Financial Services LLC ....................... 191,894 (191,894) — —
$ 2,927,327 $ (2,927,327) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 1,324 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 7,512
Class III ......................................................................................................... 53,714
$ 61,226
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 342,488 $ 10,015 $ 41,570 $ 394,073
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 257,579
Class II ...................................................................................................... 6,509
Class III ...................................................................................................... 24,382
$ 288,470
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
20
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $1,099 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $219,558,020 and $243,964,913, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
Purchases ............................................................................................................... $ 24,856,157
Sales ................................................................................................................... 25,580,769
Net Realized Gain .......................................................................................................... 4,193,590

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Advantage Large Cap Core V.I. Fund
Ordinary income ...................................................................................... $ 6,557,516 $ 9,054,280
Long-term capital gains ................................................................................. 18,336,121 12,088,481
$ 24,893,637 $ 21,142,761
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Core V.I. Fund ...................................... $ 2,266,504 $ 1,720,176 $ 48,796,528 $ 52,783,208
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 163,409,304 $ 52,572,919 $ (3,776,392) $ 48,796,527

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
22
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
97,233 $ 2,270,479 163,363 $ 3,926,922
Shares issued in reinvestment of distributions ........................
902,803 21,614,813 778,507 18,568,009
Shares redeemed .........................................
(1,128,890) (27,018,169) (1,099,171) (25,699,080)
(128,854) $ (3,132,877) (157,301) $ (3,204,149)
Class II
Shares sold .............................................
42,303 $ 1,007,633 46,361 $ 1,092,944
Shares issued in reinvestment of distributions ........................
25,264 607,045 24,952 597,112
Shares redeemed .........................................
(105,910) (2,568,421) (46,292) (1,104,311)
(38,343) $ (953,743) 25,021 $ 585,745
Class III
Shares sold .............................................
208,984 $ 5,478,344 341,562 $ 8,503,291
Shares issued in reinvestment of distributions ........................
102,284 2,671,779 76,622 1,977,640
Shares redeemed .........................................
(198,031) (5,097,885) (285,114) (7,156,482)
113,237 $ 3,052,238 133,070 $ 3,324,449
(53,960) $ (1,034,382) 790 $ 706,045

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the
“financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
24
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
Boeing Co. (The)
(a)
.................... 836 $ 181,512
General Dynamics Corp. ................ 1,852 623,494
HEICO Corp. , Class A .................. 1,392 351,382
Lockheed Martin Corp. ................. 595 287,784
Northrop Grumman Corp. ............... 52 29,651
RTX Corp. ......................... 6,429 1,179,079
2,652,902
Air Freight & Logistics — 0.0%
United Parcel Service, Inc. , Class B ........ 256 25,393
Automobile Components — 0.6%
BorgWarner, Inc. ..................... 14,387 648,278
Automobiles — 0.2%
General Motors Co. ................... 3,033 246,644
Banks — 8.0%
Bank of America Corp. ................. 37,666 2,071,630
Citigroup, Inc. ....................... 11,468 1,338,201
Cullen/Frost Bankers, Inc. ............... 182 23,047
Huntington Bancshares, Inc. ............. 37,571 651,857
JPMorgan Chase & Co. ................ 9,213 2,968,613
KeyCorp ........................... 19,126 394,760
PNC Financial Services Group, Inc. (The) .... 1,441 300,780
US Bancorp ........................ 3,280 175,021
Wells Fargo & Co. .................... 4,312 401,878
8,325,787
Beverages — 0.7%
Coca-Cola Co. (The) .................. 5,182 362,273
Keurig Dr Pepper, Inc. ................. 2,873 80,473
Molson Coors Beverage Co. , Class B ....... 1,304 60,871
Monster Beverage Corp.
(a)
............... 3,114 238,750
742,367
Biotechnology — 2.0%
AbbVie, Inc. ........................ 772 176,394
Amgen, Inc. ........................ 873 285,742
Biogen, Inc.
(a)
....................... 886 155,927
Exelixis, Inc.
(a)
....................... 1,612 70,654
Gilead Sciences, Inc. .................. 2,449 300,590
Moderna, Inc.
(a)
...................... 5,165 152,316
Natera, Inc.
(a)
....................... 1,156 264,828
Regeneron Pharmaceuticals, Inc. .......... 521 402,144
TG Therapeutics, Inc.
(a)
................. 419 12,491
United Therapeutics Corp.
(a)
.............. 504 245,574
Viking Therapeutics, Inc.
(a)
............... 1,106 38,909
2,105,569
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................... 13,015 3,004,122
eBay, Inc. .......................... 327 28,482
MercadoLibre, Inc.
(a)
................... 95 191,355
3,223,959
Building Products — 0.5%
Armstrong World Industries, Inc. ........... 246 47,011
Builders FirstSource, Inc.
(a)
.............. 462 47,535
Owens Corning ...................... 2,237 250,343
Trane Technologies plc ................. 538 209,389
554,278
Capital Markets — 5.6%
Ameriprise Financial, Inc. ............... 30 14,710
Charles Schwab Corp. (The) ............. 16,610 1,659,505
CME Group, Inc. , Class A ............... 2,029 554,079
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. ........... 342 $ 99,245
Interactive Brokers Group, Inc. , Class A ...... 2,205 141,804
Intercontinental Exchange, Inc. ........... 5,065 820,327
Jefferies Financial Group, Inc. ............ 930 57,632
Moody's Corp. ....................... 341 174,200
Morgan Stanley ...................... 6,759 1,199,925
Nasdaq, Inc. ........................ 4,277 415,425
S&P Global, Inc. ..................... 1,230 642,786
Tradeweb Markets, Inc. , Class A ........... 96 10,324
XP, Inc. , Class A ..................... 2,376 38,895
5,828,857
Chemicals — 1.6%
Celanese Corp. ...................... 320 13,530
Corteva, Inc.
(b)
....................... 17,590 1,179,058
Dow, Inc. .......................... 4,486 104,883
Huntsman Corp. ..................... 6,362 63,620
LyondellBasell Industries NV , Class A ....... 5,390 233,387
Mosaic Co. (The) ..................... 4,217 101,587
1,696,065
Commercial Services & Supplies — 1.3%
Cintas Corp. ........................ 2,222 417,891
Copart, Inc.
(a)
....................... 10,039 393,027
Republic Services, Inc. ................. 698 147,927
Veralto Corp. ........................ 3,915 390,639
1,349,484
Communications Equipment — 1.5%
Arista Networks, Inc.
(a)
................. 2,253 295,211
Ciena Corp.
(a)
....................... 264 61,742
Cisco Systems, Inc. ................... 5,873 452,397
Motorola Solutions, Inc. ................ 1,986 761,273
1,570,623
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. .............. 252 235,189
MasTec, Inc.
(a)
....................... 1,523 331,055
566,244
Consumer Finance — 1.7%
Ally Financial, Inc. .................... 2,755 124,774
American Express Co. ................. 1,586 586,741
Capital One Financial Corp. .............. 3,808 922,907
OneMain Holdings, Inc. ................. 1,472 99,433
1,733,855
Consumer Staples Distribution & Retail — 3.4%
Casey's General Stores, Inc. ............. 40 22,109
Costco Wholesale Corp. ................ 973 839,057
Dollar General Corp. .................. 129 17,127
Sprouts Farmers Market, Inc.
(a)
............ 1,180 94,011
Sysco Corp. ........................ 706 52,025
Walmart, Inc. ........................ 22,674 2,526,110
3,550,439
Containers & Packaging — 0.5%
Crown Holdings, Inc. .................. 994 102,352
Smurfit WestRock plc .................. 9,979 385,888
488,240
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.
(a)
...... 288 29,203
Diversified Telecommunication Services — 1.4%
AT&T, Inc. .......................... 48,303 1,199,846
Verizon Communications, Inc. ............ 5,579 227,233
1,427,079

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 2.0%
Edison International ................... 5,669 $ 340,253
Entergy Corp. ....................... 1,201 111,009
Eversource Energy ................... 3,167 213,234
FirstEnergy Corp. .................... 299 13,386
NextEra Energy, Inc.
(b)
................. 3,922 314,858
NRG Energy, Inc. ..................... 509 81,053
PG&E Corp. ........................ 31,250 502,188
Pinnacle West Capital Corp. ............. 5,548 492,108
2,068,089
Electrical Equipment — 2.0%
AMETEK, Inc. ....................... 5,353 1,099,025
Eaton Corp. plc ...................... 1,581 503,564
Emerson Electric Co. .................. 156 20,704
Rockwell Automation, Inc. ............... 752 292,581
Vertiv Holdings Co. , Class A ............. 1,294 209,641
2,125,515
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 4,264 576,237
Flex Ltd.
(a)
.......................... 3,022 182,589
Jabil, Inc. .......................... 133 30,327
Keysight Technologies, Inc.
(a)
............. 512 104,033
893,186
Energy Equipment & Services — 0.3%
SLB Ltd. ........................... 6,981 267,931
Entertainment — 0.7%
Netflix, Inc.
(a)
........................ 350 32,816
ROBLOX Corp. , Class A
(a)
............... 615 49,833
Roku, Inc. , Class A
(a)
.................. 1,326 143,858
Take-Two Interactive Software, Inc.
(a)
........ 564 144,401
Walt Disney Co. (The) ................. 2,842 323,334
694,242
Financial Services — 3.8%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,321 2,674,600
Block, Inc. , Class A
(a)
.................. 2,730 177,696
Fidelity National Information Services, Inc. .... 4,700 312,362
Fiserv, Inc.
(a)
........................ 2,970 199,495
Visa, Inc. , Class A .................... 1,646 577,269
Voya Financial, Inc. ................... 673 50,132
3,991,554
Food Products — 0.0%
Cal-Maine Foods, Inc. .................. 547 43,525
Ground Transportation — 1.1%
Uber Technologies, Inc.
(a)
............... 1,075 87,838
Union Pacific Corp. ................... 4,604 1,064,998
1,152,836
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories ................... 706 88,455
Boston Scientific Corp.
(a)
................ 9,554 910,974
Hologic, Inc.
(a)
....................... 1,351 100,636
Medtronic plc ....................... 5,902 566,946
Stryker Corp. ....................... 2,065 725,785
2,392,796
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. ................... 2,507 515,189
Centene Corp.
(a)
..................... 9,603 395,163
Cigna Group (The) .................... 986 271,377
HCA Healthcare, Inc. .................. 891 415,972
McKesson Corp. ..................... 252 206,713
Molina Healthcare, Inc.
(a)
................ 151 26,205
Quest Diagnostics, Inc.
(b)
................ 1,319 228,886
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................ 3,486 $ 1,150,763
3,210,268
Health Care REITs — 0.7%
Ventas, Inc. ........................ 9,518 736,503
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................. 626 27,719
Veeva Systems, Inc. , Class A ............. 516 115,187
142,906
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 4,809 85,264
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.
(a)
...................... 750 22,905
Darden Restaurants, Inc. ............... 324 59,623
McDonald's Corp. .................... 1,421 434,300
516,828
Household Durables — 1.3%
DR Horton, Inc. ...................... 1,870 269,336
Garmin Ltd. ......................... 1,738 352,553
Meritage Homes Corp. ................. 6,441 423,818
NVR, Inc.
(a)
......................... 24 175,027
Toll Brothers, Inc. ..................... 1,001 135,355
1,356,089
Household Products — 1.3%
Kimberly-Clark Corp. .................. 1,120 112,997
Procter & Gamble Co. (The) ............. 8,395 1,203,087
1,316,084
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 3,283 47,078
Industrial Conglomerates — 1.8%
3M Co. ............................ 4,929 789,133
Honeywell International, Inc. ............. 5,335 1,040,805
1,829,938
Insurance — 4.3%
Allstate Corp. (The) ................... 1,426 296,822
Chubb Ltd. ......................... 1,475 460,377
Hartford Insurance Group, Inc. (The) ........ 685 94,393
Marsh & McLennan Cos., Inc. ............ 4,543 842,817
MetLife, Inc. ........................ 9,880 779,927
Progressive Corp. (The) ................ 2,495 568,161
Reinsurance Group of America, Inc. ........ 487 99,085
Travelers Cos., Inc. (The)
(b)
.............. 4,724 1,370,244
4,511,826
Interactive Media & Services — 5.7%
Alphabet, Inc. , Class A ................. 8,135 2,546,255
Alphabet, Inc. , Class C ................. 5,792 1,817,529
Meta Platforms, Inc. , Class A ............. 1,919 1,266,713
Pinterest, Inc. , Class A
(a)
................ 11,127 288,078
Snap, Inc. , Class A
(a)
.................. 7,059 56,966
5,975,541
IT Services — 0.9%
Accenture plc , Class A ................. 1,396 374,547
Amdocs Ltd. ........................ 146 11,755
Globant SA
(a)
........................ 682 44,582
International Business Machines Corp. ...... 1,086 321,684
VeriSign, Inc. ....................... 554 134,594
887,162

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.2%
Danaher Corp. ...................... 864 $ 197,787
Machinery — 3.4%
Caterpillar, Inc. ...................... 983 563,131
Crane Co. .......................... 636 117,298
Deere & Co. ........................ 120 55,868
Dover Corp. ........................ 1,383 270,017
Illinois Tool Works, Inc. ................. 2,783 685,453
Mueller Industries, Inc. ................. 1,204 138,219
Otis Worldwide Corp. .................. 2,491 217,589
PACCAR, Inc. ....................... 668 73,153
Parker-Hannifin Corp. .................. 1,479 1,299,982
Westinghouse Air Brake Technologies Corp. ... 347 74,067
3,494,777
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 984 108,417
Media — 1.1%
Comcast Corp. , Class A ................ 27,877 833,243
Fox Corp. , Class A .................... 2,489 181,871
Fox Corp. , Class B .................... 606 39,348
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,306 49,576
1,104,038
Metals & Mining — 1.3%
Freeport-McMoRan, Inc. ................ 10,876 552,392
Newmont Corp. ...................... 5,253 524,512
Nucor Corp. ........................ 533 86,938
Reliance, Inc. ....................... 623 179,966
1,343,808
Multi-Utilities — 0.8%
Ameren Corp. ....................... 2,080 207,709
Black Hills Corp. ..................... 481 33,391
Public Service Enterprise Group, Inc. ....... 258 20,717
WEC Energy Group, Inc. ................ 5,474 577,288
839,105
Oil, Gas & Consumable Fuels — 4.6%
Cheniere Energy, Inc. .................. 1,222 237,545
Chevron Corp. ....................... 7,374 1,123,871
Devon Energy Corp. ................... 28,369 1,039,157
EOG Resources, Inc. .................. 5,934 623,129
Exxon Mobil Corp. .................... 5,180 623,361
HF Sinclair Corp. ..................... 1,303 60,042
Kinder Morgan, Inc. ................... 18,412 506,146
Ovintiv, Inc. ......................... 10,175 398,758
Valero Energy Corp. ................... 938 152,697
Williams Cos., Inc. (The) ................ 1,299 78,083
4,842,789
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 1,974 136,996
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. ................ 26,907 1,451,363
Johnson & Johnson ................... 5,999 1,241,493
Merck & Co., Inc. ..................... 1,899 199,889
Pfizer, Inc. ......................... 32,459 808,229
3,700,974
Professional Services — 0.3%
Equifax, Inc. ........................ 1,140 247,357
ExlService Holdings, Inc.
(a)
.............. 945 40,106
287,463
Security
Shares
Shares Value
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(a)
............. 167 $ 11,394
Residential REITs — 0.1%
Invitation Homes, Inc. .................. 1,450 40,296
Mid-America Apartment Communities, Inc. .... 95 13,196
53,492
Retail REITs — 0.7%
Kimco Realty Corp. ................... 33,964 688,450
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(a)
........... 2,463 527,476
Analog Devices, Inc. ................... 1,227 332,762
Applied Materials, Inc. ................. 327 84,036
Intel Corp.
(a)
........................ 16,180 597,042
Lam Research Corp. .................. 3,709 634,907
Marvell Technology, Inc. ................ 2,970 252,390
Microchip Technology, Inc. ............... 394 25,106
Micron Technology, Inc. ................. 5,302 1,513,244
NVIDIA Corp. ....................... 3,091 576,471
Qnity Electronics, Inc. .................. 161 13,146
QUALCOMM, Inc. .................... 3,615 618,346
Skyworks Solutions, Inc. ................ 4,873 308,997
Texas Instruments, Inc. ................. 2,248 390,005
5,873,928
Software — 1.9%
Adobe, Inc.
(a)
........................ 694 242,893
Atlassian Corp. , Class A
(a)
............... 844 136,846
HubSpot, Inc.
(a)
...................... 96 38,525
Microsoft Corp. ...................... 1,232 595,820
Salesforce, Inc. ...................... 3,445 912,615
Synopsys, Inc.
(a)
..................... 122 57,306
1,984,005
Specialized REITs — 1.2%
American Tower Corp. ................. 384 67,419
CubeSmart ......................... 13,177 475,031
Digital Realty Trust, Inc. ................ 1,928 298,281
Public Storage ....................... 405 105,097
VICI Properties, Inc. ................... 11,880 334,066
1,279,894
Specialty Retail — 1.4%
AutoZone, Inc.
(a)
..................... 41 139,051
Best Buy Co., Inc. .................... 3,015 201,794
Lithia Motors, Inc. , Class A .............. 201 66,798
Lowe's Cos., Inc. ..................... 193 46,544
TJX Cos., Inc. (The) ................... 6,332 972,659
Wayfair, Inc. , Class A
(a)
................. 333 33,437
1,460,283
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc. ......................... 2,180 592,655
Dell Technologies, Inc. , Class C ........... 1,767 222,430
Hewlett Packard Enterprise Co. ........... 8,626 207,196
HP, Inc. ........................... 12,181 271,393
Pure Storage, Inc. , Class A
(a)
............. 1,168 78,268
Sandisk Corp.
(a)
...................... 641 152,160
Seagate Technology Holdings plc .......... 234 64,441
Western Digital Corp. .................. 2,300 396,221
1,984,764
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co. , Class A .............. 4,054 84,080
Under Armour, Inc. , Class C
(a)
............ 630 3,024
87,104

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Tobacco — 1.2%
Altria Group, Inc. ..................... 8,936 $ 515,250
Philip Morris International, Inc. ............ 4,459 715,223
1,230,473
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc. ........ 1,614 414,427
Ferguson Enterprises, Inc. ............... 1,109 246,896
661,323
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. ..................... 3,366 683,433
Total Long-Term Investments — 98 .8%
(Cost: $ 91,762,566 ) ............................... 103,065,124
Short-Term Securities
Money Market Funds — 3.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 2,300,144 2,301,294
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,555,268 1,555,268
Total Short-Term Securities — 3 .7%
(Cost: $ 3,856,562 ) ............................... 3,856,562
Total Investments — 102 .5%
(Cost: $ 95,619,128 ) ............................... 106,921,686
Liabilities in Excess of Other Assets — (2.5) % ............. (2,558,655)
Net Assets — 100.0% ...............................
$ 104,363,031
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,032,540 $ — $ (731,190)
(a)
$ (56) $ — $ 2,301,294 2,300,144 $ 5,290
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,037,292 517,976
(a)
— — — 1,555,268 1,555,268 37,421 —
$ (56) $ — $ 3,856,562 $ 42,711 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4 03/20/26 $ 1,379 $ (7,739)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 7,739 $ — $ — $ — $ 7,739
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 118,078 $ — $ — $ — $ 118,078
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 15,748 $ — $ — $ — $ 15,748
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,043,841
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 103,065,124 $ — $ — $ 103,065,124
Short-Term Securities
Money Market Funds ...................................... 3,856,562 — — 3,856,562
$ 106,921,686 $ — $ — $ 106,921,686

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Value V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,739) $ — $ — $ (7,739)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2025
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 103,065,124
Investments, at value — affiliated
(c)
.......................................................................................... 3,856,562
Cash pledged: –
Futures contracts .................................................................................................... 68,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 275
Dividends — unaffiliated ............................................................................................... 76,040
Dividends — affiliated ................................................................................................. 3,215
Prepaid e xpenses ..................................................................................................... 311
Total a ssets .........................................................................................................
107,069,527
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,306,828
Payables: –
Capital shares redeemed ............................................................................................... 238,323
Distribution fees ..................................................................................................... 3,037
Interest expense .................................................................................................... 62
Investment advisory fees .............................................................................................. 26,441
Directors' and Officer's fees ............................................................................................. 28
Professional fees .................................................................................................... 29,501
Transfer agent fees .................................................................................................. 59,557
Variation margin on futures contracts ....................................................................................... 10,242
Other accrued expenses ............................................................................................... 32,477
Total li abilities ........................................................................................................
2,706,496
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 104,363,031
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 91,353,914
Accumulated earnings .................................................................................................. 13,009,117
NET ASSETS ........................................................................................................
$ 104,363,031
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 91,762,566
(b)
  Securities loaned, at value ...................................................................................... $ 2,239,382
(c)
  Investments, at cost — affiliated ................................................................................... $ 3,856,562
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 88,792,376
Shares outstanding ...................................................................................................
8,508,285
Net asset value .....................................................................................................
$ 10.44
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 15,570,655
Shares outstanding ...................................................................................................
1,551,205
Net asset value .....................................................................................................
$ 10.04
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,898,810
Dividends — affiliated ................................................................................................. 37,421
Interest — unaffiliated ................................................................................................. 2,571
Securities lending income — affiliated — net ................................................................................. 5,290
Foreign taxes withheld ................................................................................................ (346)
Total investment income .................................................................................................
1,943,746
EXPENSES
Investment advisory .................................................................................................. 751,613
Transfer agent — class specific .......................................................................................... 186,635
Professional ....................................................................................................... 120,148
Distribution — class specific ............................................................................................ 36,812
Accounting services .................................................................................................. 32,562
Custodian ......................................................................................................... 21,138
Printing and postage ................................................................................................. 14,357
Directors and Officer ................................................................................................. 6,834
Transfer agent ...................................................................................................... 5,045
Miscellaneous ...................................................................................................... 11,990
Total expenses excluding interest expense .....................................................................................
1,187,134
Interest expense .................................................................................................... 285
Total expenses .......................................................................................................
1,187,419
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (362,323)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (186,635)
Total expenses after fees waived and/or reimbursed ..............................................................................
638,461
Net investment income ..................................................................................................
1,305,285
REALIZED AND UNREALIZED GAIN (LOSS) $ 15,472,950
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,519,722
Investments — affiliated ............................................................................................. (56)
Futures contracts .................................................................................................. 118,078
A
7,637,744
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 7,819,458
Futures contracts .................................................................................................. 15,748
A
7,835,206
Net realized and unrealized gain ...........................................................................................
15,472,950
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 16,778,235

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
12
BlackRock Advantage Large Cap Value
V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,305,285  $ 1,500,375
Net realized gain .................................................................................. 7,637,744  16,518,357
Net change in unrealized appreciation (depreciation) .......................................................... 7,835,206  (2,155,130)
Net increase in net assets resulting from operations ............................................................. 16,778,235  15,863,602
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (9,000,482) (13,229,769)
Class III ....................................................................................... (1,550,784) (2,312,841)
Decrease in net assets resulting from distributions to shareholders ................................................... (10,551,266) (15,542,610)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (2,374,805) 208,783
NET ASSETS
Total increase in net assets ............................................................................. 3,852,164  529,775
Beginning of year .................................................................................... 100,510,867  99,981,092
End of year ........................................................................................
$ 104,363,031  $ 100,510,867
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.81  $ 9.90  $ 9.19  $ 10.43  $ 9.94
Net investment income
(a)
....................................
0 .14  0 .16  0 .16  0 .16  0 .16
Net realized and unrealized gain (loss) ...........................
1 .62  1 .50  1 .09  ( 1 .03 ) 2 .44
Net increase (decrease) from investment operations ................... 1.76  1.66  1.25  (0.87) 2.60
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .14 ) ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ...................................... ( 0 .99 ) ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 )
Total distributions ........................................... (1.13) (1.75) (0.54) (0.37) (2.11)
Net asset value, end of year .................................. $ 10.44  $ 9.81  $ 9.90  $ 9.19  $ 10.43
Total Return
(c)
Based on net asset value ..................................... 18.38% 16.32% 13.70% (8.16)% 26.52%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.15% 1.08% 1.12% 1.09% 1.08%
Total expenses after fees waived and/or reimbursed ...................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................................
1.34% 1.47% 1.66% 1.69% 1.37%
Supplemental Data
Net assets, end of year (000) ................................... $ 88,792  $ 85,369  $ 87,447  $ 82,509  $ 98,863
Portfolio turnover rate ........................................ 128% 128% 131% 128% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.48  $ 9.61  $ 8.93  $ 10.16  $ 9.73
Net investment income
(a)
....................................
0 .11  0 .13  0 .13  0 .14  0 .12
Net realized and unrealized gain (loss) ...........................
1 .55  1 .46  1 .06  ( 1 .02 ) 2 .39
Net increase (decrease) from investment operations ................... 1.66  1.59  1.19  (0.88) 2.51
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .11 ) ( 0 .15 ) ( 0 .13 ) ( 0 .14 ) ( 0 .16 )
From net realized gain ...................................... ( 0 .99 ) ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 )
Total distributions ........................................... (1.10) (1.72) (0.51) (0.35) (2.08)
Net asset value, end of year .................................. $ 10.04  $ 9.48  $ 9.61  $ 8.93  $ 10.16
Total Return
(c)
Based on net asset value ..................................... 17.99% 16.13% 13.50% (8.51)% 26.22%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.41% 1.36% 1.41% 1.37% 1.34%
Total expenses after fees waived and/or reimbursed ...................
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................................
1.09% 1.23% 1.41% 1.45% 1.11%
Supplemental Data
Net assets, end of year (000) ................................... $ 15,571  $ 15,142  $ 12,534  $ 11,230  $ 11,308
Portfolio turnover rate ........................................ 128% 128% 131% 128% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 2,013,793 $ (2,013,793) $ — $ —
National Financial Services LLC ....................... 225,589 (225,589) — —
$ 2,239,382 $ (2,239,382) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
18
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $36,812.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year  ended December 31, 2025 , the amount waived was $50,108.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2025, the amount waived was $684.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $311,531, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 156,448 $ 30,187 $ 186,635
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 156,448
Class III ...................................................................................................... 13,990
$ 170,438
Class I Class III
Expense Limitations .................................................................................. 0 .60% 0 .85%

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $1,197 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $127,885,822 and $139,460,320, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 16,197
Purchases ............................................................................................................... $ 16,438,974
Sales ................................................................................................................... 16,984,178
Net Realized Gain .......................................................................................................... 925,207

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
20
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Advantage Large Cap Value V.I. Fund
Ordinary income ...................................................................................... $ 5,087,082 $ 10,751,860
Long-term capital gains ................................................................................. 5,464,184 4,790,750
$ 10,551,266 $ 15,542,610
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Value V.I. Fund ..................................... $ 1,103,064 $ 718,839 $ 11,187,214 $ 13,009,117
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 95,733,427 $ 13,942,351 $ (2,754,092) $ 11,188,259

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
283,852 $ 2,871,082 248,565 $ 2,641,110
Shares issued in reinvestment of distributions ........................
878,757 9,000,482 1,303,593 13,229,769
Shares redeemed .........................................
(1,352,999) (13,898,162) (1,687,563) (18,470,273)
(190,390) $ (2,026,598) (135,405) $ (2,599,394)
Class III
Shares sold .............................................
575,099 $ 5,699,652 371,783 $ 3,908,380
Shares issued in reinvestment of distributions ........................
157,490 1,550,784 235,825 2,312,841
Shares redeemed .........................................
(778,883) (7,598,643) (314,213) (3,413,044)
(46,294) $ (348,207) 293,395 $ 2,808,177
(236,684) $ (2,374,805) 157,990 $ 208,783

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
22
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the
“financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
AeroVironment, Inc.
(a)
.................. 752 $ 181,901
Archer Aviation, Inc. , Class A
(a)
............ 15,852 119,207
ATI, Inc.
(a)
.......................... 2,935 336,821
Beta Technologies, Inc. , Class A
(a)
.......... 6,370 179,698
BWX Technologies, Inc.
(b)
............... 2,656 459,063
Carpenter Technology Corp. ............. 1,603 504,689
Curtiss-Wright Corp. ................... 194 106,946
Ducommun, Inc.
(a)
.................... 669 63,642
Huntington Ingalls Industries, Inc. .......... 2,175 739,652
Kratos Defense & Security Solutions, Inc.
(a)
... 6,288 477,322
Leonardo DRS, Inc. ................... 4,159 141,780
Mercury Systems, Inc.
(a)
................ 831 60,671
Moog, Inc. , Class A ................... 1,490 362,890
Rocket Lab Corp.
(a)
................... 9,332 651,000
Textron, Inc. ........................ 1,667 145,312
V2X, Inc.
(a)
......................... 723 39,440
Woodward, Inc. ...................... 243 73,464
4,643,498
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 3,413 548,674
Forward Air Corp.
(a)
................... 941 23,525
Hub Group, Inc. , Class A ................ 1,559 66,429
638,628
Automobile Components — 1.4%
Adient plc
(a)
......................... 6,503 124,663
American Axle & Manufacturing Holdings, Inc.
(a)
3,049 19,544
BorgWarner, Inc. ..................... 29,561 1,332,019
Dana, Inc. .......................... 1,153 27,395
Garrett Motion, Inc. ................... 1,292 22,520
Gentex Corp. ....................... 9,548 222,182
Mobileye Global, Inc. , Class A
(a)
........... 18,196 189,966
QuantumScape Corp. , Class A
(a)
........... 18,716 195,021
Standard Motor Products, Inc. ............ 740 27,269
Visteon Corp. ....................... 545 51,829
2,212,408
Automobiles — 0.2%
Lucid Group, Inc.
(a)
.................... 2,022 21,372
Rivian Automotive, Inc. , Class A
(a)
.......... 10,891 214,662
Winnebago Industries, Inc. .............. 568 23,015
259,049
Banks — 6.2%
Ameris Bancorp ...................... 1,705 126,630
Axos Financial, Inc.
(a)
.................. 1,207 103,995
Bank of Hawaii Corp. .................. 693 47,380
Bank7 Corp. ........................ 2,865 117,408
Bar Harbor Bankshares ................ 1,865 57,908
Capital City Bank Group, Inc. ............. 1,217 51,808
Capitol Federal Financial, Inc. ............ 2,585 17,604
Cullen/Frost Bankers, Inc. ............... 10,897 1,379,887
Customers Bancorp, Inc.
(a)
............... 1,485 108,583
First Bank .......................... 3,035 49,956
First Hawaiian, Inc. ................... 24,155 611,122
First Horizon Corp. .................... 34,052 813,843
First Internet Bancorp .................. 4,126 86,110
FNB Corp. ......................... 14,132 241,657
Heritage Commerce Corp. ............... 16,815 201,948
HomeTrust Bancshares, Inc. ............. 2,780 119,373
Horizon Bancorp, Inc. .................. 18,356 311,318
Independent Bank Corp. ................ 30,067 978,080
Kearny Financial Corp. ................. 33,099 245,264
Live Oak Bancshares, Inc. ............... 4,648 159,659
Security
Shares
Shares Value
Banks (continued)
Metropolitan Bank Holding Corp.
(b)
......... 1,836 $ 140,197
Midland States Bancorp, Inc. ............. 9,505 201,221
Nicolet Bankshares, Inc. ................ 133 16,133
Northfield Bancorp, Inc. ................ 30,745 351,415
Orange County Bancorp, Inc. ............. 198 5,653
Park National Corp. ................... 329 50,067
Peoples Bancorp, Inc. ................. 541 16,246
Pinnacle Financial Partners, Inc. ........... 15,125 1,443,076
Southern First Bancshares, Inc.
(a)
.......... 1,310 67,491
Southstate Bank Corp. ................. 582 54,772
Synovus Financial Corp. ................ 16,410 821,321
United Community Banks, Inc. ............ 2,598 81,110
USCB Financial Holdings, Inc. , Class A ...... 7,382 135,976
Washington Trust Bancorp, Inc. ........... 1,168 34,514
Western New England Bancorp, Inc. ........ 7,694 97,098
Zions Bancorp NA .................... 3,227 188,909
9,534,732
Beverages — 0.1%
Celsius Holdings, Inc.
(a)
................. 1,034 47,295
National Beverage Corp.
(a)
............... 3,531 112,604
Primo Brands Corp. , Class A ............. 2,630 43,000
202,899
Biotechnology — 6.8%
(a)
ACADIA Pharmaceuticals, Inc. ............ 7,457 199,177
Alkermes plc ........................ 8,583 240,152
Altimmune, Inc. ...................... 9,834 35,501
Apellis Pharmaceuticals, Inc. ............. 2,625 65,940
Arcus Biosciences, Inc. ................. 1,540 36,698
Ardelyx, Inc. ........................ 22,145 129,105
Arrowhead Pharmaceuticals, Inc. .......... 2,960 196,514
Astria Therapeutics, Inc. ................ 5,883 77,008
Avidity Biosciences, Inc. ................ 748 53,953
Beam Therapeutics, Inc. ................ 1,060 29,383
BioCryst Pharmaceuticals, Inc. ............ 26,072 203,362
BioMarin Pharmaceutical, Inc. ............ 274 16,284
Bridgebio Pharma, Inc. ................. 3,131 239,490
Caris Life Sciences, Inc.
(b)
............... 6,190 167,006
Catalyst Pharmaceuticals, Inc. ............ 9,755 227,682
Celldex Therapeutics, Inc. ............... 1,045 28,382
Cidara Therapeutics, Inc. ............... 89 19,659
Cogent Biosciences, Inc. ................ 600 21,312
Cytokinetics, Inc. ..................... 2,575 163,616
Day One Biopharmaceuticals, Inc. ......... 17,941 167,210
Dyne Therapeutics, Inc. ................ 780 15,257
Editas Medicine, Inc. .................. 17,575 36,029
Exact Sciences Corp. .................. 4,936 501,300
Exelixis, Inc. ........................ 9,617 421,513
GRAIL, Inc. ......................... 687 58,800
Halozyme Therapeutics, Inc. ............. 728 48,994
Ideaya Biosciences, Inc. ................ 6,816 235,629
Insmed, Inc. ........................ 4,389 763,862
Intellia Therapeutics, Inc. ............... 6,521 58,624
Ionis Pharmaceuticals, Inc. .............. 5,659 447,684
Kura Oncology, Inc. ................... 5,528 57,436
Kymera Therapeutics, Inc. ............... 1,187 92,360
Madrigal Pharmaceuticals, Inc. ............ 564 328,440
MannKind Corp. ..................... 22,267 126,254
MiMedx Group, Inc. ................... 24,889 168,499
Mirum Pharmaceuticals, Inc. ............. 1,363 107,663
Moderna, Inc. ....................... 5,013 147,833
Monte Rosa Therapeutics, Inc. ............ 1,014 15,900
Natera, Inc. ......................... 680 155,781
Neurocrine Biosciences, Inc. ............. 2,210 313,444
Praxis Precision Medicines, Inc. ........... 710 209,265

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Protagonist Therapeutics, Inc. ............ 287 $ 25,067
Prothena Corp. plc .................... 1,375 13,131
PTC Therapeutics, Inc. ................. 2,320 176,227
Recursion Pharmaceuticals, Inc. , Class A ..... 27,703 113,305
REGENXBIO, Inc. .................... 12,636 181,958
Revolution Medicines, Inc. ............... 5,311 423,021
Roivant Sciences Ltd. .................. 1,685 36,565
Sarepta Therapeutics, Inc. ............... 8,054 173,322
Scholar Rock Holding Corp. .............. 481 21,188
Soleno Therapeutics, Inc. ............... 1,713 79,312
SQZ Biotechnologies Co. ............... 601 14
Summit Therapeutics, Inc.
(b)
.............. 1,273 22,265
Syndax Pharmaceuticals, Inc. ............ 10,089 211,970
TG Therapeutics, Inc. .................. 7,984 238,003
Travere Therapeutics, Inc. ............... 1,950 74,510
Twist Bioscience Corp. ................. 5,685 180,328
Ultragenyx Pharmaceutical, Inc. ........... 8,847 203,481
United Therapeutics Corp. ............... 1,266 616,859
Vanda Pharmaceuticals, Inc. ............. 25,706 226,727
Vaxcyte, Inc. ........................ 1,464 67,549
Vera Therapeutics, Inc. , Class A ........... 832 42,133
Veracyte, Inc. ....................... 5,330 224,393
Vericel Corp. ........................ 547 19,698
Viking Therapeutics, Inc.
(b)
............... 7,083 249,180
Voyager Therapeutics, Inc.
(b)
............. 6,119 24,048
Xencor, Inc. ........................ 2,358 36,101
Zymeworks, Inc. ..................... 5,895 155,215
10,463,571
Broadline Retail — 0.9%
Dillard's, Inc. , Class A .................. 164 99,440
Etsy, Inc.
(a)
......................... 7,650 424,116
Groupon, Inc.
(a) (b)
..................... 5,853 103,071
Kohl's Corp. ........................ 9,136 186,466
Macy's, Inc. ........................ 14,911 328,787
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 2,682 293,974
1,435,854
Building Products — 1.1%
Advanced Drainage Systems, Inc. ......... 1,073 155,403
Allegion plc ......................... 3,278 521,923
Armstrong World Industries, Inc. ........... 1,993 380,862
AZZ, Inc. .......................... 169 18,113
Fortune Brands Innovations, Inc. .......... 2,466 123,349
Owens Corning ...................... 3,417 382,397
Resideo Technologies, Inc.
(a)
............. 2,052 72,066
UFP Industries, Inc. ................... 316 28,772
Zurn Elkay Water Solutions Corp. .......... 1,078 50,116
1,733,001
Capital Markets — 2.7%
BGC Group, Inc. , Class A ............... 2,330 20,807
Evercore, Inc. , Class A ................. 401 136,440
FactSet Research Systems, Inc. ........... 1,188 344,746
Franklin Resources, Inc. ................ 18,049 431,191
Houlihan Lokey, Inc. , Class A ............. 2,565 446,797
Interactive Brokers Group, Inc. , Class A ...... 7,921 509,400
Invesco Ltd. ........................ 3,000 78,810
Janus Henderson Group plc ............. 3,883 184,714
Jefferies Financial Group, Inc. ............ 4,888 302,909
MarketAxess Holdings, Inc. .............. 1,233 223,481
Morningstar, Inc. ..................... 1,354 294,238
PJT Partners, Inc. , Class A .............. 339 56,681
SEI Investments Co. ................... 4,319 354,244
Silvercrest Asset Management Group, Inc. , Class
A ............................. 933 14,172
Security
Shares
Shares Value
Capital Markets (continued)
StepStone Group, Inc. , Class A ........... 788 $ 50,566
Virtu Financial, Inc. , Class A .............. 13,815 460,316
Webull Corp.
(a)
....................... 4,838 37,591
XP, Inc. , Class A ..................... 16,137 264,163
4,211,266
Chemicals — 1.2%
Albemarle Corp. ..................... 2,178 308,056
Balchem Corp. ...................... 270 41,407
Celanese Corp. ...................... 3,195 135,085
Element Solutions, Inc. ................. 4,738 118,403
FMC Corp.
(b)
........................ 6,443 89,364
Huntsman Corp. ..................... 56,608 566,080
Mativ Holdings, Inc. ................... 12,347 150,016
Mosaic Co. (The) ..................... 11,627 280,095
Olin Corp. .......................... 7,382 153,767
1,842,273
Commercial Services & Supplies — 0.2%
ACV Auctions, Inc. , Class A
(a)
............. 7,963 63,863
CoreCivic, Inc.
(a)
..................... 4,398 84,046
GEO Group, Inc. (The)
(a)
................ 5,382 86,758
Montrose Environmental Group, Inc.
(a)
....... 1,090 27,064
Tetra Tech, Inc. ...................... 2,735 91,732
353,463
Communications Equipment — 2.1%
(a)
ADTRAN Holdings, Inc. ................ 2,171 18,866
Applied Optoelectronics, Inc. ............. 3,081 107,404
Calix, Inc. .......................... 10,011 529,882
Ciena Corp. ........................ 4,597 1,075,100
CommScope Holding Co., Inc. ............ 7,866 142,611
Extreme Networks, Inc. ................. 5,818 96,870
F5, Inc. ........................... 200 51,052
Harmonic, Inc. ....................... 24,317 240,495
Lumentum Holdings, Inc.
(b)
.............. 2,365 871,715
NETGEAR, Inc. ...................... 604 14,816
Viasat, Inc. ......................... 2,947 101,554
3,250,365
Construction & Engineering — 3.2%
AECOM ........................... 3,903 372,073
API Group Corp.
(a)
.................... 509 19,474
Argan, Inc. ......................... 133 41,672
Centuri Holdings, Inc.
(a)
................. 2,826 71,357
Comfort Systems USA, Inc. .............. 1,739 1,622,991
Construction Partners, Inc. , Class A
(a)
....... 1,309 142,092
Dycom Industries, Inc.
(a)
................ 1,483 501,106
EMCOR Group, Inc. ................... 642 392,769
Everus Construction Group, Inc.
(a)
.......... 833 71,271
Fluor Corp.
(a)
........................ 5,466 216,618
MasTec, Inc.
(a)
....................... 4,224 918,171
Primoris Services Corp. ................ 1,011 125,506
Sterling Infrastructure, Inc.
(a)
............. 184 56,346
Tutor Perini Corp. .................... 5,488 367,806
WillScot Holdings Corp. , Class A .......... 1,962 36,944
4,956,196
Consumer Finance — 2.5%
Ally Financial, Inc. .................... 14,448 654,350
Dave, Inc. , Class A
(a)
.................. 72 15,941
Encore Capital Group, Inc.
(a)
............. 2,222 120,766
Enova International, Inc.
(a)
............... 4,074 640,433
EZCORP, Inc. , Class A
(a)
................ 9,673 187,850
LendingClub Corp.
(a)
................... 1,766 33,448
LendingTree, Inc.
(a)
.................... 846 44,914
Navient Corp. ....................... 8,656 112,528

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
OneMain Holdings, Inc. ................. 12,610 $ 851,805
Oportun Financial Corp.
(a)
............... 10,583 55,984
PRA Group, Inc.
(a)
.................... 9,514 168,303
SoFi Technologies, Inc.
(a)
................ 28,759 752,911
Upstart Holdings, Inc.
(a)
................. 3,906 170,809
3,810,042
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc. , Class A ............ 14,140 242,784
BJ's Wholesale Club Holdings, Inc.
(a)
........ 7,706 693,771
Casey's General Stores, Inc. ............. 1,454 803,640
Chefs' Warehouse, Inc. (The)
(a)
........... 580 36,151
Maplebear, Inc.
(a)
..................... 7,915 356,017
Performance Food Group Co.
(a)
........... 13,795 1,240,447
Sprouts Farmers Market, Inc.
(a)
............ 8,666 690,420
United Natural Foods, Inc.
(a)
.............. 5,767 194,175
US Foods Holding Corp.
(a)
............... 2,352 177,153
4,434,558
Containers & Packaging — 0.8%
Crown Holdings, Inc. .................. 6,314 650,153
Greif, Inc. , Class A .................... 525 35,542
Packaging Corp. of America ............. 2,529 521,556
1,207,251
Distributors — 0.3%
GigaCloud Technology, Inc. , Class A
(a)
....... 2,474 97,179
Gold.com, Inc. ....................... 6,011 204,674
LKQ Corp. ......................... 4,913 148,373
Pool Corp. ......................... 209 47,809
498,035
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.
(a)
...... 5,205 527,787
Coursera, Inc.
(a)
...................... 22,553 165,990
Duolingo, Inc. , Class A
(a)
................ 1,598 280,449
Frontdoor, Inc.
(a)
...................... 1,492 86,074
Grand Canyon Education, Inc.
(a)
........... 1,277 212,378
H&R Block, Inc. ...................... 1,256 54,737
Laureate Education, Inc.
(a)
............... 9,781 329,326
Perdoceo Education Corp. ............... 719 21,088
Strategic Education, Inc. ................ 181 14,516
Udemy, Inc.
(a)
....................... 6,354 37,171
1,729,516
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............... 1,600 33,024
Essential Properties Realty Trust, Inc. ....... 3,514 104,225
137,249
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. , Class A
(a)
.......... 6,334 460,038
GCI Liberty, Inc. , Class A
(a)
.............. 84 3,097
Globalstar, Inc.
(a)
..................... 1,266 77,277
IDT Corp. , Class B .................... 1,016 52,029
Iridium Communications, Inc. ............. 2,668 46,370
Liberty Global Ltd. , Class A
(a)
............. 6,621 73,758
Lumen Technologies, Inc.
(a)
.............. 25,930 201,476
914,045
Electric Utilities — 0.6%
NRG Energy, Inc. ..................... 1,661 264,497
Oklo, Inc. , Class A
(a)
................... 851 61,068
Portland General Electric Co. ............. 13,495 647,625
973,190
Security
Shares
Shares Value
Electrical Equipment — 2.0%
Acuity, Inc. ......................... 579 $ 208,463
American Superconductor Corp.
(a)
......... 264 7,598
Bloom Energy Corp. , Class A
(a)
............ 6,223 540,716
EnerSys
(b)
.......................... 4,137 607,105
Enovix Corp.
(a) (b)
...................... 1,941 14,189
Eos Energy Enterprises, Inc. , Class A
(a)
...... 2,476 28,375
Fluence Energy, Inc. , Class A
(a)
........... 1,149 22,727
Generac Holdings, Inc.
(a)
................ 1,223 166,781
Nextpower, Inc. , Class A
(a)
............... 5,407 471,004
NuScale Power Corp. , Class A
(a)
........... 4,932 69,886
nVent Electric plc ..................... 2,836 289,187
Regal Rexnord Corp. .................. 2,281 320,070
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 1,974 16,779
Sunrun, Inc.
(a)
....................... 5,372 98,845
Vicor Corp.
(a)
........................ 1,700 186,320
3,048,045
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc. .......... 2,033 425,649
Avnet, Inc. ......................... 1,840 88,467
Badger Meter, Inc. .................... 714 124,529
Cognex Corp. ....................... 10,296 370,450
Coherent Corp.
(a)
..................... 4,402 812,477
Fabrinet
(a) (b)
......................... 1,313 597,783
Flex Ltd.
(a)
.......................... 12,525 756,761
Insight Enterprises, Inc.
(a)
............... 815 66,398
IPG Photonics Corp.
(a)
................. 1,546 110,694
Jabil, Inc. .......................... 62 14,137
Littelfuse, Inc. ....................... 245 61,965
Methode Electronics, Inc. ............... 19,680 130,675
Mirion Technologies, Inc. , Class A
(a)
........ 2,653 62,133
Napco Security Technologies, Inc. ......... 485 20,225
nLight, Inc.
(a)
........................ 2,654 99,552
OSI Systems, Inc.
(a)
................... 72 18,364
Ouster, Inc.
(a)
........................ 3,997 86,495
PC Connection, Inc. ................... 2,180 125,917
Plexus Corp.
(a)
....................... 565 83,055
Sanmina Corp.
(a)
..................... 1,694 254,219
TD SYNNEX Corp. .................... 697 104,710
TTM Technologies, Inc.
(a)
................ 5,959 411,171
Vontier Corp. ........................ 1,008 37,477
4,863,303
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 5,370 139,727
Liberty Energy, Inc. , Class A ............. 4,680 86,393
Oceaneering International, Inc.
(a)
.......... 12,607 302,946
Patterson-UTI Energy, Inc. .............. 47,844 292,327
TechnipFMC plc ...................... 5,800 258,448
Transocean Ltd.
(a)
.................... 57,363 236,909
1,316,750
Entertainment — 0.4%
(a)
Gaia, Inc. , Class A .................... 1,508 5,474
Roku, Inc. , Class A .................... 6,278 681,100
686,574
Financial Services — 1.5%
Affirm Holdings, Inc. , Class A
(a)
............ 7,840 583,531
Essent Group Ltd. .................... 3,357 218,239
Euronet Worldwide, Inc.
(a)
............... 297 22,605
NMI Holdings, Inc. , Class A
(a)
............. 10,194 415,813
Pagseguro Digital Ltd. , Class A ........... 19,777 190,650
Remitly Global, Inc.
(a)
.................. 21,918 302,468
StoneCo Ltd. , Class A
(a)
................ 1,941 28,707
Toast, Inc. , Class A
(a)
.................. 2,915 103,512
Velocity Financial, Inc.
(a)
................ 7,587 157,506

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. ................... 1,953 $ 145,479
Walker & Dunlop, Inc. .................. 1,506 90,586
2,259,096
Food Products — 0.0%
Cal-Maine Foods, Inc. .................. 580 46,151
Smithfield Foods, Inc. .................. 868 19,382
65,533
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ...... 2,370 107,598
National Fuel Gas Co. ................. 818 65,489
New Jersey Resources Corp.
(b)
........... 23,580 1,087,510
ONE Gas, Inc. ....................... 222 17,149
Southwest Gas Holdings, Inc. ............ 2,236 178,925
1,456,671
Ground Transportation — 0.7%
Covenant Logistics Group, Inc. , Class A ...... 3,715 81,879
Lyft, Inc. , Class A
(a)
.................... 18,044 349,512
Ryder System, Inc. .................... 1,131 216,462
Saia, Inc.
(a)
......................... 142 46,366
U-Haul Holding Co.
(a)
.................. 758 38,211
U-Haul Holding Co. ................... 596 27,857
XPO, Inc.
(a)
......................... 2,222 301,992
1,062,279
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.
(a)
....................... 14,060 11,594
DENTSPLY SIRONA, Inc. ............... 9,354 106,916
Glaukos Corp.
(a)
...................... 2,154 243,208
Haemonetics Corp.
(a)
.................. 1,272 101,951
Inmode Ltd.
(a)
....................... 7,083 104,049
Inspire Medical Systems, Inc.
(a)
........... 945 87,157
iRadimed Corp. ...................... 2,416 235,028
iRhythm Technologies, Inc.
(a)
............. 1,512 268,289
LivaNova plc
(a)
....................... 1,920 118,138
NeuroPace, Inc.
(a)
.................... 6,983 107,818
Novocure Ltd.
(a)
...................... 18,489 239,063
Omnicell, Inc.
(a)
...................... 2,930 132,729
Penumbra, Inc.
(a)
..................... 238 73,997
Tandem Diabetes Care, Inc.
(a)
............ 4,210 92,536
TransMedics Group, Inc.
(a)
............... 851 103,524
Varex Imaging Corp.
(a)
................. 1,632 19,013
2,045,010
Health Care Providers & Services — 3.6%
Alignment Healthcare, Inc.
(a)
............. 9,236 182,411
Aveanna Healthcare Holdings, Inc.
(a)
........ 7,384 60,327
Billiontoone, Inc. , Class A
(a)
.............. 7 573
BrightSpring Health Services, Inc.
(a)
........ 1,867 69,919
Castle Biosciences, Inc.
(a)
............... 2,207 85,852
Clover Health Investments Corp. , Class A
(a)
... 11,693 27,479
CorVel Corp.
(a)
....................... 317 21,451
Cross Country Healthcare, Inc.
(a)
.......... 801 6,488
Encompass Health Corp.
(b)
.............. 9,022 957,595
Ensign Group, Inc. (The) ................ 1,254 218,447
Fulgent Genetics, Inc.
(a)
................ 1,690 44,396
GeneDx Holdings Corp. , Class A
(a)
......... 126 16,388
Guardant Health, Inc.
(a)
................. 4,039 412,544
HealthEquity, Inc.
(a)
.................... 2,659 243,591
Henry Schein, Inc.
(a)
................... 3,247 245,408
Hims & Hers Health, Inc. , Class A
(a)
......... 8,349 271,092
Hinge Health, Inc. , Class A
(a)
............. 2,188 101,633
LifeStance Health Group, Inc.
(a)
........... 40,150 282,656
Molina Healthcare, Inc.
(a)
................ 232 40,261
PACS Group, Inc.
(a)
................... 2,403 92,251
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.
(a)
............... 9,551 $ 226,454
Progyny, Inc.
(a)
....................... 5,115 131,353
RadNet, Inc.
(a)
....................... 827 59,007
Select Medical Holdings Corp. ............ 17,800 264,330
Tenet Healthcare Corp.
(a)
................ 4,330 860,458
Universal Health Services, Inc. , Class B ..... 1,811 394,834
Viemed Healthcare, Inc.
(a)
............... 21,404 159,032
5,476,230
Health Care REITs — 0.4%
Omega Healthcare Investors, Inc. .......... 13,533 600,053
Health Care Technology — 0.4%
(a)
Doximity, Inc. , Class A ................. 7,090 313,945
Health Catalyst, Inc.
(b)
.................. 8,553 20,442
Phreesia, Inc. ....................... 8,820 149,234
Schrodinger, Inc. ..................... 9,108 162,851
646,472
Hotel & Resort REITs — 0.7%
DiamondRock Hospitality Co. ............. 16,885 151,290
Host Hotels & Resorts, Inc. .............. 46,501 824,463
RLJ Lodging Trust .................... 4,548 33,882
1,009,635
Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp. ................... 452 38,528
Caesars Entertainment, Inc.
(a)
............ 4,515 105,606
Dutch Bros, Inc. , Class A
(a)
.............. 899 55,037
Monarch Casino & Resort, Inc. ............ 216 20,671
Norwegian Cruise Line Holdings Ltd.
(a)
....... 11,918 266,010
Planet Fitness, Inc. , Class A
(a)
............ 768 83,305
Red Rock Resorts, Inc. , Class A ........... 329 20,381
Rush Street Interactive, Inc. , Class A
(a)
...... 9,372 182,098
Sharplink Gaming, Inc.
(a)
................ 3,485 31,156
802,792
Household Durables — 0.8%
Century Communities, Inc. .............. 1,357 80,538
Champion Homes, Inc.
(a)
................ 1,797 151,846
Green Brick Partners, Inc.
(a)
.............. 648 40,604
KB Home .......................... 1,738 98,041
Leggett & Platt, Inc. ................... 6,524 71,764
LGI Homes, Inc.
(a)
.................... 932 40,039
M/I Homes, Inc.
(a)
..................... 2,230 285,328
Newell Brands, Inc. ................... 50,437 187,626
Sonos, Inc.
(a)
........................ 3,964 69,608
Toll Brothers, Inc. ..................... 1,741 235,418
Universal Electronics, Inc.
(a)
.............. 2,845 10,270
1,271,082
Household Products — 0.1%
Central Garden & Pet Co. , Class A
(a)
........ 4,059 118,482
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 10,234 146,756
Talen Energy Corp.
(a)
.................. 68 25,489
172,245
Industrial Conglomerates — 0.4%
Brookfield Business Corp. , Class A
(b)
........ 18,003 645,948
Industrial REITs — 0.8%
Americold Realty Trust, Inc. .............. 8,147 104,770
EastGroup Properties, Inc. .............. 348 61,993
First Industrial Realty Trust, Inc. ........... 17,532 1,004,058
1,170,821

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 3.7%
AMERISAFE, Inc. .................... 7,243 $ 278,204
Assurant, Inc. ....................... 1,657 399,088
Assured Guaranty Ltd. ................. 2,180 195,917
Axis Capital Holdings Ltd. ............... 1,418 151,854
Donegal Group, Inc. , Class A ............. 3,323 66,393
eHealth, Inc.
(a)
....................... 10,836 49,846
Fidelis Insurance Holdings Ltd. ............ 3,314 64,855
First American Financial Corp. ............ 2,205 135,475
Genworth Financial, Inc. , Class A
(a)
......... 2,028 18,313
Globe Life, Inc. ...................... 1,572 219,860
Hanover Insurance Group, Inc. (The) ....... 2,579 471,364
Kinsale Capital Group, Inc. .............. 525 205,338
Lemonade, Inc.
(a)
..................... 1,880 133,818
Mercury General Corp. ................. 1,069 100,550
NI Holdings, Inc.
(a)
.................... 9,875 131,337
Oscar Health, Inc. , Class A
(a)
............. 8,144 117,029
Palomar Holdings, Inc.
(a)
................ 3,489 470,178
Reinsurance Group of America, Inc. ........ 6,713 1,365,827
RenaissanceRe Holdings Ltd. ............ 379 106,560
Root, Inc. , Class A
(a)
................... 524 37,848
Stewart Information Services Corp. ......... 6,510 457,393
Tiptree, Inc. ........................ 664 12,131
Universal Insurance Holdings, Inc. ......... 1,526 51,579
Unum Group ........................ 5,024 389,360
5,630,117
Interactive Media & Services — 0.5%
EverQuote, Inc. , Class A
(a)
............... 7,461 201,447
Grindr, Inc.
(a)
........................ 7,887 106,790
QuinStreet, Inc.
(a)
..................... 11,566 166,203
Shutterstock, Inc. ..................... 1,568 29,949
Taboola.com Ltd.
(a)
.................... 34,088 157,146
Yelp, Inc.
(a)
......................... 1,203 36,559
ZipRecruiter, Inc. , Class A
(a)
.............. 35,883 139,944
838,038
IT Services — 0.7%
Amdocs Ltd. ........................ 3,744 301,430
Applied Digital Corp.
(a)
................. 3,366 82,534
EPAM Systems, Inc.
(a)
.................. 1,740 356,491
Fastly, Inc. , Class A
(a)
.................. 2,711 27,598
Globant SA
(a)
........................ 4,014 262,395
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 2,142 19,342
Kyndryl Holdings, Inc.
(a)
................. 3,541 94,049
1,143,839
Leisure Products — 0.3%
Hasbro, Inc. ........................ 3,927 322,014
Peloton Interactive, Inc. , Class A
(a)
......... 19,728 121,524
Polaris, Inc. ......................... 591 37,381
480,919
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.
(a)
.......... 1,562 25,367
Avantor, Inc.
(a)
....................... 4,608 52,808
Bio-Techne Corp. ..................... 961 56,516
Charles River Laboratories International, Inc.
(a)
. 681 135,846
Medpace Holdings, Inc.
(a)
............... 245 137,604
QIAGEN NV ........................ 2,001 89,985
Repligen Corp.
(a)
..................... 256 41,948
Tempus AI, Inc.
(a)
..................... 3,062 180,811
720,885
Machinery — 4.1%
Aebi Schmidt Holding AG
(b)
.............. 7,247 91,675
Astec Industries, Inc. .................. 1 43
Atmus Filtration Technologies, Inc. ......... 7,713 400,382
Security
Shares
Shares Value
Machinery (continued)
Chart Industries, Inc.
(a)
................. 443 $ 91,360
Crane Co. .......................... 481 88,711
Donaldson Co., Inc. ................... 7,027 623,014
Energy Recovery, Inc.
(a)
................ 5,160 69,608
ESCO Technologies, Inc. ............... 788 153,967
Federal Signal Corp. .................. 810 87,958
Flowserve Corp. ..................... 6,771 469,772
Franklin Electric Co., Inc. ............... 2,936 280,476
Greenbrier Cos., Inc. (The) .............. 2,173 101,566
ITT, Inc. ........................... 4,311 748,002
Lincoln Electric Holdings, Inc. ............ 1,506 360,898
Mueller Industries, Inc. ................. 8,968 1,029,526
Oshkosh Corp. ...................... 354 44,473
Pentair plc ......................... 8,842 920,806
RBC Bearings, Inc.
(a)
.................. 90 40,359
SPX Technologies, Inc.
(a)
................ 1,091 218,265
Stanley Black & Decker, Inc. ............. 3,252 241,559
Toro Co. (The) ....................... 1,395 109,814
Worthington Enterprises, Inc. ............. 2,148 110,772
6,283,006
Marine Transportation — 0.6%
Kirby Corp.
(a)
........................ 4,394 484,131
Matson, Inc. ........................ 2,917 360,395
844,526
Media — 1.3%
DoubleVerify Holdings, Inc.
(a)
............. 6,367 72,838
EchoStar Corp. , Class A
(a)
............... 2,305 250,554
Magnite, Inc.
(a)
....................... 6,009 97,526
New York Times Co. (The) , Class A ......... 8,107 562,788
News Corp. , Class A ................... 18,028 470,891
News Corp. , Class B
(b)
................. 3,689 109,305
Omnicom Group, Inc. .................. 2,830 228,523
Sirius XM Holdings, Inc. ................ 7,563 151,222
1,943,647
Metals & Mining — 3.0%
Alcoa Corp. ......................... 5,355 284,565
Alpha Metallurgical Resources, Inc.
(a)
....... 1,829 365,581
Century Aluminum Co.
(a)
................ 5,998 235,002
Cleveland-Cliffs, Inc.
(a)
................. 31,299 415,651
Coeur Mining, Inc.
(a)
................... 17,594 313,701
Commercial Metals Co. ................. 2,010 139,132
Constellium SE , Class A
(a)
............... 18,850 355,323
Elevra Lithium Ltd. , ADR
(a)
............... 674 35,432
Hecla Mining Co. ..................... 6,950 133,371
Kaiser Aluminum Corp. ................. 2,305 264,752
Materion Corp. ...................... 1,325 164,724
MP Materials Corp. , Class A
(a) (b)
........... 3,939 198,998
Novagold Resources, Inc.
(a)
.............. 1,523 14,194
Olympic Steel, Inc. .................... 5,221 223,380
Ramaco Resources, Inc. , Class A
(a)
......... 4,506 81,108
Ramaco Resources, Inc. , Class B .......... 32 376
Reliance, Inc. ....................... 2,634 760,884
Royal Gold, Inc. ...................... 2,239 497,707
SSR Mining, Inc.
(a)
.................... 2,433 53,331
Warrior Met Coal, Inc. .................. 1,091 96,193
4,633,405
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc. .......... 1,423 31,818
Multi-Utilities — 0.8%
Avista Corp. ........................ 21,031 810,535
Black Hills Corp. ..................... 1,506 104,547

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Northwestern Energy Group, Inc. .......... 4,808 $ 310,308
1,225,390
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. ................ 2,976 52,943
Antero Resources Corp.
(a)
............... 10,908 375,890
Ardmore Shipping Corp. ................ 1,096 11,607
California Resources Corp. .............. 4,505 201,418
Centrus Energy Corp. , Class A
(a)
........... 413 100,260
Chord Energy Corp.
(b)
.................. 5,459 506,049
Civitas Resources, Inc. ................. 3,963 107,358
CNX Resources Corp.
(a)
................ 2,353 86,520
Crescent Energy, Inc. , Class A ............ 3,591 30,128
Delek US Holdings, Inc. ................ 2,120 62,879
DT Midstream, Inc. .................... 395 47,273
Energy Fuels, Inc.
(a) (b)
.................. 6,553 95,281
EQT Corp. ......................... 4,278 229,301
Green Plains, Inc.
(a)
................... 1,291 12,652
HF Sinclair Corp. ..................... 7,957 366,658
International Seaways, Inc. .............. 823 39,957
Matador Resources Co. ................ 5,343 226,757
Murphy Oil Corp. ..................... 774 24,187
Northern Oil & Gas, Inc. ................ 1,778 38,174
Ovintiv, Inc. ......................... 7,495 293,729
Par Pacific Holdings, Inc.
(a)
.............. 2,552 89,677
PBF Energy, Inc. , Class A ............... 2,377 64,464
Permian Resources Corp. , Class A ......... 1,665 23,360
Range Resources Corp. ................ 1,473 51,938
Scorpio Tankers, Inc. .................. 3,231 164,232
SM Energy Co.
(b)
..................... 31,611 591,126
Uranium Energy Corp.
(a)
................ 10,731 125,338
4,019,156
Passenger Airlines — 0.8%
(a)
Alaska Air Group, Inc. .................. 7,744 389,523
American Airlines Group, Inc. ............. 4,186 64,172
Joby Aviation, Inc. , Class A .............. 20,721 273,517
SkyWest, Inc. ....................... 4,713 473,232
1,200,444
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 34,528 435,053
Amylyx Pharmaceuticals, Inc.
(a)
........... 5,391 65,123
Arvinas, Inc.
(a)
....................... 4,297 50,962
Atea Pharmaceuticals, Inc.
(a)
............. 14,243 50,848
Axsome Therapeutics, Inc.
(a)
............. 271 49,495
Corcept Therapeutics, Inc.
(a)
............. 4,023 140,000
Harmony Biosciences Holdings, Inc.
(a)
....... 3,882 145,264
Jazz Pharmaceuticals plc
(a)
.............. 1,572 267,240
Nektar Therapeutics
(a)
.................. 1,413 59,742
Nuvation Bio, Inc. , Class A
(a)
............. 4,143 37,121
Ocular Therapeutix, Inc.
(a)
............... 4,083 49,568
Phibro Animal Health Corp. , Class A ........ 1,411 52,715
Tarsus Pharmaceuticals, Inc.
(a)
............ 1,982 162,286
Theravance Biopharma, Inc.
(a)
............ 1,157 21,648
Trevi Therapeutics, Inc.
(a)
............... 9,266 116,010
Viatris, Inc. ......................... 8,808 109,660
WaVe Life Sciences Ltd.
(a)
............... 4,530 77,010
1,889,745
Professional Services — 2.2%
CACI International, Inc. , Class A
(a)
......... 613 326,613
ExlService Holdings, Inc.
(a)
.............. 22,958 974,338
Forrester Research, Inc.
(a)
............... 1,241 10,077
Genpact Ltd. ........................ 12,018 562,202
IBEX Holdings Ltd.
(a)
................... 6,017 229,729
ICF International, Inc. .................. 423 36,082
Security
Shares
Shares Value
Professional Services (continued)
KBR, Inc. .......................... 6,361 $ 255,712
Legalzoom.com, Inc.
(a)
................. 9,585 95,179
ManpowerGroup, Inc. .................. 2,863 85,117
Maximus, Inc. ....................... 1,872 161,591
Planet Labs PBC , Class A
(a)
.............. 6,168 121,633
RCM Technologies, Inc.
(a)
............... 1,774 36,269
Robert Half, Inc. ..................... 5,467 148,484
TriNet Group, Inc. .................... 647 38,257
Upwork, Inc.
(a)
....................... 5,566 110,318
Willdan Group, Inc.
(a)
.................. 1,523 157,874
3,349,475
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
............. 2,312 32,738
Compass, Inc. , Class A
(a)
................ 13,685 144,650
Kennedy-Wilson Holdings, Inc. ............ 6,974 67,439
Marcus & Millichap, Inc. ................ 1,655 45,165
Newmark Group, Inc. , Class A ............ 2,735 47,425
Opendoor Technologies, Inc. , Class A
(a)
...... 3,285 19,151
Zillow Group, Inc. , Class A
(a)
............. 1,111 75,804
Zillow Group, Inc. , Class C
(a)
............. 3,878 264,557
696,929
Residential REITs — 0.3%
Camden Property Trust ................. 3,218 354,237
Veris Residential, Inc. .................. 2,019 30,043
384,280
Retail REITs — 2.6%
Agree Realty Corp.
(b)
.................. 11,764 847,361
FrontView REIT, Inc.
(b)
................. 3,107 45,859
Kimco Realty Corp. ................... 54,325 1,101,168
NNN REIT, Inc. ...................... 31,746 1,258,094
Regency Centers Corp. ................ 7,214 497,983
Urban Edge Properties ................. 10,101 193,838
3,944,303
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc. , Class A
(a)
............ 1,073 42,330
Allegro MicroSystems, Inc.
(a)
............. 880 23,214
Ambarella, Inc.
(a)
..................... 3,456 244,823
Astera Labs, Inc.
(a)
.................... 3,324 552,981
Cirrus Logic, Inc.
(a)
.................... 777 92,075
Credo Technology Group Holding Ltd.
(a)
...... 4,674 672,542
Impinj, Inc.
(a)
........................ 1,034 179,926
Kulicke & Soffa Industries, Inc. ............ 2,383 108,570
Lattice Semiconductor Corp.
(a)
............ 1,731 127,367
MACOM Technology Solutions Holdings, Inc.
(a)
. 337 57,721
MaxLinear, Inc.
(a)
..................... 6,726 117,234
Navitas Semiconductor Corp.
(a)
........... 1,653 11,803
Onto Innovation, Inc.
(a)
................. 969 152,966
Photronics, Inc.
(a)
..................... 671 21,472
Qorvo, Inc.
(a)
........................ 2,904 245,417
Rambus, Inc.
(a) (b)
..................... 4,833 444,104
Rigetti Computing, Inc.
(a)
................ 6,631 146,877
Silicon Laboratories, Inc.
(a)
............... 1,853 242,187
SiTime Corp.
(a)
....................... 653 230,633
Skyworks Solutions, Inc.
(b)
............... 7,247 459,532
Synaptics, Inc.
(a)
..................... 3,039 224,947
4,398,721
Software — 4.7%
ACI Worldwide, Inc.
(a)
.................. 6,472 309,426
Alarm.com Holdings, Inc.
(a)
.............. 9,095 464,027
Amplitude, Inc. , Class A
(a)
............... 18,106 209,667
Appian Corp. , Class A
(a)
................ 561 19,871
Asana, Inc. , Class A
(a)
.................. 7,267 99,631

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Aurora Innovation, Inc. , Class A
(a)
.......... 39,536 $ 151,818
Box, Inc. , Class A
(a) (b)
.................. 8,279 247,625
C3.ai, Inc. , Class A
(a)
.................. 8,122 109,485
Cipher Mining, Inc.
(a)
................... 3,835 56,605
Cleanspark, Inc.
(a) (b)
................... 7,904 79,988
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 6,338 152,873
Confluent, Inc. , Class A
(a)
............... 8,398 253,956
Dolby Laboratories, Inc. , Class A .......... 1,431 91,899
D-Wave Quantum, Inc.
(a) (b)
............... 6,370 166,575
Dynatrace, Inc.
(a)
..................... 5,517 239,107
Elastic NV
(a)
........................ 4,902 369,807
Five9, Inc.
(a)
........................ 5,262 105,503
Freshworks, Inc. , Class A
(a)
.............. 12,680 155,330
Gitlab, Inc. , Class A
(a)
.................. 3,785 142,051
Guidewire Software, Inc.
(a)
............... 4,035 811,075
Hut 8 Corp.
(a) (b)
...................... 1,221 56,093
InterDigital, Inc.
(b)
..................... 249 79,277
JFrog Ltd.
(a)
......................... 1,309 81,760
LiveRamp Holdings, Inc.
(a)
............... 998 29,311
Manhattan Associates, Inc.
(a)
............. 752 130,329
MARA Holdings, Inc.
(a)
................. 2,787 25,027
Nutanix, Inc. , Class A
(a)
................. 3,204 165,615
Ooma, Inc.
(a) (b)
....................... 27,441 321,883
Pagaya Technologies Ltd. , Class A
(a)
........ 3,890 81,301
Porch Group, Inc.
(a)
................... 1,354 12,362
Progress Software Corp.
(a)
............... 1,827 78,488
Q2 Holdings, Inc.
(a)
.................... 717 51,739
Qualys, Inc.
(a)
....................... 3,326 442,025
RingCentral, Inc. , Class A
(a)
.............. 5,026 145,151
Riot Platforms, Inc.
(a)
.................. 4,506 57,091
Rubrik, Inc. , Class A
(a)
.................. 2,900 221,792
SentinelOne, Inc. , Class A
(a)
.............. 1,639 24,585
SoundHound AI, Inc. , Class A
(a) (b)
.......... 3,629 36,181
SoundThinking, Inc.
(a)
.................. 2,698 21,665
Sprout Social, Inc. , Class A
(a)
............. 2,018 22,743
Tenable Holdings, Inc.
(a)
................ 8,191 192,734
Terawulf, Inc.
(a)
...................... 5,113 58,748
UiPath, Inc. , Class A
(a)
................. 3,102 50,842
Unity Software, Inc.
(a)
.................. 5,734 253,271
Workiva, Inc. , Class A
(a)
................. 422 36,397
Zeta Global Holdings Corp. , Class A
(a)
....... 11,829 240,720
7,153,449
Specialized REITs — 1.1%
CubeSmart ......................... 33,742 1,216,399
EPR Properties
(b)
..................... 6,803 339,470
Four Corners Property Trust, Inc. .......... 1,874 43,214
Safehold, Inc. ....................... 946 12,951
1,612,034
Specialty Retail — 2.9%
Abercrombie & Fitch Co. , Class A
(a)
......... 1,334 167,911
Advance Auto Parts, Inc. ................ 351 13,794
American Eagle Outfitters, Inc. ............ 5,460 143,980
AutoNation, Inc.
(a)
..................... 540 111,499
Bath & Body Works, Inc. ................ 3,437 69,015
Boot Barn Holdings, Inc.
(a)
............... 1,300 229,411
Camping World Holdings, Inc. , Class A ...... 5,445 52,980
CarMax, Inc.
(a)
....................... 5,033 194,475
Carvana Co. , Class A
(a)
................. 362 152,771
EVgo, Inc. , Class A
(a)
.................. 4,841 14,088
Five Below, Inc.
(a)
..................... 1,539 289,886
Floor & Decor Holdings, Inc. , Class A
(a)
...... 1,175 71,546
Gap, Inc. (The) ...................... 9,578 245,197
Group 1 Automotive, Inc.
(b)
............... 1,157 455,048
Lithia Motors, Inc. , Class A .............. 1,642 545,686
Security
Shares
Shares Value
Specialty Retail (continued)
Murphy USA, Inc. .................... 192 $ 77,476
Penske Automotive Group, Inc.
(b)
.......... 2,792 441,946
RealReal, Inc. (The)
(a)
.................. 2,149 33,911
Revolve Group, Inc. , Class A
(a)
............ 1,217 36,741
RH
(a)
............................. 881 157,831
ThredUp, Inc. , Class A
(a)
................ 2,887 18,448
Urban Outfitters, Inc.
(a)
................. 3,574 268,979
Victoria's Secret & Co.
(a)
................ 3,095 167,656
Warby Parker, Inc. , Class A
(a)
............. 2,324 50,640
Wayfair, Inc. , Class A
(a) (b)
................ 4,034 405,054
4,415,969
Technology Hardware, Storage & Peripherals — 1.3%
(a)
IonQ, Inc. .......................... 7,909 354,877
Pure Storage, Inc. , Class A .............. 12,909 865,032
Sandisk Corp. ....................... 3,441 816,824
2,036,733
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. ................ 5,752 166,578
Levi Strauss & Co. , Class A .............. 3,919 81,280
Ralph Lauren Corp. , Class A ............. 2,071 732,326
Tapestry, Inc. ........................ 4,079 521,174
1,501,358
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ................ 3,959 254,286
Applied Industrial Technologies, Inc. ........ 1,566 402,102
BlueLinx Holdings, Inc.
(a)
................ 1,072 65,853
Boise Cascade Co. ................... 6,000 441,600
DNOW, Inc.
(a)
....................... 17,019 225,502
FTAI Aviation Ltd. ..................... 2,580 507,873
Global Industrial Co. ................... 1,191 34,801
Herc Holdings, Inc. .................... 299 44,366
McGrath RentCorp .................... 548 57,502
QXO, Inc.
(a)
......................... 5,393 104,031
SiteOne Landscape Supply, Inc.
(a)
.......... 259 32,261
Watsco, Inc.
(b)
....................... 214 72,107
WESCO International, Inc. ............... 1,751 428,365
Xometry, Inc. , Class A
(a)
................ 1,003 59,648
2,730,297
Water Utilities — 0.1%
H2O America ....................... 3,615 177,099
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 1,612 89,369
Total Common Stocks — 98 .8%
(Cost: $ 138,242,588 ) .............................. 151,533,061
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR
(a) (c)
........ 2,654 2,574
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 10,196 5,404
Total Rights — 0.0%
(Cost: $ 6,625 ) .................................. 7,978
Total Long-Term Investments — 98.8%
(Cost: $ 138,249,213 ) .............................. 151,541,039

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(f)
................... 8,045,893 $ 8,049,916
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,881,375 1,881,375
Total Short-Term Securities — 6 .5%
(Cost: $ 9,931,291 ) ............................... 9,931,291
Total Investments — 105 .3%
(Cost: $ 148,180,504 ) .............................. 161,472,330
Liabilities in Excess of Other Assets — (5.3) % ............. (8,126,727)
Net Assets — 100.0% ...............................
$ 153,345,603
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,356,475 $ — $ (6,305,980)
(a)
$ (1,649) $ 1,070 $ 8,049,916 8,045,893 $ 60,572
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,490,443 — 390,932
(a)
— — 1,881,375 1,881,375 58,057 —
$ (1,649) $ 1,070 $ 9,931,291 $ 118,629 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 03/20/26 $ 1,998 $ (37,962)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 37,962 $ — $ — $ — $ 37,962
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 53,007 $ — $ — $ — $ 53,007
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 15,319 $ — $ — $ — $ 15,319
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,696,239

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage SMID Cap V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 151,533,061 $ — $ — $ 151,533,061
Rights ................................................ — — 7,978 7,978
Short-Term Securities
Money Market Funds ...................................... 9,931,291 — — 9,931,291
$ 161,464,352 $ — $ 7,978 $ 161,472,330
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (37,962) $ — $ — $ (37,962)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2025
13
Statement of Assets and Liabilities
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 151,541,039
Investments, at value — affiliated
(c)
.......................................................................................... 9,931,291
Cash pledged: –
Futures contracts .................................................................................................... 125,000
Foreign currency, at value
(d)
............................................................................................... 711
Receivables: –
Securities lending income — affiliated ...................................................................................... 2,022
Capital shares sold ................................................................................................... 12,263
Dividends — unaffiliated ............................................................................................... 119,958
Dividends — affiliated ................................................................................................. 4,407
Prepaid e xpenses ..................................................................................................... 833
Total a ssets .........................................................................................................
161,737,524
LIABILITIES
Collateral on securities loaned ............................................................................................. 8,052,067
Payables: –
Capital shares redeemed ............................................................................................... 81,026
Distribution fees ..................................................................................................... 3,160
Interest expense .................................................................................................... 96
Investment advisory fees .............................................................................................. 53,710
Directors' and Officer's fees ............................................................................................. 30
Printing and postage fees .............................................................................................. 30,655
Professional fees .................................................................................................... 42,479
Transfer agent fees .................................................................................................. 94,782
Variation margin on futures contracts ....................................................................................... 14,134
Other accrued expenses ............................................................................................... 19,782
Total li abilities ........................................................................................................
8,391,921
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 153,345,603
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 137,520,174
Accumulated earnings .................................................................................................. 15,825,429
NET ASSETS ........................................................................................................
$ 153,345,603
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 138,249,213
(b)
  Securities loaned, at value ...................................................................................... $ 7,783,145
(c)
  Investments, at cost — affiliated ................................................................................... $ 9,931,291
(d)
  Foreign currency, at cost ....................................................................................... $ 770
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 138,012,482
Shares outstanding ...................................................................................................
5,661,248
Net asset value .....................................................................................................
$ 24.38
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 15,333,121
Shares outstanding ...................................................................................................
1,484,123
Net asset value .....................................................................................................
$ 10.33
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
15
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,923,128
Dividends — affiliated ................................................................................................. 58,057
Interest — unaffiliated ................................................................................................. 5,480
Securities lending income — affiliated — net ................................................................................. 60,572
Foreign taxes withheld ................................................................................................ (96)
Total investment income .................................................................................................
2,047,141
EXPENSES
Investment advisory .................................................................................................. 1,130,467
Transfer agent — class specific .......................................................................................... 303,259
Professional ....................................................................................................... 88,902
Custodian ......................................................................................................... 38,979
Distribution — class specific ............................................................................................ 38,113
Accounting services .................................................................................................. 35,164
Directors and Officer ................................................................................................. 7,732
Transfer agent ...................................................................................................... 5,238
Printing and postage ................................................................................................. 4,563
Miscellaneous ...................................................................................................... 12,160
Total expenses excluding interest expense .....................................................................................
1,664,577
Interest expense .................................................................................................... 586
Total expenses .......................................................................................................
1,665,163
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (494,123)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (303,254)
Total expenses after fees waived and/or reimbursed ..............................................................................
867,786
Net investment income ..................................................................................................
1,179,355
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,087,407
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 12,556,611
Investments — affiliated ............................................................................................. (1,649)
Futures contracts .................................................................................................. 53,007
A
12,607,969
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,463,017
Investments — affiliated ............................................................................................. 1,070
Foreign currency translations .......................................................................................... 32
Futures contracts .................................................................................................. 15,319
A
1,479,438
Net realized and unrealized gain ...........................................................................................
14,087,407
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 15,266,762

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
16
BlackRock Advantage SMID Cap V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,179,355  $ 1,179,911
Net realized gain .................................................................................. 12,607,969  18,574,151
Net change in unrealized appreciation (depreciation) .......................................................... 1,479,438  (1,742,903)
Net increase in net assets resulting from operations ............................................................. 15,266,762  18,011,159
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (9,579,527) (1,102,755)
Class III ....................................................................................... (2,181,203) (249,871)
Decrease in net assets resulting from distributions to shareholders ................................................... (11,760,730) (1,352,626)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (11,891,713) (13,216,065)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (8,385,681) 3,442,468
Beginning of year .................................................................................... 161,731,284  158,288,816
End of year ........................................................................................
$ 153,345,603  $ 161,731,284
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 23.56  $ 21.18  $ 17.98  $ 21.92  $ 27.49
Net investment income
(a)
....................................
0 .19  0 .17  0 .22  0 .20  0 .23
Net realized and unrealized gain (loss) ...........................
2 .43  2 .39  3 .17  ( 3 .82 ) 3 .13
Net increase (decrease) from investment operations ................... 2.62  2.56  3.39  (3.62) 3.36
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .21 ) ( 0 .18 ) ( 0 .19 ) ( 0 .18 ) ( 0 .26 )
From net realized gain ...................................... ( 1 .59 ) —  —  ( 0 .14 ) ( 8 .67 )
Total distributions ........................................... (1.80) (0.18) (0.19) (0.32) (8.93)
Net asset value, end of year .................................. $ 24.38  $ 23.56  $ 21.18  $ 17.98  $ 21.92
Total Return
(c)
Based on net asset value ..................................... 11.11% 12.05% 18.88% (16.48)% 13.64%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.08% 1.08% 1.11% 1.07% 1.09%
Total expenses after fees waived and/or reimbursed ...................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ......................................
0.81% 0.76% 1.17% 1.07% 0.80%
Supplemental Data
Net assets, end of year (000) ................................... $ 138,012  $ 143,761  $ 143,298  $ 135,137  $ 179,034
Portfolio turnover rate ........................................ 107% 115% 120% 124% 216%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
18
BlackRock Advantage SMID Cap V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 10.91  $ 9.90  $ 8.50  $ 10.57  $ 17.50
Net investment income
(a)
....................................
0 .06  0 .06  0 .10  0 .08  0 .10
Net realized and unrealized gain (loss) ...........................
1 .13  1 .11  1 .48  ( 1 .86 ) 1 .85
Net increase (decrease) from investment operations ................... 1.19  1.17  1.58  (1.78) 1.95
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .18 ) ( 0 .16 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 )
From net realized gain ...................................... ( 1 .59 ) —  —  ( 0 .14 ) ( 8 .67 )
Total distributions ........................................... (1.77) (0.16) (0.18) (0.29) (8.88)
Net asset value, end of year .................................. $ 10.33  $ 10.91  $ 9.90  $ 8.50  $ 10.57
Total Return
(c)
Based on net asset value ..................................... 10.87% 11.70% 18.63% (16.68)% 13.35%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.34% 1.33% 1.37% 1.33% 1.34%
Total expenses after fees waived and/or reimbursed ...................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ......................................
0.55% 0.53% 1.06% 0.83% 0.56%
Supplemental Data
Net assets, end of year (000) ................................... $ 15,333  $ 17,970  $ 14,991  $ 6,301  $ 7,027
Portfolio turnover rate ........................................ 107% 115% 120% 124% 216%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
20
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BNP Paribas SA ................................. $ 531,024 $ (531,024) $ — $ —
Citigroup Global Markets, Inc. ........................ 143,952 (143,952) — —
Goldman Sachs & Co. LLC .......................... 995,630 (995,630) — —
J.P. Morgan Securities LLC .......................... 2,382,485 (2,382,485) — —
Jefferies LLC .................................... 158,610 (158,610) — —
Morgan Stanley .................................. 219,355 (219,355) — —
National Financial Services LLC ....................... 3,220,501 (3,220,501) — —
State Street Bank & Trust Co. ........................ 96,950 (96,791) — 159
Toronto-Dominion Bank ............................ 34,638 (34,638) — —
$ 7,783,145 $ (7,782,986) $ — $ 159
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of December 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
22
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $38,113.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 1,052 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 271,135 $ 32,124 $ 303,259
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .01

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $493,071, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $14,009 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 176,297
Class III ...................................................................................................... 30,599
$ 206,896
Class I Class III
Expense Limitations .................................................................................. 0 .55% 0 .80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 94,834
Class III ...................................................................................................... 1,524
$ 96,358

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
24
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $160,243,095 and $182,831,060, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 6,033,777
Sales ................................................................................................................... 8,170,368
Net Realized Gain .......................................................................................................... 670,513
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Advantage SMID Cap V.I. Fund
Ordinary income ...................................................................................... $ 1,630,166 $ 1,352,626
Long-term capital gains ................................................................................. 10,130,564 —
$ 11,760,730 $ 1,352,626
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage SMID Cap V.I. Fund .......................................... $ 459,690 $ 2,303,237 $ 13,062,502 $ 15,825,429
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 148,409,769 $ 22,790,585 $ (9,728,024) $ 13,062,561

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
85,051 $ 2,062,665 280,829 $ 6,485,051
Shares issued in reinvestment of distributions ........................
391,744 9,579,527 44,866 1,102,755
Shares redeemed .........................................
(918,137) (21,881,296) (989,323) (22,226,132)
(441,342) $ (10,239,104) (663,628) $ (14,638,326)
Class III
Shares sold .............................................
459,433 $ 5,041,601 379,181 $ 3,965,339
Shares issued in reinvestment of distributions ........................
209,600 2,181,203 21,948 249,870
Shares redeemed .........................................
(831,295) (8,875,413) (269,214) (2,792,948)
(162,262) $ (1,652,609) 131,915 $ 1,422,261
(603,604) $ (11,891,713) (531,713) $ (13,216,065)

Report of Independent Registered Public Accounting Firm
27
2023
BlackRock Annual Report to Shareholders
To the Shareholders of BlackRock Advantage SMID Cap V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
28
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)
(a)
.................... 24,837 $ 5,392,610
L3Harris Technologies, Inc. .............. 5,654 1,659,845
RTX Corp. ......................... 11,876 2,178,058
9,230,513
Automobile Components — 1.3%
Aptiv plc
(a)
.......................... 53,998 4,108,708
Automobiles — 1.4%
General Motors Co. ................... 54,137 4,402,421
Banks — 10.2%
Citigroup, Inc. ....................... 80,631 9,408,831
First Citizens BancShares, Inc. , Class A ...... 4,297 9,222,136
JPMorgan Chase & Co. ................ 5,426 1,748,366
Wells Fargo & Co. .................... 135,781 12,654,790
33,034,123
Broadline Retail — 3.0%
Amazon.com, Inc.
(a)
................... 42,647 9,843,780
Building Products — 1.8%
Fortune Brands Innovations, Inc. .......... 119,090 5,956,882
Capital Markets — 3.8%
Carlyle Group, Inc. (The) ................ 27,816 1,644,204
Charles Schwab Corp. (The) ............. 18,187 1,817,063
Intercontinental Exchange, Inc. ........... 55,254 8,948,938
12,410,205
Chemicals — 1.5%
PPG Industries, Inc. ................... 46,590 4,773,611
Commercial Services & Supplies — 2.2%
Rentokil Initial plc ..................... 1,190,640 7,103,944
Communications Equipment — 1.1%
Cisco Systems, Inc. ................... 45,139 3,477,057
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp. .................. 53,160 7,058,053
Containers & Packaging — 1.9%
Sealed Air Corp. ..................... 147,687 6,118,672
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. ............ 32,782 1,335,211
Electric Utilities — 2.2%
Exelon Corp.
(b)
....................... 140,370 6,118,728
PG&E Corp. ........................ 70,316 1,129,978
7,248,706
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ......................... 31,430 4,280,766
Entertainment — 0.5%
Electronic Arts, Inc. ................... 7,833 1,600,517
Financial Services — 2.5%
Fidelity National Information Services, Inc. .... 123,176 8,186,277
Food Products — 2.6%
Campbell's Co. (The)
(b)
................. 183,290 5,108,292
Kraft Heinz Co. (The) .................. 132,891 3,222,607
8,330,899
Health Care Equipment & Supplies — 6.4%
Baxter International, Inc.
(b)
............... 384,933 7,356,070
Becton Dickinson & Co. ................ 37,120 7,203,878
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ....................... 64,708 $ 6,215,850
20,775,798
Health Care Providers & Services — 4.2%
Cardinal Health, Inc. ................... 34,499 7,089,544
CVS Health Corp. .................... 24,391 1,935,670
Elevance Health, Inc. .................. 13,229 4,637,426
13,662,640
Health Care REITs — 1.0%
Healthcare Realty Trust, Inc. , Class A
(b)
...... 198,590 3,366,100
Industrial REITs — 1.8%
Rexford Industrial Realty, Inc. ............ 110,400 4,274,688
STAG Industrial, Inc. .................. 43,290 1,591,340
5,866,028
Insurance — 2.2%
American International Group, Inc. ......... 15,940 1,363,667
F&G Annuities & Life, Inc. ............... 4,607 142,126
Fidelity National Financial, Inc. ............ 76,791 4,192,021
Willis Towers Watson plc
(b)
............... 4,415 1,450,769
7,148,583
Interactive Media & Services — 3.5%
Alphabet, Inc. , Class C ................. 22,180 6,960,084
Meta Platforms, Inc. , Class A ............. 6,430 4,244,379
11,204,463
IT Services — 0.5%
Cognizant Technology Solutions Corp. , Class A . 18,850 1,564,550
Leisure Products — 1.0%
Hasbro, Inc. ........................ 39,240 3,217,680
Machinery — 1.8%
CNH Industrial NV .................... 134,954 1,244,276
Fortive Corp. ........................ 83,919 4,633,168
5,877,444
Media — 2.4%
Comcast Corp. , Class A ................ 124,232 3,713,295
WPP plc ........................... 918,967 4,128,214
7,841,509
Metals & Mining — 1.0%
Teck Resources Ltd. , Class B ............ 67,111 3,212,898
Multi-Utilities — 1.8%
Dominion Energy, Inc.
(b)
................ 99,195 5,811,835
Oil, Gas & Consumable Fuels — 4.8%
BP plc , ADR ........................ 225,405 7,828,316
Tourmaline Oil Corp. ................... 171,090 7,674,774
15,503,090
Pharmaceuticals — 3.5%
AstraZeneca plc ..................... 8,056 1,490,838
Merck & Co., Inc. ..................... 29,200 3,073,592
Sanofi SA , ADR
(b)
..................... 142,401 6,900,753
11,465,183
Professional Services — 5.4%
Leidos Holdings, Inc. .................. 9,337 1,684,395
Maximus, Inc. ....................... 79,280 6,843,450
SS&C Technologies Holdings, Inc. ......... 103,603 9,056,974
17,584,819
Software — 1.3%
Workday, Inc. , Class A
(a)
................ 19,600 4,209,688

Schedule of Investments
(continued)
December 31, 2025
BlackRock Basic Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 0.8%
Bath & Body Works, Inc. ................ 132,610 $ 2,662,809
Technology Hardware, Storage & Peripherals — 7.2%
Hewlett Packard Enterprise Co. ........... 239,070 5,742,461
HP, Inc. ........................... 113,416 2,526,909
Samsung Electronics Co. Ltd. ............ 93,327 7,822,193
Western Digital Corp. .................. 41,016 7,065,826
23,157,389
Textiles, Apparel & Luxury Goods — 1.2%
Swatch Group AG (The) , ADR
(b)
........... 355,803 3,757,280
Tobacco — 2.0%
British American Tobacco plc , ADR ......... 113,391 6,420,198
Trading Companies & Distributors — 1.7%
WESCO International, Inc. ............... 22,150 5,418,776
Total Long-Term Investments — 98 .3%
(Cost: $ 273,672,544 ) .............................. 318,229,105
Short-Term Securities
Money Market Funds — 9.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 25,768,882 25,781,767
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 5,273,166 5,273,166
Total Short-Term Securities — 9 .6%
(Cost: $ 31,054,933 ) ............................... 31,054,933
Total Investments — 107 .9%
(Cost: $ 304,727,477 ) .............................. 349,284,038
Liabilities in Excess of Other Assets — (7.9) % ............. (25,584,280)
Net Assets — 100.0% ...............................
$ 323,699,758
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,525,720 $ — $ (1,748,762)
(a)
$ 4,079 $ 730 $ 25,781,767 25,768,882 $ 233,224
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,327,006 946,160
(a)
— — — 5,273,166 5,273,166 147,158 —
$ 4,079 $ 730 $ 31,054,933 $ 380,382 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,230,513 $ — $ — $ 9,230,513
Automobile Components .................................. 4,108,708 — — 4,108,708
Automobiles .......................................... 4,402,421 — — 4,402,421
Banks ............................................... 33,034,123 — — 33,034,123
Broadline Retail ........................................ 9,843,780 — — 9,843,780
Building Products ....................................... 5,956,882 — — 5,956,882
Capital Markets ........................................ 12,410,205 — — 12,410,205
Chemicals ............................................ 4,773,611 — — 4,773,611
Commercial Services & Supplies ............................. — 7,103,944 — 7,103,944
Communications Equipment ................................ 3,477,057 — — 3,477,057
Consumer Staples Distribution & Retail ........................ 7,058,053 — — 7,058,053
Containers & Packaging .................................. 6,118,672 — — 6,118,672
Diversified Telecommunication Services ........................ 1,335,211 — — 1,335,211
Electric Utilities ........................................ 7,248,706 — — 7,248,706
Electronic Equipment, Instruments & Components ................. 4,280,766 — — 4,280,766
Entertainment ......................................... 1,600,517 — — 1,600,517
Financial Services ...................................... 8,186,277 — — 8,186,277
Food Products ......................................... 8,330,899 — — 8,330,899
Health Care Equipment & Supplies ........................... 20,775,798 — — 20,775,798
Health Care Providers & Services ............................ 13,662,640 — — 13,662,640
Health Care REITs ...................................... 3,366,100 — — 3,366,100
Industrial REITs ........................................ 5,866,028 — — 5,866,028
Insurance ............................................ 7,148,583 — — 7,148,583
Interactive Media & Services ............................... 11,204,463 — — 11,204,463
IT Services ........................................... 1,564,550 — — 1,564,550
Leisure Products ....................................... 3,217,680 — — 3,217,680
Machinery ............................................ 5,877,444 — — 5,877,444
Media ............................................... 3,713,295 4,128,214 — 7,841,509
Metals & Mining ........................................ 3,212,898 — — 3,212,898
Multi-Utilities .......................................... 5,811,835 — — 5,811,835
Oil, Gas & Consumable Fuels ............................... 15,503,090 — — 15,503,090
Pharmaceuticals ....................................... 9,974,345 1,490,838 — 11,465,183
Professional Services .................................... 17,584,819 — — 17,584,819
Software ............................................. 4,209,688 — — 4,209,688
Specialty Retail ........................................ 2,662,809 — — 2,662,809
Technology Hardware, Storage & Peripherals .................... 15,335,196 7,822,193 — 23,157,389
Textiles, Apparel & Luxury Goods ............................ 3,757,280 — — 3,757,280
Tobacco ............................................. 6,420,198 — — 6,420,198
Trading Companies & Distributors ............................ 5,418,776 — — 5,418,776
Short-Term Securities
Money Market Funds ...................................... 31,054,933 — — 31,054,933
$ 328,738,849 $ 20,545,189 $ — $ 349,284,038

Statement of Assets and Liabilities
December 31, 2025
5
Statement of Assets and Liabilities
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 318,229,105
Investments, at value — affiliated
(c)
.......................................................................................... 31,054,933
Cash ............................................................................................................. 18,086
Foreign currency, at value
(d)
............................................................................................... 5,200
Receivables: –
Securities lending income — affiliated ...................................................................................... 10,044
Capital shares sold ................................................................................................... 281,299
Dividends — unaffiliated ............................................................................................... 407,340
Dividends — affiliated ................................................................................................. 19,854
Prepaid e xpenses ..................................................................................................... 1,293
Total a ssets .........................................................................................................
350,027,154
LIABILITIES
Collateral on securities loaned ............................................................................................. 25,807,341
Payables: –
Capital shares redeemed ............................................................................................... 33,489
Distribution fees ..................................................................................................... 13,286
Interest expense .................................................................................................... 199
Investment advisory fees .............................................................................................. 164,305
Directors' and Officer's fees ............................................................................................. 92
Printing and postage fees .............................................................................................. 45,565
Professional fees .................................................................................................... 40,545
Transfer agent fees .................................................................................................. 210,447
Other accrued expenses ............................................................................................... 12,127
Total li abilities ........................................................................................................
26,327,396
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 323,699,758
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 274,542,946
Accumulated earnings .................................................................................................. 49,156,812
NET ASSETS ........................................................................................................
$ 323,699,758
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 273,672,544
(b)
  Securities loaned, at value ...................................................................................... $ 25,010,911
(c)
  Investments, at cost — affiliated ................................................................................... $ 31,054,933
(d)
  Foreign currency, at cost ....................................................................................... $ 5,200
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 260,538,620
Shares outstanding ...................................................................................................
18,732,199
Net asset value .....................................................................................................
$ 13.91
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 63,161,138
Shares outstanding ...................................................................................................
4,617,489
Net asset value .....................................................................................................
$ 13.68
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,165,551
Dividends — affiliated ................................................................................................. 147,158
Interest — unaffiliated ................................................................................................. 1,029
Securities lending income — affiliated — net ................................................................................. 233,224
Foreign taxes withheld ................................................................................................ (98,160)
Total investment income .................................................................................................
7,448,802
EXPENSES
Investment advisory .................................................................................................. 1,820,236
Transfer agent — class specific .......................................................................................... 584,684
Distribution — class specific ............................................................................................ 139,352
Professional ....................................................................................................... 123,688
Accounting services .................................................................................................. 42,487
Printing and postage ................................................................................................. 38,168
Custodian ......................................................................................................... 13,064
Directors and Officer ................................................................................................. 8,370
Transfer agent ...................................................................................................... 5,255
Miscellaneous ...................................................................................................... 7,862
Total expenses excluding interest expense .....................................................................................
2,783,166
Interest expense .................................................................................................... 1,407
Total expenses .......................................................................................................
2,784,573
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,712)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (385,935)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,395,926
Net investment income ..................................................................................................
5,052,876
REALIZED AND UNREALIZED GAIN (LOSS) $ 61,375,407
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 42,811,132
Investments — affiliated ............................................................................................. 4,079
Foreign currency transactions ......................................................................................... (31,884)
A
42,783,327
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 18,579,500
Investments — affiliated ............................................................................................. 730
Foreign currency translations .......................................................................................... 11,850
A
18,592,080
Net realized and unrealized gain ...........................................................................................
61,375,407
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 66,428,283

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,052,876  $ 5,527,010
Net realized gain .................................................................................. 42,783,327  24,458,421
Net change in unrealized appreciation (depreciation) .......................................................... 18,592,080  1,982,861
Net increase in net assets resulting from operations ............................................................. 66,428,283  31,968,292
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (35,646,427) (23,093,622)
Class III ....................................................................................... (8,620,201) (4,857,509)
Decrease in net assets resulting from distributions to shareholders ................................................... (44,266,628) (27,951,131)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 6,588,602  (28,164,063)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 28,750,257  (24,146,902)
Beginning of year .................................................................................... 294,949,501  319,096,403
End of year ........................................................................................
$ 323,699,758  $ 294,949,501
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 12.95  $ 12.94  $ 11.75  $ 13.99  $ 13.58
Net investment income
(a)
....................................
0 .24  0 .25  0 .24  0 .19  0 .20
Net realized and unrealized gain (loss) ...........................
2 .90  1 .11  1 .70  ( 0 .90 ) 2 .68
Net increase (decrease) from investment operations ................... 3.14  1.36  1.94  (0.71) 2.88
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .28 ) ( 0 .29 ) ( 0 .23 ) ( 0 .19 ) ( 0 .20 )
From net realized gain ...................................... ( 1 .90 ) ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 )
Total distributions ........................................... (2.18) (1.35) (0.75) (1.53) (2.47)
Net asset value, end of year .................................. $ 13.91  $ 12.95  $ 12.94  $ 11.75  $ 13.99
Total Return
(c)
Based on net asset value ..................................... 24.38% 10.37% 16.61% (4.92)% 21.67%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.87% 0.86% 0.86% 0.84% 0.85%
Total expenses after fees waived and/or reimbursed ...................
0.74% 0.72% 0.73% 0.71% 0.72%
Net investment income ......................................
1.72% 1.81% 1.93% 1.44% 1.32%
Supplemental Data
Net assets, end of year (000) ................................... $ 260,539  $ 242,366  $ 249,087  $ 243,526  $ 287,095
Portfolio turnover rate ........................................ 71% 41% 39% 63% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Basic Value V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 12.77  $ 12.77  $ 11.61  $ 13.83  $ 13.46
Net investment income
(a)
....................................
0 .20  0 .21  0 .20  0 .15  0 .16
Net realized and unrealized gain (loss) ...........................
2 .85  1 .10  1 .68  ( 0 .88 ) 2 .65
Net increase (decrease) from investment operations ................... 3.05  1.31  1.88  (0.73) 2.81
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .24 ) ( 0 .25 ) ( 0 .20 ) ( 0 .15 ) ( 0 .17 )
From net realized gain ...................................... ( 1 .90 ) ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 )
Total distributions ........................................... (2.14) (1.31) (0.72) (1.49) (2.44)
Net asset value, end of year .................................. $ 13.68  $ 12.77  $ 12.77  $ 11.61  $ 13.83
Total Return
(c)
Based on net asset value ..................................... 24.04% 10.05% 16.24% (5.12)% 21.34%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.13% 1.12% 1.12% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...................
1.02% 1.01% 1.01% 0.99% 0.99%
Net investment income ......................................
1.44% 1.54% 1.65% 1.16% 1.04%
Supplemental Data
Net assets, end of year (000) ................................... $ 63,161  $ 52,583  $ 70,009  $ 63,262  $ 74,157
Portfolio turnover rate ........................................ 71% 41% 39% 63% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
12
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $139,352.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 963,663 $ (963,663) $ — $ —
Citigroup Global Markets, Inc. ........................ 5,372,643 (5,372,643) — —
Goldman Sachs & Co. LLC .......................... 6,663,447 (6,663,447) — —
J.P. Morgan Securities LLC .......................... 1,921,611 (1,921,611) — —
Morgan Stanley .................................. 5,229,086 (5,229,086) — —
National Financial Services LLC ....................... 4,860,285 (4,860,285) — —
SG Americas Securities LLC ......................... 176 (176) — —
$ 25,010,911 $ (25,010,911) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 2,712 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 475,512 $ 109,172 $ 584,684
Class I ................................................................................................................
0 .06%
Class III ...............................................................................................................
0 .09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 326,931
Class III ...................................................................................................... 59,004
$ 385,935
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $54,543 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $213,972,360 and $247,562,864, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the characterization of corporate actions.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
BlackRock Basic Value V.I. Fund ................................................................ $ (391) $ 391
—
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Basic Value V.I. Fund
Ordinary income ...................................................................................... $ 15,176,139 $ 10,441,019
Long-term capital gains ................................................................................. 29,090,489 17,510,112
$ 44,266,628 $ 27,951,131
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Basic Value V.I. Fund ................................................ $ 1,118,616 $ 4,036,814 $ 44,001,382 $ 49,156,812

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 305,287,223 $ 61,679,356 $ (17,682,541) $ 43,996,815

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
443,530 $ 6,361,948 280,390 $ 3,843,862
Shares issued in reinvestment of distributions ........................
2,574,885 35,646,427 1,752,878 23,093,622
Shares redeemed .........................................
(3,001,983) (42,448,573) (2,569,925) (35,626,604)
16,432 $ (440,198) (536,657) $ (8,689,120)
Class III
Shares sold .............................................
470,741 $ 6,789,447 351,172 $ 4,754,339
Shares issued in reinvestment of distributions ........................
633,215 8,620,201 373,762 4,857,509
Shares redeemed .........................................
(604,091) (8,380,848) (2,090,931) (29,086,791)
499,865 $ 7,028,800 (1,365,997) $ (19,474,943)
516,297 $ 6,588,602 (1,902,654) $ (28,164,063)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
18
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December
31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. ................ 6,699 $ 1,373,429
L3Harris Technologies, Inc. .............. 1,394 409,237
TransDigm Group, Inc. ................. 433 575,825
2,358,491
Automobiles — 3.2%
Tesla, Inc.
(a)
......................... 5,841 2,626,814
Banks — 2.4%
Citigroup, Inc. ....................... 9,918 1,157,332
JPMorgan Chase & Co. ................ 2,479 798,783
1,956,115
Broadline Retail — 8.1%
Amazon.com, Inc.
(a)
................... 28,247 6,519,972
Capital Markets — 0.5%
Robinhood Markets, Inc. , Class A
(a)
......... 3,339 377,641
Communications Equipment — 2.5%
Arista Networks, Inc.
(a)
................. 15,390 2,016,552
Consumer Finance — 1.0%
Capital One Financial Corp. .............. 3,363 815,057
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. ........................ 6,773 754,580
Electrical Equipment — 1.3%
GE Vernova, Inc. ..................... 596 389,528
Vertiv Holdings Co. , Class A ............. 4,300 696,643
1,086,171
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. , Class A ............... 11,081 1,497,486
Entertainment — 1.4%
Netflix, Inc.
(a)
........................ 11,706 1,097,554
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 13,049 1,244,222
Health Care Providers & Services — 0.9%
McKesson Corp. ..................... 931 763,690
Interactive Media & Services — 10.0%
Alphabet, Inc. , Class A ................. 12,839 4,018,607
Meta Platforms, Inc. , Class A ............. 6,205 4,095,858
8,114,465
IT Services — 3.6%
(a)
Shopify, Inc. , Class A .................. 5,412 871,170
Snowflake, Inc. , Class A ................ 9,256 2,030,396
2,901,566
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. ............. 992 574,814
Machinery — 2.0%
Caterpillar, Inc. ...................... 2,752 1,576,538
Metals & Mining — 0.5%
Newmont Corp. ...................... 4,075 406,889
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp. ......................... 7,199 385,866
Pharmaceuticals — 4.6%
Eli Lilly & Co. ....................... 3,448 3,705,497
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 24.7%
Advanced Micro Devices, Inc.
(a)
........... 7,613 $ 1,630,401
Broadcom, Inc. ...................... 11,299 3,910,584
Intel Corp.
(a)
........................ 43,863 1,618,545
Lam Research Corp. .................. 9,339 1,598,650
NVIDIA Corp. ....................... 60,408 11,266,092
20,024,272
Software — 15.7%
AppLovin Corp. , Class A
(a)
............... 1,776 1,196,704
Microsoft Corp. ...................... 14,728 7,122,756
Oracle Corp. ........................ 12,676 2,470,679
Palantir Technologies, Inc. , Class A
(a)
....... 7,847 1,394,804
Palo Alto Networks, Inc.
(a)
............... 2,930 539,706
12,724,649
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ......................... 17,496 4,756,463
Total Common Stocks — 96 .7%
(Cost: $ 52,055,725 ) ............................... 78,285,364
Preferred Securities
Preferred Stocks — 3.1%
Interactive Media & Services — 3.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
................ 9,690 2,506,512
Total Preferred Securities — 3 .1%
(Cost: $ 1,061,774 ) ............................... 2,506,512
Total Long-Term Investments — 99.8%
(Cost: $ 53,117,499 ) ............................... 80,791,876
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(d) (e)
................... 509,955 509,955
Total Short-Term Securities — 0 .6%
(Cost: $ 509,955 ) ................................. 509,955
Total Investments — 100 .4%
(Cost: $ 53,627,454 ) ............................... 81,301,831
Liabilities in Excess of Other Assets — (0.4) % ............. (358,771)
Net Assets — 100.0% ...............................
$ 80,943,060
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,506,512, representing 3.10% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (356)
(b)
$ 356 $ — $ — — $ 2,927
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 83,259 426,696
(b)
— — — 509,955 509,955 12,129 —
$ 356 $ — $ 509,955 $ 15,056 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 78,285,364 $ — $ — $ 78,285,364
Preferred Securities ....................................... — — 2,506,512 2,506,512
Short-Term Securities
Money Market Funds ...................................... 509,955 — — 509,955
$ 78,795,319 $ — $ 2,506,512 $ 81,301,831
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 1,750,983 $ 1,750,983
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 755,529 755,529
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2025 ....................................................................................
$ 2,506,512 $ 2,506,512
Net change in unrealized appreciation on investments still held at December 31, 2025
(b)
.......................................................
$ 755,529 $ 755,529
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,506,512 Market Revenue Multiple 1.45x —
$ 2,506,512

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 80,791,876
Investments, at value — affiliated
(b)
.......................................................................................... 509,955
Cash ............................................................................................................. 27
Receivables: –
Securities lending income — affiliated ...................................................................................... 56
Capital shares sold ................................................................................................... 16,589
Dividends — unaffiliated ............................................................................................... 4,535
Dividends — affiliated ................................................................................................. 1,622
Prepaid e xpenses ..................................................................................................... 4,915
Total a ssets .........................................................................................................
81,329,575
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 31,404
Distribution fees ..................................................................................................... 21,197
Interest expense .................................................................................................... 62
Investment advisory fees .............................................................................................. 44,410
Directors' and Officer's fees ............................................................................................. 71
Printing and postage fees .............................................................................................. 117,153
Professional fees .................................................................................................... 97,609
Transfer agent fees .................................................................................................. 60,254
Other accrued expenses ............................................................................................... 14,355
Total li abilities ........................................................................................................
386,515
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 80,943,060
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 47,904,822
Accumulated earnings .................................................................................................. 33,038,238
NET ASSETS ........................................................................................................
$ 80,943,060
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 53,117,499
(b)
  Investments, at cost — affiliated ................................................................................... $ 509,955
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 516,328
Shares outstanding ...................................................................................................
67,288
Net asset value .....................................................................................................
$ 7.67
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 80,426,732
Shares outstanding ...................................................................................................
11,665,538
Net asset value .....................................................................................................
$ 6.89
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 271,409
Dividends — affiliated ................................................................................................. 12,129
Interest — unaffiliated ................................................................................................. 33
Securities lending income — affiliated — net ................................................................................. 2,927
Foreign taxes withheld ................................................................................................ (5,397)
Total investment income .................................................................................................
281,101
EXPENSES
Investment advisory .................................................................................................. 514,142
Distribution — class specific ............................................................................................ 196,077
Transfer agent — class specific .......................................................................................... 157,613
Printing and postage ................................................................................................. 92,820
Professional ....................................................................................................... 58,303
Accounting services .................................................................................................. 35,244
Directors and Officer ................................................................................................. 6,758
Transfer agent ...................................................................................................... 5,979
Custodian ......................................................................................................... 4,856
Miscellaneous ...................................................................................................... 7,322
Total expenses excluding interest expense .....................................................................................
1,079,114
Interest expense .................................................................................................... 735
Total expenses .......................................................................................................
1,079,849
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (100,470)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (157,611)
Total expenses after fees waived and/or reimbursed ..............................................................................
821,768
Net investment loss ....................................................................................................
(540,667)
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,886,221
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 13,372,310
Investments — affiliated ............................................................................................. 356
Foreign currency transactions ......................................................................................... 1,234
A
13,373,900
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (3,487,698)
Foreign currency translations .......................................................................................... 19
A
(3,487,679)
Net realized and unrealized gain ...........................................................................................
9,886,221
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 9,345,554

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Capital Appreciation V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (540,667) $ (517,964)
Net realized gain .................................................................................. 13,373,900  69,538,431
Net change in unrealized appreciation (depreciation) .......................................................... (3,487,679) (34,458,531)
Net increase in net assets resulting from operations ............................................................. 9,345,554  34,561,936
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (56,574) (366,508)
Class III ....................................................................................... (9,559,337) (29,403,360)
Decrease in net assets resulting from distributions to shareholders ................................................... (9,615,911) (29,769,868)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 1,099,805  (117,302,055)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 829,448  (112,509,987)
Beginning of year .................................................................................... 80,113,612  192,623,599
End of year ........................................................................................
$ 80,943,060  $ 80,113,612
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 7.67  $ 8.50  $ 6.02  $ 10.19  $ 10.35
Net investment loss
(a)
....................................
( 0 .04 ) ( 0 .03 ) ( 0 .02 ) ( 0 .01 ) ( 0 .04 )
Net realized and unrealized gain (loss) .........................
0 .94  2 .89  2 .95  ( 3 .81 ) 2 .16
Net increase (decrease) from investment operations ................. 0.90  2.86  2.93  (3.82) 2.12
Distributions from net realized gain
(b)
.......................... (0.90) (3.69) (0.45) (0.35) (2.28)
Net asset value, end of year ................................ $ 7.67  $ 7.67  $ 8.50  $ 6.02  $ 10.19
Total Return
(c)
Based on net asset value ................................... 12.04% 32.28%
(d)
49.00% (37.64)% 21.16%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.93% 0.92% 1.04%
(f)
0.93% 0.92%
Total expenses after fees waived and/or reimbursed .................
0.79% 0.72% 0.91%
(f)
0.80% 0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.79% 0.71% 0.91% 0.80% 0.79%
Net investment loss .......................................
(0.47)% (0.32)% (0.22)% (0.08)% (0.35)%
Supplemental Data
Net assets, end of year (000) ................................. $ 516  $ 1,075  $ 122,511  $ 100,146  $ 170,539
Portfolio turnover rate ...................................... 68% 26% 22% 66% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.94% and  0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 6.99  $ 8.11  $ 5.76  $ 9.80  $ 10.05
Net investment loss
(a)
....................................
( 0 .05 ) ( 0 .05 ) ( 0 .03 ) ( 0 .02 ) ( 0 .07 )
Net realized and unrealized gain (loss) .........................
0 .85  2 .76  2 .81  ( 3 .67 ) 2 .10
Net increase (decrease) from investment operations ................. 0.80  2.71  2.78  (3.69) 2.03
Distributions from net realized gain
(b)
.......................... (0.90) (3.83) (0.43) (0.35) (2.28)
Net asset value, end of year ................................ $ 6.89  $ 6.99  $ 8.11  $ 5.76  $ 9.80
Total Return
(c)
Based on net asset value ................................... 11.77% 31.93%
(d)
48.59% (37.81)% 20.89%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.37% 1.47% 1.29%
(f)
1.18% 1.17%
Total expenses after fees waived and/or reimbursed .................
1.04% 1.02% 1.17%
(f)
1.06% 1.05%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
1.04% 1.02% 1.17% 1.06% 1.05%
Net investment loss .......................................
(0.68)% (0.50)% (0.47)% (0.34)% (0.61)%
Supplemental Data
Net assets, end of year (000) ................................. $ 80,427  $ 79,039  $ 70,112  $ 58,793  $ 83,028
Portfolio turnover rate ...................................... 68% 26% 22% 66% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.19% and  1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Effective November 19, 2025, the Fund revised its principal investment strategies to reflect that the Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $196,077.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $222.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the following amounts are included in transfer agent fees reimbursed by the Manager in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class III
Transfer agent fees - class specific ............................................................................................. $ 157,613
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 94,868

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the following amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific, respectively, in the
Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $634 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $53,885,816 and $63,077,697, respectively.
Class I Class III
Expense Limitations .................................................................................. 0.79% 1.04%
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
BlackRock Capital Appreciation V.I. Fund ......................................................................................... $ 100,248
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 62,743

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Capital Appreciation V.I. Fund ........................................................... $ (539,433) $ 539,433
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Capital Appreciation V.I. Fund
Ordinary income ...................................................................................... $ — $ 2,510,219
Long-term capital gains ................................................................................. 9,615,911 27,259,649
$ 9,615,911 $ 29,769,868
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Capital Appreciation V.I. Fund ......................................................... $ 5,406,953 $ 27,631,285 $ 33,038,238
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 53,670,546 $ 28,405,927 $ (774,642) $ 27,631,285

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
18
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 24.8%
Software ........................................................................................................... 15.8
Interactive Media & Services .............................................................................................. 13.1
Broadline Retail ....................................................................................................... 8.1
Technology Hardware, Storage & Peripherals ................................................................................... 5.9
Other
(a)
............................................................................................................. 32.3
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
1,774 $ 13,287 235,932 $ 2,177,893
Shares issued in reinvestment of distributions ........................
7,401 56,574 45,069 366,508
Shares redeemed .........................................
(81,975) (656,669) (14,559,387) (137,237,748)
(72,800) $ (586,808) (14,278,386) $ (134,693,347)
Class III
Shares sold .............................................
1,199,606 $ 8,245,764 1,017,006 $ 9,634,307
Shares issued in reinvestment of distributions ........................
1,390,243 9,559,337 3,963,057 29,403,360
Shares redeemed .........................................
(2,224,949) (16,118,488) (2,325,697) (21,646,375)
364,900 $ 1,686,613 2,654,366 $ 17,391,292
292,100 $ 1,099,805 (11,624,020) $ (117,302,055)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
20
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
1
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
Airbus SE .......................... 5,612 $ 1,303,241
Boeing Co. (The)
(a)
.................... 7,831 1,700,267
L3Harris Technologies, Inc. .............. 7,202 2,114,291
Lockheed Martin Corp. ................. 6,642 3,212,536
RTX Corp. ......................... 4,271 783,301
9,113,636
Air Freight & Logistics — 0.6%
FedEx Corp. ........................ 6,052 1,748,181
Automobiles — 0.5%
General Motors Co. ................... 20,131 1,637,053
Banks — 12.2%
Bank of America Corp. ................. 65,374 3,595,570
Citigroup, Inc. ....................... 82,384 9,613,389
Citizens Financial Group, Inc. ............ 26,030 1,520,412
First Citizens BancShares, Inc. , Class A ...... 3,671 7,878,627
JPMorgan Chase & Co. ................ 11,108 3,579,220
Wells Fargo & Co. .................... 112,782 10,511,281
36,698,499
Beverages — 1.2%
Keurig Dr Pepper, Inc. ................. 80,293 2,249,007
PepsiCo, Inc. ....................... 9,591 1,376,500
3,625,507
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
................... 32,745 7,558,201
Building Products — 0.6%
Fortune Brands Innovations, Inc. .......... 39,207 1,961,134
Capital Markets — 4.1%
Carlyle Group, Inc. (The) ................ 30,174 1,783,585
Charles Schwab Corp. (The) ............. 31,860 3,183,133
Intercontinental Exchange, Inc. ........... 45,804 7,418,416
12,385,134
Chemicals — 3.2%
Air Products & Chemicals, Inc. ............ 12,974 3,204,837
International Flavors & Fragrances, Inc. ...... 29,259 1,971,764
LyondellBasell Industries NV , Class A ....... 25,659 1,111,035
PPG Industries, Inc.
(b)
.................. 31,365 3,213,658
Solstice Advanced Materials, Inc.
(a)
......... 2,214 107,556
9,608,850
Commercial Services & Supplies — 1.4%
Rentokil Initial plc ..................... 718,865 4,289,102
Communications Equipment — 1.3%
Cisco Systems, Inc. ................... 51,408 3,959,958
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp. .................. 51,685 6,862,217
Containers & Packaging — 2.2%
Crown Holdings, Inc. .................. 30,487 3,139,247
Sealed Air Corp. ..................... 83,003 3,438,814
6,578,061
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc. ............ 43,035 1,752,816
Electric Utilities — 2.7%
Edison International ................... 21,739 1,304,775
Evergy, Inc. ......................... 24,153 1,750,851
Exelon Corp.
(b)
....................... 87,441 3,811,553
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ........................ 76,381 $ 1,227,443
8,094,622
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp. ......................... 22,624 3,081,389
Ralliant Corp. ....................... 8,258 420,415
3,501,804
Entertainment — 1.7%
Electronic Arts, Inc. ................... 15,345 3,135,444
Walt Disney Co. (The) ................. 18,134 2,063,105
5,198,549
Financial Services — 2.0%
Fidelity National Information Services, Inc. .... 89,215 5,929,229
Food Products — 1.6%
Campbell's Co. (The)
(b)
................. 46,190 1,287,315
Kraft Heinz Co. (The) .................. 120,783 2,928,988
Lamb Weston Holdings, Inc. ............. 14,922 625,083
4,841,386
Ground Transportation — 0.7%
CSX Corp. ......................... 29,497 1,069,266
Union Pacific Corp. ................... 4,304 995,602
2,064,868
Health Care Equipment & Supplies — 6.4%
Baxter International, Inc.
(b)
............... 325,184 6,214,266
Becton Dickinson & Co. ................ 37,149 7,209,507
Medtronic plc ....................... 61,435 5,901,446
19,325,219
Health Care Providers & Services — 5.4%
Cardinal Health, Inc. ................... 30,021 6,169,315
CVS Health Corp. .................... 78,407 6,222,380
Elevance Health, Inc. .................. 11,517 4,037,284
16,428,979
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc. , Class A
(b)
...... 87,310 1,479,904
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ............. 10,301 2,009,622
Industrial REITs — 1.3%
(b)
Rexford Industrial Realty, Inc. ............ 66,209 2,563,612
STAG Industrial, Inc. .................. 34,888 1,282,483
3,846,095
Insurance — 2.6%
American International Group, Inc. ......... 26,437 2,261,685
Arthur J Gallagher & Co. ................ 6,240 1,614,850
F&G Annuities & Life, Inc. ............... 3,016 93,044
Fidelity National Financial, Inc. ............ 50,280 2,744,785
Willis Towers Watson plc
(b)
............... 3,013 990,072
7,704,436
Interactive Media & Services — 3.1%
Alphabet, Inc. , Class C ................. 18,955 5,948,079
Meta Platforms, Inc. , Class A ............. 5,019 3,312,992
9,261,071
Leisure Products — 1.1%
Hasbro, Inc. ........................ 40,102 3,288,364
Machinery — 1.1%
CNH Industrial NV .................... 162,502 1,498,269
Fortive Corp. ........................ 30,510 1,684,457
3,182,726

Schedule of Investments
(continued)
December 31, 2025
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 1.7%
Comcast Corp. , Class A ................ 102,555 $ 3,065,369
WPP plc ........................... 444,753 1,997,934
5,063,303
Metals & Mining — 1.7%
Barrick Mining Corp.
(b)
.................. 42,274 1,841,033
Teck Resources Ltd. , Class B ............ 71,485 3,423,416
5,264,449
Multi-Utilities — 1.3%
Dominion Energy, Inc. .................. 68,678 4,023,844
Oil, Gas & Consumable Fuels — 4.8%
BP plc ............................ 1,039,983 6,065,143
Enterprise Products Partners LP ........... 110,633 3,546,894
Shell plc ........................... 135,233 4,983,641
14,595,678
Pharmaceuticals — 2.2%
AstraZeneca plc ..................... 6,295 1,164,949
Merck & Co., Inc. ..................... 17,440 1,835,734
Pfizer, Inc. ......................... 28,187 701,856
Sanofi SA .......................... 31,051 3,004,347
6,706,886
Professional Services — 3.2%
Leidos Holdings, Inc. .................. 9,191 1,658,056
SS&C Technologies Holdings, Inc. ......... 90,364 7,899,621
9,557,677
Residential REITs — 0.7%
AvalonBay Communities, Inc. ............ 10,945 1,984,438
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.
(a)
........................ 19,400 715,860
STMicroelectronics NV, NYRS , ADR ........ 32,848 852,077
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 7,078 2,150,934
3,718,871
Software — 1.7%
Microsoft Corp. ...................... 10,752 5,199,882
Specialized REITs — 0.8%
Crown Castle, Inc. .................... 26,533 2,357,988
Technology Hardware, Storage & Peripherals — 5.3%
Hewlett Packard Enterprise Co. ........... 151,751 3,645,059
HP, Inc. ........................... 125,343 2,792,642
Samsung Electronics Co. Ltd. , GDR
(c) (d)
...... 3,190 6,565,802
Western Digital Corp. .................. 17,596 3,031,263
16,034,766
Tobacco — 1.0%
British American Tobacco plc , ADR ......... 51,365 2,908,286
Trading Companies & Distributors — 1.6%
WESCO International, Inc. ............... 19,427 4,752,621
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. , Class B ...... 20,592 776,936
Total Common Stocks — 95 .3%
(Cost: $ 245,384,110 ) .............................. 286,880,848
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA (Preference) ........ 35,666 $ 2,909,805
Total Preferred Securities — 1 .0%
(Cost: $ 2,992,231 ) ............................... 2,909,805
Total Long-Term Investments — 96.3%
(Cost: $ 248,376,341 ) .............................. 289,790,653
Short-Term Securities
Money Market Funds — 7.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(g)
................... 10,736,657 10,742,025
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 11,623,964 11,623,964
Total Short-Term Securities — 7 .4%
(Cost: $ 22,365,989 ) ............................... 22,365,989
Total Investments — 103 .7%
(Cost: $ 270,742,330 ) .............................. 312,156,642
Liabilities in Excess of Other Assets — (3.7) % ............. (11,034,173)
Net Assets — 100.0% ...............................
$ 301,122,469
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Equity Dividend V.I. Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,863,366 $ — $ (123,790)
(a)
$ 2,449 $ — $ 10,742,025 10,736,657 $ 39,149
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,477,942 146,022
(a)
— — — 11,623,964 11,623,964 435,229 —
$ 2,449 $ — $ 22,365,989 $ 474,378 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,810,395 $ 1,303,241 $ — $ 9,113,636
Air Freight & Logistics .................................... 1,748,181 — — 1,748,181
Automobiles .......................................... 1,637,053 — — 1,637,053
Banks ............................................... 36,698,499 — — 36,698,499
Beverages ........................................... 3,625,507 — — 3,625,507
Broadline Retail ........................................ 7,558,201 — — 7,558,201
Building Products ....................................... 1,961,134 — — 1,961,134
Capital Markets ........................................ 12,385,134 — — 12,385,134
Chemicals ............................................ 9,608,850 — — 9,608,850
Commercial Services & Supplies ............................. — 4,289,102 — 4,289,102
Communications Equipment ................................ 3,959,958 — — 3,959,958
Consumer Staples Distribution & Retail ........................ 6,862,217 — — 6,862,217
Containers & Packaging .................................. 6,578,061 — — 6,578,061
Diversified Telecommunication Services ........................ 1,752,816 — — 1,752,816
Electric Utilities ........................................ 8,094,622 — — 8,094,622
Electronic Equipment, Instruments & Components ................. 3,501,804 — — 3,501,804
Entertainment ......................................... 5,198,549 — — 5,198,549
Financial Services ...................................... 5,929,229 — — 5,929,229
Food Products ......................................... 4,841,386 — — 4,841,386
Ground Transportation ................................... 2,064,868 — — 2,064,868
Health Care Equipment & Supplies ........................... 19,325,219 — — 19,325,219
Health Care Providers & Services ............................ 16,428,979 — — 16,428,979
Health Care REITs ...................................... 1,479,904 — — 1,479,904
Industrial Conglomerates .................................. 2,009,622 — — 2,009,622
Industrial REITs ........................................ 3,846,095 — — 3,846,095
Insurance ............................................ 7,704,436 — — 7,704,436
Interactive Media & Services ............................... 9,261,071 — — 9,261,071
Leisure Products ....................................... 3,288,364 — — 3,288,364
Machinery ............................................ 3,182,726 — — 3,182,726
Media ............................................... 3,065,369 1,997,934 — 5,063,303
Metals & Mining ........................................ 5,264,449 — — 5,264,449
Multi-Utilities .......................................... 4,023,844 — — 4,023,844
Oil, Gas & Consumable Fuels ............................... 3,546,894 11,048,784 — 14,595,678
Pharmaceuticals ....................................... 2,537,590 4,169,296 — 6,706,886
Professional Services .................................... 9,557,677 — — 9,557,677
Residential REITs ....................................... 1,984,438 — — 1,984,438
Semiconductors & Semiconductor Equipment .................... 3,718,871 — — 3,718,871
Software ............................................. 5,199,882 — — 5,199,882
Specialized REITs ...................................... 2,357,988 — — 2,357,988
Technology Hardware, Storage & Peripherals .................... 9,468,964 6,565,802 — 16,034,766
Tobacco ............................................. 2,908,286 — — 2,908,286
Trading Companies & Distributors ............................ 4,752,621 — — 4,752,621
Wireless Telecommunication Services ......................... 776,936 — — 776,936
Preferred Securities ....................................... — 2,909,805 — 2,909,805
Short-Term Securities
Money Market Funds ...................................... 22,365,989 — — 22,365,989
$ 279,872,678 $ 32,283,964 $ — $ 312,156,642

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 289,790,653
Investments, at value — affiliated
(c)
.......................................................................................... 22,365,989
Foreign currency, at value
(d)
............................................................................................... 6,094
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,188
Dividends — unaffiliated ............................................................................................... 336,601
Dividends — affiliated ................................................................................................. 35,628
Prepaid e xpenses ..................................................................................................... 1,180
Total a ssets .........................................................................................................
312,539,333
LIABILITIES
Bank overdraft ........................................................................................................ 5,532
Collateral on securities loaned ............................................................................................. 10,745,236
Payables: –
Capital shares redeemed ............................................................................................... 201,077
Distribution fees ..................................................................................................... 48,333
Interest expense .................................................................................................... 186
Investment advisory fees .............................................................................................. 152,229
Directors' and Officer's fees ............................................................................................. 106
Printing and postage fees .............................................................................................. 40,863
Professional fees .................................................................................................... 24,892
Transfer agent fees .................................................................................................. 186,194
Other accrued expenses ............................................................................................... 12,216
Total li abilities ........................................................................................................
11,416,864
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 301,122,469
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 251,423,597
Accumulated earnings .................................................................................................. 49,698,872
NET ASSETS ........................................................................................................
$ 301,122,469
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 248,376,341
(b)
  Securities loaned, at value ...................................................................................... $ 10,372,319
(c)
  Investments, at cost — affiliated ................................................................................... $ 22,365,989
(d)
  Foreign currency, at cost ....................................................................................... $ 6,169

Statement of Assets and Liabilities
(continued)
December 31, 2025
7
Statement of Assets and Liabilities
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 58,606,320
Shares outstanding ...................................................................................................
5,094,341
Net asset value .....................................................................................................
$ 11.50
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 242,516,149
Shares outstanding ...................................................................................................
21,157,522
Net asset value .....................................................................................................
$ 11.46
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,101,604
Dividends — affiliated ................................................................................................. 435,229
Interest — unaffiliated ................................................................................................. 159
Securities lending income — affiliated — net ................................................................................. 39,149
Foreign taxes withheld ................................................................................................ (72,084)
Total investment income .................................................................................................
7,504,057
EXPENSES
Investment advisory .................................................................................................. 1,790,735
Distribution — class specific ............................................................................................ 608,150
Transfer agent — class specific .......................................................................................... 592,550
Professional ....................................................................................................... 107,695
Accounting services .................................................................................................. 42,411
Printing and postage ................................................................................................. 29,097
Custodian ......................................................................................................... 16,855
Directors and Officer ................................................................................................. 9,034
Transfer agent ...................................................................................................... 5,674
Miscellaneous ...................................................................................................... 6,908
Total expenses excluding interest expense .....................................................................................
3,209,109
Interest expense .................................................................................................... 782
Total expenses .......................................................................................................
3,209,891
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (7,958)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (592,550)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,609,383
Net investment income ..................................................................................................
4,894,674
REALIZED AND UNREALIZED GAIN (LOSS) $ 53,282,185
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 35,876,624
Investments — affiliated ............................................................................................. 2,449
Foreign currency transactions ......................................................................................... 25,269
A
35,904,342
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 17,374,080
Foreign currency translations .......................................................................................... 3,763
A
17,377,843
Net realized and unrealized gain ...........................................................................................
53,282,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 58,176,859

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Equity Dividend V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,894,674  $ 5,869,504
Net realized gain .................................................................................. 35,904,342  19,680,010
Net change in unrealized appreciation (depreciation) .......................................................... 17,377,843  4,404,418
Net increase in net assets resulting from operations ............................................................. 58,176,859  29,953,932
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (6,009,070) (5,360,397)
Class III ....................................................................................... (24,911,677) (24,153,988)
Decrease in net assets resulting from distributions to shareholders ................................................... (30,920,747) (29,514,385)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (18,816,679) (28,404,768)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 8,439,433  (27,965,221)
Beginning of year .................................................................................... 292,683,036  320,648,257
End of year ........................................................................................
$ 301,122,469  $ 292,683,036
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 10.56  $ 10.63  $ 10.15  $ 12.17  $ 11.68
Net investment income
(a)
....................................
0 .21  0 .24  0 .23  0 .20  0 .21
Net realized and unrealized gain (loss) ...........................
2 .04  0 .85  0 .98  ( 0 .69 ) 2 .15
Net increase (decrease) from investment operations ................... 2.25  1.09  1.21  (0.49) 2.36
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .26 ) ( 0 .29 ) ( 0 .21 ) ( 0 .20 ) ( 0 .20 )
From net realized gain ...................................... ( 1 .05 ) ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 )
Total distributions ........................................... (1.31) (1.16) (0.73) (1.53) (1.87)
Net asset value, end of year .................................. $ 11.50  $ 10.56  $ 10.63  $ 10.15  $ 12.17
Total Return
(c)
Based on net asset value ..................................... 21.54% 10.06% 12.24% (3.85)% 20.54%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.87% 0.87% 0.85% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.66% 0.66% 0.65% 0.65%
Net investment income ......................................
1.85% 2.08% 2.19% 1.77% 1.59%
Supplemental Data
Net assets, end of year (000) ................................... $ 58,606  $ 53,333  $ 46,764  $ 41,534  $ 39,837
Portfolio turnover rate ........................................ 57% 51% 42% 54% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 10.52  $ 10.60  $ 10.12  $ 12.14  $ 11.65
Net investment income
(a)
....................................
0 .18  0 .21  0 .20  0 .18  0 .18
Net realized and unrealized gain (loss) ...........................
2 .04  0 .84  0 .99  ( 0 .70 ) 2 .15
Net increase (decrease) from investment operations ................... 2.22  1.05  1.19  (0.52) 2.33
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .23 ) ( 0 .26 ) ( 0 .19 ) ( 0 .17 ) ( 0 .17 )
From net realized gain ...................................... ( 1 .05 ) ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 )
Total distributions ........................................... (1.28) (1.13) (0.71) (1.50) (1.84)
Net asset value, end of year .................................. $ 11.46  $ 10.52  $ 10.60  $ 10.12  $ 12.14
Total Return
(c)
Based on net asset value ..................................... 21.32% 9.71% 11.99% (4.10)% 20.30%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.12% 1.11% 1.11% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...................
0.92% 0.91% 0.91% 0.90% 0.90%
Net investment income ......................................
1.59% 1.83% 1.95% 1.52% 1.36%
Supplemental Data
Net assets, end of year (000) ................................... $ 242,516  $ 239,350  $ 273,884  $ 291,809  $ 330,650
Portfolio turnover rate ........................................ 57% 51% 42% 54% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 469,205 $ (469,205) $ — $ —
Goldman Sachs & Co. LLC .......................... 886,266 (886,266) — —
J.P. Morgan Securities LLC .......................... 396,630 (396,630) — —
Morgan Stanley .................................. 2,345,851 (2,345,851) — —
National Financial Services LLC ....................... 6,187,267 (6,187,267) — —
Toronto-Dominion Bank ............................ 87,100 (87,100) — —
$ 10,372,319 $ (10,372,319) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $608,150.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 7,958 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific  in the Statement of Operations. For the year ended December 31, 2025 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 111,235 $ 481,315 $ 592,550
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 111,235
Class III ...................................................................................................... 481,315
$ 592,550
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $8,505 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $164,709,481 and $209,345,617, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the characterization of corporate actions.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Equity Dividend V.I. Fund .............................................................. $ (557) $ 557
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Equity Dividend V.I. Fund
Ordinary income ...................................................................................... $ 8,235,398 $ 11,859,899
Long-term capital gains ................................................................................. 22,685,349 17,654,486
$ 30,920,747 $ 29,514,385
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Equity Dividend V.I. Fund .............................................. $ 1,901,843 $ 8,435,350 $ 39,361,679 $ 49,698,872

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 270,147,834 $ 57,370,923 $ (15,362,114) $ 42,008,809

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
18
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
592,911 $ 6,614,501 954,817 $ 10,805,580
Shares issued in reinvestment of distributions ........................
526,715 6,009,070 490,039 5,360,396
Shares redeemed .........................................
(1,076,643) (12,148,778) (791,432) (8,898,662)
42,983 $ 474,793 653,424 $ 7,267,314
Class III
Shares sold .............................................
1,972,565 $ 22,129,336 1,119,733 $ 12,705,862
Shares issued in reinvestment of distributions ........................
2,190,662 24,911,677 2,213,727 24,153,988
Shares redeemed .........................................
(5,750,648) (66,332,485) (6,425,831) (72,531,932)
(1,587,421) $ (19,291,472) (3,092,371) $ (35,672,082)
(1,544,438) $ (18,816,679) (2,438,947) $ (28,404,768)

Report of Independent Registered Public Accounting Firm
19
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
20
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
NYRS New York Registered Shares
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.30%, 10/20/34 ............ USD 280 $ 280,704
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.94%,
04/20/37 ................. 660 659,053
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.26%, 07/22/37 ....... 270 271,287
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.12%,
12/17/29 ................. 1,490 1,488,384
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.10%,
03/30/38 ................. 270 269,971
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.30%, 01/15/35 ............ 270 270,035
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.72%, 10/22/30 ... 118 118,491
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.90%, 10/20/30 ... 256 256,152
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.67%, 07/15/31 ....... 502 502,668
CIFC Funding Ltd., Series 2020-1A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 5.82%,
07/15/36 ................. 875 875,449
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 5.19%, 04/20/38 ....... 2,000 2,006,167
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.05%, 04/20/38 ............ 260 259,862
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.75%, 07/18/30 ....... 250 250,777
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.58%, 10/20/37 ............ 475 476,733
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.11%, 01/25/38 ....... 250 250,486
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 4.88%, 07/15/39 ....... 68 68,048
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.00%, 04/23/38 ....... USD 270 $ 269,642
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.43%, 04/15/37 ....... 250 250,881
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.15%, 01/15/38 ............ 270 270,526
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.01%, 04/20/38 . 400 399,419
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 4.87%,
01/15/35 ................. 270 269,595
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.52%,
04/26/31 ................. 142 142,514
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.16%, 07/19/38 ....... 250 250,684
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 04/15/31 ....... 270 269,992
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.22%,
01/15/38 ................. 270 271,053
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.03%, 03/25/38 ............ 300 299,893
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.80%, 04/20/34 ... 250 250,495
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.25%, 05/20/31 ... 43 43,035
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.45%,
04/15/37 ................. 1,354 1,358,953
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.29%, 01/15/34 ... 250 250,078
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.67%, 01/15/34 ... 250 250,509
13,151,536

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.81%,
02/15/37
(c)
................ EUR 630 $ 748,067
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.47%, 04/25/39
(c)
820 969,079
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.28%, 07/25/39
(c)
370 436,698
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.53%,
01/15/38
(c)
................ 1,010 1,201,389
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.83%, 01/15/39
(c)
530 625,314
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(c)
250 294,560
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.81%, 04/15/38
(c)
370 432,500
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.08%,
01/15/38
(c)
................ 400 470,299
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(c)
................ 350 411,314
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.32%, 10/25/37
(c)
820 966,955
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(c)
530 619,360
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.49%,
01/23/38
(c)
................ 680 798,199
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.25%,
11/20/38
(c)
................. 510 600,918
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.86%, 08/15/33
(c)
..... 1,640 1,923,877
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.76%, 02/15/38
(c)
........... 700 818,418
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.66%, 04/25/39
(c)
.... 780 914,931
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.11%, 01/15/38
(c)
510 600,801
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.97%,
11/14/32
(c)
................. 51 59,857
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 01/15/39
(c)
860 1,015,595
Security
Par (000)
Par (000) Value
Ireland (continued)
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.21%, 05/15/34 .... EUR 630 $ 740,367
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.11%, 05/15/34 ..... 510 599,450
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.31%, 08/15/38
(c)
580 686,056
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.34%, 07/25/51 ... USD 82 82,009
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.59%, 07/25/51 ... 48 47,962
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.74%, 07/25/51 ... 39 38,895
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 10/15/38
(c)
EUR 557 654,910
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.06%, 10/25/37
(c)
........... 680 793,943
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.42%,
07/15/38
(c)
................ 450 531,801
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 04/20/37
(c)
1,100 1,302,834
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
410 484,408
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39
(c)
........... 820 961,673
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(c)
760 897,843
21,730,282
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 703 991,579
United States — 1.8%
(a)
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 1,610 1,611,752
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 239 239,396
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 100 100,182
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 3,836 3,393,332
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 562,708
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 338,337

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... USD 377 $ 272,237
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 212 212,093
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. 57 53,563
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 779 785,978
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55 .. 1,628 1,631,332
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 1,417 1,426,894
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 2,050 2,055,163
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.12%, 08/19/42
(b)
........... 1,290 1,289,445
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 2,417 2,448,468
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 705 572,891
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 1,329 1,362,097
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 213 217,297
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.32%, 05/20/32
(b)
754 756,125
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 593,426
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 1,849 1,848,446
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 1,895 1,917,759
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,362,910
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 228,443
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 1,590 1,595,092
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 1,261 1,248,088
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 351 316,518
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 947 888,961
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 2,642 2,707,472
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 1,529 1,530,344
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 1,078 1,080,272
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... USD 1,548 $ 1,390,234
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,428,658
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,454,975
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.08%, 03/15/57
(b)
... 2,681 2,670,980
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55 ................. 1,363 1,362,488
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26 ................. 699 694,796
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37 .................. 2,236 2,232,292
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 2,067 2,087,934
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 2,046 2,052,596
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
5,969 5,834,698
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 268 262,095
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,461,741
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 337,946
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 200 195,016
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 233 207,752
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 63 57,630
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.07%, 07/15/53
(b)
... 1,668 1,654,638
SoFi Personal Loan Trust
Series 2023-1,  0.00%, 10/15/30
(e)
41 850,530
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 799 808,078
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 675 670,419
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31 .......... 38 644,769
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 1,322 1,349,448
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55 ..... 1,867 1,871,035
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33 ................. 1,685 1,688,128
Upgrade Master Pass-Thru Trust
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 1,357 1,356,607

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... USD 548 $ 548,731
70,821,235
Total Asset-Backed Securities — 2.7%
(Cost: $108,354,267) ............................. 106,694,632
Shares
Shares
Common Stocks
Australia — 0.4%
BHP Group Ltd. ............... 150,204 4,533,026
Fortescue Ltd. ................ 72,299 1,057,192
Macquarie Group Ltd. ........... 23,279 3,145,695
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 7,642,509 51
Rio Tinto Ltd.
(h)
............... 20,908 2,039,694
Rio Tinto plc ................. 7,122 573,684
Santos Ltd. .................. 271,517 1,115,172
Telix Pharmaceuticals Ltd.
(g)
....... 42,360 316,660
Transurban Group
( i )
............ 233,403 2,208,832
WiseTech Global Ltd. ........... 17,935 815,407
Woolworths Group Ltd. .......... 42,291 827,424
Worley Ltd. .................. 78,394 654,654
17,287,491
Austria — 0.0%
Raiffeisen Bank International AG ... 2,010 89,559
Belgium — 0.1%
KBC Group NV ............... 14,023 1,826,300
UCB SA .................... 709 197,546
2,023,846
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 155,026 396,387
Localiza Rent a Car SA .......... 28,368 225,190
Lojas Renner SA .............. 327,481 806,216
MercadoLibre , Inc.
(g)
............ 1,178 2,372,798
Rede D'Or Sao Luiz SA
(a)(c)
....... 25,409 189,443
Rumo SA ................... 68,435 183,868
Seguridade Participacoes SA ...... 149,282 990,469
StoneCo Ltd. , Class A
(g)
......... 5,956 88,089
Vale SA .................... 23,318 304,634
Vale SA , ADR ................ 76,937 1,002,489
XP, Inc. , Class A .............. 6,354 104,015
6,663,598
Canada — 1.2%
Algoma Steel Group, Inc.
(h)
....... 130,421 534,726
Alimentation Couche-Tard, Inc. ..... 35,044 1,913,882
Bank of Nova Scotia (The) ........ 9,143 674,326
Barrick Mining Corp. ............ 54,592 2,378,096
CAE, Inc.
(g)
.................. 12,279 373,411
Cameco Corp. ................ 3,331 305,009
Cameco Corp.
(h)
............... 131,384 12,020,322
Canadian National Railway Co. .... 21,359 2,112,480
Cenovus Energy, Inc. ........... 80,527 1,362,309
CGI, Inc. , Class A ............. 8,382 774,231
Constellation Software, Inc. ....... 1,608 3,867,729
Fortis, Inc. .................. 31,981 1,662,718
Gildan Activewear, Inc. .......... 36,229 2,264,461
Kinross Gold Corp. ............. 110,608 3,115,446
Nutrien Ltd.
(h)
................ 18,465 1,139,743
Power Corp. of Canada
(h)
........ 5,563 295,669
Sun Life Financial, Inc. .......... 86,498 5,399,547
Security
Shares
Shares Value
Canada (continued)
Suncor Energy, Inc. ............ 149,516 $ 6,636,199
Teck Resources Ltd. , Class B ..... 40,011 1,915,502
Xenon Pharmaceuticals, Inc.
(g)
..... 4,652 208,503
48,954,309
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(g)(j)
.. 1,159 362,211
Chile — 0.0%
WOM New Holdco
(d)(g)
........... 1,359 31,257
China — 1.2%
Airtac International Group ........ 31,000 913,636
Alibaba Group Holding Ltd. ....... 38,500 706,897
Alibaba Group Holding Ltd. , ADR ... 20,411 2,991,844
ANTA Sports Products Ltd. ....... 132,400 1,374,917
Bilibili , Inc. , ADR
(g)(h)
............ 12,367 304,105
BYD Co. Ltd. , Class H .......... 492,000 6,012,613
China Galaxy Securities Co. Ltd. , Class
H ...................... 593,500 767,515
China Hongqiao Group Ltd. ....... 234,000 982,735
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 6,800 260,749
Geely Automobile Holdings Ltd. .... 944,000 2,183,356
GF Securities Co. Ltd. , Class A .... 126,000 397,844
Great Wall Motor Co. Ltd. , Class A .. 585,974 1,901,282
Haidilao International Holding Ltd.
(a)(c)
116,000 213,196
JD.com, Inc. , Class A ........... 186,900 2,687,480
Laopu Gold Co. Ltd. , Class H ...... 4,900 391,610
Lenovo Group Ltd. ............. 902,000 1,072,654
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 129 779
NXP Semiconductors NV ........ 4,144 899,497
Pop Mart International Group Ltd.
(a)(c)
. 74,600 1,799,854
Prosus NV , Class N ............ 22,513 1,393,982
SAIC Motor Corp. Ltd. , Class A .... 685,300 1,496,457
Shenzhou International Group Holdings
Ltd. ..................... 91,800 723,371
Tencent Holdings Ltd. ........... 207,004 15,886,219
Tencent Holdings Ltd. , ADR ....... 325 24,879
Trip.com Group Ltd. ............ 10,900 781,546
Weichai Power Co. Ltd. , Class H ... 395,000 958,592
Yum China Holdings, Inc. ........ 50,026 2,368,658
49,496,267
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 4,076 259,274
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 221,459
Moneta Money Bank A/S
(a)(c)
...... 12,231 114,944
336,403
Denmark — 0.3%
Ascendis Pharma A/S , ADR
(g)
...... 1,480 315,595
Coloplast A/S , Class B
(h)
......... 9,307 797,938
Danske Bank A/S .............. 32,100 1,602,955
DSV A/S .................... 36,343 9,153,222
Genmab A/S
(g)
................ 1,680 520,773
Pandora A/S ................. 4,180 462,250
12,852,733
Egypt — 0.0%
Fawry for Banking & Payment
Technology Services SAE
(g)
..... 352,235 119,035

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland — 0.1%
Elisa OYJ ................... 9,665 $ 428,312
Kone OYJ , Class B ............ 11,410 808,318
Sampo OYJ , Class A ........... 81,828 990,022
2,226,652
France — 2.3%
Airbus SE ................... 25,806 5,992,772
Bouygues SA ................ 18,793 976,961
Capgemini SE ................ 5,158 856,477
Carrefour SA ................. 16,108 268,771
Cie de Saint-Gobain SA ......... 97,934 9,959,095
Dassault Systemes SE .......... 62,477 1,745,498
Eiffage SA .................. 9,329 1,336,654
Engie SA ................... 114,675 3,012,438
EssilorLuxottica SA ............ 42,757 13,519,675
Hermes International SCA ........ 4,075 10,117,616
Legrand SA ................. 12,143 1,805,212
L'Oreal SA .................. 1,231 528,488
LVMH Moet Hennessy Louis Vuitton SE 13,786 10,391,001
Renault SA .................. 42,278 1,749,983
Safran SA ................... 3,134 1,091,626
Sanofi SA ................... 117,400 11,359,064
Schneider Electric SE ........... 3,317 907,449
Societe Generale SA ........... 166,390 13,395,064
Thales SA ................... 8,087 2,181,596
91,195,440
Georgia — 0.0%
Lion Finance Group plc .......... 2,023 252,923
TBC Bank Group plc ........... 2,239 122,361
375,284
Germany — 0.6%
adidas AG .................. 4,301 851,108
Allianz SE (Registered) .......... 4,727 2,185,657
Bayer AG (Registered) .......... 9,239 400,749
Caresyntax , Inc.
(d)(g)
............ 18,947 —
Deutsche Bank AG (Registered) .... 24,572 946,984
Deutsche Telekom AG (Registered) . 128,479 4,182,127
E.ON SE ................... 114,083 2,160,153
Fresenius Medical Care AG ....... 16,893 806,904
Northern Data AG
(g)(h)
........... 6,996 126,371
RWE AG ................... 17,553 930,078
SAP SE .................... 16,066 3,903,532
Siemens Energy AG
(g)
........... 42,748 5,997,056
Symrise AG ................. 15,462 1,252,755
23,743,474
Greece — 0.0%
Athens International Airport SA ..... 26,745 337,566
Hellenic Telecommunications
Organization SA , Class R ...... 16,745 331,783
National Bank of Greece SA ...... 15,768 240,501
OPAP SA , Class R ............. 8,726 195,867
1,105,717
Hong Kong — 0.1%
AIA Group Ltd. ............... 305 3,139
Prudential plc ................ 95,681 1,471,868
Techtronic Industries Co. Ltd. ...... 137,500 1,581,681
3,056,688
Hungary — 0.0%
OTP Bank Nyrt . ............... 5,873 629,728
India — 0.1%
Axis Bank Ltd. ................ 5,636 79,696
Eicher Motors Ltd. ............. 2,568 209,042
Security
Shares
Shares Value
India (continued)
Hindustan Aeronautics Ltd.
(c)
...... 10,607 $ 518,457
ICICI Bank Ltd. ............... 5,318 79,592
IndusInd Bank Ltd.
(g)
............ 14,616 140,614
Infosys Ltd. .................. 38,179 687,561
ITC Ltd. .................... 143,082 642,167
SBI Life Insurance Co. Ltd.
(a)(c)
..... 86,046 1,950,408
Think & Learn Pvt Ltd., (Acquired
12/11/20 , cost $2,928,536)
(d)(g)(j)
.. 1,951 —
4,307,537
Indonesia — 0.0%
Astra International Tbk . PT ....... 258,300 103,670
Bank Mandiri Persero Tbk . PT ..... 2,398,400 731,352
Bank Syariah Indonesia Tbk . PT .... 303,600 40,490
Ciputra Development Tbk . PT ..... 2,584,600 128,336
Mitra Adiperkasa Tbk . PT ........ 1,025,100 71,528
Telkom Indonesia Persero Tbk . PT .. 232,800 48,710
1,124,086
Ireland — 0.1%
Accenture plc , Class A .......... 11,414 3,062,376
Israel — 0.1%
(g)
Deep Instinct Ltd.
(d)
............ 99,082 5,945
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 59,118 1,845,073
1,851,018
Italy — 1.3%
Ferrari NV .................. 3,205 1,191,024
FinecoBank Banca Fineco SpA .... 42,590 1,103,488
Intesa Sanpaolo SpA ........... 3,193,663 22,068,549
Leonardo SpA ................ 61,962 3,544,261
Mediobanca Banca di Credito
Finanziario SpA ............. 35,624 739,586
UniCredit SpA ................ 266,706 22,090,378
Wizz Air Holdings plc
(a)(c)(g)(h)
....... 13,491 231,198
50,968,484
Japan — 1.6%
Advantest Corp. ............... 24,800 3,135,908
Asahi Intecc Co. Ltd. ........... 32,900 616,727
Asahi Kasei Corp. ............. 119,800 1,064,872
Bridgestone Corp.
(h)
............ 20,600 463,485
Canon, Inc.
(h)
................. 67,800 2,006,108
Dai-ichi Life Holdings, Inc. ........ 121,000 1,005,579
Daiwa Securities Group, Inc. ...... 176,800 1,549,439
ENEOS Holdings, Inc. .......... 389,900 2,758,584
FUJIFILM Holdings Corp. ........ 28,970 614,697
Furukawa Electric Co. Ltd. ........ 12,900 822,535
Idemitsu Kosan Co. Ltd. ......... 141,600 1,072,093
Inpex Corp. .................. 32,100 642,017
Isetan Mitsukoshi Holdings Ltd. .... 32,600 473,518
Japan Exchange Group, Inc. ...... 114,200 1,218,921
Japan Post Bank Co. Ltd. ........ 123,800 1,742,742
Japan Post Holdings Co. Ltd. ...... 93,800 989,723
Japan Tobacco, Inc.
(h)
........... 108,800 3,910,523
Kakaku.com, Inc. .............. 31,600 465,840
Kansai Paint Co. Ltd. ........... 26,724 422,163
KDDI Corp. .................. 104,900 1,815,578
Keyence Corp. ............... 6,500 2,351,213
Kuraray Co. Ltd. .............. 5,700 57,823
LY Corp. .................... 460,000 1,224,036
Metaplanet , Inc.
(g)
.............. 156,100 398,573
MISUMI Group, Inc. ............ 46,100 719,400
Mitsubishi UFJ Financial Group, Inc. . 127,476 2,023,181
Mizuho Financial Group, Inc. ...... 11,700 426,986

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Murata Manufacturing Co. Ltd. ..... 133,200 $ 2,752,972
Nexon Co. Ltd. ............... 69,900 1,707,412
Nidec Corp. ................. 185,800 2,522,796
Nintendo Co. Ltd. .............. 24,800 1,674,361
Nippon Steel Corp. ............. 47,400 193,963
Nissan Chemical Corp. .......... 20,600 707,874
Nomura Holdings, Inc. .......... 176,800 1,472,827
Obayashi Corp. ............... 55,100 1,153,128
Olympus Corp. ............... 132,900 1,685,073
Rakus Co. Ltd. ............... 59,058 392,043
Sanrio Co. Ltd. ............... 21,600 675,869
Santen Pharmaceutical Co. Ltd. .... 49,665 515,159
SBI Shinsei Bank Ltd.
(g)
.......... 65,800 730,924
Seven & i Holdings Co. Ltd. ....... 66,500 955,407
Shimizu Corp. ................ 95,100 1,623,708
Socionext , Inc. ............... 47,900 671,109
Sony Group Corp. ............. 61,600 1,580,101
Sumitomo Mitsui Financial Group, Inc. 44,700 1,437,615
Sumitomo Pharma Co. Ltd.
(g)
...... 51,300 757,624
Suzuki Motor Corp. ............ 126,600 1,893,363
TOTO Ltd. .................. 19,400 536,029
Toyota Motor Corp. ............ 168,000 3,608,152
Toyota Tsusho Corp. ............ 39,800 1,342,024
Trend Micro, Inc.
(g)
............. 13,599 564,797
Yaskawa Electric Corp. .......... 14,000 425,619
65,572,213
Jersey, Channel Islands — 0.0%
Aptiv plc
(g)
................... 9,344 710,985
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 7,350 219,996
Kaspi.KZ JSC , ADR
(g)
........... 3,868 302,207
522,203
Luxembourg — 0.0%
Altice France Lux 3
(g)
........... 1,944 34,237
Macau — 0.0%
Wynn Macau Ltd. .............. 1,282,188 980,168
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 130,169
Frontken Corp. Bhd. ............ 266,800 274,127
404,296
Mexico — 0.2%
America Movil SAB de CV, Series B . 309,820 320,530
Fomento Economico Mexicano SAB de
CV ..................... 6,709 67,755
Fresnillo plc ................. 70,873 3,160,260
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 13,492 433,947
Grupo Financiero Banorte SAB de CV ,
Class O .................. 146,770 1,360,643
Grupo Mexico SAB de CV, Series B . 10,326 97,500
Promotora y Operadora de
Infraestructura SAB de CV ..... 9,628 142,938
Southern Copper Corp. .......... 1,558 223,526
Wal-Mart de Mexico SAB de CV .... 61,638 192,128
5,999,227
Netherlands — 1.1%
Adyen NV
(a)(c)(g)
............... 299 482,160
Argenx SE
(g)
................. 683 576,140
Argenx SE , ADR
(g)
............. 348 292,651
ASML Holding NV ............. 19,817 21,353,217
Security
Shares
Shares Value
Netherlands (continued)
ING Groep NV ................ 651,034 $ 18,299,416
Koninklijke Vopak NV ........... 7,545 336,202
Nebius Group NV , Class A
(g)
...... 2,291 191,768
Wolters Kluwer NV ............. 19,643 2,034,554
43,566,108
Norway — 0.0%
Kongsberg Gruppen ASA ........ 20,479 524,780
Telenor ASA ................. 43,116 627,098
1,151,878
Philippines — 0.0%
Ayala Land, Inc. ............... 357,900 136,454
Bloomberry Resorts Corp. ........ 713,000 30,777
DigiPlus Interactive Corp. ........ 135,430 37,292
International Container Terminal
Services, Inc. .............. 18,480 177,339
Metropolitan Bank & Trust Co. ..... 109,860 127,912
509,774
Poland — 0.1%
LPP SA .................... 116 670,275
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 19,261 454,598
Powszechny Zaklad Ubezpieczen SA 105,246 1,948,046
3,072,919
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 254,026
Republic of Turkiye — 0.1%
Akbank TAS ................. 342,133 555,100
Eldorado Gold Corp.
(g)
.......... 16,304 585,640
MLP Saglik Hizmetleri A/S
(a)(c)(g)
.... 22,988 203,516
Turkiye Is Bankasi A/S , Class C
(h)
... 1,328,030 434,805
1,779,061
Romania — 0.0%
Banca Transilvania SA .......... 32,189 223,722
Saudi Arabia — 0.1%
Ades Holding Co. .............. 45,036 209,237
Al Rajhi Bank ................ 24,291 630,962
Elm Co. .................... 681 135,805
Etihad Etisalat Co. ............. 33,573 589,888
Rasan Information Technology Co.
(g)
. 11,538 356,337
Saudi Basic Industries Corp. ...... 7,739 105,847
Saudi National Bank (The) ........ 10,035 101,345
Yanbu National Petrochemical Co. .. 25,928 189,917
2,319,338
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(g)
......... 262 33,423
STMicroelectronics NV .......... 38,383 1,003,144
UOL Group Ltd. ............... 45,831 311,268
1,347,835
South Africa — 0.2%
FirstRand Ltd. ................ 310,527 1,701,686
Harmony Gold Mining Co. Ltd. ..... 100,969 2,025,651
Kumba Iron Ore Ltd. ............ 15,270 324,094
Mr Price Group Ltd. ............ 47,636 503,342
Northam Platinum Holdings Ltd. .... 19,775 401,293
Valterra Platinum Ltd. ........... 9,780 828,254
Vodacom Group Ltd. ........... 11,822 100,880
5,885,200

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea — 0.4%
Doosan Enerbility Co. Ltd.
(g)
....... 3,416 $ 178,671
GS Engineering & Construction Corp. 21,846 298,293
HD Hyundai Heavy Industries Co. Ltd. 4,389 1,546,899
HD Hyundai Marine Solution Co. Ltd.
(h)
1,339 179,422
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 2,933 827,609
IsuPetasys Co. Ltd. ............ 1,825 151,339
KB Financial Group, Inc. ......... 3,363 289,503
Kia Corp. ................... 2,153 182,517
Korea Electric Power Corp.
(g)
...... 16,210 532,007
Krafton , Inc.
(g)
................ 5,372 915,323
KT&G Corp. ................. 11,152 1,100,065
Misto Holdings Corp. ........... 6,310 187,029
NAVER Corp. ................ 4,810 808,569
Samsung Electronics Co. Ltd. ..... 60,698 5,087,397
SK Hynix, Inc. ................ 10,959 4,963,092
17,247,735
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 126,928 2,977,378
Banco de Sabadell SA .......... 235,243 927,057
Bankinter SA ................. 103,585 1,716,942
CaixaBank SA ................ 293,646 3,590,153
Industria de Diseno Textil SA ...... 15,546 1,025,487
Naturgy Energy Group SA ........ 14,331 436,355
Repsol SA .................. 83,440 1,556,859
12,230,231
Sweden — 0.1%
Atlas Copco AB , Class A ......... 131,639 2,343,514
EQT AB .................... 8,023 313,427
Investor AB , Class B ............ 43,189 1,539,066
SSAB AB , Class A ............. 11,504 87,136
SSAB AB , Class B ............. 29,628 221,838
Telefonaktiebolaget LM Ericsson , Class
B ...................... 106,692 1,038,331
5,543,312
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 26,219 1,932,801
Alcon AG ................... 11,888 940,675
Belimo Holding AG (Registered) .... 754 736,706
Galderma Group AG ............ 13,221 2,692,230
Partners Group Holding AG ....... 3,250 3,987,690
TE Connectivity plc ............ 4,959 1,128,222
UBS Group AG (Registered) ...... 8,536 394,146
Zurich Insurance Group AG ....... 3,212 2,430,529
14,242,999
Taiwan — 1.4%
Accton Technology Corp. ........ 41,000 1,547,217
ASMedia Technology, Inc. ........ 9,000 345,842
ASPEED Technology, Inc. ........ 5,000 1,150,352
Bizlink Holding, Inc. ............ 18,000 869,604
eMemory Technology, Inc. ........ 10,000 549,213
Genius Electronic Optical Co. Ltd. .. 46,707 666,213
Hon Hai Precision Industry Co. Ltd. .. 146,000 1,070,227
International Games System Co. Ltd. 14,000 321,211
MediaTek, Inc. ................ 20,000 908,104
Realtek Semiconductor Corp. ..... 84,548 1,312,749
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 889,000 43,700,826
TS Financial Holding Co. Ltd. ...... 448,000 290,841
Winbond Electronics Corp.
(g)
...... 732,000 1,925,814
54,658,213
Security
Shares
Shares Value
Thailand — 0.0%
CP ALL PCL ................. 284,600 $ 393,020
Krungthai Card PCL ............ 291,300 242,615
True Corp. PCL , NVDR .......... 506,800 175,137
810,772
United Arab Emirates — 0.0%
NMC Health plc
(d)(g)
............. 284,408 4
United Kingdom — 2.4%
3i Group plc ................. 16,792 736,310
Admiral Group plc ............. 35,685 1,526,529
Anglo American plc ............ 18,626 770,418
BAE Systems plc .............. 643,997 14,821,627
BP plc ..................... 171,006 997,301
British American Tobacco plc ...... 86,665 4,913,096
British Land Co. plc (The) ........ 68,878 373,760
Bunzl plc ................... 40,090 1,119,472
Compass Group plc ............ 291,632 9,240,375
Convatec Group plc
(a)(c)
.......... 121,970 398,221
Genius Sports Ltd.
(g)
............ 106,647 1,175,250
Haleon plc .................. 182,093 920,185
Imperial Brands plc ............ 28,653 1,203,145
J Sainsbury plc ............... 361,192 1,582,323
National Grid plc .............. 1,056,924 16,211,610
NatWest Group plc ............. 521,333 4,573,280
RELX plc ................... 188,078 7,577,064
Rolls-Royce Holdings plc ........ 457,464 7,075,007
Schroders plc ................ 140,207 766,437
Shell plc
(h)
................... 452,713 16,770,328
St. James's Place plc ........... 43,866 814,785
Verisure plc
(g)
................ 41,035 675,141
94,241,664
United States — 45.7%
Abbott Laboratories ............ 71,969 9,016,996
AbbVie, Inc. ................. 37,959 8,673,252
Adobe, Inc.
(g)(k)
................ 18,548 6,491,615
Advanced Micro Devices, Inc.
(g)
.... 38,180 8,176,629
Air Products & Chemicals, Inc. ..... 19,258 4,757,111
Airbnb, Inc. , Class A
(g)
........... 27,714 3,761,344
Akamai Technologies, Inc.
(g)
....... 11,908 1,038,973
Albemarle Corp. .............. 9,054 1,280,598
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(g) (j)
........ 60 —
Alliance Laundry Holdings, Inc.
(g)(h)
.. 50,547 1,028,631
Alphabet, Inc. , Class C .......... 286,960 90,048,048
Altria Group, Inc.
(h)
............. 102,329 5,900,290
Amazon.com, Inc.
(g)(k)
........... 304,275 70,232,756
AMC Networks, Inc. , Class A
(g)
..... 23,186 220,731
Ameren Corp. ................ 2,798 279,408
American Express Co. .......... 10,832 4,007,298
Amphenol Corp. , Class A ........ 26,780 3,619,049
Analog Devices, Inc. ............ 1,050 284,760
Apollo Global Management, Inc. .... 80,374 11,634,940
Apple, Inc. .................. 305,156 82,959,710
AppLovin Corp. , Class A
(g)
........ 4,563 3,074,641
Arista Networks, Inc.
(g)
.......... 12,708 1,665,129
Autodesk, Inc.
(g)
............... 24,191 7,160,778
Automatic Data Processing, Inc. .... 8,679 2,232,499
AutoNation, Inc.
(g)
.............. 1,453 300,015
AutoZone, Inc.
(g)
.............. 220 746,130
Avaya LLC
(g)
................. 261 3,698
Axsome Therapeutics, Inc.
(g)
...... 2,704 493,859
Bank of America Corp. .......... 595,934 32,776,370
Berkshire Hathaway, Inc. , Class B
(g)
. 6,488 3,261,193
Best Buy Co., Inc. ............. 61,171 4,094,175

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Boeing Co. (The)
(g)
............. 93,871 $ 20,381,272
Booking Holdings, Inc. .......... 1,593 8,531,041
Boston Scientific Corp.
(g)
......... 190,502 18,164,366
Bristol-Myers Squibb Co. ......... 45,496 2,454,054
Broadcom, Inc. ............... 125,852 43,557,377
Burlington Stores, Inc.
(g)
......... 3,129 903,812
Cadence Design Systems, Inc.
(g)
... 5,019 1,568,839
Caesars Entertainment, Inc.
(g)
..... 19,712 461,064
Capital One Financial Corp. ....... 87,790 21,276,784
Cardinal Health, Inc. ............ 1,031 211,870
Carrier Global Corp. ............ 22,533 1,190,644
Carvana Co. , Class A
(g)
.......... 4,270 1,802,025
Centene Corp.
(g)
.............. 13,864 570,504
Century Communities, Inc. ....... 12,821 760,926
Charles Schwab Corp. (The) ...... 2,489 248,676
Charter Communications, Inc. , Class
A
(g)
..................... 8,712 1,818,630
Chevron Corp. ................ 82,562 12,583,274
Circle Internet Group, Inc. , Class A
(g)
. 42,170 3,344,081
Cisco Systems, Inc. ............ 214,016 16,485,652
Citigroup, Inc. ................ 200,920 23,445,355
Coca-Cola Co. (The) ........... 50,144 3,505,567
Cognizant Technology Solutions Corp. ,
Class A .................. 4,343 360,469
Coinbase Global, Inc. , Class A
(g)
.... 3,941 891,218
Comerica, Inc. ................ 2,784 242,013
Constellation Energy Corp. ....... 2,101 742,220
CoreWeave , Inc. , Class A
(g)
....... 16,353 1,171,038
Costco Wholesale Corp. ......... 29,935 25,814,148
CRH plc .................... 98,654 12,312,019
Crowdstrike Holdings, Inc. , Class A
(g)
. 5,850 2,742,246
Crown PropTech Acquisitions
(d)(g)
... 80,064 69,344
Crown PropTech Acquisitions , Class A
(g)
28,147 320,313
Datadog, Inc. , Class A
(g)
......... 11,284 1,534,511
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(g)(j)(l)
............... —
(m)
7,781,991
Deckers Outdoor Corp.
(g)
......... 3,726 386,274
Dell Technologies, Inc. , Class C .... 26,850 3,379,878
Delta Air Lines, Inc. ............ 167,920 11,653,648
Devon Energy Corp. ............ 64,154 2,349,961
DF Residential III LP
(d)(g)
......... 1,344,765 1,452,346
Dick's Sporting Goods, Inc. ....... 4,025 796,829
Dollar General Corp. ........... 24,853 3,299,733
Domino's Pizza, Inc. ............ 1,024 426,824
DR Horton, Inc. ............... 56,624 8,155,555
Duke Energy Corp. ............ 10,560 1,237,738
Eaton Corp. plc ............... 10,091 3,214,084
eBay, Inc. ................... 17,144 1,493,242
EchoStar Corp. , Class A
(g)
........ 40,742 4,428,655
Edwards Lifesciences Corp.
(g)
..... 28,043 2,390,666
Eli Lilly & Co. ................ 38,092 40,936,711
EMCOR Group, Inc. ............ 671 410,511
EOG Resources, Inc. ........... 31,113 3,267,176
EPAM Systems, Inc.
(g)
........... 1,429 292,774
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(g)(j)
......... 16,498 10,383,346
EQT Corp. .................. 166,009 8,898,082
Estee Lauder Cos., Inc. (The) , Class A 15,694 1,643,476
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$2,122,371)
(d)(g)(j)
............ 3,623 1,341
Experian plc ................. 13,424 605,242
FactSet Research Systems, Inc. .... 7,850 2,277,991
Security
Shares
Shares Value
United States (continued)
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(g)(j)
............ 132,691 $ 10,615,280
Farmers Business Network, Inc.
(d)(g)
.. 84,447 86,980
Fifth Third Bancorp ............ 23,029 1,077,987
Figma, Inc. , Class A
(g)
........... 6,041 225,752
First Citizens BancShares , Inc. , Class A 758 1,626,804
First Horizon Corp. ............. 40,388 965,273
Flagstar Bank NA .............. 210,234 2,646,846
Flex Ltd.
(g)
................... 21,362 1,290,692
Ford Motor Co. ............... 426,776 5,599,301
Fortinet, Inc.
(g)
................ 23,070 1,831,989
Fortive Corp. ................. 13,741 758,641
Fox Corp. , Class A ............. 25,506 1,863,723
Freeport-McMoRan, Inc. ......... 249,704 12,682,466
Garmin Ltd. .................. 9,899 2,008,012
GE Aerospace ................ 44,058 13,571,186
GE Vernova , Inc. .............. 15,188 9,926,421
Gilead Sciences, Inc. ........... 18,651 2,289,224
Goldman Sachs Group, Inc. (The) .. 5,083 4,467,957
GSK plc .................... 77,839 1,908,396
HCA Healthcare, Inc. ........... 421 196,548
Hewlett Packard Enterprise Co. .... 43,020 1,033,340
Hilton Worldwide Holdings, Inc. .... 21,738 6,244,240
Holcim AG .................. 26,363 2,566,446
Home Depot, Inc. (The) ......... 39,032 13,430,911
Honeywell International, Inc. ...... 31,709 6,186,109
Howmet Aerospace, Inc. ......... 24,932 5,111,559
Humana, Inc. ................ 2,715 695,393
Huntington Bancshares, Inc. ...... 137,991 2,394,144
Huntington Ingalls Industries, Inc. ... 4,568 1,553,440
iHeartMedia, Inc. , Class A
(g)
....... 2,519 10,479
Illinois Tool Works, Inc. .......... 13,884 3,419,629
Included Health, (Acquired 02/11/22,
cost $6,542,036)
(d)(g)(j)
......... 2,434,345 1,947,476
Incyte Corp.
(g)
................ 17,594 1,737,759
Insmed , Inc.
(g)
................ 3,587 624,281
Intel Corp.
(g)
................. 101,686 3,752,213
Intuit, Inc. ................... 19,824 13,131,814
Intuitive Surgical, Inc.
(g)
.......... 24,215 13,714,407
Invesco Ltd. ................. 48,646 1,277,930
Jabil, Inc. ................... 16,459 3,752,981
Johnson & Johnson ............ 53,929 11,160,607
JPMorgan Chase & Co. ......... 94,444 30,431,746
Keurig Dr Pepper, Inc. .......... 98,677 2,763,943
KLA Corp. ................... 1,700 2,065,636
Lam Research Corp. ........... 102,977 17,627,603
Las Vegas Sands Corp. ......... 44,223 2,878,475
Latch, Inc.
(g)
................. 174,273 26,176
Lionsgate Studios Corp.
(g)
........ 185,013 1,689,169
Live Nation Entertainment, Inc.
(g)(k)
.. 59,734 8,512,095
Lockheed Martin Corp. .......... 10,970 5,305,860
Lululemon Athletica, Inc.
(g)
........ 12,919 2,684,697
Lumen Technologies, Inc.
(g)
....... 75,071 583,302
M/I Homes, Inc.
(g)
.............. 3,246 415,326
Marsh & McLennan Cos., Inc. ..... 65,508 12,153,044
Marvell Technology, Inc. ......... 23,517 1,998,475
Masimo Corp.
(g)
............... 20,282 2,637,877
Mastercard, Inc. , Class A ......... 38,624 22,049,669
Match Group, Inc. ............. 91,676 2,960,218
McDonald's Corp. ............. 17,631 5,388,563
McKesson Corp. .............. 18,641 15,291,026
Medtronic plc ................ 126,929 12,192,800
Merck & Co., Inc. .............. 69,501 7,315,675
Meritage Homes Corp. .......... 10,190 670,502

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Meta Platforms, Inc. , Class A ...... 56,993 $ 37,620,509
Micron Technology, Inc. .......... 86,715 24,749,328
Microsoft Corp.
(k)
.............. 202,908 98,130,367
Moderna, Inc.
(g)
............... 115,681 3,411,433
MongoDB, Inc. , Class A
(g)
........ 14,452 6,065,360
Monolithic Power Systems, Inc. .... 2,117 1,918,764
Morgan Stanley ............... 16,759 2,975,225
Motorola Solutions, Inc. ......... 7,817 2,996,412
MP Materials Corp. , Class A
(g)
..... 32,880 1,661,098
MSCI, Inc. .................. 4,639 2,661,533
Nestle SA (Registered) .......... 7,030 697,792
Netflix, Inc.
(g)
................. 112,063 10,507,027
Newmont Corp. ............... 21,681 2,164,848
NextEra Energy, Inc. ........... 181,685 14,585,672
Novartis AG (Registered) ........ 36,751 5,064,141
NRG Energy, Inc. .............. 17,145 2,730,170
NVIDIA Corp.
(k)
............... 591,619 110,336,943
Omnicom Group, Inc. ........... 26,585 2,146,739
Oracle Corp. ................. 25,812 5,031,017
Otis Worldwide Corp. ........... 64,824 5,662,376
Palantir Technologies, Inc. , Class A
(g)
48,024 8,536,266
Palladyne AI Corp.
(g)
............ 200,974 856,147
Palladyne AI Corp.
(g)(h)
........... 7,132 30,382
Paramount Skydance Corp. , Class B 8,959 120,051
PayPal Holdings, Inc. ........... 8,003 467,215
PepsiCo, Inc. ................ 14,881 2,135,721
Pfizer, Inc. .................. 99,309 2,472,794
Philip Morris International, Inc. ..... 78,777 12,635,831
Pinnacle West Capital Corp. ...... 10,877 964,790
Playstudios , Inc. , Class A
(g)
....... 277,748 180,953
PNC Financial Services Group, Inc.
(The) .................... 6,779 1,414,981
Principal Financial Group, Inc. ..... 37,422 3,300,995
Procter & Gamble Co. (The) ...... 50,861 7,288,890
Progressive Corp. (The) ......... 66,515 15,146,796
Prologis, Inc. ................. 22,569 2,881,159
Prudential Financial, Inc. ......... 31,829 3,592,858
Raymond James Financial, Inc. .... 1,326 212,942
Regeneron Pharmaceuticals, Inc. ... 2,347 1,811,579
Relspace
(d)(g)
................. 1,419 1,462
ResMed, Inc.
(h)
............... 1,568 377,684
Robinhood Markets, Inc. , Class A
(g)
.. 10,856 1,227,814
ROBLOX Corp. , Class A
(g)
........ 10,224 828,451
Rocket Cos., Inc. , Class A ........ 117,219 2,269,360
Rockwell Automation, Inc. ........ 563 219,046
Royalty Pharma plc , Class A ...... 6,918 267,312
RTX Corp. .................. 7,035 1,290,219
S&P Global, Inc. .............. 3,015 1,575,609
Salesforce, Inc. ............... 59,753 15,829,167
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(g)
(j)
....................... 67,266 607,771
ServiceNow, Inc.
(g)
............. 87,426 13,392,789
ServiceTitan , Inc. , Class A
(g)
....... 11,776 1,254,144
Six Flags Entertainment Corp.
(g)
.... 35,220 540,275
Skyworks Solutions, Inc. ......... 55,483 3,518,177
SLB Ltd. .................... 15,997 613,965
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(g)(j)
.......... 15,609 95,527
Snowflake, Inc. , Class A
(g)
........ 5,482 1,202,532
Solaris Energy Infrastructure, Inc. ,
Class A
(h)
................. 30,322 1,393,902
Soleno Therapeutics, Inc.
(g)
....... 4,063 188,117
Solstice Advanced Materials, Inc.
(g)
.. 1,256 61,016
Sonder Holdings, Inc. , Class A
(g)
.... 27,555 276
Security
Shares
Shares Value
United States (continued)
SOURCE Global PBC
(d)(g)
........ 38,066 $ 3,045
Southern Co. (The) ............ 7,280 634,816
Southwest Airlines Co. .......... 27,409 1,132,814
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(d)(g)(j)
............ 25,071 7,922,436
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(g)(j)
............ 26,909 8,503,244
Spotify Technology SA
(g)
......... 889 516,251
Starbucks Corp. ............... 10,201 859,026
Starz Entertainment Corp. ........ 7,948 92,992
STERIS plc .................. 1,296 328,562
Stryker Corp.
(h)
............... 55,714 19,581,800
Synchrony Financial ............ 31,277 2,609,440
T. Rowe Price Group, Inc. ........ 9,368 959,096
Take-Two Interactive Software, Inc.
(g)
. 5,552 1,421,479
Tapestry, Inc. ................. 16,672 2,130,181
Target Corp. ................. 9,518 930,385
TD SYNNEX Corp. ............. 5,372 807,036
Tenaris SA .................. 38,439 741,714
Tesla, Inc.
(g)
.................. 65,134 29,292,062
Texas Instruments, Inc. .......... 5,172 897,290
Textron, Inc. ................. 37,706 3,286,832
Thermo Fisher Scientific, Inc. ...... 12,189 7,062,916
TJX Cos., Inc. (The) ............ 106,116 16,300,479
T-Mobile US, Inc. .............. 6,256 1,270,218
Toll Brothers, Inc. .............. 15,278 2,065,891
Trane Technologies plc .......... 49,615 19,310,158
TransDigm Group, Inc. .......... 9,401 12,501,920
TRI Pointe Homes, Inc.
(g)
......... 22,284 701,277
Tyler Technologies, Inc.
(g)
........ 971 440,785
Uber Technologies, Inc.
(g)
........ 48,645 3,974,783
Ulta Beauty, Inc.
(g)
............. 1,655 1,001,292
Union Pacific Corp. ............ 33,469 7,742,049
United Airlines Holdings, Inc.
(g)
..... 110,584 12,365,503
United Therapeutics Corp.
(g)
....... 1,257 612,473
UnitedHealth Group, Inc. ......... 19,655 6,488,312
Universal Health Services, Inc. , Class B 3,855 840,467
US Bancorp ................. 51,361 2,740,623
Valero Energy Corp. ............ 27,747 4,516,934
Ventas, Inc. ................. 5,105 395,025
Vera Therapeutics, Inc. , Class A
(g)
... 4,123 208,789
Verizon Communications, Inc. ..... 160,554 6,539,364
Vertex Pharmaceuticals, Inc.
(g)
..... 16,627 7,538,017
Vertiv Holdings Co. , Class A ...... 58,923 9,546,115
Viatris , Inc. .................. 347,720 4,329,114
VICI Properties, Inc. ............ 21,959 617,487
Viking Holdings Ltd.
(g)
........... 4,092 292,210
Visa, Inc. , Class A ............. 9,409 3,299,830
Vistra Corp. ................. 44,457 7,172,248
Walmart, Inc. ................. 242,128 26,975,480
Walt Disney Co. (The) .......... 159,427 18,138,010
Waste Management, Inc. ......... 7,505 1,648,924
Wealthfront Corp.
(g)
............ 46,121 626,784
Wells Fargo & Co. ............. 349,835 32,604,622
Welltower, Inc. ................ 3,287 610,100
West Pharmaceutical Services, Inc. . 504 138,671
Williams Cos., Inc. (The) ......... 188,434 11,326,768
Wolfspeed , Inc.
(g)
.............. 1,745 30,380
Workday, Inc. , Class A
(g)
......... 4,409 946,965
Wynn Resorts Ltd. ............. 31,006 3,730,952
Zimmer Biomet Holdings, Inc. ..... 15,268 1,372,899
Zoetis, Inc. , Class A ............ 44,641 5,616,731
1,825,090,350

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Zambia — 0.0%
First Quantum Minerals Ltd.
(g)
..... 10,472 $ 280,769
Total Common Stocks — 62.2%
(Cost: $2,204,014,570) ........................... 2,480,801,706
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. USD 41 42,953
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 72 73,620
116,573
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 455 436,600
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 346 363,127
8.50%, 05/01/30 ............ 574 596,925
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 2,180 1,473,008
12.50%, 07/31/27 ........... 3,633 2,497,217
Quintis Australia Pty. Ltd.
(a)(d)(f)(g)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 1,614,487
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
6,981,365
Austria — 0.0%
ams -OSRAM AG, 2.13%, 11/03/27
(c)(p)
EUR 1,100 1,229,700
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 1,400 1,391,976
Brazil — 0.0%
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 200 209,750
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 268 270,624
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 211,704
6.95%, 03/05/54 ............ 200 152,500
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 42 42,617
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 123 125,389
Vale Overseas Ltd., 6.40%, 06/28/54 . 42 42,861
1,055,445
Canada — 0.4%
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
1,460 1,500,444
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 789 943,228
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... USD 53 49,367
Garda World Security Corp., 7.75%,
02/15/28
(a)
................ 105 107,373
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 11,967 13,160,848
NOVA Chemicals Corp., 5.25%,
06/01/27
(a)
................ 105 105,642
Security
Par (000)
Par (000) Value
Canada (continued)
Toucan FinCo . Ltd., 9.50%, 05/15/30
(a)
USD 1,581 $ 1,578,797
17,445,699
Chile — 0.0%
(a)(b)
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55 270 282,728
WOM Chile Holdco SpA , 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(o)(p)
............... 447 403,050
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50 % PIK), 04/01/31
(o)
. 31 29,187
714,965
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 1,084 1,683,452
Fantasia Holdings Group Co. Ltd.
(c)(g)(n)
11.75%, 04/17/24 ........... 716 7,160
10.88%, 01/09/25 ........... 815 8,150
Prosus NV, 4.03%, 08/03/50
(c)
..... 209 145,255
1,844,017
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(o)
................ 210 206,270
Gran Tierra Energy, Inc., 9.50%,
10/15/29 ................. 262 182,090
SURA Asset Management SA, 6.35%,
05/13/32 ................. 200 213,266
601,626
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 206 215,915
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 923 1,138,328
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 933 1,134,838
2,273,166
Denmark — 0.0%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.30%,
02/24/31
(a)(b)(c)
.............. 151 170,181
Finland — 0.0%
(c)
Citycon Treasury BV
5.00%, 03/11/30 ............ 150 167,460
5.38%, 07/08/31 ............ 200 222,951
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 579 690,769
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.39%, 06/30/32
(b)
... 116 137,671
1,218,851
France — 0.6%
Afflelou SAS
6.00%, 07/25/29
(c)
........... 488 596,606
Altice France SA
(c)
5.50%, 10/15/31 ............ 145 161,636
5.63%, 07/15/32 ............ 145 161,891
Atos SE
(c)(q)
5.20%, 12/18/30 ............ 869 1,007,465
1.04%, 12/18/32 ............ 600 461,791

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%, 07/18/30
(b)(c)
.... EUR 406 $ 474,307
BNP Paribas SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)(b)(r)
... USD 216 213,968
Clariane SE, 0.88%, 03/06/27
(c)(p)
... EUR 792 529,228
ELO SACA, 2.88%, 01/29/26
(c)
..... 300 351,924
Forvia SE
2.75%, 02/15/27
(c)
........... 298 349,420
6.75%, 09/15/33
(a)
........... USD 425 438,844
FR Bondco SAS, 6.88%, 10/31/32
(c)
. EUR 393 463,470
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.05%, 02/01/30
(a)(b)
.. 846 1,006,343
6.75%, 02/01/30
(a)
........... 1,076 1,311,719
6.75%, 02/01/30
(c)
........... 144 175,546
Iliad SA, 4.25%, 01/09/32
(c)
....... 800 948,386
IPD 3 BV
(c)
5.50%, 06/15/31 ............ 805 956,882
5.50%, 06/15/31 ............ 353 417,426
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64%, 07/01/29
(b)(c)
.. 735 873,743
Loxam SAS, 6.38%, 05/31/29
(c)
.... 1,100 1,337,342
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 749 101,226
Maya SAS, 5.63%, 10/15/28
(c)
..... 2,401 2,860,731
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 300 364,689
4.88%, 12/08/28 ............ 800 952,131
4.95%, 11/14/30 ............ 200 236,397
Paprec Holding SA, 4.13%, 07/15/30
(c)
916 1,081,617
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 3.84%), 6.13%
(r)
......... 200 236,277
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 900 1,114,733
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 479,075
Sabena technics SAS, (Acquired
10/28/22, cost $1,692,269), (3-mo.
EURIBOR + 5.00%), 7.02%,
09/30/29
(b)(d)(j)
.............. 1,713 2,012,532
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 105 125,823
Worldline SA, 5.25%, 11/27/29
(c)
.... 100 103,720
21,906,888
Germany — 0.7%
Alstria Office AG
(c)
4.25%, 10/15/29 ............ 300 348,365
5.50%, 03/20/31 ............ 500 601,460
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... 484 573,194
Aroundtown Finance SARL
(b)(c)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 255 256,288
(5-Year EURIBOR ICE Swap Rate
+ 3.43%), 5.25% .......... EUR 2,301 2,635,806
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 800 964,788
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 300 246,221
Security
Par (000)
Par (000) Value
Germany (continued)
Commerzbank AG
(b)(c)(r)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... EUR 400 $ 466,744
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 200 265,090
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 1,233 1,362,181
Deutsche Bank AG
(b)(c)(r)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... 200 234,411
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 2,000 2,327,794
Deutsche Lufthansa AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 400 487,842
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 600 731,763
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 302 361,492
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
11.62%, (11.62% Cash or 11.62%
PIK), 04/01/31
(b)(d)(o)
.......... 3,073 3,218,932
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
671 796,828
IHO Verwaltungs GmbH
(c)(o)
8.75%, (8.75 % Cash or 9.50% PIK),
05/15/28
(b)
.............. 1,029 1,263,421
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 626 794,258
Mahle GmbH, 6.50%, 05/02/31
(a)
... 1,226 1,498,131
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 10/15/32
(b)(c)
.... 1,176 1,394,512
PCF GmbH
(c)
4.75%, 04/15/29 ............ 124 67,839
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78%, 04/15/29
(b)
... 417 228,937
PrestigeBidCo GmbH
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 07/01/29 .... 249 295,016
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 07/01/29 .... 315 373,214
Progroup AG
(a)
5.13%, 04/15/29 ............ 360 434,449
5.38%, 04/15/31 ............ 362 434,870
Salzgitter AG, 3.38%, 10/22/32
(c)(p)
.. 600 768,228
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 239,932
5.38%, 04/01/31 ............ 200 247,813
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... 300 358,751
Techem Verwaltungsgesellschaft 675
mbH , 4.63%, 07/15/32
(c)
....... 200 238,109
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(o)
753 556,625
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 200 200,047
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 833 1,018,053
5.00%, 05/15/30
(c)
........... 250 301,463
Volkswagen International Finance NV,
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49%
(b)(c)(r)
.......... 100 121,283
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(p)
............... 400 454,332

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(r)
................ EUR 786 $ 942,327
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 500 619,030
ZF North America Capital, Inc., 7.50%,
03/24/31
(a)
................ USD 200 202,151
28,931,990
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 714 835,401
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 378 474,621
1,310,022
Hong Kong — 0.0%
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ USD 350 320,576
India — 0.0%
Diamond II Ltd., 7.95%, 07/28/26
(a)
.. 200 200,438
Greenko Dutch BV, 3.85%, 03/29/26
(c)
173 171,486
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 244 238,272
REI Agro Ltd.
(d)(g)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 200 198,712
Vedanta Resources Finance II plc
(a)
10.88%, 09/17/29 ........... 240 252,975
9.85%, 04/24/33 ............ 200 205,750
1,267,634
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 252 252,630
Minejesa Capital BV, 5.63%, 08/10/37
(a)
200 198,250
450,880
Ireland — 0.1%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(r)
. EUR 500 601,692
Cedacri SpA , (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.69%,
05/15/28
(b)(c)
............... 225 266,831
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 707 845,004
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 442 518,112
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
USD 134 138,983
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 219 296,124
2,666,746
Israel — 0.1%
Energean plc, 5.63%, 05/12/31
(c)
... EUR 275 323,178
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 50 66,105
7.38%, 09/15/29 ............ 163 215,502
7.88%, 09/15/31 ............ 889 1,249,786
7.88%, 09/15/31 ............ 172 241,803
2,096,374
Security
Par (000)
Par (000) Value
Italy — 0.5%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(r)
..... EUR 284 $ 344,439
Agrifarma SpA , 4.50%, 10/31/28
(a)
.. 1,983 2,351,305
Almaviva-The Italian Innovation Co.
SpA , 5.00%, 10/30/30
(c)
....... 987 1,169,545
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(r)
....................... 400 486,241
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 09/30/31
(b)
... 570 675,518
6.50%, 09/30/31 ............ 416 501,554
Dolcetto Holdco SpA , 5.63%,
07/14/32
(c)
................ 674 803,953
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(b)(c)
............... 585 692,756
Engineering - Ingegneria Informatica -
SpA , 11.13%, 05/15/28
(c)
....... 1,142 1,420,638
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(r)
.......... 500 595,679
Fedrigoni SpA , 6.13%, 06/15/31
(c)
... 868 994,106
Fiber Midco SpA , 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
446 395,380
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 208 248,385
5.13%, 06/30/32 ............ 227 271,128
FIS Fabbrica Italiana Sintetici SpA ,
5.63%, 08/01/27
(c)
........... 607 713,336
Gruppo San Donato SpA , 6.50%,
10/31/31
(c)
................ 315 376,782
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(a)
... 825 980,694
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(c)
... 441 524,225
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(r)
250 300,778
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85%, 12/15/29
(b)(c)
470 561,281
Itelyum Regeneration SpA , 5.75%,
04/15/30
(c)
................ 391 458,001
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 264,828
4.88%, 01/31/31 ............ 434 525,258
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.31%, 06/01/31
(b)
... 329 389,003
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.32%, 05/17/31
(b)
... 291 345,803
7.13%, 05/17/31 ............ 319 400,358
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.89%, 12/31/29
(b)
... 207 247,113
6.75%, 12/31/29 ............ 343 423,531
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,975,638), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 1,786 2,087,068
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 136 161,299
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(b)
... 511 604,639
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 07/01/32
(b)
... 336 396,996

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 237 $ 262,529
Unipol Assicurazioni SpA , 4.90%,
05/23/34
(c)
................ EUR 300 369,407
21,343,556
Japan — 0.2%
Nissan Motor Co. Ltd., 5.25%,
07/17/29
(c)
................ 758 914,589
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(r)
....................... USD 239 245,346
Rakuten Group, Inc.
11.25%, 02/15/27
(a)
.......... 200 213,840
(5-Year EUR Swap Annual +
4.74%), 4.25%
(b)(c)(r)
........ EUR 200 227,983
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ 829 997,265
5.25%, 10/10/29 ............ 288 343,598
5.88%, 07/10/31 ............ 1,133 1,360,577
5.75%, 07/08/32 ............ 1,366 1,627,542
6.38%, 07/10/33 ............ 765 922,020
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(r)
........... USD 222 226,011
7,078,771
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... 924 860,009
10.38%, 03/31/29
(c)
.......... GBP 722 885,911
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 215 259,233
2,005,153
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... USD 267 266,583
Luxembourg — 0.4%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 1,839 2,242,803
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 542 656,957
Altice Financing SA, 3.00%, 01/15/28
(c)
810 654,127
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(a)
........... USD 300 314,147
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 367 435,255
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.06%, 05/15/32
(b)
... 217 256,393
Encore Issuances SA, (1-mo.
EURIBOR + 3.00%), 4.93%,
08/14/26
(b)(c)
............... 312 368,106
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 678 762,540
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 200 173,655
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 1,435 936,667
INEOS Finance plc
7.50%, 04/15/29
(a)
........... USD 200 173,736
7.25%, 03/31/31
(c)
........... EUR 667 674,492
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 1,328 1,583,960
6.50%, 09/30/30
(c)
........... 358 407,131
Security
Par (000)
Par (000) Value
Luxembourg (continued)
6.88%, 09/30/32
(c)
........... EUR 276 $ 310,257
Kleopatra Finco SARL, 4.25%,
03/01/26
(c)(g)(n)
.............. 975 538,535
Luna 1.5 SARL , 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 382 466,805
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 230 275,238
Maxam Prill SARL, 6.00%, 07/15/30
(c)
998 1,198,281
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 530 573,990
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.31%, 02/15/30
(b)
... 309 340,407
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(o)
.............. 66 77,629
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. 804 936,475
5.63%, 06/08/30 ............ 1,047 1,185,061
15,542,647
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 334 321,548
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 200 194,370
Dua Capital Ltd., 2.78%, 05/11/31 ... 341 314,907
Gohl Capital Ltd., 4.25%, 01/24/27 .. 300 297,375
806,652
Mauritius — 0.3%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... 6,135 6,349,553
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(c)
........... 4,400 4,400,000
10,749,553
Mexico — 0.2%
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(r)
..................... 200 208,480
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(c)(p)
....... EUR 1,600 1,879,328
Petroleos Mexicanos , 7.50%,
03/20/26
(a)
................ USD 6,405 6,421,012
8,508,820
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 1,522 1,844,917
5.75%, 05/15/30
(a)
........... 296 359,684
ING Groep NV
(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 600 582,555
(USISSO05 + 3.59%), 7.00% ... 200 208,627
(USISSO05 + 4.08%), 7.25%
(c)
.. 550 584,923
Q-Park Holding I BV
(c)
5.13%, 02/15/30 ............ EUR 517 627,306
5.13%, 02/15/30 ............ 559 678,267
Sunrise FinCo . I BV, 4.88%, 07/15/31
(a)
USD 1,280 1,219,200
Trivium Packaging Finance BV
6.63%, 07/15/30
(c)
........... EUR 190 235,119
12.25%, 01/15/31
(a)
.......... USD 200 217,007
VZ Secured Financing BV, 5.25%,
01/15/33
(c)
................ EUR 784 903,298

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ EUR 1,523 $ 1,690,527
9,151,430
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. USD 75 79,489
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 138 141,606
221,095
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 600 723,547
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 200 212,104
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(r)
..................... 292 295,638
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 2,045 2,037,839
Slovenia — 0.1%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.31%, 02/15/31
(a)(b)
.. EUR 1,029 1,216,839
6.50%, 10/31/31
(c)
........... 150 179,931
6.25%, 01/31/32
(c)
........... 100 117,966
1,514,736
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ 354 403,840
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 198,750
6.50%, 09/27/28 ............ 200 196,300
Stillwater Mining Co., 4.50%, 11/16/29
(a)
200 188,500
987,390
South Korea — 0.0%
(c)
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(r)
................. 500 494,065
SK Battery America, Inc., 2.13%,
01/26/26 ................. 480 478,246
972,311
Spain — 0.2%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.55%, 05/01/30
(b)(c)
.... EUR 483 572,663
Banco Bilbao Vizcaya Argentaria SA
(b)(r)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38%
(c)
......... 400 515,967
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 763,357
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 209 223,757
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(r)
. EUR 200 252,004
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA, (5-Year EURIBOR ICE
Swap Rate + 3.94%), 6.25%
(b)(c)(r)
. EUR 200 $ 247,077
Cellnex Telecom SA, 0.75%, 11/20/31
(c)
(p)
...................... 400 423,222
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 1,027 1,259,784
4.88%, 10/15/31 ............ 166 200,265
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(b)
.............. 243 288,107
Grifols SA, 7.13%, 05/01/30
(c)
...... 544 670,729
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(p)
.......... 500 657,201
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ 477 567,381
6,641,514
Sweden — 0.1%
(c)
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27 ............ 341 394,500
Intrum Investments & Financing AB
8.00%, 09/11/27 ............ 412 491,055
Series 1, 7.75%, 09/11/28
(a)
..... 340 348,761
8.50%, 09/11/29 ............ 251 248,824
8.50%, 09/11/30
(a)
........... 211 208,004
Preem AB, 12.00%, 06/30/27 ...... 374 454,180
Stena International SA, 7.25%,
01/15/31 ................. USD 1,314 1,339,499
Verisure Midholding AB, 5.25%,
02/15/29 ................. EUR 1,375 1,619,615
5,104,438
Switzerland — 0.1%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 800 1,004,986
UBS AG, (1-day SOFR + 0.72%),
4.86%, 01/10/28
(b)
........... USD 256 258,146
UBS Group AG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.40%), 4.88%
(a)(b)(r)
... 225 222,922
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 100 103,428
6.38%, 02/01/30 ............ 100 95,165
1,684,647
Thailand — 0.0%
Bangkok Bank PCL, 5.30%, 09/21/28
(a)
200 205,554
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(r)
..................... 282 280,872
486,426
Ukraine — 0.0%
NAK Naftogaz Ukraine
(o)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 269 261,990
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 191,944
VF Ukraine PAT, 9.62%, 02/11/27
(c)(q)
. 245 236,737
690,671
United Arab Emirates — 0.0%
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 314 308,898

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 1.1%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,352,347), 15.00%, (15.00% Cash
or 15.00% PIK), 06/19/26
(d)(j)(o)
... GBP 1,851 $ 1,940,413
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 240 296,178
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
2,280 2,761,641
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,144 2,712,786
6.13%, 11/30/28
(c)
........... 358 452,974
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 1,699 1,540,036
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 1,145 1,304,028
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ 366 428,880
7.38%, 06/15/31 ............ GBP 650 883,718
Boots Group Finco LP
(c)
5.38%, 08/31/32 ............ EUR 300 364,311
7.38%, 08/31/32 ............ GBP 150 209,102
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. 286 381,899
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 723 698,477
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 390 468,191
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 189 266,556
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 528 560,070
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 404 486,092
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ GBP 433 589,476
(3-mo. EURIBOR + 3.50%), 5.55%,
11/20/32
(b)
.............. EUR 420 500,614
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 965 1,382,088
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 1,073 1,166,224
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ EUR 482 570,700
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 1,193 1,616,980
Howden UK Refinance plc, 7.25%,
02/15/31
(a)
................ USD 200 205,961
HSBC Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.64%), 6.95%
(b)
(r)
....................... 102 105,875
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 539 503,250
6.75%, 04/15/30 ............ 328 284,304
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 500 516,522
Lloyds Banking Group plc
(b)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50% ................. GBP 200 280,185
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.63% ........... USD 490 489,188
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(r)
............... GBP 170 134,848
4.88%, 09/26/31 ............ EUR 848 788,852
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Motion Finco SARL, 7.38%, 06/15/30
(c)
EUR 470 $ 501,305
Nationwide Building Society
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 463,176
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 881 1,236,050
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(r)
.... 350 489,438
Ocado Group plc, 11.00%, 06/15/30
(c)
425 577,824
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 971 1,192,823
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 1,331 1,804,218
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
440 624,233
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.69%,
07/31/29
(b)
.............. EUR 193 221,070
10.75%, 07/31/29 ........... GBP 616 820,003
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 1,381 1,337,698
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 824 1,017,868
4.13%, 08/15/30 ............ 1,220 1,473,605
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 2,155 2,827,991
Virgin Media Vendor Financing Notes
IV DAC, 5.00%, 07/15/28
(a)
..... USD 200 196,223
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... GBP 506 604,350
4.75%, 07/15/31
(a)
........... USD 200 184,643
5.63%, 04/15/32
(c)
........... EUR 290 342,659
Vodafone Group plc
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... USD 126 133,474
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 141 131,652
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 452 665,733
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ EUR 681 841,385
6.75%, 07/15/29 ............ 762 941,048
43,518,888
United States — 4.6%
Acadia Healthcare Co., Inc., 5.50%,
07/01/28
(a)
................ USD 100 99,391
Acrisure LLC, 6.75%, 07/01/32
(a)
.... 100 103,011
Advance Auto Parts, Inc., 7.38%,
08/01/33
(a)
................ 100 100,397
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 46 48,193
Albertsons Cos., Inc., 6.25%,
03/15/33
(a)
................ 100 102,798
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 635 676,530
Allegiant Travel Co., 7.25%, 08/15/27
(a)
333 337,651
Alliant Holdings Intermediate LLC
(a)
5.88%, 11/01/29 ............ 100 99,912
7.38%, 10/01/32 ............ 100 103,687
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 2,568 3,370,011
6.00%, 06/01/29
(a)
........... USD 200 197,930

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 1,254 $ 1,314,960
4.25%, 02/15/29 ............ 1,278 1,135,731
4.25%, 02/15/29
(p)
........... 510 519,945
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 468 470,362
American Airlines, Inc., 8.50%,
05/15/29
(a)
................ 100 104,589
American Axle & Manufacturing, Inc.,
5.00%, 10/01/29 ............ 83 79,952
AmWINS Group, Inc., 6.38%,
02/15/29
(a)
................ 85 87,415
APLD ComputeCo LLC, 9.25%,
12/15/30
(a)
................ 100 98,090
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
105 103,048
Arcosa , Inc., 6.88%, 08/15/32
(a)
.... 100 105,413
Ardagh Group SA
9.50%, 12/01/30
(a)
........... 2,464 2,672,455
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(b)(c)(o)
........ EUR 2,030 2,171,761
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(b)(o)
........ USD 4,760 4,321,948
Ardagh Metal Packaging Finance USA
LLC
(c)
2.00%, 09/01/28 ............ EUR 509 580,086
5.00%, 01/30/31 ............ 366 434,869
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
................ USD 1,200 1,301,916
Aretec Group, Inc., 10.00%, 08/15/30
(a)
82 88,490
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 316 316,251
ATI, Inc., 7.25%, 08/15/30 ........ 116 122,551
Avantor Funding, Inc., 4.63%,
07/15/28
(a)
................ 158 157,142
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
151 152,194
Avis Budget Car Rental LLC, 8.38%,
06/15/32
(a)
................ 17 17,554
Ball Corp., 4.25%, 07/01/32 ....... EUR 530 637,406
Bank of New York Mellon Corp. (The)
(b)
(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30% ........... USD 101 104,440
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.27%), 5.95% ........... 200 203,055
Bausch + Lomb Corp.
8.38%, 10/01/28
(a)
........... 100 104,375
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 01/15/31
(b)(c)
.. EUR 288 343,791
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 402 384,171
Beach Acquisition Bidco LLC, 5.25%,
07/15/32
(c)
................ EUR 409 489,334
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ USD 7,897 8,343,142
Block, Inc., 5.63%, 08/15/30
(a)
..... 100 102,032
Boyd Gaming Corp., 4.75%, 06/15/31
(a)
207 202,236
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 2,569 2,513,016
Breeze Aviation Group, Inc.
(d)(j)(o)
(Acquired 01/26/24, cost
$2,085,387) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 2,085 2,116,668
Security
Par (000)
Par (000) Value
United States (continued)
(Acquired 01/26/24, cost
$1,088,962) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 USD 1,089 $ 1,105,296
Builders FirstSource , Inc., 6.75%,
05/15/35
(a)
................ 100 104,551
Caesars Entertainment, Inc., 7.00%,
02/15/30
(a)
................ 100 103,566
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 570 596,209
7.00%, 01/15/34 ............ 582 573,298
Calpine Corp., 5.13%, 03/15/28
(a)
... 99 99,111
CCO Holdings LLC
5.38%, 06/01/29
(a)
........... 25 24,718
6.38%, 09/01/29
(a)
........... 200 202,749
4.25%, 02/01/31
(a)
........... 100 91,885
4.75%, 02/01/32
(a)
........... 296 270,527
4.50%, 05/01/32 ............ 100 89,754
4.50%, 06/01/33
(a)
........... 173 151,437
Celanese US Holdings LLC
7.05%, 11/15/30
(q)
........... 100 105,368
6.75%, 04/15/33 ............ 100 99,475
Centene Corp., 4.25%, 12/15/27 ... 1,800 1,789,402
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 19 17,180
8.00%, 01/15/33 ............ 98 94,875
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
89 92,355
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 107 108,978
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 2,156 2,156,000
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 705 702,929
8.38%, 07/01/28 ............ 672 692,424
8.63%, 11/01/30 ............ 575 602,634
Clarios Global LP
6.75%, 05/15/28
(a)
........... 100 102,537
4.75%, 06/15/31
(c)
........... EUR 685 816,475
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... USD 97 101,573
Cleveland-Cliffs, Inc., 7.00%,
03/15/32
(a)
................ 132 135,300
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,284 1,300,805
9.00%, 09/30/29 ............ 404 420,770
8.25%, 06/30/32 ............ 472 493,259
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 409 415,822
Cogent Communications Group LLC,
7.00%, 06/15/27
(a)
........... 63 63,042
CommScope LLC, 9.50%, 12/15/31
(a)
210 212,108
Community Health Systems, Inc.
(a)
4.75%, 02/15/31 ............ 102 90,870
10.88%, 01/15/32 ........... 91 99,321
Compass Minerals International, Inc.,
8.00%, 07/01/30
(a)
........... 51 53,363
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 226 237,458
CoreWeave , Inc.
(a)
9.25%, 06/01/30 ............ 88 81,820
1.75%, 12/01/31
(p)
........... 260 246,025
Crescent Energy Finance LLC
(a)
7.88%, 04/15/32 ............ 55 54,191
7.38%, 01/15/33 ............ 675 640,542
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,434,462
11.25%, 05/15/28 ........... 359 285,644

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
11.75%, 01/31/29 ........... USD 784 $ 582,471
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00%,
03/10/55
(b)
................ 100 104,905
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 741 930,825
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 630 750,052
DaVita, Inc., 6.75%, 07/15/33
(a)
.... USD 100 103,689
DirecTV Financing LLC
(a)
8.88%, 02/01/30 ............ 58 58,684
10.00%, 02/15/31 ........... 100 102,205
DISH Network Corp., 3.38%, 08/15/26
(p)
411 395,588
EchoStar Corp.
10.75%, 11/30/29 ........... 80 88,464
6.75%, 11/30/30 ............ 80 81,958
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(a)
................ 66 69,758
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 55 52,553
Energy Transfer LP, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.48%), 6.75%,
02/15/56
(b)
................ 100 100,382
Entegris , Inc., 5.95%, 06/15/30
(a)
... 100 102,001
EQT Corp., 7.50%, 06/01/30 ...... 210 230,994
EquipmentShare.com, Inc., 9.00%,
05/15/28
(a)
................ 15 15,588
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ 100 95,078
Figeac Aero North America,
Inc., (Acquired 08/19/25, cost
$1,919,858), 7.79%, 07/23/30
(c)(d)(j)
EUR 1,650 1,922,210
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 3,700 3,773,512
FirstCash , Inc., 5.63%, 01/01/30
(a)
.. 100 100,372
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 117 122,239
Ford Motor Credit Co. LLC
6.95%, 03/06/26 ............ 360 360,811
6.95%, 06/10/26 ............ 876 883,628
4.54%, 08/01/26 ............ 349 348,525
5.13%, 11/05/26 ............ 706 709,836
4.27%, 01/09/27 ............ 702 698,350
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 119 121,631
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 965 972,308
6.00%, 01/15/30 ............ 170 172,883
8.75%, 05/15/30 ............ 2,184 2,280,665
8.63%, 03/15/31 ............ 1,843 1,939,173
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 1,880 1,947,417
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 1,101 1,136,094
FTAI Aviation Investors LLC, 7.88%,
12/01/30
(a)
................ 100 106,340
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 59 51,256
Galaxy Digital Holdings LP, 0.50%,
05/01/31
(a)(p)
............... 605 457,078
Gen Digital, Inc., 7.13%, 09/30/30
(a)
. 122 125,981
Security
Par (000)
Par (000) Value
United States (continued)
Genesis Energy LP
7.75%, 02/01/28 ............ USD 100 $ 100,412
8.00%, 05/15/33 ............ 77 79,934
Goodyear Tire & Rubber Co. (The),
5.63%, 04/30/33 ............ 93 88,089
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 423 158,644
5.50%, 05/01/28 ............ 248 208,362
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)(d)
............... 5,081 4,897,068
Gray Media, Inc., 9.63%, 07/15/32
(a)
. 100 103,777
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 6,830 6,811,778
HCA, Inc.
4.90%, 11/15/35 ............ 213 210,087
5.70%, 11/15/55 ............ 240 228,704
Herc Holdings, Inc., 7.00%, 06/15/30
(a)
100 105,243
Hilcorp Energy I LP, 6.88%, 05/15/34
(a)
107 100,260
Hilton Domestic Operating Co., Inc.,
5.75%, 09/15/33
(a)
........... 100 102,342
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 9,929 10,041,198
Howard Hughes Corp. (The), 5.38%,
08/01/28
(a)
................ 171 171,637
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 100 104,993
iHeartCommunications , Inc., 7.75%,
08/15/30
(a)
................ 100 87,500
ION Platform Finance US, Inc., 5.75%,
05/15/28
(a)
................ 700 660,083
Iron Mountain, Inc.
6.25%, 01/15/33
(a)
........... 254 256,125
4.75%, 01/15/34
(c)
........... EUR 769 878,808
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 49 47,023
Jane Street Group, 6.75%, 05/01/33
(a)
134 139,869
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 48 48,358
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 259 232,385
JPMorgan Chase & Co., Series OO, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(r)
................. 110 114,302
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 45 47,236
King US Bidco , Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
12/01/32
(b)(c)
............... EUR 586 695,165
Kohl's Corp., 5.13%, 05/01/31
(q)
.... USD 100 87,963
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 419 457,121
LCM Investments Holdings II LLC,
4.88%, 05/01/29
(a)
........... USD 100 98,521
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 5,070 3,944,767
Level 3 Financing, Inc., 6.88%,
06/30/33
(a)
................ 162 165,771
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 1,028 982,637
LifePoint Health, Inc.
(a)
11.00%, 10/15/30 ........... 98 107,470
8.38%, 02/15/32 ............ 78 84,666
Light & Wonder International, Inc.,
7.25%, 11/15/29
(a)
........... 41 42,110

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Live Nation Entertainment, Inc.
(a)
4.75%, 10/15/27 ............ USD 139 $ 139,283
2.88%, 10/15/31
(p)
........... 220 216,150
Mauser Packaging Solutions Holding
Co.
(a)
7.88%, 04/15/30 ............ 559 554,590
9.25%, 04/15/30 ............ 223 214,080
Medline Borrower LP, 3.88%,
04/01/29
(a)
................ 200 195,262
MGM Resorts International, 6.50%,
04/15/32 ................. 88 90,667
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(a)
.......... 100 105,669
Molina Healthcare, Inc., 6.25%,
01/15/33
(a)
................ 100 101,946
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ EUR 531 648,458
NCL Finance Ltd., 6.13%, 03/15/28
(a)
USD 100 102,854
NCR Atleos Corp., 9.50%, 04/01/29
(a)
1,010 1,096,230
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 100 99,296
New Generation Gas Gathering LLC ,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 9.41%, 09/30/29
(a)(b)
(d)
...................... 4,370 4,397,803
Newell Brands, Inc., 6.63%, 05/15/32 100 97,016
Nissan Motor Acceptance Co. LLC
(a)
5.63%, 09/29/28 ............ 130 130,366
6.13%, 09/30/30 ............ 100 100,014
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 291 283,333
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 100 96,466
3.88%, 08/15/31 ............ 13 11,849
NRG Energy, Inc., 5.75%, 01/15/34
(a)
132 133,342
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 430 440,746
Olympus Water US Holding Corp.
7.25%, 06/15/31
(a)
........... 200 204,601
6.13%, 02/15/33
(c)
........... EUR 643 749,706
OneMain Finance Corp., 7.13%,
11/15/31 .................. USD 125 130,480
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 1,133 450,804
Outfront Media Capital LLC, 4.63%,
03/15/30
(a)
................ 90 87,853
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/27
(a)
........... 45 45,160
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 56 58,030
Paramount Global, 6.25%, 02/28/57
(b)
100 89,691
Park River Holdings, Inc., 8.75%,
12/31/30
(a)
................ 100 98,375
PennyMac Financial Services, Inc.,
6.88%, 05/15/32
(a)
........... 100 104,690
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 487 493,360
5.88%, 07/01/29 ............ 100 100,586
Perrigo Finance Unlimited Co., 5.38%,
09/30/32 ................. EUR 258 308,534
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38%,
03/15/55
(b)
................ USD 100 104,149
Pioneer Midco LLC, 10.50%, (10.50%
Cash or 11.63% PIK), 11/18/30
(a)(b)(d)
(o)
...................... 4,392 4,403,285
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
1,268 1,268,825
Security
Par (000)
Par (000) Value
United States (continued)
Post Holdings, Inc., 6.25%, 02/15/32
(a)
USD 103 $ 105,830
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 200 229,164
Quikrete Holdings, Inc., 6.38%,
03/01/32
(a)
................ USD 118 122,824
Resort Communities LoanCo . LP,
13.00%, (13.00% Cash or 13.00%
PIK), 11/30/28
(a)(b)(d)(o)
......... 6,518 6,636,225
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(a)
................ 200 177,256
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ 44 42,292
RHP Hotel Properties LP, 4.75%,
10/15/27 ................. 159 158,341
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 2,082 2,207,094
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
. 162 170,424
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 720 729,603
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 740 629,243
10.75%, 03/15/30 ........... 1,064 874,959
11.13%, 07/15/30 ........... 302 250,379
SBA Communications Corp.
3.88%, 02/15/27 ............ 100 99,247
3.13%, 02/01/29 ............ 100 95,654
Schneider Electric SE, 1.25%,
09/23/33
(c)(p)
............... EUR 1,200 1,427,277
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31 ................. USD 96 90,323
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 1,466 1,554,601
5.88%, 07/15/30 ............ 195 201,019
8.50%, 07/15/31 ............ 781 830,329
9.63%, 12/01/32 ............ 1,335 1,515,600
Sealed Air Corp., 7.25%, 02/15/31
(a)
. 100 104,134
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 362 353,946
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 961 868,414
8.38%, 06/15/29 ............ 2,640 2,654,243
8.63%, 11/15/31
(a)
........... 185 194,318
8.88%, 06/15/32 ............ 2,472 2,438,511
Shift4 Payments LLC
(c)
5.50%, 05/15/33 ............ EUR 759 913,454
5.50%, 05/15/33 ............ 544 654,703
Sirius XM Radio LLC, 5.00%,
08/01/27
(a)
................ USD 100 100,244
Six Flags Entertainment Corp.
5.50%, 04/15/27
(a)
........... 90 89,439
5.25%, 07/15/29 ............ 35 32,639
SM Energy Co., 6.75%, 08/01/29
(a)
.. 275 277,019
Solaris Energy Infrastructure, Inc.
(p)
4.75%, 05/01/30
(a)
........... 1,223 2,438,295
0.25%, 10/01/31 ............ 3,700 4,000,625
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(o)
. 5,729 —
Spirit AeroSystems, Inc., 4.60%,
06/15/28 ................. 100 100,116
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 37 35,362
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 438 411,701
Series 2017-1A,Class A, 3.65%,
08/15/31 ............... 1,146 1,053,178

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Standard Building Solutions, Inc.,
6.50%, 08/15/32
(a)
........... USD 100 $ 102,953
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 68 72,570
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ 4,657 4,447,435
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 276 223,043
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 166 64,740
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 336 352,924
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 100 96,003
Sunoco LP, 5.63%, 03/15/31
(a)
..... 200 201,465
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 855 905,235
Tallgrass Energy Partners LP
(a)
5.50%, 01/15/28 ............ 50 50,027
6.00%, 12/31/30 ............ 99 99,800
6.00%, 09/01/31 ............ 67 66,687
Tenet Healthcare Corp., 4.63%,
06/15/28 ................. 312 312,580
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 1,875 1,852,638
TransDigm , Inc.
(a)
6.38%, 03/01/29 ............ 200 206,254
6.00%, 01/15/33 ............ 100 102,347
6.38%, 05/31/33 ............ 100 102,613
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 776 782,095
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 124 126,493
Tronox, Inc., 4.63%, 03/15/29
(a)
.... 43 30,102
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 173 165,322
United Rentals North America, Inc.,
4.00%, 07/15/30 ............ 100 96,938
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 100 99,283
Uniti Group LP, 4.75%, 04/15/28
(a)
... 104 103,361
Univision Communications, Inc.
(a)
8.50%, 07/31/31 ............ 100 104,463
9.38%, 08/01/32 ............ 18 19,347
USA Compression Partners LP, 6.25%,
10/01/33
(a)
................ 20 20,240
UWM Holdings LLC
(a)
6.63%, 02/01/30 ............ 166 168,088
6.25%, 03/15/31 ............ 58 57,908
Venture Global Calcasieu Pass LLC,
6.25%, 01/15/30
(a)
........... 100 101,242
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 105 106,355
7.00%, 01/15/30 ............ 404 388,821
8.38%, 06/01/31 ............ 100 99,443
9.88%, 02/01/32 ............ 100 103,307
Venture Global Plaquemines LNG LLC,
6.75%, 01/15/36
(a)
........... 100 102,429
Versant Media Group, Inc., 7.25%,
01/30/31
(a)
................ 28 28,887
VF Corp., 2.95%, 04/23/30 ....... 100 90,525
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
82 82,475
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,340,016
7.75%, 10/15/31 ............ 100 105,918
Security
Par (000)
Par (000) Value
United States (continued)
VoltaGrid LLC , 7.38%, 11/01/30
(a)
... USD 948 $ 939,227
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ............ 2,283 2,267,640
4.28%, 03/15/32 ............ 100 87,782
Wayfair LLC, 6.75%, 11/15/32
(a)
.... 100 102,808
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 17 16,765
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 184 188,620
Wolfspeed , Inc.
2.50%, 06/15/31
(a)(p)
.......... 13 19,257
2.50%, 06/15/31
(p)
........... 9 13,331
7.00%, (7.00% Cash or 12.00%
PIK), 06/15/31
(o)
.......... 32 25,164
WR Grace Holdings LLC, 4.88%,
06/15/27
(a)
................ 10 9,969
WULF Compute LLC, 7.75%,
10/15/30
(a)
................ 100 103,025
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 1,917 1,834,087
13.50%, 04/15/31 ........... 973 792,387
XPLR Infrastructure Operating Partners
LP, 8.63%, 03/15/33
(a)
......... 100 105,201
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(b)(o)
.............. 147 139,782
183,134,910
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat ,
6.95%, 10/17/31
(a)
........... 200 213,125
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(a)
................ 876 922,428
Total Corporate Bonds — 10.5%
(Cost: $ 452,073,837) ............................. 419,655,907
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00% 12/17/29 ............. EUR 1,264 1,517,390
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 4,200 4,229,688
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 432 430,147
4,659,835
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,018,342) .............................. 6,177,225

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Canada — 0.1%
(b)
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.15%
,
 01/28/32 ...... EUR 1,500 $ 1,778,824
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.75%
,
 02/01/29 ............ USD 452 452,644
2,231,468
Finland — 0.1%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 08/05/31
(b)
........... EUR 1,498 1,777,550
France — 0.2%
(b)
Argent Bidco SAS, 1st Lien Term Loan
B, 11/12/32
(s)
............... 1,000 1,181,076
Artemis BidCo Ltd., Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.80%
,
 08/07/32 ............ 1,654 1,957,818
Atos SE, 1st Lien Term Loan,
(3-mo. EURIBOR + 2.60%),
4.66% 12/17/30 ............. 714 755,575
Hestiafloor 2 SASU, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.52%
,
 02/27/30 ..... 1,176 1,395,723
Talbot Participation SAS, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.51%
,
 07/07/32 ............ 1,680 1,984,208
7,274,400
Germany — 0.2%
(b)
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 1,000 1,182,216
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%
,
 09/16/30 ...... 1,529 1,810,188
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.54%
,
 12/10/32 ............ 2,879 3,403,586
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.41%
,
 12/08/32 . 1,000 1,180,959
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.04%
,
 10/31/28
(d)
..... 1,000 1,171,157
8,748,106
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.57%
,
 01/26/32
(b)
1,424 1,683,168
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.17% (10.17% Cash or
10.17% PIK),  06/08/29 ...... 2,392 2,182,442
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.97% (11.97% Cash or
11.97% PIK), 06/08/29 ...... GBP 1,407 $ 1,458,015
3,640,457
Luxembourg — 0.4%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.90%
,
 09/29/28 ..... EUR 2,000 2,355,500
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B, 10/07/32
(s)
....... 1,232 1,454,357
Altice Financing SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 10/29/27 . 1,350 1,149,735
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.83%
,
 09/30/31 . 1,000 1,176,281
Froneri International Ltd., Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.78%
,
 09/30/32 ............ 2,035 2,396,083
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, 06/01/32
(s)
....... 1,435 1,634,133
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.52%
,
 01/26/32 ............ 1,362 1,608,178
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
 10/01/32 ............ 1,100 1,300,528
Tackle SARL, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.32%
,
 05/22/28 . 1,839 2,163,648
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.90% 01/22/33
(d)
...... 2,141 2,364,970
17,603,413
Netherlands — 0.5%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, (6-mo. EURIBOR +
7.00%), 9.02%
,
 06/01/32
(d)
..... 1,000 787,384
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.94%
,
 10/14/27 ..... 1,964 2,283,159
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/01/30 . 2,526 2,833,098
Pegasus Bidco BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.06%
,
 07/12/29 ...... 2,000 2,373,622
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 06/01/29 ............ 2,000 2,281,839
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.94%
,
 01/31/29 ..... 9,179 10,719,912
21,279,014

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)(d)
.... GBP 2,000 $ 2,170,199
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.57%
,
 06/14/29
(b)
........... EUR 1,017 1,205,167
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 02/27/30 ............ 1,606 1,861,226
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29 ............ 1,617 1,904,417
3,765,643
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.27%
,
 08/29/31 ............ 1,667 1,972,750
Quimper AB, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.86%
,
 03/29/30 . 1,017 1,208,419
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.30%
,
 10/25/32 . 1,700 2,008,728
5,189,897
United Kingdom — 0.9%
(b)
Allwyn International AG, Facility 1st
Lien Term Loan B, 03/22/32
(s)
.... 1,000 1,174,389
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 1,647 1,749,215
Boots Group Bidco Ltd., 1st Lien Term
Loan, (Daily SONIA at 0.00% Floor
+ 4.75%), 4.75%
,
 08/30/32 ..... GBP 2,319 3,149,124
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 2,781 3,772,485
Hbx Group International plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.39%
,
 02/13/32
(d)
........... EUR 1,359 1,588,756
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.40%
,
 06/23/31 . 2,000 1,926,270
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.40%
,
 04/03/29 ............ 1,940 1,588,115
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.50%),
8.47%
,
 04/19/32 ............ GBP 3,059 4,123,142
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.55%
,
 11/04/30 . EUR 689 $ 801,034
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.63%
,
 03/25/31 ............ 1,839 2,164,774
Mercia, 1st Lien Term Loan A1, (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85%
,
 04/08/26
(d)
..... GBP 1,222 1,646,753
Mercia, 1st Lien Term Loan A2, (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 4,829 6,509,083
Mercia, 1st Lien Term Loan B-1, (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 280 377,644
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.44%
,
 07/10/31 ............ EUR 1,000 1,101,256
Nomad Foods Europe MidCo Ltd.,
Facility 1st Lien Term Loan B1,
(EUR0012M at 0.00% Floor +
2.50%), 4.62%
,
 10/28/32 ...... 1,000 1,181,076
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 1,905 2,564,315
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.83%
,
 07/16/29 ............ EUR 831 981,807
36,399,238
United States — 1.5%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.97%
,
 08/20/32 ............ USD 678 681,322
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.79%
,
 12/21/27
(d)
2,479 2,463,761
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.28%
,
 02/01/30 . 3,621 3,402,616
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
 09/29/31 ............ 1,156 1,158,179
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.22%
,
 08/01/28 ...... 8 7,480
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.37%
,
 10/02/28 ............ 828 815,274
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
7.97%
,
 01/15/31 ............ 1,076 1,085,574
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 01/31/31 ............ 1,386 1,386,891

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
 02/06/31 ............ USD 2,144 $ 2,122,821
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/16/32 ............ 806 806,060
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.89%
,
 04/13/29 ...... 1,375 1,375,431
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 974 954,922
CPV Fairview LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 08/14/31 ............ 1,072 1,076,001
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 474 413,148
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27
(d)
777 778,125
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.07%
,
 12/21/28 ............ 786 769,973
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.10%
,
 08/02/27 ............ 56 55,985
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.34%
,
 02/17/31 ............ 1,606 1,601,439
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.72%
,
 08/30/30 ............ 2,729 2,718,413
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.97%
,
 01/29/29 ............ 1,547 1,546,592
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
0.00% (0.00% Cash or 6.25%
PIK),  05/12/28
(d)(o)
........... 4,605 4,358,066
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.57%
,
 06/10/32 ............ EUR 1,124 1,328,395
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.79%
,
 04/30/28 . USD 406 260,295
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.00%
,
 11/06/31 ............ 897 896,753
Security
Par (000)
Par (000) Value
United States (continued)
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.60%
,
 10/25/28
(d)
........... USD 557 $ 456,801
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
 11/13/31 . 3,200 3,203,556
ION Platform Finance SARL, 1st Lien
Term Loan, 10/07/32
(s)
........ EUR 1,265 1,417,304
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ USD 2,200 2,123,000
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.22%
,
 04/26/30 ............ 883 876,163
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.72%
,
 01/28/32 ............ 366 364,127
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(d)
(g)(n)
..................... 753 414,054
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.72%
,
 03/01/29 . 1,860 1,710,172
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
 11/12/32
(d)
851 848,740
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 10/01/32
(d)
..... 1,591 1,594,525
Pitney Bowes, Inc., 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.42%
,
 03/19/32 ............ 268 266,065
Polaris Newco LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.82%
,
 06/02/28 . EUR 2,474 2,754,459
Project Aurora US Finco , Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.30%
,
 09/30/32 ............ 1,200 1,420,464
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
8.85%
,
 04/27/28 ............ USD 2,597 1,050,522
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
11.85%
,
 04/27/29 ........... 1,749 318,881
Runitonetime LLC, 1st Lien Term
Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.72%, 04/16/26 21 20,363
(3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 2.00%, 05/06/26 427 416,968
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.22%, 05/06/26 ......... 264 263,514

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.04%
,
 01/02/31 ............ USD 2,166 $ 2,172,351
TransDigm , Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
 02/28/31 . 591 593,009
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
8.82%
,
 01/22/29 ............ 943 765,685
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(s)
............ 2,349 2,219,940
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
 07/26/32 ...... 874 866,149
X Corp., 1st Lien Term Loan B, (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
 10/26/29 ...... 227 222,429
Xerox Corp., 1st Lien Term Loan,
11/19/29
(s)
................. 895 762,624
59,185,381
Total Floating Rate Loan Interests — 4.3%
(Cost: $172,568,889) ............................. 172,153,101
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 201 217,336
Empresa Nacional del Petroleo , 5.95%,
07/30/34
(a)
................ 200 208,688
426,024
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 134 142,576
France — 0.1%
Electricite de France SA
(b)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 200 224,453
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 244,681
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 552,599
1,021,733
Hungary — 0.0%
Magyar Export-Import Bank Zrt ., 6.00%,
05/16/29
(c)
................ EUR 200 251,606
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%, 05/23/28
(a)
.......... KZT 114,000 211,006
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 249 267,285
5.95%, 01/28/31 ............ 187 180,997
448,282
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 298 329,284
Security
Par (000)
Par (000) Value
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ USD 200 $ 205,500
Petroleos del Peru SA, 4.75%,
06/19/32 ................. 200 148,812
354,312
Total Foreign Agency Obligations — 0.1%
(Cost: $2,974,310) .............................. 3,184,823
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%,
07/09/30
(q)
................ 169 143,818
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
341 330,975
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 275 289,867
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 237 246,257
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 22 3,803,406
6.00%, 08/15/30 ............ 2 1,918,394
6.63%, 03/15/35 ............ USD 266 274,246
5,996,046
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 11,126 8,056,795
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 139 165,803
4.34%, 03/07/42 ............ USD 220 196,460
362,263
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 10,007,100 2,393,250
7.75%, 09/18/30 ............ 8,132,000 1,763,178
8.00%, 04/20/33 ............ USD 312 335,400
8.00%, 11/14/35 ............ 200 213,050
7.75%, 11/07/36 ............ 284 295,999
6.50%, 11/26/38 ............ EUR 119 135,304
5,136,181
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%,
11/13/54
(a)
................ USD 229 256,595
Czech Republic — 0.0%
Czech Republic, 4.50%, 11/11/32 ... CZK 27,020 1,327,594
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 230 224,961
7.05%, 02/03/31 ............ 355 381,249
10.75%, 06/01/36 ........... DOP 42,000 723,569
6.95%, 03/15/37 ............ USD 154 165,627
1,495,406

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ecuador — 0.0%
Republic of Ecuador, 6.90%, 07/31/30
(a)
(q)
...................... USD 149 $ 147,073
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 9,331 198,299
24.14%, 12/03/27 ........... 1,142 24,317
21.38%, 02/04/28 ........... 12,673 266,055
23.44%, 07/01/28 ........... 10,413 221,531
5.63%, 04/16/30
(c)
........... EUR 199 233,280
7.63%, 05/29/32
(c)
........... USD 416 441,900
9.45%, 02/04/33
(a)
........... 200 228,886
8.50%, 01/31/47
(a)
........... 268 262,673
7.50%, 02/16/61
(a)
........... 303 264,155
2,141,096
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 1,983 2,276,908
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 327 283,061
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 219,300
6.60%, 06/13/36 ............ 225 241,598
460,898
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 203,775
7.00%, 10/24/35 ............ HUF 293,700 909,866
5.50%, 03/26/36
(a)
........... USD 200 199,836
1,313,477
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 27,831,000 1,714,439
8.25%, 06/15/32 ............ 914,000 61,522
4.65%, 09/20/32 ............ USD 200 201,250
3.88%, 01/15/33 ............ EUR 142 168,267
7.00%, 02/15/33 ............ IDR 8,335,000 527,592
6.63%, 05/15/33 ............ 5,506,000 340,491
7.13%, 06/15/38 ............ 19,664,000 1,259,613
4,273,174
Ireland — 0.5%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 15,753 17,930,982
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 6,524 7,740,792
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
........... 148 175,234
8.08%, 04/01/36
(a)
........... USD 200 216,013
391,247
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 166,100 1,028,454
Kenya — 0.0%
Republic of Kenya
(a)
9.75%, 02/16/31 ............ USD 241 263,292
8.80%, 10/09/38 ............ 200 202,199
465,491
Security
Par (000)
Par (000) Value
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... USD 200 $ 205,750
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 280 286,535
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ 1,142 1,161,414
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 643 3,568,470
8.50%, 03/01/29 ............ 246 1,378,910
7.50%, 05/26/33 ............ 794 4,101,185
United Mexican States
6.63%, 01/29/38 ............ USD 200 208,900
5.13%, 03/19/38 ............ EUR 105 122,817
7.38%, 05/13/55 ............ USD 602 647,752
11,189,448
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 179 206,227
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 246,095
4.75%, 04/02/35 ............ EUR 271 324,731
570,826
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 200 236,988
9.13%, 01/13/46
(a)
........... 200 214,750
7.63%, 11/28/47
(c)
........... 225 212,227
663,965
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 196 238,689
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 300 330,843
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 362,479
6.40%, 02/14/35 ............ 212 223,271
585,750
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 178,800
5.60%, 03/13/48 ............ 210 203,044
381,844
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 93 86,072
1.86%, 12/01/32 ............ 149 123,111
6.85%, 08/12/35
(a)
........... PEN 2,717 870,661
7.60%, 08/12/39
(a)
........... 874 283,372
1,363,216
Philippines — 0.2%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 46,845 811,561
6.38%, 07/27/30 ............ 66,920 1,162,646

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines (continued)
6.00%, 08/20/30 ............ PHP 113,615 $ 1,942,790
6.38%, 04/28/35 ............ 117,410 2,041,863
5,958,860
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 7,023 2,051,459
4.75%, 07/25/29 ............ 3,978 1,127,381
5.00%, 10/25/34 ............ 4,524 1,255,378
5.00%, 10/25/35 ............ 4,049 1,114,053
2.00%, 08/25/36 ............ 1,482 374,927
5.50%, 04/04/53 ............ USD 154 146,956
6,070,154
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 10,321 237,955
30.00%, 09/12/29 ........... 6,046 137,277
7.13%, 02/12/32 ............ USD 298 315,582
690,814
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 125,976
2.12%, 07/16/31
(c)
........... EUR 151 155,662
6.25%, 09/10/34
(a)
........... 284 350,655
6.75%, 07/11/39
(a)
........... 115 140,593
6.50%, 10/07/45
(a)
........... 149 173,949
946,835
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(a)
................ USD 230 205,025
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 214,500
6.00%, 06/12/34
(a)
........... 221 228,182
442,682
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 81,607 5,037,462
7.00%, 02/28/31 ............ 61,106 3,607,613
7.10%, 11/19/36
(a)
........... USD 200 214,588
8.50%, 01/31/37 ............ ZAR 31,688 1,900,942
5.00%, 10/12/46 ............ USD 201 157,485
5.75%, 09/30/49 ............ 548 462,375
7.95%, 11/19/54
(a)
........... 220 236,500
11,616,965
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 7,282 8,607,527
3.15%, 04/30/35
(a)(c)
.......... 2,019 2,356,751
10,964,278
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 118,100 3,918,798
2.41%, 03/17/35 ............ 39,768 1,347,417
4.00%, 06/17/55 ............ 874 36,661
5,302,876
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%,
06/26/34
(a)
................ USD 266 267,862
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(a)(q)
4.50%, 02/01/29 ............ USD 87 $ 65,330
0.00%, 02/01/30 ............ 8 4,694
0.00%, 02/01/34 ............ 30 14,049
4.50%, 02/01/34 ............ 58 35,396
0.00%, 02/01/35 ............ 25 14,196
0.00%, 02/01/36 ............ 21 11,778
145,443
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 210 158,688
United Kingdom — 0.5%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 12,666 17,362,183
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 8,525 245,200
8.00%, 10/29/35 ............ 12,006 316,774
5.25%, 09/10/60 ............ USD 245 229,075
791,049
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 247,352
7.85%, 10/12/28 ............ USD 224 239,675
487,027
Total Foreign Government Obligations — 3.5%
(Cost: $133,420,228) ............................. 139,528,284
Shares
Shares
Investment Companies
iShares Broad USD High Yield
Corporate Bond ETF
(f)(h)
....... 130,551 4,881,955
iShares China Large-Cap ETF
(f)(h)
... 263,225 10,078,885
iShares Core S&P Small-Cap ETF
(f)(h)
19,759 2,374,636
iShares MSCI Brazil ETF
(f)(h)
....... 59,131 1,878,592
SPDR Blackstone Senior Loan ETF
(h)
52,573 2,169,688
SPDR Gold Shares
(k) (l)
.......... 240,464 95,298,288
SPDR S&P Homebuilders ETF
(h)
... 19,652 2,023,370
SPDR S&P Regional Banking ETF
(h)
. 65,307 4,232,547
VanEck Semiconductor ETF
(h)
..... 8,805 3,170,944
Total Investment Companies — 3.2%
(Cost: $ 117,913,909) ............................. 126,108,905
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29 ......... 875 917,898

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00% , 07/01/26 ........... USD 1,250 $ 1,254,869
Total Municipal Bonds — 0.1%
(Cost: $2,125,000) .............................. 2,172,767
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,494 2,932,699
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,597 4,158,658
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,614,523
MCM Trust
(d)
  0.00%, 09/25/31
(e)
.......... 2,521 2,031,821
  2.50%, 09/25/31 ........... 3,065 2,938,512
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 2,918 2,757,507
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(d)
........... 1,654 1,396,169
17,829,889
Commercial Mortgage-Backed Securities — 1.4%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.12%, 12/15/34
(a)(b)
926 926,518
United States — 1.4%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 1,072,665
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 820 830,110
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 352,611
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.40%, 08/15/42
(a)(b)
.... 415 415,431
BAHA Trust, Series 2024-MAR, Class
C, 7.52%, 12/10/41
(a)(b)
........ 1,320 1,382,707
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.00%,
02/15/42
(a)(b)
............... 1,952 1,952,173
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
5.12%, 11/25/35 .......... 73 82,128
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.36%, 10/25/36 ... 65 62,465
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 1,749 1,793,034
Security
Par (000)
Par (000) Value
United States (continued)
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.60%, 08/15/42
(a)(b)
.... USD 330 $ 331,240
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.14%, 06/15/41
(a)(b)
602 602,752
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 907,080
BX Commercial Mortgage Trust
(a)(b)
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.55%, 10/15/38 ... 178 177,433
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.11%, 10/15/38 ... 2,549 2,544,633
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 12/15/39 ... 2,053 2,057,652
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 05/15/34 ... 770 769,865
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.14%, 03/15/41 ... 1,025 1,025,631
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,814,954
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 04/15/41 ... 1,181 1,182,437
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.64%, 06/15/41 ... 658 656,366
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.69%, 06/15/41 ... 1,645 1,646,908
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.69%, 03/15/30 ... 1,151 1,144,778
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,282 1,247,199
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.64%,
08/15/41
(a)(b)
............... 760 759,680
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.40%,
11/15/48
(b)
................ 28 27,575
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.23%, 10/15/37 ... 238 215,714
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 0.15% Floor
+ 3.44%), 7.19%, 02/15/27
(d)
.. 2,798 2,782,089
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.63%, 08/15/34
(a)(b)
230 230,000
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 1,467 1,471,169
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.16%, 05/15/26 ... 381 361,810

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.38%, 11/25/41 ... USD 1,819 $ 1,821,432
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,096,225
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 05/15/37 ... 1,317 1,318,636
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.94%, 05/15/37 ... 1,451 1,458,182
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 308,526
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.31%, 07/05/33 438 223,460
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.57%, 04/15/38 ... 1,839 1,838,990
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.07%, 04/15/38 ... 866 865,995
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 588,283
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.94%, 06/15/39
(a)(b)
.... 540 541,348
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.29%, 12/15/39
(a)(b)
.... 959 958,957
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/17/42
(a)(b)
.... 1,320 1,320,175
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 508 514,979
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 5.97%, 04/15/38 ... 35 34,813
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.47%, 04/15/38 ... 233 233,623
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.62%, 07/15/38
(a)(b)
.... 870 867,022
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 512,968
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.57%,
07/15/39
(a)(b)
............... 660 672,597
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.22%, 07/15/38
(a)(b)
.... 204 55,499
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a)(b)
........ 1,400 1,400,766
Security
Par (000)
Par (000) Value
United States (continued)
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.70%, 03/15/35
(a)(b)
.... USD 820 $ 814,879
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 6.49%, 11/15/38 ... 1,825 1,823,671
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 6.48%, 11/15/36 ... 524 524,086
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 304,056
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 1,570 1,579,953
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 1,770 1,751,865
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 574,167
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 375 352,152
Series 2024-1CHI, Class A, 5.31%,
07/15/35 ............... 669 674,792
55,932,386
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.25%,
02/15/54 ................. 13,933 632,100
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.66%,
12/12/53
(a)
................ 1,396 85,410
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.79%,
07/15/53 ............... 7,713 501,090
Series 2021-C59, Class XA, 1.48%,
04/15/54 ............... 6,258 351,032
1,569,632
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $79,911,186) .............................. 76,258,425
Preferred Securities
Capital Trusts — 0.2%
France — 0.0%
(b)(c)(r)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75% .... EUR 300 357,135
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38% ................... 300 348,867
Unibail - Rodamco -Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75% ................... 700 837,489
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32% ................... 300 350,829
1,894,320

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 0.1%
(b)(r)
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(c)
.......... EUR 800 $ 960,138
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)
.......... 400 497,329
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(c)
.. 300 364,826
1,822,293
Italy — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(r)
. 800 978,552
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(r)
................ 700 761,412
Netherlands — 0.0%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(r)
. 425 508,506
Switzerland — 0.0%
UBS Group AG
(a)(b)(r)
(USISSO05 + 3.12%), 6.60% .... USD 277 281,311
(USISSO05 + 3.30%), 7.00% .... 200 204,141
485,452
United Kingdom — 0.1%
(b)
Barclays plc
(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 216 208,969
(USISSO05 + 3.69%), 7.63% .... 200 213,394
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 845 1,173,200
1,595,563
United States — 0.0%
(b)(r)
Bank of America Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% USD 121 122,901
Citigroup, Inc.
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. 122 126,771
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 119 122,686
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)
..... 636 653,347
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
789 623,097
1,648,802
Total Capital Trusts — 0.2%
(Cost: $9,362,581) .............................. 9,694,900
Security
Shares
Shares Value
Preferred Stocks — 3.5%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 939,446 $ 3,089,134
Localiza Rent a Car SA (Preference)
(g)
1,091 8,561
Neon Payments Ltd.
(d)(g)
......... 10,763 4,461,156
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 160,968 906,519
8,465,370
China — 0.5%
ByteDance Ltd., Series E-1 , (Acquired
11/11/20, cost $9,000,423)
(d)(g)(j)
.. 82,140 21,247,154
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(g)(j)
......... 1,420 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F , (Acquired 12/11/20, cost
$4,447,311)
(d)(g)(j)
............ 1,380 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(g)(j)
...................... 6,817 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(g)(j)
............ 163,645 1,636,743
United States — 2.7%
Anduril Engineering LLC, Series F
(d)(g)
79,095 3,528,428
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(g)(j)
............ 4,133 642,888
Bright Machines, Inc., Series C
(d)(g)
.. 238,542 47,709
Bright Machines, Inc., Series C-1
(d)(g)
. 496,892 39,751
CoreWeave , Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(d)(o)
....... 2,520,000 2,494,800
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(g)(j)
.. 211,650 40,213,500
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(d)(g)(j)
.. 57,837 10,989,030
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(o)
. 4,221 4,745,333
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)
......... 8,429 8,355,246
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$102,780)
(d)(g) (j)
.............. 168,405 124,620
Insightful Corp., Series D
(d)(g)
...... 1,558,289 503,951
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(g)(j)
.. 1,719,824 3,818,009
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(g)(j)
... 113,119 251,124
Lessen Holdings, Inc., Series B
(d)(g)
.. 63,570 —
Lessen Holdings, Inc., Series BX
(d)(g)
. 188,594 2
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(g)(j)
.. 336,696 2,272,698
Loadsmart , Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(g)(j)
... 29,827 306,622
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(g)(j)
.. 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(d)(g)(j)
.. 242,823 160,263
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(g)(j)
.. 51,690 2,226,805

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
RapidSOS , Inc., Series C-1
(d)(g)
..... 1,308,937 $ 1,452,920
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(d)(g)(j)
............ 58,878 1,457,230
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(g)(j)
............ 18,737 944,907
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(g)(j)
... 55,904 427,107
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(g)(j)
............ 360,289 1,585,271
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(d)(g)(j)
.............. 44,138 199,504
Verge Genomics
(d)(g)
............ 422,744 63,412
Veritas Newco
(d)(g)
.............. 9,276 217,982
Veritas Newco, Series G-1
(d)(g)
..... 6,403 147,275
Wells Fargo & Co., Series L, 7.50%
(h)(p)
(r)
....................... 1,367 1,656,804
x.AI, Inc., Series C
(d)(g)
........... 292,512 19,539,802
108,412,993
Total Preferred Stocks — 3.5%
(Cost: $96,393,202) .............................. 139,762,260
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.47%, 10/30/40
(b)
110,488 3,336,738
Total Trust Preferreds — 0.1%
(Cost: $3,055,235) .............................. 3,336,738
Total Preferred Securities — 3.8%
(Cost: $108,811,018) ............................. 152,793,898
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(g)
...................... 61,636 32,667
Total Rights — 0.0%
(Cost: $32,667) ................................ 32,667
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.27%, 01/25/42
(a)(b)
USD 482 493,053
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 2,166 97,270
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series KW09, Class X1,
0.78% ,  05/25/29 ........ USD 13,413 $ 264,571
361,841
Mortgage-Backed Securities — 0.8%
Uniform Mortgage-Backed Securities,
3.50%, 01/25/56
(t)
........... 32,071 29,646,883
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $30,357,009) .............................. 30,501,777
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 21,152 231
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(g)(j)
........ 24,748 247
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(g)
(j)
....................... 197,161 66,441
United States — 0.0%
(g)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 19,781
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50)
(d)
.......... 42,220 8
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 66,209
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 2,852
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 441 1,046,855
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 369
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 1,614,658 16
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 28,921 3

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 $ 701
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 30,984 1,899
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 3,654
RapidSOS , Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 798,337
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 136,707 1
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 13,704 —
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) ( Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 466
1,941,151
Total Warrants — 0.0%
(Cost: $ 613,945) ................................ 2,008,070
Total Long-Term Investments — 93.2%
(Cost: $3,419,189,177) ........................... 3,718,072,187
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(u)
13.55%, 04/01/26 ........... BRL 21 3,702,448
13.02%, 07/01/26 ........... 5 793,414
4,495,862
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
25.50%, 06/23/26
(u)
.......... EGP 33,800 633,644
Total Foreign Government Obligations — 0.1%
(Cost: $5,190,591) .............................. 5,129,506
Security
Shares
Shares Value
Money Market Funds — 6.0%
(f)(v)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 3.89%
(w)
.... 61,133,702 $ 61,164,269
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.65% ...... 180,077,440 180,077,440
Total Money Market Funds — 6.0%
(Cost: $241,241,709) ............................. 241,241,709
Total Short-Term Securities — 6.1%
(Cost: $246,432,300) ............................. 246,371,215
Total Options Purchased — 0.3%
(Cost: $18,324,896 ) .............................. 13,133,391
Total Investments Before Options Written — 99.6%
(Cost: $3,683,946,373) ........................... 3,977,576,793
Total Options Written — (0.2)%
(Premiums Received — $(12,062,068)) ................ (10,713,416)
Total Investments Net of Options Written — 99.4%
(Cost: $3,671,884,305) ........................... 3,966,863,377
Other Assets Less Liabilities — 0.6% ................... 24,345,469
Net Assets — 100.0% .............................. $ 3,991,208,846

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $149,022,294, representing 3.73% of its net assets as of period end, and an original cost of $105,583,127.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Perpetual security with no stated maturity date.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Represents or includes a TBA transaction.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Par/Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 60,045,903 $ 1,120,159
(a)
$ — $ (1,793) $ — $ 61,164,269 61,133,702 $ 366,579
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,514,327 60,563,113
(a)
— — — 180,077,440 180,077,440 6,183,311 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 4,552,653 — (4,622,346) 158,166 (88,473) — — 64,077 —
iShares Biotechnology ETF
(c)
. 4,230,720 — (4,248,940) (329,760) 347,980 — — 3,877 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,802,971 — — — 78,984 4,881,955 130,551 331,434 —
iShares China Large-Cap ETF — 23,124,846 (13,585,493) 619,902 (80,370) 10,078,885 263,225 172,077 —
iShares Core S&P Small-Cap
ETF ................ 2,276,632 — — — 98,004 2,374,636 19,759 34,133 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 5,297,550 21,097,211 (26,738,677) 182,970 160,946 — — 63,683 —
iShares Latin America 40 ETF
(c)
1,091,188 — (1,261,416) (43,313) 213,541 — — — —
iShares MSCI Brazil ETF ... 1,331,039 — — — 547,553 1,878,592 59,131 97,457 —
iShares MSCI Emerging
Markets ETF
(c)
......... 531,532 — (568,910) 1,587 35,791 — — — —
iShares Russell 2000 ETF
(c)
.. — 30,621,932 (30,581,979) (39,953) — — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 764,810 — (725,926) 150,571 (189,455) — — 597 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 2,058,470 — — — (443,983) 1,614,487 16,144,865 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 2 — — — (1) 1 14,448,961 80 —
Quintis HoldCo Pty. Ltd. .... 47 — — — 4 51 7,642,509 — —
$ 698,377 $ 680,521 $ 262,070,316 $ 7,317,305 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 207 01/27/26 $ 10,892 $ 17,915
Euro-Bobl ............................................................... 801 03/06/26 109,345 (489,095)
Euro-BTP ............................................................... 148 03/06/26 20,903 (59,840)
Euro-Bund .............................................................. 375 03/06/26 56,220 (420,867)
Euro-OAT ............................................................... 169 03/06/26 23,950 (98,449)
Euro-Schatz ............................................................. 107 03/06/26 13,428 (17,419)
KOSPI 200 Index .......................................................... 211 03/12/26 22,264 893,989
OSE Nikkei 225 Index ....................................................... 231 03/12/26 74,330 (417,989)
Japan 10-Year Bond ........................................................ 38 03/13/26 32,122 (283,020)
Australia 10-Year Bond ...................................................... 170 03/16/26 12,421 (11,959)
Australia 3-Year Bond ....................................................... 596 03/16/26 41,761 (19,269)
3-mo. SOFR ............................................................. 93 03/17/26 22,392 25,222
EURO STOXX 50 Index ..................................................... 36 03/20/26 2,471 26,539
EURO STOXX Bank Index .................................................... 945 03/20/26 14,776 344,169
Russell 2000 E-Mini Index .................................................... 209 03/20/26 26,104 (586,597)
S&P 500 E-Mini Index ....................................................... 63 03/20/26 21,711 (117,754)
U.S. Treasury Long Bond ..................................................... 251 03/20/26 29,014 (188,817)
U.S. Treasury Ultra Bond ..................................................... 1,087 03/20/26 128,266 (2,049,006)
Long Gilt ................................................................ 155 03/27/26 19,090 100,472
U.S. Treasury 2-Year Note .................................................... 326 03/31/26 68,065 3,702
CBOE Volatility Index ....................................................... 1 05/19/26 21 (1,298)
CBOE Volatility Index ....................................................... 5 06/17/26 105 (5,440)
3-mo. SOFR ............................................................. 14 09/15/26 3,384 1,906
(3,352,905)
Short Contracts
WTI Crude Oil
(a)
........................................................... 93 01/16/26 5,340 (133,868)
CBOE Volatility Index ....................................................... 4 02/18/26 74 (659)
Euro-Buxl ............................................................... 20 03/06/26 2,588 41,017
CBOE Volatility Index ....................................................... 1 03/18/26 20 2,569
S&P/TSX 60 Index ......................................................... 4 03/19/26 1,085 (6,893)
FTSE 100 Index ........................................................... 49 03/20/26 6,545 (91,257)
Nasdaq-100 E-Mini Index ..................................................... 411 03/20/26 209,254 (962,948)
U.S. Treasury 10-Year Note ................................................... 1,317 03/20/26 148,080 273,931
U.S. Treasury 10-Year Ultra Note ............................................... 3,504 03/20/26 403,015 913,827
U.S. Treasury 5-Year Note .................................................... 183 03/31/26 20,003 (38,809)
CBOE Volatility Index ....................................................... 1 04/15/26 20 1,644
(1,446)
$ (3,354,351)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 35,751,221 USD 6,404,160 Citibank NA 01/05/26 $ 120,083
EGP 11,296,548 USD 236,626 Citibank NA 01/05/26 199
USD 4,611,342 BRL 24,975,123 Barclays Bank plc 01/05/26 53,630
USD 2,017,845 BRL 10,776,098 Deutsche Bank AG 01/05/26 51,314
USD 634,000 BRL 3,454,666 Morgan Stanley & Co. International plc 01/05/26 3,558
AUD 2,079,000 USD 1,373,461 Bank of America NA 01/15/26 14,062
AUD 194,908 USD 128,012 Morgan Stanley & Co. International plc 01/15/26 2,069
CHF 3,174 USD 4,000 Barclays Bank plc 01/15/26 12
CHF 376,739 USD 473,000 Morgan Stanley & Co. International plc 01/15/26 3,143

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
36
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 260,811 USD 327,000 UBS AG 01/15/26 $ 2,627
CLP 429,293,600 USD 463,000 Bank of America NA 01/15/26 13,769
CLP 1,007,038,380 USD 1,083,000 Goldman Sachs International 01/15/26 35,407
CLP 579,676,000 USD 626,000 UBS AG 01/15/26 17,782
CNY 38,915,477 USD 5,489,161 Canadian Imperial Bank of Commerce 01/15/26 93,066
CZK 77,635,269 USD 3,724,338 Bank of America NA 01/15/26 52,782
EUR 386,000 HUF 148,376,509 Bank of America NA 01/15/26 465
EUR 1,289,000 USD 1,515,169 Bank of America NA 01/15/26 391
HUF 736,149,872 USD 2,220,419 State Street Bank and Trust Co. 01/15/26 28,966
IDR 102,115,455,968 USD 6,092,804 Citibank NA 01/15/26 23,810
KRW 867,185,653 USD 593,000 Goldman Sachs International 01/15/26 7,771
MXN 110,332,039 USD 5,987,496 Bank of America NA 01/15/26 133,724
MXN 8,604,150 USD 475,000 Citibank NA 01/15/26 2,358
MYR 25,958,807 USD 6,262,529 Credit Agricole Corporate & Investment Bank SA 01/15/26 140,181
PEN 2,134,792 USD 633,000 Citibank NA 01/15/26 1,851
PHP 35,148,316 USD 595,000 Societe Generale SA 01/15/26 1,280
PLN 13,057,266 USD 3,572,519 HSBC Bank plc 01/15/26 64,426
PLN 2,261,605 USD 620,000 Morgan Stanley & Co. International plc 01/15/26 9,943
RON 3,848,557 USD 872,227 Goldman Sachs International 01/15/26 15,201
THB 15,046,130 USD 473,000 Nomura International plc 01/15/26 4,883
THB 205,258,825 USD 6,344,940 Standard Chartered Bank 01/15/26 174,318
USD 197,661 EUR 167,500 Barclays Bank plc 01/15/26 720
USD 787,000 JPY 122,473,223 Barclays Bank plc 01/15/26 4,399
USD 799,000 THB 25,140,535 HSBC Bank plc 01/15/26 507
ZAR 8,082,411 USD 473,000 Barclays Bank plc 01/15/26 14,753
ZAR 78,457,810 USD 4,549,987 UBS AG 01/15/26 184,743
EUR 127,823 USD 149,666 Canadian Imperial Bank of Commerce 01/16/26 630
EUR 92,051 USD 107,582 JPMorgan Chase Bank NA 01/16/26 653
EUR 156,410 USD 181,551 Wells Fargo Bank NA 01/16/26 2,359
EGP 23,842,017 USD 492,141 Citibank NA 01/20/26 5,176
MXN 21,305,443 USD 1,179,535 Goldman Sachs International 01/26/26 1,163
PEN 3,006,700 USD 890,452 Goldman Sachs International 01/26/26 3,334
PLN 11,681,394 USD 3,224,225 Deutsche Bank AG 01/26/26 29,200
TRY 68,355,189 USD 1,558,805 Barclays Bank plc 01/26/26 7,715
MYR 4,659,726 USD 1,135,435 Morgan Stanley & Co. International plc 01/27/26 14,621
USD 4,708,959 COP 17,656,243,692 Citibank NA 01/27/26 92,082
NGN 422,340,763 USD 284,372 Morgan Stanley & Co. International plc 01/30/26 7,816
BRL 30,725,777 USD 5,463,623 Citibank NA 02/03/26 99,881
CAD 114,838,479 USD 83,586,187 Wells Fargo Bank NA 03/18/26 341,881
CHF 3,080,000 EUR 3,306,897 JPMorgan Chase Bank NA 03/18/26 18,925
CHF 2,067,865 USD 2,603,243 UBS AG 03/18/26 27,465
CHF 84,024,874 USD 106,163,727 Wells Fargo Bank NA 03/18/26 731,521
CNY 525,212,294 USD 74,814,967 Societe Generale SA 03/18/26 800,142
DKK 17,681,855 USD 2,773,821 BNP Paribas SA 03/18/26 19,981
DKK 127,406,519 USD 19,991,423 UBS AG 03/18/26 139,307
EUR 107,008,851 USD 125,724,164 Societe Generale SA 03/18/26 457,891
EUR 35,281,011 USD 41,345,451 Wells Fargo Bank NA 03/18/26 257,000
GBP 7,455,455 EUR 8,488,952 Societe Generale SA 03/18/26 37,780
GBP 34,793,183 USD 46,379,981 Canadian Imperial Bank of Commerce 03/18/26 510,861
GBP 10,816,631 USD 14,425,532 Citibank NA 03/18/26 152,063
HUF 1,668,498,599 USD 5,038,933 Goldman Sachs International 03/18/26 38,280
KRW 33,310,745,150 USD 22,836,225 Societe Generale SA 03/18/26 291,592
MXN 302,566,928 EUR 14,042,379 Goldman Sachs International 03/18/26 125,372
PLN 28,615,906 USD 7,879,080 Goldman Sachs International 03/18/26 88,793
SEK 150,812,332 USD 16,295,576 Bank of New York Mellon 03/18/26 147,801
SGD 11,263,938 USD 8,756,191 Goldman Sachs International 03/18/26 48,079
TRY 179,547,001 USD 3,912,492 UBS AG 03/18/26 51,031
USD 7,724,288 CHF 6,071,391 Morgan Stanley & Co. International plc 03/18/26 351
USD 2,983,961 EUR 2,526,326 Toronto Dominion Bank 03/18/26 4,984
USD 40,939,698 HKD 317,700,246 Standard Chartered Bank 03/18/26 24,276
USD 26,562,051 JPY 4,123,306,000 JPMorgan Chase Bank NA 03/18/26 74,197
USD 3,446,256 JPY 528,830,332 Morgan Stanley & Co. International plc 03/18/26 49,084
ZAR 190,671,307 EUR 9,522,933 HSBC Bank plc 03/18/26 226,231

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 84,894,527 USD 4,958,836 Deutsche Bank AG 03/18/26 $ 141,580
USD 2,796 IDR 46,738,348 BNP Paribas SA 03/25/26 3
USD 2,251,462 BRL 12,585,000 Deutsche Bank AG 04/02/26 2,449
USD 1,515,883 BRL 8,418,000 JPMorgan Chase Bank NA 04/02/26 11,537
MXN 72,485,000 USD 3,849,321 Morgan Stanley & Co. International plc 08/18/26 82,063
6,445,343
BRL 27,034,730 USD 4,991,623 Barclays Bank plc 01/05/26 (58,053)
BRL 2,590,650 USD 475,000 BNP Paribas SA 01/05/26 (2,232)
BRL 3,374,651 USD 631,000 Morgan Stanley & Co. International plc 01/05/26 (15,160)
USD 5,463,623 BRL 30,500,675 Citibank NA 01/05/26 (102,448)
USD 225,076 EGP 11,296,548 Citibank NA 01/05/26 (11,749)
COP 9,375,486,337 USD 2,497,133 HSBC Bank plc 01/15/26 (28,202)
HUF 154,652,080 USD 473,000 HSBC Bank plc 01/15/26 (444)
INR 597,171,674 USD 6,728,316 Citibank NA 01/15/26 (91,352)
JPY 62,567,805 USD 401,000 Morgan Stanley & Co. International plc 01/15/26 (1,193)
JPY 60,044,681 USD 386,000 State Street Bank and Trust Co. 01/15/26 (2,316)
PLN 5,099,480 USD 1,422,000 Barclays Bank plc 01/15/26 (1,601)
USD 477,060 AUD 719,000 Barclays Bank plc 01/15/26 (2,800)
USD 126,465 AUD 194,908 Citibank NA 01/15/26 (3,616)
USD 477,000 CHF 378,702 Barclays Bank plc 01/15/26 (1,624)
USD 327,000 CHF 261,575 Morgan Stanley & Co. International plc 01/15/26 (3,592)
USD 474,000 COP 1,841,964,000 Societe Generale SA 01/15/26 (11,061)
USD 1,261,046 EUR 1,087,114 Morgan Stanley & Co. International plc 01/15/26 (17,144)
USD 631,000 HUF 207,188,850 Barclays Bank plc 01/15/26 (2,088)
USD 1,266,000 PEN 4,274,776 Citibank NA 01/15/26 (5,246)
USD 198,333 PHP 11,753,214 Citibank NA 01/15/26 (1,056)
USD 596,000 SGD 774,400 HSBC Bank plc 01/15/26 (6,880)
USD 460,000 ZAR 8,031,577 Bank of America NA 01/15/26 (24,685)
USD 634,000 ZAR 10,838,484 Citibank NA 01/15/26 (20,075)
USD 137,073 EUR 117,257 State Street Bank and Trust Co. 01/16/26 (800)
USD 1,618,286 EUR 1,384,589 UBS AG 01/16/26 (9,740)
USD 1,357,330 EUR 1,161,398 Wells Fargo Bank NA 01/16/26 (8,267)
USD 3,936,601 MXN 72,485,000 Morgan Stanley & Co. International plc 01/20/26 (82,813)
ARS 395,412,292 USD 268,258 Citibank NA 01/26/26 (8,032)
ARS 269,124,838 USD 180,742 JPMorgan Chase Bank NA 01/26/26 (3,628)
USD 224,500 ARS 350,220,000 Citibank NA 01/26/26 (5,985)
USD 290,149 PEN 976,642 Citibank NA 01/26/26 (172)
USD 1,960,427 PHP 116,159,193 Bank of America NA 01/26/26 (7,352)
USD 1,506,264 CZK 31,408,952 Deutsche Bank AG 01/27/26 (22,160)
USD 904,310 HUF 299,759,461 Natwest Markets plc 01/27/26 (10,856)
USD 3,758,382 IDR 62,984,472,796 Citibank NA 01/27/26 (12,750)
USD 9,923,641 MXN 184,154,815 Goldman Sachs International 01/27/26 (280,747)
USD 1,129,206 MYR 4,659,726 Credit Agricole Corporate & Investment Bank SA 01/27/26 (20,851)
USD 1,602,253 PEN 5,425,548 UBS AG 01/27/26 (10,513)
USD 4,042,759 PHP 238,959,590 Societe Generale SA 01/27/26 (4,775)
USD 9,475,194 PLN 34,664,278 Goldman Sachs International 01/27/26 (179,196)
USD 5,087,943 THB 164,640,746 JPMorgan Chase Bank NA 01/27/26 (145,229)
USD 327,336 UYU 13,124,525 Goldman Sachs International 01/27/26 (8,716)
USD 9,557,198 ZAR 165,957,292 Standard Chartered Bank 01/27/26 (448,626)
COP 1,224,170,000 USD 323,000 Citibank NA 01/30/26 (3,461)
USD 6,357,242 BRL 35,751,221 Citibank NA 02/03/26 (116,217)
AUD 89,324,684 USD 59,666,477 UBS AG 03/18/26 (50,754)
BRL 92,478,278 EUR 14,093,861 Goldman Sachs International 03/18/26 (23,872)
EUR 20,276,509 CHF 18,860,375 Wells Fargo Bank NA 03/18/26 (84,369)
EUR 6,620,000 JPY 1,215,372,420 JPMorgan Chase Bank NA 03/18/26 (1,343)
EUR 2,174,107 USD 2,572,716 Canadian Imperial Bank of Commerce 03/18/26 (9,066)
HKD 82,442,827 USD 10,623,802 Standard Chartered Bank 03/18/26 (6,300)
JPY 594,000,000 AUD 5,768,991 JPMorgan Chase Bank NA 03/18/26 (34,434)
JPY 1,205,364,899 EUR 6,620,000 JPMorgan Chase Bank NA 03/18/26 (62,944)
JPY 4,911,961,933 EUR 27,022,198 Wells Fargo Bank NA 03/18/26 (309,744)
JPY 35,198,050,128 USD 228,103,301 Deutsche Bank AG 03/18/26 (1,993,280)
JPY 1,436,554,658 USD 9,338,660 Societe Generale SA 03/18/26 (110,326)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
38
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 1,921,946,045 USD 12,380,319 Wells Fargo Bank NA 03/18/26 $ (33,861)
NOK 232,968,836 CHF 18,246,902 Morgan Stanley & Co. International plc 03/18/26 (107,006)
NZD 3,796,841 USD 2,203,810 BNP Paribas SA 03/18/26 (11,803)
TWD 616,817,260 USD 19,876,621 Morgan Stanley & Co. International plc 03/18/26 (270,535)
USD 2,423,933 BRL 13,536,819 BNP Paribas SA 03/18/26 (5,251)
USD 7,992,159 CAD 11,006,196 Morgan Stanley & Co. International plc 03/18/26 (51,563)
USD 6,712,573 CHF 5,332,500 Morgan Stanley & Co. International plc 03/18/26 (71,358)
USD 7,208,662 CNY 50,650,800 Goldman Sachs International 03/18/26 (83,562)
USD 161,855,856 EUR 137,761,975 Societe Generale SA 03/18/26 (589,483)
USD 3,351,186 EUR 2,863,049 Toronto Dominion Bank 03/18/26 (24,847)
USD 61,250,508 GBP 45,809,678 Societe Generale SA 03/18/26 (487,287)
USD 16,668,217 GBP 12,504,515 Wells Fargo Bank NA 03/18/26 (184,143)
USD 721,919 INR 65,346,269 Wells Fargo Bank NA 03/18/26 (413)
USD 3,134,249 MXN 57,617,822 Morgan Stanley & Co. International plc 03/18/26 (42,843)
USD 18,624,757 NOK 188,909,814 Deutsche Bank AG 03/18/26 (111,800)
USD 229,651 EGP 11,296,548 Citibank NA 03/31/26 (612)
(6,568,302)
$ (122,959)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In
Morgan Stanley & Co.
International plc 01/21/26 JPY 158.00 JPY 160.25 USD 7,372 $ 1,970
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 75 17,956
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 54 4,046
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 48 4,136
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 79 5,193
$ 33,301
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 1,034 01/02/26 USD 609.00 USD 63,520 $ 612,680
SPDR S&P 500 ETF Trust ...................... 1,289 01/02/26 USD 690.00 USD 87,899 3,227
SPDR S&P 500 ETF Trust ...................... 2,578 01/09/26 USD 693.00 USD 175,799 200,335
Alphabet, Inc. .............................. 582 01/16/26 USD 340.00 USD 18,263 25,026
Apple, Inc. ................................ 172 01/16/26 USD 280.00 USD 4,676 20,468
Apple, Inc. ................................ 646 01/16/26 USD 285.00 USD 17,562 28,747
Bank of America Corp. ........................ 936 01/16/26 USD 55.00 USD 5,148 127,764
Boeing Co. (The) ............................ 68 01/16/26 USD 235.00 USD 1,476 2,040
Carrier Global Corp. .......................... 680 01/16/26 USD 65.00 USD 3,593 5,100
Delta Air Lines, Inc. .......................... 1,411 01/16/26 USD 70.00 USD 9,792 356,278
EURO STOXX Bank Index ..................... 996 01/16/26 EUR 260.00 EUR 13,111 447,716
Freeport-McMoRan, Inc. ....................... 200 01/16/26 USD 55.00 USD 1,016 6,500
Goldman Sachs Group, Inc. (The) ................ 26 01/16/26 USD 870.00 USD 2,285 73,190
iShares Russell 2000 ETF ...................... 645 01/16/26 USD 250.00 USD 15,877 133,597
Lionsgate Studios Corp. ....................... 69 01/16/26 USD 9.00 USD 63 4,140
Netflix, Inc. ................................ 202 01/16/26 USD 122.00 USD 1,894 505
NVIDIA Corp. .............................. 583 01/16/26 USD 195.00 USD 10,873 124,762
Paramount Skydance Corp. ..................... 194 01/16/26 USD 16.00 USD 260 776
Sabre Corp. ............................... 155 01/16/26 USD 2.00 USD 21 1,163
Sabre Corp. ............................... 412 01/16/26 USD 2.50 USD 56 4,120

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
......................... 943 01/16/26 USD 405.00 USD 37,372 $ 406,964
SPDR Gold Shares
(a)
......................... 1,571 01/16/26 USD 390.00 USD 62,260 1,839,523
State Street SPDR S&P Regional Banking ETF ....... 1,051 01/16/26 USD 70.00 USD 6,812 19,884
Vistra Corp. ............................... 268 01/16/26 USD 210.00 USD 4,324 1,608
Walmart, Inc. .............................. 373 01/16/26 USD 115.00 USD 4,156 21,261
Walt Disney Co. (The) ........................ 138 01/16/26 USD 110.00 USD 1,570 62,790
Alphabet, Inc. .............................. 468 02/20/26 USD 340.00 USD 14,686 319,410
Amazon.com, Inc. ........................... 211 02/20/26 USD 255.00 USD 4,870 80,179
Amazon.com, Inc. ........................... 585 02/20/26 USD 240.00 USD 13,503 484,087
Apple, Inc. ................................ 351 02/20/26 USD 290.00 USD 9,542 99,684
Citigroup, Inc. .............................. 589 02/20/26 USD 120.00 USD 6,873 206,150
Fifth Third Bancorp .......................... 1,134 02/20/26 USD 50.00 USD 5,308 68,040
Goldman Sachs Group, Inc. (The) ................ 36 02/20/26 USD 865.00 USD 3,164 165,690
JPMorgan Chase & Co. ....................... 234 02/20/26 USD 325.00 USD 7,540 234,000
Meta Platforms, Inc. .......................... 123 02/20/26 USD 670.00 USD 8,119 382,222
Microsoft Corp. ............................. 193 02/20/26 USD 510.00 USD 9,334 172,734
Rockwell Automation, Inc. ...................... 110 02/20/26 USD 410.00 USD 4,280 119,900
SPDR Gold Shares
(a)
......................... 1,871 02/20/26 USD 390.00 USD 74,150 3,267,047
Tesla, Inc. ................................. 9 02/20/26 USD 540.00 USD 405 7,605
Tesla, Inc. ................................. 151 02/20/26 USD 480.00 USD 6,791 318,987
Tesla, Inc. ................................. 158 02/20/26 USD 450.00 USD 7,106 521,794
Valero Energy Corp. .......................... 236 02/20/26 USD 175.00 USD 3,842 71,272
Vertiv Holdings Co. .......................... 509 02/20/26 USD 200.00 USD 8,246 169,243
Broadcom, Inc. ............................. 211 03/20/26 USD 430.00 USD 7,303 157,723
Citigroup, Inc. .............................. 286 03/20/26 USD 110.00 USD 3,337 302,445
Delta Air Lines, Inc. .......................... 213 03/20/26 USD 75.00 USD 1,478 63,687
Lionsgate Studios Corp. ....................... 43 03/20/26 USD 10.00 USD 39 3,763
NVIDIA Corp. .............................. 410 03/20/26 USD 200.00 USD 7,647 407,950
SPDR Gold Shares
(a)
......................... 472 03/20/26 USD 420.00 USD 18,706 418,422
United Airlines Holdings, Inc. .................... 152 03/20/26 USD 120.00 USD 1,700 96,900
Sabre Corp. ............................... 349 04/17/26 USD 2.00 USD 47 4,363
Lionsgate Studios Corp. ....................... 96 06/18/26 USD 12.00 USD 88 8,160
12,681,621
Put
WTI Crude Oil
(a)
............................. 44 01/14/26 USD 56.00 USD 44 25,960
iShares iBoxx $ High Yield Corporate Bond ETF ....... 216 01/16/26 USD 80.00 USD 1,742 1,622
iShares Russell 2000 ETF ...................... 112 01/16/26 USD 245.00 USD 2,757 31,792
iShares iBoxx $ High Yield Corporate Bond ETF ....... 177 01/30/26 USD 80.00 USD 1,427 2,508
61,882
$ 12,743,503
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Deutsche Bank AG 01/08/26 USD 0.67 AUD 1,194 $ 1,295
EUR Currency ........................... Deutsche Bank AG 01/16/26 USD 1.18 EUR 670 2,426
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 951 14,420
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 939 34,528
52,669
Put
EUR Currency ........................... BNP Paribas SA 01/12/26 USD 1.13 EUR 7,328 80

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
40
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Barclays Bank plc 02/26/26 BRL 5.25 USD 10,182 $ 23,842
23,922
$ 76,591
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3 .57 % USD 13,108 $ 15,550
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3 .77 USD 8,729 5,047
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.15% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .15 USD 15,215 8,061
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .45 USD 9,554 4,608
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 USD 33,485 75,471
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 164,149 171,259
$ 279,996
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 ..................... 1,034 01/02/26 USD 621.00 USD 63,520 $ (21,860)
SPDR S&P 500 ETF Trust ....................... 1,289 01/02/26 USD 698.00 USD 87,899 (5)
SPDR S&P 500 ETF Trust ....................... 2,578 01/09/26 USD 701.00 USD 175,799 (16,672)
Alphabet, Inc. ............................... 67 01/16/26 USD 330.00 USD 2,102 (9,212)
Apollo Global Management, Inc. ................... 43 01/16/26 USD 145.00 USD 622 (13,007)
Apple, Inc. ................................. 129 01/16/26 USD 270.00 USD 3,507 (70,951)
Bank of America Corp. ......................... 936 01/16/26 USD 60.00 USD 5,148 (8,892)
Broadcom, Inc. .............................. 69 01/16/26 USD 380.00 USD 2,388 (11,212)
Cameco Corp. ............................... 78 01/16/26 USD 95.00 USD 714 (15,249)
Cisco Systems, Inc. ........................... 136 01/16/26 USD 80.00 USD 1,048 (2,584)
Citigroup, Inc. ............................... 174 01/16/26 USD 110.00 USD 2,030 (136,155)
CRH plc ................................... 65 01/16/26 USD 135.00 USD 811 (5,850)
Delta Air Lines, Inc. ........................... 1,411 01/16/26 USD 80.00 USD 9,792 (22,576)
Eli Lilly & Co. ............................... 23 01/16/26 USD 900.00 USD 2,472 (410,550)
Freeport-McMoRan, Inc. ........................ 200 01/16/26 USD 60.00 USD 1,016 (1,200)
Freeport-McMoRan, Inc. ........................ 236 01/16/26 USD 50.00 USD 1,199 (47,082)
Hilton Worldwide Holdings, Inc. ................... 35 01/16/26 USD 300.00 USD 1,005 (3,937)
Intuitive Surgical, Inc. .......................... 11 01/16/26 USD 575.00 USD 623 (15,895)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,195 01/16/26 USD 81.00 USD 9,635 (9,196)
iShares Russell 2000 ETF ....................... 645 01/16/26 USD 270.00 USD 15,877 (2,103)
McKesson Corp. ............................. 12 01/16/26 USD 940.00 USD 984 (5,760)
McKesson Corp. ............................. 14 01/16/26 USD 840.00 USD 1,148 (11,481)
Medtronic plc ............................... 102 01/16/26 USD 105.00 USD 980 (408)
Micron Technology, Inc. ........................ 45 01/16/26 USD 155.00 USD 1,284 (588,150)
NVIDIA Corp. ............................... 468 01/16/26 USD 205.00 USD 8,728 (24,336)
Palantir Technologies, Inc. ....................... 4 01/16/26 USD 210.00 USD 71 (90)
Paramount Skydance Corp. ...................... 194 01/16/26 USD 20.00 USD 260 (291)
SPDR Gold Shares
(a)
.......................... 468 01/16/26 USD 395.00 USD 18,547 (407,599)
SPDR Gold Shares
(a)
.......................... 1,097 01/16/26 USD 430.00 USD 43,475 (52,701)
State Street SPDR S&P Regional Banking ETF ........ 1,051 01/16/26 USD 77.00 USD 6,812 (950)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Tesla, Inc. .................................. 14 01/16/26 USD 500.00 USD 630 $ (3,696)
Tesla, Inc. .................................. 25 01/16/26 USD 480.00 USD 1,124 (13,500)
Trane Technologies plc ......................... 23 01/16/26 USD 480.00 USD 895 (4,945)
Valero Energy Corp. ........................... 24 01/16/26 USD 170.00 USD 391 (2,904)
Vistra Corp. ................................ 268 01/16/26 USD 250.00 USD 4,324 (1,340)
Alphabet, Inc. ............................... 151 02/20/26 USD 345.00 USD 4,738 (84,937)
Alphabet, Inc. ............................... 634 02/20/26 USD 370.00 USD 19,895 (122,045)
Citigroup, Inc. ............................... 589 02/20/26 USD 130.00 USD 6,873 (55,955)
Delta Air Lines, Inc. ........................... 716 02/20/26 USD 80.00 USD 4,969 (65,156)
EURO STOXX Bank Index ...................... 274 02/20/26 EUR 270.00 EUR 3,607 (103,847)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 797 02/20/26 USD 82.00 USD 6,426 (1,479)
JPMorgan Chase & Co. ........................ 234 02/20/26 USD 355.00 USD 7,540 (30,888)
Meta Platforms, Inc. ........................... 123 02/20/26 USD 750.00 USD 8,119 (99,323)
SPDR Gold Shares
(a)
.......................... 3,743 02/20/26 USD 420.00 USD 148,339 (2,106,343)
Tesla, Inc. .................................. 9 02/20/26 USD 620.00 USD 405 (2,705)
Tesla, Inc. .................................. 151 02/20/26 USD 560.00 USD 6,791 (95,885)
Tesla, Inc. .................................. 158 02/20/26 USD 550.00 USD 7,106 (115,341)
Vertiv Holdings Co. ........................... 509 02/20/26 USD 250.00 USD 8,246 (47,591)
(4,873,834)
Put
Boeing Co. (The) ............................. 68 01/16/26 USD 185.00 USD 1,476 (1,088)
Boston Scientific Corp. ......................... 109 01/16/26 USD 90.00 USD 1,039 (4,360)
Carrier Global Corp. ........................... 680 01/16/26 USD 50.00 USD 3,593 (18,700)
Costco Wholesale Corp. ........................ 14 01/16/26 USD 840.00 USD 1,207 (6,090)
Delta Air Lines, Inc. ........................... 817 01/16/26 USD 57.50 USD 5,670 (18,382)
iShares Russell 2000 ETF ....................... 112 01/16/26 USD 225.00 USD 2,757 (1,475)
State Street SPDR S&P Regional Banking ETF ........ 584 01/16/26 USD 61.00 USD 3,785 (22,950)
Tesla, Inc. .................................. 9 01/16/26 USD 380.00 USD 405 (886)
Vistra Corp. ................................ 268 01/16/26 USD 150.00 USD 4,324 (42,076)
Walt Disney Co. (The) ......................... 138 01/16/26 USD 100.00 USD 1,570 (345)
Alphabet, Inc. ............................... 468 02/20/26 USD 290.00 USD 14,686 (298,350)
Amazon.com, Inc. ............................ 211 02/20/26 USD 215.00 USD 4,870 (106,555)
Amazon.com, Inc. ............................ 585 02/20/26 USD 205.00 USD 13,503 (166,725)
Apple, Inc. ................................. 351 02/20/26 USD 245.00 USD 9,542 (66,163)
Fifth Third Bancorp ........................... 1,134 02/20/26 USD 43.00 USD 5,308 (62,370)
Goldman Sachs Group, Inc. (The) ................. 36 02/20/26 USD 770.00 USD 3,164 (20,430)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 797 02/20/26 USD 78.00 USD 6,426 (10,989)
Microsoft Corp. .............................. 193 02/20/26 USD 440.00 USD 9,334 (89,745)
Rockwell Automation, Inc. ....................... 110 02/20/26 USD 330.00 USD 4,280 (19,250)
SPDR Gold Shares
(a)
.......................... 631 02/20/26 USD 370.00 USD 25,007 (196,699)
Tesla, Inc. .................................. 151 02/20/26 USD 360.00 USD 6,791 (68,327)
Tesla, Inc. .................................. 158 02/20/26 USD 350.00 USD 7,106 (56,880)
Valero Energy Corp. ........................... 354 02/20/26 USD 145.00 USD 5,763 (72,039)
Vertiv Holdings Co. ........................... 509 02/20/26 USD 140.00 USD 8,246 (254,500)
Broadcom, Inc. .............................. 211 03/20/26 USD 310.00 USD 7,303 (305,422)
Citigroup, Inc. ............................... 286 03/20/26 USD 95.00 USD 3,337 (25,883)
Delta Air Lines, Inc. ........................... 213 03/20/26 USD 60.00 USD 1,478 (33,760)
NVIDIA Corp. ............................... 585 03/20/26 USD 145.00 USD 10,910 (141,570)
SPDR Gold Shares
(a)
.......................... 472 03/20/26 USD 375.00 USD 18,706 (282,426)
United Airlines Holdings, Inc. ..................... 152 03/20/26 USD 85.00 USD 1,700 (20,140)
Broadcom, Inc. .............................. 117 09/18/26 USD 280.00 USD 4,049 (272,902)
NVIDIA Corp. ............................... 188 09/18/26 USD 150.00 USD 3,506 (203,980)
(2,891,457)
$ (7,765,291)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
42
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Citibank NA 01/16/26 CLP 940.00 USD 315 $ (199)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 1,426 (8,735)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 1,408 (21,747)
–
(30,681)
–
Put
EUR Currency ............................. Bank of America NA 01/12/26 USD 1.13 EUR 7,328 (80)
USD Currency ............................. Citibank NA 01/16/26 CLP 920.00 USD 315 (7,660)
USD Currency ............................. Standard Chartered Bank 02/25/26 IDR 16,250.00 USD 10,161 (9,040)
USD Currency ............................. Bank of America NA 02/26/26 ZAR 16.70 USD 10,161 (164,511)
USD Currency ............................. Bank of America NA 02/26/26 MXN 17.95 USD 10,182 (75,965)
USD Currency ............................. Morgan Stanley & Co. International plc 02/26/26 BRL 5.25 USD 10,182 (23,842)
USD Currency ............................. Bank of America NA 03/12/26 IDR 16,325.00 USD 10,106 (18,690)
USD Currency ............................. Bank of America NA 03/12/26 BRL 5.25 USD 10,106 (31,652)
USD Currency ............................. Bank of America NA 03/12/26 MXN 17.65 USD 10,106 (32,906)
USD Currency ............................. Bank of America NA 03/12/26 ZAR 16.35 USD 10,129 (76,506)
–
(440,852)
–
$ (471,533)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Bought Protection on
5-Year Credit Default
Swap ......... 1 .00%
Markit CDX North
American Investment
Grade Index Series
45.V1 Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 7,732 $ (33,139)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
45.V1 1 .00 % Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 7,732 (3,824)
$ (36,963)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.87% Annual 1-day SOFR Annual Barclays Bank plc 01/02/26 2 .87 % USD 9,873 $ —
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3 .60 USD 17,165 (38,502)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual Citibank NA 02/18/26 3 .40 USD 25,843 (16,254)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2 .90 USD 25,155 (7,413)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3 .25 USD 13,512 (4,571)
30-Year Interest Rate Swap
(a)
4.20% Annual 1-day SONIA Annual
Goldman Sachs
International 03/04/26 4 .20 GBP 5,224 (33,282)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual Citibank NA 03/11/26 3 .50 % USD 25,884 $ (54,590)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 USD 33,485 (22,476)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 164,149 (53,850)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 12,910 (76,839)
(307,777)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 USD 23,326 (44,226)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 10,314 (45,610)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.77% Annual
JPMorgan Chase
Bank NA 02/10/26 3 .77 USD 6,710 (2,944)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4 .00 USD 17,165 (40,394)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 58,587 (11,677)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2 .94 EUR 32,468 (491,505)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 30,589 (213,067)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 164,149 (105,754)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 12,910 (95,403)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 177,131 (479,602)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 69,115 (323,406)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 104,145 (278,264)
(2,131,852)
$ (2,439,629)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (141,499) $ (97,573) $ (43,926)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (58,736) (2,171) (56,565)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 12,399 (1,000,172) (798,208) (201,964)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 6,603 (149,925) (133,040) (16,885)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 Quarterly 12/20/30 USD 3,431 (266,216) (226,321) (39,895)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 12,756 (292,397) (288,858) (3,539)
$ (1,908,945) $ (1,546,171) $ (362,774)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
44
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,609 $ 272,273 $ 1,813 $ 270,460
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 8,106 612,751 182,018 430,733
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 12/20/29 NR EUR 336 (232,581) — (232,581)
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 24,203 2,925,963 1,857,462 1,068,501
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 35 (23,925) — (23,925)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 2,524 340,825 268,325 72,500
$ 3,895,306 $ 2,309,618 $ 1,585,688
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 68,128 $ (5,735) $ — $ (5,735)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 295,009 (13,124) — (13,124)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 591,299 (112,158) — (112,158)
1-day TIIEOIS Monthly 8.47% Monthly N/A 02/25/26 MXN 122,553 21,784 — 21,784
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 109,068 — 109,068
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 52,170 (9,339) — (9,339)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 2,312,229 8,080 2,304,149
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 69,951 (27,422) — (27,422)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 260,933 — 260,933
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 38,659 5,858 — 5,858
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 74,115 (15,493) — (15,493)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 123,755 — 123,755
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 58,712 (8,843) — (8,843)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 4,921 (18,004) — (18,004)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 10,936 (32,183) — (32,183)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 8,349 (1,176) — (1,176)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 387,444 — 387,444
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 778,635 889,750 — 889,750
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 20,305 1,803 — 1,803
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 354,421 — 354,421
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 310,036 34,630 — 34,630
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 27,689 (15,588) — (15,588)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 5,457 (66,160) — (66,160)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 9,095 (110,909) — (110,909)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 485,437 69,604 — 69,604
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 2,161 (5,504) 158 (5,662)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 6,622,450 77,229 6,545,221
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 72,500 660,442 — 660,442
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 72,500 731,493 — 731,493
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 432,916 (9,671) — (9,671)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 652,000 (11,586) — (11,586)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 12,460 (7,577) — (7,577)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 6,549 $ (6,326) $ — $ (6,326)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 24,185 380,638 — 380,638
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 81,341 33,362 — 33,362
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 774,390 — 774,390
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 (162,838) — (162,838)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 26,318 — 26,318
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (725,019) — (725,019)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 752,986 — 752,986
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 58,067 111,477 — 111,477
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 5,318,123 (58,843) — (58,843)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 4,227,653 (47,051) — (47,051)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 321,390 — 321,390
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 322,937 — 322,937
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 20,632 5,119 — 5,119
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 8,840 (11,930) — (11,930)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 4,712 (3,635) — (3,635)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,591,474 — 1,591,474
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 150,216 29,058 — 29,058
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 183,597 37,954 — 37,954
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 16,205,021 322,905 15,882,116
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,553,948 — 1,553,948
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 1,111,885 — 1,111,885
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 1,047,142 — 1,047,142
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 263,625 — 263,625
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 211,951 591,839 — 591,839
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 14,280 (38,217) — (38,217)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 33,697 561,351 — 561,351
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 657,699 — 657,699
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 554 6,822 125 6,697
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 750 11,592 14,609 (3,017)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 1,112 14,724 2,231 12,493
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 15,736 (32,786) — (32,786)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (551,103) — (551,103)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 446,121 — 446,121
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 29,111 7,397 — 7,397
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 123,986 19,900 — 19,900
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 50,310 (161,023) — (161,023)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 7,081 (1,285) — (1,285)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 7,659 (21,793) — (21,793)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 14,162 5,149 — 5,149
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 7,357 2,969 — 2,969
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 11,493 7,266 1,203 6,063
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 8,910 1,298 — 1,298
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 52,799 2,667 — 2,667
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 16,885 (14,796) — (14,796)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 21,583 (18,420) — (18,420)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 28,391 (14,965) — (14,965)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 3,689 10,371 — 10,371
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 55,794 (1,000) — (1,000)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 22,640 (57,226) — (57,226)
3-mo. CD_KSDA Quarterly 2.91% Quarterly N/A 12/17/30 KRW 2,498,399 (18,755) — (18,755)
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 51,938 10,288 — 10,288
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 (9,982) — (9,982)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 (9,554) — (9,554)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
46
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,257 $ (9,355) $ — $ (9,355)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,985,036 — 4,985,036
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (343,429) — (343,429)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 355,946 — 355,946
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 711,638 — 711,638
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 358,660 — 358,660
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 61,741 12,436 — 12,436
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 61,741 12,888 — 12,888
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 14,933,629 481,142 14,452,487
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (113,599) — (113,599)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (180,537) — (180,537)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 (254,898) — (254,898)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 (122,167) — (122,167)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 13,221 (53,287) — (53,287)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 2,613 (1,580) — (1,580)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 2,613 1,771 1,836 (65)
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 9,709 3,498 — 3,498
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 423,056 — 423,056
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (55,553) 2,180 (57,733)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 1,114,312 — 1,114,312
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (1,184,816) — (1,184,816)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (1,184,133) — (1,184,133)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 (244,097) 51,052 (295,149)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 9,319,043 28,781 9,290,262
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (955,472) 54,415 (1,009,887)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 59,200 (17,809) — (17,809)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 5,224 (5,648) — (5,648)
$ 64,580,355 $ 1,045,946 $ 63,534,409
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 158,269 $ — $ 158,269
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 80 $ (1,664) $ 1,343 $ (3,007)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 (2,600) 2,721 (5,321)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 70 14,539 17,107 (2,568)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,076) 2,130 (8,206)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 (47) 16,827 (16,874)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 (35) 12,281 (12,316)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 (21) 7,540 (7,561)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 (29) 11,086 (11,115)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Goldman Sachs International 12/20/27 USD 120 $ (35) $ 12,288 $ (12,323)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 84,569 8,759 75,810
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (17,832) 11,409 (29,241)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (39,439) 30,802 (70,241)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (32,734) (6,106) (26,628)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 (34,865) 17,486 (52,351)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (23,600) (13,761) (9,839)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 998 (19,477) (5,066) (14,411)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 960 (14,974) — (14,974)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 440 (2,911) 17,150 (20,061)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 1,063 (36,219) (20,194) (16,025)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 360 (2,976) (853) (2,123)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 285 (6,666) (1,361) (5,305)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 600 (99,329) (91,126) (8,203)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 260 (43,042) (40,291) (2,751)
American Airlines Group, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 USD 170 (6,658) 3,542 (10,200)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 355 (55,415) (51,640) (3,775)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 140 1,498 2,764 (1,266)
Southwest Airlines Co. ...... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 520 (905) 1,384 (2,289)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 1,415 (2,462) 6,221 (8,683)
Whirlpool Corp. ........... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 130 8,687 8,521 166
$ – $ – $ –
$ (340,718) $ (39,037) $ (301,681)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 1,049 $ 38,967 $ 25,627 $ 13,340
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 441 38,079 31,578 6,501
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 499 8,807 2,460 6,347
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,622 264,163 168,329 95,834
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 66,848 53,683 13,165
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 66,848 63,727 3,121
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 499 9,109 2,555 6,554
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 960 11,152 (2,271) 13,423
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 1,063 33,773 19,681 14,092
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 436 94,024 56,000 38,024
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 532 114,793 71,585 43,208
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 255 34,810 24,450 10,360
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 100 17,775 18,176 (401)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 190 33,774 34,535 (761)
$ 832,922 $ 570,115 $ 262,807
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
48
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 205,263 $ 1,103 $ — $ 1,103
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 456,141 2,624 — 2,624
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (721,802) — (721,802)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (630,786) — (630,786)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (869,082) — (869,082)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (833,107) — (833,107)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (4,654) — (4,654)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (149,201) — (149,201)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 2,355,878 (17,251) — (17,251)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 2,338,624 (16,461) — (16,461)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 4,643,033 (28,949) — (28,949)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 12/17/27 CLP 2,325,396 (447) — (447)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 16,270 (42,348) — (42,348)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 18,935 (42,856) — (42,856)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 29,130 (65,932) — (65,932)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 76,051 (118,036) — (118,036)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 1,581 (898) — (898)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 7,324 (1,749) — (1,749)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 3,514 17,608 — 17,608
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 1,306,741 16,049 — 16,049
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 1,302,909 15,337 — 15,337
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 2,555,111 27,471 — 27,471
$ (3,463,367) $ — $ (3,463,367)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 139 $ 26,919 $ — $ 26,919
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/20/26 USD 67 13,063 — 13,063

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 100 $ 19,341 $ — $ 19,341
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 55 10,735 — 10,735
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 45 4,378 — 4,378
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 164 16,146 — 16,146
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.45%
At
Termination Citibank NA 03/20/26 USD 82 (16,759) — (16,759)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.30%
At
Termination
Goldman Sachs
International 03/20/26 USD 160 5,330 — 5,330
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 114 3,803 — 3,803
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 526 3,075 — 3,075
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 101 25 — 25
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 298 1,109 — 1,109
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 324 (2,367) — (2,367)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 220 460 — 460
1-day SOFR ....... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 174 (939) — (939)
$ 84,319 $ — $ 84,319
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 2,212,956 02/11/26 0.26% 1D OBFR01 Monthly $ 88,188
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 388,297 02/10/26 0.30% HONIA Monthly (26,586)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
50
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA USD 350,530 02/09/26 0.20% 1D OBFR01 Monthly $ 6,756
AMC Networks, Inc. .......... Barclays Bank plc 203,588 08/23/26 0.20% 1D OBFR01 Monthly (2,326)
Baidu, Inc. ................ JPMorgan Chase Bank NA 329,728 02/10/26 0.30% HONIA Monthly 5,754
Bilibili, Inc. ................ JPMorgan Chase Bank NA 187,536 02/10/26 0.15% HONIA Monthly (5,883)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 354,824 02/09/26 0.26% 1D ESTR Monthly 42,049
Comstock Resources, Inc. ...... JPMorgan Chase Bank NA 186,946 02/09/26 0.20% 1D OBFR01 Monthly 673
Derayah Financial Co. ........ JPMorgan Chase Bank NA 175,558 02/11/26 0.75% 1D OBFR01 Monthly (19,974)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 155,052 02/09/26 0.20% 1D OBFR01 Monthly 5,084
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 606,282 02/11/26 0.75% 1D OBFR01 Monthly 26,489
EQT Corp. ................ JPMorgan Chase Bank NA 192,107 02/09/26 0.20% 1D OBFR01 Monthly (10,189)
Flagstar Bank NA ............ JPMorgan Chase Bank NA 574,744 02/09/26 0.20% 1D OBFR01 Monthly (12,940)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 141,959 02/11/26 0.75% 1D OBFR01 Monthly 2,976
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA 199,761 02/11/26 0.24% 1D OBFR01 Monthly 5,772
Iberdrola SA ............... JPMorgan Chase Bank NA 978,657 02/11/26 0.26% 1D OBFR01 Monthly 36,887
JD.com, Inc. ............... JPMorgan Chase Bank NA 288,158 02/10/26 0.30% HONIA Monthly (10,639)
Kuaishou Technology ......... JPMorgan Chase Bank NA 199,946 02/10/26 1.00% HONIA Monthly (11,472)
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 21,395 02/09/26 0.00% 1D OBFR01 Monthly (22)
NetEase, Inc. .............. JPMorgan Chase Bank NA 298,063 02/10/26 0.30% HONIA Monthly (3,543)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 93,733 02/10/26 0.30% HONIA Monthly 9,881
ONEOK, Inc. ............... JPMorgan Chase Bank NA 194,387 02/09/26 0.20% 1D OBFR01 Monthly (788)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 158,624 02/09/26 0.20% 1D OBFR01 Monthly (12,738)
Rasan Information Technology Co. JPMorgan Chase Bank NA 498,689 02/11/26 0.75% 1D OBFR01 Monthly (9,274)
RELX plc ................. JPMorgan Chase Bank NA 77,694 02/10/26 0.25% 1D SONIA Monthly 422
Rheinmetall AG ............. JPMorgan Chase Bank NA 205,687 02/09/26 0.26% 1D OBFR01 Monthly (1,355)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 74,657 02/10/26 0.30% HONIA Monthly 3,748
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 26,130 02/11/26 0.26% 1D OBFR01 Monthly 4,417
SSE plc .................. JPMorgan Chase Bank NA 336,179 02/10/26 0.25% 1D SONIA Monthly 4,378
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 204,350 02/10/26 0.30% 1D OBFR01 Monthly (8,434)
Talabat Holding plc ........... JPMorgan Chase Bank NA 139,279 02/11/26 0.75% 1D OBFR01 Monthly (3,757)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 373,140 02/10/26 1.00% HONIA Monthly (4,771)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 314,048 02/10/26 0.30% 1D OBFR01 Monthly (24,360)
XPeng, Inc. ................ JPMorgan Chase Bank NA 177,379 02/10/26 0.15% 1D OBFR01 Monthly 2,592
Total long positions of equity swaps 77,015
Short contracts
(b)
Alexandria Real Estate Equities, Inc. Citibank NA (2,862,121) 02/24/28 (0.15)% 1D OBFR01 Monthly (19,124)
Alliance Laundry Holdings, Inc. .. Barclays Bank plc (1,092,321) 08/23/26 (0.63)% 1D OBFR01 Monthly 63,690
Alstom SA ................ Citibank NA (887,850) 02/26/26 (0.26)% 1D OBFR01 Monthly (7,828)
Amcor plc ................. Citibank NA (2,056,404) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,944)
Ares Management Corp. ....... Citibank NA (717,831) 02/24/28 (0.15)% 1D OBFR01 Monthly 35,752
Axon Enterprise, Inc. ......... Citibank NA (752,038) 02/24/28 (0.15)% 1D OBFR01 Monthly 40,422
Barratt Redrow plc ........... Citibank NA (1,408,847) 02/26/26 (0.25)% 1D OBFR01 Monthly (42,650)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (1,546,386) 02/11/26 (0.52)% 1D OBFR01 Monthly (111,414)
Baxter International, Inc. ....... Citibank NA (3,662,599) 02/24/28 (0.15)% 1D OBFR01 Monthly (25,230)
BE Semiconductor Industries NV . Citibank NA (318,243) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,122)
Beijer Ref AB .............. JPMorgan Chase Bank NA (127,965) 02/11/26 (0.26)% 1D OBFR01 Monthly (1,252)
Beijer Ref AB .............. Citibank NA (86,357) 02/26/26 (0.26)% 1D OBFR01 Monthly (205)
BeOne Medicines Ltd. ........ Citibank NA (774,811) 02/25/26 (0.05)% 1D OBFR01 Monthly 31,385
Block, Inc. ................ Citibank NA (2,388,073) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,199
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (3,832) 02/09/26 (0.15)% 1D OBFR01 Monthly 115
Brown-Forman Corp. ......... Citibank NA (458,985) 02/24/28 (0.15)% 1D OBFR01 Monthly 33,321
Builders FirstSource, Inc. ...... Citibank NA (1,730,333) 02/24/28 (0.15)% 1D OBFR01 Monthly 12,687
Bunge Global SA ............ Citibank NA (1,075,325) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,503
BXP, Inc. ................. Citibank NA (2,130,522) 02/24/28 (0.15)% 1D OBFR01 Monthly 60,168
Cellnex Telecom SA .......... Citibank NA (499,506) 02/26/26 (0.09)% 1D OBFR01 Monthly (13,853)
CF Industries Holdings, Inc. ..... Citibank NA (2,008,820) 02/24/28 (0.15)% 1D OBFR01 Monthly 7,725
CH Robinson Worldwide, Inc. ... Citibank NA (1,463,791) 02/24/28 (0.15)% 1D OBFR01 Monthly 37,528
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (2,878) 02/10/26 (0.16)% 1D OBFR01 Monthly (109)
Chailease Holding Co. Ltd. ..... Citibank NA (3,069) 02/25/26 (0.65)% 1D OBFR01 Monthly 79

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Charles River Laboratories
International, Inc. .......... Citibank NA USD (571,376) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 9,840
China Construction Bank Corp. .. Citibank NA (694,980) 02/25/26 (0.05)% 1D OBFR01 Monthly (14,714)
China Merchants Bank Co. Ltd. .. Citibank NA (898,199) 02/25/26 (0.30)% 1D OBFR01 Monthly (33,798)
China Railway Group Ltd. ...... Citibank NA (445,112) 02/25/26 (0.21)% 1D OBFR01 Monthly (5,719)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (13,176) 02/10/26 (0.30)% 1D OBFR01 Monthly 712
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (1,258,565) 02/25/26 (0.30)% 1D OBFR01 Monthly 18,892
Cigna Group (The) ........... Citibank NA (1,650,293) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,216
Community Financial System, Inc. JPMorgan Chase Bank NA (189,783) 02/09/26 (0.15)% 1D OBFR01 Monthly 6,262
Constellation Brands, Inc. ...... Citibank NA (517,859) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,339
Continental AG ............. Citibank NA (945,220) 02/26/26 (0.26)% 1D OBFR01 Monthly (13,723)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (168,766) 02/09/26 (0.15)% 1D OBFR01 Monthly 27,694
Cosan SA ................. JPMorgan Chase Bank NA (251,644) 02/10/26 (0.40)% 1D OBFR01 Monthly (4,215)
Croda International plc ........ Citibank NA (280,022) 02/26/26 (0.25)% 1D OBFR01 Monthly 7,938
CRRC Corp. Ltd. ............ Citibank NA (397,664) 02/25/26 (0.30)% 1D OBFR01 Monthly 3,974
CVB Financial Corp. .......... JPMorgan Chase Bank NA (159,331) 02/09/26 (0.15)% 1D OBFR01 Monthly 8,206
Datadog, Inc. .............. Citibank NA (394,042) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,310
Davide Campari-Milano NV ..... Citibank NA (727,362) 02/26/26 (0.23)% 1D OBFR01 Monthly 6,586
Deere & Co. ............... Citibank NA (498,771) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,405
Delivery Hero SE ............ Citibank NA (952,886) 02/26/26 (0.26)% 1D OBFR01 Monthly 3,611
Disco Corp. ................ Citibank NA (539,703) 02/26/26 (0.10)% 1D OBFR01 Monthly (8,689)
DMG Mori Co. Ltd. ........... Citibank NA (748,112) 02/26/26 (0.18)% 1D OBFR01 Monthly (6,100)
Dollar Tree, Inc. ............. Citibank NA (1,159,735) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,924)
Dow, Inc. ................. Citibank NA (1,148,483) 02/24/28 (0.15)% 1D OBFR01 Monthly (784)
Elevance Health, Inc. ......... Citibank NA (1,264,848) 02/24/28 (0.15)% 1D OBFR01 Monthly (23,073)
Entain plc ................. Citibank NA (518,307) 02/26/26 (0.25)% 1D OBFR01 Monthly (7,466)
Equifax, Inc. ............... Citibank NA (872,728) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,053
Expand Energy Corp. ......... Citibank NA (2,819,585) 02/24/28 (0.15)% 1D OBFR01 Monthly (65,888)
First Solar, Inc. ............. Citibank NA (749,041) 02/24/28 (0.15)% 1D OBFR01 Monthly 61,484
Food & Life Cos. Ltd. ......... Citibank NA (1,449,634) 02/26/26 (0.14)% 1D OBFR01 Monthly (58,695)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (9,629) 02/10/26 (0.44)% 1D OBFR01 Monthly 450
Formosa Chemicals & Fibre Corp. Citibank NA (434,578) 02/25/26 (0.63)% 1D OBFR01 Monthly 5,182
Formosa Plastics Corp. ........ Citibank NA (621,355) 02/25/26 (2.30)% 1D OBFR01 Monthly 16,200
Galaxy Digital, Inc. ........... JPMorgan Chase Bank NA (134,050) 02/09/26 (0.52)% 1D OBFR01 Monthly 19,164
Genuine Parts Co. ........... Citibank NA (1,307,359) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,288
Georg Fischer AG (Registered) .. Citibank NA (199,301) 02/26/26 (0.26)% 1D OBFR01 Monthly 1,003
Grifols SA ................. Citibank NA (854,519) 02/26/26 (0.26)% 1D OBFR01 Monthly 32,803
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (403,123) 02/11/26 (0.66)% 1D OBFR01 Monthly (34,575)
Harmonic Drive Systems, Inc. ... Citibank NA (641,385) 02/26/26 (0.12)% 1D OBFR01 Monthly (41,874)
Hasbro, Inc. ............... Citibank NA (1,380,110) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,904)
Hensoldt AG ............... Citibank NA (828,995) 02/26/26 (0.26)% 1D OBFR01 Monthly 7,789
Horizon Robotics ............ JPMorgan Chase Bank NA (41,468) 02/10/26 (1.50)% 1D OBFR01 Monthly (722)
Horizon Robotics ............ Citibank NA (499,189) 02/25/26 (1.40)% 1D OBFR01 Monthly 6,308
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (81,805) 02/10/26 (0.30)% 1D OBFR01 Monthly 4,930
HUTCHMED China Ltd. ....... Citibank NA (168,650) 02/25/26 (0.89)% 1D OBFR01 Monthly 320
IDEXX Laboratories, Inc. ....... Citibank NA (649,170) 02/24/28 (0.15)% 1D OBFR01 Monthly 21,350
IHI Corp. ................. Citibank NA (365,635) 02/26/26 (0.11)% 1D OBFR01 Monthly 5,233
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (711,033) 02/10/26 (0.25)% 1D OBFR01 Monthly 48,190
IMCD NV ................. Citibank NA (675,484) 02/26/26 (0.26)% 1D OBFR01 Monthly (6,505)
Innolux Corp. .............. Citibank NA (876,550) 02/25/26 (0.35)% 1D OBFR01 Monthly (309,225)
International Paper Co. ........ JPMorgan Chase Bank NA (915,019) 02/11/26 (0.50)% 1D OBFR01 Monthly 20,416
International Paper Co. ........ Citibank NA (5,487,395) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,891)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (3,873,991) 02/24/28 (0.45)% 1D OBFR01 Monthly (9,634)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (5,770,240) 02/09/26 (0.30)% 1D OBFR01 Monthly 22,950
Jack Henry & Associates, Inc. ... Citibank NA (606,214) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,322
Japan Steel Works Ltd. (The) .... Citibank NA (644,551) 02/26/26 (0.14)% 1D OBFR01 Monthly 14,165
JD Health International, Inc. ..... Citibank NA (231,754) 02/25/26 (0.30)% 1D OBFR01 Monthly 14,394
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (92,403) 02/11/26 (0.25)% 1D OBFR01 Monthly (6,436)
JD Sports Fashion plc ......... Citibank NA (926,568) 02/26/26 (0.25)% 1D OBFR01 Monthly (7,830)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
52
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
JDE Peet's NV ............. Citibank NA USD (435,627) 02/26/26 (0.26)% 1D OBFR01 Monthly $ 390
Johnson Controls International plc Citibank NA (1,406,171) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,461
Kadokawa Corp. ............ Citibank NA (519,147) 02/26/26 (0.11)% 1D OBFR01 Monthly (25,513)
Kawasaki Heavy Industries Ltd. .. Citibank NA (772,359) 02/26/26 (0.13)% 1D OBFR01 Monthly 56,141
Kering SA ................. Citibank NA (3,712,756) 02/26/26 0.00% 1D OBFR01 Monthly 98,521
KKR & Co., Inc. ............. Citibank NA (3,406,106) 02/24/28 (0.15)% 1D OBFR01 Monthly 101,697
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (206,680) 02/26/26 (0.10)% 1D OBFR01 Monthly (8,288)
Leidos Holdings, Inc. ......... Citibank NA (788,624) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,908
Lennar Corp. ............... Citibank NA (1,032,062) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,454
LG Energy Solution Ltd. ....... Citibank NA (573,255) 02/25/26 (7.00)% 1D OBFR01 Monthly 16,263
Li Auto, Inc. ............... Citibank NA (1,524,969) 02/25/26 (0.28)% 1D OBFR01 Monthly 9,116
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (25) 02/10/26 (0.50)% 1D OBFR01 Monthly 1
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (973,969) 02/10/26 (0.25)% 1D OBFR01 Monthly 20,733
M3, Inc. .................. Citibank NA (1,687,336) 02/26/26 (0.10)% 1D OBFR01 Monthly (42,697)
MatsukiyoCocokara & Co. ...... Citibank NA (752,407) 02/26/26 (0.25)% 1D OBFR01 Monthly 4,460
MEIJI Holdings Co. Ltd. ....... Citibank NA (290,706) 02/26/26 (0.15)% 1D OBFR01 Monthly (9,336)
Meituan .................. Citibank NA (2,653,619) 02/25/26 (0.07)% 1D OBFR01 Monthly (7,423)
Mercari, Inc. ............... JPMorgan Chase Bank NA (95) 02/10/26 (0.25)% 1D OBFR01 Monthly (6)
Mercari, Inc. ............... Citibank NA (956,656) 02/26/26 (0.10)% 1D OBFR01 Monthly (60,788)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (1,215,097) 02/10/26 (0.25)% 1D OBFR01 Monthly (68,043)
MMG Ltd. ................. Citibank NA (1,369,366) 02/25/26 (0.30)% 1D OBFR01 Monthly (4,554)
Molina Healthcare, Inc. ........ Citibank NA (2,455,364) 02/24/28 (0.15)% 1D OBFR01 Monthly (147,910)
Molson Coors Beverage Co. .... Citibank NA (775,616) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,166)
Mosaic Co. (The) ............ Citibank NA (1,820,520) 02/24/28 (0.15)% 1D OBFR01 Monthly 16,613
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (6,466) 02/10/26 (0.85)% 1D OBFR01 Monthly 424
Natura Cosmeticos SA ........ Citibank NA (93,864) 02/24/28 (0.40)% 1D OBFR01 Monthly (2,895)
NEC Corp. ................ Citibank NA (845,495) 02/26/26 (0.14)% 1D OBFR01 Monthly 9,758
Neste OYJ ................ Citibank NA (489,013) 02/26/26 (0.26)% 1D OBFR01 Monthly (14,306)
Nibe Industrier AB ........... Citibank NA (1,002,011) 02/26/26 (0.26)% 1D OBFR01 Monthly (13,646)
Nippon Yusen KK ............ Citibank NA (595,895) 02/26/26 (0.10)% 1D OBFR01 Monthly (22,784)
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (591,194) 02/10/26 (0.17)% 1D OBFR01 Monthly (5,934)
Norfolk Southern Corp. ........ Citibank NA (3,015,260) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,895
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (2,967,847) 02/10/26 (0.25)% 1D OBFR01 Monthly (58,087)
Norwegian Cruise Line Holdings Ltd. Citibank NA (3,031,970) 02/24/28 (0.15)% 1D OBFR01 Monthly 240,430
Novonesis Novozymes B ...... Citibank NA (1,119,969) 02/26/26 (0.26)% 1D OBFR01 Monthly (15,621)
Occidental Petroleum Corp. ..... Citibank NA (1,716,106) 02/24/28 (0.15)% 1D OBFR01 Monthly (36,223)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (753,388) 02/26/26 (0.11)% 1D OBFR01 Monthly (292)
Open Text Corp. ............ Citibank NA (1,214,022) 02/24/28 (0.20)% 1D OBFR01 Monthly 44,016
ORLEN SA ................ Citibank NA (401,735) 02/26/26 (0.50)% 1D OBFR01 Monthly (3,815)
Packaging Corp. of America .... Citibank NA (1,062,700) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,647
Pool Corp. ................ Citibank NA (923,107) 02/24/28 (0.15)% 1D OBFR01 Monthly 12,453
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (566,537) 02/10/26 (8.75)% 1D OBFR01 Monthly 77,179
POSCO Future M Co. Ltd. ...... Citibank NA (377,398) 02/25/26 (7.00)% 1D OBFR01 Monthly 7,620
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (1,276,916) 02/25/26 (0.30)% 1D OBFR01 Monthly (17,540)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (284,077) 02/09/26 (0.25)% 1D OBFR01 Monthly (11,592)
PRIO SA ................. Citibank NA (795,016) 02/24/28 (0.30)% 1D OBFR01 Monthly (48,802)
Quanta Services, Inc. ......... Citibank NA (2,783,517) 02/24/28 (0.15)% 1D OBFR01 Monthly 70,515
Restaurant Brands International, Inc. Citibank NA (3,440,826) 02/24/28 (0.20)% 1D OBFR01 Monthly 103,922
Revvity, Inc. ............... Citibank NA (587,891) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,133
Roche Holding AG ........... Citibank NA (969,158) 02/26/26 (0.22)% 1D OBFR01 Monthly (5,452)
Ryohin Keikaku Co. Ltd. ....... Citibank NA (733,240) 02/26/26 (0.12)% 1D OBFR01 Monthly 53,428
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (559,918) 02/10/26 (0.25)% 1D OBFR01 Monthly (25,911)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (648,602) 02/11/26 (0.26)% 1D OBFR01 Monthly 652
Sasol Ltd. ................. JPMorgan Chase Bank NA (869,311) 02/11/26 (0.40)% 1D OBFR01 Monthly (41,455)
SATS Ltd. ................. JPMorgan Chase Bank NA (186,842) 02/10/26 (0.30)% 1D OBFR01 Monthly (23,317)
SBA Communications Corp. .... Citibank NA (2,046,810) 02/24/28 (0.15)% 1D OBFR01 Monthly (28,887)
SBI Holdings, Inc. ........... Citibank NA (1,341,452) 02/26/26 (0.11)% 1D OBFR01 Monthly (33,439)
Seagate Technology Holdings plc . Citibank NA (779,888) 02/24/28 (0.15)% 1D OBFR01 Monthly 20,362
Seatrium Ltd. .............. JPMorgan Chase Bank NA (394,058) 02/10/26 (0.75)% 1D OBFR01 Monthly (11,674)
Seatrium Ltd. .............. Citibank NA (511,015) 02/25/26 (1.08)% 1D OBFR01 Monthly (8,389)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (160,727) 02/10/26 (0.30)% 1D OBFR01 Monthly (4,287)
Sembcorp Industries Ltd. ...... Citibank NA (422,532) 02/25/26 (0.30)% 1D OBFR01 Monthly (6,130)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
SGH Ltd. ................. JPMorgan Chase Bank NA USD (607,862) 02/10/26 (0.25)% 1D OBFR01 Monthly $ (3,308)
Sharp Corp. ............... JPMorgan Chase Bank NA (375,837) 02/10/26 (0.62)% 1D OBFR01 Monthly 16,754
Sharp Corp. ............... Citibank NA (71,520) 02/26/26 (1.34)% 1D OBFR01 Monthly (1,280)
Shiseido Co. Ltd. ............ Citibank NA (909,247) 02/26/26 (0.10)% 1D OBFR01 Monthly 27,340
SIG Group AG .............. Citibank NA (978,426) 02/26/26 (0.26)% 1D OBFR01 Monthly (76,819)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (185,058) 02/10/26 (0.50)% 1D OBFR01 Monthly (1,365)
Sigma Foods SAB de CV ...... Citibank NA (135,756) 02/24/28 (0.85)% 1D OBFR01 Monthly 3,653
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,221,026) 02/10/26 (0.25)% 1D OBFR01 Monthly (68,952)
Smurfit WestRock plc ......... Citibank NA (3,130,160) 02/24/28 (0.15)% 1D OBFR01 Monthly (47,663)
SoftBank Group Corp. ........ Citibank NA (722,611) 02/26/26 (0.15)% 1D OBFR01 Monthly 4,446
Solventum Corp. ............ Citibank NA (432,738) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,249
SSE plc .................. JPMorgan Chase Bank NA (168,994) 02/11/26 (0.25)% 1D SONIA Monthly (1,284)
Super Micro Computer, Inc. ..... Citibank NA (1,318,580) 02/24/28 (0.15)% 1D OBFR01 Monthly 76,390
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (222,135) 02/11/26 (0.26)% 1D OBFR01 Monthly (10,198)
Swatch Group AG (The) ....... Citibank NA (125,516) 02/26/26 (0.26)% 1D OBFR01 Monthly 1,675
Synopsys, Inc. .............. Citibank NA (2,167,986) 02/24/28 (0.15)% 1D OBFR01 Monthly 51,897
Teledyne Technologies, Inc. ..... Citibank NA (2,440,958) 02/24/28 (0.15)% 1D OBFR01 Monthly 34,909
Teleperformance SE .......... Citibank NA (519,561) 02/26/26 (0.26)% 1D OBFR01 Monthly (344)
Temenos AG (Registered) ...... Citibank NA (1,103,412) 02/26/26 (0.26)% 1D OBFR01 Monthly 5,563
Teradyne, Inc. .............. Citibank NA (487,528) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,048
TOPPAN Holdings, Inc. ........ Citibank NA (665,275) 02/26/26 (0.13)% 1D OBFR01 Monthly 32,096
Tourmaline Oil Corp. .......... Citibank NA (1,024,453) 02/24/28 (0.20)% 1D OBFR01 Monthly (17,242)
Toyota Industries Corp. ........ Citibank NA (1,613,636) 02/26/26 (0.15)% 1D OBFR01 Monthly 3,831
UNITE Group plc (The) ........ Citibank NA (548,036) 02/26/26 (0.25)% 1D OBFR01 Monthly (10,557)
United Rentals, Inc. .......... Citibank NA (517,807) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,698
W R Berkley Corp. ........... Citibank NA (1,137,845) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,621
Willis Towers Watson plc ....... Citibank NA (1,218,578) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,930
Wise plc .................. Citibank NA (403,200) 02/26/26 (0.25)% 1D OBFR01 Monthly 719
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (76,626) 02/10/26 (0.76)% 1D OBFR01 Monthly 6,141
Xinyi Glass Holdings Ltd. ...... Citibank NA (429,356) 02/25/26 (2.00)% 1D OBFR01 Monthly 8,033
XPeng, Inc. ................ Citibank NA (1,830,765) 02/25/26 (0.27)% 1D OBFR01 Monthly (48,256)
Yakult Honsha Co. Ltd. ........ Citibank NA (805,361) 02/26/26 (0.10)% 1D OBFR01 Monthly (13,624)
Zensho Holdings Co. Ltd. ...... Citibank NA (526,932) 02/26/26 (0.11)% 1D OBFR01 Monthly (259)
Zijin Mining Group Co. Ltd. ..... Citibank NA (648,315) 02/25/26 (0.30)% 1D OBFR01 Monthly (10,979)
      Total short positions of equity swaps 132,291
Total long and short position of equity swaps 209,306
Net dividends and financing fees (196,965)
Total equity swap contracts including dividends and financing fees $ 12,341
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .67
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .25
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .30
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
54
Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81%
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .89
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .39
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .77
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 3,355,564 $ (1,546,171) $ 72,809,158 $ (7,893,566) $ —
OTC Swaps ..................................................... 763,747 (232,669) 2,949,325 (6,354,906) —
Options Written ................................................... N/A N/A 3,712,354 (2,363,702) (10,713,416)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,286,825 $ — $ 1,360,077 $ — $ 2,646,902
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,445,343 — — 6,445,343
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 25,960 — 12,717,543 109,892 279,996 — 13,133,391
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,842,194 — — 70,808,695 158,269 72,809,158
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,103,692 2,529,188 — 80,192 — 3,713,072
$ 25,960 $ 2,945,886 $ 16,533,556 $ 6,555,235 $ 72,528,960 $ 158,269 $ 98,747,866
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 133,868 $ — $ 2,190,835 $ — $ 3,676,550 $ — $ 6,001,253
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 6,568,302 — — 6,568,302
Options written
(b)
Options written at value ..................... — 36,963 7,765,291 471,533 2,439,629 — 10,713,416
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 619,280 — — 7,274,286 — 7,893,566
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 611,488 2,432,528 — 3,543,559 — 6,587,575
$ 133,868 $ 1,267,731 $ 12,388,654 $ 7,039,835 $ 16,934,024 $ — $ 37,764,112
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ 362,133 $ — $ 32,486,240 $ — $ (29,898,933) $ — $ 2,949,440
Forward foreign currency exchange contracts .... — — — (5,843,189) — — (5,843,189)
Options purchased
(a)
..................... (318,210) (241,939) (18,699,186) (3,264,897) (5,614,472) — (28,138,704)
Options written ........................ 160,753 20,336 32,651,762 3,005,315 12,307,236 — 48,145,402
Swaps .............................. — (1,641,139) (28,800,223) — 2,854,004 111,916 (27,475,442)
$ 204,676 $ (1,862,742) $ 17,638,593 $ (6,102,771) $ (20,352,165) $ 111,916 $ (10,362,493)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ (133,868) $ — $ (6,973,938) $ — $ (605,786) $ — $ (7,713,592)
Forward foreign currency exchange contracts .... — — — 14,651,874 — — 14,651,874
Options purchased
(b)
..................... (34,876) 21,061 4,892,816 (49,961) 787,394 — 5,616,434
Options written ........................ — 2,730 1,540,400 (11,022) 865,587 — 2,397,695
Swaps .............................. — 711,345 (1,838,759) — 36,140,718 22,032 35,035,336
$ (168,744) $ 735,136 $ (2,379,481) $ 14,590,891 $ 37,187,913 $ 22,032 $ 49,987,747
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 854,356,196
Average notional value of contracts — short ................................................................................. 1,114,862,249
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 517,297,521
Average amounts sold — in USD ........................................................................................ 1,064,572,316
Options
Average value of option contracts purchased ................................................................................ 14,860,839
Average value of option contracts written ................................................................................... 10,604,307
Average notional value of swaption contracts purchased ......................................................................... 309,508,465
Average notional value of swaption contracts written ........................................................................... 1,285,602,745
Credit default swaps
Average notional value — buy protection ................................................................................... 42,861,135
Average notional value — sell protection ................................................................................... 53,505,899
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 624,935,627
Average notional value — receives fixed rate ................................................................................ 3,172,222,899
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 3,974,831
Equity swaps:
Average notional value — long .......................................................................................... 8,338,703
Average notional value — short ......................................................................................... 172,709,783
Total return swaps
Average notional value ............................................................................................... 3,743,262

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
56
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 362,133
Futures contracts .................................................................................... $ 7,245,143 $ —
Forward f oreign currency exchange contracts ................................................................. 6,445,343 6,568,302
Options
(a) (b)
........................................................................................ 13,133,391 10,713,416
Swaps — centrally cleared .............................................................................. — 1,217,931
Swaps — OTC
(c)
..................................................................................... 3,713,072 6,390,610
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 30,536,949 $ 24,890,259
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(19,988,646) (8,983,222)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,548,303 $ 15,907,037
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 324,408 $ (324,408) $ — $ — $ —
Bank of New York Mellon ........................... 147,801 — — — 147,801
Barclays Bank plc ................................ 233,904 (160,690) — — 73,214
BNP Paribas SA ................................. 597,088 (597,088) — — —
Canadian Imperial Bank of Commerce .................. 604,557 (9,066) — — 595,491
Citibank NA ..................................... 2,351,313 (2,221,462) (508) — 129,343
Credit Agricole Corporate & Investment Bank SA ............ 140,181 (20,851) — — 119,330
Deutsche Bank AG ................................ 300,086 (300,086) — — —
Goldman Sachs International ......................... 624,621 (624,621) — — —
HSBC Bank plc .................................. 291,164 (35,526) — — 255,638
JPMorgan Chase Bank NA .......................... 1,086,044 (1,086,044) — — —
Morgan Stanley & Co. International plc .................. 230,780 (230,780) — — —
Nomura International plc ............................ 4,883 (4,883) — — —
Societe Generale SA .............................. 1,588,685 (1,202,932) — (290,000) 95,753
Standard Chartered Bank ........................... 198,594 (198,594) — — —
State Street Bank and Trust Co. ....................... 28,966 (3,116) — — 25,850
Toronto Dominion Bank ............................. 4,984 (4,984) — — —
UBS AG ....................................... 457,483 (92,754) — — 364,729
Wells Fargo Bank NA .............................. 1,332,761 (620,797) — — 711,964
$ 10,548,303 $ (7,738,682) $ (508) $ (290,000) $ 2,519,113

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
57
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 2,331,924 $ (324,408) $ — $ (1,885,000) $ 122,516
Barclays Bank plc ................................ 160,690 (160,690) — — —
BNP Paribas SA ................................. 1,558,401 (597,088) — (955,000) 6,313
Canadian Imperial Bank of Commerce .................. 9,066 (9,066) — — —
Citibank NA ..................................... 2,221,462 (2,221,462) — — —
Credit Agricole Corporate & Investment Bank SA ............ 20,851 (20,851) — — —
Deutsche Bank AG ................................ 2,443,503 (300,086) — — 2,143,417
Goldman Sachs International ......................... 1,676,161 (624,621) — (882,000) 169,540
HSBC Bank plc .................................. 35,526 (35,526) — — —
JPMorgan Chase Bank NA .......................... 1,911,885 (1,086,044) — (767,000) 58,841
Morgan Stanley & Co. International plc .................. 715,998 (230,780) — — 485,218
Natwest Markets plc ............................... 10,856 — — — 10,856
Nomura International plc ............................ 402,302 (4,883) — (397,419) —
Societe Generale SA .............................. 1,202,932 (1,202,932) — — —
Standard Chartered Bank ........................... 463,966 (198,594) — — 265,372
State Street Bank and Trust Co. ....................... 3,116 (3,116) — — —
Toronto Dominion Bank ............................. 24,847 (4,984) — — 19,863
UBS AG ....................................... 92,754 (92,754) — — —
Wells Fargo Bank NA .............................. 620,797 (620,797) — — —
$ 15,907,037 $ (7,738,682) $ — $ (4,886,419) $ 3,281,936
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 13,151,536 $ — $ 13,151,536
Ireland .............................................. — 21,730,282 — 21,730,282
United Kingdom ........................................ — 991,579 — 991,579
United States .......................................... — 64,986,537 5,834,698 70,821,235
Common Stocks
Australia ............................................. — 17,287,440 51 17,287,491
Austria .............................................. — 89,559 — 89,559
Belgium ............................................. — 2,023,846 — 2,023,846
Brazil ............................................... 3,567,391 3,096,207 — 6,663,598
Canada ............................................. 48,954,309 — — 48,954,309
Cayman Islands ........................................ — — 362,211 362,211
Chile ............................................... — — 31,257 31,257
China ............................................... 4,220,325 45,275,942 — 49,496,267
Colombia ............................................ 259,274 — — 259,274
Czech Republic ........................................ — 336,403 — 336,403
Denmark ............................................. 315,595 12,537,138 — 12,852,733
Egypt ............................................... — 119,035 — 119,035
Finland .............................................. — 2,226,652 — 2,226,652
France .............................................. — 91,195,440 — 91,195,440
Georgia ............................................. — 375,284 — 375,284

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
58
Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 23,743,474 $ — $ 23,743,474
Greece .............................................. 865,216 240,501 — 1,105,717
Hong Kong ........................................... — 3,056,688 — 3,056,688
Hungary ............................................. — 629,728 — 629,728
India ............................................... — 4,307,537 — 4,307,537
Indonesia ............................................ — 1,124,086 — 1,124,086
Ireland .............................................. 3,062,376 — — 3,062,376
Israel ............................................... 1,845,073 — 5,945 1,851,018
Italy ................................................ — 50,968,484 — 50,968,484
Japan ............................................... 730,924 64,841,289 — 65,572,213
Jersey, Channel Islands ................................... 710,985 — — 710,985
Kazakhstan ........................................... 302,207 219,996 — 522,203
Luxembourg .......................................... — 34,237 — 34,237
Macau .............................................. — 980,168 — 980,168
Malaysia ............................................. — 404,296 — 404,296
Mexico .............................................. 2,838,967 3,160,260 — 5,999,227
Netherlands ........................................... 484,419 43,081,689 — 43,566,108
Norway .............................................. — 1,151,878 — 1,151,878
Philippines ........................................... 165,204 344,570 — 509,774
Poland .............................................. — 3,072,919 — 3,072,919
Portugal ............................................. — 254,026 — 254,026
Republic of Turkiye ...................................... 585,640 1,193,421 — 1,779,061
Romania ............................................. — 223,722 — 223,722
Saudi Arabia .......................................... 207,192 2,112,146 — 2,319,338
Singapore ............................................ 33,423 1,314,412 — 1,347,835
South Africa ........................................... 604,222 5,280,978 — 5,885,200
South Korea .......................................... 1,100,065 16,147,670 — 17,247,735
Spain ............................................... — 12,230,231 — 12,230,231
Sweden ............................................. — 5,543,312 — 5,543,312
Switzerland ........................................... 1,128,222 13,114,777 — 14,242,999
Taiwan .............................................. — 54,658,213 — 54,658,213
Thailand ............................................. — 810,772 — 810,772
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 3,432,714 90,808,950 — 94,241,664
United States .......................................... 1,762,647,467 13,579,065 41,081,827 1,817,308,359
Zambia .............................................. 280,769 — — 280,769
Corporate Bonds
Argentina ............................................ — 116,573 — 116,573
Australia ............................................. — 1,396,652 5,584,713 6,981,365
Austria .............................................. — 1,229,700 — 1,229,700
Belgium ............................................. — 1,391,976 — 1,391,976
Brazil ............................................... — 1,055,445 — 1,055,445
Canada ............................................. — 17,445,699 — 17,445,699
Chile ............................................... — 714,965 — 714,965
China ............................................... — 1,844,017 — 1,844,017
Colombia ............................................ — 601,626 — 601,626
Costa Rica ........................................... — 215,915 — 215,915
Czech Republic ........................................ — 2,273,166 — 2,273,166
Denmark ............................................. — 170,181 — 170,181
Finland .............................................. — 1,218,851 — 1,218,851
France .............................................. — 19,894,356 2,012,532 21,906,888
Germany ............................................ — 25,713,058 3,218,932 28,931,990
Greece .............................................. — 1,310,022 — 1,310,022
Hong Kong ........................................... — 320,576 — 320,576
India ............................................... — 1,267,633 1 1,267,634
Indonesia ............................................ — 450,880 — 450,880
Ireland .............................................. — 2,666,746 — 2,666,746
Israel ............................................... — 2,096,374 — 2,096,374
Italy ................................................ — 19,256,488 2,087,068 21,343,556
Japan ............................................... — 7,078,771 — 7,078,771
Jersey, Channel Islands ................................... — 2,005,153 — 2,005,153
Kuwait .............................................. — 266,583 — 266,583
Luxembourg .......................................... — 15,542,647 — 15,542,647
Macau .............................................. — 321,548 — 321,548
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
59
Level 1 Level 2 Level 3 Total
Malaysia ............................................. $ — $ 806,652 $ — $ 806,652
Mauritius ............................................. — 4,400,000 6,349,553 10,749,553
Mexico .............................................. — 8,508,820 — 8,508,820
Netherlands ........................................... — 9,151,430 — 9,151,430
Peru ................................................ — 221,095 — 221,095
Portugal ............................................. — 723,547 — 723,547
Republic of Turkiye ...................................... — 212,104 — 212,104
Saudi Arabia .......................................... — 295,638 — 295,638
Singapore ............................................ — — 2,037,839 2,037,839
Slovenia ............................................. — 1,514,736 — 1,514,736
South Africa ........................................... — 987,390 — 987,390
South Korea .......................................... — 972,311 — 972,311
Spain ............................................... — 6,641,514 — 6,641,514
Sweden ............................................. — 5,104,438 — 5,104,438
Switzerland ........................................... — 1,684,647 — 1,684,647
Thailand ............................................. — 486,426 — 486,426
Ukraine ............................................. — 690,671 — 690,671
United Arab Emirates .................................... — 308,898 — 308,898
United Kingdom ........................................ — 41,578,475 1,940,413 43,518,888
United States .......................................... — 143,670,390 39,464,520 183,134,910
Uzbekistan ........................................... — 213,125 — 213,125
Zambia .............................................. — 922,428 — 922,428
Fixed Rate Loan Interests
France .............................................. — 1,517,390 — 1,517,390
United States .......................................... — 430,147 4,229,688 4,659,835
Floating Rate Loan Interests
Canada ............................................. — 2,231,468 — 2,231,468
Finland .............................................. — 1,777,550 — 1,777,550
France .............................................. — 7,274,400 — 7,274,400
Germany ............................................ — 7,576,949 1,171,157 8,748,106
Ireland .............................................. — 1,683,168 — 1,683,168
Jersey, Channel Islands ................................... — — 3,640,457 3,640,457
Luxembourg .......................................... — 15,238,443 2,364,970 17,603,413
Netherlands ........................................... — 20,491,630 787,384 21,279,014
New Zealand .......................................... — — 2,170,199 2,170,199
Norway .............................................. — 1,205,167 — 1,205,167
Spain ............................................... — 3,765,643 — 3,765,643
Sweden ............................................. — 5,189,897 — 5,189,897
United Kingdom ........................................ — 26,277,002 10,122,236 36,399,238
United States .......................................... — 47,570,464 11,614,917 59,185,381
Foreign Agency Obligations ................................. — 3,184,823 — 3,184,823
Foreign Government Obligations .............................. — 139,528,284 — 139,528,284
Investment Companies .................................... 126,108,905 — — 126,108,905
Municipal Bonds ......................................... — 2,172,767 — 2,172,767
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 926,518 — 926,518
United States .......................................... — 63,425,809 11,906,098 75,331,907
Preferred Securities
Brazil ............................................... 8,561 3,995,653 4,461,156 8,465,370
China ............................................... — — 21,247,154 21,247,154
France .............................................. — 1,894,320 — 1,894,320
Germany ............................................ — 1,822,293 — 1,822,293
India ............................................... — — — —
Italy ................................................ — 978,552 — 978,552
Luxembourg .......................................... — 761,412 — 761,412
Netherlands ........................................... — 508,506 — 508,506
Sweden ............................................. — — — —
Switzerland ........................................... — 485,452 — 485,452
United Kingdom ........................................ — 1,595,563 1,636,743 3,232,306
United States .......................................... 4,993,542 1,648,802 106,756,189 113,398,533
Rights ................................................ — — 32,667 32,667
U.S. Government Sponsored Agency Securities .................... — 30,501,777 — 30,501,777
Warrants .............................................. 7,807 2,365 1,997,898 2,008,070
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
60
Level 1 Level 2 Level 3 Total
Short-Term Securities
Foreign Government Obligations .............................. $ — $ 5,129,506 $ — $ 5,129,506
Money Market Funds ...................................... 241,241,709 — — 241,241,709
Options Purchased
Commodity contracts ...................................... 25,960 — — 25,960
Equity contracts .......................................... 5,779,942 6,937,601 — 12,717,543
Foreign currency exchange contracts ........................... — 109,892 — 109,892
Interest rate contracts ...................................... — 279,996 — 279,996
Unfunded Floating Rate Loan Interests
(a)
........................... — — 4,660 4,660
$ 2,216,508,405 $ 1,459,135,920 $ 294,155,137 $ 3,969,799,462
Investments valued at NAV
(b)
...................................... 7,781,991
$ 3,977,581,453
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,182,139 $ — $ 2,182,139
Equity contracts ........................................... 1,268,910 2,547,103 — 3,816,013
Foreign currency exchange contracts ............................ — 6,445,343 — 6,445,343
Interest rate contracts ....................................... 1,360,077 70,888,887 — 72,248,964
Other contracts ........................................... — 158,269 — 158,269
Liabilities
Commodity contracts ....................................... (133,868) — — (133,868)
Credit contracts ........................................... — (1,035,062) — (1,035,062)
Equity contracts ........................................... (6,313,433) (6,075,221) — (12,388,654)
Foreign currency exchange contracts ............................ — (7,039,835) — (7,039,835)
Interest rate contracts ....................................... (3,676,550) (13,257,474) — (16,934,024)
$ (7,494,864) $ 54,814,149 $ — $ 47,319,285
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2024 .................... $ 5,588,774 $ 32,725,808 $ 71,271,123 $ 5,395,487 $ 51,780,374 $ 10,505,412 $ 102,500,034 $ — $ — $ 1,275,745 $ 281,042,757
Transfers into Level 3 ........... — — — — 414,054 — — — — 769,104 1,183,158
Transfers out of Level 3 .......... — — — — (1,612,000) — — — — — (1,612,000)
Other
(a)
..................... — (128,066) — — — — 128,066 — — — —
Accrued discounts/premiums ....... — — 303,929 — 31,900 132,695 — — — — 468,524
Net realized gain (loss) .......... — — (30,266) — (267,426) — 314,153 — — 1,731 18,192
Net change in unrealized appreciation
(depreciation)
(b) (c)
............ 245,924 (598,189) (6,161,709) 49,592 776,257 10,120 42,938,395 — 4,660 (46,951) 37,218,099
Purchases ................... — 19,869,904 27,534,234 — 14,790,702 5,147,920 11,393,790 32,667 — — 78,769,217
Sales ...................... — (10,388,162) (30,221,740) (1,215,391) (34,042,541) (3,890,049) (23,173,196) — — (1,731) (102,932,810)
Closing balance, as of December 31,
2025 ....................
$ 5,834,698 $ 41,481,295 $ 62,695,571 $ 4,229,688 $ 31,871,320 $ 11,906,098 $ 134,101,242 $ 32,667 $ 4,660 $ 1,997,898 $ 294,155,137
Net change in unrealized appreciation
(depreciation) on investments still
held at December 31, 2025
(c)
.....
$ 245,924 $ (598,185) $ (6,161,709) $ 49,592 $ 580,069 $ 10,120 $ 42,938,395 $ — $ 4,660 $ (46,951) $ 37,021,915
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
61
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation V.I. Fund
62
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $51,202,530 as of December 31, 2025.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $19,335,011.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,834,698 Income Discount Rate 7% —
Common Stocks ............................. 41,449,983 Market Revenue Multiple 0.90x – 7.50x 3.43x
Volatility 45% – 80% 65%
Time to Exit 0.4 – 5.0 years 2.0 years
EBITDA Multiple 42.67x —
Gross Profit Multiple 7.25x —
Discount for Lack of
Marketability 6% —
Risk Free Rate 4% —
Income Discount Rate 15% —
Corporate Bonds ............................. 62,695,569 Income Discount Rate 7% – 47% 13%
Estimated
Recovery Value 29% —
Market Time to Exit 0.6 – 1.0 years 0.8 years
Volatility 60% – 60% 60%
Direct Profit Multiple 2.00x —
Fixed Rate Loan Interests ....................... 4,229,688 Income Discount Rate 11% —
Floating Rate Loan Interests ...................... 22,061,579 Income Discount Rate 4% – 21% 10%
Non-Agency Mortgage-Backed Securities .............. 2,782,089 Income Discount Rate 8% —
Preferred Stocks
(b)
............................ 133,735,983 Market Revenue Multiple 1.00x – 52.50x 20.52x
EBITDAR Multiple 8.25x —
Volatility 40% – 90% 67%
Time to Exit 1.0 – 4.0 years 2.7 years
Market Adjustment
Multiple 0.20x – 0.85x 0.83x
Gross Profit Multiple 13.50x —
Income Discount Rate 10% – 15% 12%
Rights .................................... 32,667 Income Discount Rate 4% —
Warrants .................................. 1,997,870 Market Revenue Multiple 3.15x – 8.75x 8.06x
Volatility 55% – 70% 61%
Time to Exit 0.4 – 5.2 years 4.1 years
Discount for Lack of
Marketability 6% —
$ 274,820,126

Consolidated Statement of Assets and Liabilities
December 31, 2025
63
Consolidated Statement of Assets and Liabilities
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,715,506,477
Investments, at value — affiliated
(c)
.......................................................................................... 262,070,316
Cash ............................................................................................................. 2,703,157
Cash held for investments sold short ......................................................................................... 2,685,668
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 10,128,000
Futures contracts .................................................................................................... 35,692,000
Centrally cleared swaps ................................................................................................ 46,175,000
Foreign currency, at value
(d)
............................................................................................... 14,997,234
Receivables: –
Investments sold .................................................................................................... 10,269,898
Securities lending income — affiliated ...................................................................................... 22,852
Capital shares sold ................................................................................................... 290,666
Foreign withholding tax claims 23,414
Dividends — unaffiliated ............................................................................................... 3,089,323
Dividends — affiliated ................................................................................................. 514,383
Interest — unaffiliated ................................................................................................. 11,213,409
Variation margin on futures contracts ....................................................................................... 7,245,143
Swap premiums paid ................................................................................................... 763,747
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,445,343
OTC swaps ........................................................................................................ 2,949,325
Unfunded floating rate loan interests ....................................................................................... 4,660
Prepaid e xpenses ..................................................................................................... 38,150
Other assets ......................................................................................................... 53,424
Total a ssets .........................................................................................................
4,132,881,589
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 290,000
Collateral on securities loaned ............................................................................................. 61,236,379
Options written, at value
(e)
................................................................................................ 10,713,416
Payables: –
Investments purchased ................................................................................................ 42,349,139
Swaps   .......................................................................................................... 4,680,655
Capital shares redeemed ............................................................................................... 2,106,142
Deferred foreign capital gain tax .......................................................................................... 6,844
Distribution fees ..................................................................................................... 737,781
Interest expense .................................................................................................... 2,375
Investment advisory fees .............................................................................................. 2,179,968
Directors' and Officer's fees ............................................................................................. 2,138
Professional fees .................................................................................................... 69,025
Variation margin on centrally cleared swaps .................................................................................. 1,217,931
Other accrued expenses ............................................................................................... 2,925,073
Swap premiums received ................................................................................................ 232,669
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,568,302
OTC swaps ........................................................................................................ 6,354,906
Total li abilities ........................................................................................................
141,672,743
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,991,208,846

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
64
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,647,103,803
Accumulated earnings .................................................................................................. 344,105,043
NET ASSETS ........................................................................................................
$ 3,991,208,846
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,387,052,176
(b)
  Securities loaned, at value ...................................................................................... $ 58,327,700
(c)
  Investments, at cost — affiliated ................................................................................... $ 296,894,197
(d)
  Foreign currency, at cost ....................................................................................... $ 14,997,855
(e)
  Premiums received ........................................................................................... $ 12,062,068

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2025
65
Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 740,122,840
Shares outstanding ...................................................................................................
41,965,614
Net asset value .....................................................................................................
$ 17.64
Shares authorized ...................................................................................................
400 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 232,313,858
Shares outstanding ...................................................................................................
13,286,357
Net asset value .....................................................................................................
$ 17.49
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,018,772,148
Shares outstanding ...................................................................................................
226,306,176
Net asset value .....................................................................................................
$ 13.34
Shares authorized ...................................................................................................
1.5 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
66
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 41,968,999
Dividends — affiliated ................................................................................................. 6,950,646
Interest — unaffiliated ................................................................................................. 72,398,973
Interest — affiliated .................................................................................................. 80
Securities lending income — affiliated — net ................................................................................. 366,579
Payment-in-kind interest — unaffiliated ..................................................................................... 1,473,401
Foreign taxes withheld ................................................................................................ (1,974,727)
Foreign withholding tax claims ........................................................................................... 123,187
Total investment income .................................................................................................
121,307,138
EXPENSES
Investment advisory .................................................................................................. 26,544,272
Distribution — class specific ............................................................................................ 8,176,866
Transfer agent — class specific .......................................................................................... 7,466,542
Accounting services .................................................................................................. 436,448
Custodian ......................................................................................................... 200,994
Professional ....................................................................................................... 134,686
Directors and Officer ................................................................................................. 37,701
Printing and postage ................................................................................................. 608
Miscellaneous ...................................................................................................... 225,486
Total expenses excluding interest expense .....................................................................................
43,223,603
Interest expense .................................................................................................... 72,500
Total expenses .......................................................................................................
43,296,103
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (245,899)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (4,607,892)
Total expenses after fees waived and/or reimbursed ..............................................................................
38,442,312
Net investment income ..................................................................................................
82,864,826
REALIZED AND UNREALIZED GAIN (LOSS) $ 646,437,211
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 456,825,027
Investments — affiliated ............................................................................................. 698,377
Forward foreign currency exchange contracts ............................................................................... (5,843,189)
Foreign currency transactions ......................................................................................... (3,061,591)
Futures contracts .................................................................................................. 2,949,440
Options written ................................................................................................... 48,145,402
Swaps ......................................................................................................... (27,475,442)
A
472,238,024
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 130,481,958
Investments — affiliated ............................................................................................. 680,521
Forward foreign currency exchange contracts ............................................................................... 14,651,874
Foreign currency translations .......................................................................................... (1,339,265)
Futures contracts .................................................................................................. (7,713,592)
Options written ................................................................................................... 2,397,695
Swaps ......................................................................................................... 35,035,336
Unfunded floating rate loan interests ..................................................................................... 4,660
A
174,199,187
Net realized and unrealized gain ...........................................................................................
646,437,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 729,302,037
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (73,630)
(b)
Net of reduction in deferred foreign capital gain tax of ............................................................................ $ 33,339

Consolidated Statements of Changes in Net Assets
67
Consolidated Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 82,864,826  $ 104,740,718
Net realized gain .................................................................................. 472,238,024  303,366,604
Net change in unrealized appreciation (depreciation) .......................................................... 174,199,187  (18,624,404)
Net increase in net assets resulting from operations ............................................................. 729,302,037  389,482,918
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (80,255,218) (56,833,571)
Class II ....................................................................................... (24,865,261) (15,016,735)
Class III ....................................................................................... (413,705,176) (301,164,771)
Decrease in net assets resulting from distributions to shareholders ................................................... (518,825,655) (373,015,077)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (357,836,533) (374,887,257)
NET ASSETS
Total decrease in net assets ............................................................................ (147,360,151) (358,419,416)
Beginning of year .................................................................................... 4,138,568,997  4,496,988,413
End of year ........................................................................................
$ 3,991,208,846  $ 4,138,568,997
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
68
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ...........................
$ 16.48  $ 16.31  $ 14.77  $ 17.79  $ 19.49
Net investment income
(a)
.................................
0 .40  0 .44  0 .42  0 .25  0 .25
Net realized and unrealized gain (loss) ........................
2 .87  1 .08  1 .48  ( 3 .08 ) 1 .05
Net increase (decrease) from investment operations ................ 3.27  1.52  1.90  (2.83) 1.30
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .64 ) ( 0 .15 ) ( 0 .36 ) —  ( 0 .17 )
From net realized gain ................................... ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions ........................................ (2.11) (1.35) (0.36) (0.19) (3.00)
Net asset value, end of year ............................... $ 17.64  $ 16.48  $ 16.31  $ 14.77  $ 17.79
Total Return
(c)
Based on net asset value .................................. 19.80% 9.23% 12.83%
(d)
(15.86)% 6.67%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
0.78% 0.84% 0.78% 0.79% 0.82%
Total expenses after fees waived and/or reimbursed ................
0.74% 0.75% 0.75% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ...................
0.74% 0.75% 0.73% 0.72% 0.73%
Net investment income ...................................
2.23% 2.57% 2.73% 1.59% 1.23%
Supplemental Data
Net assets, end of year (000) ................................ $ 740,123  $ 727,553  $ 892,706  $ 859,808  $ 1,606,132
Portfolio turnover rate
(f)
.................................... 119%
(g)
154%
(g)
215%
(g)
110%
(h)
133%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
112% 136% 154% 102% 123%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
69
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ...........................
$ 16.36  $ 16.20  $ 14.67  $ 17.71  $ 19.41
Net investment income
(a)
.................................
0 .37  0 .41  0 .40  0 .22  0 .22
Net realized and unrealized gain (loss) ........................
2 .84  1 .07  1 .46  ( 3 .07 ) 1 .05
Net increase (decrease) from investment operations ................ 3.21  1.48  1.86  (2.85) 1.27
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .61 ) ( 0 .12 ) ( 0 .33 ) —  ( 0 .14 )
From net realized gain ................................... ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions ........................................ (2.08) (1.32) (0.33) (0.19) (2.97)
Net asset value, end of year ............................... $ 17.49  $ 16.36  $ 16.20  $ 14.67  $ 17.71
Total Return
(c)
Based on net asset value .................................. 19.60% 9.09% 12.67%
(d)
(16.04)% 6.55%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.03% 1.05% 1.04% 1.04% 1.02%
Total expenses after fees waived and/or reimbursed ................
0.89% 0.90% 0.91% 0.90% 0.88%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ...................
0.89% 0.90% 0.89% 0.89% 0.88%
Net investment income ...................................
2.07% 2.41% 2.57% 1.44% 1.07%
Supplemental Data
Net assets, end of year (000) ................................ $ 232,314  $ 199,675  $ 196,730  $ 196,732  $ 255,542
Portfolio turnover rate
(f)
.................................... 119%
(g)
154%
(g)
215%
(g)
110%
(h)
133%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
112% 136% 154% 102% 123%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
70
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ...........................
$ 12.90  $ 13.03  $ 11.87  $ 14.38  $ 16.29
Net investment income
(a)
.................................
0 .28  0 .32  0 .31  0 .17  0 .17
Net realized and unrealized gain (loss) ........................
2 .23  0 .86  1 .17  ( 2 .49 ) 0 .87
Net increase (decrease) from investment operations ................ 2.51  1.18  1.48  (2.32) 1.04
Distributions
(b)
– – – – –
From net investment income .............................. ( 0 .60 ) ( 0 .11 ) ( 0 .32 ) —  ( 0 .12 )
From net realized gain ................................... ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions ........................................ (2.07) (1.31) (0.32) (0.19) (2.95)
Net asset value, end of year ............................... $ 13.34  $ 12.90  $ 13.03  $ 11.87  $ 14.38
Total Return
(c)
Based on net asset value .................................. 19.42% 9.01% 12.49%
(d)
(16.07)% 6.42%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.13% 1.14% 1.13% 1.13% 1.12%
Total expenses after fees waived and/or reimbursed ................
0.99% 1.00% 1.01% 1.00% 0.98%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ...................
0.99% 1.00% 0.99% 0.99% 0.98%
Net investment income ...................................
1.98% 2.31% 2.47% 1.33% 0.99%
Supplemental Data
Net assets, end of year (000) ................................ $ 3,018,772  $ 3,211,341  $ 3,407,552  $ 3,437,102  $ 5,676,492
Portfolio turnover rate
(f)
.................................... 119%
(g)
154%
(g)
215%
(g)
110%
(h)
133%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
112% 136% 154% 102% 123%

Notes to Consolidated Financial Statements
71
Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $106,420,370, which is 2.7% of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the  Consolidated Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
72
any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's consolidated financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction.
The Fund’s adoption of the new standard did not have a material impact on  consolidated financial statement disclosures and did not affect the Fund’s consolidated financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Consolidated Financial Statements
(continued)
73
Notes to Consolidated Financial Statements
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
74
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2025, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Notes to Consolidated Financial Statements
(continued)
75
Notes to Consolidated Financial Statements
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund
Peninsula Pacific Entertainment LLC, Delayed Draw Facility 1st
Lien Term Loan B ................................. $ 372,785 $ 369,057 $ 373,717 $ 4,660
$ 4,660

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
76
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2025 ,  Fund had outstanding commitments of $10,611,473. These commitments are not included in the net assets of the Fund as of December 31, 2025 .
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Consolidated Financial Statements
(continued)
77
Notes to Consolidated Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 859,914 $ (859,914) $ — $ —
BofA Securities, Inc. ............................... 386,988 (386,988) — —
Citigroup Global Markets, Inc. ........................ 8,115,862 (8,115,862) — —
Goldman Sachs & Co. LLC .......................... 21,520,987 (21,520,987) — —
J.P. Morgan Securities LLC .......................... 3,601,607 (3,601,607) — —
Jefferies LLC .................................... 5,525,622 (5,525,622) — —
Morgan Stanley .................................. 16,168,740 (16,168,740) — —
National Financial Services LLC ....................... 2,147,980 (2,147,980) — —
$ 58,327,700 $ (58,327,700) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
78
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of
future
payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of

Notes to Consolidated Financial Statements
(continued)
79
Notes to Consolidated Financial Statements
corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
80
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 111,329 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in (i) affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 318,985
Class III ......................................................................................................... 7,857,881
$ 8,176,866
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 769,416 $ 423,032 $ 6,274,094 $ 7,466,542

Notes to Consolidated Financial Statements
(continued)
81
Notes to Consolidated Financial Statements
of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For
the year ended December 31, 2025, the Manager waived $134,570 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended December 31, 2025, the Fund paid BIM $85,422 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Consolidated Statement of Operations.
Class I ................................................................................................................
0 .07%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 259,866
Class II ...................................................................................................... 274,170
Class III ...................................................................................................... 4,073,856
$ 4,607,892
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
82
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, and excluding short-term securities, were as follows:
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were $290,072,173 and $290,148,592, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and net losses derived from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, foreign currency exchange contracts and options contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions, the classification of investments, investment in a wholly owned subsidiary, corporate action basis adjustments and dividends deemed recognized for tax purposes.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 332,840,907 $ 353,536,170 $ 4,304,167,693 $ 5,104,778,315
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Global Allocation V.I. Fund ............................................................. $ 6,852,215 $ (6,852,215)
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Global Allocation V.I. Fund
Ordinary income ...................................................................................... $ 451,805,150 $ 373,015,077
Long-term capital gains ................................................................................. 67,020,505 —
$ 518,825,655 $ 373,015,077
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Qualified Late-Year
Capital Losses
(b)
Total
BlackRock Global Allocation V.I. Fund ............................................ $ 141,812,566 $ 240,983,769 $ (38,691,292) $ 344,105,043
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 3,715,515,985 $ 563,826,746 $ (245,399,574) $ 318,427,172

Notes to Consolidated Financial Statements
(continued)
83
Notes to Consolidated Financial Statements
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
84
obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
1,463,998 $ 25,222,628 1,271,193 $ 21,973,831
Shares issued in reinvestment of distributions ........................
4,329,238 77,023,711 3,253,526 54,312,402
Shares redeemed .........................................
(7,964,347) (140,787,616) (15,115,844) (265,446,008)
(2,171,111) $ (38,541,277) (10,591,125) $ (189,159,775)
Class II
Shares sold .............................................
1,054,970 $ 18,961,314 1,975,342 $ 34,140,085
Shares issued in reinvestment of distributions ........................
1,409,528 24,865,261 906,972 15,016,735
Shares redeemed .........................................
(1,382,877) (24,526,247) (2,820,695) (48,473,967)
1,081,621 $ 19,300,328 61,619 $ 682,853
Class III
Shares sold .............................................
6,533,671 $ 91,708,086 4,583,565 $ 63,382,693
Shares issued in reinvestment of distributions ........................
30,678,252 413,705,176 23,028,937 301,164,736
Shares redeemed .........................................
(59,926,110) (844,008,846) (40,094,233) (550,957,764)
(22,714,187) $ (338,595,584) (12,481,731) $ (186,410,335)
(23,803,677) $ (357,836,533) (23,011,237) $ (374,887,257)

Report of Independent Registered Public Accounting Firm
85
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund and subsidiary of BlackRock Variable Series
Funds, Inc. (the “Fund”), including the consolidated schedule of investments, as of December 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Consolidated Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
86
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIPS Treasury Inflation Protected Securities
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Government Money Market V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.02%),
3.73% , 02/27/26 ................. USD 800 $ 800,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/24/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/26/26 ................. 395 395,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/15/26 ................. 2,000 1,999,913
(US Treasury 3 Month Bill Money Market Yield
at 0.00% Floor + 0.27%), 3.87% , 10/16/26 1,100 1,100,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 10/20/26 ................. 1,210 1,210,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 11/06/26 ................. 350 350,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 11/19/26 ................. 70 70,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 12/23/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 01/20/27 ................. 515 515,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.80% , 01/27/27 ................. 179 179,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.79% , 02/01/27 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.77% , 03/26/27 ................. 185 185,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 04/19/27 ................. 80 80,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 05/24/27 ................. 240 240,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.82% , 11/19/27 ................. 185 185,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.79% , 11/23/27 ................. 55 55,000
Federal Home Loan Bank Bonds
3.75% , 02/26/26 ................... 1,950 1,948,980
3.50% , 01/11/27 ................... 1,285 1,282,871
Federal Home Loan Bank Discount Notes
(b)
3.56% , 01/02/26 ................... 980 979,895
3.59% , 02/03/26 ................... 384 382,609
3.59% , 02/13/26 ................... 221 219,997
3.59% , 03/03/26 ................... 870 864,722
3.59% , 03/12/26 ................... 1,335 1,325,733
3.63% , 04/17/26 ................... 840 831,220
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 01/13/26 ................. 945 945,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 02/17/26 ................. 240 240,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 03/20/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 04/07/26 ................. 400 400,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 04/17/26 ................. 220 220,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 04/17/26 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 04/20/26 ................. 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 05/05/26 ................. 430 430,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 05/20/26 ................. 200 200,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 05/28/26 ................. USD 200 $ 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 06/02/26 ................. 430 430,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 06/04/26 ................. 400 400,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.72% , 06/18/26 ................. 440 440,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/22/26 ................. 660 660,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/23/26 ................. 480 480,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/25/26 ................. 220 220,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/26/26 ................. 1,095 1,095,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 06/30/26 ................. 230 230,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.80% , 07/02/26 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.73% , 07/17/26 ................. 440 440,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 07/21/26 ................. 640 640,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 07/22/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 07/24/26 ................. 440 440,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/19/26 ................. 220 220,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/21/26 ................. 1,540 1,540,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/24/26 ................. 220 220,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.75% , 01/04/27 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.80% , 02/25/27 ................. 485 485,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 03/18/27 ................. 515 515,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.77% , 03/25/27 ................. 400 400,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 09/23/26 ................. 700 700,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/16/26 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.83% , 05/05/27 ................. 300 300,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
3.83% , 07/29/26 ................. 2,240 2,240,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 08/21/26 ................. 850 850,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/23/26 ................. 775 775,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 11/20/26 ................. 1,300 1,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 12/11/26 ................. 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 19.6%
(Cost: $ 37,354,940 ) ............................... 37,354,940

Schedule of Investments
(continued)
December 31, 2025
BlackRock Government Money Market V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.11% , 01/02/26 ................... USD 1,920 $ 1,919,781
3.23% , 01/20/26 ................... 109 108,780
3.28% , 01/22/26 ................... 395 394,106
3.33% , 01/29/26 ................... 400 398,718
3.36% , 02/03/26 ................... 3,108 3,097,229
3.40% , 02/05/26 ................... 2,576 2,566,032
3.43% , 02/10/26 ................... 2,243 2,233,944
3.48% , 02/12/26 ................... 3,088 3,074,020
3.45% , 02/17/26 ................... 5,027 5,003,464
3.48% , 02/19/26 ................... 302 300,450
3.47% , 02/24/26 ................... 773 768,669
3.53% , 02/26/26 ................... 1,463 1,454,129
3.51% , 03/03/26 ................... 100 99,444
3.49% , 03/05/26 ................... 6,069 6,028,168
3.45% , 03/10/26 ................... 2,229 2,213,136
3.52% , 03/12/26 ................... 527 523,260
3.48% , 03/17/26 ................... 67 66,474
3.51% , 03/19/26 ................... 2,314 2,295,718
3.51% , 03/24/26 ................... 547 542,337
3.52% , 03/31/26 ................... 1,930 1,912,155
3.56% , 04/02/26 ................... 800 792,493
3.53% , 04/07/26 ................... 1,005 995,298
3.57% , 04/09/26 ................... 1,183 1,171,095
3.54% , 04/16/26 ................... 2,300 2,275,284
3.55% , 04/21/26 ................... 840 830,914
3.56% , 04/23/26 ................... 1,985 1,962,397
3.56% , 04/30/26 ................... 3,526 3,483,574
3.55% , 05/28/26 ................... 2,956 2,911,763
3.54% , 06/04/26 ................... 3,985 3,923,034
3.54% , 06/11/26 ................... 1,783 1,752,168
3.56% , 06/18/26 ................... 870 855,810
3.56% , 06/25/26 ................... 3,367 3,309,962
3.58% , 07/02/26 ................... 155 152,272
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.48% , 08/06/26 ................... USD 184 $ 179,832
3.45% , 09/03/26 ................... 3,642 3,551,284
3.46% , 12/24/26 ................... 2,753 2,660,440
U.S. Treasury Notes
0.50% , 02/28/26 ................... 100 99,430
4.63% , 02/28/26 ................... 200 200,155
2.38% , 04/30/26 ................... 110 109,397
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.75% , 04/30/26
(a)
................ 600 599,997
1.63% , 05/15/26 ................... 340 337,075
0.88% , 06/30/26 ................... 90 88,562
4.63% , 06/30/26 ................... 670 671,509
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.81% , 10/31/26
(a)
................ 1,420 1,420,000
4.13% , 10/31/26 ................... 91 91,291
4.25% , 11/30/26 ................... 67 67,345
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.70% , 01/31/27
(a)
................ 5,485 5,485,000
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.76% , 07/31/27
(a)
................ 1,571 1,570,094
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.79% , 10/31/27
(a)
................ 1,917 1,917,968
Total U.S. Treasury Obligations — 41 .3%
(Cost: $ 78,465,457 ) ............................... 78,465,457
Total Repurchase Agreements — 37 .9%
(Cost: $ 72,000,000 ) ............................... 72,000,000
Total Investments — 98 .8%
(Cost: $ 187,820,397 ) .............................. 187,820,397
Other Assets Less Liabilities — 1.2% .................... 2,205,733
Net Assets — 100.0% ...............................
$ 190,026,130
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Government Money Market V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .85% 12/31/25 01/02/26 $ 15,000 $ 15,000,000 $ 15,003,208
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 12/15/33 to
08/20/65 ......... $ 40,091,529 $ 15,300,000
– –
BNP Paribas SA .... 3 .83 12/31/25 01/02/26 15,000 15,000,000 15,003,192
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 08/01/34 to
11/20/55 ......... 128,265,904 15,313,124
– –
JP Morgan Securities
LLC ........... 3 .82 12/31/25 01/02/26 2,000 2,000,000 2,000,425
U.S. Treasury
Obligations, 0.00% to
4.50%, due 01/15/27 to
11/15/52 ......... 2,153,600 2,040,005
3 .83
(a)
12/31/25 04/02/26 500 500,000 504,894
U.S. Government
Sponsored Agency
Obligations, 0.43% to
2.01%, due 05/25/44 to
11/25/54 ......... 44,678,677 525,001
3 .86
(a)
12/31/25 04/03/26 2,000 2,000,000 2,019,943
U.S. Government
Sponsored Agency
Obligations, 0.19% to
3.50%, due 01/25/42 to
03/20/52 ......... 16,069,437 2,100,001
– –
$ 4,500,000 $ 4,665,007
– –
Mizuho Securities USA
LLC ........... 3 .84 12/31/25 01/02/26 12,500 12,500,000 12,502,667
U.S. Treasury
Obligation, 3.79%, due
10/31/27 ......... 12,655,000 12,750,025
– –
Societe Generale SA . 3 .82 12/31/25 01/02/26 10,000 10,000,000 10,002,122
U.S. Treasury
Obligation, 4.50%, due
05/31/29 ......... 9,865,900 10,200,082
– –
TD Securities USA LLC 3 .82 12/31/25 01/02/26 15,000 15,000,000 15,003,183
U.S. Treasury
Obligation, 4.63%, due
09/30/30 ......... 14,530,200 15,300,003
– –
$ 72,000,000 $ 73,528,241
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 72,000,000 $ — $ 72,000,000
U.S. Government Sponsored Agency Obligations ................... — 37,354,940 — 37,354,940
U.S. Treasury Obligations ................................... — 78,465,457 — 78,465,457
$ — $ 187,820,397 $ — $ 187,820,397

Statement of Assets and Liabilities
December 31, 2025
5
Statement of Assets and Liabilities
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 115,820,397
Cash ............................................................................................................. 2,209,270
Repurchase agreements, at value
(b)
......................................................................................... 72,000,000
Receivables: –
Investments sold .................................................................................................... 597,413
Capital shares sold ................................................................................................... 274,902
Interest — unaffiliated ................................................................................................. 258,278
Prepaid e xpenses ..................................................................................................... 736
Other assets ......................................................................................................... 18,414
Total a ssets .........................................................................................................
191,179,410
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 949,677
Capital shares redeemed ............................................................................................... 20,906
Investment advisory fees .............................................................................................. 35,751
Directors' and Officer's fees ............................................................................................. 123
Printing and postage fees .............................................................................................. 85,907
Professional fees .................................................................................................... 37,836
Other accrued expenses ............................................................................................... 23,080
Total li abilities ........................................................................................................
1,153,280
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 190,026,130
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 189,956,014
Accumulated earnings .................................................................................................. 70,116
NET ASSETS ........................................................................................................
$ 190,026,130
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 115,820,397
(b)
  Repurchase agreements, at cost .................................................................................. $ 72,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 190,026,130
Shares outstanding ...................................................................................................
189,955,550
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 8,514,045
Total investment income .................................................................................................
8,514,045
EXPENSES
Investment advisory .................................................................................................. 992,290
Transfer agent — class specific .......................................................................................... 104,835
Professional ....................................................................................................... 82,527
Printing and postage ................................................................................................. 43,789
Accounting services .................................................................................................. 20,729
Custodian ......................................................................................................... 11,111
Directors and Officer ................................................................................................. 8,151
Transfer agent ...................................................................................................... 5,129
Miscellaneous ...................................................................................................... 4,717
Total expenses .......................................................................................................
1,273,278
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (571,152)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (104,835)
Total expenses after fees waived and/or reimbursed ..............................................................................
597,291
Net investment income ..................................................................................................
7,916,754
REALIZED GAIN (LOSS) $ 11,822
Net realized gain from investments ........................................................................................ 11,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,928,576

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 7,916,754  $ 12,815,723
Net realized gain .................................................................................. 11,822  30,528
Net increase in net assets resulting from operations ............................................................. 7,928,576  12,846,251
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (7,916,754) (12,815,723)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 58,183,172  62,824,625
Reinvestment of distributions ............................................................................ 7,910,519  12,796,298
Costs of shares redeemed .............................................................................. (76,820,158) (145,995,364)
Net decrease in net assets derived from capital transactions ....................................................... (10,726,467) (70,374,441)
NET ASSETS
Total decrease in net assets ............................................................................ (10,714,645) (70,343,913)
Beginning of year .................................................................................... 200,740,775  271,084,688
End of year ........................................................................................
$ 190,026,130  $ 200,740,775
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0399  0 .0491  0 .0476  0 .0146  0 .0000
(a)
Net realized gain (loss) .....................................
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
( 0 .0008 )
(b)
0 .0001
Net increase from investment operations ........................... 0.0399  0.0491  0.0476  0.0138  0.0001
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .0397 ) ( 0 .0491 ) ( 0 .0476 ) ( 0 .0138 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ........................................... (0.0399) (0.0491) (0.0476) (0.0138) (0.0001)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 4.06% 5.02% 4.85% 1.41% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.64% 0.61% 0.56% 0.55% 0.56%
Total expenses after fees waived and/or reimbursed ...................
0.30% 0.30% 0.30% 0.26% 0.08%
Net investment income ......................................
3.99% 4.91% 4.76% 1.46% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) ................................... $ 190,026  $ 200,741  $ 271,085  $ 428,933  $ 349,408
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year  ended December 31, 2025 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2026, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 104,835

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
12
outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $571,152, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
288
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 104,835
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Government Money Market V.I. Fund
Ordinary income ...................................................................................... $ 7,916,094 $ 12,815,387
Long-term capital gains ................................................................................. 660 336
$ 7,916,754 $ 12,815,723
Fund Name
Undistributed
Ordinary
Income Total
BlackRock Government Money Market V.I. Fund ................................................................... $ 70,116 $ 70,116
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Government Money Market V.I. Fund ............................ $ 187,820,397 $ – $ – $ –

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
58,183,172 $ 58,183,172 62,824,625 $ 62,824,625
Shares issued in reinvestment of distributions ........................
7,910,519 7,910,519 12,796,298 12,796,298
Shares redeemed .........................................
(76,820,158) (76,820,158) (145,995,364) (145,995,364)
(10,726,467) $ (10,726,467) (70,374,441) $ (70,374,441)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
14
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the
“financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
15
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.9%
ANZ Group Holdings Ltd. ........ 42,522 $ 1,028,080
APA Group
(a)
................. 19,661 117,479
Aristocrat Leisure Ltd. ........... 7,865 304,489
ASX Ltd. ................... 2,971 101,734
BHP Group Ltd. ............... 72,183 2,178,420
Brambles Ltd. ................ 19,739 301,421
CAR Group Ltd. ............... 5,423 111,070
Cochlear Ltd. ................ 890 154,521
Coles Group Ltd. .............. 18,815 268,928
Commonwealth Bank of Australia ... 23,908 2,551,917
Computershare Ltd. ............ 7,399 167,688
CSL Ltd. .................... 6,938 798,435
Evolution Mining Ltd. ........... 27,224 227,831
Fortescue Ltd. ................ 24,245 354,522
Glencore plc ................. 142,261 777,693
Goodman Group .............. 29,324 603,434
Insurance Australia Group Ltd. ..... 34,408 182,611
Lottery Corp. Ltd. (The) .......... 35,220 121,015
Lynas Rare Earths Ltd.
(b)
......... 12,988 106,520
Macquarie Group Ltd. ........... 5,186 700,785
Medibank Pvt Ltd. ............. 39,811 127,051
National Australia Bank Ltd. ....... 43,598 1,225,834
Northern Star Resources Ltd. ...... 19,613 345,143
Origin Energy Ltd. ............. 24,950 190,531
Pro Medicus Ltd. .............. 788 115,728
Qantas Airways Ltd. ............ 9,766 67,470
QBE Insurance Group Ltd. ....... 21,334 282,450
REA Group Ltd. ............... 698 85,090
Rio Tinto Ltd.
(c)
............... 5,420 528,752
Rio Tinto plc ................. 16,051 1,292,925
Santos Ltd. .................. 47,926 196,841
Scentre Group ................ 71,493 199,851
SGH Ltd. ................... 2,902 89,568
Sigma Healthcare Ltd. .......... 73,673 144,224
Sonic Healthcare Ltd. ........... 6,446 97,057
South32 Ltd. ................. 66,626 157,711
Stockland
(a)
.................. 32,967 125,694
Suncorp Group Ltd. ............ 15,288 179,467
Telstra Group Ltd. ............. 56,069 181,919
Transurban Group
(a)
............ 43,268 409,471
Vicinity Ltd. .................. 52,854 89,984
Washington H Soul Pattinson & Co. Ltd. 4,577 113,250
Wesfarmers Ltd. .............. 16,362 881,471
Westpac Banking Corp. ......... 48,667 1,248,870
WiseTech Global Ltd. ........... 3,006 136,666
Woodside Energy Group Ltd. ...... 27,233 424,634
Woolworths Group Ltd. .......... 17,726 346,809
20,443,054
Austria — 0.3%
Erste Group Bank AG ........... 4,388 526,163
OMV AG ................... 2,141 119,141
Raiffeisen Bank International AG ... 2,097 93,435
Verbund AG ................. 1,058 76,823
815,562
Belgium — 0.8%
Ageas SA ................... 2,197 153,924
Anheuser-Busch InBev SA/NV ..... 14,283 916,698
D'ieteren Group ............... 260 46,831
Elia Group SA/NV ............. 609 78,368
Financiere de Tubize SA ......... 288 70,285
Groupe Bruxelles Lambert NV ..... 1,120 98,780
KBC Group NV ............... 3,308 430,821
Security
Shares
Shares Value
Belgium (continued)
Lotus Bakeries NV ............. 6 $ 55,228
Sofina SA ................... 249 72,005
Syensqo SA ................. 973 77,936
UCB SA .................... 1,796 500,413
2,501,289
Brazil — 0.0%
Yara International ASA .......... 2,452 100,341
Chile — 0.1%
Antofagasta plc ............... 5,333 234,255
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 55,500 281,662
Prosus NV , Class N ............ 18,627 1,153,365
SITC International Holdings Co. Ltd. . 21,000 75,146
Wharf Holdings Ltd. (The) ........ 13,000 36,313
Wilmar International Ltd. ......... 27,900 66,727
Yangzijiang Shipbuilding Holdings Ltd. 37,700 101,846
1,715,059
Denmark — 1.8%
Carlsberg A/S , Class B .......... 1,312 171,719
Coloplast A/S , Class B .......... 1,730 148,322
Danske Bank A/S .............. 9,626 480,687
Demant A/S
(b)
................ 1,295 43,634
DSV A/S .................... 2,922 735,925
Genmab A/S
(b)
................ 891 276,196
Novo Nordisk A/S , Class B ....... 45,966 2,331,326
Novonesis (Novozymes) , Class B ... 4,966 317,727
Orsted A/S
(b) (d) (e)
............... 7,485 142,884
Pandora A/S ................. 1,207 133,477
ROCKWOOL A/S , Class B ....... 1,323 46,482
Tryg A/S .................... 5,051 132,091
Vestas Wind Systems A/S ........ 14,144 382,556
5,343,026
Finland — 1.2%
Elisa OYJ ................... 1,966 87,125
Fortum OYJ ................. 6,730 142,918
Kesko OYJ , Class B ............ 4,029 90,912
Kone OYJ , Class B ............ 4,815 341,109
Metso OYJ .................. 9,404 163,622
Neste OYJ .................. 6,128 138,634
Nokia OYJ .................. 75,051 483,859
Nordea Bank Abp ............. 44,421 835,748
Orion OYJ , Class B ............ 1,545 115,269
Sampo OYJ , Class A ........... 34,629 418,970
Stora Enso OYJ , Class R ........ 8,474 105,803
UPM-Kymmene OYJ ........... 7,707 222,805
Wartsila OYJ Abp .............. 7,316 259,020
3,405,794
France — 10.2%
Accor SA ................... 2,784 156,952
Aeroports de Paris SA .......... 494 64,465
Air Liquide SA ................ 8,337 1,566,972
Airbus SE ................... 8,478 1,968,795
Alstom SA
(b)
................. 4,923 145,238
Amundi SA
(d) (e)
................ 804 66,450
AXA SA .................... 24,644 1,182,445
BioMerieux .................. 551 71,297
BNP Paribas SA .............. 14,407 1,363,004
Bollore SE .................. 9,369 52,654
Bouygues SA ................ 2,701 140,412
Bureau Veritas SA ............. 4,661 148,280
Capgemini SE ................ 2,223 369,125

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Carrefour SA ................. 8,252 $ 137,689
Cie de Saint-Gobain SA ......... 6,356 646,354
Cie Generale des Etablissements
Michelin SCA .............. 9,752 323,242
Covivio SA .................. 816 54,166
Credit Agricole SA ............. 15,067 310,198
Danone SA .................. 9,178 827,847
Dassault Aviation SA ........... 262 83,999
Dassault Systemes SE .......... 9,572 267,425
Edenred SE ................. 3,790 83,782
Eiffage SA .................. 938 134,396
Engie SA ................... 25,957 681,874
EssilorLuxottica SA ............ 4,285 1,354,908
FDJ United
(d) (e)
................ 1,761 48,746
Gecina SA .................. 601 57,079
Getlink SE .................. 4,327 79,872
Hermes International SCA ........ 454 1,127,214
Ipsen SA ................... 501 69,904
Kering SA ................... 1,058 369,705
Klepierre SA ................. 2,812 111,258
Legrand SA ................. 3,721 553,174
L'Oreal SA .................. 3,400 1,459,674
LVMH Moet Hennessy Louis Vuitton SE 3,539 2,667,471
Orange SA .................. 26,136 436,120
Pernod Ricard SA ............. 2,785 238,469
Publicis Groupe SA ............ 3,190 331,274
Renault SA .................. 2,842 117,637
Rexel SA ................... 3,218 126,217
Safran SA ................... 5,142 1,791,046
Sanofi SA ................... 15,770 1,525,830
Sartorius Stedim Biotech ......... 392 96,284
Schneider Electric SE ........... 7,833 2,142,915
Societe Generale SA ........... 10,074 810,997
Sodexo SA .................. 1,160 59,434
Thales SA ................... 1,341 361,756
TotalEnergies SE .............. 28,335 1,847,386
Unibail-Rodamco-Westfield
(a)
...... 1,692 184,000
Veolia Environnement SA ........ 8,915 310,220
Vinci SA .................... 7,165 1,007,994
30,133,645
Germany — 9.2%
adidas AG .................. 2,423 479,478
Allianz SE (Registered) .......... 5,522 2,553,247
BASF SE ................... 12,620 664,047
Bayer AG (Registered) .......... 14,194 615,676
Bayerische Motoren Werke AG .... 4,020 435,910
Beiersdorf AG ................ 1,343 147,485
Brenntag SE ................. 1,639 95,134
Commerzbank AG ............. 10,809 456,190
Continental AG ............... 1,571 124,679
CTS Eventim AG & Co. KGaA ..... 904 82,754
Daimler Truck Holding AG ........ 6,962 301,542
Deutsche Bank AG (Registered) .... 26,307 1,013,849
Deutsche Boerse AG ........... 2,654 697,528
Deutsche Lufthansa AG (Registered) 8,000 78,592
Deutsche Post AG ............. 13,636 743,513
Deutsche Telekom AG (Registered) . 52,551 1,710,591
E.ON SE ................... 31,630 598,912
Evonik Industries AG ........... 4,174 65,140
Fresenius Medical Care AG ....... 3,317 158,438
Fresenius SE & Co. KGaA ........ 6,018 344,782
GEA Group AG ............... 2,181 147,397
Hannover Rueck SE ............ 875 272,284
Heidelberg Materials AG ......... 1,896 491,551
Henkel AG & Co. KGaA ......... 1,415 107,690
Security
Shares
Shares Value
Germany (continued)
Hensoldt AG ................. 870 $ 74,515
Hochtief AG ................. 226 88,475
Infineon Technologies AG ........ 18,549 809,311
Knorr-Bremse AG ............. 1,050 116,489
LEG Immobilien SE ............ 1,015 74,030
Mercedes-Benz Group AG ........ 10,318 715,265
Merck KGaA ................. 1,846 263,467
MTU Aero Engines AG .......... 755 312,969
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,877 1,235,228
Nemetschek SE ............... 833 90,122
Rational AG ................. 65 50,186
Rheinmetall AG ............... 652 1,189,505
RWE AG ................... 9,124 483,452
SAP SE .................... 14,901 3,620,474
Scout24 SE
(d) (e)
............... 1,035 103,955
Siemens AG (Registered) ........ 10,854 3,039,951
Siemens Energy AG
(b)
........... 10,996 1,542,613
Siemens Healthineers AG
(d) (e)
...... 4,967 260,358
Symrise AG ................. 1,882 152,483
Talanx AG ................... 915 121,548
Vonovia SE .................. 10,750 309,378
Zalando SE
(b) (d) (e)
.............. 3,171 93,567
27,133,750
Hong Kong — 1.8%
AIA Group Ltd. ............... 150,154 1,545,549
CK Asset Holdings Ltd. .......... 28,159 142,397
CK Infrastructure Holdings Ltd. ..... 9,000 66,692
CLP Holdings Ltd. ............. 24,283 217,209
Futu Holdings Ltd. , ADR
(b)
........ 857 140,728
Hang Seng Bank Ltd. ........... 10,474 206,627
Henderson Land Development Co. Ltd. 22,836 82,696
HKT Trust & HKT Ltd.
(a)
.......... 50,100 74,186
Hong Kong & China Gas Co. Ltd. ... 155,220 139,927
Hong Kong Exchanges & Clearing Ltd. 15,907 832,276
Hongkong Land Holdings Ltd. ..... 16,000 111,147
Link REIT ................... 37,240 166,277
MTR Corp. Ltd. ............... 24,000 91,918
Power Assets Holdings Ltd. ....... 21,000 148,811
Prudential plc ................ 36,350 559,175
Sino Land Co. Ltd. ............. 57,311 75,413
Sun Hung Kai Properties Ltd. ...... 21,000 255,702
Swire Pacific Ltd. , Class A ........ 5,000 40,307
Techtronic Industries Co. Ltd. ...... 20,500 235,814
WH Group Ltd.
(d) (e)
............. 116,500 129,783
Wharf Real Estate Investment Co. Ltd. 26,953 85,187
5,347,821
Indonesia — 0.1%
Jardine Matheson Holdings Ltd. .... 2,300 156,964
Ireland — 0.4%
AerCap Holdings NV ........... 2,549 366,444
AIB Group plc ................ 29,179 311,934
Bank of Ireland Group plc ........ 13,611 260,314
Kerry Group plc , Class A ......... 2,233 204,058
Kingspan Group plc ............ 2,111 181,903
1,324,653
Israel — 0.9%
Azrieli Group Ltd.
(c)
............. 721 81,744
Bank Hapoalim BM ............ 17,699 400,299
Bank Leumi Le-Israel BM ........ 20,645 454,968
Check Point Software Technologies
Ltd.
(b)
.................... 1,183 219,517
Elbit Systems Ltd. ............. 409 234,818

Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
ICL Group Ltd. ................ 12,423 $ 71,436
Israel Discount Bank Ltd. , Class A .. 16,481 175,021
Mizrahi Tefahot Bank Ltd. ........ 2,214 154,686
Nice Ltd.
(b)
.................. 915 103,429
Nova Ltd.
(b)
.................. 436 145,752
Phoenix Financial Ltd. .......... 3,556 147,073
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 16,343 510,065
Wix.com Ltd.
(b)
................ 821 85,294
2,784,102
Italy — 3.3%
Banca Mediolanum SpA ......... 2,980 67,665
Banca Monte dei Paschi di Siena SpA 28,471 303,136
Banco BPM SpA .............. 16,370 248,577
BPER Banca SpA ............. 21,545 291,126
Coca-Cola HBC AG ............ 2,963 153,287
Davide Campari-Milano NV ....... 7,832 50,597
Enel SpA ................... 116,135 1,207,495
Eni SpA .................... 29,210 553,708
Ferrari NV .................. 1,798 668,163
FinecoBank Banca Fineco SpA .... 9,095 235,647
Generali .................... 12,254 512,075
Infrastrutture Wireless Italiane SpA
(d) (e)
4,833 44,726
Intesa Sanpaolo SpA ........... 202,818 1,401,494
Leonardo SpA ................ 5,628 321,925
Moncler SpA ................. 3,381 216,114
Nexi SpA
(d) (e)
................. 7,451 36,725
Poste Italiane SpA
(d) (e)
........... 6,955 174,598
Prysmian SpA ................ 4,015 400,526
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,589 90,206
Ryanair Holdings plc ........... 11,784 406,284
Snam SpA .................. 28,096 186,694
Telecom Italia SpA
(b)
............ 174,826 105,027
Terna - Rete Elettrica Nazionale .... 18,553 197,380
UniCredit SpA ................ 19,908 1,648,914
Unipol Assicurazioni SpA ......... 5,154 123,653
9,645,742
Ivory Coast — 0.1%
Endeavour Mining plc ........... 2,924 152,772
Japan — 21.9%
Advantest Corp. ............... 10,900 1,378,282
Aeon Co. Ltd. ................ 32,400 511,827
AGC, Inc. ................... 3,000 99,491
Aisin Corp. .................. 6,800 127,407
Ajinomoto Co., Inc. ............. 13,000 274,820
ANA Holdings, Inc. ............. 2,000 37,983
Asahi Group Holdings Ltd. ........ 21,600 226,407
Asahi Kasei Corp. ............. 17,500 155,553
Asics Corp. .................. 10,200 244,866
Astellas Pharma, Inc. ........... 25,700 342,055
Bandai Namco Holdings, Inc. ...... 8,500 226,237
Bridgestone Corp.
(c)
............ 16,200 364,488
Canon, Inc.
(c)
................. 12,300 363,940
Capcom Co. Ltd. .............. 4,900 113,822
Central Japan Railway Co. ....... 11,100 307,470
Chiba Bank Ltd. (The) ........... 7,900 88,167
Chubu Electric Power Co., Inc. ..... 10,300 158,687
Chugai Pharmaceutical Co. Ltd. .... 9,700 508,877
Dai Nippon Printing Co. Ltd. ...... 5,400 92,956
Daifuku Co. Ltd. ............... 4,400 138,493
Dai-ichi Life Holdings, Inc. ........ 49,800 413,866
Daiichi Sankyo Co. Ltd. .......... 25,839 548,680
Security
Shares
Shares Value
Japan (continued)
Daikin Industries Ltd. ........... 3,800 $ 485,989
Daito Trust Construction Co. Ltd. ... 4,300 81,880
Daiwa House Industry Co. Ltd. ..... 7,600 252,463
Daiwa Securities Group, Inc. ...... 18,700 163,883
Denso Corp. ................. 25,100 346,684
Disco Corp. .................. 1,300 396,061
East Japan Railway Co. ......... 13,600 358,454
Ebara Corp. ................. 6,500 153,203
Eisai Co. Ltd. ................ 3,900 115,794
ENEOS Holdings, Inc. .......... 38,450 272,038
FANUC Corp. ................ 13,500 525,363
Fast Retailing Co. Ltd. .......... 2,700 978,988
Fuji Electric Co. Ltd. ............ 2,000 151,670
FUJIFILM Holdings Corp. ........ 15,900 337,373
Fujikura Ltd. ................. 3,500 388,134
Fujitsu Ltd. .................. 24,800 681,576
Hankyu Hanshin Holdings, Inc. ..... 3,600 90,543
Hikari Tsushin, Inc. ............. 300 84,060
Hitachi Ltd. .................. 65,400 2,051,047
Honda Motor Co. Ltd. ........... 53,200 522,141
Hoya Corp. .................. 4,900 743,181
Hulic Co. Ltd.
(c)
............... 7,200 78,776
Idemitsu Kosan Co. Ltd. ......... 10,425 78,931
IHI Corp. ................... 14,800 260,193
Inpex Corp. .................. 12,200 244,007
Isuzu Motors Ltd. .............. 7,400 115,493
ITOCHU Corp. ............... 84,000 1,061,492
Japan Airlines Co. Ltd. .......... 2,200 40,801
Japan Exchange Group, Inc. ...... 14,100 150,497
Japan Post Bank Co. Ltd. ........ 25,600 360,373
Japan Post Holdings Co. Ltd. ...... 25,500 269,061
Japan Post Insurance Co. Ltd. ..... 3,000 90,221
Japan Tobacco, Inc.
(c)
........... 17,000 611,019
JFE Holdings, Inc. ............. 8,300 105,816
JX Advanced Metals Corp. ....... 7,900 98,758
Kajima Corp. ................. 5,900 219,996
Kansai Electric Power Co., Inc. (The) 14,000 219,866
Kao Corp. ................... 6,500 259,425
Kawasaki Heavy Industries Ltd. .... 2,100 139,265
Kawasaki Kisen Kaisha Ltd. ....... 4,700 65,425
KDDI Corp. .................. 41,900 725,193
Keyence Corp. ............... 2,756 996,914
Kikkoman Corp. ............... 10,100 91,714
Kioxia Holdings Corp.
(b)
.......... 2,800 186,354
Kirin Holdings Co. Ltd.
(c)
......... 10,800 161,665
Kobe Bussan Co. Ltd. ........... 2,600 62,584
Komatsu Ltd. ................ 13,700 434,735
Konami Group Corp. ........... 1,400 190,130
Kubota Corp. ................ 14,100 199,806
Kyocera Corp. ................ 18,600 260,748
Kyowa Kirin Co. Ltd.
(c)
........... 2,900 46,675
Lasertec Corp. ............... 1,100 209,597
LY Corp. .................... 41,200 109,631
M3, Inc. .................... 6,700 90,134
Makita Corp. ................. 3,200 96,989
Marubeni Corp. ............... 20,200 562,570
MatsukiyoCocokara & Co. ........ 4,100 70,986
MinebeaMitsumi, Inc. ........... 5,200 104,632
Mitsubishi Chemical Group Corp. ... 17,800 104,195
Mitsubishi Corp. ............... 46,200 1,056,718
Mitsubishi Electric Corp. ......... 27,300 795,982
Mitsubishi Estate Co. Ltd. ........ 15,400 374,145
Mitsubishi HC Capital, Inc. ........ 14,100 117,950
Mitsubishi Heavy Industries Ltd. .... 45,400 1,108,325
Mitsubishi UFJ Financial Group, Inc. . 163,460 2,594,286

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Mitsui & Co. Ltd. .............. 35,400 $ 1,051,286
Mitsui Fudosan Co. Ltd. ......... 38,300 435,252
Mitsui OSK Lines Ltd. ........... 4,700 141,303
Mizuho Financial Group, Inc. ...... 35,270 1,287,163
MonotaRO Co. Ltd. ............ 3,700 58,916
MS&AD Insurance Group Holdings, Inc. 18,600 436,673
Murata Manufacturing Co. Ltd. ..... 23,800 491,897
NEC Corp. .................. 18,600 629,340
Nexon Co. Ltd. ............... 5,200 127,018
Nidec Corp. ................. 12,000 162,936
Nintendo Co. Ltd. .............. 15,900 1,073,482
Nippon Building Fund, Inc. ........ 108 98,435
Nippon Paint Holdings Co. Ltd. ..... 14,300 95,749
Nippon Sanso Holdings Corp. ..... 2,200 65,723
Nippon Steel Corp. ............. 69,100 282,761
Nippon Yusen KK .............. 6,000 194,350
Nissan Motor Co. Ltd.
(b)
.......... 32,600 81,009
Nitori Holdings Co. Ltd. .......... 6,000 104,725
Nitto Denko Corp. ............. 9,600 228,573
Nomura Holdings, Inc. .......... 43,500 362,375
Nomura Research Institute Ltd. .... 5,410 205,875
NTT, Inc. ................... 410,300 414,194
Obayashi Corp. ............... 8,800 184,166
Obic Co. Ltd. ................. 4,400 138,110
Olympus Corp. ............... 16,400 207,940
Oracle Corp. Japan ............ 500 42,024
Oriental Land Co. Ltd. .......... 15,000 277,500
ORIX Corp. .................. 16,700 488,430
Osaka Gas Co. Ltd. ............ 5,000 173,734
Otsuka Corp. ................ 3,400 70,059
Otsuka Holdings Co. Ltd. ........ 6,000 339,355
Pan Pacific International Holdings Corp. 26,000 154,879
Panasonic Holdings Corp. ........ 33,600 435,592
Rakuten Group, Inc.
(b)
........... 22,500 144,179
Recruit Holdings Co. Ltd. ........ 20,000 1,123,832
Renesas Electronics Corp.
(b)
...... 26,000 356,118
Resona Holdings, Inc. .......... 30,000 285,532
Ryohin Keikaku Co. Ltd. ......... 7,600 134,197
Sanrio Co. Ltd. ............... 2,700 84,484
SBI Holdings, Inc. ............. 7,690 165,720
SCREEN Holdings Co. Ltd. ....... 1,200 116,885
Secom Co. Ltd. ............... 5,800 206,098
Seibu Holdings, Inc. ............ 2,900 79,682
Sekisui Chemical Co. Ltd. ........ 5,000 84,086
Sekisui House Ltd. ............. 8,200 182,969
Seven & i Holdings Co. Ltd. ....... 29,320 421,241
SG Holdings Co. Ltd. ........... 4,700 43,012
Shimadzu Corp. ............... 3,800 101,162
Shimano, Inc. ................ 1,000 104,571
Shin-Etsu Chemical Co. Ltd. ...... 24,300 754,786
Shionogi & Co. Ltd. ............ 11,000 199,098
Shiseido Co. Ltd.
(c)
............. 5,200 75,675
SMC Corp. .................. 800 276,801
SoftBank Corp. ............... 401,700 551,517
SoftBank Group Corp. .......... 54,600 1,531,712
Sompo Holdings, Inc. ........... 12,500 424,278
Sony Financial Group, Inc.
(b)
...... 83,700 88,701
Sony Group Corp. ............. 87,600 2,247,027
Subaru Corp. ................ 8,600 185,168
Sumitomo Corp. .............. 15,500 536,494
Sumitomo Electric Industries Ltd. ... 10,100 406,801
Sumitomo Metal Mining Co. Ltd. .... 3,600 144,157
Sumitomo Mitsui Financial Group, Inc. 51,900 1,669,177
Sumitomo Mitsui Trust Group, Inc. .. 9,100 277,321
Security
Shares
Shares Value
Japan (continued)
Sumitomo Realty & Development Co.
Ltd. ..................... 8,400 $ 210,890
Suntory Beverage & Food Ltd. ..... 2,300 69,169
Suzuki Motor Corp. ............ 22,300 333,507
Sysmex Corp. ................ 7,300 71,687
T&D Holdings, Inc. ............. 6,300 145,424
Taisei Corp. ................. 2,000 189,542
Takeda Pharmaceutical Co. Ltd. .... 22,471 698,068
TDK Corp. .................. 27,500 389,063
Terumo Corp. ................ 19,000 276,168
TIS, Inc. .................... 2,900 97,427
Toho Co. Ltd. ................ 1,600 81,512
Tokio Marine Holdings, Inc. ....... 26,300 972,209
Tokyo Electron Ltd. ............ 6,400 1,425,455
Tokyo Gas Co. Ltd. ............ 4,700 186,329
Tokyo Metro Co. Ltd. ........... 4,900 49,879
Tokyu Corp. ................. 7,900 92,324
TOPPAN Holdings, Inc. .......... 3,700 109,989
Toray Industries, Inc. ........... 18,300 119,312
Toyota Industries Corp. .......... 2,300 260,743
Toyota Motor Corp. ............ 135,000 2,899,408
Toyota Tsusho Corp. ............ 9,900 333,820
Trend Micro, Inc.
(b)
............. 1,900 78,911
Tsuruha Holdings, Inc. .......... 3,700 67,981
Unicharm Corp. ............... 17,600 100,562
West Japan Railway Co. ......... 5,500 109,588
Yamaha Motor Co. Ltd.
(c)
......... 12,600 93,445
Yokogawa Electric Corp. ......... 3,500 112,247
Yokohama Financial Group, Inc. .... 14,300 118,218
Zensho Holdings Co. Ltd. ........ 1,500 85,955
ZOZO, Inc. .................. 5,000 41,234
64,490,343
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,554 300,956
CVC Capital Partners plc
(c) (d) (e)
..... 2,805 46,977
Eurofins Scientific SE ........... 1,673 122,344
470,277
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 138,063
Sands China Ltd. .............. 34,000 85,762
223,825
Mexico — 0.1%
Fresnillo plc ................. 3,302 147,238
Netherlands — 4.5%
ABN AMRO Bank NV , CVA
(d) (e)
..... 8,330 291,041
Adyen NV
(b) (d) (e)
............... 359 578,914
Akzo Nobel NV ............... 2,403 167,202
Argenx SE
(b)
................. 873 736,414
ASM International NV ........... 668 404,404
ASML Holding NV ............. 5,540 5,969,462
ASR Nederland NV ............ 2,223 158,168
BE Semiconductor Industries NV ... 1,048 163,840
Euronext NV
(d) (e)
............... 1,052 158,029
EXOR NV ................... 1,282 108,898
Heineken Holding NV ........... 1,843 134,957
Heineken NV ................ 4,150 342,404
IMCD NV ................... 786 71,339
ING Groep NV ................ 42,982 1,208,148
JDE Peet's NV ............... 2,535 94,804
Koninklijke Ahold Delhaize NV ..... 12,722 521,690
Koninklijke KPN NV ............ 55,912 261,261
Koninklijke Philips NV ........... 11,011 299,821
Magnum Ice Cream Co. NV (The)
(b)
. 6,805 108,010

Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Nebius Group NV , Class A
(b)
...... 2,988 $ 250,111
NN Group NV ................ 3,808 293,767
Randstad NV ................ 1,792 68,033
Universal Music Group NV ....... 16,225 422,983
Wolters Kluwer NV ............. 3,265 338,177
13,151,877
New Zealand — 0.2%
Auckland International Airport Ltd. .. 23,274 111,622
Contact Energy Ltd. ............ 12,205 64,928
Fisher & Paykel Healthcare Corp. Ltd. 8,184 177,813
Infratil Ltd. .................. 13,576 86,631
Meridian Energy Ltd. ........... 21,015 67,874
Xero Ltd.
(b)
.................. 2,231 169,007
677,875
Norway — 0.5%
Aker BP ASA ................. 4,518 114,966
DNB Bank ASA ............... 12,816 357,064
Equinor ASA ................. 10,668 251,571
Gjensidige Forsikring ASA ........ 3,147 94,059
Kongsberg Gruppen ASA ........ 6,582 168,666
Mowi ASA ................... 6,553 157,632
Norsk Hydro ASA .............. 20,399 157,463
Orkla ASA ................... 9,492 105,700
Salmar ASA ................. 1,063 64,968
Telenor ASA ................. 8,965 130,391
1,602,480
Poland — 0.0%
InPost SA
(b)
.................. 4,446 54,636
Portugal — 0.2%
Banco Comercial Portugues SA , Class
R ...................... 115,324 121,397
EDP SA .................... 42,813 197,188
Galp Energia SGPS SA , Class B ... 6,074 104,596
Jeronimo Martins SGPS SA ....... 3,761 89,498
512,679
Singapore — 1.7%
CapitaLand Ascendas REIT ....... 54,490 119,800
CapitaLand Integrated Commercial
Trust .................... 90,722 168,384
CapitaLand Investment Ltd. ....... 34,892 73,431
DBS Group Holdings Ltd. ........ 30,153 1,320,842
Grab Holdings Ltd. , Class A
(b)
...... 34,893 174,116
Keppel Ltd. .................. 20,802 167,241
Oversea-Chinese Banking Corp. Ltd. 48,035 737,972
Sea Ltd. , ADR, Class A
(b)
......... 5,464 697,043
Sembcorp Industries Ltd. ........ 13,500 63,107
Singapore Airlines Ltd. .......... 22,900 113,698
Singapore Exchange Ltd. ........ 10,800 142,171
Singapore Technologies Engineering
Ltd. ..................... 22,981 150,160
Singapore Telecommunications Ltd. . 109,150 386,173
STMicroelectronics NV .......... 9,496 248,179
United Overseas Bank Ltd. ....... 17,859 486,399
5,048,716
South Korea — 0.0%
Delivery Hero SE
(b) (d) (e)
.......... 2,905 76,576
Spain — 3.7%
Acciona SA .................. 379 82,485
ACS Actividades de Construccion y
Servicios SA ............... 2,575 255,608
Aena SME SA
(d) (e)
.............. 10,910 304,835
Security
Shares
Shares Value
Spain (continued)
Amadeus IT Group SA .......... 6,386 $ 472,635
Banco Bilbao Vizcaya Argentaria SA . 81,801 1,918,824
Banco de Sabadell SA .......... 73,075 287,978
Banco Santander SA ........... 212,687 2,503,430
Bankinter SA ................. 9,769 161,923
CaixaBank SA ................ 55,777 681,937
Cellnex Telecom SA
(d) (e)
.......... 7,134 229,727
EDP Renovaveis SA ............ 4,841 68,366
Endesa SA .................. 4,589 165,187
Grifols SA , Class A ............. 4,641 58,011
Iberdrola SA ................. 90,002 1,948,849
Industria de Diseno Textil SA ...... 15,535 1,024,761
Mapfre SA .................. 14,727 73,903
Naturgy Energy Group SA ........ 3,278 99,810
Redeia Corp. SA .............. 5,101 90,934
Repsol SA .................. 16,049 299,449
Telefonica SA ................ 52,187 214,225
10,942,877
Sweden — 3.2%
AddTech AB , Class B ........... 3,671 129,288
Alfa Laval AB ................ 4,221 211,647
Assa Abloy AB , Class B ......... 14,299 552,383
Atlas Copco AB , Class A ......... 38,264 681,198
Atlas Copco AB , Class B ......... 22,180 354,585
Beijer Ref AB , Class B .......... 6,042 96,961
Boliden AB
(b)
................. 4,023 222,859
Epiroc AB , Class A ............. 9,881 222,736
Epiroc AB , Class B
(c)
............ 5,023 101,056
EQT AB .................... 7,130 278,541
Essity AB , Class B ............. 8,740 251,287
Evolution AB
(d) (e)
............... 1,973 133,970
Fastighets AB Balder , Class B
(b)
.... 10,989 81,113
H & M Hennes & Mauritz AB , Class B
(c)
6,934 138,984
Hexagon AB , Class B ........... 28,983 341,382
Holmen AB , Class B ............ 1,214 46,567
Industrivarden AB , Class A ....... 1,637 73,335
Industrivarden AB , Class C ....... 2,215 99,150
Indutrade AB ................. 3,968 102,854
Investment AB Latour , Class B ..... 1,900 46,160
Investor AB , Class B ............ 25,922 923,746
L E Lundbergforetagen AB , Class B . 1,010 55,763
Lifco AB , Class B .............. 3,251 123,209
Nibe Industrier AB , Class B ....... 21,733 83,072
Saab AB , Class B ............. 4,513 261,845
Sagax AB , Class B ............. 2,795 59,779
Sandvik AB .................. 14,952 482,966
Securitas AB , Class B ........... 6,541 104,022
Skandinaviska Enskilda Banken AB ,
Class A .................. 21,335 449,821
Skanska AB , Class B ........... 5,102 139,021
SKF AB , Class B .............. 4,656 123,239
Svenska Cellulosa AB SCA , Class B . 8,825 117,036
Svenska Handelsbanken AB , Class A 21,328 308,990
Swedbank AB , Class A .......... 12,249 424,980
Swedish Orphan Biovitrum AB
(b)
.... 2,865 102,817
Tele2 AB , Class B ............. 8,073 135,276
Telefonaktiebolaget LM Ericsson , Class
B ...................... 39,736 386,712
Telia Co. AB ................. 33,357 142,567
Trelleborg AB , Class B .......... 3,070 129,774
Volvo AB , Class B ............. 22,667 721,369
9,442,060

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 5.1%
ABB Ltd. (Registered) ........... 22,259 $ 1,640,879
Alcon AG ................... 7,090 561,018
Avolta AG ................... 1,276 75,258
Banque Cantonale Vaudoise
(Registered) ............... 383 48,419
Barry Callebaut AG (Registered)
(c)
.. 57 93,190
Belimo Holding AG (Registered) .... 146 142,651
BKW AG ................... 351 74,451
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 189,954
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 2 293,312
Cie Financiere Richemont SA
(Registered) ............... 7,659 1,651,671
DSM-Firmenich AG ............ 2,435 196,431
EMS-Chemie Holding AG (Registered) 104 71,742
Galderma Group AG ............ 2,205 449,010
Geberit AG (Registered) ......... 476 369,672
Givaudan SA (Registered) ........ 132 522,225
Helvetia Baloise Holding AG ...... 1,093 287,473
Julius Baer Group Ltd. .......... 2,939 229,627
Kuehne + Nagel International AG
(Registered) ............... 670 143,685
Logitech International SA (Registered) 2,068 209,939
Lonza Group AG (Registered) ..... 1,008 679,614
Partners Group Holding AG ....... 327 401,223
Sandoz Group AG ............. 5,878 426,779
Schindler Holding AG ........... 617 232,032
Schindler Holding AG (Registered) .. 330 116,768
SGS SA (Registered) ........... 2,269 260,272
Sika AG (Registered) ........... 2,220 450,717
Sonova Holding AG (Registered) ... 718 185,723
Straumann Holding AG (Registered) . 1,609 187,938
Swatch Group AG (The) ......... 432 90,831
Swiss Life Holding AG (Registered) .. 408 469,953
Swiss Prime Site AG (Registered) ... 1,045 162,255
Swisscom AG (Registered) ....... 347 252,046
UBS Group AG (Registered) ...... 45,338 2,093,464
VAT Group AG
(d) (e)
............. 396 190,120
Zurich Insurance Group AG ....... 2,091 1,582,265
15,032,607
United Kingdom — 12.1%
3i Group plc ................. 14,088 617,742
Admiral Group plc ............. 3,586 153,402
Anglo American plc ............ 15,885 657,044
Ashtead Group plc ............. 6,055 412,825
Associated British Foods plc ...... 4,514 128,935
AstraZeneca plc .............. 22,116 4,092,773
Auto Trader Group plc
(d) (e)
........ 12,142 95,793
Aviva plc ................... 42,229 388,292
BAE Systems plc .............. 42,866 986,563
Barclays plc ................. 199,920 1,279,714
Barratt Redrow plc ............. 20,143 103,478
BP plc ..................... 223,216 1,301,788
British American Tobacco plc ...... 31,226 1,770,222
BT Group plc ................. 86,951 215,416
Bunzl plc ................... 4,578 127,836
Centrica plc ................. 65,512 149,371
CK Hutchison Holdings Ltd. ....... 38,659 262,822
Coca-Cola Europacific Partners plc .. 63 5,714
Coca-Cola Europacific Partners plc .. 2,908 268,550
Compass Group plc ............ 24,171 765,859
DCC plc
(c)
................... 1,492 92,950
Diageo plc .................. 31,465 678,005
Entain plc ................... 8,144 83,714
Security
Shares
Shares Value
United Kingdom (continued)
Haleon plc .................. 126,116 $ 637,312
Halma plc
(c)
.................. 5,359 254,364
Hikma Pharmaceuticals plc ....... 2,182 45,488
HSBC Holdings plc ............ 245,377 3,861,238
Imperial Brands plc ............ 10,950 459,792
Informa plc .................. 18,006 213,645
InterContinental Hotels Group plc
(b)
.. 2,110 296,516
International Consolidated Airlines
Group SA ................. 17,042 94,624
Intertek Group plc ............. 2,237 138,731
J Sainsbury plc ............... 23,850 104,483
JD Sports Fashion plc ........... 32,430 36,759
Kingfisher plc ................ 25,675 108,080
Land Securities Group plc ........ 10,795 90,263
Legal & General Group plc ....... 77,444 272,572
Lloyds Banking Group plc ........ 835,644 1,105,318
London Stock Exchange Group plc .. 6,711 807,256
M&G plc .................... 31,798 122,416
Marks & Spencer Group plc ....... 28,799 128,157
Melrose Industries plc ........... 19,131 150,885
National Grid plc
(c)
............. 70,109 1,075,366
NatWest Group plc ............. 115,065 1,009,383
Next plc .................... 1,659 305,422
Pearson plc ................. 8,279 117,057
Phoenix Group Holdings plc ...... 9,423 93,286
Reckitt Benckiser Group plc ....... 9,528 771,000
RELX plc ................... 26,080 1,050,680
Rentokil Initial plc
(c)
............. 36,702 218,982
Rolls-Royce Holdings plc ........ 119,346 1,845,771
Sage Group plc (The) ........... 13,717 199,507
Schroders plc ................ 10,539 57,611
Segro plc ................... 17,699 171,470
Severn Trent plc .............. 3,888 145,999
Smith & Nephew plc ............ 11,797 196,195
Smiths Group plc .............. 4,712 149,042
Spirax Group plc .............. 1,052 96,150
SSE plc .................... 17,250 505,734
Standard Chartered plc .......... 27,619 673,916
Tesco plc ................... 92,551 550,385
Unilever plc .................. 31,065 2,029,700
United Utilities Group plc ......... 9,235 148,374
Vodafone Group plc ............ 271,630 362,085
Whitbread plc ................ 2,415 82,775
Wise plc , Class A
(b)
............. 8,872 106,287
35,528,884
United States — 7.3%
Aegon Ltd. .................. 20,036 155,806
AP Moller - Maersk A/S , Class A .... 44 100,925
AP Moller - Maersk A/S , Class B .... 56 128,495
Buzzi SpA ................... 1,112 67,222
CyberArk Software Ltd.
(b)
......... 727 324,286
Experian plc ................. 12,997 585,990
Ferrovial SE ................. 7,260 470,380
GSK plc .................... 58,142 1,425,480
Holcim AG .................. 7,245 705,303
Monday.com Ltd.
(b)
............. 656 96,799
Nestle SA (Registered) .......... 36,686 3,641,420
Novartis AG (Registered) ........ 27,086 3,732,342
QIAGEN NV ................. 3,250 147,800
Roche Holding AG ............. 10,469 4,327,718
Shell plc .................... 82,674 3,046,723
Spotify Technology SA
(b)
......... 2,221 1,289,757
Stellantis NV ................. 28,291 309,807
Swiss Re AG ................. 4,254 708,672

Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Tenaris SA .................. 5,253 $ 101,361
21,366,286
Total Common Stocks — 98.5%
(Cost: $ 196,307,014 ) ............................. 290,007,065
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 734 78,215
Dr. Ing h c F Porsche AG (Preference)
(d)
1,760 93,742
Henkel AG & Co. KGaA (Preference) 2,397 195,559
Porsche Automobil Holding SE
(Preference) ............... 2,184 101,895
Sartorius AG (Preference) ........ 395 113,746
Volkswagen AG (Preference) ...... 2,928 357,329
940,486
Total Preferred Securities — 0.4%
(Cost: $ 883,271 ) ................................ 940,486
Total Long-Term Investments — 98 .9%
(Cost: $ 197,190,285 ) ............................. 290,947,551
Short-Term Securities
Money Market Funds — 1.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.89%
(h)
....... 3,722,489 3,724,350
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65% ...... 1,680,630 1,680,630
Total Short-Term Securities — 1 .8%
(Cost: $ 5,404,980 ) .............................. 5,404,980
Total Investments — 100.7%
(Cost: $ 202,595,265 ) ............................. 296,352,531
Liabilities in Excess of Other Assets — (0.7) % ............ (1,914,375)
Net Assets — 100.0% .............................. $ 294,438,156
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,129,310 $ 2,595,398
(a)
$ — $ (426) $ 68 $ 3,724,350 3,722,489 $ 5,904
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 95,759 1,584,871
(a)
— — — 1,680,630 1,680,630 20,968 —
$ (426) $ 68 $ 5,404,980 $ 26,872 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 2 03/12/26 $ 322 $ 2,247
SPI 200 Index ............................................................ 2 03/19/26 289 (1,975)
EURO STOXX 50 Index ..................................................... 17 03/20/26 1,167 10,964
FTSE 100 Index ........................................................... 5 03/20/26 668 2,766
$ 14,002
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 15,977 $ — $ — $ — $ 15,977
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,975 $ — $ — $ — $ 1,975
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 460,315 $ — $ — $ — $ 460,315
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 42,277 $ — $ — $ — $ 42,277
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,577,411

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 20,443,054 $ — $ 20,443,054
Austria .............................................. — 815,562 — 815,562
Belgium ............................................. — 2,501,289 — 2,501,289
Brazil ............................................... — 100,341 — 100,341
Chile ............................................... — 234,255 — 234,255
China ............................................... — 1,715,059 — 1,715,059
Denmark ............................................. — 5,343,026 — 5,343,026
Finland .............................................. — 3,405,794 — 3,405,794
France .............................................. — 30,133,645 — 30,133,645
Germany ............................................ — 27,133,750 — 27,133,750
Hong Kong ........................................... 289,539 5,058,282 — 5,347,821
Indonesia ............................................ — 156,964 — 156,964
Ireland .............................................. 366,444 958,209 — 1,324,653
Israel ............................................... 814,876 1,969,226 — 2,784,102
Italy ................................................ — 9,645,742 — 9,645,742
Ivory Coast ........................................... — 152,772 — 152,772
Japan ............................................... 502,633 63,987,710 — 64,490,343
Luxembourg .......................................... — 470,277 — 470,277
Macau .............................................. — 223,825 — 223,825
Mexico .............................................. — 147,238 — 147,238
Netherlands ........................................... 358,121 12,793,756 — 13,151,877
New Zealand .......................................... 111,622 566,253 — 677,875
Norway .............................................. — 1,602,480 — 1,602,480
Poland .............................................. — 54,636 — 54,636
Portugal ............................................. — 512,679 — 512,679
Singapore ............................................ 871,159 4,177,557 — 5,048,716
South Korea .......................................... — 76,576 — 76,576
Spain ............................................... 165,187 10,777,690 — 10,942,877
Sweden ............................................. — 9,442,060 — 9,442,060
Switzerland ........................................... 260,272 14,772,335 — 15,032,607
United Kingdom ........................................ 110,197 35,418,687 — 35,528,884
United States .......................................... 1,710,842 19,655,444 — 21,366,286
Preferred Securities ....................................... — 940,486 — 940,486
Short-Term Securities
Money Market Funds ...................................... 5,404,980 — — 5,404,980
$ 10,965,872 $ 285,386,659 $ — $ 296,352,531
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 10,964 $ 5,013 $ — $ 15,977
Liabilities
Equity contracts ........................................... (1,975) — — (1,975)
$ 8,989 $ 5,013 $ — $ 14,002
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2025
13
Statement of Assets and Liabilities
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 290,947,551
Investments, at value — affiliated
(c)
.......................................................................................... 5,404,980
Cash pledged: –
Futures contracts .................................................................................................... 191,133
Foreign currency, at value
(d)
............................................................................................... 2,685,941
Receivables: –
Securities lending income — affiliated ...................................................................................... 989
Capital shares sold ................................................................................................... 113,051
Foreign withholding tax claims 16,552
Dividends — unaffiliated ............................................................................................... 693,213
Dividends — affiliated ................................................................................................. 3,099
Prepaid e xpenses ..................................................................................................... 612
Total a ssets .........................................................................................................
300,057,121
LIABILITIES
Bank overdraft ........................................................................................................ 10,111
Collateral on securities loaned ............................................................................................. 3,727,993
Payables: –
Investments purchased ................................................................................................ 1,483,573
Capital shares redeemed ............................................................................................... 54,644
Distribution fees ..................................................................................................... 567
Interest expense .................................................................................................... 205
Investment advisory fees .............................................................................................. 33,686
Directors' and Officer's fees ............................................................................................. 60
Printing and postage fees .............................................................................................. 157,535
Professional fees .................................................................................................... 62,346
Variation margin on futures contracts ....................................................................................... 10,144
Other accrued expenses ............................................................................................... 78,101
Total li abilities ........................................................................................................
5,618,965
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 294,438,156
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 214,638,577
Accumulated earnings .................................................................................................. 79,799,579
NET ASSETS ........................................................................................................
$ 294,438,156
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 197,190,285
(b)
  Securities loaned, at value ...................................................................................... $ 3,485,903
(c)
  Investments, at cost — affiliated ................................................................................... $ 5,404,980
(d)
  Foreign currency, at cost ....................................................................................... $ 2,682,119
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 291,601,919
Shares outstanding ...................................................................................................
22,345,051
Net asset value .....................................................................................................
$ 13.05
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 2,836,237
Shares outstanding ...................................................................................................
218,256
Net asset value .....................................................................................................
$ 13.00
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
15
Statement of Operations
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,388,659
Dividends — affiliated ................................................................................................. 20,968
Interest — unaffiliated ................................................................................................. 7,513
Securities lending income — affiliated — net ................................................................................. 5,904
Foreign taxes withheld ................................................................................................ (533,916)
Foreign withholding tax claims ........................................................................................... 43,322
Total investment income .................................................................................................
6,932,450
EXPENSES
Investment advisory .................................................................................................. 196,960
Professional ....................................................................................................... 127,855
Transfer agent — class specific .......................................................................................... 124,896
Printing and postage ................................................................................................. 84,427
Custodian ......................................................................................................... 61,580
Accounting services .................................................................................................. 39,609
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 16,734
Directors and Officer ................................................................................................. 7,623
Distribution — class specific ............................................................................................ 6,014
Transfer agent ...................................................................................................... 5,009
Recoupment of past waived and/or reimbursed fees ............................................................................ 2,879
Miscellaneous ...................................................................................................... 19,418
Total expenses excluding interest expense .....................................................................................
693,004
Interest expense .................................................................................................... 799
Total expenses .......................................................................................................
693,803
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (408)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (15,326)
Total expenses after fees waived and/or reimbursed ..............................................................................
678,069
Net investment income ..................................................................................................
6,254,381
REALIZED AND UNREALIZED GAIN (LOSS) $ 59,137,922
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 544,309
Investments — affiliated ............................................................................................. (426)
Foreign currency transactions ......................................................................................... 129,823
Futures contracts .................................................................................................. 460,315
A
1,134,021
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 57,868,980
Investments — affiliated ............................................................................................. 68
Foreign currency translations .......................................................................................... 92,576
Futures contracts .................................................................................................. 42,277
A
58,003,901
Net realized and unrealized gain ...........................................................................................
59,137,922
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 65,392,303

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
16
BlackRock International Index V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,254,381  $ 5,790,312
Net realized gain (loss) .............................................................................. 1,134,021  (943,104)
Net change in unrealized appreciation (depreciation) .......................................................... 58,003,901  2,355,556
Net increase in net assets resulting from operations ............................................................. 65,392,303  7,202,764
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (9,085,323) (6,571,152)
Class III ....................................................................................... (81,744) (57,697)
Decrease in net assets resulting from distributions to shareholders ................................................... (9,167,067) (6,628,849)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 32,522,664  (1,449,318)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 88,747,900  (875,403)
Beginning of year .................................................................................... 205,690,256  206,565,659
End of year ........................................................................................
$ 294,438,156  $ 205,690,256
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock International Index V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 10.26  $ 10.24  $ 8.94  $ 10.70  $ 9.95
Net investment income
(a)
....................................
0 .31  0 .29  0 .27  0 .26  0 .26
Net realized and unrealized gain (loss) ...........................
2 .90  0 .07  1 .34  ( 1 .80 ) 0 .86
Net increase (decrease) from investment operations ................... 3.21  0.36  1.61  (1.54) 1.12
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .42 ) ( 0 .34 ) ( 0 .31 ) ( 0 .22 ) ( 0 .37 )
Return of capital .......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.42) (0.34) (0.31) (0.22) (0.37)
Net asset value, end of year .................................. $ 13.05  $ 10.26  $ 10.24  $ 8.94  $ 10.70
Total Return
(d)
Based on net asset value ..................................... 31.37% 3.43% 18.12% (14.35)% 11.30%
Ratios to Average Net Assets
(e)
Total expen ses
(f)
...........................................
0.28% 0.29% 0.29% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income ......................................
2.54% 2.72% 2.78% 2.81% 2.41%
Supplemental Data
Net assets, end of year (000) ................................... $ 291,602  $ 203,750  $ 204,880  $ 181,598  $ 218,702
Portfolio turnover rate ........................................ 5% 4% 2% 3% 4%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Expense ratios ............................................................ 0.27% N/A   0.27% N/A   N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
18
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock International Index V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ...........................
$ 10.22  $ 10.20  $ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
...................................
0 .28  0 .26  0 .24  0 .23  0 .15
Net realized and unrealized gain (loss) ..........................
2 .89  0 .08  1 .34  ( 1 .79 ) 0 .63
Net increase (decrease) from investment operations .................. 3.17  0.34  1.58  (1.56) 0.78
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .39 ) ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .35 )
Return of capital ......................................... —  —  —  —  ( 0 .01 )
Total distributions .......................................... (0.39) (0.32) (0.29) (0.21) (0.36)
Net asset value, end of period ................................ $ 13.00  $ 10.22  $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
Based on net asset value .................................... 31.11% 3.20% 17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses
(g)
..........................................
0.53% 0.54% 0.54% 0.59% 0.50%
(h)
Total expenses after fees waived and/or reimbursed ..................
0.52% 0.52% 0.52% 0.51% 0.49%
(h)
Net investment income .....................................
2.32% 2.43% 2.45% 2.51% 1.59%
(h)
Supplemental Data
Net assets, end of period (000) ................................ $ 2,836  $ 1,940  $ 1,686  $ 1,099  $ 348
Portfolio turnover rate ....................................... 5% 4% 2% 3% 4%
(i)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ............................................................ 0.52% N/A   0.52% N/A   N/A
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
20
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 465,774 $ (465,774) $ — $ —
Goldman Sachs & Co. LLC .......................... 1,078,027 (1,078,027) — —
J.P. Morgan Securities LLC .......................... 1,118,310 (1,118,310) — —
Jefferies LLC .................................... 823,792 (823,792) — —
$ 3,485,903 $ (3,485,903) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
22
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $6,014.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 386 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 123,666 $ 1,230 $ 124,896
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $22, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.
For the year ended December 31, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at
the discretion of the board of directors of the money
market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,768
Class III ...................................................................................................... 28
$ 1,796
Class I Class III
Expense Limitations .................................................................................. 0 .27% 0 .52%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 13,399
Class III ...................................................................................................... 131
$ 13,530
Fund Level ............................................................................................................... $ 2,879
Class I .................................................................................................................. 16,575
Class III ................................................................................................................. 159

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
24
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $1,195 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $41,529,387 and $12,642,950, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 10,701,540
Sales ................................................................................................................... 3,151,637
Net Realized Gain .......................................................................................................... 368,661
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock International Index V.I. Fund ............................................................ $ (16,933) $ 16,933
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock International Index V.I. Fund
Ordinary income ...................................................................................... $ 9,167,067 $ 6,628,849

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
BlackRock International Index V.I. Fund ......................................... $ (8,265,088) $ 88,952,917 $ (888,250) $ 79,799,579
Fund Name Amount Utilized
BlackRock International Index V.I. Fund ...................................................................................... $ 1,103,100
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 207,379,370 $ 111,342,882 $ (22,370,179) $ 88,972,703

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
26
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
3,446,240 $ 43,448,681 532,902 $ 5,764,607
Shares issued in reinvestment of distributions ........................
704,809 9,084,989 622,179 6,570,883
Shares redeemed .........................................
(1,672,783) (20,349,931) (1,304,597) (14,049,521)
2,478,266 $ 32,183,739 (149,516) $ (1,714,031)
Class III
Shares sold .............................................
50,497 $ 601,206 26,541 $ 286,064
Shares issued in reinvestment of distributions ........................
6,312 80,977 5,426 57,082
Shares redeemed .........................................
(28,484) (343,258) (7,335) (78,433)
28,325 $ 338,925 24,632 $ 264,713
2,506,591 $ 32,522,664 (124,884) $ (1,449,318)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
28
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
29
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 7.2%
Teck Resources Ltd. , Class B ..... 49,928 $ 2,390,273
Toronto-Dominion Bank (The) ..... 19,941 1,879,398
Waste Connections, Inc. ......... 6,040 1,059,305
5,328,976
China — 6.1%
Alibaba Group Holding Ltd. ....... 9,700 178,101
Alibaba Group Holding Ltd. , ADR
(a)
.. 12,343 1,809,237
Tencent Holdings Ltd. ........... 32,800 2,517,188
4,504,526
Finland — 2.1%
Kone OYJ , Class B ............ 22,298 1,579,656
France — 9.5%
Air Liquide SA ................ 5,459 1,026,041
BNP Paribas SA .............. 15,958 1,509,739
EssilorLuxottica SA ............ 4,002 1,265,424
Sanofi SA ................... 15,376 1,487,708
Schneider Electric SE ........... 6,400 1,750,882
7,039,794
Germany — 7.9%
Allianz SE (Registered) .......... 4,348 2,010,416
Deutsche Telekom AG (Registered) . 45,265 1,473,424
SAP SE .................... 9,708 2,358,738
5,842,578
India — 5.1%
Axis Bank Ltd. ................ 94,086 1,330,422
HDFC Bank Ltd. .............. 117,742 1,300,684
Kotak Mahindra Bank Ltd. ........ 45,167 1,107,967
3,739,073
Italy — 3.1%
FinecoBank Banca Fineco SpA .... 88,660 2,297,141
Japan — 9.2%
Honda Motor Co. Ltd. ........... 143,800 1,411,350
Mitsubishi UFJ Financial Group, Inc. . 91,300 1,449,029
Shin-Etsu Chemical Co. Ltd. ...... 61,100 1,897,836
Sony Group Corp. ............. 80,700 2,070,035
6,828,250
Mexico — 1.5%
Grupo Financiero Banorte SAB de CV ,
Class O .................. 118,501 1,098,573
Netherlands — 7.6%
ASM International NV ........... 3,405 2,061,371
ASR Nederland NV ............ 19,428 1,382,318
Koninklijke KPN NV ............ 465,708 2,176,121
5,619,810
Singapore — 1.8%
United Overseas Bank Ltd. ....... 48,600 1,323,647
South Korea — 3.3%
Kia Corp. ................... 14,516 1,230,572
SK Hynix, Inc. ................ 2,759 1,249,491
2,480,063
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA . 66,928 1,569,945
Industria de Diseno Textil SA ...... 26,263 1,732,430
3,302,375
Security
Shares
Shares Value
Sweden — 5.5%
Assa Abloy AB , Class B ......... 48,965 $ 1,891,560
Atlas Copco AB , Class A ......... 122,020 2,172,270
4,063,830
Switzerland — 2.9%
UBS Group AG (Registered) ...... 45,811 2,115,305
Taiwan — 7.0%
MediaTek, Inc. ................ 30,000 1,362,156
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 77,000 3,785,112
5,147,268
United Kingdom — 10.9%
AstraZeneca plc .............. 11,924 2,206,648
British American Tobacco plc ...... 32,535 1,844,431
Shell plc
(a)
................... 80,149 2,969,044
Taylor Wimpey plc ............. 731,165 1,058,001
8,078,124
United States — 4.1%
GE Aerospace ................ 5,101 1,571,261
Mastercard, Inc. , Class A ......... 2,577 1,471,158
3,042,419
Total Long-Term Investments — 99.3%
(Cost: $ 64,343,211 ) .............................. 73,431,408
Short-Term Securities
Money Market Funds — 4.5%
(b)(c)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.89%
(d)
....... 3,075,264 3,076,802
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65% ...... 264,607 264,607
Total Short-Term Securities — 4 .5%
(Cost: $ 3,341,409 ) .............................. 3,341,409
Total Investments — 103.8%
(Cost: $ 67,684,620 ) .............................. 76,772,817
Liabilities in Excess of Other Assets — (3.8) % ............ (2,839,425)
Net Assets — 100.0% .............................. $ 73,933,392
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock International V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 366,700 $ 2,710,578
(a)
$ — $ (476) $ — $ 3,076,802 3,075,264 $ 3,289
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 733,528 — (468,921)
(a)
— — 264,607 264,607 34,941 —
$ (476) $ — $ 3,341,409 $ 38,230 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 5,328,976 $ — $ — $ 5,328,976
China ............................................... 1,809,237 2,695,289 — 4,504,526
Finland .............................................. — 1,579,656 — 1,579,656
France .............................................. — 7,039,794 — 7,039,794
Germany ............................................ — 5,842,578 — 5,842,578
India ............................................... — 3,739,073 — 3,739,073
Italy ................................................ — 2,297,141 — 2,297,141
Japan ............................................... — 6,828,250 — 6,828,250
Mexico .............................................. 1,098,573 — — 1,098,573
Netherlands ........................................... — 5,619,810 — 5,619,810
Singapore ............................................ — 1,323,647 — 1,323,647
South Korea .......................................... — 2,480,063 — 2,480,063
Spain ............................................... — 3,302,375 — 3,302,375
Sweden ............................................. — 4,063,830 — 4,063,830
Switzerland ........................................... — 2,115,305 — 2,115,305
Taiwan .............................................. — 5,147,268 — 5,147,268
United Kingdom ........................................ — 8,078,124 — 8,078,124
United States .......................................... 3,042,419 — — 3,042,419
Short-Term Securities
Money Market Funds ...................................... 3,341,409 — — 3,341,409
$ 14,620,614 $ 62,152,203 $ — $ 76,772,817

Statement of Assets and Liabilities
December 31, 2025
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 73,431,408
Investments, at value — affiliated
(c)
.......................................................................................... 3,341,409
Foreign currency, at value
(d)
............................................................................................... 4,464
Receivables: –
Securities lending income — affiliated ...................................................................................... 565
Capital shares sold ................................................................................................... 279,401
Dividends — unaffiliated ............................................................................................... 127,143
Dividends — affiliated ................................................................................................. 1,622
Prepaid e xpenses ..................................................................................................... 303
Total a ssets .........................................................................................................
77,186,315
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,080,880
Payables: –
Capital shares redeemed ............................................................................................... 9,080
Interest expense .................................................................................................... 44
Investment advisory fees .............................................................................................. 37,086
Directors' and Officer's fees ............................................................................................. 30
Printing and postage fees .............................................................................................. 25,909
Professional fees .................................................................................................... 44,978
Transfer agent fees .................................................................................................. 44,893
Other accrued expenses ............................................................................................... 10,023
Total li abilities ........................................................................................................
3,252,923
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 73,933,392
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 67,812,571
Accumulated earnings .................................................................................................. 6,120,821
NET ASSETS ........................................................................................................
$ 73,933,392
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 64,343,211
(b)
  Securities loaned, at value ...................................................................................... $ 2,943,293
(c)
  Investments, at cost — affiliated ................................................................................... $ 3,341,409
(d)
  Foreign currency, at cost ....................................................................................... $ 4,464

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 73,933,392
Shares outstanding ...................................................................................................
6,449,766
Net asset value .....................................................................................................
$ 11.46
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,603,265
Dividends — affiliated ................................................................................................. 34,941
Securities lending income — affiliated — net ................................................................................. 3,289
Foreign taxes withheld ................................................................................................ (151,284)
Total investment income .................................................................................................
1,490,211
EXPENSES
Investment advisory .................................................................................................. 553,154
Transfer agent — class specific .......................................................................................... 137,650
Professional ....................................................................................................... 96,464
Accounting services .................................................................................................. 31,970
Printing and postage ................................................................................................. 13,861
Custodian ......................................................................................................... 12,902
Directors and Officer ................................................................................................. 7,141
Transfer agent ...................................................................................................... 5,007
Miscellaneous ...................................................................................................... 5,951
Total expenses excluding interest expense .....................................................................................
864,100
Interest expense .................................................................................................... 1,315
Total expenses .......................................................................................................
865,415
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (90,861)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (137,650)
Total expenses after fees waived and/or reimbursed ..............................................................................
636,904
Net investment income ..................................................................................................
853,307
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,866,754
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,490,341
Investments — affiliated ............................................................................................. (476)
Foreign currency transactions ......................................................................................... (85,568)
A
7,404,297
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,452,734
Foreign currency translations .......................................................................................... 9,723
A
2,462,457
Net realized and unrealized gain ...........................................................................................
9,866,754
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 10,720,061

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
8
BlackRock International V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 853,307  $ 511,937
Net realized gain .................................................................................. 7,404,297  2,984,515
Net change in unrealized appreciation (depreciation) .......................................................... 2,462,457  (3,126,415)
Net increase in net assets resulting from operations ............................................................. 10,720,061  370,037
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,092,307) (439,144)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (9,701,424) (7,648,710)
NET ASSETS
Total decrease in net assets ............................................................................ (73,670) (7,717,817)
Beginning of year .................................................................................... 74,007,062  81,724,879
End of year ........................................................................................
$ 73,933,392  $ 74,007,062
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock International V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 10.07  $ 10.09  $ 8.55  $ 11.88  $ 14.27
Net investment income
(a)
....................................
0 .12  0 .07  0 .10  0 .07  0 .11
Net realized and unrealized gain (loss) ...........................
1 .44  ( 0 .03 ) 1 .52  ( 3 .01 ) 1 .12
Net increase (decrease) from investment operations ................... 1.56  0.04  1.62  (2.94) 1.23
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .17 ) ( 0 .06 ) ( 0 .08 ) ( 0 .08 ) ( 0 .11 )
From net realized gain ...................................... —  —  —  ( 0 .31 ) ( 3 .51 )
Total distributions ........................................... (0.17) (0.06) (0.08) (0.39) (3.62)
Net asset value, end of year .................................. $ 11.46  $ 10.07  $ 10.09  $ 8.55  $ 11.88
Total Return
(c)
Based on net asset value ..................................... 15.53% 0.37% 19.02% (24.62)% 8.68%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.17% 1.18% 1.17% 1.17% 1.12%
Total expenses after fees waived and/or reimbursed ...................
0.86% 0.86% 0.86% 0.90% 0.93%
Net investment income ......................................
1.16% 0.65% 1.02% 0.77% 0.69%
Supplemental Data
Net assets, end of year (000) ................................... $ 73,933  $ 74,007  $ 81,725  $ 74,381  $ 103,072
Portfolio turnover rate ........................................ 116% 61% 102% 102% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
12
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Morgan Stanley .................................. $ 2,939,335 $ (2,939,335) $ — $ —
State Street Bank & Trust Co. ........................ 3,958 (3,958) — —
$ 2,943,293 $ (2,943,293) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 137,650

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 615 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2025, expense reimbursements were $78,647.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $90,246, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific, respectively, in the
Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $658 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 59,003

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $84,852,125 and $94,592,691, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the realization for tax purposes of investments in passive foreign investment companies and the characterization of corporate actions.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
Purchases ............................................................................................................... $ 337,024
Sales ................................................................................................................... 1,740,165
Net Realized Gain .......................................................................................................... 265,293
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock International V.I. Fund
Ordinary income ...................................................................................... $ 1,092,307 $ 439,144
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock International V.I. Fund .............................................. $ 20,771 $ (2,772,403) $ 8,872,453 $ 6,120,821
Fund Name Amount Utilized
BlackRock International V.I. Fund .......................................................................................... $ 7,460,127
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 67,908,033 $ 10,020,517 $ (1,155,733) $ 8,864,784

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
537,316 $ 5,712,463 429,627 $ 4,385,694
Shares issued in reinvestment of distributions ........................
97,412 1,092,307 41,919 439,144
Shares redeemed .........................................
(1,535,692) (16,506,194) (1,222,865) (12,473,548)
(900,964) $ (9,701,424) (751,319) $ (7,648,710)

Report of Independent Registered Public Accounting Firm
17
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
18
Portfolio Abbreviation
ADR American Depositary Receipts
SAB Special Assessment Bonds

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. ................ 21,988 $ 4,507,980
L3Harris Technologies, Inc. .............. 4,574 1,342,789
TransDigm Group, Inc. ................. 1,419 1,887,057
7,737,826
Automobiles — 3.3%
Tesla, Inc.
(a)
......................... 19,164 8,618,434
Banks — 2.4%
Citigroup, Inc. ....................... 32,540 3,797,093
JPMorgan Chase & Co. ................ 8,083 2,604,504
6,401,597
Broadline Retail — 8.1%
Amazon.com, Inc.
(a)
................... 92,673 21,390,782
Capital Markets — 0.5%
Robinhood Markets, Inc. , Class A
(a)
......... 10,955 1,239,010
Communications Equipment — 2.5%
Arista Networks, Inc.
(a)
................. 50,493 6,616,098
Consumer Finance — 1.0%
Capital One Financial Corp. .............. 11,035 2,674,443
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. ........................ 22,085 2,460,490
Electrical Equipment — 1.4%
GE Vernova, Inc. ..................... 1,954 1,277,076
Vertiv Holdings Co. , Class A ............. 14,264 2,310,910
3,587,986
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. , Class A ............... 36,354 4,912,879
Entertainment — 1.4%
Netflix, Inc.
(a)
........................ 38,405 3,600,853
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 42,811 4,082,029
Health Care Providers & Services — 1.0%
McKesson Corp. ..................... 3,050 2,501,884
Interactive Media & Services — 10.1%
Alphabet, Inc. , Class A ................. 42,194 13,206,722
Meta Platforms, Inc. , Class A ............. 20,358 13,438,112
26,644,834
IT Services — 3.6%
(a)
Shopify, Inc. , Class A .................. 17,787 2,863,173
Snowflake, Inc. , Class A ................ 30,424 6,673,809
9,536,982
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. ............. 3,255 1,886,110
Machinery — 2.0%
Caterpillar, Inc. ...................... 9,032 5,174,162
Metals & Mining — 0.5%
Newmont Corp. ...................... 13,369 1,334,895
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp. ......................... 23,617 1,265,871
Pharmaceuticals — 4.6%
Eli Lilly & Co. ....................... 11,397 12,248,128
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 25.0%
Advanced Micro Devices, Inc.
(a)
........... 25,018 $ 5,357,855
Broadcom, Inc. ...................... 37,132 12,851,385
Intel Corp.
(a)
........................ 144,149 5,319,098
Lam Research Corp. .................. 31,223 5,344,753
NVIDIA Corp. ....................... 199,027 37,118,536
65,991,627
Software — 15.8%
AppLovin Corp. , Class A
(a)
............... 5,828 3,927,023
Microsoft Corp. ...................... 48,326 23,371,420
Oracle Corp. ........................ 41,589 8,106,112
Palantir Technologies, Inc. , Class A
(a)
....... 25,743 4,575,818
Palo Alto Networks, Inc.
(a)
............... 9,612 1,770,531
41,750,904
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ......................... 57,401 15,605,036
Total Common Stocks — 97 .5%
(Cost: $ 163,153,697 ) .............................. 257,262,860
Preferred Securities
Preferred Stocks — 1.7%
Interactive Media & Services — 1.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
................ 17,396 4,499,823
Total Preferred Securities — 1 .7%
(Cost: $ 1,906,152 ) ............................... 4,499,823
Total Long-Term Investments — 99.2%
(Cost: $ 165,059,849 ) .............................. 261,762,683
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(d) (e)
................... 2,664,209 2,664,209
Total Short-Term Securities — 1 .0%
(Cost: $ 2,664,209 ) ............................... 2,664,209
Total Investments — 100 .2%
(Cost: $ 167,724,058 ) .............................. 264,426,892
Liabilities in Excess of Other Assets — (0.2) % ............. (415,032)
Net Assets — 100.0% ...............................
$ 264,011,860
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,499,823, representing 1.70% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (422)
(b)
$ 422 $ — $ — — $ 11,001
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 336,790 2,327,419
(b)
— — — 2,664,209 2,664,209 29,228 —
$ 422 $ — $ 2,664,209 $ 40,229 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 257,262,860 $ — $ — $ 257,262,860
Preferred Securities ....................................... — — 4,499,823 4,499,823
Short-Term Securities
Money Market Funds ...................................... 2,664,209 — — 2,664,209
$ 259,927,069 $ — $ 4,499,823 $ 264,426,892
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 3,143,457 $ 3,143,457
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 1,356,366 1,356,366
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2025 ....................................................................................
$ 4,499,823 $ 4,499,823
Net change in unrealized appreciation on investments still held at December 31, 2025
(b)
.......................................................
$ 1,356,366 $ 1,356,366
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 4,499,823 Market Revenue Multiple 1.45x —
$ 4,499,823

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
6
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 261,762,683
Investments, at value — affiliated
(b)
.......................................................................................... 2,664,209
Cash ............................................................................................................. 620
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,616
Capital shares sold ................................................................................................... 54,345
Dividends — unaffiliated ............................................................................................... 35,981
Dividends — affiliated ................................................................................................. 7,861
Prepaid e xpenses ..................................................................................................... 613
Total a ssets .........................................................................................................
264,527,928
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 32,207
Distribution fees ..................................................................................................... 30,294
Interest expense .................................................................................................... 206
Investment advisory fees .............................................................................................. 146,709
Directors' and Officer's fees ............................................................................................. 61
Printing and postage fees .............................................................................................. 34,804
Professional fees .................................................................................................... 75,734
Transfer agent fees .................................................................................................. 180,887
Other accrued expenses ............................................................................................... 15,166
Total li abilities ........................................................................................................
516,068
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 264,011,860
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 145,173,332
Accumulated earnings .................................................................................................. 118,838,528
NET ASSETS ........................................................................................................
$ 264,011,860
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 165,059,849
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,664,209
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 120,433,720
Shares outstanding ...................................................................................................
5,495,211
Net asset value .....................................................................................................
$ 21.92
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 143,578,140
Shares outstanding ...................................................................................................
6,871,903
Net asset value .....................................................................................................
$ 20.89
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 983,952
Dividends — affiliated ................................................................................................. 29,228
Interest — unaffiliated ................................................................................................. 759
Securities lending income — affiliated — net ................................................................................. 11,001
Foreign taxes withheld ................................................................................................ (18,962)
Total investment income .................................................................................................
1,005,978
EXPENSES
Investment advisory .................................................................................................. 1,705,779
Transfer agent — class specific .......................................................................................... 524,885
Distribution — class specific ............................................................................................ 357,117
Professional ....................................................................................................... 58,891
Accounting services .................................................................................................. 38,356
Directors and Officer ................................................................................................. 8,129
Printing and postage ................................................................................................. 7,683
Transfer agent ...................................................................................................... 5,439
Custodian ......................................................................................................... 4,291
Miscellaneous ...................................................................................................... 7,735
Total expenses excluding interest expense .....................................................................................
2,718,305
Interest expense .................................................................................................... 1,964
Total expenses .......................................................................................................
2,720,269
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (538)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (341,183)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,378,548
Net investment loss ....................................................................................................
(1,372,570)
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,722,344
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 55,789,877
Investments — affiliated ............................................................................................. 422
Foreign currency transactions ......................................................................................... 3,516
A
55,793,815
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (26,074,207)
Foreign currency translations .......................................................................................... 2,736
A
(26,071,471)
Net realized and unrealized gain ...........................................................................................
29,722,344
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 28,349,774

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (1,372,570) $ (1,016,513)
Net realized gain .................................................................................. 55,793,815  27,532,534
Net change in unrealized appreciation (depreciation) .......................................................... (26,071,471) 43,538,101
Net increase in net assets resulting from operations ............................................................. 28,349,774  70,054,122
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (19,039,782) (9,533,811)
Class III ....................................................................................... (23,682,126) (11,559,534)
Decrease in net assets resulting from distributions to shareholders ................................................... (42,721,908) (21,093,345)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 3,866,500  (15,252,770)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (10,505,634) 33,708,007
Beginning of year .................................................................................... 274,517,494  240,809,487
End of year ........................................................................................
$ 264,011,860  $ 274,517,494
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 23.21  $ 19.02  $ 12.67  $ 21.82  $ 21.58
Net investment loss
(a)
......................................
( 0 .09 ) ( 0 .06 ) ( 0 .02 ) ( 0 .02 ) ( 0 .09 )
Net realized and unrealized gain (loss) ...........................
2 .74  6 .13  6 .70  ( 8 .23 ) 3 .89
Net increase (decrease) from investment operations ................... 2.65  6.07  6.68  (8.25) 3.80
Distributions from net realized gain
(b)
............................ (3.94) (1.88) (0.33) (0.90) (3.56)
Net asset value, end of year .................................. $ 21.92  $ 23.21  $ 19.02  $ 12.67  $ 21.82
Total Return
(c)
Based on net asset value ..................................... 11.80% 31.71% 52.86% (38.11)% 18.09%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.90% 0.96% 0.93% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...................
0.77% 0.78% 0.83% 0.79% 0.77%
Net investment loss .........................................
(0.39)% (0.25)% (0.15)% (0.11)% (0.40)%
Supplemental Data
Net assets, end of year (000) ................................... $ 120,434  $ 124,664  $ 106,676  $ 87,220  $ 150,211
Portfolio turnover rate ........................................ 64% 27% 27% 50% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 22.35  $ 18.37  $ 12.25  $ 21.19  $ 21.10
Net investment loss
(a)
......................................
( 0 .14 ) ( 0 .11 ) ( 0 .06 ) ( 0 .05 ) ( 0 .15 )
Net realized and unrealized gain (loss) ...........................
2 .62  5 .91  6 .47  ( 7 .99 ) 3 .80
Net increase (decrease) from investment operations ................... 2.48  5.80  6.41  (8.04) 3.65
Distributions from net realized gain
(b)
............................ (3.94) (1.82) (0.29) (0.90) (3.56)
Net asset value, end of year .................................. $ 20.89  $ 22.35  $ 18.37  $ 12.25  $ 21.19
Total Return
(c)
Based on net asset value ..................................... 11.48% 31.39% 52.47% (38.25)% 17.78%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.15% 1.22% 1.21% 1.18% 1.16%
Total expenses after fees waived and/or reimbursed ...................
1.02% 1.03% 1.08% 1.04% 1.02%
Net investment loss .........................................
(0.64)% (0.50)% (0.40)% (0.36)% (0.65)%
Supplemental Data
Net assets, end of year (000) ................................... $ 143,578  $ 149,854  $ 134,133  $ 83,884  $ 162,772
Portfolio turnover rate ........................................ 64% 27% 27% 50% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
14
appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $357,117.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $538.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 238,535 $ 286,350 $ 524,885
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 154,827
Class III ...................................................................................................... 186,356
$ 341,183

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
16
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $2,450 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $169,706,585 and $211,831,824, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
Class I Class III
Expense Limitations .................................................................................. 0.79% 1.04%

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
BlackRock Large Cap Focus Growth V.I. Fund ....................................................... $ (1,369,054) $ 1,369,054
—
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Large Cap Focus Growth V.I. Fund
Ordinary income ...................................................................................... $ — $ 1,943,768
Long-term capital gains ................................................................................. 42,721,908 19,149,577
$ 42,721,908 $ 21,093,345
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Large Cap Focus Growth V.I. Fund ..................................................... $ 22,135,202 $ 96,703,326 $ 118,838,528
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 167,725,580 $ 99,270,393 $ (2,567,067) $ 96,703,326

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
18
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 25.2%
Software ........................................................................................................... 16.0
Interactive Media & Services .............................................................................................. 11.9
Broadline Retail ....................................................................................................... 8.1
Technology Hardware, Storage & Peripherals ................................................................................... 6.0
Other
(a)
............................................................................................................. 32.8
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
308,653 $ 6,925,798 320,271 $ 7,288,808
Shares issued in reinvestment of distributions ........................
863,473 19,039,782 398,791 9,533,811
Shares redeemed .........................................
(1,047,779) (24,457,101) (957,627) (21,040,206)
124,347 $ 1,508,479 (238,565) $ (4,217,587)
Class III
Shares sold .............................................
810,562 $ 18,414,183 860,163 $ 18,304,995
Shares issued in reinvestment of distributions ........................
1,124,760 23,682,126 502,182 11,559,534
Shares redeemed .........................................
(1,768,075) (39,738,288) (1,960,377) (40,899,712)
167,247 $ 2,358,021 (598,032) $ (11,035,183)
291,594 $ 3,866,500 (836,597) $ (15,252,770)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
20
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Airbus SE .......................... 645 $ 149,784
Axon Enterprise, Inc.
(a)
................. 80 45,434
BAE Systems plc ..................... 4,626 106,468
Boeing Co. (The)
(a)
.................... 653 141,779
BWX Technologies, Inc. ................ 263 45,457
Curtiss-Wright Corp. ................... 93 51,268
Dassault Aviation SA .................. 69 22,122
Elbit Systems Ltd. .................... 24 13,779
GE Aerospace ....................... 1,857 572,012
General Dynamics Corp. ................ 1,050 353,493
HEICO Corp. , Class A .................. 474 119,652
Howmet Aerospace, Inc. ................ 656 134,493
Leonardo SpA ....................... 535 30,602
Lockheed Martin Corp. ................. 264 127,689
Northrop Grumman Corp. ............... 74 42,196
Rheinmetall AG ...................... 63 114,937
Rolls-Royce Holdings plc ............... 6,848 105,909
RTX Corp. ......................... 2,035 373,219
Saab AB , Class B .................... 1,870 108,498
Safran SA .......................... 813 283,182
Singapore Technologies Engineering Ltd. ..... 11,200 73,182
Thales SA .......................... 200 53,953
3,069,108
Automobile Components — 0.3%
Aptiv plc
(a)
.......................... 1,371 104,319
BorgWarner, Inc. ..................... 4,327 194,975
Cie Generale des Etablissements Michelin SCA 1,165 38,615
Continental AG ...................... 1,000 79,363
Denso Corp. ........................ 1,100 15,193
Mobileye Global, Inc. , Class A
(a)
........... 5,245 54,758
QuantumScape Corp. , Class A
(a)
........... 1,983 20,663
507,886
Automobiles — 1.1%
General Motors Co. ................... 280 22,770
Mercedes-Benz Group AG ............... 196 13,587
Tesla, Inc.
(a)
......................... 3,234 1,454,394
Toyota Motor Corp. ................... 8,700 186,851
1,677,602
Banks — 5.9%
Banca Monte dei Paschi di Siena SpA ....... 10,836 115,373
Banco Bilbao Vizcaya Argentaria SA ........ 9,907 232,391
Banco BPM SpA ..................... 1,170 17,766
Banco de Sabadell SA ................. 6,647 26,195
Banco Santander SA .................. 29,863 351,502
Bank Hapoalim BM ................... 1,675 37,884
Bank Leumi Le-Israel BM ............... 1,970 43,414
Bank of America Corp. ................. 12,504 687,720
Bank of Ireland Group plc ............... 1,406 26,890
Barclays plc ........................ 31,637 202,513
BAWAG Group AG
(b) (c)
.................. 138 20,785
BNP Paribas SA ..................... 2,400 227,057
Citigroup, Inc. ....................... 4,357 508,418
Comerica, Inc. ....................... 40 3,477
Commerzbank AG .................... 1,670 70,482
Commonwealth Bank of Australia .......... 3,673 392,053
Credit Agricole SA .................... 2,332 48,011
DBS Group Holdings Ltd. ............... 2,800 122,653
DNB Bank ASA ...................... 785 21,871
FinecoBank Banca Fineco SpA ........... 609 15,779
Fukuoka Financial Group, Inc. ............ 500 16,173
Hang Seng Bank Ltd. .................. 500 9,864
HSBC Holdings plc ................... 34,324 540,120
Security
Shares
Shares Value
Banks (continued)
Intesa Sanpaolo SpA .................. 71,593 $ 494,715
Israel Discount Bank Ltd. , Class A ......... 1,619 17,193
Japan Post Bank Co. Ltd. ............... 16,600 233,679
JPMorgan Chase & Co. ................ 4,351 1,401,979
Mitsubishi UFJ Financial Group, Inc. ........ 21,200 336,467
Mizuho Financial Group, Inc. ............. 2,500 91,236
NatWest Group plc .................... 12,079 105,960
Nordea Bank Abp .................... 5,388 101,371
NU Holdings Ltd. , Class A
(a)
.............. 4,207 70,425
PNC Financial Services Group, Inc. (The) .... 423 88,293
Resona Holdings, Inc. ................. 5,000 47,589
Shizuoka Financial Group, Inc. ............ 1,100 17,079
Societe Generale SA .................. 925 74,466
Standard Chartered plc ................. 5,978 145,866
Sumitomo Mitsui Financial Group, Inc. ....... 10,400 334,479
Sumitomo Mitsui Trust Group, Inc. .......... 8,300 252,941
Svenska Handelsbanken AB , Class A ....... 12,158 176,140
Swedbank AB , Class A ................. 676 23,454
Truist Financial Corp. .................. 2,737 134,688
UniCredit SpA ....................... 861 71,314
US Bancorp ........................ 8,452 450,999
Wells Fargo & Co. .................... 3,987 371,588
8,780,312
Beverages — 0.7%
Celsius Holdings, Inc.
(a)
................. 683 31,240
Coca-Cola Co. (The) .................. 5,475 382,757
Coca-Cola HBC AG ................... 1,000 51,734
Keurig Dr Pepper, Inc. ................. 5,968 167,164
Monster Beverage Corp.
(a)
............... 1,436 110,098
PepsiCo, Inc. ....................... 1,651 236,952
979,945
Biotechnology — 1.1%
AbbVie, Inc. ........................ 2,062 471,146
Alkermes plc
(a)
....................... 1,453 40,655
Amgen, Inc. ........................ 928 303,744
BioMarin Pharmaceutical, Inc.
(a)
........... 1,936 115,057
CSL Ltd. ........................... 793 91,260
Exact Sciences Corp.
(a)
................. 147 14,929
Exelixis, Inc.
(a)
....................... 1,265 55,445
Gilead Sciences, Inc. .................. 1,972 242,043
Insmed, Inc.
(a)
....................... 126 21,929
Moderna, Inc.
(a)
...................... 1,425 42,023
Natera, Inc.
(a)
....................... 309 70,789
Regeneron Pharmaceuticals, Inc. .......... 169 130,446
Sarepta Therapeutics, Inc.
(a)
............. 117 2,518
United Therapeutics Corp.
(a)
.............. 69 33,620
1,635,604
Broadline Retail — 2.4%
Amazon.com, Inc.
(a)
................... 13,234 3,054,672
Coupang, Inc. , Class A
(a)
................ 1,557 36,730
Etsy, Inc.
(a)
......................... 868 48,122
Global-e Online Ltd.
(a)
.................. 297 11,675
MercadoLibre, Inc.
(a)
................... 47 94,670
Prosus NV , Class N ................... 2,333 144,457
Sea Ltd. , ADR, Class A
(a)
................ 991 126,422
Wesfarmers Ltd. ..................... 976 52,580
3,569,328
Building Products — 0.0%
Kingspan Group plc ................... 176 15,166
Trane Technologies plc ................. 107 41,644
56,810

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 3.2%
3i Group plc ........................ 2,831 $ 124,136
Ameriprise Financial, Inc. ............... 476 233,402
Amundi SA
(b) (c)
....................... 567 46,862
Ares Management Corp. , Class A .......... 236 38,145
Blackstone, Inc. ...................... 918 141,501
Blue Owl Capital, Inc. , Class A
(d)
........... 2,955 44,148
Brookfield Asset Management Ltd. , Class A ... 483 25,304
Carlyle Group, Inc. (The) ................ 319 18,856
Charles Schwab Corp. (The) ............. 4,784 477,969
CME Group, Inc. , Class A ............... 884 241,403
Coinbase Global, Inc. , Class A
(a)
........... 167 37,765
Daiwa Securities Group, Inc. ............. 9,500 83,256
Deutsche Bank AG (Registered) ........... 5,458 210,347
Euronext NV
(b) (c)
...................... 371 55,731
Futu Holdings Ltd. , ADR
(a)
............... 119 19,541
Goldman Sachs Group, Inc. (The) ......... 322 283,038
Hong Kong Exchanges & Clearing Ltd. ...... 1,700 88,946
HUB24 Ltd. ......................... 209 13,372
Interactive Brokers Group, Inc. , Class A ...... 1,629 104,761
Intercontinental Exchange, Inc. ........... 2,270 367,649
Janus Henderson Group plc ............. 157 7,468
Jefferies Financial Group, Inc. ............ 829 51,373
Julius Baer Group Ltd. ................. 899 70,240
London Stock Exchange Group plc ......... 1,067 128,348
Macquarie Group Ltd. .................. 1,696 229,181
Moody's Corp. ....................... 312 159,385
Morgan Stanley ...................... 1,224 217,297
Nasdaq, Inc. ........................ 605 58,764
Nomura Holdings, Inc. ................. 27,100 225,756
Robinhood Markets, Inc. , Class A
(a)
......... 820 92,742
S&P Global, Inc. ..................... 662 345,955
Schroders plc ....................... 8,796 48,083
St. James's Place plc .................. 2,147 39,879
Swissquote Group Holding SA (Registered) ... 97 58,892
UBS Group AG (Registered) ............. 6,182 285,451
Virtu Financial, Inc. , Class A .............. 535 17,826
XP, Inc. , Class A ..................... 217 3,552
4,696,324
Chemicals — 1.1%
Air Liquide SA ....................... 898 168,783
Air Products & Chemicals, Inc. ............ 254 62,743
Albemarle Corp. ..................... 417 58,980
Celanese Corp. ...................... 141 5,961
Corteva, Inc. ........................ 7,315 490,324
Dow, Inc. .......................... 2,794 65,324
Ecolab, Inc. ........................ 603 158,300
Linde plc .......................... 1,328 566,246
Tosoh Corp. ........................ 2,300 34,562
Westlake Corp. ...................... 557 41,185
1,652,408
Commercial Services & Supplies — 0.2%
Cintas Corp. ........................ 746 140,300
MSA Safety, Inc. ..................... 9 1,441
RB Global, Inc. ...................... 233 23,969
Republic Services, Inc. ................. 555 117,621
Veralto Corp. ........................ 753 75,135
358,466
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................. 2,163 283,418
Cisco Systems, Inc. ................... 5,510 424,435
Motorola Solutions, Inc. ................ 1,087 416,669
1,124,522
Security
Shares
Shares Value
Construction & Engineering — 0.5%
AECOM ........................... 917 $ 87,418
API Group Corp.
(a)
.................... 3,716 142,174
Bouygues SA ....................... 588 30,567
Comfort Systems USA, Inc. .............. 75 69,997
Eiffage SA ......................... 220 31,521
Ferrovial SE ........................ 721 46,714
Fluor Corp.
(a)
........................ 423 16,764
MasTec, Inc.
(a)
....................... 240 52,169
Obayashi Corp. ...................... 1,300 27,206
Primoris Services Corp. ................ 159 19,738
Shimizu Corp. ....................... 1,800 30,733
Skanska AB , Class B .................. 498 13,570
Vinci SA ........................... 868 122,113
690,684
Construction Materials — 0.0%
James Hardie Industries plc , ADR
(a)
........ 185 3,839
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 2,542 115,127
American Express Co. ................. 429 158,709
Capital One Financial Corp. .............. 704 170,621
Credit Saison Co. Ltd. .................. 3,200 85,841
OneMain Holdings, Inc. ................. 1,396 94,300
624,598
Consumer Staples Distribution & Retail — 1.8%
Aeon Co. Ltd. ....................... 1,900 30,014
BJ's Wholesale Club Holdings, Inc.
(a)
........ 225 20,257
Casey's General Stores, Inc. ............. 135 74,616
Coles Group Ltd. ..................... 6,281 89,776
Costco Wholesale Corp. ................ 997 859,753
Dollar General Corp. .................. 1,026 136,222
Dollar Tree, Inc.
(a)
..................... 527 64,826
Koninklijke Ahold Delhaize NV ............ 568 23,292
Kroger Co. (The) ..................... 304 18,994
Loblaw Cos. Ltd. ..................... 773 34,946
Maplebear, Inc.
(a)
..................... 945 42,506
Seven & i Holdings Co. Ltd. .............. 2,800 40,228
Sprouts Farmers Market, Inc.
(a)
............ 958 76,324
Sysco Corp. ........................ 2,074 152,833
Target Corp. ........................ 1,259 123,067
Walmart, Inc. ........................ 8,269 921,249
2,708,903
Diversified Consumer Services — 0.0%
Duolingo, Inc. , Class A
(a)
................ 218 38,259
Diversified REITs — 0.0%
Land Securities Group plc ............... 3,084 25,787
Diversified Telecommunication Services — 0.5%
AT&T, Inc. .......................... 8,729 216,828
Deutsche Telekom AG (Registered) ........ 5,462 177,794
Frontier Communications Parent, Inc.
(a)
...... 310 11,802
Singapore Telecommunications Ltd. ........ 49,700 175,838
Sunrise Communications AG , Class A
(a)
...... 442 23,599
Verizon Communications, Inc. ............ 4,768 194,201
800,062
Electric Utilities — 0.9%
BKW AG .......................... 80 16,969
Constellation Energy Corp. .............. 436 154,026
Duke Energy Corp. ................... 809 94,823
Edison International ................... 2,483 149,029
EDP SA ........................... 11,238 51,760
Eversource Energy ................... 1,250 84,162
Exelon Corp.
(d)
....................... 652 28,421

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Iberdrola SA ........................ 14,068 $ 304,620
Kansai Electric Power Co., Inc. (The) ....... 2,100 32,980
NextEra Energy, Inc. .................. 1,721 138,162
NRG Energy, Inc. ..................... 700 111,468
PG&E Corp. ........................ 6,605 106,142
Southern Co. (The) ................... 144 12,557
SSE plc ........................... 3,208 94,052
Tokyo Electric Power Co. Holdings, Inc.
(a)
..... 3,000 12,615
1,391,786
Electrical Equipment — 1.5%
ABB Ltd. (Registered) .................. 4,417 325,610
Accelleron Industries AG ................ 133 10,258
AMETEK, Inc. ....................... 72 14,782
Bloom Energy Corp. , Class A
(a)
............ 378 32,844
Eaton Corp. plc ...................... 1,374 437,633
Emerson Electric Co. .................. 1,019 135,242
GE Vernova, Inc. ..................... 620 405,213
Mitsubishi Electric Corp. ................ 700 20,410
Nextpower, Inc. , Class A
(a)
............... 464 40,419
Nidec Corp. ........................ 1,800 24,440
nVent Electric plc ..................... 145 14,786
Rockwell Automation, Inc. ............... 284 110,496
Schneider Electric SE .................. 301 82,346
Siemens Energy AG
(a)
.................. 2,552 358,016
Vertiv Holdings Co. , Class A ............. 1,073 173,837
Vestas Wind Systems A/S ............... 2,426 65,617
2,251,949
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 1,413 190,953
Arrow Electronics, Inc.
(a)
................ 474 52,225
Badger Meter, Inc. .................... 134 23,371
Flex Ltd.
(a)
.......................... 1,381 83,440
Hexagon AB , Class B .................. 1,240 14,606
Jabil, Inc. .......................... 216 49,252
Keysight Technologies, Inc.
(a)
............. 460 93,468
Kyocera Corp. ....................... 5,800 81,309
Murata Manufacturing Co. Ltd. ............ 3,300 68,204
TE Connectivity plc ................... 959 218,182
Teledyne Technologies, Inc.
(a)
............. 143 73,034
Vontier Corp. ........................ 290 10,782
Zebra Technologies Corp. , Class A
(a)
........ 112 27,196
986,022
Energy Equipment & Services — 0.0%
TechnipFMC plc ...................... 458 20,408
Entertainment — 1.0%
Electronic Arts, Inc. ................... 279 57,008
Netflix, Inc.
(a)
........................ 6,114 573,249
Nintendo Co. Ltd. ..................... 1,200 81,018
ROBLOX Corp. , Class A
(a)
............... 1,647 133,456
Spotify Technology SA
(a)
................ 537 311,841
Take-Two Interactive Software, Inc.
(a)
........ 75 19,202
Walt Disney Co. (The) ................. 2,623 298,419
Warner Bros Discovery, Inc.
(a)
............ 2,565 73,923
1,548,116
Financial Services — 2.1%
Affirm Holdings, Inc. , Class A
(a)
............ 747 55,599
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,030 1,020,379
Block, Inc. , Class A
(a)
.................. 987 64,244
Edenred SE ........................ 573 12,667
Essent Group Ltd. .................... 1,784 115,978
Fidelity National Information Services, Inc. .... 1,385 92,047
Fiserv, Inc.
(a)
........................ 1,495 100,419
Security
Shares
Shares Value
Financial Services (continued)
Global Payments, Inc. ................. 323 $ 25,000
M&G plc ........................... 9,749 37,532
Mastercard, Inc. , Class A ................ 1,239 707,320
MGIC Investment Corp. ................ 1,645 48,067
ORIX Corp. ......................... 800 23,398
Rocket Cos., Inc. , Class A ............... 3,650 70,664
Toast, Inc. , Class A
(a)
.................. 625 22,194
Visa, Inc. , Class A .................... 2,112 740,700
3,136,208
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG ..... 1 14,612
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 146,656
Hershey Co. (The) .................... 183 33,302
Kerry Group plc , Class A ................ 268 24,491
Nestle SA (Registered) ................. 1,475 146,407
365,468
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 923 41,901
Snam SpA ......................... 8,457 56,196
98,097
Ground Transportation — 0.3%
CSX Corp. ......................... 407 14,754
Norfolk Southern Corp. ................. 260 75,067
Uber Technologies, Inc.
(a)
............... 2,037 166,443
Union Pacific Corp. ................... 756 174,878
431,142
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.
(a)
................ 3,864 368,432
Edwards Lifesciences Corp.
(a)
............ 223 19,011
EssilorLuxottica SA ................... 620 196,043
Hologic, Inc.
(a)
....................... 151 11,248
Intuitive Surgical, Inc.
(a)
................. 169 95,715
Medtronic plc ....................... 2,156 207,105
STERIS plc ......................... 584 148,056
Stryker Corp. ....................... 583 204,907
1,250,517
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. ................... 647 132,959
Centene Corp.
(a)
..................... 2,678 110,200
Cigna Group (The) .................... 997 274,404
CVS Health Corp. .................... 1,954 155,069
Elevance Health, Inc. .................. 227 79,575
Encompass Health Corp. ............... 1,999 212,174
Guardant Health, Inc.
(a)
................. 196 20,019
HCA Healthcare, Inc. .................. 187 87,303
Humana, Inc. ....................... 67 17,161
McKesson Corp. ..................... 360 295,304
Tenet Healthcare Corp.
(a)
................ 378 75,116
UnitedHealth Group, Inc. ................ 1,194 394,151
1,853,435
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 3,059 149,707
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a)
................ 1,261 55,837
Pro Medicus Ltd. ..................... 144 21,149
Veeva Systems, Inc. , Class A
(a)
........... 88 19,644
Waystar Holding Corp.
(a)
................ 848 27,772
124,402

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. .................. 4,941 $ 191,288
Booking Holdings, Inc. ................. 56 299,898
Chipotle Mexican Grill, Inc.
(a)
............. 969 35,853
DoorDash, Inc. , Class A
(a)
............... 136 30,801
Expedia Group, Inc. ................... 75 21,248
Galaxy Entertainment Group Ltd. .......... 12,000 59,170
Light & Wonder, Inc.
(a)
.................. 277 28,556
McDonald's Corp. .................... 590 180,322
Restaurant Brands International, Inc. ........ 304 20,742
Sportradar Group AG , Class A
(a) (d)
.......... 618 14,690
Viking Holdings Ltd.
(a)
.................. 299 21,352
903,920
Household Durables — 0.9%
Barratt Redrow plc .................... 3,654 18,771
Berkeley Group Holdings plc ............. 799 42,053
DR Horton, Inc. ...................... 1,340 193,000
Installed Building Products, Inc. ........... 92 23,864
Lennar Corp. , Class A .................. 755 77,614
Meritage Homes Corp. ................. 1,922 126,468
Panasonic Holdings Corp. ............... 11,900 154,272
Persimmon plc ...................... 1,755 32,079
PulteGroup, Inc. ..................... 361 42,331
Sekisui House Ltd. .................... 7,700 171,812
Sony Group Corp. .................... 14,400 369,374
Taylor Morrison Home Corp.
(a)
............ 2,413 142,053
Taylor Wimpey plc .................... 11,228 16,247
1,409,938
Household Products — 0.1%
Reckitt Benckiser Group plc .............. 1,408 113,934
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ........................ 331 53,400
Industrial Conglomerates — 1.1%
3M Co. ............................ 1,326 212,293
Hitachi Ltd. ......................... 6,300 197,578
Honeywell International, Inc. ............. 4,770 930,579
Siemens AG (Registered) ............... 893 250,108
1,590,558
Industrial REITs — 0.0%
Segro plc .......................... 3,824 37,047
Insurance — 3.3%
Aegon Ltd. ......................... 12,854 99,957
Aflac, Inc. .......................... 1,642 181,063
Ageas SA .......................... 631 44,208
AIA Group Ltd. ...................... 48,600 500,244
Allianz SE (Registered) ................. 662 306,094
Allstate Corp. (The) ................... 1,219 253,735
American International Group, Inc. ......... 560 47,908
ASR Nederland NV ................... 1,545 109,928
AXA SA ........................... 3,623 173,835
Brighthouse Financial, Inc.
(a)
............. 72 4,665
Chubb Ltd. ......................... 141 44,009
Dai-ichi Life Holdings, Inc. ............... 20,500 170,367
Hartford Insurance Group, Inc. (The) ........ 887 122,229
Helvetia Baloise Holding AG ............. 14 3,682
Japan Post Holdings Co. Ltd. ............. 41,300 435,773
Marsh & McLennan Cos., Inc. ............ 1,356 251,565
MetLife, Inc. ........................ 2,775 219,059
MS&AD Insurance Group Holdings, Inc. ..... 5,800 136,167
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 24 15,794
NN Group NV ....................... 1,687 130,143
Security
Shares
Shares Value
Insurance (continued)
Principal Financial Group, Inc. ............ 658 $ 58,042
Progressive Corp. (The) ................ 1,855 422,421
Prudential Financial, Inc. ................ 445 50,232
QBE Insurance Group Ltd. .............. 829 10,976
Sompo Holdings, Inc. .................. 1,500 50,913
Swiss Re AG ........................ 256 42,647
T&D Holdings, Inc. .................... 400 9,233
Tokio Marine Holdings, Inc. .............. 2,500 92,415
Travelers Cos., Inc. (The) ............... 1,529 443,502
Tryg A/S ........................... 3,654 95,557
Zurich Insurance Group AG .............. 470 355,650
4,882,013
Interactive Media & Services — 4.4%
Alphabet, Inc. , Class A ................. 7,866 2,462,058
Alphabet, Inc. , Class C ................. 6,352 1,993,258
LY Corp. ........................... 22,300 59,339
Meta Platforms, Inc. , Class A ............. 2,877 1,899,079
REA Group Ltd. ...................... 416 50,713
Reddit, Inc. , Class A
(a)
.................. 289 66,432
6,530,879
IT Services — 0.7%
Accenture plc , Class A ................. 566 151,858
Capgemini SE ....................... 222 36,863
Fujitsu Ltd. ......................... 900 24,735
Gartner, Inc.
(a)
....................... 396 99,903
GoDaddy, Inc. , Class A
(a)
................ 219 27,173
International Business Machines Corp. ...... 1,105 327,312
Kyndryl Holdings, Inc.
(a)
................. 743 19,734
MongoDB, Inc. , Class A
(a)
............... 70 29,378
NEC Corp. ......................... 3,400 115,041
Otsuka Corp. ....................... 2,200 45,332
Shopify, Inc. , Class A
(a)
................. 73 11,754
VeriSign, Inc. ....................... 541 131,436
Wix.com Ltd.
(a)
....................... 234 24,310
1,044,829
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............. 900 23,954
BRP, Inc. .......................... 275 19,445
Hasbro, Inc. ........................ 1,115 91,430
134,829
Life Sciences Tools & Services — 0.1%
Danaher Corp. ...................... 287 65,700
Eurofins Scientific SE .................. 282 20,622
Mettler-Toledo International, Inc.
(a)
......... 19 26,490
Thermo Fisher Scientific, Inc. ............. 165 95,609
208,421
Machinery — 0.7%
Caterpillar, Inc. ...................... 205 117,438
Crane Co. .......................... 365 67,317
Epiroc AB , Class A .................... 989 22,294
IHI Corp. .......................... 3,100 54,500
Illinois Tool Works, Inc. ................. 1,103 271,669
ITT, Inc. ........................... 113 19,607
Kone OYJ , Class B ................... 624 44,206
Mitsubishi Heavy Industries Ltd. ........... 7,500 183,093
Parker-Hannifin Corp. .................. 130 114,265
Pentair plc ......................... 188 19,578
Schindler Holding AG .................. 116 43,624
Techtronic Industries Co. Ltd. ............. 1,500 17,255
Toyota Industries Corp. ................. 200 22,673

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ......................... 252 $ 34,317
1,031,836
Marine Transportation — 0.2%
AP Moller - Maersk A/S , Class A ........... 22 50,463
AP Moller - Maersk A/S , Class B ........... 26 59,658
Kirby Corp.
(a)
........................ 312 34,376
Mitsui OSK Lines Ltd. .................. 1,900 57,123
Nippon Yusen KK ..................... 800 25,913
227,533
Media — 0.4%
Charter Communications, Inc. , Class A
(a)
..... 205 42,794
Comcast Corp. , Class A ................ 11,807 352,911
Fox Corp. , Class A .................... 554 40,481
Fox Corp. , Class B .................... 537 34,867
Informa plc ......................... 5,500 65,259
Publicis Groupe SA ................... 443 46,005
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,337 50,752
WPP plc ........................... 1,452 6,523
639,592
Metals & Mining — 0.2%
Anglo American plc ................... 513 21,219
Anglogold Ashanti plc .................. 705 60,122
Antofagasta plc ...................... 1,339 58,816
Commercial Metals Co. ................. 315 21,804
Fortescue Ltd. ....................... 3,053 44,643
Southern Copper Corp. ................. 104 14,921
thyssenkrupp AG ..................... 4,431 47,636
269,161
Multi-Utilities — 0.3%
Centrica plc ........................ 10,071 22,962
E.ON SE .......................... 2,543 48,152
Engie SA .......................... 2,677 70,323
National Grid plc ..................... 10,931 167,665
Veolia Environnement SA ............... 2,285 79,512
388,614
Office REITs — 0.0%
Gecina SA ......................... 208 19,754
Oil, Gas & Consumable Fuels — 1.8%
BP plc ............................ 36,406 212,318
Cameco Corp. ....................... 323 29,576
Chevron Corp. ....................... 1,592 242,637
ENEOS Holdings, Inc. ................. 41,000 290,079
EOG Resources, Inc. .................. 1,650 173,267
Exxon Mobil Corp. .................... 3,504 421,671
HF Sinclair Corp. ..................... 1,203 55,434
Kinder Morgan, Inc. ................... 9,550 262,530
Marathon Petroleum Corp. .............. 131 21,305
Ovintiv, Inc. ......................... 323 12,658
Repsol SA ......................... 940 17,539
Santos Ltd. ......................... 31,493 129,348
Shell plc ........................... 13,917 512,873
Targa Resources Corp. ................. 269 49,630
TotalEnergies SE ..................... 2,862 186,597
2,617,462
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 1,980 159,905
Passenger Airlines — 0.5%
Alaska Air Group, Inc.
(a)
................. 953 47,936
American Airlines Group, Inc.
(a)
............ 3,275 50,206
Delta Air Lines, Inc. ................... 2,527 175,374
Security
Shares
Shares Value
Passenger Airlines (continued)
Deutsche Lufthansa AG (Registered) ....... 1,629 $ 16,003
Japan Airlines Co. Ltd. ................. 1,400 25,964
Joby Aviation, Inc. , Class A
(a)
............. 5,728 75,610
Qantas Airways Ltd. ................... 16,522 114,145
Singapore Airlines Ltd. ................. 4,400 21,846
Southwest Airlines Co. ................. 581 24,013
United Airlines Holdings, Inc.
(a)
............ 1,719 192,218
743,315
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 159 4,250
Kenvue, Inc. ........................ 1,846 31,843
Unilever plc ......................... 2,819 184,186
220,279
Pharmaceuticals — 2.1%
AstraZeneca plc ..................... 2,855 528,344
Bristol-Myers Squibb Co. ................ 3,573 192,728
Daiichi Sankyo Co. Ltd. ................. 1,000 21,235
Eli Lilly & Co. ....................... 577 620,090
GSK plc ........................... 8,245 202,144
Haleon plc ......................... 9,317 47,082
Ipsen SA .......................... 204 28,464
Johnson & Johnson ................... 1,479 306,079
Novartis AG (Registered) ............... 2,377 327,541
Novo Nordisk A/S , Class B .............. 3,163 160,423
Pfizer, Inc. ......................... 9,384 233,662
Roche Holding AG .................... 327 136,019
Royalty Pharma plc , Class A ............. 499 19,281
Sanofi SA .......................... 2,419 234,051
Zoetis, Inc. , Class A ................... 552 69,453
3,126,596
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 732 188,292
Broadridge Financial Solutions, Inc. ........ 140 31,244
Bureau Veritas SA .................... 552 17,561
Dayforce, Inc.
(a)
...................... 50 3,458
Equifax, Inc. ........................ 203 44,047
ExlService Holdings, Inc.
(a)
.............. 2,126 90,227
Experian plc ........................ 4,304 194,053
Jacobs Solutions, Inc. .................. 208 27,552
KBR, Inc. .......................... 1,651 66,370
RELX plc .......................... 2,555 102,933
Robert Half, Inc. ..................... 125 3,395
SS&C Technologies Holdings, Inc. ......... 562 49,130
Thomson Reuters Corp.
(d)
............... 1,067 140,808
Verisk Analytics, Inc. ................... 335 74,936
1,034,006
Real Estate Management & Development — 0.3%
Daiwa House Industry Co. Ltd. ............ 900 29,897
Mitsui Fudosan Co. Ltd. ................ 2,000 22,729
Nomura Real Estate Holdings, Inc. ......... 31,700 195,695
Sino Land Co. Ltd. .................... 14,000 18,422
Tokyo Tatemono Co. Ltd. ................ 5,300 120,150
Tokyu Fudosan Holdings Corp. ............ 3,800 34,713
421,606
Residential REITs — 0.1%
Invitation Homes, Inc. .................. 7,651 212,621
Retail REITs — 0.1%
Simon Property Group, Inc. .............. 478 88,483
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.
(a)
........... 2,648 567,096
Advantest Corp. ...................... 800 101,158

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. ................... 1,103 $ 299,134
Applied Materials, Inc. ................. 505 129,780
ASML Holding NV .................... 637 686,380
Astera Labs, Inc.
(a)
.................... 374 62,219
Broadcom, Inc. ...................... 6,272 2,170,739
Credo Technology Group Holding Ltd.
(a)
...... 325 46,764
First Solar, Inc.
(a)
..................... 96 25,078
Intel Corp.
(a)
........................ 7,899 291,473
Kioxia Holdings Corp.
(a)
................. 300 19,967
KLA Corp. .......................... 126 153,100
Lam Research Corp. .................. 1,584 271,149
MACOM Technology Solutions Holdings, Inc.
(a)
. 117 20,040
Marvell Technology, Inc. ................ 1,187 100,871
Microchip Technology, Inc. ............... 1,040 66,269
Micron Technology, Inc. ................. 1,682 480,060
Monolithic Power Systems, Inc. ........... 28 25,378
NVIDIA Corp. ....................... 31,350 5,846,775
Qnity Electronics, Inc. .................. 388 31,680
QUALCOMM, Inc. .................... 2,226 380,757
Rigetti Computing, Inc.
(a)
................ 1,275 28,241
SiTime Corp.
(a)
....................... 62 21,898
Skyworks Solutions, Inc. ................ 1,851 117,372
STMicroelectronics NV ................. 2,321 60,660
Texas Instruments, Inc. ................. 1,886 327,202
Tokyo Electron Ltd. ................... 600 133,636
Tower Semiconductor Ltd.
(a)
.............. 467 54,835
12,519,711
Software — 5.5%
ACI Worldwide, Inc.
(a)
.................. 318 15,204
Adobe, Inc.
(a)
........................ 944 330,391
AppLovin Corp. , Class A
(a)
............... 227 152,957
Atlassian Corp. , Class A
(a)
............... 100 16,214
Autodesk, Inc.
(a)
...................... 145 42,921
Cadence Design Systems, Inc.
(a)
.......... 156 48,762
Check Point Software Technologies Ltd.
(a)
.... 401 74,410
Crowdstrike Holdings, Inc. , Class A
(a)
........ 132 61,876
CyberArk Software Ltd.
(a)
................ 45 20,073
Dassault Systemes SE ................. 1,961 54,787
Datadog, Inc. , Class A
(a)
................ 201 27,334
Dynatrace, Inc.
(a)
..................... 310 13,435
Elastic NV
(a)
........................ 566 42,699
Guidewire Software, Inc.
(a)
............... 156 31,358
Intuit, Inc. .......................... 349 231,185
Microsoft Corp. ...................... 9,697 4,689,663
Monday.com Ltd.
(a)
.................... 76 11,215
Oracle Corp. ........................ 2,469 481,233
Palantir Technologies, Inc. , Class A
(a)
....... 3,087 548,714
Palo Alto Networks, Inc.
(a)
............... 488 89,890
Rubrik, Inc. , Class A
(a)
.................. 557 42,599
Salesforce, Inc. ...................... 1,345 356,304
SAP SE ........................... 1,702 413,532
SentinelOne, Inc. , Class A
(a)
.............. 525 7,875
ServiceNow, Inc.
(a)
.................... 1,250 191,487
Strategy, Inc. , Class A
(a)
................ 298 45,281
Synopsys, Inc.
(a)
..................... 85 39,926
Teradata Corp.
(a)
..................... 121 3,683
Workday, Inc. , Class A
(a)
................ 88 18,901
Zscaler, Inc.
(a)
....................... 125 28,115
8,132,024
Specialized REITs — 0.5%
American Tower Corp. ................. 862 151,341
Crown Castle, Inc. .................... 616 54,744
CubeSmart ......................... 2,826 101,877
Digital Realty Trust, Inc. ................ 1,242 192,150
Security
Shares
Shares Value
Specialized REITs (continued)
Equinix, Inc. ........................ 169 $ 129,481
Iron Mountain, Inc. .................... 981 81,374
Millrose Properties, Inc. , Class A ........... 192 5,735
Public Storage ....................... 106 27,507
744,209
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
(a)
........... 135 31,392
Carvana Co. , Class A
(a)
................. 114 48,110
Group 1 Automotive, Inc. ................ 86 33,824
Home Depot, Inc. (The) ................ 372 128,005
Industria de Diseno Textil SA ............. 670 44,196
JB Hi-Fi Ltd. ........................ 1,228 78,607
Lithia Motors, Inc. , Class A .............. 73 24,260
Wayfair, Inc. , Class A
(a)
................. 262 26,308
414,702
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ......................... 19,109 5,194,973
Dell Technologies, Inc. , Class C ........... 845 106,369
Hewlett Packard Enterprise Co. ........... 1,069 25,677
IonQ, Inc.
(a)
......................... 145 6,506
Logitech International SA (Registered) ....... 383 38,881
NetApp, Inc. ........................ 277 29,664
Pure Storage, Inc. , Class A
(a)
............. 194 13,000
Sandisk Corp.
(a)
...................... 280 66,466
Seiko Epson Corp. .................... 1,100 13,942
Super Micro Computer, Inc.
(a)
............. 1,023 29,943
Western Digital Corp. .................. 372 64,085
5,589,506
Textiles, Apparel & Luxury Goods — 0.2%
Amer Sports, Inc.
(a)
.................... 271 10,122
Capri Holdings Ltd.
(a)
.................. 1 24
Hermes International SCA ............... 21 52,140
LVMH Moet Hennessy Louis Vuitton SE ...... 343 258,531
Tapestry, Inc. ........................ 228 29,132
349,949
Tobacco — 1.1%
Altria Group, Inc. ..................... 12,902 743,929
British American Tobacco plc ............. 727 41,214
Japan Tobacco, Inc.
(d)
.................. 4,200 150,958
Philip Morris International, Inc. ............ 4,626 742,010
1,678,111
Trading Companies & Distributors — 0.3%
AerCap Holdings NV .................. 896 128,809
Air Lease Corp. , Class A ................ 131 8,414
Ashtead Group plc .................... 1,855 126,472
Ferguson Enterprises, Inc. ............... 323 71,910
Mitsui & Co. Ltd. ..................... 2,200 65,334
400,939
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (c)
..................... 920 25,706
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 102 3,913
Severn Trent plc ..................... 885 33,233
United Utilities Group plc ................ 2,354 37,820
74,966
Wireless Telecommunication Services — 0.3%
KDDI Corp. ......................... 1,000 17,308
SoftBank Corp. ...................... 90,100 123,703

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp. ................. 10,800 $ 302,976
443,987
Total Common Stocks — 70 .6%
(Cost: $ 89,909,119 ) ............................... 105,092,045
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ............ USD 25 27,826
Total Corporate Bonds — 0.0%
(Cost: $ 27,845 ) ................................. 27,826
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
........ 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (g)
..... 986 523
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
............... 105 242
Total Rights — 0.0%
(Cost: $ 630 ) .................................... 765
Total Long-Term Investments — 70.6%
(Cost: $ 89,937,594 ) ............................... 105,120,636
Short-Term Securities
Money Market Funds — 4.0%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(j)
.................... 274,987 275,125
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 5,671,828 5,671,828
Total Money Market Funds — 4 .0%
(Cost: $ 5,946,953 ) ............................... 5,946,953
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bills
(k)
3.86% , 01/27/26 ................... 5,039 5,026,450
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.61% , 02/17/26 ................... USD 4,503 $ 4,482,369
Total U.S. Treasury Obligations — 6 .4%
(Cost: $ 9,506,451 ) ............................... 9,508,819
Total Short-Term Securities — 10.4%
(Cost: $ 15,453,404 ) ............................... 15,455,772
Total Investments — 81 .0%
(Cost: $ 105,390,998 ) .............................. 120,576,408
Other Assets Less Liabilities — 19.0% ................... 28,213,036
Net Assets — 100.0% ...............................
$ 148,789,444

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,106,310 $ — $ (830,899)
(a)
$ (286) $ — $ 275,125 274,987 $ 3,959
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,020,763 — (5,348,935)
(a)
— — 5,671,828 5,671,828 384,848 —
$ (286) $ — $ 5,946,953 $ 388,807 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 89 01/16/26 $ 8,495 $ (12,272)
IBEX 35 Index ............................................................ 18 01/16/26 3,643 52,689
MSCI Singapore Index ...................................................... 6 01/29/26 208 1,505
Euro-BTP ............................................................... 55 03/06/26 7,768 (34,225)
Euro-Bund .............................................................. 614 03/06/26 92,051 (448,056)
TOPIX Index ............................................................. 43 03/12/26 9,371 68,560
FTSE/JSE Top 40 Index ..................................................... 1 03/19/26 66 (708)
S&P/TSX 60 Index ......................................................... 9 03/19/26 2,442 (2,332)
FTSE 100 Index ........................................................... 116 03/20/26 15,493 183,935
MSCI EAFE Index ......................................................... 23 03/20/26 3,337 9,122
S&P 500 E-Mini Index ....................................................... 11 03/20/26 3,791 (40,954)
U.S. Treasury 10-Year Note ................................................... 418 03/20/26 46,999 (287,190)
U.S. Treasury Ultra Bond ..................................................... 20 03/20/26 2,360 (4,230)
WIG20 Index ............................................................. 7 03/20/26 125 1,523
SET50 Index ............................................................. 699 03/30/26 3,674 (27,105)
(539,738)
Short Contracts
OMX Stockholm 30 Index .................................................... 594 01/16/26 18,543 (224,336)
IFSC NIFTY 50 Index ....................................................... 125 01/27/26 6,577 16,399
Euro-Bund .............................................................. 130 03/06/26 19,490 139,243
Euro-Buxl ............................................................... 17 03/06/26 2,200 34,152
Euro-OAT ............................................................... 238 03/06/26 33,729 156,084
Japan 10-Year Bond ........................................................ 21 03/13/26 17,752 115,472
Australia 10-Year Bond ...................................................... 228 03/16/26 16,659 (72,983)
SPI 200 Index ............................................................ 18 03/19/26 2,605 (989)
Canada 10-Year Bond ....................................................... 244 03/20/26 21,494 95,169
DAX Index .............................................................. 4 03/20/26 2,889 (13,034)
EURO STOXX 50 Index ..................................................... 48 03/20/26 3,295 (12,724)
FTSE/MIB Index ........................................................... 21 03/20/26 5,559 (79,128)
Mini-DAX Index ........................................................... 1 03/20/26 144 (565)
MSCI EAFE Index ......................................................... 184 03/20/26 26,699 (83,022)
Nasdaq-100 E-Mini Index ..................................................... 18 03/20/26 9,164 184,378
S&P 500 E-Mini Index ....................................................... 35 03/20/26 12,062 15,029
U.S. Treasury Ultra Bond ..................................................... 199 03/20/26 23,482 364,360
Long Gilt ................................................................ 552 03/27/26 67,986 (87,523)
U.S. Treasury 2-Year Note .................................................... 11 03/31/26 2,297 (312)
U.S. Treasury 5-Year Note .................................................... 4 03/31/26 437 463
546,133
$ 6,395
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 14,127,064 USD 9,354,137 JPMorgan Chase Bank NA 03/18/26 $ 74,334
CAD 342,000 USD 246,206 Morgan Stanley & Co. International plc 03/18/26 3,740
CAD 8,431,616 USD 6,076,125 Morgan Stanley & Co. International plc 03/18/26 86,002
CAD 1,308,000 USD 953,714 Toronto Dominion Bank 03/18/26 2,219
CHF 488,000 USD 615,994 HSBC Bank plc 03/18/26 4,832
CLP 624,529,000 USD 681,800 HSBC Bank plc 03/18/26 12,513
CLP 314,833,000 USD 342,963 Morgan Stanley & Co. International plc 03/18/26 7,049
CLP 494,927,000 USD 547,183 Toronto Dominion Bank 03/18/26 3,046
CLP 530,603,000 USD 576,930 UBS AG 03/18/26 12,961
EUR 11,743,178 USD 13,771,929 BNP Paribas SA 03/18/26 75,321
KRW 858,549,500 USD 585,485 Goldman Sachs International 03/18/26 10,610

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
12
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 6,219,000 USD 337,593 Goldman Sachs International 03/18/26 $ 5,328
NOK 1,187,000 USD 117,727 HSBC Bank plc 03/18/26 3
SEK 4,280,000 USD 457,961 Morgan Stanley & Co. International plc 03/18/26 8,695
SGD 128,000 USD 99,520 Toronto Dominion Bank 03/18/26 529
USD 1,043,854 JPY 160,202,000 Barclays Bank plc 03/18/26 14,726
USD 857,564 JPY 132,596,000 JPMorgan Chase Bank NA 03/18/26 5,776
USD 542,833 KRW 780,898,000 Goldman Sachs International 03/18/26 652
USD 5,795 NZD 10,000 Toronto Dominion Bank 03/18/26 22
USD 524,484 THB 16,293,000 HSBC Bank plc 03/18/26 4,621
332,979
BRL 3,340,000 USD 610,981 Citibank NA 03/18/26 (11,617)
BRL 10,330,000 USD 1,906,302 Goldman Sachs International 03/18/26 (52,582)
JPY 1,816,098,565 EUR 10,104,397 Barclays Bank plc 03/18/26 (248,341)
JPY 1,866,354,799 USD 12,160,011 Barclays Bank plc 03/18/26 (170,668)
USD 1,278,598 AUD 1,931,000 JPMorgan Chase Bank NA 03/18/26 (10,161)
USD 902,107 AUD 1,354,000 Morgan Stanley & Co. International plc 03/18/26 (1,559)
USD 820,453 BRL 4,609,000 Natwest Markets plc 03/18/26 (6,633)
USD 859,874 BRL 4,800,000 UBS AG 03/18/26 (1,487)
USD 730,019 CAD 1,006,000 HSBC Bank plc 03/18/26 (5,202)
USD 1,650,257 CAD 2,290,000 Morgan Stanley & Co. International plc 03/18/26 (23,357)
USD 145,156 CHF 115,000 Toronto Dominion Bank 03/18/26 (1,145)
USD 1,101,218 CLP 1,010,530,000 BNP Paribas SA 03/18/26 (22,227)
USD 1,504,651 EUR 1,283,000 BNP Paribas SA 03/18/26 (8,229)
USD 225,167 EUR 192,000 UBS AG 03/18/26 (1,234)
USD 2,074,908 GBP 1,553,000 Morgan Stanley & Co. International plc 03/18/26 (18,069)
USD 8,636 INR 782,000 HSBC Bank plc 03/18/26 (8)
USD 620,732 MXN 11,434,000 HSBC Bank plc 03/18/26 (9,748)
USD 56,501 PLN 205,000 Toronto Dominion Bank 03/18/26 (580)
USD 252,241 SEK 2,357,000 HSBC Bank plc 03/18/26 (4,749)
USD 96,412 SGD 124,000 Goldman Sachs International 03/18/26 (511)
USD 1,672,885 THB 53,355,000 Goldman Sachs International 03/18/26 (29,522)
USD 101,396 ZAR 1,732,000 Goldman Sachs International 03/18/26 (2,662)
(630,291)
$ (297,312)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 2,997 $ 232,524 $ 219,076 $ 13,448
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 14,984 343,468 321,075 22,393
$ 575,992 $ 540,151 $ 35,841
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 69,656 $ — $ 69,656
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 71,541 — 71,541
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 49,648 — 49,648
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 50,546 — 50,546
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (71,542) 19,752 (91,294)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (69,657) 21,137 (90,794)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (50,546) 12,038 (62,584)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (49,649) 12,697 (62,346)
13.32% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 2,000 (1,995) — (1,995)
13.21% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 32,000 (13,443) — (13,443)
13.04% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 13,000 6,340 — 6,340
13.03% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 6,000 3,294 — 3,294
12.64% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 4,000 10,366 — 10,366
1-day TIIEOIS Monthly 7.46% Monthly 03/18/26
(a)
03/12/31 MXN 24,000 (17,489) — (17,489)
1-day TIIEOIS Monthly 7.50% Monthly 03/18/26
(a)
03/12/31 MXN 84,000 (54,515) — (54,515)
1-day TIIEOIS Monthly 7.73% Monthly 03/18/26
(a)
03/12/31 MXN 30,000 (3,753) — (3,753)
1-day TIIEOIS Monthly 7.79% Monthly 03/18/26
(a)
03/12/31 MXN 16,000 440 — 440
1-day TIIEOIS Monthly 7.82% Monthly 03/18/26
(a)
03/12/31 MXN 19,000 1,626 — 1,626
1-day TIIEOIS Monthly 7.84% Monthly 03/18/26
(a)
03/12/31 MXN 68,000 8,531 — 8,531
1-day TIIEOIS Monthly 7.84% Monthly 03/18/26
(a)
03/12/31 MXN 116,000 15,874 — 15,874
1-day TIIEOIS Monthly 7.86% Monthly 03/18/26
(a)
03/12/31 MXN 51,000 9,303 — 9,303
1-day TIIEOIS Monthly 7.99% Monthly 03/18/26
(a)
03/12/31 MXN 27,000 12,920 — 12,920
1-day THOR Quarterly 1.23% Quarterly 03/18/26
(a)
03/18/31 THB 86,000 (1,217) — (1,217)
1-day THOR Quarterly 1.29% Quarterly 03/18/26
(a)
03/18/31 THB 60,000 4,141 — 4,141
1-day THOR Quarterly 1.33% Quarterly 03/18/26
(a)
03/18/31 THB 118,000 15,959 — 15,959
1-day THOR Quarterly 1.34% Quarterly 03/18/26
(a)
03/18/31 THB 103,000 15,294 — 15,294
1-day THOR Quarterly 1.34% Quarterly 03/18/26
(a)
03/18/31 THB 82,000 12,732 — 12,732
1-day THOR Quarterly 1.36% Quarterly 03/18/26
(a)
03/18/31 THB 76,000 13,380 — 13,380
1-day THOR Quarterly 1.36% Quarterly 03/18/26
(a)
03/18/31 THB 64,000 11,563 — 11,563
1-day THOR Quarterly 1.37% Quarterly 03/18/26
(a)
03/18/31 THB 31,000 6,150 — 6,150
1-day THOR Quarterly 1.45% Quarterly 03/18/26
(a)
03/18/31 THB 35,000 10,992 — 10,992
1-day SORA Semi-Annual 1.48% Semi-Annual 03/18/26
(a)
03/18/31 SGD 15,222 (277,082) — (277,082)
1-day SORA Semi-Annual 1.56% Semi-Annual 03/18/26
(a)
03/18/31 SGD 2,000 (30,898) — (30,898)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly 03/18/26
(a)
03/18/31 CNY 69,000 (3,265) — (3,265)
1-day SORA Semi-Annual 1.59% Semi-Annual 03/18/26
(a)
03/18/31 SGD 1,000 (14,322) — (14,322)
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/18/26
(a)
03/18/31 CNY 30,870 3,374 — 3,374
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/18/26
(a)
03/18/31 CNY 74,130 5,251 — 5,251
1-week
CNREPOFIX_
CFXS Quarterly 1.67% Quarterly 03/18/26
(a)
03/18/31 CNY 26,000 12,948 — 12,948
1-week
CNREPOFIX_
CFXS Quarterly 1.69% Quarterly 03/18/26
(a)
03/18/31 CNY 27,000 17,474 — 17,474
3-mo. TWCPBA Quarterly 1.98% Quarterly 03/18/26
(a)
03/18/31 TWD 23,000 (2,377) — (2,377)
1-day SORA Semi-Annual 1.98% Semi-Annual 03/18/26
(a)
03/18/31 SGD 1,000 315 — 315
3-mo. TWCPBA Quarterly 1.99% Quarterly 03/18/26
(a)
03/18/31 TWD 15,544 (1,445) — (1,445)
3-mo. TWCPBA Quarterly 2.02% Quarterly 03/18/26
(a)
03/18/31 TWD 67,456 (3,285) — (3,285)
3-mo. TWCPBA Quarterly 2.06% Quarterly 03/18/26
(a)
03/18/31 TWD 24,000 461 — 461
3-mo. TWCPBA Quarterly 2.08% Quarterly 03/18/26
(a)
03/18/31 TWD 24,000 957 — 957

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
14
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. TWCPBA Quarterly 2.08% Quarterly 03/18/26
(a)
03/18/31 TWD 15,000 $ 753 $ — $ 753
3-mo. TWCPBA Quarterly 2.09% Quarterly 03/18/26
(a)
03/18/31 TWD 15,000 930 — 930
3-mo. TWCPBA Quarterly 2.10% Quarterly 03/18/26
(a)
03/18/31 TWD 13,000 921 — 921
3-mo. STIBOR Quarterly 2.43% Annual 03/18/26
(a)
03/18/31 SEK 2,000 (1,672) 16 (1,688)
3-mo. STIBOR Quarterly 2.44% Annual 03/18/26
(a)
03/18/31 SEK 36,000 (28,319) — (28,319)
3-mo. STIBOR Quarterly 2.44% Annual 03/18/26
(a)
03/18/31 SEK 8,000 (6,245) (1,565) (4,680)
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 9,000 (6,661) 2,151 (8,812)
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 26,000 (19,401) — (19,401)
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 11,000 (7,958) 655 (8,613)
3-mo. STIBOR Quarterly 2.46% Annual 03/18/26
(a)
03/18/31 SEK 12,000 (8,044) — (8,044)
3-mo. STIBOR Quarterly 2.46% Annual 03/18/26
(a)
03/18/31 SEK 9,000 (6,297) (1,711) (4,586)
3-mo. STIBOR Quarterly 2.47% Annual 03/18/26
(a)
03/18/31 SEK 20,000 (12,902) — (12,902)
3-mo. STIBOR Quarterly 2.52% Annual 03/18/26
(a)
03/18/31 SEK 14,000 (5,408) (761) (4,647)
3-mo. STIBOR Quarterly 2.52% Annual 03/18/26
(a)
03/18/31 SEK 7,000 (2,729) — (2,729)
3-mo. STIBOR Quarterly 2.53% Annual 03/18/26
(a)
03/18/31 SEK 9,000 (3,258) — (3,258)
3-mo. STIBOR Quarterly 2.57% Annual 03/18/26
(a)
03/18/31 SEK 7,000 (1,078) (3) (1,075)
3-mo. STIBOR Quarterly 2.61% Annual 03/18/26
(a)
03/18/31 SEK 12,000 986 (34) 1,020
3-mo. STIBOR Quarterly 2.68% Annual 03/18/26
(a)
03/18/31 SEK 17,000 7,054 46 7,008
3-mo. STIBOR Quarterly 2.68% Annual 03/18/26
(a)
03/18/31 SEK 7,000 2,781 (2,266) 5,047
3-mo. STIBOR Quarterly 2.69% Annual 03/18/26
(a)
03/18/31 SEK 3,000 1,344 440 904
3-mo. STIBOR Quarterly 2.71% Annual 03/18/26
(a)
03/18/31 SEK 95,000 55,277 5,482 49,795
3-mo. CD_KSDA Quarterly 2.80% Quarterly 03/18/26
(a)
03/18/31 KRW 6,862,790 (83,717) — (83,717)
3-mo. CD_KSDA Quarterly 2.83% Quarterly 03/18/26
(a)
03/18/31 KRW 1,652,000 (18,182) — (18,182)
3-mo. CD_KSDA Quarterly 2.83% Quarterly 03/18/26
(a)
03/18/31 KRW 1,097,920 (12,296) — (12,296)
3-mo. CD_KSDA Quarterly 2.86% Quarterly 03/18/26
(a)
03/18/31 KRW 6,082,000 (62,237) — (62,237)
3-mo. CD_KSDA Quarterly 2.95% Quarterly 03/18/26
(a)
03/18/31 KRW 3,865,000 (28,466) — (28,466)
3-mo. CD_KSDA Quarterly 2.95% Quarterly 03/18/26
(a)
03/18/31 KRW 1,803,000 (12,814) — (12,814)
3-mo. CD_KSDA Quarterly 2.97% Quarterly 03/18/26
(a)
03/18/31 KRW 1,474,563 (9,862) — (9,862)
3-mo. CD_KSDA Quarterly 2.97% Quarterly 03/18/26
(a)
03/18/31 KRW 5,636,000 (36,243) — (36,243)
3-mo. CD_KSDA Quarterly 2.98% Quarterly 03/18/26
(a)
03/18/31 KRW 3,510,437 (22,348) — (22,348)
3-mo. CD_KSDA Quarterly 2.99% Quarterly 03/18/26
(a)
03/18/31 KRW 2,255,000 (13,629) — (13,629)
3-mo. CD_KSDA Quarterly 3.00% Quarterly 03/18/26
(a)
03/18/31 KRW 424,000 (2,440) — (2,440)
3-mo. CD_KSDA Quarterly 3.01% Quarterly 03/18/26
(a)
03/18/31 KRW 938,000 (4,944) — (4,944)
3-mo. CD_KSDA Quarterly 3.06% Quarterly 03/18/26
(a)
03/18/31 KRW 4,274,000 (15,640) — (15,640)
3-mo. CD_KSDA Quarterly 3.08% Quarterly 03/18/26
(a)
03/18/31 KRW 5,494,000 (16,918) — (16,918)
3-mo. CD_KSDA Quarterly 3.15% Quarterly 03/18/26
(a)
03/18/31 KRW 4,599,000 (3,418) — (3,418)
3-mo. CD_KSDA Quarterly 3.17% Quarterly 03/18/26
(a)
03/18/31 KRW 3,314,000 (647) — (647)
3-mo. CD_KSDA Quarterly 3.18% Quarterly 03/18/26
(a)
03/18/31 KRW 6,668,000 1,813 — 1,813
3-mo. CD_KSDA Quarterly 3.22% Quarterly 03/18/26
(a)
03/18/31 KRW 12,343,000 20,339 — 20,339
3-mo. CD_KSDA Quarterly 3.26% Quarterly 03/18/26
(a)
03/18/31 KRW 2,037,000 5,411 — 5,411
1-day SOFR Annual 3.43% Annual 03/18/26
(a)
03/18/31 USD 1,000 (1,844) (397) (1,447)
6-mo. WIBOR Semi-Annual 3.83% Annual 03/18/26
(a)
03/18/31 PLN 3,000 2,911 — 2,911
6-mo. WIBOR Semi-Annual 3.88% Annual 03/18/26
(a)
03/18/31 PLN 1,000 1,532 — 1,532
6-mo. PRIBOR Semi-Annual 4.09% Annual 03/18/26
(a)
03/18/31 CZK 7,000 3,797 — 3,797
6-mo. WIBOR Semi-Annual 4.16% Annual 03/18/26
(a)
03/18/31 PLN 5,000 24,931 — 24,931
6-mo. WIBOR Semi-Annual 4.18% Annual 03/18/26
(a)
03/18/31 PLN 4,000 21,154 — 21,154
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,080,000 (98,822) — (98,822)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 62,000 (5,624) — (5,624)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 127,000 (11,444) — (11,444)
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 36,500 (2,968) — (2,968)
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 36,500 (3,076) — (3,076)
1-day MIBOR Semi-Annual 5.77% Semi-Annual 03/18/26
(a)
03/18/31 INR 60,000 (4,781) — (4,781)
1-day MIBOR Semi-Annual 5.77% Semi-Annual 03/18/26
(a)
03/18/31 INR 22,000 (1,671) — (1,671)
1-day MIBOR Semi-Annual 5.77% Semi-Annual 03/18/26
(a)
03/18/31 INR 66,000 (5,152) — (5,152)
1-day MIBOR Semi-Annual 5.85% Semi-Annual 03/18/26
(a)
03/18/31 INR 168,500 (7,280) — (7,280)
1-day MIBOR Semi-Annual 5.85% Semi-Annual 03/18/26
(a)
03/18/31 INR 168,500 (6,858) — (6,858)
1-day MIBOR Semi-Annual 5.86% Semi-Annual 03/18/26
(a)
03/18/31 INR 84,000 (2,897) — (2,897)
1-day MIBOR Semi-Annual 5.94% Semi-Annual 03/18/26
(a)
03/18/31 INR 214,411 257 — 257
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 74,054 312 — 312
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 21,000 98 — 98

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 179,000 $ 878 $ — $ 878
1-day MIBOR Semi-Annual 5.95% Semi-Annual 03/18/26
(a)
03/18/31 INR 179,000 961 — 961
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 90,089 943 — 943
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 127,000 976 — 976
1-day MIBOR Semi-Annual 5.96% Semi-Annual 03/18/26
(a)
03/18/31 INR 217,902 2,180 — 2,180
1-day MIBOR Semi-Annual 5.97% Semi-Annual 03/18/26
(a)
03/18/31 INR 304,500 4,034 — 4,034
1-day MIBOR Semi-Annual 5.97% Semi-Annual 03/18/26
(a)
03/18/31 INR 242,098 3,791 — 3,791
1-day MIBOR Semi-Annual 5.98% Semi-Annual 03/18/26
(a)
03/18/31 INR 267,000 5,468 — 5,468
1-day MIBOR Semi-Annual 6.01% Semi-Annual 03/18/26
(a)
03/18/31 INR 180,000 6,222 — 6,222
2.84% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 1,000 (8) 209 (217)
2.67% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 1,000 5,523 (585) 6,108
2.88% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 2,000 (3,051) (18) (3,033)
2.79% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 6,000 10,475 5,054 5,421
2.86% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 15,000 (11,246) 2,305 (13,551)
3.78% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 2,000 (4,364) — (4,364)
3.75% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 6,000 (10,905) — (10,905)
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 (25,848) — (25,848)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 1,000 (12,430) (148) (12,282)
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 4,000 (51,093) — (51,093)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 7,000 (86,586) (15,178) (71,408)
3.89% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 (26,873) — (26,873)
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 4,000 (2,644) — (2,644)
2.89% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 14,000 (8,700) — (8,700)
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 20,000 (8,928) — (8,928)
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 9,000 (9,374) — (9,374)
2.98% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 8,000 (9,185) — (9,185)
2.95% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 3,290 (3,116) — (3,116)
2.98% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 13,000 (14,688) — (14,688)
2.88% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 4,000 (2,279) — (2,279)
2.83% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 1,000 (247) — (247)
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 11,000 (4,391) — (4,391)
2.97% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 571 (628) — (628)
3.00% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 3,710 (4,643) — (4,643)
2.91% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 21,000 (15,556) — (15,556)
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 11,000 (7,512) — (7,512)
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 7,000 (7,269) — (7,269)
2.93% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 429 (367) — (367)
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 1,000 (691) — (691)
2.87% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 10,000 (4,783) — (4,783)
6.68% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 23,500 (1,862) — (1,862)
6.66% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 20,304 (577) — (577)
6.87% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 28,000 (15,950) — (15,950)
6.91% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 13,000 (8,661) — (8,661)
6.74% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 20,000 (4,786) — (4,786)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 97,920 (120,972) — (120,972)
6.66% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 14,100 (580) — (580)
6.65% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 18,048 — — —
6.91% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 72,500 (48,485) — (48,485)
6.80% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 28,000 (10,757) — (10,757)
6.83% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,000 (460) — (460)
6.85% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 102,000 (54,088) — (54,088)
7.14% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 29,000 (36,859) — (36,859)
7.12% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 106,080 (127,414) — (127,414)
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 16,000 (10,375) — (10,375)
7.17% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 48,000 (64,179) — (64,179)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
16
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.78% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 15,000 $ (5,229) $ — $ (5,229)
6.98% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 30,000 (25,247) — (25,247)
7.23% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 90,820 (135,624) — (135,624)
7.10% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 12,000 (14,032) — (14,032)
6.74% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 8,000 (1,935) — (1,935)
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 6,000 (3,952) — (3,952)
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 20,500 (13,345) — (13,345)
6.86% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 22,000 (11,973) — (11,973)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 20,000 (24,657) — (24,657)
6.76% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 8,900 (2,628) — (2,628)
4.53% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,618 (799) — (799)
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 3,000 1,368 — 1,368
4.53% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,500 (518) — (518)
4.52% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,618 41 — 41
4.52% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 3,000 121 — 121
4.52% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,500 (51) — (51)
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 4,914 1,949 — 1,949
4.21% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 6,900 63,058 — 63,058
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,086 689 — 689
4.52% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 2,000 (364) — (364)
4.55% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 7,765 (7,408) — (7,408)
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 2,000 1,209 — 1,209
4.57% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 3,000 (4,866) — (4,866)
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,500 729 — 729
4.51% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,500 216 — 216
4.50% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 2,000 835 — 835
2.62% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 9,000 (5,196) (3,505) (1,691)
2.60% Annual 6-mo. EURIBOR Semi-Annual 03/18/26
(a)
03/18/31 EUR 4,000 1,677 1,230 447
$ (1,666,884) $ 57,041 $ (1,723,925)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 7,000 $ (52,768) $ — $ (52,768)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (73,046) — (73,046)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 11,000 (96,979) — (96,979)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 13,000 (118,574) — (118,574)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 13,000 (120,655) — (120,655)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 4,000 (42,382) — (42,382)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 9,000 (104,622) — (104,622)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 16,000 (190,039) — (190,039)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 8,000 (96,735) — (96,735)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 $ (140,006) $ — $ (140,006)
$ (1,035,806) $ — $ (1,035,806)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2026 ................ TWD (44,811,241) Merrill Lynch International & Co. 01/21/26 TWD 44,811 $ (51,277) $ — $ (51,277)
Taiwan Capitalization Weighted
Stock Index Futures January
2026 ................ TWD 128,942,923 Merrill Lynch International & Co. 01/21/26 TWD 128,943 143,902 — 143,902
BOVESPA Index Futures
February 2026 ......... BRL (1,615,324) Merrill Lynch International & Co. 02/18/26 BRL 1,615 (4,375) — (4,375)
BOVESPA Index Futures
February 2026 ......... BRL (65,670,007) Merrill Lynch International & Co. 02/18/26 BRL 65,670 107,632 — 107,632
KOSPI 200 Index Futures March
2026 ................ KRW 439,911,675 Merrill Lynch International & Co. 03/12/26 KRW 439,912 11,168 — 11,168
KOSPI 200 Index Futures March
2026 ................ KRW 1,299,044,250 Merrill Lynch International & Co. 03/12/26 KRW 1,299,044 47,868 — 47,868
KOSPI 200 Index Futures March
2026 ................ KRW 883,179,000 Merrill Lynch International & Co. 03/12/26 KRW 883,179 20,007 — 20,007
KOSPI 200 Index Futures March
2026 ................ KRW 5,838,556,000 Merrill Lynch International & Co. 03/12/26 KRW 5,838,556 167,605 — 167,605
Mexican Bolsa Index Futures
March 2026 ........... MXN (11,010,437) Merrill Lynch International & Co. 03/20/26 MXN 11,010 (3,755) — (3,755)
Swiss Market Index Futures
March 2026 ........... CHF (771,180) HSBC Bank plc 03/20/26 CHF 771 (26,815) — (26,815)
Swiss Market Index Futures
March 2026 ........... CHF (386,707) HSBC Bank plc 03/20/26 CHF 387 (11,997) — (11,997)
$ 399,963 $ — $ 399,963
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... At Termination
1-day SOFR plus
0.90%
At
Termination
Merrill Lynch International
& Co. 02/24/26 USD 59,856 $ (1,046,992) $ — $ (1,046,992)
MSCI Chile Net Return
Index .......... Quarterly 1-day SOFR Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 532 (8,537) — (8,537)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 365 (18,058) — (18,058)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.25% Quarterly HSBC Bank plc 08/28/26 USD 133 (9,148) — (9,148)
$ (1,082,735) $ — $ (1,082,735)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
18
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .67
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .30
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .25
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 0 .89
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .25
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .30
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .93
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 1 .96
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .12
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .77
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 623,363 $ (26,171) $ 733,494 $ (2,421,578)
OTC Swaps ................................................................... — — 498,182 (2,216,760)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 533,140 $ — $ 904,943 $ — $ 1,438,083
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 332,979 — — 332,979
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 35,841 — — 697,653 — 733,494
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 498,182 — — — 498,182
$ — $ 35,841 $ 1,031,322 $ 332,979 $ 1,602,596 $ — $ 3,002,738

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 497,169 $ — $ 934,519 $ — $ 1,431,688
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 630,291 — — 630,291
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 2,421,578 — 2,421,578
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 1,180,954 — 1,035,806 — 2,216,760
$ — $ — $ 1,678,123 $ 630,291 $ 4,391,903 $ — $ 6,700,317
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (4,647,828) $ — $ 2,424,156 $ — $ (2,223,672)
Forward foreign currency exchange contracts .... — — — (2,610,402) — — (2,610,402)
Swaps .............................. — 653,293 (3,982,579) — (1,115,907) — (4,445,193)
$ — $ 653,293 $ (8,630,407) $ (2,610,402) $ 1,308,249 $ — $ (9,279,267)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,937,467) $ — $ 605,682 $ — $ (1,331,785)
Forward foreign currency exchange contracts .... — — — 566,121 — — 566,121
Swaps .............................. — 35,663 (2,178,716) — (2,004,217) — (4,147,270)
$ — $ 35,663 $ (4,116,183) $ 566,121 $ (1,398,535) $ — $ (4,912,934)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 167,339,639
Average notional value of contracts — short ................................................................................. 266,386,370
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 26,139,888
Average amounts sold — in USD ........................................................................................ 63,235,423
Credit default swaps
Average notional value — sell protection ................................................................................... 33,647,227
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 206,042,779
Average notional value — receives fixed rate ................................................................................ 241,797,355
Total return swaps
Average notional value ............................................................................................... 86,402,437

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
20
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,969,210 $ —
Forward f oreign currency exchange contracts ................................................................. 332,979 630,291
Swaps — centrally cleared .............................................................................. 65,823 —
Swaps — OTC
(a)
..................................................................................... 498,182 2,216,760
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,866,194 $ 2,847,051
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,035,033) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 831,161 $ 2,847,051
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 14,726 $ (14,726) $ — $ — $ —
BNP Paribas SA ................................. 75,321 (30,456) — — 44,865
Goldman Sachs International ......................... 16,590 (16,590) — — —
HSBC Bank plc .................................. 21,969 (21,969) — — —
JPMorgan Chase Bank NA .......................... 80,110 (10,161) — — 69,949
Merrill Lynch International & Co. ....................... 498,182 (498,182) — — —
Morgan Stanley & Co. International plc .................. 105,486 (85,367) — — 20,119
Toronto Dominion Bank ............................. 5,816 (1,725) — — 4,091
UBS AG ....................................... 12,961 (2,721) — — 10,240
$ 831,161 $ (681,897) $ — $ — $ 149,264
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 725,347 $ — $ — $ (725,347) $ —
Barclays Bank plc ................................ 687,086 (14,726) — (420,000) 252,360
BNP Paribas SA ................................. 30,456 (30,456) — — —
Citibank NA ..................................... 11,617 — — — 11,617
Goldman Sachs International ......................... 85,277 (16,590) — — 68,687
HSBC Bank plc .................................. 67,667 (21,969) — — 45,698
JPMorgan Chase Bank NA .......................... 10,161 (10,161) — — —
Merrill Lynch International & Co. ....................... 1,132,994 (498,182) — (634,812) —
Morgan Stanley & Co. International plc .................. 85,367 (85,367) — — —
Natwest Markets plc ............................... 6,633 — — — 6,633
Toronto Dominion Bank ............................. 1,725 (1,725) — — —
UBS AG ....................................... 2,721 (2,721) — — —
$ 2,847,051 $ (681,897) $ — $ (1,780,159) $ 384,995
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,006,692 $ 1,062,416 $ — $ 3,069,108
Automobile Components .................................. 374,715 133,171 — 507,886
Automobiles .......................................... 1,477,164 200,438 — 1,677,602
Banks ............................................... 3,717,587 5,062,725 — 8,780,312
Beverages ........................................... 928,211 51,734 — 979,945
Biotechnology ......................................... 1,544,344 91,260 — 1,635,604
Broadline Retail ........................................ 3,372,291 197,037 — 3,569,328
Building Products ....................................... 41,644 15,166 — 56,810
Capital Markets ........................................ 2,987,844 1,708,480 — 4,696,324
Chemicals ............................................ 1,449,063 203,345 — 1,652,408
Commercial Services & Supplies ............................. 358,466 — — 358,466
Communications Equipment ................................ 1,124,522 — — 1,124,522
Construction & Engineering ................................ 388,260 302,424 — 690,684
Construction Materials .................................... 3,839 — — 3,839
Consumer Finance ...................................... 538,757 85,841 — 624,598
Consumer Staples Distribution & Retail ........................ 2,525,593 183,310 — 2,708,903
Diversified Consumer Services .............................. 38,259 — — 38,259
Diversified REITs ....................................... — 25,787 — 25,787
Diversified Telecommunication Services ........................ 422,831 377,231 — 800,062
Electric Utilities ........................................ 878,790 512,996 — 1,391,786
Electrical Equipment ..................................... 1,365,252 886,697 — 2,251,949
Electronic Equipment, Instruments & Components ................. 821,903 164,119 — 986,022
Energy Equipment & Services .............................. 20,408 — — 20,408
Entertainment ......................................... 1,467,098 81,018 — 1,548,116
Financial Services ...................................... 3,062,611 73,597 — 3,136,208
Food Products ......................................... 33,302 332,166 — 365,468
Gas Utilities ........................................... 41,901 56,196 — 98,097
Ground Transportation ................................... 431,142 — — 431,142
Health Care Equipment & Supplies ........................... 1,054,474 196,043 — 1,250,517
Health Care Providers & Services ............................ 1,853,435 — — 1,853,435
Health Care REITs ...................................... 149,707 — — 149,707
Health Care Technology .................................. 103,253 21,149 — 124,402
Hotels, Restaurants & Leisure .............................. 653,462 250,458 — 903,920
Household Durables ..................................... 605,330 804,608 — 1,409,938
Household Products ..................................... — 113,934 — 113,934
Independent Power and Renewable Electricity Producers ............ 53,400 — — 53,400
Industrial Conglomerates .................................. 1,142,872 447,686 — 1,590,558
Industrial REITs ........................................ — 37,047 — 37,047
Insurance ............................................ 2,098,430 2,783,583 — 4,882,013
Interactive Media & Services ............................... 6,420,827 110,052 — 6,530,879
IT Services ........................................... 822,858 221,971 — 1,044,829
Leisure Products ....................................... 110,875 23,954 — 134,829
Life Sciences Tools & Services .............................. 187,799 20,622 — 208,421
Machinery ............................................ 644,191 387,645 — 1,031,836
Marine Transportation .................................... 34,376 193,157 — 227,533
Media ............................................... 521,805 117,787 — 639,592
Metals & Mining ........................................ 96,847 172,314 — 269,161
Multi-Utilities .......................................... — 388,614 — 388,614
Office REITs .......................................... — 19,754 — 19,754
Oil, Gas & Consumable Fuels ............................... 1,268,708 1,348,754 — 2,617,462
Paper & Forest Products .................................. 159,905 — — 159,905
Passenger Airlines ...................................... 565,357 177,958 — 743,315
Personal Care Products .................................. 36,093 184,186 — 220,279
Pharmaceuticals ....................................... 1,441,293 1,685,303 — 3,126,596

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Volatility V.I. Fund
22
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ 719,459 $ 314,547 $ — $ 1,034,006
Real Estate Management & Development ....................... — 421,606 — 421,606
Residential REITs ....................................... 212,621 — — 212,621
Retail REITs .......................................... 88,483 — — 88,483
Semiconductors & Semiconductor Equipment .................... 11,517,910 1,001,801 — 12,519,711
Software ............................................. 7,663,705 468,319 — 8,132,024
Specialized REITs ...................................... 744,209 — — 744,209
Specialty Retail ........................................ 291,899 122,803 — 414,702
Technology Hardware, Storage & Peripherals .................... 5,536,683 52,823 — 5,589,506
Textiles, Apparel & Luxury Goods ............................ 39,278 310,671 — 349,949
Tobacco ............................................. 1,485,939 192,172 — 1,678,111
Trading Companies & Distributors ............................ 209,133 191,806 — 400,939
Transportation Infrastructure ............................... — 25,706 — 25,706
Water Utilities ......................................... 3,913 71,053 — 74,966
Wireless Telecommunication Services ......................... — 443,987 — 443,987
Corporate Bonds ........................................ — 27,826 — 27,826
Other Interests .......................................... — — — —
Rights ................................................ — — 765 765
Short-Term Securities
Money Market Funds ...................................... 5,946,953 — — 5,946,953
U.S. Treasury Obligations ................................... — 9,508,819 — 9,508,819
$ 85,907,971 $ 34,667,672 $ 765 $ 120,576,408
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 35,841 $ — $ 35,841
Equity contracts ........................................... 208,529 822,793 — 1,031,322
Foreign currency exchange contracts ............................ — 332,979 — 332,979
Interest rate contracts ....................................... 904,943 697,653 — 1,602,596
Liabilities
Equity contracts ........................................... (219,857) (1,458,266) — (1,678,123)
Foreign currency exchange contracts ............................ — (630,291) — (630,291)
Interest rate contracts ....................................... (934,519) (3,457,384) — (4,391,903)
$ (40,904) $ (3,656,675) $ — $ (3,697,579)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2025
23
Statement of Assets and Liabilities
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 114,629,455
Investments, at value — affiliated
(c)
.......................................................................................... 5,946,953
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 2,730,000
Futures contracts .................................................................................................... 12,817,630
Centrally cleared swaps ................................................................................................ 5,184,000
Foreign currency, at value
(d)
............................................................................................... 8,033,400
Receivables: –
Securities lending income — affiliated ...................................................................................... 184
Swaps .......................................................................................................... 388
Dividends — unaffiliated ............................................................................................... 138,866
Dividends — affiliated ................................................................................................. 17,076
Interest — unaffiliated ................................................................................................. 83
Variation margin on futures contracts ....................................................................................... 1,969,210
Variation margin on centrally cleared swaps .................................................................................. 65,823
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 332,979
OTC swaps ........................................................................................................ 498,182
Prepaid e xpenses ..................................................................................................... 805
Total a ssets .........................................................................................................
152,365,034
LIABILITIES
Bank overdraft ........................................................................................................ 2,422
Collateral on securities loaned ............................................................................................. 275,643
Payables: –
Swaps   .......................................................................................................... 29,770
Accounting services fees ............................................................................................... 26,036
Capital shares redeemed ............................................................................................... 46,416
Custodian fees ...................................................................................................... 30,889
Distribution fees ..................................................................................................... 25,979
Interest expense .................................................................................................... 93
Investment advisory fees .............................................................................................. 28,323
Directors' and Officer's fees ............................................................................................. 47
Printing and postage fees .............................................................................................. 41,137
Professional fees .................................................................................................... 38,473
Transfer agent fees .................................................................................................. 159,978
Other accrued expenses ............................................................................................... 23,333
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 630,291
OTC swaps ........................................................................................................ 2,216,760
Total li abilities ........................................................................................................
3,575,590
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 148,789,444
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 232,522,018
Accumulated loss ..................................................................................................... (83,732,574)
NET ASSETS ........................................................................................................
$ 148,789,444
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 99,444,045
(b)
  Securities loaned, at value ...................................................................................... $ 362,785
(c)
  Investments, at cost — affiliated ................................................................................... $ 5,946,953
(d)
  Foreign currency, at cost ....................................................................................... $ 8,004,218
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
24
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 6,055,774
Shares outstanding ...................................................................................................
393,380
Net asset value .....................................................................................................
$ 15.39
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 142,733,670
Shares outstanding ...................................................................................................
9,296,753
Net asset value .....................................................................................................
$ 15.35
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2025
25
Statement of Operations
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,813,963
Dividends — affiliated ................................................................................................. 384,848
Interest — unaffiliated ................................................................................................. 1,004,494
Securities lending income — affiliated — net ................................................................................. 3,959
Other income — affiliated .............................................................................................. 6,670
Foreign taxes withheld ................................................................................................ (82,077)
Total investment income .................................................................................................
3,131,857
EXPENSES
Investment advisory .................................................................................................. 838,928
Distribution — class specific ............................................................................................ 365,425
Transfer agent — class specific .......................................................................................... 300,858
Accounting services .................................................................................................. 135,692
Custodian ......................................................................................................... 112,750
Professional ....................................................................................................... 106,871
Printing and postage ................................................................................................. 24,228
Transfer agent ...................................................................................................... 7,899
Directors and Officer ................................................................................................. 7,755
Miscellaneous ...................................................................................................... 60,092
Total expenses excluding interest expense .....................................................................................
1,960,498
Interest expense .................................................................................................... 2,126
Total expenses .......................................................................................................
1,962,624
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (392,684)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (300,858)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,269,082
Net investment income ..................................................................................................
1,862,775
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,779,838
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 17,445,066
Investments — affiliated ............................................................................................. (286)
Forward foreign currency exchange contracts ............................................................................... (2,610,402)
Foreign currency transactions ......................................................................................... 466,992
Futures contracts .................................................................................................. (2,223,672)
Swaps ......................................................................................................... (4,445,193)
A
8,632,505
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,943,273
Forward foreign currency exchange contracts ............................................................................... 566,121
Foreign currency translations .......................................................................................... 116,995
Futures contracts .................................................................................................. (1,331,785)
Swaps ......................................................................................................... (4,147,270)
A
(1,852,666)
Net realized and unrealized gain ...........................................................................................
6,779,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 8,642,614

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,862,775  $ 2,283,554
Net realized gain .................................................................................. 8,632,505  8,839,259
Net change in unrealized appreciation (depreciation) .......................................................... (1,852,666) 7,343,514
Net increase in net assets resulting from operations ............................................................. 8,642,614  18,466,327
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (114,057) (17,545)
Class III ....................................................................................... (2,334,469) (18,403)
Decrease in net assets resulting from distributions to shareholders ................................................... (2,448,526) (35,948)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (19,113,820) (23,396,391)
NET ASSETS
Total decrease in net assets ............................................................................ (12,919,732) (4,966,012)
Beginning of year .................................................................................... 161,709,176  166,675,188
End of year ........................................................................................
$ 148,789,444  $ 161,709,176
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
27
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 14.80  $ 13.25  $ 14.03  $ 13.21  $ 13.21
Net investment income
(a)
..................................
0 .22  0 .23  0 .29  0 .14  0 .06
Net realized and unrealized gain .............................
0 .67  1 .36  0 .15  0 .68  0 .03
Net increase from investment operations ......................... 0.89  1.59  0.44  0.82  0.09
Distributions from net investment income
(b)
..................... (0.30) (0.04) (1.22) —  (0.09)
Net asset value, end of year ................................ $ 15.39  $ 14.80  $ 13.25  $ 14.03  $ 13.21
Total Return
(c)
Based on net asset value ................................... 5.98%
(d)
11.99% 3.20% 6.21% 0.68%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.04% 1.03% 1.10% 0.97% 0.93%
Total expenses after fees waived and/or reimbursed .................
0.59% 0.60% 0.61% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .......
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ....................................
1.47% 1.62% 2.03% 1.04% 0.47%
Supplemental Data
Net assets, end of year (000) ................................. $ 6,056  $ 6,627  $ 7,293  $ 8,182  $ 8,853
Portfolio turnover rate ...................................... 179% 137% 166% 155% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
28
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ............................
$ 14.76  $ 13.21  $ 13.96  $ 13.18  $ 13.20
Net investment income
(a)
..................................
0 .18  0 .19  0 .25  0 .10  0 .03
Net realized and unrealized gain .............................
0 .67  1 .36  0 .15  0 .68  0 .04
Net increase from investment operations ......................... 0.85  1.55  0.40  0.78  0.07
Distributions from net investment income
(b)
..................... (0.26) (0.00)
(c)
(1.15) —  (0.09)
Net asset value, end of year ................................ $ 15.35  $ 14.76  $ 13.21  $ 13.96  $ 13.18
Total Return
(d)
Based on net asset value ................................... 5.72%
(e)
11.75% 2.88% 5.92% 0.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
1.30% 1.28% 1.35% 1.22% 1.18%
Total expenses after fees waived and/or reimbursed .................
0.84% 0.85% 0.86% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .......
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income ....................................
1.21% 1.37% 1.79% 0.78% 0.22%
Supplemental Data
Net assets, end of year (000) ................................. $ 142,734  $ 155,082  $ 159,382  $ 165,867  $ 205,922
Portfolio turnover rate ...................................... 179% 137% 166% 155% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
29
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
30
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
32
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Goldman Sachs & Co. LLC .......................... $ 43,326 $ (31,710) $ — $ 11,616
J.P. Morgan Securities LLC .......................... 374 (277) — 97
Jefferies LLC .................................... 147,363 (113,953) — 33,410
Morgan Stanley .................................. 131,306 (99,276) — 32,030
National Financial Services LLC ....................... 40,416 (29,909) — 10,507
$ 362,785 $ (275,125) $ — $ 87,660
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of December 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
34
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $365,425.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $7,051.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 12,365 $ 288,493 $ 300,858

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2025 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $385,633, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $867 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: During the  year ended December 31, 2025 , the Fund received a reimbursement of $6,670 from an affiliate, which is included in Other income - affiliated in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 12,365
Class III ...................................................................................................... 288,493
$ 300,858
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
36
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments,  excluding short-term securities, were $192,742,894 and $219,574,797, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage
Purchases ............................................................................................................... $ 25,640,109
Sales ................................................................................................................... 34,730,715
Net Realized Gain .......................................................................................................... 3,963,595
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
BlackRock Managed Volatility V.I. Fund ............................................................ $ (1,005,222) $ 1,005,222
—
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Managed Volatility V.I. Fund
Ordinary income ...................................................................................... $ 2,448,526 $ 35,948
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Managed Volatility V.I. Fund ........................................................ $ (84,424,241) $ 691,667 $ (83,732,574)
Fund Name Amount Utilized
BlackRock Managed Volatility V.I. Fund ...................................................................................... $ 6,279,224
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 105,922,610 $ 20,423,202 $ (9,342,021) $ 11,081,181

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
38
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
4,613 $ 70,311 23,480 $ 329,751
Shares issued in reinvestment of distributions ........................
7,397 114,057 1,189 17,545
Shares redeemed .........................................
(66,559) (1,014,048) (127,192) (1,808,660)
(54,549) $ (829,680) (102,523) $ (1,461,364)
Class III
Shares sold .............................................
720,644 $ 11,057,142 808,932 $ 11,401,638
Shares issued in reinvestment of distributions ........................
151,774 2,334,282 1,250 18,403
Shares redeemed .........................................
(2,085,581) (31,675,564) (2,361,741) (33,355,068)
(1,213,163) $ (18,284,140) (1,551,559) $ (21,935,027)
(1,267,712) $ (19,113,820) (1,654,082) $ (23,396,391)

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
40
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 4,157 $ 2,360,885
Boeing Co. (The)
(a)
.................... 41,191 8,943,390
GE Aerospace ....................... 55,578 17,119,691
General Dynamics Corp. ................ 13,441 4,525,047
Howmet Aerospace, Inc. ................ 21,185 4,343,349
Huntington Ingalls Industries, Inc. .......... 1,989 676,399
L3Harris Technologies, Inc. .............. 9,789 2,873,757
Lockheed Martin Corp. ................. 10,729 5,189,295
Northrop Grumman Corp. ............... 7,069 4,030,815
RTX Corp. ......................... 70,646 12,956,476
Textron, Inc. ........................ 9,009 785,315
TransDigm Group, Inc. ................. 2,995 3,982,901
67,787,320
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 6,108 981,922
Expeditors International of Washington, Inc. ... 7,135 1,063,186
FedEx Corp. ........................ 11,550 3,336,333
United Parcel Service, Inc. , Class B ........ 38,910 3,859,483
9,240,924
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 11,302 859,969
Automobiles — 2.4%
Ford Motor Co. ...................... 205,771 2,699,716
General Motors Co. ................... 49,153 3,997,122
Tesla, Inc.
(a)
......................... 148,056 66,583,743
73,280,581
Banks — 3.6%
Bank of America Corp. ................. 353,988 19,469,340
Citigroup, Inc. ....................... 94,279 11,001,417
Citizens Financial Group, Inc. ............ 22,654 1,323,220
Fifth Third Bancorp ................... 34,993 1,638,022
Huntington Bancshares, Inc. ............. 80,587 1,398,184
JPMorgan Chase & Co. ................ 143,437 46,218,270
KeyCorp ........................... 50,091 1,033,878
M&T Bank Corp. ..................... 8,098 1,631,585
PNC Financial Services Group, Inc. (The) .... 20,663 4,312,988
Regions Financial Corp. ................ 46,799 1,268,253
Truist Financial Corp. .................. 67,404 3,316,951
US Bancorp ........................ 81,622 4,355,350
Wells Fargo & Co. .................... 165,399 15,415,187
112,382,645
Beverages — 1.0%
Brown-Forman Corp. , Class B
(b)
........... 8,363 217,940
Coca-Cola Co. (The) .................. 203,987 14,260,731
Constellation Brands, Inc. , Class A ......... 7,343 1,013,040
Keurig Dr Pepper, Inc. ................. 71,261 1,996,021
Molson Coors Beverage Co. , Class B ....... 9,152 427,215
Monster Beverage Corp.
(a)
............... 37,910 2,906,560
PepsiCo, Inc. ....................... 72,045 10,339,898
31,161,405
Biotechnology — 1.7%
AbbVie, Inc. ........................ 93,124 21,277,903
Amgen, Inc. ........................ 28,373 9,286,767
Biogen, Inc.
(a)
....................... 7,693 1,353,891
Gilead Sciences, Inc. .................. 65,372 8,023,759
Incyte Corp.
(a)
....................... 8,943 883,300
Moderna, Inc.
(a)
...................... 18,860 556,181
Regeneron Pharmaceuticals, Inc. .......... 5,310 4,098,630
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 13,369 $ 6,060,970
51,541,401
Broadline Retail — 3.9%
Amazon.com, Inc.
(a)
................... 512,575 118,312,561
eBay, Inc. .......................... 23,816 2,074,374
120,386,935
Building Products — 0.4%
A O Smith Corp. ..................... 5,578 373,057
Allegion plc ......................... 4,708 749,608
Builders FirstSource, Inc.
(a)
.............. 6,109 628,555
Carrier Global Corp. ................... 41,296 2,182,080
Johnson Controls International plc ......... 32,201 3,856,070
Lennox International, Inc. ............... 1,729 839,568
Masco Corp. ........................ 11,414 724,332
Trane Technologies plc ................. 11,645 4,532,234
13,885,504
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............... 4,896 2,400,705
Ares Management Corp. , Class A .......... 10,931 1,766,777
Bank of New York Mellon Corp. (The) ....... 36,733 4,264,334
BlackRock, Inc.
(c)
..................... 7,603 8,137,795
Blackstone, Inc. ...................... 39,126 6,030,882
CBOE Global Markets, Inc. .............. 5,479 1,375,229
Charles Schwab Corp. (The) ............. 88,010 8,793,079
CME Group, Inc. , Class A ............... 19,000 5,188,520
Coinbase Global, Inc. , Class A
(a)
........... 12,136 2,744,435
FactSet Research Systems, Inc. ........... 2,054 596,050
Franklin Resources, Inc. ................ 16,508 394,376
Goldman Sachs Group, Inc. (The) ......... 15,803 13,890,837
Interactive Brokers Group, Inc. , Class A ...... 23,009 1,479,709
Intercontinental Exchange, Inc. ........... 30,277 4,903,663
Invesco Ltd. ........................ 24,499 643,589
KKR & Co., Inc. ...................... 36,055 4,596,291
Moody's Corp. ....................... 8,084 4,129,711
Morgan Stanley ...................... 63,643 11,298,542
MSCI, Inc. ......................... 3,959 2,271,397
Nasdaq, Inc. ........................ 23,986 2,329,760
Northern Trust Corp. ................... 9,839 1,343,909
Raymond James Financial, Inc. ........... 9,247 1,484,976
Robinhood Markets, Inc. , Class A
(a)
......... 41,169 4,656,214
S&P Global, Inc. ..................... 16,334 8,535,985
State Street Corp. .................... 14,717 1,898,640
T. Rowe Price Group, Inc. ............... 11,452 1,172,456
106,327,861
Chemicals — 1.0%
Air Products & Chemicals, Inc. ............ 11,768 2,906,931
Albemarle Corp. ..................... 6,106 863,633
CF Industries Holdings, Inc. .............. 8,213 635,193
Corteva, Inc. ........................ 35,369 2,370,784
Dow, Inc. .......................... 36,525 853,954
DuPont de Nemours, Inc. ............... 22,770 915,354
Ecolab, Inc. ........................ 13,545 3,555,833
International Flavors & Fragrances, Inc. ...... 13,784 928,904
Linde plc .......................... 24,604 10,490,900
LyondellBasell Industries NV , Class A ....... 14,157 612,998
Mosaic Co. (The) ..................... 17,496 421,479
PPG Industries, Inc.
(b)
.................. 11,934 1,222,758
Sherwin-Williams Co. (The) .............. 12,106 3,922,707
29,701,428
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 17,889 3,364,384
Copart, Inc.
(a)
....................... 46,549 1,822,393

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 10,520 $ 2,229,504
Rollins, Inc. ......................... 15,329 920,047
Veralto Corp. ........................ 12,871 1,284,268
Waste Management, Inc. ................ 19,529 4,290,717
13,911,313
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 54,409 7,129,211
Cisco Systems, Inc. ................... 207,638 15,994,355
F5, Inc.
(a)
.......................... 3,135 800,240
Motorola Solutions, Inc. ................ 8,842 3,389,316
27,313,122
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. .............. 1,854 1,730,320
EMCOR Group, Inc. ................... 2,337 1,429,753
Quanta Services, Inc. .................. 7,838 3,308,106
6,468,179
Construction Materials — 0.3%
CRH plc ........................... 35,317 4,407,561
Martin Marietta Materials, Inc. ............ 3,180 1,980,059
Vulcan Materials Co. .................. 6,877 1,961,458
8,349,078
Consumer Finance — 0.6%
American Express Co. ................. 28,311 10,473,655
Capital One Financial Corp. .............. 33,497 8,118,333
Synchrony Financial ................... 18,724 1,562,143
20,154,131
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. ................ 23,351 20,136,501
Dollar General Corp. .................. 11,526 1,530,307
Dollar Tree, Inc.
(a)
..................... 9,821 1,208,081
Kroger Co. (The) ..................... 32,689 2,042,409
Sysco Corp. ........................ 25,035 1,844,829
Target Corp. ........................ 24,070 2,352,843
Walmart, Inc. ........................ 231,050 25,741,281
54,856,251
Containers & Packaging — 0.2%
Amcor plc
(b)
......................... 124,845 1,041,207
Avery Dennison Corp. .................. 3,967 721,518
Ball Corp. .......................... 14,184 751,326
International Paper Co. ................. 27,132 1,068,730
Packaging Corp. of America ............. 4,603 949,277
Smurfit WestRock plc .................. 27,473 1,062,381
5,594,439
Distributors — 0.0%
Genuine Parts Co. .................... 7,219 887,648
Pool Corp. ......................... 1,788 409,005
1,296,653
Diversified Telecommunication Services — 0.6%
AT&T, Inc. .......................... 373,544 9,278,833
Verizon Communications, Inc. ............ 222,164 9,048,740
18,327,573
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 13,445 874,059
American Electric Power Co., Inc. .......... 28,197 3,251,396
Constellation Energy Corp. .............. 16,455 5,813,058
Duke Energy Corp. ................... 41,236 4,833,272
Edison International ................... 20,135 1,208,503
Entergy Corp. ....................... 23,688 2,189,482
Evergy, Inc. ......................... 11,725 849,945
Eversource Energy ................... 19,341 1,302,230
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 52,847 $ 2,303,601
FirstEnergy Corp. .................... 27,981 1,252,709
NextEra Energy, Inc.
(b)
................. 109,706 8,807,198
NRG Energy, Inc. ..................... 10,288 1,638,261
PG&E Corp. ........................ 116,721 1,875,706
Pinnacle West Capital Corp. ............. 6,237 553,222
PPL Corp. ......................... 38,760 1,357,375
Southern Co. (The) ................... 58,017 5,059,082
Xcel Energy, Inc. ..................... 30,903 2,282,496
45,451,595
Electrical Equipment — 0.8%
AMETEK, Inc. ....................... 12,091 2,482,403
Eaton Corp. plc ...................... 20,444 6,511,619
Emerson Electric Co. .................. 29,568 3,924,265
GE Vernova, Inc. ..................... 14,296 9,343,437
Generac Holdings, Inc.
(a)
................ 3,217 438,702
Hubbell, Inc. ........................ 2,755 1,223,523
Rockwell Automation, Inc. ............... 6,005 2,336,365
26,260,314
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 64,347 8,695,854
CDW Corp. ......................... 6,764 921,257
Corning, Inc. ........................ 40,789 3,571,485
Jabil, Inc. .......................... 5,634 1,284,665
Keysight Technologies, Inc.
(a)
............. 9,139 1,856,953
TE Connectivity plc ................... 15,397 3,502,971
Teledyne Technologies, Inc.
(a)
............. 2,487 1,270,186
Zebra Technologies Corp. , Class A
(a)
........ 2,742 665,812
21,769,183
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 51,830 2,360,338
Halliburton Co. ...................... 44,562 1,259,322
SLB Ltd. ........................... 79,005 3,032,212
6,651,872
Entertainment — 1.3%
Electronic Arts, Inc. ................... 11,827 2,416,611
Live Nation Entertainment, Inc.
(a)
.......... 8,324 1,186,170
Netflix, Inc.
(a)
........................ 223,265 20,933,326
Take-Two Interactive Software, Inc.
(a)
........ 9,130 2,337,554
TKO Group Holdings, Inc. , Class A ......... 3,452 721,468
Walt Disney Co. (The) ................. 94,067 10,702,003
Warner Bros Discovery, Inc.
(a)
............ 129,977 3,745,937
42,043,069
Financial Services — 3.8%
Apollo Global Management, Inc. ........... 24,443 3,538,369
Berkshire Hathaway, Inc. , Class B
(a)
........ 96,620 48,566,043
Block, Inc. , Class A
(a)
.................. 28,534 1,857,278
Corpay, Inc.
(a)
....................... 3,656 1,100,200
Fidelity National Information Services, Inc. .... 27,206 1,808,111
Fiserv, Inc.
(a)
........................ 28,586 1,920,122
Global Payments, Inc. ................. 12,751 986,927
Jack Henry & Associates, Inc. ............ 3,921 715,504
Mastercard, Inc. , Class A ................ 43,204 24,664,299
PayPal Holdings, Inc. .................. 49,300 2,878,134
Visa, Inc. , Class A .................... 88,922 31,185,835
119,220,822
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 25,070 1,441,274
Bunge Global SA ..................... 6,839 609,218
Campbell's Co. (The)
(b)
................. 10,543 293,834
Conagra Brands, Inc. .................. 25,545 442,184

Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. .................... 28,506 $ 1,325,529
Hershey Co. (The) .................... 7,711 1,403,248
Hormel Foods Corp. ................... 15,763 373,583
J M Smucker Co. (The) ................. 5,919 578,937
Kraft Heinz Co. (The) .................. 45,116 1,094,063
Lamb Weston Holdings, Inc. ............. 7,837 328,292
McCormick & Co., Inc. (Non-Voting) ........ 13,728 935,014
Mondelez International, Inc. , Class A ........ 67,730 3,645,906
Tyson Foods, Inc. , Class A .............. 14,773 865,993
13,337,075
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 8,437 1,414,294
Ground Transportation — 0.8%
CSX Corp. ......................... 98,032 3,553,660
JB Hunt Transport Services, Inc. .......... 3,931 763,951
Norfolk Southern Corp. ................. 11,759 3,395,058
Old Dominion Freight Line, Inc. ........... 9,854 1,545,107
Uber Technologies, Inc.
(a)
............... 109,481 8,945,693
Union Pacific Corp. ................... 31,254 7,229,675
25,433,144
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 91,622 11,479,320
Align Technology, Inc.
(a)
................. 3,429 535,438
Baxter International, Inc.
(b)
............... 28,650 547,502
Becton Dickinson & Co. ................ 15,057 2,922,112
Boston Scientific Corp.
(a)
................ 77,914 7,429,100
Cooper Cos., Inc. (The)
(a)
............... 10,290 843,368
Dexcom, Inc.
(a)
...................... 20,722 1,375,319
Edwards Lifesciences Corp.
(a)
............ 30,576 2,606,604
GE HealthCare Technologies, Inc. ......... 23,738 1,946,991
Hologic, Inc.
(a)
....................... 12,153 905,277
IDEXX Laboratories, Inc.
(a)
............... 4,212 2,849,544
Insulet Corp.
(a)
....................... 3,681 1,046,287
Intuitive Surgical, Inc.
(a)
................. 18,678 10,578,472
Medtronic plc ....................... 67,581 6,491,831
ResMed, Inc.
(b)
...................... 7,586 1,827,240
Solventum Corp.
(a)
.................... 7,857 622,589
STERIS plc ......................... 5,144 1,304,107
Stryker Corp. ....................... 18,135 6,373,909
Zimmer Biomet Holdings, Inc. ............ 10,812 972,215
62,657,225
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 12,388 2,545,734
Cencora, Inc.
(b)
...................... 10,207 3,447,414
Centene Corp.
(a)
..................... 25,401 1,045,251
Cigna Group (The) .................... 13,982 3,848,266
CVS Health Corp. .................... 67,164 5,330,135
DaVita, Inc.
(a)
........................ 1,826 207,452
Elevance Health, Inc. .................. 11,710 4,104,940
HCA Healthcare, Inc. .................. 8,417 3,929,561
Henry Schein, Inc.
(a)
................... 5,612 424,155
Humana, Inc. ....................... 6,387 1,635,902
Labcorp Holdings, Inc. ................. 4,408 1,105,879
McKesson Corp. ..................... 6,503 5,334,346
Molina Healthcare, Inc.
(a)
................ 2,603 451,725
Quest Diagnostics, Inc. ................. 5,775 1,002,136
UnitedHealth Group, Inc. ................ 47,729 15,755,820
Universal Health Services, Inc. , Class B ..... 2,863 624,191
50,792,907
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 8,365 409,383
Healthpeak Properties, Inc. .............. 37,790 607,663
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ........................ 23,446 $ 1,814,251
Welltower, Inc. ....................... 35,755 6,636,486
9,467,783
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 34,811 617,199
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. , Class A
(a)
.................. 22,409 3,041,349
Booking Holdings, Inc. ................. 1,698 9,093,350
Carnival Corp.
(a)
...................... 57,962 1,770,159
Chipotle Mexican Grill, Inc.
(a)
............. 69,671 2,577,827
Darden Restaurants, Inc. ............... 6,051 1,113,505
Domino's Pizza, Inc. ................... 1,700 708,594
DoorDash, Inc. , Class A
(a)
............... 19,634 4,446,708
Expedia Group, Inc. ................... 6,189 1,753,406
Hilton Worldwide Holdings, Inc. ........... 12,247 3,517,951
Las Vegas Sands Corp. ................ 15,908 1,035,452
Marriott International, Inc. , Class A ......... 11,736 3,640,977
McDonald's Corp.
(b)
................... 37,524 11,468,460
MGM Resorts International
(a)
............. 11,433 417,190
Norwegian Cruise Line Holdings Ltd.
(a)
....... 24,763 552,710
Royal Caribbean Cruises Ltd. ............ 13,357 3,725,534
Starbucks Corp. ...................... 59,903 5,044,432
Wynn Resorts Ltd. .................... 4,251 511,523
Yum! Brands, Inc. .................... 14,770 2,234,406
56,653,533
Household Durables — 0.2%
DR Horton, Inc. ...................... 14,337 2,064,958
Garmin Ltd. ......................... 8,407 1,705,360
Lennar Corp. , Class A .................. 11,232 1,154,650
NVR, Inc.
(a)
......................... 152 1,108,501
PulteGroup, Inc. ..................... 10,551 1,237,210
7,270,679
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 12,920 1,083,342
Clorox Co. (The) ..................... 6,173 622,424
Colgate-Palmolive Co. ................. 42,763 3,379,132
Kimberly-Clark Corp. .................. 17,675 1,783,231
Procter & Gamble Co. (The) ............. 123,123 17,644,757
24,512,886
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 39,344 564,193
Vistra Corp. ........................ 16,636 2,683,886
3,248,079
Industrial Conglomerates — 0.4%
3M Co. ............................ 27,872 4,462,307
Honeywell International, Inc. ............. 33,452 6,526,151
10,988,458
Industrial REITs — 0.2%
Prologis, Inc. ........................ 48,802 6,230,063
Insurance — 1.7%
Aflac, Inc. .......................... 24,854 2,740,650
Allstate Corp. (The) ................... 13,909 2,895,158
American International Group, Inc. ......... 28,431 2,432,272
Aon plc , Class A ..................... 11,309 3,990,720
Arch Capital Group Ltd.
(a)
............... 19,026 1,824,974
Arthur J Gallagher & Co. ................ 13,611 3,522,391
Assurant, Inc. ....................... 2,532 609,832
Brown & Brown, Inc.
(b)
.................. 15,271 1,217,099
Chubb Ltd. ......................... 19,285 6,019,234
Cincinnati Financial Corp. ............... 8,147 1,330,568

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Erie Indemnity Co. , Class A
(b)
............. 1,385 $ 397,010
Everest Group Ltd. .................... 2,142 726,888
Globe Life, Inc. ...................... 4,120 576,223
Hartford Insurance Group, Inc. (The) ........ 14,527 2,001,821
Loews Corp. ........................ 8,923 939,681
Marsh & McLennan Cos., Inc. ............ 25,813 4,788,828
MetLife, Inc. ........................ 29,162 2,302,048
Principal Financial Group, Inc. ............ 10,661 940,407
Progressive Corp. (The) ................ 30,897 7,035,865
Prudential Financial, Inc. ................ 18,291 2,064,688
Travelers Cos., Inc. (The) ............... 11,753 3,409,075
Willis Towers Watson plc ................ 5,045 1,657,787
WR Berkley Corp. .................... 16,289 1,142,185
54,565,404
Interactive Media & Services — 8.0%
Alphabet, Inc. , Class A ................. 306,552 95,950,776
Alphabet, Inc. , Class C ................. 245,010 76,884,138
Match Group, Inc. .................... 13,389 432,331
Meta Platforms, Inc. , Class A ............. 114,753 75,747,308
249,014,553
IT Services — 0.9%
Accenture plc , Class A ................. 32,675 8,766,702
Akamai Technologies, Inc.
(a)
.............. 7,351 641,375
Cognizant Technology Solutions Corp. , Class A . 25,308 2,100,564
EPAM Systems, Inc.
(a)
.................. 2,837 581,244
Gartner, Inc.
(a)
....................... 3,746 945,041
GoDaddy, Inc. , Class A
(a)
................ 6,927 859,502
International Business Machines Corp. ...... 49,251 14,588,639
VeriSign, Inc. ....................... 4,464 1,084,529
29,567,596
Leisure Products — 0.0%
Hasbro, Inc. ........................ 7,126 584,332
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............... 15,079 2,051,800
Bio-Techne Corp. ..................... 7,727 454,425
Charles River Laboratories International, Inc.
(a)
. 2,656 529,819
Danaher Corp. ...................... 33,124 7,582,746
IQVIA Holdings, Inc.
(a)
.................. 9,045 2,038,833
Mettler-Toledo International, Inc.
(a)
......... 1,100 1,533,609
Revvity, Inc. ........................ 5,886 569,470
Thermo Fisher Scientific, Inc. ............. 19,796 11,470,792
Waters Corp.
(a)
...................... 3,119 1,184,690
West Pharmaceutical Services, Inc. ........ 3,763 1,035,352
28,451,536
Machinery — 1.6%
Caterpillar, Inc. ...................... 24,658 14,125,828
Cummins, Inc. ....................... 7,305 3,728,837
Deere & Co.
(b)
....................... 13,247 6,167,406
Dover Corp. ........................ 7,160 1,397,918
Fortive Corp. ........................ 16,454 908,425
IDEX Corp. ......................... 3,840 683,290
Illinois Tool Works, Inc. ................. 13,910 3,426,033
Ingersoll Rand, Inc. ................... 18,908 1,497,892
Nordson Corp. ....................... 2,936 705,903
Otis Worldwide Corp. .................. 20,338 1,776,524
PACCAR, Inc. ....................... 27,520 3,013,715
Parker-Hannifin Corp. .................. 6,649 5,844,205
Pentair plc ......................... 8,575 893,001
Snap-on, Inc. ....................... 2,674 921,460
Stanley Black & Decker, Inc. ............. 7,838 582,207
Westinghouse Air Brake Technologies Corp. ... 9,048 1,931,296
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ......................... 12,868 $ 1,752,364
49,356,304
Media — 0.4%
Charter Communications, Inc. , Class A
(a) (b)
.... 4,637 967,974
Comcast Corp. , Class A ................ 191,500 5,723,935
Fox Corp. , Class A .................... 10,891 795,806
Fox Corp. , Class B .................... 7,481 485,741
News Corp. , Class A ................... 18,769 490,246
News Corp. , Class B .................. 6,293 186,462
Omnicom Group, Inc. .................. 17,046 1,376,464
Paramount Skydance Corp. , Class B ........ 17,064 228,657
Trade Desk, Inc. (The) , Class A
(a)
.......... 22,657 860,060
11,115,345
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 75,879 3,853,894
Newmont Corp. ...................... 57,499 5,741,275
Nucor Corp. ........................ 11,943 1,948,023
Steel Dynamics, Inc. ................... 7,237 1,226,310
12,769,502
Multi-Utilities — 0.6%
Ameren Corp. ....................... 14,389 1,436,886
CenterPoint Energy, Inc. ................ 34,388 1,318,436
CMS Energy Corp. .................... 16,414 1,147,831
Consolidated Edison, Inc. ............... 19,242 1,911,115
Dominion Energy, Inc. .................. 44,498 2,607,138
DTE Energy Co. ..................... 10,946 1,411,815
NiSource, Inc. ....................... 24,119 1,007,209
Public Service Enterprise Group, Inc. ....... 26,642 2,139,353
Sempra ........................... 34,623 3,056,865
WEC Energy Group, Inc. ................ 17,425 1,837,640
17,874,288
Office REITs — 0.0%
BXP, Inc.
(b)
......................... 7,921 534,509
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. ......................... 18,631 455,714
Chevron Corp. ....................... 99,727 15,199,392
ConocoPhillips ...................... 65,110 6,094,947
Coterra Energy, Inc. ................... 40,496 1,065,855
Devon Energy Corp. ................... 33,440 1,224,907
Diamondback Energy, Inc.
(b)
.............. 9,797 1,472,783
EOG Resources, Inc. .................. 28,919 3,036,784
EQT Corp. ......................... 33,114 1,774,911
Expand Energy Corp. .................. 11,583 1,278,300
Exxon Mobil Corp. .................... 222,203 26,739,909
Kinder Morgan, Inc. ................... 103,413 2,842,823
Marathon Petroleum Corp. .............. 15,803 2,570,042
Occidental Petroleum Corp. .............. 37,844 1,556,145
ONEOK, Inc. ........................ 33,454 2,458,869
Phillips 66 .......................... 21,382 2,759,133
Targa Resources Corp. ................. 11,471 2,116,400
Texas Pacific Land Corp. ................ 3,111 893,542
Valero Energy Corp. ................... 16,011 2,606,431
Williams Cos., Inc. (The) ................ 64,074 3,851,488
79,998,375
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 34,591 2,400,615
Southwest Airlines Co. ................. 27,141 1,121,738
United Airlines Holdings, Inc.
(a)
............ 16,817 1,880,477
5,402,830

Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 12,926 $ 1,353,611
Kenvue, Inc. ........................ 101,400 1,749,150
3,102,761
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. ................ 107,264 5,785,820
Eli Lilly & Co. ....................... 41,842 44,966,760
Johnson & Johnson ................... 126,946 26,271,475
Merck & Co., Inc. ..................... 130,778 13,765,692
Pfizer, Inc. ......................... 299,581 7,459,567
Viatris, Inc. ......................... 59,549 741,385
Zoetis, Inc. , Class A ................... 23,480 2,954,254
101,944,953
Professional Services — 0.5%
Automatic Data Processing, Inc. ........... 21,310 5,481,571
Broadridge Financial Solutions, Inc. ........ 6,140 1,370,264
Dayforce, Inc.
(a)
...................... 8,113 561,095
Equifax, Inc. ........................ 6,477 1,405,380
Jacobs Solutions, Inc. .................. 6,172 817,543
Leidos Holdings, Inc. .................. 6,793 1,225,457
Paychex, Inc. ....................... 17,043 1,911,884
Paycom Software, Inc. ................. 2,599 414,177
Verisk Analytics, Inc. ................... 7,476 1,672,306
14,859,677
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 15,436 2,481,955
CoStar Group, Inc. .................... 22,164 1,490,307
3,972,262
Residential REITs — 0.2%
AvalonBay Communities, Inc.
(b)
........... 7,498 1,359,462
Camden Property Trust ................. 5,375 591,680
Equity Residential .................... 17,973 1,133,018
Essex Property Trust, Inc. ............... 3,481 910,908
Invitation Homes, Inc. .................. 30,815 856,349
Mid-America Apartment Communities, Inc. .... 6,062 842,072
UDR, Inc. .......................... 16,254 596,197
6,289,686
Retail REITs — 0.2%
Federal Realty Investment Trust ........... 4,305 433,944
Kimco Realty Corp. ................... 34,539 700,106
Realty Income Corp. ................... 48,463 2,731,859
Regency Centers Corp. ................ 9,117 629,346
Simon Property Group, Inc. .............. 17,099 3,165,196
7,660,451
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.
(a)
........... 85,782 18,371,073
Analog Devices, Inc. ................... 25,921 7,029,775
Applied Materials, Inc. ................. 41,975 10,787,155
Broadcom, Inc. ...................... 248,822 86,117,294
First Solar, Inc.
(a)
..................... 5,630 1,470,725
Intel Corp.
(a)
........................ 233,408 8,612,755
KLA Corp. .......................... 6,923 8,411,999
Lam Research Corp. .................. 66,180 11,328,693
Microchip Technology, Inc. ............... 28,739 1,831,249
Micron Technology, Inc. ................. 59,143 16,880,004
Monolithic Power Systems, Inc. ........... 2,540 2,302,154
NVIDIA Corp. ....................... 1,280,372 238,789,378
NXP Semiconductors NV ............... 13,336 2,894,712
ON Semiconductor Corp.
(a)
.............. 20,689 1,120,309
Qnity Electronics, Inc. .................. 11,385 929,585
QUALCOMM, Inc. .................... 56,431 9,652,523
Skyworks Solutions, Inc. ................ 8,299 526,240
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ....................... 8,348 $ 1,615,839
Texas Instruments, Inc. ................. 47,876 8,306,007
436,977,469
Software — 10.2%
Adobe, Inc.
(a)
........................ 22,056 7,719,379
AppLovin Corp. , Class A
(a)
............... 14,262 9,610,021
Autodesk, Inc.
(a)
...................... 11,326 3,352,609
Cadence Design Systems, Inc.
(a)
.......... 14,342 4,483,022
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,294 6,231,695
Datadog, Inc. , Class A
(a)
................ 17,113 2,327,197
Fair Isaac Corp.
(a)
..................... 1,249 2,111,584
Fortinet, Inc.
(a)
....................... 33,306 2,644,830
Gen Digital, Inc. ...................... 29,919 813,498
Intuit, Inc. .......................... 14,690 9,730,950
Microsoft Corp. ...................... 391,613 189,391,879
Oracle Corp. ........................ 88,306 17,211,722
Palantir Technologies, Inc. , Class A
(a)
....... 120,362 21,394,346
Palo Alto Networks, Inc.
(a)
............... 35,663 6,569,125
PTC, Inc.
(a)
......................... 6,253 1,089,335
Roper Technologies, Inc. ................ 5,650 2,514,985
Salesforce, Inc. ...................... 50,161 13,288,151
ServiceNow, Inc.
(a)
.................... 55,230 8,460,684
Synopsys, Inc.
(a)
..................... 9,845 4,624,393
Trimble, Inc.
(a)
....................... 12,415 972,715
Tyler Technologies, Inc.
(a)
............... 2,342 1,063,151
Workday, Inc. , Class A
(a)
................ 11,557 2,482,212
318,087,483
Specialized REITs — 0.7%
American Tower Corp. ................. 24,746 4,344,655
Crown Castle, Inc.
(b)
................... 22,636 2,011,661
Digital Realty Trust, Inc. ................ 16,943 2,621,252
Equinix, Inc. ........................ 5,195 3,980,201
Extra Space Storage, Inc. ............... 11,089 1,444,010
Iron Mountain, Inc. .................... 15,724 1,304,306
Public Storage ....................... 8,448 2,192,256
SBA Communications Corp. ............. 5,513 1,066,380
VICI Properties, Inc. ................... 55,758 1,567,915
Weyerhaeuser Co. .................... 37,038 877,430
21,410,066
Specialty Retail — 1.7%
AutoZone, Inc.
(a)
..................... 868 2,943,822
Best Buy Co., Inc. .................... 9,905 662,942
Carvana Co. , Class A
(a)
................. 7,452 3,144,893
Home Depot, Inc. (The) ................ 52,447 18,047,013
Lowe's Cos., Inc. ..................... 29,550 7,126,278
O'Reilly Automotive, Inc.
(a)
............... 44,873 4,092,866
Ross Stores, Inc. ..................... 17,294 3,115,341
TJX Cos., Inc. (The) ................... 58,641 9,007,844
Tractor Supply Co. .................... 28,278 1,414,183
Ulta Beauty, Inc.
(a)
.................... 2,348 1,420,563
Williams-Sonoma, Inc. ................. 6,402 1,143,333
52,119,078
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 778,569 211,661,768
Dell Technologies, Inc. , Class C ........... 15,987 2,012,443
Hewlett Packard Enterprise Co. ........... 69,987 1,681,088
HP, Inc. ........................... 49,220 1,096,622
NetApp, Inc. ........................ 10,262 1,098,958
Sandisk Corp.
(a)
...................... 7,376 1,750,915
Seagate Technology Holdings plc .......... 11,429 3,147,432
Super Micro Computer, Inc.
(a)
............. 26,919 787,919

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................. 18,015 $ 3,103,444
226,340,589
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 7,933 822,414
Lululemon Athletica, Inc.
(a)
............... 5,697 1,183,893
NIKE, Inc. , Class B ................... 62,946 4,010,290
Ralph Lauren Corp. , Class A ............. 1,985 701,916
Tapestry, Inc. ........................ 10,783 1,377,744
8,096,257
Tobacco — 0.6%
Altria Group, Inc. ..................... 89,124 5,138,890
Philip Morris International, Inc. ............ 82,020 13,156,008
18,294,898
Trading Companies & Distributors — 0.2%
Fastenal Co. ........................ 61,213 2,456,478
United Rentals, Inc. ................... 3,340 2,703,129
WW Grainger, Inc. .................... 2,321 2,342,005
7,501,612
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 10,347 1,350,284
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 25,342 5,145,440
Total Common Stocks — 98 .7%
(Cost: $ 928,499,877 ) .............................. 3,079,234,432
Investment Companies
iShares Core S&P 500 ETF
(c)
............. 44,983 30,810,656
Total Investment Companies — 1 .0%
(Cost: $ 30,735,028 ) ............................... 30,810,656
Total Long-Term Investments — 99.7%
(Cost: $ 959,234,905 ) .............................. 3,110,045,088
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 14,226,585 14,233,698
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 6,142,742 6,142,742
Total Short-Term Securities — 0 .7%
(Cost: $ 20,376,440 ) ............................... 20,376,440
Total Investments — 100 .4%
(Cost: $ 979,611,345 ) .............................. 3,130,421,528
Liabilities in Excess of Other Assets — (0.4) % ............. (13,004,359)
Net Assets — 100.0% ...............................
$ 3,117,417,169
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 210,907,500 $ — $ (196,692,526)
(a)
$ 18,724 $ — $ 14,233,698 14,226,585 $ 156,666
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 8,117,033 — (1,974,291)
(a)
— — 6,142,742 6,142,742 310,491 —
BlackRock, Inc. .......... 8,520,715 — (739,836) 615,653 (258,737) 8,137,795 7,603 167,080 —
iShares Core S&P 500 ETF .. — 46,204,489 (15,688,331) 218,869 75,629 30,810,656 44,983 54,371 —
$ 853,246 $ (183,108) $ 59,324,891 $ 688,608 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 20 03/20/26 $ 6,893 $ (3,190)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,190 $ — $ — $ — $ 3,190
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,233,361 $ — $ — $ — $ 1,233,361
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 265,986 $ — $ — $ — $ 265,986
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,778,088

Schedule of Investments
(continued)
December 31, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,079,234,432 $ — $ — $ 3,079,234,432
Investment Companies .................................... 30,810,656 — — 30,810,656
Short-Term Securities
Money Market Funds ...................................... 20,376,440 — — 20,376,440
$ 3,130,421,528 $ — $ — $ 3,130,421,528
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,190) $ — $ — $ (3,190)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
12
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,071,096,637
Investments, at value — affiliated
(c)
.......................................................................................... 59,324,891
Cash pledged: –
Futures contracts .................................................................................................... 453,000
Foreign currency, at value
(d)
............................................................................................... 99
Receivables: –
Securities lending income — affiliated ...................................................................................... 5,367
Capital shares sold ................................................................................................... 719,423
Dividends — unaffiliated ............................................................................................... 1,575,875
Dividends — affiliated ................................................................................................. 10,500
Prepaid e xpenses ..................................................................................................... 16,364
Total a ssets .........................................................................................................
3,133,202,156
LIABILITIES
Collateral on securities loaned ............................................................................................. 14,306,493
Payables: –
Capital shares redeemed ............................................................................................... 341,396
Distribution fees ..................................................................................................... 52,369
Interest expense .................................................................................................... 2,210
Investment advisory fees .............................................................................................. 184,957
Directors' and Officer's fees ............................................................................................. 425
Printing and postage fees .............................................................................................. 214,512
Professional fees .................................................................................................... 68,727
Transfer agent fees .................................................................................................. 515,708
Variation margin on futures contracts ....................................................................................... 51,316
Other accrued expenses ............................................................................................... 46,874
Total li abilities ........................................................................................................
15,784,987
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,117,417,169
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 922,007,184
Accumulated earnings .................................................................................................. 2,195,409,985
NET ASSETS ........................................................................................................
$ 3,117,417,169
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 925,332,060
(b)
  Securities loaned, at value ...................................................................................... $ 13,781,823
(c)
  Investments, at cost — affiliated ................................................................................... $ 54,279,285
(d)
  Foreign currency, at cost ....................................................................................... $ 102
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 2,832,637,468
Shares outstanding ...................................................................................................
73,398,880
Net asset value .....................................................................................................
$ 38.59
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 18,848,098
Shares outstanding ...................................................................................................
496,268
Net asset value .....................................................................................................
$ 37.98
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 265,931,603
Shares outstanding ...................................................................................................
6,992,095
Net asset value .....................................................................................................
$ 38.03
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
14
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 36,400,086
Dividends — affiliated ................................................................................................. 531,942
Interest — unaffiliated ................................................................................................. 27,784
Securities lending income — affiliated — net ................................................................................. 156,666
Foreign taxes withheld ................................................................................................ (9,356)
Total investment income .................................................................................................
37,107,122
EXPENSES
Investment advisory .................................................................................................. 2,046,134
Transfer agent — class specific .......................................................................................... 1,322,669
Distribution — class specific ............................................................................................ 657,438
Accounting services .................................................................................................. 171,326
Printing and postage ................................................................................................. 125,579
Professional ....................................................................................................... 90,049
Directors and Officer ................................................................................................. 26,526
Custodian ......................................................................................................... 25,667
Transfer agent ...................................................................................................... 16,613
Miscellaneous ...................................................................................................... 21,854
Total expenses excluding interest expense .....................................................................................
4,503,855
Interest expense .................................................................................................... 9,404
Total expenses .......................................................................................................
4,513,259
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (7,061)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (24,140)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,482,058
Net investment income ..................................................................................................
32,625,064
REALIZED AND UNREALIZED GAIN (LOSS) $ 449,485,974
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 203,136,042
Investments — affiliated ............................................................................................. 853,246
Foreign currency transactions ......................................................................................... (243)
Futures contracts .................................................................................................. 1,233,361
A
205,222,406
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 244,180,681
Investments — affiliated ............................................................................................. (183,108)
Foreign currency translations .......................................................................................... 9
Futures contracts .................................................................................................. 265,986
A
244,263,568
Net realized and unrealized gain ...........................................................................................
449,485,974
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 482,111,038
See notes to financial statements.

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock S&P 500 Index V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,625,064  $ 32,762,382
Net realized gain .................................................................................. 205,222,406  129,481,759
Net change in unrealized appreciation (depreciation) .......................................................... 244,263,568  424,667,143
Net increase in net assets resulting from operations ............................................................. 482,111,038  586,911,284
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (182,998,120) (136,243,173)
Class II ....................................................................................... (1,224,810) (859,334)
Class III ....................................................................................... (16,955,774) (13,186,088)
Decrease in net assets resulting from distributions to shareholders ................................................... (201,178,704) (150,288,595)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (14,188,799) (1,243,201)
NET ASSETS
Total increase in net assets ............................................................................. 266,743,535  435,379,488
Beginning of year .................................................................................... 2,850,673,634  2,415,294,146
End of year ........................................................................................
$ 3,117,417,169  $ 2,850,673,634
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
16
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 35.06  $ 29.60  $ 24.68  $ 32.25  $ 27.28
Net investment income
(a)
....................................
0 .42  0 .42  0 .42  0 .41  0 .40
Net realized and unrealized gain (loss) ...........................
5 .74  6 .97  6 .03  ( 6 .28 ) 7 .28
Net increase (decrease) from investment operations ................... 6.16  7.39  6.45  (5.87) 7.68
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .44 ) ( 0 .45 ) ( 0 .39 ) ( 0 .42 ) ( 0 .41 )
From net realized gain ...................................... ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................................... (2.63) (1.93) (1.53) (1.70) (2.71)
Net asset value, end of year .................................. $ 38.59  $ 35.06  $ 29.60  $ 24.68  $ 32.25
Total Return
(c)
Based on net asset value ..................................... 17.72% 24.83% 26.22% (18.23)% 28.53%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.13% 0.14% 0.13% 0.14% 0.14%
Total expenses after fees waived and/or reimbursed ...................
0.13% 0.14% 0.13% 0.14% 0.14%
Net investment income ......................................
1.14% 1.24% 1.52% 1.48% 1.28%
Supplemental Data
Net assets, end of year (000) ................................... $ 2,832,637  $ 2,580,180  $ 2,183,297  $ 1,704,055  $ 2,218,337
Portfolio turnover rate ........................................ 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 34.55  $ 29.19  $ 24.36  $ 31.86  $ 26.98
Net investment income
(a)
....................................
0 .36  0 .36  0 .37  0 .37  0 .35
Net realized and unrealized gain (loss) ...........................
5 .64  6 .88  5 .95  ( 6 .21 ) 7 .20
Net increase (decrease) from investment operations ................... 6.00  7.24  6.32  (5.84) 7.55
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .38 ) ( 0 .40 ) ( 0 .35 ) ( 0 .38 ) ( 0 .37 )
From net realized gain ...................................... ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................................... (2.57) (1.88) (1.49) (1.66) (2.67)
Net asset value, end of year .................................. $ 37.98  $ 34.55  $ 29.19  $ 24.36  $ 31.86
Total Return
(c)
Based on net asset value ..................................... 17.53% 24.68% 26.02% (18.36)% 28.34%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income ......................................
0.98% 1.09% 1.37% 1.33% 1.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 18,848  $ 16,475  $ 13,433  $ 10,411  $ 11,633
Portfolio turnover rate ........................................ 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
18
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 34.59  $ 29.23  $ 24.39  $ 31.88  $ 26.99
Net investment income
(a)
....................................
0 .32  0 .33  0 .35  0 .34  0 .31
Net realized and unrealized gain (loss) ...........................
5 .65  6 .87  5 .95  ( 6 .21 ) 7 .21
Net increase (decrease) from investment operations ................... 5.97  7.20  6.30  (5.87) 7.52
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .34 ) ( 0 .36 ) ( 0 .32 ) ( 0 .34 ) ( 0 .33 )
From net realized gain ...................................... ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................................... (2.53) (1.84) (1.46) (1.62) (2.63)
Net asset value, end of year .................................. $ 38.03  $ 34.59  $ 29.23  $ 24.39  $ 31.88
Total Return
(c)
Based on net asset value ..................................... 17.42% 24.52% 25.90% (18.42)% 28.23%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.39% 0.39% 0.39% 0.39% 0.39%
Total expenses after fees waived and/or reimbursed ...................
0.39% 0.39% 0.38% 0.39% 0.39%
Net investment income ......................................
0.88% 0.99% 1.27% 1.23% 1.03%
Supplemental Data
Net assets, end of year (000) ................................... $ 265,932  $ 254,018  $ 218,564  $ 202,820  $ 281,094
Portfolio turnover rate ........................................ 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The
Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition,
Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
20
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 5,911,551 $ (5,911,551) $ — $ —
Goldman Sachs & Co. LLC .......................... 290,879 (290,879) — —
J.P. Morgan Securities LLC .......................... 2,597,361 (2,597,361) — —
National Financial Services LLC ....................... 4,254,626 (4,254,626) — —
State Street Bank & Trust Co. ........................ 727,406 (727,406) — —
$ 13,781,823 $ (13,781,823) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
22
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2025 , the amount waived was $ 5,750 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $1,311 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 25,775
Class III ......................................................................................................... 631,663
$ 657,438
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 1,187,023 $ 8,668 $ 126,978 $ 1,322,669
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .05
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $34,919 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 22,422
Class II ...................................................................................................... 128
Class III ...................................................................................................... 1,590
$ 24,140
Class I Class II Class III
Expense Limitations ................................................................. 0 .15% 0 .30% 0 .40%
Purchases ............................................................................................................... $ 31,089,632
Sales ................................................................................................................... 40,466,002
Net Realized Gain .......................................................................................................... 28,219,594

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
24
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $107,623,426 and $288,656,183, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the characterization of corporate actions.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock S&P 500 Index V.I. Fund
Ordinary income ...................................................................................... $ 33,953,626 $ 35,224,905
Long-term capital gains ................................................................................. 167,225,078 115,063,690
$ 201,178,704 $ 150,288,595
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock S&P 500 Index V.I. Fund .............................................. $ 396,038 $ 63,514,769 $ 2,131,499,178 $ 2,195,409,985
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 998,915,123 $ 2,172,412,802 $ (40,906,399) $ 2,131,506,403

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
2,916,310 $ 106,588,507 3,102,079 $ 104,694,619
Shares issued in reinvestment of distributions ........................
4,806,224 182,998,120 3,784,624 136,243,173
Shares redeemed .........................................
(7,914,535) (292,889,042) (7,065,794) (238,407,955)
(192,001) $ (3,302,415) (179,091) $ 2,529,837
Class II
Shares sold .............................................
54,524 $ 1,967,123 68,035 $ 2,284,069
Shares issued in reinvestment of distributions ........................
32,680 1,224,810 24,229 859,334
Shares redeemed .........................................
(67,835) (2,353,780) (75,559) (2,543,748)
19,369 $ 838,153 16,705 $ 599,655
Class III
Shares sold .............................................
1,104,138 $ 39,251,318 1,320,866 $ 43,694,439
Shares issued in reinvestment of distributions ........................
451,887 16,954,669 371,425 13,185,282
Shares redeemed .........................................
(1,907,400) (67,930,524) (1,827,324) (61,252,414)
(351,375) $ (11,724,537) (135,033) $ (4,372,693)
(524,007) $ (14,188,799) (297,419) $ (1,243,201)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
28
Portfolio Abbreviation
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a)
........................ 4,801 $ 397,475
AeroVironment, Inc.
(a) (b)
................. 4,658 1,126,724
AerSale Corp.
(a)
...................... 4,272 30,374
AIRO Group Holdings, Inc.
(a) (b)
............ 531 4,343
Archer Aviation, Inc. , Class A
(a) (b)
........... 77,805 585,093
Astronics Corp.
(a)
..................... 3,719 201,718
Byrna Technologies, Inc.
(a) (b)
.............. 2,178 36,569
Cadre Holdings, Inc. ................... 3,591 146,656
Ducommun, Inc.
(a)
.................... 1,660 157,916
Eve Holding, Inc.
(a)
.................... 11,634 46,420
Firefly Aerospace, Inc.
(a) (b)
............... 2,548 56,999
Intuitive Machines, Inc. , Class A
(a)
.......... 13,837 224,574
Kratos Defense & Security Solutions, Inc.
(a)
... 20,556 1,560,406
Mercury Systems, Inc.
(a) (b)
............... 6,490 473,835
Moog, Inc. , Class A ................... 3,474 846,093
National Presto Industries, Inc. ............ 663 70,782
Park Aerospace Corp. .................. 2,361 50,384
Red Cat Holdings, Inc.
(a) (b)
............... 12,498 99,109
Redwire Corp.
(a)
...................... 8,873 67,435
Satellogic, Inc. , Class A
(a)
............... 8,653 16,181
V2X, Inc.
(a)
......................... 2,807 153,122
Voyager Technologies, Inc. , Class A
(a)
....... 1,595 41,693
VSE Corp. ......................... 2,861 494,295
6,888,196
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 2,628 65,700
Hub Group, Inc. , Class A ................ 7,382 314,547
Radiant Logistics, Inc.
(a) (b)
............... 4,387 27,770
408,017
Automobile Components — 1.1%
Adient plc
(a)
......................... 9,797 187,809
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 92,009
Cooper-Standard Holdings, Inc.
(a)
.......... 2,110 69,271
Dana, Inc. .......................... 14,519 344,971
Dorman Products, Inc.
(a) (b)
............... 3,392 417,861
Fox Factory Holding Corp.
(a)
.............. 5,326 91,128
Garrett Motion, Inc. ................... 19,579 341,262
Gentherm, Inc.
(a)
..................... 3,599 130,896
Goodyear Tire & Rubber Co. (The)
(a)
........ 34,327 300,705
Holley, Inc.
(a)
........................ 9,195 37,975
LCI Industries
(b)
...................... 2,918 354,070
Motorcar Parts of America, Inc.
(a)
.......... 1,589 19,608
Patrick Industries, Inc.
(b)
................ 4,017 435,563
Phinia, Inc. ......................... 4,618 289,502
Solid Power, Inc. , Class A
(a)
.............. 19,650 83,513
Standard Motor Products, Inc. ............ 2,520 92,862
Strattec Security Corp.
(a)
................ 484 36,852
Visteon Corp. ....................... 3,372 320,677
XPEL, Inc.
(a) (c)
....................... 3,166 158,015
3,804,549
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 21,032 21,453
Livewire Group, Inc.
(a) (b)
................. 4,588 20,279
Winnebago Industries, Inc. .............. 3,458 140,118
181,850
Banks — 9.8%
1st Source Corp. ..................... 2,310 144,352
ACNB Corp. ........................ 1,185 57,295
Amalgamated Financial Corp. ............ 2,771 88,755
Amerant Bancorp, Inc. , Class A ........... 4,430 86,429
Ameris Bancorp
(b)
..................... 8,370 621,640
Security
Shares
Shares Value
Banks (continued)
Ames National Corp.
(b)
................. 1,111 $ 25,509
Arrow Financial Corp. .................. 1,959 61,513
Associated Banc-Corp. ................. 20,517 528,518
Atlantic Union Bankshares Corp.
(b)
......... 17,681 624,139
Avidbank Holdings, Inc.
(a)
............... 398 10,571
Axos Financial, Inc.
(a)
.................. 6,841 589,421
Banc of California, Inc. ................. 15,836 305,476
BancFirst Corp. ...................... 2,579 273,426
Bancorp, Inc. (The)
(a)
.................. 5,237 353,602
Bank First Corp. ..................... 1,171 142,651
Bank of Hawaii Corp. .................. 4,837 330,706
Bank of Marin Bancorp ................. 1,663 43,255
Bank of NT Butterfield & Son Ltd. (The) ...... 5,337 265,889
Bank7 Corp. ........................ 616 25,244
BankFinancial Corp. ................... 1,104 13,248
BankUnited, Inc. ..................... 9,304 414,679
Bankwell Financial Group, Inc. ............ 1,001 45,866
Banner Corp. ....................... 4,313 270,253
Bar Harbor Bankshares ................ 1,956 60,734
BayCom Corp. ...................... 1,492 43,865
BCB Bancorp, Inc. .................... 2,193 17,697
Beacon Financial Corp. ................. 10,077 265,730
Blue Foundry Bancorp
(a)
................ 2,123 26,389
Blue Ridge Bankshares, Inc. ............. 7,738 33,041
Bridgewater Bancshares, Inc.
(a)
........... 2,907 50,960
Burke & Herbert Financial Services Corp. .... 1,721 107,235
Business First Bancshares, Inc. ........... 3,711 97,006
BV Financial, Inc.
(a) (b)
.................. 1,017 18,448
Byline Bancorp, Inc. ................... 3,956 115,317
C&F Financial Corp. ................... 384 27,875
Cadence Bank ...................... 19,323 827,797
California Bancorp .................... 3,023 56,439
Camden National Corp. ................ 2,013 87,324
Capital Bancorp, Inc. .................. 1,375 38,734
Capital City Bank Group, Inc. ............. 1,779 75,732
Capitol Federal Financial, Inc. ............ 15,065 102,593
Carter Bankshares, Inc.
(a)
............... 3,079 60,533
Cathay General Bancorp ................ 8,302 401,734
CB Financial Services, Inc. .............. 568 19,800
Central Pacific Financial Corp. ............ 3,251 101,301
CF Bankshares, Inc. ................... 446 11,128
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 383 13,267
Chemung Financial Corp. ............... 440 24,552
ChoiceOne Financial Services, Inc. ......... 1,845 54,464
Citizens & Northern Corp. ............... 1,779 35,882
Citizens Community Bancorp, Inc. ......... 1,098 19,566
Citizens Financial Services, Inc. ........... 646 36,835
City Holding Co. ..................... 1,720 205,024
Civista Bancshares, Inc. ................ 2,481 55,128
CNB Financial Corp. ................... 3,775 98,792
Coastal Financial Corp.
(a)
............... 1,638 187,698
CoastalSouth Bancshares, Inc.
(a)
.......... 547 12,718
Colony Bankcorp, Inc. ................. 1,900 33,858
Columbia Financial, Inc.
(a)
............... 3,235 50,272
Commercial Bancgroup, Inc.
(a)
............ 656 16,111
Community Financial System, Inc. ......... 6,515 374,222
Community Trust Bancorp, Inc. ........... 2,021 114,186
Community West Bancshares ............ 2,248 50,580
ConnectOne Bancorp, Inc. .............. 5,780 151,552
Customers Bancorp, Inc.
(a)
............... 3,946 288,531
CVB Financial Corp. ................... 16,009 297,767
Dime Community Bancshares, Inc. ......... 4,950 148,945
Eagle Bancorp Montana, Inc. ............. 876 17,432
Eagle Bancorp, Inc. ................... 3,499 74,949
Eagle Financial Services, Inc. ............ 495 19,699

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Eastern Bankshares, Inc. ............... 27,178 $ 500,891
ECB Bancorp, Inc.
(a) (b)
.................. 743 12,921
Enterprise Financial Services Corp. ........ 4,501 243,054
Equity Bancshares, Inc. , Class A
(b)
......... 1,884 84,121
Esquire Financial Holdings, Inc. ........... 922 94,109
Farmers & Merchants Bancorp, Inc. ........ 1,698 41,975
Farmers National Banc Corp. ............. 4,586 61,085
FB Bancorp, Inc.
(a)
.................... 2,314 29,735
FB Financial Corp. .................... 5,237 292,225
Fidelity D&D Bancorp, Inc. ............... 564 24,551
Financial Institutions, Inc. ............... 2,357 73,468
Finward Bancorp
(b)
.................... 359 12,633
Finwise Bancorp
(a) (b)
................... 1,092 19,590
First Bancorp ....................... 24,479 654,954
First Bancorp, Inc. (The) ................ 1,391 36,778
First Bank .......................... 2,963 48,771
First Busey Corp. ..................... 10,617 252,578
First Business Financial Services, Inc. ....... 951 51,639
First Capital, Inc.
(b)
.................... 389 23,029
First Commonwealth Financial Corp.
(b)
....... 13,316 224,508
First Community Bankshares, Inc. ......... 2,023 68,236
First Community Corp. ................. 886 26,270
First Financial Bancorp ................. 11,856 296,637
First Financial Bankshares, Inc.
(b)
.......... 16,396 489,749
First Financial Corp. ................... 1,378 83,259
First Foundation, Inc.
(a)
................. 7,998 49,268
First Internet Bancorp .................. 1,061 22,143
First Interstate BancSystem, Inc. , Class A
(b)
... 11,201 387,555
First Merchants Corp. .................. 6,988 261,910
First Mid Bancshares, Inc. ............... 2,686 104,754
First National Corp. ................... 934 23,574
First Savings Financial Group, Inc. ......... 647 20,613
First United Corp. .................... 753 28,192
First Western Financial, Inc.
(a)
............ 917 24,585
Firstsun Capital Bancorp
(a)
............... 1,563 58,823
Five Star Bancorp .................... 1,944 69,556
Flagstar Bank NA ..................... 37,372 470,513
Flushing Financial Corp. ................ 4,190 63,562
Franklin Financial Services Corp. .......... 502 25,200
FS Bancorp, Inc. ..................... 752 30,960
Fulton Financial Corp. .................. 22,736 439,487
FVCBankcorp, Inc. .................... 1,733 24,106
GBank Financial Holdings, Inc.
(a) (b)
......... 1,137 38,533
German American Bancorp, Inc. ........... 4,268 167,220
Glacier Bancorp, Inc. .................. 15,782 695,197
Great Southern Bancorp, Inc. ............. 1,039 63,961
Greene County Bancorp, Inc. ............. 786 17,473
Hancock Whitney Corp.
(b)
............... 10,599 674,944
Hanmi Financial Corp.
(b)
................ 3,597 97,227
Hanover Bancorp, Inc.
(b)
................ 535 12,364
Hawthorn Bancshares, Inc. .............. 709 24,730
HBT Financial, Inc. .................... 1,441 37,250
Heritage Commerce Corp. ............... 7,075 84,971
Heritage Financial Corp. ................ 4,119 97,414
Hilltop Holdings, Inc. ................... 5,368 182,190
Hingham Institution for Savings (The) ....... 194 55,088
Home Bancorp, Inc. ................... 875 50,575
Home BancShares, Inc. ................ 23,168 643,607
HomeTrust Bancshares, Inc. ............. 2,070 88,886
Hope Bancorp, Inc. ................... 15,884 174,089
Horizon Bancorp, Inc. .................. 5,512 93,484
Independent Bank Corp.
(b)
............... 2,624 85,359
Independent Bank Corp. ................ 6,241 456,092
International Bancshares Corp. ........... 6,799 451,726
Investar Holding Corp. ................. 1,277 34,121
Security
Shares
Shares Value
Banks (continued)
John Marshall Bancorp, Inc. ............. 1,610 $ 32,184
Kearny Financial Corp. ................. 7,196 53,322
Lakeland Financial Corp. ................ 3,080 175,745
Landmark Bancorp, Inc.
(b)
............... 532 13,933
LCNB Corp. ........................ 1,811 29,682
LINKBANCORP, Inc. .................. 2,602 21,492
Live Oak Bancshares, Inc. ............... 4,442 152,583
MainStreet Bancshares, Inc. ............. 815 16,593
Mechanics Bancorp
(b)
.................. 5,890 86,171
Mercantile Bank Corp. ................. 2,049 98,557
Meridian Corp. ...................... 1,129 19,848
Metrocity Bankshares, Inc. .............. 2,420 64,227
Metropolitan Bank Holding Corp. .......... 1,167 89,112
Mid Penn Bancorp, Inc. ................. 2,254 69,919
Middlefield Banc Corp. ................. 888 30,671
Midland States Bancorp, Inc. ............. 2,729 57,773
MidWestOne Financial Group, Inc. ......... 1,949 75,036
MVB Financial Corp. .................. 1,276 32,959
National Bank Holdings Corp. , Class A ...... 4,793 182,182
National Bankshares, Inc. ............... 704 23,605
NB Bancorp, Inc. ..................... 4,977 98,644
NBT Bancorp, Inc. .................... 6,341 263,278
Nicolet Bankshares, Inc. ................ 1,632 197,962
Northeast Bank ...................... 904 93,953
Northeast Community Bancorp, Inc. ........ 1,375 31,089
Northfield Bancorp, Inc. ................ 5,107 58,373
Northpointe Bancshares, Inc. ............. 2,269 38,074
Northrim Bancorp, Inc. ................. 2,844 75,679
Northwest Bancshares, Inc. .............. 18,218 218,616
Norwood Financial Corp. ................ 849 23,814
Oak Valley Bancorp ................... 678 20,381
OceanFirst Financial Corp. .............. 7,154 128,414
OFG Bancorp ....................... 5,379 220,431
Ohio Valley Banc Corp.
(b)
................ 453 18,111
Old National Bancorp .................. 43,515 970,820
Old Second Bancorp, Inc. ............... 6,193 120,763
OP Bancorp ........................ 1,536 21,688
Orange County Bancorp, Inc. ............. 1,423 40,627
Origin Bancorp, Inc. ................... 3,583 134,757
Orrstown Financial Services, Inc. .......... 2,419 85,681
Park National Corp. ................... 1,829 278,337
Parke Bancorp, Inc. ................... 1,218 30,499
Pathward Financial, Inc.. ................ 2,785 197,735
Patriot National Bancorp, Inc.
(a) (b)
.......... 7,917 14,409
PCB Bancorp ....................... 1,351 29,249
Peapack-Gladstone Financial Corp. ........ 1,955 54,447
Peoples Bancorp of North Carolina, Inc. ..... 608 22,010
Peoples Bancorp, Inc. ................. 4,326 129,910
Peoples Financial Services Corp.
(b)
......... 1,182 57,575
Pioneer Bancorp, Inc.
(a) (b)
................ 1,483 19,991
Plumas Bancorp ..................... 613 27,395
Ponce Financial Group, Inc.
(a)
............ 2,558 41,823
Preferred Bank ...................... 961 90,747
Primis Financial Corp. .................. 2,525 35,123
Princeton Bancorp, Inc. ................. 601 20,849
Provident Financial Services, Inc. .......... 15,008 296,408
QCR Holdings, Inc. ................... 2,102 175,097
RBB Bancorp ....................... 2,165 44,686
Red River Bancshares, Inc. .............. 655 46,787
Renasant Corp. ...................... 11,635 409,785
Republic Bancorp, Inc. , Class A ........... 1,050 72,439
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 799 9,604
Richmond Mutual Bancorp, Inc. ........... 998 14,012
Riverview Bancorp, Inc. ................ 2,353 11,812
S&T Bancorp, Inc. .................... 4,785 188,290

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
SB Financial Group, Inc. ................ 712 $ 15,856
Seacoast Banking Corp. of Florida ......... 10,607 333,272
ServisFirst Bancshares, Inc. ............. 6,365 456,943
Shore Bancshares, Inc. ................. 4,023 71,127
Sierra Bancorp ...................... 1,556 50,850
Simmons First National Corp. , Class A
(b)
..... 17,628 332,288
SmartFinancial, Inc. ................... 1,722 63,697
Sound Financial Bancorp, Inc. ............ 218 9,511
South Plains Financial, Inc. .............. 1,679 65,145
Southern First Bancshares, Inc.
(a)
.......... 985 50,747
Southern Missouri Bancorp, Inc. ........... 1,201 71,003
Southside Bancshares, Inc. .............. 3,616 109,890
SR Bancorp, Inc. ..................... 839 13,206
Stellar Bancorp, Inc. ................... 5,780 178,833
Sterling Bancorp, Inc.
(a) (b) (d)
............... 3,482 —
Stock Yards Bancorp, Inc. ............... 3,156 204,982
Texas Capital Bancshares, Inc.
(a)
.......... 5,624 509,197
Third Coast Bancshares, Inc.
(a)
............ 1,756 66,746
Timberland Bancorp, Inc. ............... 953 34,117
Tompkins Financial Corp. ............... 1,641 119,005
Towne Bank ........................ 8,965 299,162
TriCo Bancshares
(b)
................... 3,726 176,501
Triumph Financial, Inc.
(a)
................ 2,876 180,124
TrustCo Bank Corp. ................... 2,175 89,893
Trustmark Corp. ..................... 7,049 274,559
UMB Financial Corp. .................. 9,027 1,038,466
Union Bankshares, Inc. ................. 404 9,587
United Bankshares, Inc.
(b)
............... 17,267 663,053
United Community Banks, Inc.
(b)
........... 15,236 475,668
United Security Bancshares .............. 1,513 15,236
Unity Bancorp, Inc. .................... 1,024 52,961
Univest Financial Corp. ................. 3,445 112,789
USCB Financial Holdings, Inc. , Class A ...... 1,251 23,043
Valley National Bancorp ................ 60,298 704,281
Virginia National Bankshares Corp. ......... 540 21,519
WaFd, Inc. ......................... 9,499 304,253
Washington Trust Bancorp, Inc. ........... 2,335 68,999
WesBanco, Inc. ...................... 11,830 393,229
West Bancorp, Inc. .................... 2,084 46,244
Westamerica Bancorp ................. 2,864 136,985
Western New England Bancorp, Inc. ........ 2,279 28,761
WSFS Financial Corp. ................. 7,078 390,989
35,298,432
Beverages — 0.1%
MGP Ingredients, Inc. .................. 1,691 41,091
National Beverage Corp.
(a)
............... 2,943 93,852
Vita Coco Co., Inc. (The)
(a)
............... 5,886 312,017
Zevia PBC , Class A
(a)
.................. 3,989 9,255
456,215
Biotechnology — 9.3%
4D Molecular Therapeutics, Inc.
(a)
.......... 4,716 35,370
Abeona Therapeutics, Inc.
(a)
.............. 5,553 29,264
Absci Corp.
(a) (b)
...................... 16,993 59,306
ACADIA Pharmaceuticals, Inc.
(a)
........... 15,349 409,972
Actuate Therapeutics, Inc.
(a) (b)
............. 1,419 8,684
ADC Therapeutics SA
(a) (b)
............... 11,430 40,348
ADMA Biologics, Inc.
(a) (b)
................ 28,609 521,828
Agios Pharmaceuticals, Inc.
(a)
............ 7,104 193,371
Akebia Therapeutics, Inc.
(a)
.............. 31,698 51,034
Aldeyra Therapeutics, Inc.
(a)
.............. 7,422 38,446
Alector, Inc.
(a)
....................... 9,171 14,307
Alkermes plc
(a)
....................... 19,967 558,677
Allogene Therapeutics, Inc.
(a) (b)
............ 21,031 28,812
Altimmune, Inc.
(a)
..................... 10,308 37,212
Security
Shares
Shares Value
Biotechnology (continued)
Amicus Therapeutics, Inc.
(a)
.............. 36,566 $ 520,700
AnaptysBio, Inc.
(a)
.................... 2,293 111,165
Anavex Life Sciences Corp.
(a) (b)
........... 10,612 37,779
Anika Therapeutics, Inc.
(a)
............... 1,826 17,548
Annexon, Inc.
(a)
...................... 12,036 60,421
Apogee Therapeutics, Inc.
(a)
.............. 4,760 359,285
Arbutus Biopharma Corp.
(a)
.............. 18,532 89,139
Arcellx, Inc.
(a)
....................... 4,265 278,078
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 3,463 21,228
Arcus Biosciences, Inc.
(a)
................ 9,725 231,747
Arcutis Biotherapeutics, Inc.
(a)
............ 13,717 398,342
Ardelyx, Inc.
(a)
....................... 29,197 170,218
ArriVent Biopharma, Inc.
(a)
............... 3,638 73,197
Arrowhead Pharmaceuticals, Inc.
(a)
......... 16,353 1,085,676
ARS Pharmaceuticals, Inc.
(a) (b)
............ 6,948 80,944
Astria Therapeutics, Inc.
(a)
............... 5,254 68,775
aTyr Pharma, Inc.
(a)
................... 11,024 8,633
Aura Biosciences, Inc.
(a)
................ 5,714 31,141
Aurinia Pharmaceuticals, Inc.
(a)
............ 14,312 228,276
Avidity Biosciences, Inc.
(a)
............... 14,260 1,028,574
Avita Medical, Inc.
(a) (b)
.................. 1,233 4,254
Beam Therapeutics, Inc.
(a) (b)
.............. 11,719 324,851
Benitec Biopharma, Inc.
(a)
............... 1,803 24,286
Bicara Therapeutics, Inc.
(a) (b)
............. 3,736 62,877
BioCryst Pharmaceuticals, Inc.
(a)
........... 25,438 198,416
Biohaven Ltd.
(a)
...................... 11,479 129,598
Bridgebio Pharma, Inc.
(a)
................ 19,559 1,496,068
Bright Minds Biosciences, Inc.
(a)
........... 573 44,717
Candel Therapeutics, Inc.
(a) (b)
............. 5,529 31,239
Capricor Therapeutics, Inc.
(a)
............. 4,546 131,198
Cardiff Oncology, Inc.
(a)
................. 7,332 20,603
CareDx, Inc.
(a)
....................... 6,688 126,002
Cartesian Therapeutics, Inc.
(a)
............ 1,463 10,548
Catalyst Pharmaceuticals, Inc.
(a)
........... 14,241 332,385
Celcuity, Inc.
(a)
....................... 3,975 396,466
Celldex Therapeutics, Inc.
(a)
.............. 8,118 220,485
CG oncology, Inc.
(a)
................... 6,797 282,211
Cidara Therapeutics, Inc.
(a)
.............. 2,420 534,554
Cogent Biosciences, Inc.
(a)
............... 17,086 606,895
Coherus Oncology, Inc.
(a) (b)
.............. 12,395 17,601
Compass Therapeutics, Inc.
(a)
............ 16,228 87,144
Corvus Pharmaceuticals, Inc.
(a)
........... 6,649 51,197
CRISPR Therapeutics AG
(a) (b)
............. 10,729 562,629
Cullinan Therapeutics, Inc.
(a)
............. 6,409 66,333
Cytokinetics, Inc.
(a)
.................... 14,374 913,324
Day One Biopharmaceuticals, Inc.
(a)
........ 9,177 85,530
Denali Therapeutics, Inc.
(a)
.............. 16,170 266,967
Design Therapeutics, Inc.
(a)
.............. 2,801 26,273
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 4,501 35,828
Dianthus Therapeutics, Inc.
(a)
............. 3,022 124,537
Disc Medicine, Inc.
(a)
................... 3,094 245,694
Dynavax Technologies Corp.
(a)
............ 12,208 187,759
Dyne Therapeutics, Inc.
(a)
............... 15,405 301,322
Editas Medicine, Inc.
(a)
................. 10,264 21,041
Eledon Pharmaceuticals, Inc.
(a)
............ 7,361 11,115
Emergent BioSolutions, Inc.
(a)
............ 6,877 85,000
Enanta Pharmaceuticals, Inc.
(a)
........... 3,346 52,766
Entrada Therapeutics, Inc.
(a)
............. 3,241 33,317
Erasca, Inc.
(a)
....................... 21,807 81,122
Fate Therapeutics, Inc.
(a) (b)
............... 13,080 12,852
Fennec Pharmaceuticals, Inc.
(a)
........... 3,532 27,196
Foghorn Therapeutics, Inc.
(a)
............. 3,375 18,225
Geron Corp.
(a)
....................... 66,847 88,238
Gossamer Bio, Inc.
(a)
.................. 23,648 73,309
GRAIL, Inc.
(a) (b)
...................... 4,340 371,461

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Greenwich Lifesciences, Inc.
(a) (b)
........... 742 $ 15,589
Gyre Therapeutics, Inc.
(a)
............... 899 6,347
Heron Therapeutics, Inc.
(a) (b)
.............. 19,468 25,308
Humacyte, Inc.
(a) (b)
.................... 15,975 15,344
Ideaya Biosciences, Inc.
(a)
............... 9,913 342,692
ImmunityBio, Inc.
(a) (b)
................... 35,786 70,856
Immunome, Inc.
(a)
.................... 11,686 251,015
Immunovant, Inc.
(a) (b)
................... 8,771 222,959
Inhibikase Therapeutics, Inc.
(a)
............ 7,420 15,211
Inhibrx Biosciences, Inc.
(a)
............... 1,172 92,588
Inmune Bio, Inc.
(a) (b)
................... 1,528 2,384
Intellia Therapeutics, Inc.
(a) (b)
............. 12,236 110,002
Iovance Biotherapeutics, Inc.
(a) (b)
........... 33,956 92,700
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 18,314 61,718
Jade Biosciences, Inc.
(b)
................ 5,700 87,951
Janux Therapeutics, Inc.
(a)
............... 4,991 68,876
KalVista Pharmaceuticals, Inc.
(a)
........... 4,806 77,617
Keros Therapeutics, Inc.
(a) (b)
.............. 3,603 73,357
Kodiak Sciences, Inc.
(a)
................. 3,902 109,100
Korro Bio, Inc.
(a) (b)
..................... 765 6,128
Krystal Biotech, Inc.
(a)
.................. 3,063 755,152
Kura Oncology, Inc.
(a)
.................. 10,147 105,427
Kymera Therapeutics, Inc.
(a) (b)
............ 6,934 539,534
Larimar Therapeutics, Inc.
(a)
.............. 5,281 20,121
Lexeo Therapeutics, Inc.
(a)
............... 7,741 76,868
Madrigal Pharmaceuticals, Inc.
(a)
.......... 2,292 1,334,723
MannKind Corp.
(a)
.................... 36,377 206,258
MapLight Therapeutics, Inc.
(a)
............. 2,067 36,307
MeiraGTx Holdings plc
(a)
................ 5,751 45,720
MiMedx Group, Inc.
(a)
.................. 14,839 100,460
Mineralys Therapeutics, Inc.
(a)
............ 5,763 209,139
Mirum Pharmaceuticals, Inc.
(a)
............ 5,044 398,426
Monopar Therapeutics, Inc.
(a) (b)
............ 608 39,702
Monte Rosa Therapeutics, Inc.
(a)
........... 5,758 90,285
Myriad Genetics, Inc.
(a)
................. 11,251 69,194
Neurogene, Inc.
(a) (b)
................... 1,290 26,574
Nkarta, Inc.
(a)
........................ 6,676 12,351
Novavax, Inc.
(a) (b)
..................... 19,050 128,016
Nurix Therapeutics, Inc.
(a)
............... 12,349 234,260
Nuvalent, Inc. , Class A
(a)
................ 6,188 622,451
Nuvectis Pharma, Inc.
(a)
................ 1,577 11,906
Olema Pharmaceuticals, Inc.
(a)
............ 7,266 181,650
Organogenesis Holdings, Inc. , Class A
(a)
..... 8,338 43,191
ORIC Pharmaceuticals, Inc.
(a)
............ 8,342 68,238
Oruka Therapeutics, Inc.
(a)
............... 4,754 144,094
Palvella Therapeutics, Inc.
(a) (b)
............ 863 90,330
Perspective Therapeutics, Inc.
(a)
........... 6,100 16,775
Praxis Precision Medicines, Inc.
(a) (b)
......... 2,777 818,493
Precigen, Inc.
(a)
...................... 21,927 91,655
Prime Medicine, Inc.
(a) (b)
................ 12,638 43,854
Protagonist Therapeutics, Inc.
(a)
........... 7,184 627,451
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 8,740 15,732
Protara Therapeutics, Inc.
(a)
.............. 4,081 21,752
Prothena Corp. plc
(a)
................... 5,403 51,599
PTC Therapeutics, Inc.
(a)
................ 9,568 726,785
Puma Biotechnology, Inc.
(a)
.............. 5,205 30,970
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 45,427 185,796
REGENXBIO, Inc.
(a)
................... 5,928 85,363
Relay Therapeutics, Inc.
(a)
............... 17,880 151,265
Replimune Group, Inc.
(a)
................ 8,509 82,707
Rezolute, Inc.
(a)
...................... 9,842 23,227
Rhythm Pharmaceuticals, Inc.
(a)
........... 6,547 700,791
Rigel Pharmaceuticals, Inc.
(a)
............. 2,179 93,327
Rocket Pharmaceuticals, Inc.
(a)
............ 9,571 33,594
Sana Biotechnology, Inc.
(a) (b)
............. 20,305 82,641
Security
Shares
Shares Value
Biotechnology (continued)
Savara, Inc.
(a)
....................... 17,523 $ 105,664
Scholar Rock Holding Corp.
(a)
............ 10,033 441,954
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 16,953 63,913
Sionna Therapeutics, Inc.
(a)
.............. 1,980 81,457
Soleno Therapeutics, Inc.
(a)
.............. 5,751 266,271
Solid Biosciences, Inc.
(a)
................ 6,511 36,722
Spyre Therapeutics, Inc.
(a)
............... 8,489 278,100
Stoke Therapeutics, Inc.
(a)
............... 5,451 173,015
Syndax Pharmaceuticals, Inc.
(a)
........... 10,369 217,853
Tango Therapeutics, Inc.
(a) (b)
.............. 13,078 115,871
Taysha Gene Therapies, Inc.
(a) (b)
........... 27,984 153,912
Tectonic Therapeutic, Inc.
(a) (b)
............. 1,392 29,037
Tevogen Bio Holdings, Inc.
(a)
............. 8,119 2,688
TG Therapeutics, Inc.
(a)
................. 17,874 532,824
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 1,557 24,320
Travere Therapeutics, Inc.
(a)
.............. 10,162 388,290
TriSalus Life Sciences, Inc.
(a)
............. 3,651 25,484
TuHURA Biosciences, Inc.
(a) (b)
............ 4,077 3,085
Twist Bioscience Corp.
(a)
................ 7,458 236,568
Tyra Biosciences, Inc.
(a)
................ 3,211 84,417
Upstream Bio, Inc.
(a) (b)
.................. 4,040 109,686
UroGen Pharma Ltd.
(a)
................. 4,362 102,158
Vanda Pharmaceuticals, Inc.
(a)
............ 6,238 55,019
Vaxcyte, Inc.
(a)
....................... 14,068 649,097
Vera Therapeutics, Inc. , Class A
(a)
.......... 6,856 347,188
Veracyte, Inc.
(a)
...................... 9,786 411,991
Verastem, Inc.
(a)
...................... 6,797 52,473
Vericel Corp.
(a)
....................... 6,391 230,140
Vir Biotechnology, Inc.
(a)
................ 11,321 68,266
Viridian Therapeutics, Inc.
(a)
.............. 9,870 307,154
Voyager Therapeutics, Inc.
(a)
............. 6,065 23,835
Xencor, Inc.
(a)
....................... 8,675 132,814
Xenon Pharmaceuticals, Inc.
(a)
............ 9,346 418,888
XOMA Royalty Corp.
(a)
................. 1,190 31,642
Zenas Biopharma, Inc.
(a)
................ 2,345 85,147
Zymeworks, Inc.
(a)
.................... 6,058 159,507
33,421,276
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 3,164 55,718
Kohl's Corp. ........................ 13,432 274,147
Savers Value Village, Inc.
(a)
.............. 4,702 43,917
373,782
Building Products — 1.5%
American Woodmark Corp.
(a)
............. 1,831 98,691
Apogee Enterprises, Inc. ................ 2,506 91,243
AZZ, Inc. .......................... 3,688 395,280
CSW Industrials, Inc.
(b)
................. 2,015 591,463
Gibraltar Industries, Inc.
(a)
............... 3,674 181,643
Griffon Corp. ........................ 4,684 344,977
Insteel Industries, Inc. .................. 2,323 73,569
Janus International Group, Inc.
(a)
.......... 16,621 108,701
JELD-WEN Holding, Inc.
(a)
............... 10,869 26,738
Masterbrand, Inc.
(a) (b)
.................. 15,945 176,033
Modine Manufacturing Co.
(a)
............. 6,463 862,875
Quanex Building Products Corp.
(b)
......... 5,463 84,021
Resideo Technologies, Inc.
(a) (b)
............ 15,932 559,532
Tecnoglass, Inc. ...................... 3,328 167,465
UFP Industries, Inc. ................... 7,139 650,006
Zurn Elkay Water Solutions Corp. .......... 18,494 859,786
5,272,023
Capital Markets — 1.8%
Acadian Asset Management, Inc. .......... 3,414 160,458
AlTi Global, Inc. , Class A
(a) (b)
............. 4,393 20,384

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Artisan Partners Asset Management, Inc. , Class
A ............................. 7,653 $ 311,783
Bakkt Holdings, Inc. , Class A
(a)
............ 1,704 17,108
BGC Group, Inc. , Class A ............... 45,410 405,511
Cohen & Steers, Inc. .................. 3,378 212,071
Diamond Hill Investment Group, Inc. ........ 286 48,477
DigitalBridge Group, Inc. , Class A .......... 21,767 333,906
Donnelley Financial Solutions, Inc.
(a)
........ 3,109 145,159
Forge Global Holdings, Inc.
(a)
............. 1,461 65,102
GCM Grosvenor, Inc. , Class A ............ 5,923 67,048
Innventure, Inc.
(a)
..................... 3,263 13,639
Marex Group plc
(b)
.................... 6,733 258,278
MarketWise, Inc. , Class A ............... 676 10,154
Miami International Holdings, Inc.
(a) (b)
........ 2,899 128,658
Moelis & Co. , Class A .................. 7,865 540,640
Open Lending Corp.
(a)
.................. 12,437 19,277
P10, Inc. , Class A .................... 6,700 65,727
Patria Investments Ltd. , Class A ........... 7,800 123,942
Perella Weinberg Partners , Class C
(b)
....... 7,832 135,494
Piper Sandler Cos. .................... 2,175 738,869
PJT Partners, Inc. , Class A .............. 2,919 488,057
Siebert Financial Corp.
(a) (b)
............... 2,202 7,729
Silvercrest Asset Management Group, Inc. , Class
A ............................. 1,151 17,484
StepStone Group, Inc. , Class A ........... 8,726 559,947
StoneX Group, Inc.
(a)
.................. 6,071 577,534
Value Line, Inc. ...................... 105 4,035
Victory Capital Holdings, Inc. , Class A
(b)
...... 5,496 346,743
Virtus Investment Partners, Inc. ........... 827 134,925
Webull Corp.
(a)
....................... 33,588 260,979
Westwood Holdings Group, Inc. ........... 913 15,713
WisdomTree, Inc. ..................... 15,484 188,750
6,423,581
Chemicals — 1.5%
AdvanSix, Inc. ....................... 3,495 60,464
American Vanguard Corp.
(a)
.............. 3,269 12,488
Arq, Inc.
(a)
.......................... 3,418 11,177
Ascent Industries Co.
(a)
................. 919 14,879
ASP Isotopes, Inc.
(a)
................... 11,297 60,439
Aspen Aerogels, Inc.
(a)
................. 8,944 25,312
Avient Corp. ........................ 11,468 358,260
Balchem Corp. ...................... 4,008 614,667
Cabot Corp. ........................ 6,498 430,687
Chemours Co. (The) ................... 18,216 214,767
Core Molding Technologies, Inc.
(a)
.......... 1,056 21,173
Ecovyst, Inc.
(a)
....................... 14,615 142,204
Flotek Industries, Inc.
(a)
................. 1,815 31,272
Hawkins, Inc.
(b)
...................... 2,424 344,353
HB Fuller Co. ....................... 6,794 403,971
Ingevity Corp.
(a) (b)
..................... 4,494 265,955
Innospec, Inc. ....................... 2,904 222,272
Intrepid Potash, Inc.
(a)
.................. 1,219 33,803
Koppers Holdings, Inc. ................. 2,456 66,508
Kronos Worldwide, Inc. ................. 2,594 11,465
LSB Industries, Inc.
(a)
.................. 6,852 58,242
Mativ Holdings, Inc. ................... 6,952 84,467
Minerals Technologies, Inc. .............. 3,917 238,741
Orion SA .......................... 7,287 38,475
Perimeter Solutions, Inc.
(a) (b)
.............. 17,185 473,103
PureCycle Technologies, Inc.
(a) (b)
........... 16,436 141,185
Quaker Chemical Corp. ................ 1,657 227,523
Rayonier Advanced Materials, Inc.
(a)
........ 7,618 44,870
Sensient Technologies Corp. ............. 5,193 487,882
Solesence, Inc.
(a) (b)
.................... 2,255 3,597
Stepan Co. ......................... 2,694 127,588
Security
Shares
Shares Value
Chemicals (continued)
Trinseo plc
(b)
........................ 4,253 $ 2,114
Tronox Holdings plc ................... 15,043 62,729
Valhi, Inc. .......................... 210 2,531
5,339,163
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................... 7,468 315,896
ACCO Brands Corp. ................... 11,547 43,070
ACV Auctions, Inc. , Class A
(a)
............. 21,234 170,297
BrightView Holdings, Inc.
(a)
.............. 8,817 111,711
Brink's Co. (The) ..................... 5,183 605,012
Casella Waste Systems, Inc. , Class A
(a)
...... 7,744 758,447
Cimpress plc
(a)
....................... 2,125 141,504
CompX International, Inc. , Class A ......... 293 6,818
CoreCivic, Inc.
(a)
..................... 12,984 248,124
Deluxe Corp. ........................ 5,398 120,537
Ennis, Inc. ......................... 2,514 45,277
Enviri Corp.
(a)
....................... 9,407 168,573
GEO Group, Inc. (The)
(a)
................ 16,819 271,122
Healthcare Services Group, Inc.
(a)
.......... 8,677 165,904
HNI Corp. .......................... 7,785 327,281
Interface, Inc. ....................... 7,115 198,651
Liquidity Services, Inc.
(a)
................ 2,932 88,869
MillerKnoll, Inc. ...................... 8,416 153,845
Mobile Infrastructure Corp.
(a) (b)
............ 2,342 5,972
Montrose Environmental Group, Inc.
(a)
....... 4,006 99,469
NL Industries, Inc. .................... 1,159 6,340
OPENLANE, Inc.
(a)
.................... 13,013 387,527
Perma-Fix Environmental Services, Inc.
(a) (b)
... 2,484 31,274
Pitney Bowes, Inc. .................... 14,420 152,419
Quad/Graphics, Inc. , Class A ............. 4,043 25,350
UniFirst Corp. ....................... 1,811 349,342
Vestis Corp.
(b)
....................... 14,565 97,149
Virco Mfg. Corp. ..................... 1,322 8,448
5,104,228
Communications Equipment — 0.9%
(a)
ADTRAN Holdings, Inc. ................ 9,013 78,323
Applied Optoelectronics, Inc. ............. 7,435 259,184
Aviat Networks, Inc. ................... 1,387 29,654
BK Technologies Corp. ................. 346 25,808
Calix, Inc. .......................... 7,416 392,529
Clearfield, Inc.
(b)
...................... 1,540 44,891
CommScope Holding Co., Inc. ............ 26,873 487,207
Digi International, Inc. .................. 4,586 198,528
Extreme Networks, Inc. ................. 16,610 276,556
Harmonic, Inc. ....................... 14,412 142,535
Inseego Corp.
(b)
...................... 1,586 16,288
NETGEAR, Inc. ...................... 3,357 82,347
NetScout Systems, Inc. ................. 8,864 239,860
Ribbon Communications, Inc. ............ 11,507 33,140
Viasat, Inc.
(b)
........................ 15,210 524,137
Viavi Solutions, Inc. ................... 27,286 486,237
3,317,224
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)
............... 4,007 117,365
Arcosa, Inc.
(b)
....................... 5,960 633,667
Argan, Inc. ......................... 1,644 515,098
Bowman Consulting Group Ltd.
(a)
.......... 1,682 55,540
Centuri Holdings, Inc.
(a)
................. 9,625 243,031
Concrete Pumping Holdings, Inc. .......... 2,502 16,788
Construction Partners, Inc. , Class A
(a)
....... 5,782 627,636
Dycom Industries, Inc.
(a)
................ 3,463 1,170,148
Fluor Corp.
(a)
........................ 19,847 786,537
Granite Construction, Inc.
(b)
.............. 5,423 625,543

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.
(a)
........ 8,577 $ 112,530
IES Holdings, Inc.
(a)
................... 1,119 435,313
Legence Corp. , Class A
(a) (b)
.............. 4,553 195,961
Limbach Holdings, Inc.
(a)
................ 1,355 105,487
Matrix Service Co.
(a)
................... 3,358 39,289
MYR Group, Inc.
(a)
.................... 1,883 411,436
NWPX Infrastructure, Inc.
(a)
.............. 1,112 69,489
Orion Group Holdings, Inc.
(a)
............. 4,926 48,964
Primoris Services Corp. ................ 6,689 830,373
Southland Holdings, Inc.
(a)
............... 1,020 3,386
Sterling Infrastructure, Inc.
(a)
............. 3,681 1,127,233
Tutor Perini Corp. .................... 5,501 368,677
8,539,491
Construction Materials — 0.2%
Knife River Corp.
(a)
.................... 7,042 495,405
Smith-Midland Corp.
(a) (b)
................ 314 11,411
Titan America SA ..................... 3,005 49,522
United States Lime & Minerals, Inc. ......... 1,311 156,979
713,317
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a) (b)
............. 678 45,392
Bread Financial Holdings, Inc. ............ 3,198 236,748
Consumer Portfolio Services, Inc.
(a) (b)
........ 1,480 13,808
Dave, Inc. , Class A
(a)
.................. 1,280 283,405
Encore Capital Group, Inc.
(a)
............. 2,779 151,039
Enova International, Inc.
(a)
............... 2,974 467,513
FirstCash Holdings, Inc. ................ 4,899 780,802
Green Dot Corp. , Class A
(a)
.............. 6,513 83,431
Jefferson Capital, Inc. .................. 1,253 27,992
LendingClub Corp.
(a)
................... 14,168 268,342
LendingTree, Inc.
(a)
.................... 1,363 72,362
Medallion Financial Corp.
(b)
.............. 2,508 25,807
Navient Corp. ....................... 8,005 104,065
Nelnet, Inc. , Class A ................... 1,379 183,352
NerdWallet, Inc. , Class A
(a)
............... 5,180 70,189
Oportun Financial Corp.
(a)
............... 4,238 22,419
OppFi, Inc. , Class A ................... 3,006 31,443
PRA Group, Inc.
(a)
.................... 4,717 83,444
PROG Holdings, Inc. .................. 4,875 143,764
Regional Management Corp. ............. 1,200 46,500
Upstart Holdings, Inc.
(a)
................. 10,421 455,710
Vroom, Inc.
(a)
........................ 338 6,719
World Acceptance Corp.
(a)
............... 348 48,856
3,653,102
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) .................. 4,114 218,741
Chefs' Warehouse, Inc. (The)
(a)
........... 4,441 276,808
Grocery Outlet Holding Corp.
(a)
............ 11,961 120,806
HF Foods Group, Inc.
(a) (b)
................ 5,136 11,042
Ingles Markets, Inc. , Class A
(b)
............ 1,846 126,543
Natural Grocers by Vitamin Cottage, Inc. ..... 1,621 40,606
PriceSmart, Inc. ...................... 3,153 386,779
United Natural Foods, Inc.
(a)
.............. 7,448 250,774
Village Super Market, Inc. , Class A
(b)
........ 1,200 42,474
Weis Markets, Inc. .................... 1,597 102,352
1,576,925
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 17,892 73,357
Greif, Inc. , Class A .................... 3,028 204,996
Greif, Inc. , Class B
(b)
................... 626 46,756
Myers Industries, Inc. .................. 4,635 86,767
O-I Glass, Inc.
(a)
...................... 18,865 278,448
Ranpak Holdings Corp. , Class A
(a)
......... 5,649 30,561
Security
Shares
Shares Value
Containers & Packaging (continued)
TriMas Corp. ........................ 3,896 $ 138,113
858,998
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)
....... 3,017 118,508
Gold.com, Inc. ....................... 2,439 83,048
Weyco Group, Inc. .................... 685 20,954
222,510
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(a)
.......... 4,470 462,511
American Public Education, Inc.
(a)
.......... 2,304 87,091
Carriage Services, Inc. ................. 1,780 75,294
Coursera, Inc.
(a)
...................... 17,586 129,433
Driven Brands Holdings, Inc.
(a)
............ 7,562 112,069
European Wax Center, Inc. , Class A
(a)
....... 4,196 15,106
Frontdoor, Inc.
(a)
...................... 9,007 519,614
Graham Holdings Co. , Class B ............ 400 439,440
KinderCare Learning Cos., Inc.
(a)
.......... 4,163 17,984
Laureate Education, Inc.
(a)
............... 15,604 525,387
Lincoln Educational Services Corp.
(a)
........ 3,689 89,089
Matthews International Corp. , Class A ....... 3,699 96,618
McGraw Hill, Inc.
(a) (b)
................... 3,545 58,492
Mister Car Wash, Inc.
(a)
................. 13,284 73,859
Nerdy, Inc.
(a)
........................ 8,498 8,838
OneSpaWorld Holdings Ltd. .............. 12,144 251,866
Perdoceo Education Corp. ............... 8,152 239,098
Phoenix Education Partners, Inc.
(a)
......... 474 14,362
Strategic Education, Inc. ................ 2,904 232,901
Stride, Inc.
(a)
........................ 5,204 337,896
Udemy, Inc.
(a)
....................... 12,328 72,119
Universal Technical Institute, Inc.
(a)
......... 5,729 149,699
4,008,766
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 9,261 191,147
Alpine Income Property Trust, Inc. ......... 1,913 31,986
American Assets Trust, Inc. .............. 6,795 128,629
Armada Hoffler Properties, Inc. ........... 9,719 64,340
Broadstone Net Lease, Inc. .............. 23,344 405,485
CTO Realty Growth, Inc. ................ 3,560 65,540
Essential Properties Realty Trust, Inc. ....... 24,721 733,225
Gladstone Commercial Corp. ............. 5,848 62,398
Global Net Lease, Inc.
(b)
................ 24,052 206,847
Modiv Industrial, Inc. , Class C ............ 1,149 16,534
NexPoint Diversified Real Estate Trust
(b)
..... 5,106 19,556
1,925,687
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
....................... 1,616 35,277
ATN International, Inc. ................. 1,274 29,047
Bandwidth, Inc. , Class A
(a)
............... 3,238 50,027
Cogent Communications Holdings, Inc. ...... 5,702 122,935
Globalstar, Inc.
(a)
..................... 6,190 377,838
IDT Corp. , Class B .................... 2,067 105,851
Liberty Latin America Ltd. , Class A
(a)
........ 5,114 37,793
Liberty Latin America Ltd. , Class C
(a)
........ 14,590 108,841
Lumen Technologies, Inc.
(a)
.............. 117,410 912,276
Shenandoah Telecommunications Co. ....... 6,218 71,880
Uniti Group, Inc. ..................... 20,367 142,773
1,994,538
Electric Utilities — 0.9%
Genie Energy Ltd. , Class B .............. 2,687 37,027
Hawaiian Electric Industries, Inc.
(a)
......... 21,727 267,242
MGE Energy, Inc. ..................... 4,511 353,753
Oklo, Inc. , Class A
(a) (b)
.................. 13,407 962,086

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Otter Tail Corp.
(b)
..................... 4,766 $ 385,140
Portland General Electric Co. ............. 14,036 673,588
TXNM Energy, Inc. .................... 12,429 731,820
3,410,656
Electrical Equipment — 2.4%
Allient, Inc. ......................... 1,825 98,094
American Superconductor Corp.
(a)
......... 5,477 157,628
Amprius Technologies, Inc.
(a)
............. 13,544 106,862
Array Technologies, Inc.
(a) (b)
.............. 19,189 176,923
Atkore, Inc. ......................... 4,230 267,548
Bloom Energy Corp. , Class A
(a)
............ 26,994 2,345,509
EnerSys ........................... 4,618 677,692
Enovix Corp.
(a) (b)
...................... 21,017 153,634
Eos Energy Enterprises, Inc. , Class A
(a)
...... 38,016 435,663
Fluence Energy, Inc. , Class A
(a) (b)
.......... 7,887 156,005
Hyliion Holdings Corp.
(a) (b)
............... 16,073 29,574
KULR Technology Group, Inc.
(a) (b)
.......... 4,145 12,269
LSI Industries, Inc. .................... 3,146 57,635
NANO Nuclear Energy, Inc.
(a) (b)
............ 4,941 118,633
Net Power, Inc. , Class A
(a) (b)
.............. 2,585 5,894
Nextpower, Inc. , Class A
(a)
............... 17,984 1,566,586
NuScale Power Corp. , Class A
(a)
........... 15,392 218,105
Plug Power, Inc.
(a) (b)
................... 135,721 267,370
Powell Industries, Inc. .................. 1,167 372,016
Power Solutions International, Inc.
(a)
........ 1,058 60,454
Preformed Line Products Co. ............. 290 59,946
Shoals Technologies Group, Inc. , Class A
(a)
... 20,232 171,972
SKYX Platforms Corp.
(a) (b)
............... 7,983 17,323
SunPower, Inc.
(a) (b)
.................... 7,021 11,023
Sunrun, Inc.
(a)
....................... 27,527 506,497
T1 Energy, Inc.
(a) (b)
.................... 16,410 109,619
Thermon Group Holdings, Inc.
(a)
........... 3,944 146,559
Vicor Corp.
(a)
........................ 2,887 316,415
8,623,448
Electronic Equipment, Instruments & Components — 3.4%
908 Devices, Inc.
(a) (b)
................... 3,971 20,848
Advanced Energy Industries, Inc.
(b)
......... 4,656 974,827
Aeva Technologies, Inc.
(a) (b)
.............. 4,670 62,018
Arlo Technologies, Inc.
(a)
................ 12,583 176,036
Badger Meter, Inc. .................... 3,646 635,899
Bel Fuse, Inc. , Class A ................. 231 35,066
Bel Fuse, Inc. , Class B ................. 1,277 216,617
Belden, Inc. ........................ 4,811 560,722
Benchmark Electronics, Inc. ............. 4,519 193,232
Climb Global Solutions, Inc. .............. 535 54,993
CTS Corp. ......................... 3,610 154,761
Daktronics, Inc.
(a)
..................... 4,818 95,252
ePlus, Inc. ......................... 3,259 285,814
Evolv Technologies Holdings, Inc.
(a)
......... 18,705 133,928
Fabrinet
(a)
.......................... 4,459 2,030,093
Frequency Electronics, Inc.
(a)
............. 809 43,557
Insight Enterprises, Inc.
(a)
............... 3,631 295,818
Itron, Inc.
(a)
......................... 5,585 518,623
Kimball Electronics, Inc.
(a)
............... 3,059 85,101
Knowles Corp.
(a) (b)
.................... 10,312 220,986
Methode Electronics, Inc. ............... 4,365 28,984
MicroVision, Inc.
(a) (b)
................... 35,930 29,754
Mirion Technologies, Inc. , Class A
(a)
........ 29,463 690,023
M-Tron Industries, Inc.
(a)
................ 307 16,338
Napco Security Technologies, Inc. ......... 4,158 173,389
Neonode, Inc.
(a) (b)
..................... 1,336 2,325
nLight, Inc.
(a)
........................ 5,718 214,482
Novanta, Inc.
(a)
...................... 4,434 527,602
OSI Systems, Inc.
(a)
................... 2,012 513,181
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Ouster, Inc.
(a)
........................ 6,928 $ 149,922
PC Connection, Inc. ................... 1,428 82,481
Plexus Corp.
(a)
....................... 3,317 487,599
Powerfleet, Inc.
(a) (b)
.................... 15,743 83,753
Richardson Electronics Ltd.
(b)
............. 1,438 15,645
Rogers Corp.
(a)
...................... 2,191 200,630
Sanmina Corp.
(a)
..................... 6,450 967,951
ScanSource, Inc.
(a)
.................... 2,796 109,212
TTM Technologies, Inc.
(a)
................ 12,611 870,159
Vishay Intertechnology, Inc. .............. 15,198 220,219
Vishay Precision Group, Inc.
(a)
............ 1,433 55,170
Vuzix Corp.
(a) (b)
...................... 8,205 31,015
12,264,025
Energy Equipment & Services — 1.8%
Archrock, Inc. ....................... 21,321 554,772
Atlas Energy Solutions, Inc.
(b)
............. 9,888 93,145
Borr Drilling Ltd.
(b)
.................... 32,686 131,725
Bristow Group, Inc.
(a)
.................. 3,584 131,246
Cactus, Inc. , Class A .................. 8,381 382,844
Core Laboratories, Inc. ................. 5,761 92,349
DMC Global, Inc.
(a)
.................... 2,184 14,611
Energy Services of America Corp.
(b)
........ 1,486 12,141
Expro Group Holdings NV
(a)
.............. 10,933 145,956
Flowco Holdings, Inc. , Class A ............ 2,303 43,158
Forum Energy Technologies, Inc.
(a)
......... 1,154 42,640
Helix Energy Solutions Group, Inc.
(a)
........ 16,451 103,148
Helmerich & Payne, Inc. ................ 11,889 340,976
Innovex International, Inc.
(a)
.............. 4,676 102,264
Kodiak Gas Services, Inc. ............... 10,361 387,501
Liberty Energy, Inc. , Class A ............. 19,490 359,785
Mammoth Energy Services, Inc.
(a)
.......... 2,727 5,045
Nabors Industries Ltd.
(a)
................ 1,771 96,165
National Energy Services Reunited Corp.
(a)
... 7,435 116,432
Natural Gas Services Group, Inc. .......... 1,321 44,452
Noble Corp. plc
(b)
..................... 15,542 438,906
Oceaneering International, Inc.
(a)
.......... 12,373 297,323
Oil States International, Inc.
(a)
............. 7,905 53,517
Patterson-UTI Energy, Inc. .............. 42,106 257,268
ProFrac Holding Corp. , Class A
(a)
.......... 4,378 17,030
ProPetro Holding Corp.
(a)
................ 9,817 93,360
Ranger Energy Services, Inc. , Class A ....... 2,383 33,314
RPC, Inc. .......................... 10,531 57,289
SEACOR Marine Holdings, Inc.
(a)
.......... 2,854 17,181
Seadrill Ltd.
(a)
....................... 7,674 265,520
Select Water Solutions, Inc. , Class A ........ 11,603 122,064
Solaris Energy Infrastructure, Inc. , Class A .... 5,222 240,055
TETRA Technologies, Inc.
(a) (b)
............. 15,972 149,658
Tidewater, Inc.
(a)
..................... 6,147 310,485
Transocean Ltd.
(a)
.................... 113,375 468,239
Valaris Ltd.
(a)
........................ 7,695 387,828
6,409,392
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 62,459 97,436
Atlanta Braves Holdings, Inc. , Class A
(a)
...... 913 38,793
Atlanta Braves Holdings, Inc. , Class C
(a)
..... 5,482 216,265
Cinemark Holdings, Inc. ................ 12,595 292,708
CuriosityStream, Inc. , Class A ............ 4,036 15,337
Eventbrite, Inc. , Class A
(a)
............... 9,999 44,495
Gaia, Inc. , Class A
(a) (b)
.................. 2,008 7,289
Golden Matrix Group, Inc.
(a)
.............. 3,443 2,757
IMAX Corp.
(a)
....................... 5,497 203,169
Lionsgate Studios Corp.
(a)
............... 25,265 230,669
Madison Square Garden Entertainment Corp.
(a)
. 4,972 267,941
Marcus Corp. (The) ................... 3,200 49,632

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Playstudios, Inc. , Class A
(a)
.............. 11,111 $ 7,239
Playtika Holding Corp. ................. 7,222 28,527
Reservoir Media, Inc.
(a)
................. 2,375 17,979
Sphere Entertainment Co. , Class A
(a)
........ 3,436 326,695
Starz Entertainment Corp. ............... 1,580 18,486
Vivid Seats, Inc. , Class A
(a)
.............. 523 3,771
1,869,188
Financial Services — 2.2%
Acacia Research Corp.
(a)
................ 4,540 16,980
Alerus Financial Corp. ................. 2,933 66,051
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 3,569 159,177
Better Home & Finance Holding Co.
(a) (b)
...... 777 25,315
Burford Capital Ltd. ................... 25,178 224,588
Cannae Holdings, Inc. ................. 5,495 86,436
Cantaloupe, Inc.
(a) (b)
................... 6,923 73,522
Cass Information Systems, Inc. ........... 1,665 69,131
Compass Diversified Holdings ............ 8,490 40,752
Enact Holdings, Inc. ................... 3,495 138,542
Essent Group Ltd. .................... 11,686 759,707
EVERTEC, Inc. ...................... 8,110 235,920
Federal Agricultural Mortgage Corp. , Class C .. 1,146 201,203
Finance of America Cos., Inc. , Class A
(a)
..... 571 13,824
Flywire Corp.
(a)
...................... 14,436 204,414
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 15,035 472,550
International Money Express, Inc.
(a)
......... 3,487 53,560
Jackson Financial, Inc. , Class A ........... 8,593 916,444
loanDepot, Inc. , Class A
(a)
............... 10,301 21,323
Marqeta, Inc. , Class A
(a)
................ 45,168 214,548
Merchants Bancorp ................... 3,315 112,909
NCR Atleos Corp.
(a)
................... 9,170 349,469
NewtekOne, Inc. ..................... 2,831 32,132
NMI Holdings, Inc. , Class A
(a)
............. 9,604 391,747
Onity Group, Inc.
(a)
.................... 821 37,594
Pagseguro Digital Ltd. , Class A ........... 22,737 219,185
Payoneer Global, Inc.
(a)
................. 35,245 198,077
Paysafe Ltd.
(a) (b)
...................... 4,133 33,436
Paysign, Inc.
(a)
....................... 4,836 24,905
PennyMac Financial Services, Inc. ......... 3,616 476,733
Priority Technology Holdings, Inc.
(a)
......... 3,062 16,688
Radian Group, Inc. .................... 16,990 611,470
Remitly Global, Inc.
(a)
.................. 20,948 289,082
Repay Holdings Corp. , Class A
(a)
.......... 9,543 34,832
Security National Financial Corp. , Class A
(a)
... 1,934 17,425
Sezzle, Inc.
(a)
....................... 2,005 127,267
StoneCo Ltd. , Class A
(a)
................ 30,897 456,967
SWK Holdings Corp.
(b)
................. 413 7,104
Triller Group, Inc.
(a) (b)
................... 13,951 446
Velocity Financial, Inc.
(a)
................ 1,524 31,638
Walker & Dunlop, Inc. .................. 4,029 242,344
Waterstone Financial, Inc. ............... 1,736 28,731
7,734,168
Food Products — 0.7%
Alico, Inc. .......................... 763 27,758
B&G Foods, Inc.
(b)
.................... 9,933 42,712
Beyond Meat, Inc.
(a)
................... 45,149 37,022
BRC, Inc. , Class A
(a) (b)
.................. 13,169 14,618
Calavo Growers, Inc. .................. 2,114 45,979
Cal-Maine Foods, Inc.
(b)
................ 5,456 434,134
Dole plc ........................... 9,991 149,765
Forafric Global plc
(a) (b)
.................. 802 8,846
Fresh Del Monte Produce, Inc. ............ 4,247 151,321
Hain Celestial Group, Inc. (The)
(a)
.......... 11,083 11,859
Security
Shares
Shares Value
Food Products (continued)
J & J Snack Foods Corp. ................ 1,910 $ 172,607
John B Sanfilippo & Son, Inc. ............. 977 68,976
Lifeway Foods, Inc.
(a)
.................. 701 16,985
Limoneira Co. ....................... 1,958 24,720
Mama's Creations, Inc.
(a)
................ 3,995 53,893
Marzetti Co. (The) .................... 2,464 405,131
Mission Produce, Inc.
(a)
................. 5,189 60,192
Seneca Foods Corp. , Class A
(a)
........... 591 65,382
Simply Good Foods Co. (The)
(a)
........... 11,151 223,912
SunOpta, Inc.
(a)
...................... 12,205 46,379
Tootsie Roll Industries, Inc. .............. 2,149 78,718
TreeHouse Foods, Inc.
(a)
................ 6,392 150,787
Utz Brands, Inc. , Class A ................ 9,103 94,489
Vital Farms, Inc.
(a)
.................... 4,333 138,396
Westrock Coffee Co.
(a)
................. 4,220 17,175
2,541,756
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(b)
..... 14,891 676,051
Chesapeake Utilities Corp. .............. 2,877 358,935
New Jersey Resources Corp. ............. 12,576 580,005
Northwest Natural Holding Co. ............ 5,139 240,197
ONE Gas, Inc.
(b)
...................... 7,372 569,487
RGC Resources, Inc. .................. 893 19,021
Southwest Gas Holdings, Inc. ............ 8,010 640,960
Spire, Inc. .......................... 7,192 594,778
3,679,434
Ground Transportation — 0.3%
ArcBest Corp. ....................... 2,827 209,735
Covenant Logistics Group, Inc. , Class A ...... 2,200 48,488
FTAI Infrastructure, Inc. ................. 12,932 59,616
Heartland Express, Inc. ................. 5,670 51,200
Hertz Global Holdings, Inc.
(a) (b)
............ 15,624 80,307
Marten Transport Ltd. .................. 7,258 82,596
PAMT Corp.
(a)
....................... 707 8,541
Proficient Auto Logistics, Inc.
(a) (b)
........... 2,541 24,495
RXO, Inc.
(a)
......................... 19,834 250,702
Universal Logistics Holdings, Inc.
(b)
......... 814 12,365
Werner Enterprises, Inc. ................ 7,407 222,284
1,050,329
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.
(a)
....................... 11,215 9,248
Acme United Corp.
(b)
.................. 399 16,084
Alphatec Holdings, Inc.
(a)
................ 14,668 308,615
AngioDynamics, Inc.
(a)
................. 5,151 66,139
Anteris Technologies Global Corp.
(a)
........ 4,698 23,443
Artivion, Inc.
(a)
....................... 5,174 235,986
AtriCure, Inc.
(a)
...................... 5,867 232,099
Avanos Medical, Inc.
(a)
................. 5,814 65,291
AxoGen, Inc.
(a)
....................... 5,311 173,829
Beta Bionics, Inc.
(a)
.................... 4,738 144,367
Bioventus, Inc. , Class A
(a)
............... 6,133 45,630
Butterfly Network, Inc. , Class A
(a)
.......... 24,314 92,393
CapsoVision, Inc.
(a)
.................... 908 9,707
Carlsmed, Inc.
(a) (b)
.................... 720 8,892
Ceribell, Inc.
(a)
....................... 3,136 68,773
Cerus Corp.
(a)
....................... 23,654 48,727
ClearPoint Neuro, Inc.
(a)
................ 3,294 45,062
CONMED Corp. ...................... 3,898 158,259
CVRx, Inc.
(a)
........................ 2,098 14,896
Delcath Systems, Inc.
(a)
................. 3,808 38,461
Electromed, Inc.
(a)
.................... 860 25,043
Embecta Corp. ...................... 7,296 86,676
Enovis Corp.
(a)
....................... 6,829 181,925

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.
(a)
...................... 6,889 $ 777,837
Haemonetics Corp.
(a)
.................. 5,878 471,122
ICU Medical, Inc.
(a)
.................... 2,976 424,586
Inogen, Inc.
(a)
....................... 2,564 17,230
Integer Holdings Corp.
(a)
................ 4,219 330,896
Integra LifeSciences Holdings Corp.
(a)
....... 7,912 98,267
iRadimed Corp. ...................... 1,024 99,615
iRhythm Technologies, Inc.
(a) (b)
............ 3,928 696,984
Kestra Medical Technologies Ltd.
(a) (b)
........ 2,389 63,356
KORU Medical Systems, Inc.
(a) (b)
........... 5,165 30,009
Lantheus Holdings, Inc.
(a)
............... 8,259 549,636
LeMaitre Vascular, Inc. ................. 2,517 204,129
LENSAR, Inc.
(a) (b)
..................... 1,183 13,758
LivaNova plc
(a)
....................... 6,684 411,267
Lucid Diagnostics, Inc.
(a) (b)
............... 8,227 8,967
Merit Medical Systems, Inc.
(a)
............. 7,184 633,198
Myomo, Inc.
(a) (b)
...................... 4,095 3,726
Neogen Corp.
(a)
...................... 27,403 191,547
Neuronetics, Inc.
(a) (b)
................... 4,517 6,233
NeuroPace, Inc.
(a)
.................... 3,029 46,768
Novocure Ltd.
(a)
...................... 12,822 165,788
Omnicell, Inc.
(a)
...................... 5,627 254,903
OraSure Technologies, Inc.
(a)
............. 8,690 21,030
Orthofix Medical, Inc.
(a)
................. 4,464 67,674
OrthoPediatrics Corp.
(a)
................. 2,357 41,860
Outset Medical, Inc.
(a)
.................. 2,235 8,292
PROCEPT BioRobotics Corp.
(a) (b)
.......... 6,645 209,052
Pro-Dex, Inc.
(a) (b)
..................... 261 10,043
Pulmonx Corp.
(a)
..................... 4,607 10,181
Pulse Biosciences, Inc.
(a) (b)
............... 2,073 28,462
QuidelOrtho Corp.
(a)
................... 8,204 234,306
RxSight, Inc.
(a)
....................... 4,460 46,473
Sanara Medtech, Inc.
(a)
................. 433 10,111
SANUWAVE Health, Inc.
(a)
............... 875 26,110
Semler Scientific, Inc.
(a) (b)
................ 1,457 22,278
Shoulder Innovations, Inc.
(a)
.............. 706 10,096
SI-BONE, Inc.
(a)
...................... 4,980 98,206
Sight Sciences, Inc.
(a)
.................. 5,711 45,288
STAAR Surgical Co.
(a)
.................. 6,216 143,527
Stereotaxis, Inc.
(a) (b)
................... 6,854 15,764
Tactile Systems Technology, Inc.
(a)
......... 2,848 82,592
Tandem Diabetes Care, Inc.
(a)
............ 8,131 178,719
TransMedics Group, Inc.
(a)
............... 4,116 500,711
Treace Medical Concepts, Inc.
(a) (b)
.......... 6,516 15,964
UFP Technologies, Inc.
(a)
................ 902 200,271
Utah Medical Products, Inc. .............. 363 20,314
Varex Imaging Corp.
(a)
................. 4,877 56,817
9,703,508
Health Care Providers & Services — 3.2%
Accendra Health, Inc.
(a)
................. 9,516 26,645
AdaptHealth Corp.
(a)
................... 12,886 128,345
Addus HomeCare Corp.
(a)
............... 2,195 235,721
agilon health, Inc.
(a) (b)
.................. 38,754 26,690
AirSculpt Technologies, Inc.
(a)
............. 1,033 2,045
Alignment Healthcare, Inc.
(a)
............. 20,830 411,392
AMN Healthcare Services, Inc.
(a)
........... 4,815 75,884
Ardent Health, Inc.
(a)
................... 2,986 26,366
Astrana Health, Inc.
(a)
.................. 4,821 119,609
Aveanna Healthcare Holdings, Inc.
(a)
........ 8,500 69,445
BrightSpring Health Services, Inc.
(a)
........ 13,795 516,623
Brookdale Senior Living, Inc.
(a)
............ 28,907 311,907
Castle Biosciences, Inc.
(a)
............... 3,526 137,161
Clover Health Investments Corp. , Class A
(a)
... 50,931 119,688
Community Health Systems, Inc.
(a)
......... 16,224 50,619
Concentra Group Holdings Parent, Inc. ...... 14,169 278,846
Security
Shares
Shares Value
Health Care Providers & Services (continued)
CorVel Corp.
(a)
....................... 3,509 $ 237,454
Cross Country Healthcare, Inc.
(a)
.......... 4,058 32,870
DocGo, Inc.
(a) (b)
...................... 12,764 11,204
Enhabit, Inc.
(a)
....................... 6,202 57,182
Ensign Group, Inc. (The) ................ 6,935 1,208,077
Fulgent Genetics, Inc.
(a)
................ 2,569 67,488
GeneDx Holdings Corp. , Class A
(a)
......... 2,377 309,153
Guardant Health, Inc.
(a)
................. 14,985 1,530,568
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 2,742 82,507
HealthEquity, Inc.
(a)
.................... 10,510 962,821
Hims & Hers Health, Inc. , Class A
(a)
......... 25,258 820,127
Innovage Holding Corp.
(a)
............... 2,186 11,345
Joint Corp. (The)
(a)
.................... 1,617 14,100
LifeStance Health Group, Inc.
(a) (b)
.......... 20,338 143,179
Nano-X Imaging Ltd.
(a) (b)
................ 6,982 19,550
National HealthCare Corp. ............... 1,587 217,562
National Research Corp. ................ 1,679 31,515
NeoGenomics, Inc.
(a)
.................. 15,630 183,809
Nutex Health, Inc.
(a)
................... 433 71,280
Omada Health, Inc.
(a)
.................. 1,094 17,263
Oncology Institute, Inc. (The)
(a)
............ 6,573 23,400
OPKO Health, Inc.
(a)
................... 49,123 61,895
Option Care Health, Inc.
(a)
............... 19,713 628,056
PACS Group, Inc.
(a)
................... 5,341 205,041
Pediatrix Medical Group, Inc.
(a)
............ 10,618 227,119
Pennant Group, Inc. (The)
(a)
.............. 4,018 113,107
Privia Health Group, Inc.
(a)
............... 14,088 334,026
Progyny, Inc.
(a)
....................... 9,323 239,415
RadNet, Inc.
(a)
....................... 8,410 600,053
SBC Medical Group Holdings, Inc.
(a) (b)
....... 2,657 11,452
Select Medical Holdings Corp. ............ 13,163 195,471
Sonida Senior Living, Inc.
(a)
.............. 811 26,447
Strata Critical Medical, Inc.
(a)
............. 9,017 43,372
Surgery Partners, Inc.
(a)
................ 9,722 150,205
Talkspace, Inc.
(a)
..................... 18,480 67,082
US Physical Therapy, Inc. ............... 1,900 148,371
Viemed Healthcare, Inc.
(a)
............... 3,706 27,536
11,668,088
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 20,980 987,319
CareTrust REIT, Inc.
(b)
.................. 27,851 1,007,092
Community Healthcare Trust, Inc. .......... 3,540 58,127
Diversified Healthcare Trust
(b)
............. 28,357 137,532
Global Medical REIT, Inc. ............... 1,635 55,165
LTC Properties, Inc. ................... 5,409 185,961
National Health Investors, Inc. ............ 5,882 449,208
Sabra Health Care REIT, Inc.
(b)
............ 29,954 567,329
Sila Realty Trust, Inc. .................. 7,030 163,869
Strawberry Fields REIT, Inc. ............. 839 10,991
Universal Health Realty Income Trust ....... 1,714 67,206
3,689,799
Health Care Technology — 0.3%
Claritev Corp.
(a) (b)
..................... 979 41,852
Definitive Healthcare Corp. , Class A
(a) (b)
...... 4,671 13,406
Evolent Health, Inc. , Class A
(a)
............ 14,533 58,132
Health Catalyst, Inc.
(a) (b)
................. 9,444 22,571
HealthStream, Inc. .................... 2,978 68,703
HeartFlow, Inc.
(a)
..................... 2,288 66,695
LifeMD, Inc.
(a)
....................... 4,699 16,024
OptimizeRx Corp.
(a)
................... 1,893 23,208
Phreesia, Inc.
(a)
...................... 7,233 122,382
Schrodinger, Inc.
(a)
.................... 7,031 125,714
Simulations Plus, Inc.
(a)
................. 1,993 36,333
Teladoc Health, Inc.
(a)
.................. 21,267 148,869

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
TruBridge, Inc.
(a)
..................... 1,256 $ 27,720
Waystar Holding Corp.
(a) (b)
............... 13,455 440,651
1,212,260
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.
(b)
............. 28,535 338,140
Braemar Hotels & Resorts, Inc. ........... 8,632 24,774
Chatham Lodging Trust ................. 5,768 39,280
DiamondRock Hospitality Co. ............. 25,368 227,297
Pebblebrook Hotel Trust ................ 15,012 169,936
RLJ Lodging Trust
(b)
................... 16,451 122,560
Ryman Hospitality Properties, Inc. ......... 7,626 721,572
Service Properties Trust ................ 20,094 36,973
Summit Hotel Properties, Inc. ............. 14,263 69,461
Sunstone Hotel Investors, Inc. ............ 22,068 197,288
Xenia Hotels & Resorts, Inc. ............. 11,651 164,745
2,112,026
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc. , Class A
(a)
........ 6,784 77,405
Bally's Corp.
(a) (b)
...................... 958 15,826
Biglari Holdings, Inc. , Class B
(a)
........... 96 31,913
BJ's Restaurants, Inc.
(a)
................. 2,390 94,166
Black Rock Coffee Bar, Inc. , Class A
(a)
....... 1,150 25,588
Bloomin' Brands, Inc. .................. 11,046 68,154
Brightstar Lottery plc .................. 12,808 198,268
Brinker International, Inc.
(a)
.............. 5,460 783,619
Cheesecake Factory, Inc. (The)
(b)
.......... 5,689 287,181
Cracker Barrel Old Country Store, Inc.
(b)
..... 2,844 72,238
Dave & Buster's Entertainment, Inc.
(a)
....... 3,464 56,151
Denny's Corp.
(a)
...................... 6,672 41,500
Dine Brands Global, Inc. ................ 1,980 63,637
El Pollo Loco Holdings, Inc.
(a)
............. 3,140 32,844
First Watch Restaurant Group, Inc.
(a)
........ 6,619 99,815
Genius Sports Ltd.
(a)
................... 27,142 299,105
Global Business Travel Group I
(a) (b)
......... 15,737 120,388
Golden Entertainment, Inc. .............. 2,212 60,144
Hilton Grand Vacations, Inc.
(a)
............ 7,539 337,370
Inspired Entertainment, Inc.
(a)
............. 3,645 34,117
Jack in the Box, Inc.
(b)
.................. 2,411 45,688
Krispy Kreme, Inc. .................... 10,323 41,498
Kura Sushi USA, Inc. , Class A
(a)
........... 779 40,765
Life Time Group Holdings, Inc.
(a)
........... 18,629 495,159
Lindblad Expeditions Holdings, Inc.
(a)
........ 4,394 63,362
Marriott Vacations Worldwide Corp. ......... 3,386 195,338
Monarch Casino & Resort, Inc. ............ 1,551 148,431
Nathan's Famous, Inc. ................. 364 34,060
Navan, Inc. , Class A
(a) (b)
................. 4,499 76,843
Papa John's International, Inc. ............ 3,921 150,919
Portillo's, Inc. , Class A
(a) (b)
............... 6,849 31,095
Pursuit Attractions & Hospitality, Inc.
(a)
....... 2,488 83,796
RCI Hospitality Holdings, Inc.
(b)
............ 1,076 25,652
Red Rock Resorts, Inc. , Class A ........... 6,102 378,019
Rush Street Interactive, Inc. , Class A
(a)
...... 11,235 218,296
Sabre Corp.
(a) (b)
...................... 47,342 64,385
Serve Robotics, Inc.
(a) (b)
................. 7,741 80,352
Shake Shack, Inc. , Class A
(a)
............. 4,766 386,856
Six Flags Entertainment Corp.
(a)
........... 12,140 186,228
Super Group SGHC Ltd. ................ 20,164 240,960
Sweetgreen, Inc. , Class A
(a)
.............. 12,797 86,508
Target Hospitality Corp.
(a)
............... 3,946 31,607
United Parks & Resorts, Inc.
(a)
............ 3,450 125,235
Xponential Fitness, Inc. , Class A
(a)
......... 2,984 24,558
6,055,039
Security
Shares
Shares Value
Household Durables — 1.7%
Bassett Furniture Industries, Inc. .......... 768 $ 12,872
Beazer Homes USA, Inc.
(a)
.............. 3,118 63,202
Cavco Industries, Inc.
(a)
................. 964 569,473
Century Communities, Inc. .............. 3,206 190,276
Champion Homes, Inc.
(a)
................ 6,969 588,881
Cricut, Inc. , Class A ................... 5,860 29,007
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 3,881 66,365
Ethan Allen Interiors, Inc. ............... 2,912 66,510
Flexsteel Industries, Inc. ................ 568 22,430
Green Brick Partners, Inc.
(a)
.............. 3,852 241,366
Hamilton Beach Brands Holding Co. , Class A .. 1,059 17,421
Helen of Troy Ltd.
(a)
................... 2,829 60,116
Hovnanian Enterprises, Inc. , Class A
(a)
....... 610 59,499
Installed Building Products, Inc.
(b)
.......... 2,860 741,855
KB Home .......................... 7,743 436,783
La-Z-Boy, Inc. ....................... 5,156 192,164
Legacy Housing Corp.
(a)
................ 962 18,778
Leggett & Platt, Inc. ................... 16,874 185,614
LGI Homes, Inc.
(a)
.................... 2,619 112,512
Lovesac Co. (The)
(a)
................... 1,802 26,580
M/I Homes, Inc.
(a)
..................... 3,217 411,615
Meritage Homes Corp. ................. 8,472 557,458
Sonos, Inc.
(a)
........................ 14,851 260,784
Taylor Morrison Home Corp.
(a)
............ 11,768 692,782
Traeger, Inc.
(a)
....................... 4,596 4,964
TRI Pointe Homes, Inc.
(a)
................ 10,268 323,134
5,952,441
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 1,116 35,879
Central Garden & Pet Co. , Class A
(a)
........ 6,247 182,350
Energizer Holdings, Inc. ................ 7,607 151,303
Oil-Dri Corp. of America ................ 1,329 65,041
Spectrum Brands Holdings, Inc. ........... 2,867 169,383
WD-40 Co. ......................... 1,649 324,688
928,644
Independent Power and Renewable Electricity Producers — 0.3%
Hallador Energy Co.
(a)
.................. 4,136 78,749
Montauk Renewables, Inc.
(a)
............. 8,056 13,454
Ormat Technologies, Inc. ................ 7,552 834,269
926,472
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ......... 2,856 102,473
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 6,320 35,013
Innovative Industrial Properties, Inc. ........ 3,382 160,172
LXP Industrial Trust ................... 7,161 355,042
One Liberty Properties, Inc. .............. 2,367 48,026
Plymouth Industrial REIT, Inc. ............ 5,084 111,238
Terreno Realty Corp. .................. 12,677 744,267
1,453,758
Insurance — 2.0%
Abacus Global Management, Inc.
(b)
......... 4,579 39,150
American Coastal Insurance Corp. ......... 3,236 40,871
American Integrity Insurance Group, Inc.
(a)
.... 891 18,560
AMERISAFE, Inc. .................... 2,367 90,916
Aspen Insurance Holdings Ltd. , Class A
(a)
.... 2,148 79,691
Ategrity Specialty Holdings LLC
(a)
.......... 515 10,820
Baldwin Insurance Group, Inc. (The) , Class A
(a)
. 8,916 214,251
Bowhead Specialty Holdings, Inc.
(a)
......... 1,957 55,853
Citizens, Inc. , Class A
(a) (b)
............... 5,615 27,120
CNO Financial Group, Inc. ............... 11,878 504,459
Crawford & Co. , Class A ................ 2,314 26,033

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Donegal Group, Inc. , Class A ............. 2,120 $ 42,358
eHealth, Inc.
(a)
....................... 3,726 17,140
Employers Holdings, Inc. ................ 2,887 124,632
F&G Annuities & Life, Inc. ............... 4,562 140,738
Fidelis Insurance Holdings Ltd. ............ 7,047 137,910
Genworth Financial, Inc. , Class A
(a)
......... 50,966 460,223
GoHealth, Inc. , Class A
(a)
................ 535 1,150
Goosehead Insurance, Inc. , Class A ........ 2,871 211,449
Greenlight Capital Re Ltd. , Class A
(a)
........ 3,500 51,030
Hamilton Insurance Group Ltd. , Class B
(a)
.... 5,883 164,136
HCI Group, Inc. ...................... 1,311 251,306
Heritage Insurance Holdings, Inc.
(a)
......... 2,937 85,937
Hippo Holdings, Inc.
(a)
.................. 2,160 64,973
Horace Mann Educators Corp. ............ 5,090 235,056
Investors Title Co. .................... 177 44,186
James River Group Holdings, Inc. .......... 5,434 34,560
Kestrel Group Ltd. .................... 502 5,140
Kingstone Cos., Inc. ................... 1,446 24,336
Kingsway Financial Services, Inc.
(a)
......... 2,826 38,010
Lemonade, Inc.
(a)
..................... 7,465 531,359
MBIA, Inc.
(a)
........................ 5,844 41,843
Mercury General Corp. ................. 3,408 320,556
NI Holdings, Inc.
(a)
.................... 1,275 16,958
Octave Specialty Group, Inc.
(a)
............ 5,408 42,074
Oscar Health, Inc. , Class A
(a)
............. 24,393 350,527
Palomar Holdings, Inc.
(a)
................ 3,257 438,913
ProAssurance Corp.
(a)
.................. 6,469 156,291
Root, Inc. , Class A
(a)
................... 1,457 105,239
Safety Insurance Group, Inc. ............. 1,839 143,277
Selective Insurance Group, Inc. ........... 7,503 627,776
Selectquote, Inc.
(a)
.................... 15,945 22,482
SiriusPoint Ltd.
(a)
..................... 8,656 189,480
Skyward Specialty Insurance Group, Inc.
(a)
.... 4,458 227,848
Slide Insurance Holdings, Inc.
(a)
........... 3,391 66,057
Stewart Information Services Corp. ......... 3,463 243,310
Tiptree, Inc. ........................ 3,216 58,756
Trupanion, Inc.
(a)
..................... 4,706 175,863
United Fire Group, Inc. ................. 2,555 92,874
Universal Insurance Holdings, Inc. ......... 3,230 109,174
7,202,651
Interactive Media & Services — 0.5%
Angi, Inc. , Class A
(a)
................... 4,888 63,202
Arena Group Holdings, Inc. (The)
(a)
......... 1,591 6,364
Bumble, Inc. , Class A
(a)
................. 8,704 31,073
Cargurus, Inc. , Class A
(a)
................ 10,106 387,565
Cars.com, Inc.
(a)
...................... 6,481 79,068
EverQuote, Inc. , Class A
(a)
............... 3,582 96,714
fuboTV, Inc.
(a)
....................... 42,107 106,110
Getty Images Holdings, Inc.
(a)
............. 12,471 16,711
Grindr, Inc.
(a)
........................ 4,193 56,773
MediaAlpha, Inc. , Class A
(a)
.............. 4,051 52,461
Nextdoor Holdings, Inc.
(a)
............... 28,007 58,815
QuinStreet, Inc.
(a)
..................... 6,798 97,687
Rumble, Inc. , Class A
(a) (b)
................ 13,068 82,590
Shutterstock, Inc. ..................... 3,050 58,255
Teads Holding Co.
(a) (b)
.................. 4,636 3,263
Travelzoo
(a)
......................... 790 5,625
TripAdvisor, Inc.
(a)
.................... 13,965 203,330
TrueCar, Inc.
(a)
....................... 9,635 21,775
Webtoon Entertainment, Inc.
(a) (b)
........... 2,457 32,015
Yelp, Inc.
(a)
......................... 7,361 223,701
Ziff Davis, Inc.
(a)
...................... 4,902 172,305
ZipRecruiter, Inc. , Class A
(a)
.............. 7,109 27,725
1,883,127
Security
Shares
Shares Value
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 29,328 $ 719,122
ASGN, Inc.
(a)
........................ 5,140 247,594
Backblaze, Inc. , Class A
(a)
............... 6,906 32,182
BigBear.ai Holdings, Inc.
(a) (b)
.............. 53,485 288,819
Commerce.com, Inc.
(a)
................. 9,451 38,938
Crexendo, Inc.
(a)
..................... 1,771 11,458
CSP, Inc. .......................... 853 10,662
DigitalOcean Holdings, Inc.
(a)
............. 8,555 411,667
Fastly, Inc. , Class A
(a)
.................. 17,694 180,125
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 8,009 72,321
Hackett Group, Inc. (The) ............... 3,213 63,071
Information Services Group, Inc. ........... 4,310 24,912
Rackspace Technology, Inc.
(a)
............ 13,895 13,491
TSS, Inc.
(a) (b)
........................ 2,310 16,332
Tucows, Inc. , Class A
(a)
................. 816 18,295
Unisys Corp.
(a)
....................... 7,794 21,511
VTEX , Class A
(a)
..................... 7,234 27,200
Whitefiber, Inc.
(a) (b)
.................... 1,321 20,872
2,218,572
Leisure Products — 0.4%
Acushnet Holdings Corp. ................ 3,340 266,599
American Outdoor Brands, Inc.
(a) (b)
......... 1,483 11,464
Clarus Corp. ........................ 2,888 9,675
Escalade, Inc.
(b)
...................... 1,553 20,950
Funko, Inc. , Class A
(a)
.................. 3,467 11,788
JAKKS Pacific, Inc. ................... 1,287 21,725
Johnson Outdoors, Inc. , Class A ........... 635 26,956
Latham Group, Inc.
(a)
.................. 5,052 32,080
Malibu Boats, Inc. , Class A
(a)
............. 2,073 58,479
Marine Products Corp. ................. 798 6,990
MasterCraft Boat Holdings, Inc.
(a)
.......... 2,195 41,507
Peloton Interactive, Inc. , Class A
(a)
......... 48,426 298,304
Polaris, Inc. ......................... 6,569 415,489
Smith & Wesson Brands, Inc. ............. 5,641 55,677
Sturm Ruger & Co., Inc. ................ 1,676 54,721
Topgolf Callaway Brands Corp.
(a)
.......... 16,730 195,239
1,527,643
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. , Class A
(a)
............ 13,402 218,587
Adaptive Biotechnologies Corp.
(a)
.......... 18,257 296,494
Alpha Teknova, Inc.
(a)
.................. 1,777 6,753
Azenta, Inc.
(a)
....................... 5,217 173,517
BioLife Solutions, Inc.
(a)
................. 4,822 116,596
Codexis, Inc.
(a)
....................... 9,953 16,223
CryoPort, Inc.
(a)
...................... 6,582 63,187
Cytek Biosciences, Inc.
(a)
................ 14,912 75,306
Fortrea Holdings, Inc.
(a)
................. 11,644 200,859
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 4,966 41,267
Lifecore Biomedical, Inc.
(a)
............... 4,015 32,843
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 13,450 43,713
MaxCyte, Inc.
(a)
...................... 13,119 20,334
Mesa Laboratories, Inc. ................ 679 53,301
Niagen Bioscience, Inc.
(a)
............... 6,647 42,275
OmniAb, Inc.
(a)
....................... 11,395 21,081
Pacific Biosciences of California, Inc.
(a)
...... 36,058 67,428
Personalis, Inc.
(a) (b)
.................... 6,394 50,896
Quanterix Corp.
(a)
..................... 4,455 28,334
Quantum-Si, Inc.
(a)
.................... 19,483 21,431
Standard BioTools, Inc.
(a)
................ 37,724 48,287
1,638,712
Machinery — 3.8%
3D Systems Corp.
(a)
................... 16,298 28,847
Aebi Schmidt Holding AG
(b)
.............. 4,518 57,153

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
AirJoule Technologies Corp.
(a)
............ 2,546 $ 10,031
Alamo Group, Inc. .................... 1,246 209,166
Albany International Corp. , Class A ......... 3,569 180,948
Alliance Laundry Holdings, Inc.
(a) (b)
......... 5,194 105,698
Astec Industries, Inc. .................. 2,712 117,484
Atmus Filtration Technologies, Inc. ......... 10,301 534,725
Blue Bird Corp.
(a)
..................... 3,826 179,822
CECO Environmental Corp.
(a) (b)
........... 3,588 214,742
Chart Industries, Inc.
(a)
................. 5,572 1,149,114
Columbus McKinnon Corp. .............. 3,590 61,928
Douglas Dynamics, Inc. ................ 2,910 95,011
Eastern Co. (The) .................... 636 12,523
Energy Recovery, Inc.
(a)
................ 6,563 88,535
Enerpac Tool Group Corp. , Class A ......... 6,454 246,801
Enpro, Inc. ......................... 2,596 555,881
ESCO Technologies, Inc. ............... 3,200 625,248
Federal Signal Corp. .................. 7,403 803,892
Franklin Electric Co., Inc. ............... 4,757 454,436
Gencor Industries, Inc.
(a)
................ 1,043 13,517
Gorman-Rupp Co. (The) ................ 2,455 117,226
Graham Corp.
(a)
...................... 1,262 81,058
Greenbrier Cos., Inc. (The) .............. 3,749 175,228
Helios Technologies, Inc. ................ 4,094 218,988
Hillenbrand, Inc. ..................... 8,837 280,310
Hillman Solutions Corp.
(a)
............... 23,915 207,104
Hyster-Yale, Inc. , Class A ............... 1,387 41,208
JBT Marel Corp. ..................... 6,442 970,616
Kadant, Inc.
(b)
....................... 1,449 412,994
Kennametal, Inc. ..................... 9,445 268,332
L B Foster Co. , Class A
(a)
................ 1,130 30,454
Lindsay Corp. ....................... 1,360 160,303
Luxfer Holdings plc ................... 3,156 42,701
Manitowoc Co., Inc. (The)
(a)
.............. 4,179 50,106
Mayville Engineering Co., Inc.
(a)
........... 1,427 26,713
Microvast Holdings, Inc.
(a)
............... 25,127 70,356
Miller Industries, Inc.
(b)
................. 1,407 52,580
Mueller Water Products, Inc. , Class A ....... 19,198 457,296
Omega Flex, Inc. ..................... 375 11,040
Palladyne AI Corp.
(a) (b)
.................. 3,240 13,802
Park-Ohio Holdings Corp. ............... 1,037 21,715
Proto Labs, Inc.
(a)
..................... 2,889 146,155
REV Group, Inc. ..................... 5,988 364,130
Richtech Robotics, Inc. , Class B
(a)
.......... 18,533 59,862
SPX Technologies, Inc.
(a)
................ 5,948 1,189,957
Standex International Corp. .............. 1,489 323,530
Tennant Co. ........................ 2,199 162,066
Terex Corp. ......................... 7,894 421,382
Titan International, Inc.
(a)
................ 6,123 47,943
Trinity Industries, Inc. .................. 9,733 257,341
Wabash National Corp. ................. 5,616 48,578
Watts Water Technologies, Inc. , Class A ...... 3,399 938,192
Worthington Enterprises, Inc. ............. 3,982 205,352
13,620,120
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a)
......... 1,116 17,197
Costamare, Inc. ...................... 5,584 88,171
Genco Shipping & Trading Ltd. ............ 3,725 68,652
Himalaya Shipping Ltd.
(b)
................ 3,197 29,093
Matson, Inc. ........................ 3,878 479,127
Pangaea Logistics Solutions Ltd. .......... 3,751 25,807
Safe Bulkers, Inc. .................... 7,394 35,639
743,686
Security
Shares
Shares Value
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 13,544 $ 11,919
AMC Networks, Inc. , Class A
(a)
............ 3,986 37,947
Boston Omaha Corp. , Class A
(a)
........... 2,765 34,203
Cable One, Inc. ...................... 643 72,563
EchoStar Corp. , Class A
(a) (b)
.............. 16,716 1,817,029
Emerald Holding, Inc.
(b)
................. 2,004 8,958
Entravision Communications Corp. , Class A
(b)
.. 8,024 23,510
EW Scripps Co. (The) , Class A
(a)
.......... 7,718 30,795
Gambling.com Group Ltd.
(a)
.............. 2,261 12,345
Gray Media, Inc. ..................... 10,593 51,270
Ibotta, Inc. , Class A
(a) (b)
................. 1,656 37,641
iHeartMedia, Inc. , Class A
(a)
.............. 13,623 56,672
John Wiley & Sons, Inc. , Class A .......... 4,866 149,046
Magnite, Inc.
(a)
....................... 17,080 277,208
National CineMedia, Inc.
(b)
............... 8,976 34,917
Newsmax, Inc. , Class B
(a) (b)
.............. 5,724 44,246
Nexxen International Ltd.
(a) (b)
............. 4,767 31,176
Optimum Communications, Inc. , Class A
(a)
.... 32,956 54,377
PubMatic, Inc. , Class A
(a)
................ 5,342 47,383
Scholastic Corp. ..................... 2,553 75,645
Sinclair, Inc. , Class A .................. 4,996 76,439
Stagwell, Inc. , Class A
(a)
................ 14,638 71,580
TechTarget, Inc.
(a)
..................... 3,307 17,858
TEGNA, Inc. ........................ 20,135 390,820
Thryv Holdings, Inc.
(a)
.................. 4,504 27,249
USA TODAY Co., Inc.
(a)
................. 16,571 85,341
3,578,137
Metals & Mining — 2.4%
Alpha Metallurgical Resources, Inc.
(a)
....... 1,430 285,828
American Battery Technology Co.
(a) (b)
........ 13,497 45,080
Caledonia Mining Corp. plc .............. 2,296 60,086
Century Aluminum Co.
(a)
................ 6,491 254,317
Coeur Mining, Inc.
(a) (b)
.................. 78,879 1,406,413
Commercial Metals Co. ................. 13,680 946,930
Compass Minerals International, Inc.
(a)
....... 4,214 82,763
Constellium SE , Class A
(a)
............... 16,801 316,699
Contango ORE, Inc.
(a)
.................. 1,404 37,080
Critical Metals Corp.
(a) (b)
................. 5,944 41,251
Dakota Gold Corp.
(a)
................... 12,039 68,382
Ferroglobe plc ....................... 15,627 72,509
Friedman Industries, Inc.
(b)
............... 760 15,572
Hecla Mining Co. ..................... 78,303 1,502,635
Idaho Strategic Resources, Inc.
(a)
.......... 1,806 72,782
Ivanhoe Electric, Inc.
(a)
................. 13,038 208,347
Kaiser Aluminum Corp. ................. 2,013 231,213
Lifezone Metals Ltd.
(a) (b)
................. 4,455 19,023
Materion Corp. ...................... 2,516 312,789
Metallus, Inc.
(a)
...................... 4,752 81,544
NioCorp Developments Ltd.
(a)
............. 13,001 68,905
Novagold Resources, Inc.
(a)
.............. 36,877 343,694
Olympic Steel, Inc. .................... 1,066 45,609
Perpetua Resources Corp.
(a)
............. 10,472 253,527
Ramaco Resources, Inc. , Class A
(a)
......... 5,049 90,882
Ryerson Holding Corp.
(b)
................ 3,534 88,915
SSR Mining, Inc.
(a)
.................... 25,016 548,351
SunCoke Energy, Inc. .................. 10,374 74,693
Tredegar Corp.
(a)
..................... 3,463 24,864
United States Antimony Corp.
(a) (b)
.......... 14,412 72,348
US Gold Corp.
(a) (b)
.................... 1,363 26,456
USA Rare Earth, Inc.
(a) (b)
................ 10,786 128,353
Vox Royalty Corp. .................... 6,890 32,659
Warrior Met Coal, Inc. .................. 6,381 562,613
Worthington Steel, Inc. ................. 4,179 144,677
8,567,789

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a) (b)
....... 732 $ 15,621
Adamas Trust, Inc. .................... 10,974 80,110
Advanced Flower Capital, Inc.
(b)
........... 3,657 10,422
Angel Oak Mortgage REIT, Inc. ........... 1,478 12,726
Apollo Commercial Real Estate Finance, Inc. .. 17,780 172,110
Arbor Realty Trust, Inc. ................. 20,958 162,634
Ares Commercial Real Estate Corp. , Class C .. 6,984 33,384
ARMOUR Residential REIT, Inc. ........... 13,718 242,671
Blackstone Mortgage Trust, Inc. , Class A
(b)
.... 19,458 372,232
BrightSpire Capital, Inc. , Class A
(b)
......... 16,679 93,402
Chicago Atlantic Real Estate Finance, Inc. .... 1,895 23,233
Chimera Investment Corp. ............... 10,218 127,010
Claros Mortgage Trust, Inc.
(a)
............. 11,378 34,817
Dynex Capital, Inc. .................... 17,943 251,381
Ellington Financial, Inc. ................. 11,497 156,129
Franklin BSP Realty Trust, Inc.
(b)
........... 10,429 104,603
Invesco Mortgage Capital, Inc.
(b)
........... 9,056 76,161
KKR Real Estate Finance Trust, Inc.
(b)
....... 7,483 61,510
Ladder Capital Corp. , Class A ............ 14,919 163,960
Lument Finance Trust, Inc.
(b)
............. 4,467 6,298
MFA Financial, Inc. .................... 11,957 111,320
Nexpoint Real Estate Finance, Inc.
(b)
........ 1,024 14,418
Orchid Island Capital, Inc.
(b)
.............. 17,527 126,194
PennyMac Mortgage Investment Trust ....... 11,358 142,543
Ready Capital Corp.
(b)
.................. 20,732 45,196
Redwood Trust, Inc. ................... 17,067 94,381
Rithm Property Trust, Inc.
(b)
.............. 803 13,319
Seven Hills Realty Trust
(b)
............... 2,286 20,345
Sunrise Realty Trust, Inc.
(b)
.............. 1,489 14,041
TPG Mortgage Investment Trust, Inc. ....... 3,457 29,454
TPG RE Finance Trust, Inc. .............. 9,322 80,262
Two Harbors Investment Corp. ............ 13,155 138,128
3,030,015
Multi-Utilities — 0.4%
Avista Corp. ........................ 9,994 385,169
Black Hills Corp. ..................... 9,046 627,973
Northwestern Energy Group, Inc. .......... 7,672 495,151
Unitil Corp. ......................... 1,938 93,877
1,602,170
Office REITs — 0.5%
Brandywine Realty Trust ................ 22,481 65,645
City Office REIT, Inc. .................. 5,072 35,453
COPT Defense Properties
(b)
.............. 14,056 390,757
Douglas Emmett, Inc.
(b)
................. 16,518 181,533
Easterly Government Properties, Inc. ....... 5,065 107,327
Empire State Realty Trust, Inc. , Class A ...... 17,772 115,874
Franklin Street Properties Corp. ........... 12,539 11,859
Hudson Pacific Properties, Inc.
(a)
.......... 6,659 72,117
JBG SMITH Properties
(b)
................ 7,271 123,680
NET Lease Office Properties ............. 1,898 48,949
Peakstone Realty Trust , Class E
(b)
......... 4,489 64,417
Piedmont Realty Trust, Inc. , Class A ........ 15,756 131,405
Postal Realty Trust, Inc. , Class A .......... 2,571 41,496
SL Green Realty Corp. ................. 8,789 403,151
1,793,663
Oil, Gas & Consumable Fuels — 3.0%
Ardmore Shipping Corp. ................ 4,295 45,484
BKV Corp.
(a)
........................ 2,755 74,798
California Resources Corp. .............. 8,939 399,663
Calumet, Inc.
(a)
...................... 8,695 172,770
Centrus Energy Corp. , Class A
(a)
........... 2,077 504,213
Clean Energy Fuels Corp.
(a)
.............. 20,123 42,258
CNX Resources Corp.
(a)
................ 16,068 590,820
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(a)
.............. 9,387 $ 217,591
Core Natural Resources, Inc. ............. 6,276 555,489
Crescent Energy, Inc. , Class A ............ 29,643 248,705
CVR Energy, Inc.
(a)
.................... 3,952 100,539
Delek US Holdings, Inc. ................ 7,315 216,963
DHT Holdings, Inc. .................... 16,078 196,312
Diversified Energy Co. ................. 7,725 111,858
Dorian LPG Ltd. ...................... 4,742 115,420
Empire Petroleum Corp.
(a) (b)
.............. 1,716 5,217
Encore Energy Corp.
(a) (b)
................ 22,328 55,373
Energy Fuels, Inc.
(a) (b)
.................. 28,136 409,097
Epsilon Energy Ltd. ................... 1,963 9,108
Evolution Petroleum Corp. ............... 3,594 12,723
Excelerate Energy, Inc. , Class A ........... 2,963 83,112
FLEX LNG Ltd. ...................... 3,826 95,459
FutureFuel Corp. ..................... 3,620 11,548
Gevo, Inc.
(a) (b)
....................... 28,676 57,352
Golar LNG Ltd.
(b)
..................... 11,937 444,176
Granite Ridge Resources, Inc. ............ 6,478 30,447
Green Plains, Inc.
(a)
................... 7,730 75,754
Gulfport Energy Corp.
(a)
................ 1,978 411,404
HighPeak Energy, Inc.
(b)
................ 1,886 8,940
Infinity Natural Resources, Inc. , Class A
(a)
.... 1,964 28,930
International Seaways, Inc. .............. 5,068 246,051
Kinetik Holdings, Inc. , Class A
(b)
........... 5,545 199,897
Kolibri Global Energy, Inc.
(a)
.............. 4,362 17,143
Kosmos Energy Ltd.
(a) (b)
................. 58,893 53,440
Lightbridge Corp.
(a) (b)
................... 3,254 41,131
Magnolia Oil & Gas Corp. , Class A ......... 22,218 486,352
Murphy Oil Corp.
(b)
.................... 16,889 527,781
NACCO Industries, Inc. , Class A ........... 471 23,098
Navigator Holdings Ltd. ................. 3,895 67,461
New Fortress Energy, Inc. , Class A
(a) (b)
....... 21,582 24,603
NextDecade Corp.
(a) (b)
.................. 16,824 88,662
NextNRG, Inc.
(a) (b)
.................... 3,183 4,615
Nordic American Tankers Ltd. ............ 25,459 87,579
Northern Oil & Gas, Inc. ................ 11,665 250,448
OPAL Fuels, Inc. , Class A
(a) (b)
............. 3,503 8,250
Par Pacific Holdings, Inc.
(a)
.............. 6,093 214,108
PBF Energy, Inc. , Class A ............... 10,251 278,007
Peabody Energy Corp. ................. 15,247 452,836
Prairie Operating Co.
(a) (b)
................ 3,309 5,592
PrimeEnergy Resources Corp.
(a)
........... 29 4,959
REX American Resources Corp.
(a)
......... 3,615 116,837
Riley Exploration Permian, Inc.
(b)
.......... 1,795 47,388
Sable Offshore Corp. , Class A
(a) (b)
.......... 9,462 85,347
SandRidge Energy, Inc. ................ 4,152 59,913
Scorpio Tankers, Inc. .................. 5,494 279,260
SFL Corp. Ltd. ....................... 15,267 119,235
SM Energy Co. ...................... 13,889 259,724
Summit Midstream Corp.
(a) (b)
............. 1,162 31,002
Talos Energy, Inc.
(a)
................... 15,511 170,931
Teekay Corp. Ltd. .................... 7,220 65,197
Teekay Tankers Ltd. , Class A ............. 3,000 160,260
Uranium Energy Corp.
(a)
................ 58,783 686,585
VAALCO Energy, Inc. .................. 13,518 49,206
Vitesse Energy, Inc.
(b)
.................. 3,639 70,087
W&T Offshore, Inc.
(b)
.................. 11,854 19,322
World Kinect Corp. .................... 6,569 153,912
XCF Global, Inc. , Class A
(a)
.............. 8,242 2,250
10,789,992
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 2,092 36,401
Magnera Corp.
(a)
..................... 4,201 63,603

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products (continued)
Sylvamo Corp.
(b)
..................... 4,347 $ 209,308
309,312
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 1,745 148,796
Frontier Group Holdings, Inc.
(b)
............ 10,778 50,765
JetBlue Airways Corp. .................. 36,262 164,992
Joby Aviation, Inc. , Class A
(b)
............. 59,906 790,759
SkyWest, Inc. ....................... 4,974 499,439
Sun Country Airlines Holdings, Inc. ......... 6,487 93,348
1,748,099
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 15,138 21,042
Edgewell Personal Care Co. ............. 5,506 93,877
FitLife Brands, Inc.
(a)
................... 746 12,137
Herbalife Ltd.
(a)
...................... 12,593 162,324
Honest Co., Inc. (The)
(a) (b)
............... 12,036 31,053
Interparfums, Inc. ..................... 2,302 195,279
Lifevantage Corp. .................... 1,352 8,328
Medifast, Inc.
(a)
...................... 1,320 14,098
Nature's Sunshine Products, Inc.
(a)
......... 1,964 42,383
Nu Skin Enterprises, Inc. , Class A .......... 6,314 60,741
Olaplex Holdings, Inc.
(a) (b)
............... 17,468 23,407
USANA Health Sciences, Inc.
(a)
........... 1,424 27,953
Waldencast plc , Class A
(a)
............... 6,975 13,113
705,735
Pharmaceuticals — 2.6%
Aardvark Therapeutics, Inc.
(a) (b)
............ 1,538 20,186
Aclaris Therapeutics, Inc.
(a)
.............. 11,382 34,260
Alumis, Inc.
(a)
....................... 6,724 65,626
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 18,917 238,354
Amphastar Pharmaceuticals, Inc.
(a)
......... 4,409 118,073
Amylyx Pharmaceuticals, Inc.
(a)
........... 10,978 132,614
ANI Pharmaceuticals, Inc.
(a)
.............. 2,190 172,879
Aquestive Therapeutics, Inc.
(a) (b)
........... 11,776 76,073
Arvinas, Inc.
(a)
....................... 8,075 95,769
Atea Pharmaceuticals, Inc.
(a)
............. 8,884 31,716
Avadel Pharmaceuticals plc , ADR
(a)
......... 10,958 236,145
Axsome Therapeutics, Inc.
(a)
............. 5,043 921,054
BioAge Labs, Inc.
(a)
................... 2,549 33,723
Biote Corp. , Class A
(a) (b)
................. 3,287 8,546
Collegium Pharmaceutical, Inc.
(a)
.......... 3,957 183,209
CorMedix, Inc.
(a)
...................... 8,980 104,437
Crinetics Pharmaceuticals, Inc.
(a)
.......... 11,145 518,800
Edgewise Therapeutics, Inc.
(a)
............ 8,351 207,230
Enliven Therapeutics, Inc.
(a)
.............. 5,103 78,586
Esperion Therapeutics, Inc.
(a)
............. 28,706 106,212
Eton Pharmaceuticals, Inc.
(a) (b)
............ 3,240 54,788
Evolus, Inc.
(a)
....................... 6,956 46,257
EyePoint, Inc.
(a)
...................... 9,313 170,149
Fulcrum Therapeutics, Inc.
(a)
............. 4,981 56,335
Harmony Biosciences Holdings, Inc.
(a)
....... 5,559 208,018
Harrow, Inc.
(a)
....................... 3,876 189,924
Indivior plc
(a)
........................ 14,964 536,908
Innoviva, Inc.
(a)
...................... 7,966 159,240
Journey Medical Corp.
(a) (b)
............... 1,469 11,326
LB Pharmaceuticals, Inc.
(a) (b)
............. 2,242 49,907
LENZ Therapeutics, Inc.
(a)
............... 1,994 31,904
Ligand Pharmaceuticals, Inc.
(a)
............ 2,366 447,340
Liquidia Corp.
(a)
...................... 7,874 271,574
Maze Therapeutics, Inc.
(a)
............... 2,653 109,914
MBX Biosciences, Inc.
(a) (b)
............... 3,515 110,863
MediWound Ltd.
(a) (b)
................... 981 18,109
Mind Medicine MindMed, Inc.
(a)
........... 11,598 155,297
Security
Shares
Shares Value
Pharmaceuticals (continued)
Nuvation Bio, Inc. , Class A
(a)
............. 29,824 $ 267,223
Ocular Therapeutix, Inc.
(a)
............... 22,934 278,419
Omeros Corp.
(a) (b)
..................... 7,444 127,851
Pacira BioSciences, Inc.
(a)
............... 5,621 145,471
Phathom Pharmaceuticals, Inc.
(a)
.......... 4,573 75,866
Phibro Animal Health Corp. , Class A
(b)
....... 2,474 92,429
Prestige Consumer Healthcare, Inc.
(a)
....... 6,055 373,533
Rapport Therapeutics, Inc.
(a)
............. 3,502 106,251
Septerna, Inc.
(a)
...................... 2,552 71,150
SIGA Technologies, Inc. ................ 5,290 32,322
Supernus Pharmaceuticals, Inc.
(a)
.......... 6,633 329,660
Tarsus Pharmaceuticals, Inc.
(a)
............ 4,906 401,703
Terns Pharmaceuticals, Inc.
(a)
............. 10,503 424,321
Theravance Biopharma, Inc.
(a)
............ 4,390 82,137
Third Harmonic Bio, Inc.
(a) (d)
.............. 4,153 125
Trevi Therapeutics, Inc.
(a)
............... 11,294 141,401
Tvardi Therapeutics, Inc.
(a) (b)
............. 429 1,845
WaVe Life Sciences Ltd.
(a)
............... 14,213 241,621
Xeris Biopharma Holdings, Inc.
(a)
.......... 18,368 144,189
Zevra Therapeutics, Inc.
(a)
............... 6,812 61,036
9,409,898
Professional Services — 1.7%
Alight, Inc. , Class A ................... 54,677 106,620
Asure Software, Inc.
(a) (b)
................. 3,370 31,745
Barrett Business Services, Inc. ............ 2,945 106,638
BlackSky Technology, Inc. , Class A
(a)
........ 3,652 68,475
CBIZ, Inc.
(a) (b)
........................ 6,106 308,048
Conduent, Inc.
(a)
..................... 19,839 38,091
CRA International, Inc. ................. 787 157,947
CSG Systems International, Inc. ........... 3,457 265,117
Exponent, Inc. ....................... 6,220 432,041
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 1,737 26,072
First Advantage Corp.
(a)
................. 9,989 145,140
Forrester Research, Inc.
(a)
............... 1,441 11,701
Franklin Covey Co.
(a)
.................. 1,424 23,895
HireQuest, Inc. ...................... 623 6,548
Huron Consulting Group, Inc.
(a)
............ 2,103 363,630
IBEX Holdings Ltd.
(a)
................... 1,311 50,054
ICF International, Inc. .................. 2,223 189,622
Innodata, Inc.
(a)
...................... 3,847 196,005
Insperity, Inc. ........................ 4,522 175,092
Kelly Services, Inc. , Class A .............. 4,094 36,027
Kforce, Inc. ......................... 2,315 71,580
Korn Ferry ......................... 6,482 427,942
Legalzoom.com, Inc.
(a)
................. 15,072 149,665
Maximus, Inc. ....................... 6,971 601,737
Mistras Group, Inc.
(a)
.................. 1,412 17,862
Planet Labs PBC , Class A
(a)
.............. 29,360 578,979
RCM Technologies, Inc.
(a)
............... 588 12,022
Resolute Holdings Management, Inc.
(a)
...... 522 107,756
Resources Connection, Inc. .............. 4,061 20,467
Skillsoft Corp. , Class A
(a) (b)
............... 632 5,878
Spire Global, Inc. , Class A
(a)
.............. 3,753 28,148
TIC Solutions, Inc.
(a)
................... 24,438 247,068
TriNet Group, Inc. .................... 3,613 213,637
TrueBlue, Inc.
(a)
...................... 3,719 16,921
TTEC Holdings, Inc.
(a)
.................. 2,622 9,439
Upwork, Inc.
(a)
....................... 15,370 304,633
Verra Mobility Corp. , Class A
(a)
............ 20,066 449,679
Willdan Group, Inc.
(a)
.................. 1,729 179,228
6,181,149
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
.......... 667 10,712
Anywhere Real Estate, Inc.
(a)
............. 12,829 181,659

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Compass, Inc. , Class A
(a)
................ 60,532 $ 639,823
Cushman & Wakefield Ltd.
(a)
............. 19,001 307,626
Douglas Elliman, Inc.
(a)
................. 9,325 22,100
eXp World Holdings, Inc.
(b)
............... 11,213 101,478
Forestar Group, Inc.
(a)
.................. 2,495 61,452
FRP Holdings, Inc.
(a)
................... 1,722 39,244
Kennedy-Wilson Holdings, Inc. ............ 15,376 148,686
Marcus & Millichap, Inc. ................ 3,004 81,979
Maui Land & Pineapple Co., Inc.
(a)
......... 771 13,061
Newmark Group, Inc. , Class A ............ 18,347 318,137
RE/MAX Holdings, Inc. , Class A
(a)
.......... 2,229 16,918
Real Brokerage, Inc. (The)
(a)
............. 17,058 62,262
RMR Group, Inc. (The) , Class A ........... 1,933 28,802
Seaport Entertainment Group, Inc.
(a) (b)
....... 896 17,714
St. Joe Co. (The) ..................... 4,683 278,030
Stratus Properties, Inc.
(a) (b)
............... 685 16,563
Tejon Ranch Co.
(a) (b)
................... 2,811 44,329
Transcontinental Realty Investors, Inc.
(a) (b)
.... 183 10,727
2,401,302
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 17,116 101,669
BRT Apartments Corp. ................. 1,549 22,770
Centerspace ........................ 2,088 139,311
Clipper Realty, Inc. .................... 1,016 3,881
Elme Communities .................... 11,202 194,915
Independence Realty Trust, Inc. ........... 29,494 515,555
NexPoint Residential Trust, Inc. ........... 2,785 83,829
UMH Properties, Inc. .................. 9,916 157,764
Veris Residential, Inc. .................. 8,605 128,042
1,347,736
Retail REITs — 1.2%
Acadia Realty Trust
(b)
.................. 16,202 332,789
Alexander's, Inc. ..................... 265 57,754
CBL & Associates Properties, Inc. .......... 2,461 91,057
Curbline Properties Corp. ............... 11,903 276,269
FrontView REIT, Inc.
(b)
................. 2,575 38,007
Getty Realty Corp.
(b)
................... 6,655 182,148
InvenTrust Properties Corp. .............. 9,601 270,844
Kite Realty Group Trust ................. 26,876 644,218
Macerich Co. (The) ................... 31,329 578,333
NETSTREIT Corp. .................... 10,281 181,357
Phillips Edison & Co., Inc. ............... 15,539 552,722
Saul Centers, Inc. .................... 1,435 45,246
SITE Centers Corp. ................... 6,998 44,927
Tanger, Inc. ......................... 13,811 460,873
Urban Edge Properties ................. 15,870 304,545
Whitestone REIT ..................... 6,072 84,340
4,145,429
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. , Class A
(a)
............ 6,115 241,237
Aehr Test Systems
(a)
................... 3,510 70,867
Aeluma, Inc.
(a) (b)
...................... 1,664 28,571
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,273 64,838
Ambarella, Inc.
(a)
..................... 5,006 354,625
Ambiq Micro, Inc.
(a) (b)
.................. 526 14,991
Atomera, Inc.
(a)
...................... 3,717 8,215
Axcelis Technologies, Inc.
(a)
.............. 3,826 307,381
Blaize Holdings, Inc.
(a) (b)
................ 8,560 16,692
CEVA, Inc.
(a)
........................ 3,008 64,732
Cohu, Inc.
(a)
........................ 5,871 136,618
Credo Technology Group Holding Ltd.
(a)
...... 18,903 2,719,953
Diodes, Inc.
(a)
....................... 5,719 282,175
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc.
(a)
.................... 9,653 $ 538,444
Ichor Holdings Ltd.
(a)
................... 4,120 75,932
Impinj, Inc.
(a)
........................ 3,289 572,319
indie Semiconductor, Inc. , Class A
(a) (b)
....... 24,564 86,711
Kopin Corp.
(a) (b)
...................... 23,244 54,391
Kulicke & Soffa Industries, Inc. ............ 6,379 290,627
MaxLinear, Inc.
(a)
..................... 9,948 173,394
Navitas Semiconductor Corp.
(a) (b)
.......... 19,605 139,980
NVE Corp. ......................... 528 31,326
PDF Solutions, Inc.
(a)
.................. 3,795 108,271
Penguin Solutions, Inc.
(a)
................ 6,565 128,411
Photronics, Inc.
(a)
..................... 7,039 225,248
Power Integrations, Inc. ................ 6,782 241,032
Rambus, Inc.
(a)
...................... 13,318 1,223,791
Rigetti Computing, Inc.
(a)
................ 39,354 871,691
Semtech Corp.
(a)
..................... 10,743 791,652
Silicon Laboratories, Inc.
(a)
............... 4,014 524,630
SiTime Corp.
(a)
....................... 2,671 943,370
SkyWater Technology, Inc.
(a)
............. 3,449 62,634
Synaptics, Inc.
(a)
..................... 4,763 352,557
Ultra Clean Holdings, Inc.
(a)
.............. 5,587 141,519
Veeco Instruments, Inc.
(a) (b)
.............. 7,046 201,375
12,090,200
Software — 5.6%
8x8, Inc.
(a)
.......................... 15,721 30,970
A10 Networks, Inc. .................... 8,852 156,592
ACI Worldwide, Inc.
(a)
.................. 12,800 611,968
Adeia, Inc. ......................... 13,144 226,734
Agilysys, Inc.
(a)
...................... 3,183 378,268
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 2,922 8,445
Alarm.com Holdings, Inc.
(a)
.............. 5,819 296,885
Alkami Technology, Inc.
(a) (b)
.............. 8,619 198,840
Amplitude, Inc. , Class A
(a)
............... 11,011 127,507
Appian Corp. , Class A
(a)
................ 4,809 170,335
Arteris, Inc.
(a)
........................ 3,447 53,428
Asana, Inc. , Class A
(a)
.................. 10,794 147,986
AudioEye, Inc.
(a)
...................... 894 8,931
AvePoint, Inc. , Class A
(a)
................ 18,093 251,312
Bit Digital, Inc.
(a) (b)
..................... 39,519 74,691
Bitdeer Technologies Group , Class A
(a)
...... 12,482 139,923
Blackbaud, Inc.
(a)
..................... 4,667 295,514
BlackLine, Inc.
(a)
..................... 6,477 358,113
Blend Labs, Inc. , Class A
(a)
.............. 26,172 79,563
Box, Inc. , Class A
(a) (b)
.................. 17,291 517,174
Braze, Inc. , Class A
(a)
.................. 10,519 360,697
C3.ai, Inc. , Class A
(a)
.................. 15,335 206,716
Cerence, Inc.
(a)
...................... 4,959 53,012
Chaince Digital Holdings, Inc.
(a) (b)
.......... 4,022 19,989
Cipher Mining, Inc.
(a)
................... 40,040 590,990
Cleanspark, Inc.
(a) (b)
................... 34,251 346,620
Clear Secure, Inc. , Class A .............. 10,519 369,007
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 34,398 829,680
Commvault Systems, Inc.
(a) (b)
............. 5,505 690,107
Consensus Cloud Solutions, Inc.
(a)
......... 2,488 54,288
Core Scientific, Inc.
(a)
.................. 35,743 520,418
CS Disco, Inc.
(a)
...................... 2,426 18,826
Daily Journal Corp.
(a) (b)
................. 156 76,022
Digimarc Corp.
(a)
..................... 1,803 11,828
Digital Turbine, Inc.
(a)
.................. 13,353 66,765
Domo, Inc. , Class B
(a)
.................. 4,198 35,389
D-Wave Quantum, Inc.
(a) (b)
............... 41,248 1,078,635
eGain Corp.
(a)
....................... 1,875 19,294
EverCommerce, Inc.
(a) (b)
................ 1,604 19,424
Expensify, Inc. , Class A
(a)
............... 7,474 11,286
Five9, Inc.
(a)
........................ 9,683 194,144

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Freshworks, Inc. , Class A
(a)
.............. 24,767 $ 303,396
Hut 8 Corp.
(a) (b)
...................... 11,972 549,994
I3 Verticals, Inc. , Class A
(a) (b)
............. 2,982 75,117
Intapp, Inc.
(a)
........................ 7,025 321,886
InterDigital, Inc.
(b)
..................... 3,195 1,017,224
Jamf Holding Corp.
(a)
.................. 9,542 124,141
Kaltura, Inc.
(a)
....................... 9,241 15,155
Life360, Inc.
(a)
....................... 2,527 162,082
LiveRamp Holdings, Inc.
(a)
............... 7,822 229,732
MARA Holdings, Inc.
(a) (b)
................ 45,659 410,018
Mitek Systems, Inc.
(a)
.................. 5,830 61,506
N-able, Inc.
(a)
........................ 9,175 68,629
NCR Voyix Corp.
(a)
.................... 17,592 179,438
NextNav, Inc.
(a)
...................... 11,767 195,803
ON24, Inc.
(a)
........................ 5,120 40,755
OneSpan, Inc. ....................... 4,316 55,417
Ooma, Inc.
(a)
........................ 2,827 33,161
Pagaya Technologies Ltd. , Class A
(a)
........ 6,290 131,461
PagerDuty, Inc.
(a)
..................... 10,819 141,837
PAR Technology Corp.
(a) (b)
............... 5,078 184,230
Porch Group, Inc.
(a)
................... 10,406 95,007
Progress Software Corp.
(a)
............... 5,155 221,459
Q2 Holdings, Inc.
(a)
.................... 7,662 552,890
Qualys, Inc.
(a)
....................... 4,475 594,727
Rapid7, Inc.
(a)
....................... 8,199 124,625
Red Violet, Inc. ...................... 1,517 86,393
ReposiTrak, Inc.
(b)
.................... 1,417 17,528
Rezolve AI plc
(a)
...................... 21,921 56,337
Rimini Street, Inc.
(a) (b)
.................. 6,637 25,752
Riot Platforms, Inc.
(a) (b)
................. 43,024 545,114
SEMrush Holdings, Inc. , Class A
(a)
......... 6,750 80,257
Silvaco Group, Inc.
(a)
.................. 704 2,851
SoundHound AI, Inc. , Class A
(a) (b)
.......... 45,966 458,281
SoundThinking, Inc.
(a)
.................. 1,052 8,448
Sprinklr, Inc. , Class A
(a)
................. 14,392 111,970
Sprout Social, Inc. , Class A
(a)
............. 6,686 75,351
SPS Commerce, Inc.
(a)
................. 4,686 417,663
Synchronoss Technologies, Inc.
(a)
.......... 1,560 13,354
Telos Corp.
(a)
........................ 7,127 36,348
Tenable Holdings, Inc.
(a)
................ 15,123 355,844
Terawulf, Inc.
(a)
...................... 37,453 430,335
Varonis Systems, Inc.
(a)
................. 14,292 468,778
Vertex, Inc. , Class A
(a)
.................. 8,743 174,598
Via Transportation, Inc. , Class A
(a) (b)
......... 1,225 35,537
Viant Technology, Inc. , Class A
(a)
........... 1,929 23,225
Weave Communications, Inc.
(a)
........... 7,390 56,090
WM Technology, Inc. , Class A
(a)
........... 10,370 8,556
Workiva, Inc. , Class A
(a)
................. 6,191 533,974
Xperi, Inc.
(a)
......................... 5,605 32,845
Yext, Inc.
(a)
......................... 13,122 105,763
Zeta Global Holdings Corp. , Class A
(a)
....... 23,297 474,094
20,231,292
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 5,051 48,944
Four Corners Property Trust, Inc. .......... 12,802 295,214
Gladstone Land Corp. ................. 4,336 39,675
Outfront Media, Inc. ................... 18,084 435,824
PotlatchDeltic Corp. ................... 9,513 378,427
Safehold, Inc. ....................... 7,214 98,760
Smartstop Self Storage REIT, Inc.
(b)
........ 3,830 118,500
1,415,344
Specialty Retail — 2.2%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 3,249 12,769
Abercrombie & Fitch Co. , Class A
(a)
......... 5,736 721,990
Security
Shares
Shares Value
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.
(b)
......... 8,274 $ 413,369
Advance Auto Parts, Inc.
(b)
............... 7,345 288,658
American Eagle Outfitters, Inc. ............ 19,651 518,197
America's Car-Mart, Inc.
(a)
............... 950 23,997
Arhaus, Inc. , Class A
(a)
................. 6,435 72,136
Arko Corp. ......................... 9,829 44,624
Asbury Automotive Group, Inc.
(a)
........... 2,379 553,189
BARK, Inc. , Class A
(a) (b)
................. 9,042 5,448
Barnes & Noble Education, Inc.
(a) (b)
......... 1,868 17,167
Bed Bath & Beyond, Inc.
(a) (b)
.............. 8,665 47,311
Boot Barn Holdings, Inc.
(a)
............... 3,783 667,586
Buckle, Inc. (The) .................... 3,886 207,590
Build-A-Bear Workshop, Inc.
(b)
............ 1,508 92,395
Caleres, Inc. ........................ 4,365 53,122
Camping World Holdings, Inc. , Class A ...... 7,684 74,765
Citi Trends, Inc.
(a)
..................... 649 26,972
Designer Brands, Inc. , Class A
(b)
........... 3,736 27,758
Envela Corp.
(a)
....................... 544 7,279
EVgo, Inc. , Class A
(a)
.................. 16,348 47,573
Genesco, Inc.
(a)
...................... 1,236 30,616
Group 1 Automotive, Inc. ................ 1,508 593,096
Haverty Furniture Cos., Inc. .............. 1,754 40,973
J Jill, Inc. .......................... 820 11,250
Lands' End, Inc.
(a)
.................... 971 14,099
MarineMax, Inc.
(a)
..................... 2,368 57,377
Monro, Inc. ......................... 3,863 77,415
National Vision Holdings, Inc.
(a)
........... 9,525 245,935
OneWater Marine, Inc. , Class A
(a)
.......... 1,610 17,420
Outdoor Holding Co.
(a)
................. 10,187 17,420
Petco Health & Wellness Co., Inc.
(a)
........ 10,577 29,721
RealReal, Inc. (The)
(a)
.................. 12,287 193,889
Revolve Group, Inc. , Class A
(a)
............ 5,141 155,207
Sally Beauty Holdings, Inc.
(a)
............. 12,124 172,888
Shoe Carnival, Inc. .................... 2,259 38,132
Signet Jewelers Ltd.
(b)
.................. 4,902 406,278
Sleep Number Corp.
(a) (b)
................ 2,585 21,869
Sonic Automotive, Inc. , Class A ........... 1,880 116,297
Stitch Fix, Inc. , Class A
(a)
................ 12,732 66,843
ThredUp, Inc. , Class A
(a)
................ 11,523 73,632
Torrid Holdings, Inc.
(a) (b)
................. 3,244 3,174
Upbound Group, Inc. .................. 6,180 108,521
Urban Outfitters, Inc.
(a)
................. 7,538 567,310
Victoria's Secret & Co.
(a)
................ 8,493 460,066
Warby Parker, Inc. , Class A
(a)
............. 12,064 262,875
Winmark Corp. ...................... 364 147,398
Zumiez, Inc.
(a)
....................... 1,763 45,926
7,899,522
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc. , Class A
(a) (b)
........... 7,120 137,274
Corsair Gaming, Inc.
(a)
................. 5,976 35,497
CPI Card Group, Inc.
(a)
................. 806 11,832
Diebold Nixdorf, Inc.
(a)
.................. 3,099 210,391
Eastman Kodak Co.
(a)
.................. 6,031 51,022
Immersion Corp. ..................... 4,029 27,397
IonQ, Inc.
(a) (b)
........................ 41,696 1,870,900
Quantum Computing, Inc.
(a)
.............. 24,827 254,725
Turtle Beach Corp.
(a)
................... 1,960 27,499
Xerox Holdings Corp.
(b)
................. 14,782 35,033
2,661,570
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(a) (b)
................. 14,230 347,212
Carter's, Inc. ........................ 4,554 147,686
Ermenegildo Zegna NV ................. 7,848 80,442
Figs, Inc. , Class A
(a)
................... 11,341 128,834

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd. ................ 4,374 $ 126,671
Kontoor Brands, Inc. ................... 6,732 411,258
Lakeland Industries, Inc.
(b)
............... 1,113 9,839
Movado Group, Inc. ................... 1,997 41,178
Oxford Industries, Inc. ................. 1,893 64,741
Rocky Brands, Inc. .................... 915 26,837
Steven Madden Ltd.
(b)
.................. 8,721 363,142
Superior Group of Cos., Inc. ............. 1,651 15,982
Wolverine World Wide, Inc. .............. 10,108 183,460
1,947,282
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 2,188 6,127
Turning Point Brands, Inc. ............... 2,148 232,843
Universal Corp. ...................... 3,004 158,461
397,431
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ........ 2,753 12,664
BlueLinx Holdings, Inc.
(a)
................ 1,002 61,553
Boise Cascade Co. ................... 4,731 348,202
Custom Truck One Source, Inc.
(a)
.......... 7,030 40,493
Distribution Solutions Group, Inc.
(a)
......... 1,288 35,278
DNOW, Inc.
(a)
....................... 22,570 299,052
DXP Enterprises, Inc.
(a)
................. 1,576 173,029
EVI Industries, Inc. .................... 550 13,552
GATX Corp. ........................ 4,406 747,258
Global Industrial Co. ................... 1,806 52,771
Herc Holdings, Inc. .................... 4,020 596,488
Hudson Technologies, Inc.
(a)
............. 5,098 34,921
Karat Packaging, Inc. .................. 883 19,929
McGrath RentCorp .................... 3,048 319,827
NPK International, Inc.
(a)
................ 10,367 123,575
Rush Enterprises, Inc. , Class A
(b)
.......... 7,556 407,571
Rush Enterprises, Inc. , Class B
(b)
.......... 1,109 62,392
Titan Machinery, Inc.
(a)
................. 2,427 36,502
Transcat, Inc.
(a)
...................... 1,207 68,473
Willis Lease Finance Corp. .............. 356 48,288
Xometry, Inc. , Class A
(a)
................ 5,422 322,446
3,824,264
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 2,574 23,089
Water Utilities — 0.3%
American States Water Co. .............. 4,720 342,106
Cadiz, Inc.
(a)
........................ 7,934 44,510
California Water Service Group
(b)
.......... 7,291 315,919
Consolidated Water Co. Ltd. ............. 1,804 63,663
Global Water Resources, Inc. ............. 1,630 13,773
H2O America ....................... 4,052 198,507
Middlesex Water Co. .................. 2,147 108,252
Pure Cycle Corp.
(a) (b)
................... 2,785 30,607
York Water Co. (The) .................. 1,683 53,587
1,170,924
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
........................ 9,978 46,497
Spok Holdings, Inc. ................... 2,587 34,123
Telephone & Data Systems, Inc. ........... 12,142 497,822
578,442
Total Common Stocks — 99 .5%
(Cost: $ 264,623,318 ) .............................. 357,853,071
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)
Akero Therapeutics, Inc., CVR
(d)
.......... 8,845 $ 5,749
Contra Aduro Biotech I, CVR
(d)
........... 1,703 869
Contra Chinook Therape, CVR
(d)
.......... 7,079 1,203
Icosavax, Inc., CVR ................... 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
........ 105 —
Sanofi Aatd, Inc., CVR
(d)
................ 4,257 6,982
15,958
Life Sciences Tools & Services — 0.0%
(a)(d)
OmniAb, Inc., 12.50 Earnout Shares ( Expires
11/02/22 ) ........................ 703 —
OmniAb, Inc., 15.00 Earnout Shares ( Expires
11/03/22 ) ........................ 703 —
—
Total Rights — 0.0%
(Cost: $ 12,997 ) ................................. 15,958
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 202 276
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 276
Total Long-Term Investments — 99.5%
(Cost: $ 264,636,315 ) .............................. 357,869,305
Short-Term Securities
Money Market Funds — 10.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(g)
................... 36,599,901 36,618,201
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,655,290 1,655,290
Total Short-Term Securities — 10 .6%
(Cost: $ 38,273,491 ) ............................... 38,273,491
Total Investments — 110 .1%
(Cost: $ 302,909,806 ) .............................. 396,142,796
Liabilities in Excess of Other Assets — (10.1) % ............ (36,340,454)
Net Assets — 100.0% ...............................
$ 359,802,342

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
20
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,342,077 $ — $ (18,730,346)
(a)
$ 2,114 $ 4,356 $ 36,618,201 36,599,901 $ 294,290
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,592,079 63,211
(a)
— — — 1,655,290 1,655,290 67,671 —
$ 2,114 $ 4,356 $ 38,273,491 $ 361,961 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 17 03/20/26 $ 2,123 $ (38,449)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 38,449 $ — $ — $ — $ 38,449
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (7,703) $ — $ — $ — $ (7,703)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 57,037 $ — $ — $ — $ 57,037
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,002,470
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 6,888,196 $ — $ — $ 6,888,196
Air Freight & Logistics .................................... 408,017 — — 408,017
Automobile Components .................................. 3,804,549 — — 3,804,549
Automobiles .......................................... 181,850 — — 181,850

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
22
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 35,298,432 $ — $ — $ 35,298,432
Beverages ........................................... 456,215 — — 456,215
Biotechnology ......................................... 33,421,276 — — 33,421,276
Broadline Retail ........................................ 373,782 — — 373,782
Building Products ....................................... 5,272,023 — — 5,272,023
Capital Markets ........................................ 6,423,581 — — 6,423,581
Chemicals ............................................ 5,339,163 — — 5,339,163
Commercial Services & Supplies ............................. 5,104,228 — — 5,104,228
Communications Equipment ................................ 3,317,224 — — 3,317,224
Construction & Engineering ................................ 8,539,491 — — 8,539,491
Construction Materials .................................... 713,317 — — 713,317
Consumer Finance ...................................... 3,653,102 — — 3,653,102
Consumer Staples Distribution & Retail ........................ 1,576,925 — — 1,576,925
Containers & Packaging .................................. 858,998 — — 858,998
Distributors ........................................... 222,510 — — 222,510
Diversified Consumer Services .............................. 4,008,766 — — 4,008,766
Diversified REITs ....................................... 1,925,687 — — 1,925,687
Diversified Telecommunication Services ........................ 1,994,538 — — 1,994,538
Electric Utilities ........................................ 3,410,656 — — 3,410,656
Electrical Equipment ..................................... 8,623,448 — — 8,623,448
Electronic Equipment, Instruments & Components ................. 12,264,025 — — 12,264,025
Energy Equipment & Services .............................. 6,409,392 — — 6,409,392
Entertainment ......................................... 1,869,188 — — 1,869,188
Financial Services ...................................... 7,734,168 — — 7,734,168
Food Products ......................................... 2,541,756 — — 2,541,756
Gas Utilities ........................................... 3,679,434 — — 3,679,434
Ground Transportation ................................... 1,050,329 — — 1,050,329
Health Care Equipment & Supplies ........................... 9,703,508 — — 9,703,508
Health Care Providers & Services ............................ 11,668,088 — — 11,668,088
Health Care REITs ...................................... 3,689,799 — — 3,689,799
Health Care Technology .................................. 1,212,260 — — 1,212,260
Hotel & Resort REITs .................................... 2,112,026 — — 2,112,026
Hotels, Restaurants & Leisure .............................. 6,055,039 — — 6,055,039
Household Durables ..................................... 5,952,441 — — 5,952,441
Household Products ..................................... 928,644 — — 928,644
Independent Power and Renewable Electricity Producers ............ 926,472 — — 926,472
Industrial Conglomerates .................................. 102,473 — — 102,473
Industrial REITs ........................................ 1,453,758 — — 1,453,758
Insurance ............................................ 7,202,651 — — 7,202,651
Interactive Media & Services ............................... 1,883,127 — — 1,883,127
IT Services ........................................... 2,218,572 — — 2,218,572
Leisure Products ....................................... 1,527,643 — — 1,527,643
Life Sciences Tools & Services .............................. 1,638,712 — — 1,638,712
Machinery ............................................ 13,620,120 — — 13,620,120
Marine Transportation .................................... 743,686 — — 743,686
Media ............................................... 3,578,137 — — 3,578,137
Metals & Mining ........................................ 8,567,789 — — 8,567,789
Mortgage Real Estate Investment Trusts (REITs) .................. 3,030,015 — — 3,030,015
Multi-Utilities .......................................... 1,602,170 — — 1,602,170
Office REITs .......................................... 1,793,663 — — 1,793,663
Oil, Gas & Consumable Fuels ............................... 10,789,992 — — 10,789,992
Paper & Forest Products .................................. 309,312 — — 309,312
Passenger Airlines ...................................... 1,748,099 — — 1,748,099
Personal Care Products .................................. 705,735 — — 705,735
Pharmaceuticals ....................................... 9,409,773 — 125 9,409,898
Professional Services .................................... 6,181,149 — — 6,181,149
Real Estate Management & Development ....................... 2,401,302 — — 2,401,302
Residential REITs ....................................... 1,347,736 — — 1,347,736
Retail REITs .......................................... 4,145,429 — — 4,145,429
Semiconductors & Semiconductor Equipment .................... 12,090,200 — — 12,090,200
Software ............................................. 20,231,292 — — 20,231,292
Specialized REITs ...................................... 1,415,344 — — 1,415,344
Specialty Retail ........................................ 7,899,522 — — 7,899,522
Technology Hardware, Storage & Peripherals .................... 2,661,570 — — 2,661,570
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ 1,947,282 $ — $ — $ 1,947,282
Tobacco ............................................. 397,431 — — 397,431
Trading Companies & Distributors ............................ 3,824,264 — — 3,824,264
Transportation Infrastructure ............................... 23,089 — — 23,089
Water Utilities ......................................... 1,170,924 — — 1,170,924
Wireless Telecommunication Services ......................... 578,442 — — 578,442
Rights ................................................ — 1,155 14,803 15,958
Warrants .............................................. — 276 — 276
Short-Term Securities
Money Market Funds ...................................... 38,273,491 — — 38,273,491
$ 396,126,437 $ 1,431 $ 14,928 $ 396,142,796
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (38,449) $ — $ — $ (38,449)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
24
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 357,869,305
Investments, at value — affiliated
(c)
.......................................................................................... 38,273,491
Cash ............................................................................................................. 7,887
Cash pledged: –
Futures contracts .................................................................................................... 145,000
Foreign currency, at value
(d)
............................................................................................... 4,998
Receivables: –
Investments sold .................................................................................................... 165,518
Securities lending income — affiliated ...................................................................................... 19,530
Capital shares sold ................................................................................................... 96,280
Dividends — unaffiliated ............................................................................................... 338,223
Dividends — affiliated ................................................................................................. 4,359
Prepaid e xpenses ..................................................................................................... 907
Total a ssets .........................................................................................................
396,925,498
LIABILITIES
Collateral on securities loaned ............................................................................................. 36,621,899
Payables: –
Investments purchased ................................................................................................ 13,692
Capital shares redeemed ............................................................................................... 155,316
Distribution fees ..................................................................................................... 1,322
Interest expense .................................................................................................... 259
Investment advisory fees .............................................................................................. 37,762
Directors' and Officer's fees ............................................................................................. 51
Printing and postage fees .............................................................................................. 156,497
Professional fees .................................................................................................... 37,644
Transfer agent fees .................................................................................................. 63,045
Variation margin on futures contracts ....................................................................................... 15,353
Other accrued expenses ............................................................................................... 20,316
Total li abilities ........................................................................................................
37,123,156
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 359,802,342
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 264,608,029
Accumulated earnings .................................................................................................. 95,194,313
NET ASSETS ........................................................................................................
$ 359,802,342
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 264,636,315
(b)
  Securities loaned, at value ...................................................................................... $ 35,352,131
(c)
  Investments, at cost — affiliated ................................................................................... $ 38,273,491
(d)
  Foreign currency, at cost ....................................................................................... $ 4,998
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
25
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 353,312,132
Shares outstanding ...................................................................................................
27,714,032
Net asset value .....................................................................................................
$ 12.75
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 6,490,210
Shares outstanding ...................................................................................................
511,542
Net asset value .....................................................................................................
$ 12.69
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,456,858
Dividends — affiliated ................................................................................................. 67,671
Interest — unaffiliated ................................................................................................. 7,406
Securities lending income — affiliated — net ................................................................................. 294,290
Foreign taxes withheld ................................................................................................ (9,302)
Total investment income .................................................................................................
4,816,923
EXPENSES
Investment advisory .................................................................................................. 266,360
Transfer agent — class specific .......................................................................................... 167,375
Printing and postage ................................................................................................. 94,035
Professional ....................................................................................................... 93,865
Accounting services .................................................................................................. 44,377
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 16,772
Distribution — class specific ............................................................................................ 14,554
Custodian ......................................................................................................... 14,041
Directors and Officer ................................................................................................. 9,101
Transfer agent ...................................................................................................... 5,123
Miscellaneous ...................................................................................................... 24,243
Total expenses excluding interest expense .....................................................................................
749,846
Interest expense .................................................................................................... 956
Total expenses .......................................................................................................
750,802
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,225)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (9,900)
Total expenses after fees waived and/or reimbursed ..............................................................................
739,677
Net investment income ..................................................................................................
4,077,246
REALIZED AND UNREALIZED GAIN (LOSS) $ 36,977,292
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 13,818,163
Investments — affiliated ............................................................................................. 2,114
Foreign currency transactions ......................................................................................... 110
Futures contracts .................................................................................................. (7,703)
A
13,812,684
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 23,103,191
Investments — affiliated ............................................................................................. 4,356
Foreign currency translations .......................................................................................... 24
Futures contracts .................................................................................................. 57,037
A
23,164,608
Net realized and unrealized gain ...........................................................................................
36,977,292
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 41,054,538

Statements of Changes in Net Assets
27
Statements of Changes in Net Assets
BlackRock Small Cap Index V.I. Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,077,246  $ 3,932,160
Net realized gain .................................................................................. 13,812,684  17,084,749
Net change in unrealized appreciation (depreciation) .......................................................... 23,164,608  13,476,748
Net increase in net assets resulting from operations ............................................................. 41,054,538  34,493,657
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (13,946,420) (23,030,616)
Class III ....................................................................................... (242,513) (359,795)
Decrease in net assets resulting from distributions to shareholders ................................................... (14,188,933) (23,390,411)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (2,036,494) 7,017,459
NET ASSETS
Total increase in net assets ............................................................................. 24,829,111  18,120,705
Beginning of year .................................................................................... 334,973,231  316,852,526
End of year ........................................................................................
$ 359,802,342  $ 334,973,231
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
28
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Small Cap Index V.I. Fund
Class I
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 11.78  $ 11.33  $ 10.08  $ 13.10  $ 13.02
Net investment income
(a)
....................................
0 .15  0 .15  0 .15  0 .14  0 .14
Net realized and unrealized gain (loss) ...........................
1 .34  1 .17  1 .52  ( 2 .83 ) 1 .68
Net increase (decrease) from investment operations ................... 1.49  1.32  1.67  (2.69) 1.82
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .12 ) ( 0 .22 ) ( 0 .14 ) ( 0 .13 ) ( 0 .16 )
From net realized gain ...................................... ( 0 .40 ) ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ........................................... (0.52) (0.87) (0.42) (0.33) (1.74)
Net asset value, end of year .................................. $ 12.75  $ 11.78  $ 11.33  $ 10.08  $ 13.10
Total Return
(c)
Based on net asset value ..................................... 12.65% 11.31% 16.70% (20.46)% 14.57%
Ratios to Average Net Assets
(d)
Total expen ses
(e)
...........................................
0.22% 0.23% 0.23% 0.24% 0.23%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.22% 0.22% 0.21% 0.22%
Net investment income ......................................
1.23% 1.22% 1.39% 1.30% 0.96%
Supplemental Data
Net assets, end of year (000) ................................... $ 353,312  $ 329,628  $ 313,531  $ 274,954  $ 351,338
Portfolio turnover rate ........................................ 13% 14% 15% 18% 21%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Expense ratios ............................................................ 0.21% 0.21% 0.21% N/A   0.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Small Cap Index V.I. Fund
Class III
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ..........................
$ 11.73  $ 11.29  $ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
..................................
0 .12  0 .12  0 .12  0 .13  0 .16
Net realized and unrealized gain (loss) .........................
1 .33  1 .17  1 .52  ( 2 .83 ) ( 0 .52 )
(c)
Net increase (decrease) from investment operations ................. 1.45  1.29  1.64  (2.70) (0.36)
Distributions
(d)
– – – – –
From net investment income ............................... ( 0 .09 ) ( 0 .20 ) ( 0 .12 ) ( 0 .12 ) ( 0 .15 )
From net realized gain .................................... ( 0 .40 ) ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ......................................... (0.49) (0.85) (0.40) (0.32) (1.73)
Net asset value, end of period ............................... $ 12.69  $ 11.73  $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
Based on net asset value ................................... 12.37% 11.07% 16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses
(h)
.........................................
0.47% 0.48% 0.48% 0.51% 0.41%
(i)
Total expenses after fees waived and/or reimbursed .................
0.47% 0.47% 0.47% 0.45% 0.41%
(i)
Net investment income ....................................
0.98% 1.00% 1.16% 1.21% 1.23%
(i)
Supplemental Data
Net assets, end of period (000) ............................... $ 6,490  $ 5,345  $ 3,322  $ 2,057  $ 635
Portfolio turnover rate ...................................... 13% 14% 15% 18% 21%
(j)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ............................................................ 0.46% 0.46% 0.46% N/A   N/A
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
30
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small Cap
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
32
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2025, the class specific distribution fees borne directly by Class III were $14,554.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 1,034,703 $ (1,034,703) $ — $ —
BNP Paribas SA ................................. 897,873 (897,873) — —
BofA Securities, Inc. ............................... 314,533 (314,533) — —
Citigroup Global Markets, Inc. ........................ 9,706,859 (9,706,859) — —
J.P. Morgan Securities LLC .......................... 8,242,805 (8,242,805) — —
Jefferies LLC .................................... 541,057 (541,057) — —
Morgan Stanley .................................. 4,949,858 (4,949,858) — —
National Financial Services LLC ....................... 3,048,389 (3,048,389) — —
State Street Bank & Trust Co. ........................ 4,336,172 (4,336,172) — —
TD Securities (USA) LLC ........................... 2,055,144 (2,055,144) — —
Toronto-Dominion Bank ............................ 183,581 (183,581) — —
UBS Securities LLC ............................... 41,157 (41,157) — —
$ 35,352,131 $ (35,352,131) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
34
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $1,225.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 164,456 $ 2,919 $ 167,375
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,232
Class III ...................................................................................................... 35
$ 1,267
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 8,488
Class III ...................................................................................................... 145
$ 8,633

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.
For the year ended December 31, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $68,737 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Class I ................................................................................................................ $ 16,481
Class III ............................................................................................................... 291
$ 16,772
Purchases ............................................................................................................... $ 5,605,021
Sales ................................................................................................................... 14,176,333
Net Realized Gain .......................................................................................................... 8,406,615

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
36
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments,  excluding short-term securities, were $44,104,278 and $55,810,450, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and characterization of corporate actions.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
BlackRock Small Cap Index V.I. Fund
Ordinary income ...................................................................................... $ 3,559,889 $ 7,824,433
Long-term capital gains ................................................................................. 10,629,044 15,565,978
$ 14,188,933 $ 23,390,411
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Small Cap Index V.I. Fund ............................................. $ 417,122 $ 2,737,660 $ 92,039,531 $ 95,194,313
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 304,103,289 $ 137,996,726 $ (45,957,219) $ 92,039,507

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
38
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
1,081,664 $ 12,729,445 1,105,059 $ 13,094,359
Shares issued in reinvestment of distributions ........................
1,088,228 13,946,050 1,848,391 23,029,994
Shares redeemed .........................................
(2,443,172) (29,341,542) (2,644,035) (31,057,006)
(273,280) $ (2,666,047) 309,415 $ 5,067,347
Class III
Shares sold .............................................
208,799 $ 2,415,456 165,904 $ 1,990,332
Shares issued in reinvestment of distributions ........................
18,968 241,863 28,924 358,671
Shares redeemed .........................................
(172,060) (2,027,766) (33,218) (398,891)
55,707 $ 629,553 161,610 $ 1,950,112
(217,573) $ (2,036,494) 471,025 $ 7,017,459
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
40
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(d)
New York, NY 10036
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: February 13, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 13, 2026